UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Mutual Funds (46.4%)	Value
Equity Mutual Funds (44.0%)
4,044,547	Thrivent Partner Small Cap Growth Portfolio	$65,096,990
708,951	Thrivent Partner Small Cap Value Portfolio	18,214,939
1,737,044	Thrivent Small Cap Stock Portfolio	29,591,931
1,693,599	Thrivent Partner Mid Cap Value Portfolio	29,080,612
2,633,658	Thrivent Mid Cap Stock Portfolio	47,232,286
11,481,744	Thrivent Partner Worldwide Allocation Portfolio	110,661,046
2,807,135	Thrivent Large Cap Value Portfolio	45,432,365
3,155,081	Thrivent Large Cap Stock Portfolio	38,853,879

	Total	384,164,048

Fixed Income Mutual Funds (2.4%)
1,030,872	Thrivent High Yield Portfolio	5,144,874
443,455	Thrivent Opportunity Income Plus Portfolio	4,531,669
422,023	Thrivent Income Portfolio	4,423,178
702,727	Thrivent Limited Maturity Bond Portfolio	6,913,216

	Total	21,012,937

	Total Mutual Funds (cost $365,325,291)	405,176,985

Shares	Common Stock (40.1%)	Value
Consumer Discretionary (6.2%)
2,350	Aaron’s, Inc.	57,152
12,356	Amazon.com, Inc.[a,b]	3,984,069
6,050	Apollo Group, Inc.[a]	152,157
6,250	AutoZone, Inc.[a]	3,185,375
2,850	Bank Mandiri Persero Tbk PTa	71,792
9,950	Barnes & Noble, Inc.[a]	196,413
18,900	Best Buy Company, Inc.	634,851
1,450	Big Lots, Inc.	62,423
2,500	BJ’s Restaurants, Inc.[a]	89,975
7,260	BorgWarner, Inc.	381,949
1,250	Brinker International, Inc.	63,487
19,000	Cablevision Systems Corporation	332,690
3,150	Carnival Corporation	126,535
8,350	Cato Corporation	287,741
9,530	CBS Corporation	509,855
1,800	Charter Communications, Inc.[a]	272,466
26,990	Cheesecake Factory, Inc.	1,228,045
2,600	Children’s Place Retail Stores, Inc.	123,916
4,200	Coinstar, Inc.[a]	235,620
96,848	Comcast Corporation[b]	5,208,485
3,650	Crocs, Inc.[a]	45,917
21,389	Delphi Automotive plc	1,312,001
1,900	DeVry Education Group, Inc.	81,339
3,879	Discovery Communications, Inc., Class Aa	146,626
3,879	Discovery Communications, Inc., Class Ca	144,609
9,250	DISH Network Corporation[a]	597,365

Shares	Common Stock (40.1%)	Value
Consumer Discretionary (6.2%) - continued
22,948	Dollar Tree, Inc.[a]	$1,286,694
6,910	Dunkin’ Brands Group, Inc.	309,706
24,150	Ford Motor Company	357,178
3,250	General Motors Company	103,805
9,400	G-III Apparel Group, Ltd.[a]	778,884
4,175	Harman International Industries, Inc.	409,317
32,450	Home Depot, Inc.	2,976,963
7,920	HomeAway, Inc.[a]	281,160
45,060	Houghton Mifflin Harcourt Company[a]	875,966
3,550	Iconix Brand Group, Inc.[a]	131,137
32,627	Ignite Restaurant Group, Inc.[a]	195,762
2,750	iRobot Corporation[a]	83,738
8,940	Jarden Corporation[a]	537,383
5,000	Kirkland’s, Inc.[a]	80,550
44,250	Kohl’s Corporation	2,700,577
46,060	Las Vegas Sands Corporation	2,865,393
6,850	Liberty Interactive Corporation[a]	195,362
8,319	Limited Brands, Inc.	557,207
19,520	Lowe’s Companies, Inc.	1,032,998
10,900	Macy’s, Inc.	634,162
11,420	Marriott International, Inc.	798,258
2,350	Marriott Vacations Worldwide Corporation[a]	149,014
50,375	MDC Partners, Inc.	966,696
300	Michael Kors Holdings, Ltd.[a]	21,417
5,700	Nautilus, Inc.[a]	68,229
32,450	NIKE, Inc.	2,894,540
54,880	NutriSystem, Inc.	843,506
6,250	Omnicom Group, Inc.	430,375
7,800	Orbitz Worldwide, Inc.[a]	61,386
3,608	O’Reilly Automotive, Inc.[a]	542,499
12,450	Papa John’s International, Inc.	497,875
3,500	PetSmart, Inc.	245,315
4,730	PVH Corporation	573,039
1,340	Ralph Lauren Corporation	220,738
6,070	Ross Stores, Inc.	458,771
9,750	Ruby Tuesday, Inc.[a]	57,428
6,600	Scientific Games Corporation[a]	71,082
5,150	Scripps Networks Interactive, Inc.	402,164
9,550	Select Comfort Corporation[a]	199,786
4,700	Smith & Wesson Holding Corporation[a]	44,368
41,900	Starbucks Corporation	3,161,774
7,370	Starwood Hotels & Resorts Worldwide, Inc.	613,258
4,780	Time Warner Cable, Inc.	685,882
16,910	Toll Brothers, Inc.[a]	526,916
4,466	Tractor Supply Company	274,704
63,800	Tuesday Morning Corporation[a]	1,238,039
3,050	Ulta Salon Cosmetics & Fragrance, Inc.[a]	360,419
5,820	Under Armour, Inc.[a]	402,162
6,704	VF Corporation	442,665
6,000	Wyndham Worldwide Corporation	487,560
1,350	Wynn Resorts, Ltd.	252,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (40.1%)	Value
Consumer Discretionary (6.2%) - continued
3,550	Zumiez, Inc.[a]	$99,755

	Total	54,018,973

Consumer Staples (1.3%)
16,300	Anheuser-Busch InBev NV ADR	1,806,855
20,773	Annie’s, Inc.[a]	953,481
1,300	Coca-Cola Enterprises, Inc.	57,668
1,600	Colgate-Palmolive Company	104,352
27,100	CVS Health Corporation	2,156,889
3,100	Green Mountain Coffee Roasters, Inc.	403,403
6,390	Hain Celestial Group, Inc.[a]	654,017
4,100	Ingredion, Inc.	310,739
3,300	Kimberly-Clark Corporation	354,981
1,550	Kroger Company	80,600
2,850	Molson Coors Brewing Company	212,154
14,220	Mondelez International, Inc.	487,248
7,700	Monster Beverage Corporation[a]	705,859
2,761	Pantry, Inc.[a]	55,855
3,691	Philip Morris International, Inc.	307,829
2,000	Pilgrim’s Pride Corporation[a]	61,120
2,500	Pinnacle Foods, Inc.	81,625
43,900	Rite Aid Corporation[a]	212,476
3,270	United Natural Foods, Inc.[a]	200,974
1,900	Wal-Mart Stores, Inc.	145,293
38,820	WhiteWave Foods Company[a]	1,410,331
6,944	Whole Foods Market, Inc.	264,636

	Total	11,028,385

Energy (4.9%)
1,620	Atwood Oceanics, Inc.[a]	70,778
2,100	Baker Hughes, Inc.	136,626
22,985	Cabot Oil & Gas Corporation	751,380
58,938	Cameron International Corporation[a]	3,912,304
13,200	Canadian Natural Resources, Ltd.	512,688
3,200	Chesapeake Energy Corporation	73,568
11,020	Chevron Corporation	1,314,906
780	Cimarex Energy Company	98,693
50,600	Cobalt International Energy, Inc.[a]	688,160
7,200	Comstock Resources, Inc.	134,064
7,578	Concho Resources, Inc.[a]	950,205
1,250	ConocoPhillips	95,650
4,570	Denbury Resources, Inc.	68,687
550	Energen Corporation	39,732
4,150	Energy XXI, Ltd.	47,103
1,050	Ensco plc	43,375
30,966	EOG Resources, Inc.	3,066,253
16,441	EQT Corporation	1,505,009
1,400	Exterran Holdings, Inc.	62,034
20,800	Exxon Mobil Corporation	1,956,240
2,650	Green Plains, Inc.	99,084
1,500	Gulfmark Offshore, Inc.	47,025
650	Gulfport Energy Corporation[a]	34,710
52,550	Halcon Resources Corporation[a]	208,098
1,100	Helmerich & Payne, Inc.	107,657
1,400	Hess Corporation	132,048
4,900	HollyFrontier Corporation	214,032
6,150	Kosmos Energy, Ltd.[a]	61,254
99,268	Marathon Oil Corporation	3,731,484

Shares	Common Stock (40.1%)	Value
Energy (4.9%) - continued
10,300	Marathon Petroleum Corporation	$872,101
24,100	Market Vectors Oil Service ETF	1,195,601
15,600	Nabors Industries, Ltd.	355,056
11,530	National Oilwell Varco, Inc.	877,433
1,830	Noble Corporation	40,663
1,230	Noble Energy, Inc.	84,083
33,830	Oasis Petroleum, Inc.[a]	1,414,432
4,600	Occidental Petroleum Corporation	442,290
1,175	Oceaneering International, Inc.	76,575
1,040	Oil States International, Inc.[a]	64,376
610	Paragon Offshore plc[a]	3,752
10,700	Patterson-UTI Energy, Inc.	348,071
11,949	Peabody Energy Corporation	147,929
44,100	Petroleo Brasileiro SA ADR	625,779
340	Pioneer Natural Resources Company	66,970
1,800	QEP Resources, Inc.	55,404
785	Range Resources Corporation	53,231
15,840	Rex Energy Corporation[a]	200,693
11,070	Rosetta Resources, Inc.[a]	493,279
28,200	Rowan Companies plc	713,742
9,900	SandRidge Energy, Inc.[a]	42,471
43,020	Schlumberger, Ltd.	4,374,704
3,500	Seadrill, Ltd.	93,660
10,745	SM Energy Company	838,110
44,640	Southwestern Energy Company[a]	1,560,168
13,950	Suncor Energy, Inc. ADR	504,292
7,520	Superior Energy Services, Inc.	247,182
31,950	Total SA ADR	2,059,177
39,722	Trinidad Drilling, Ltd.	297,574
202,466	Weatherford International, Ltd.[a]	4,211,293
2,845	Whiting Petroleum Corporation[a]	220,630
2,850	WPX Energy, Inc.[a]	68,571

	Total	42,812,139

Financials (5.7%)
3,530	ACE, Ltd.	370,191
9,342	Affiliated Managers Group, Inc.[a]	1,871,763
11,470	Allied World Assurance Company Holdings AG	422,555
6,590	Allstate Corporation	404,428
9,500	American Assets Trust, Inc.	313,215
11,200	American International Group, Inc.	605,024
5,290	Ameriprise Financial, Inc.	652,680
6,600	AmTrust Financial Services, Inc.	262,812
5,930	Argo Group International Holdings, Ltd.	298,338
1,700	Assurant, Inc.	109,310
12,210	Assured Guaranty, Ltd.	270,574
62,120	Bank of America Corporation	1,059,146
2,550	Banner Corporation	98,099
31,320	BBCN Bancorp, Inc.	456,959
12,450	Berkshire Hathaway, Inc.[a]	1,719,843
11,200	Blackstone Group, LP	352,576
4,650	Boston Private Financial Holdings, Inc.	57,614
4,500	Camden Property Trust	308,385

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (40.1%)	Value
Financials (5.7%) - continued
7,100	Capital One Financial Corporation	$579,502
2,700	Cash America International, Inc.	118,260
1,900	CBRE Group, Inc.[a]	56,506
50,271	Citigroup, Inc.	2,605,043
1,772	CNA Financial Corporation	67,389
67,550	CNO Financial Group, Inc.	1,145,648
13,000	Comerica, Inc.	648,180
4,100	Crown Castle International Corporation	330,173
3,300	DDR Corporation	55,209
8,305	Deutsche Bank AG	289,512
5,250	Digital Realty Trust, Inc.	327,495
18,262	Discover Financial Services	1,175,890
16,950	Duke Realty Corporation	291,201
29,340	Education Realty Trust, Inc.	301,615
5,800	Extra Space Storage, Inc.	299,106
4,450	FBR & Company[a]	122,464
11,200	First Horizon National Corporation	137,536
24,750	First Niagara Financial Group, Inc.	206,168
25,280	First Republic Bank	1,248,326
7,450	Fulton Financial Corporation	82,546
8,087	Gaming and Leisure Properties, Inc.	249,888
2,450	General Growth Properties, Inc.	57,698
10,750	Government Properties Income Trust	235,533
8,500	Green Dot Corporation[a]	179,690
42,000	Hanmi Financial Corporation	846,720
1,750	Hanover Insurance Group, Inc.	107,485
15,577	HCC Insurance Holdings, Inc.	752,213
20,598	Host Hotels & Resorts, Inc.	439,355
113,600	Huntington Bancshares, Inc.	1,105,328
1,680	Intercontinental Exchange, Inc.	327,684
23,030	Invesco, Ltd.	909,224
23,980	iShares Russell 2000 Index Fund	2,622,213
33,623	J.P. Morgan Chase & Company	2,025,450
27,050	KeyCorp	360,576
10,281	Lazard, Ltd.	521,247
3,350	M&T Bank Corporation	413,022
7,700	MBIA, Inc.[a]	70,686
17,630	MetLife, Inc.	947,084
1,100	Mid-America Apartment Communities, Inc.	72,215
28,790	Morgan Stanley	995,270
13,650	NASDAQ OMX Group, Inc.	579,033
7,450	Northern Trust Corporation	506,823
15,070	PacWest Bancorp	621,336
15,640	Parkway Properties, Inc.	293,719
23,710	Pebblebrook Hotel Trust	885,331
9,350	Popular, Inc.[a]	275,217
5,750	Prudential Financial, Inc.	505,655
2,600	RLJ Lodging Trust	74,022
750	Sovran Self Storage, Inc.	55,770
91,250	SPDR Euro Stoxx 50 ETF	3,622,625
21,005	SPDR S&P 500 ETF Trust	4,138,405
4,150	Sunstone Hotel Investors, Inc.	57,353
6,870	SVB Financial Group[a]	770,058

Shares	Common Stock (40.1%)	Value
Financials (5.7%) - continued
37,320	Synovus Financial Corporation	$882,245
2,630	T. Rowe Price Group, Inc.	206,192
15,880	TD Ameritrade Holding Corporation	529,916
24,490	Terreno Realty Corporation	461,147
5,410	Texas Capital Bancshares, Inc.[a]	312,049
3,900	W.R. Berkley Corporation	186,420
7,833	Wells Fargo & Company	406,298
23,890	Western Alliance Bancorp[a]	570,971
2,200	Weyerhaeuser Company	70,092
26,620	Zions Bancorporation	773,577

	Total	49,744,116

Health Care (5.7%)
1,200	Abaxis, Inc.	60,852
2,550	Abbott Laboratories	106,054
1,900	Acceleron Pharma, Inc.[a]	57,456
20,000	Acorda Therapeutics, Inc.[a]	677,600
15,099	Actavis, Inc.[a]	3,643,087
12,050	Aetna, Inc.	976,050
18,450	Affymetrix, Inc.[a]	147,231
20,120	Akorn, Inc.[a]	729,752
1,250	Alexion Pharmaceuticals, Inc.[a]	207,275
9,240	Align Technology, Inc.[a]	477,523
28,350	Allscripts Healthcare Solutions, Inc.[a]	380,315
6,222	AmerisourceBergen Corporation	480,961
6,700	Amgen, Inc.	941,082
5,950	AMN Healthcare Services, Inc.[a]	93,415
1,600	AmSurg Corporation[a]	80,080
10,610	Baxter International, Inc.	761,480
700	Biogen Idec, Inc.[a]	231,567
8,300	BioMarin Pharmaceutical, Inc.[a]	598,928
44,180	BioScrip, Inc.[a]	305,284
62,100	Boston Scientific Corporation[a]	733,401
3,500	Bruker Corporation[a]	64,803
3,058	C.R. Bard, Inc.	436,407
7,800	Cardinal Health, Inc.	584,376
8,536	Catamaran Corporation[a]	359,792
10,150	Centene Corporation[a]	839,507
74,680	Cerner Corporation[a]	4,448,688
1,650	Charles River Laboratories International, Inc.[a]	98,571
1,900	Community Health Systems, Inc.[a]	104,101
2,110	Cooper Companies, Inc.	328,632
3,390	Covance, Inc.[a]	266,793
7,510	Covidien plc	649,690
1,910	Cubist Pharmaceuticals, Inc.[a]	126,709
5,250	DENTSPLY International, Inc.	239,400
5,950	Endo International plc[a]	406,623
7,430	Envision Healthcare Holdings, Inc.[a]	257,672
33,596	ExamWorks Group, Inc.[a]	1,100,269
5,000	Express Scripts Holding Company[a]	353,150
66,550	Gilead Sciences, Inc.[a]	7,084,247
1,200	Greatbatch, Inc.[a]	51,132
2,250	HCA Holdings, Inc.[a]	158,670
27,500	Hologic, Inc.[a]	669,075
4,050	Illumina, Inc.[a]	663,876

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (40.1%)	Value
Health Care (5.7%) - continued
36,602	Johnson & Johnson	$3,901,407
2,050	Mallinckrodt, LLC[a]	184,808
3,150	McKesson Corporation	613,211
4,750	Medicines Company[a]	106,020
22,580	Merck & Company, Inc.	1,338,542
2,294	Mettler-Toledo International, Inc.[a]	587,562
3,750	Molina Healthcare, Inc.[a]	158,625
20,900	Neurocrine Biosciences, Inc.[a]	327,503
13,550	Novavax, Inc.[a]	56,504
30,021	NuVasive, Inc.[a]	1,046,832
7,650	PAREXEL International Corporation[a]	482,639
5,700	PerkinElmer, Inc.	248,520
5,830	Perrigo Company plc	875,608
14,100	Pfizer, Inc.	416,937
2,750	PharMerica Corporation[a]	67,183
1,550	Providence Service Corporation[a]	74,989
2,450	Qiagen NVa	55,787
1,650	Quintiles Transnational Holdings, Inc.[a]	92,037
8,350	Spectrum Pharmaceuticals, Inc.[a]	67,969
4,590	Team Health Holdings, Inc.[a]	266,174
9,480	Teleflex, Inc.	995,779
600	Thermo Fisher Scientific, Inc.	73,020
15,163	UnitedHealth Group, Inc.	1,307,809
9,140	Universal Health Services, Inc.	955,130
29,850	Vertex Pharmaceuticals, Inc.[a]	3,352,453
7,050	Volcano Corporation[a]	75,012
3,350	Waters Corporation[a]	332,052
3,600	WellPoint, Inc.	430,632

	Total	49,472,320

Industrials (4.9%)
1,550	3M Company	219,604
2,150	AAR Corporation	51,922
17,600	ADT Corporation	624,096
6,730	AMETEK, Inc.	337,913
13,950	Apogee Enterprises, Inc.	555,210
4,916	B/E Aerospace, Inc.[a]	412,649
21,700	Boeing Company	2,764,146
3,307	Briggs & Stratton Corporation	59,592
3,600	Caterpillar, Inc.	356,508
19,610	CLARCOR, Inc.	1,236,999
22,300	CSX Corporation	714,938
10,240	Curtiss-Wright Corporation	675,021
105,050	Delta Air Lines, Inc.	3,797,558
33,424	EMCOR Group, Inc.	1,335,623
7,790	Esterline Technologies Corporation[a]	866,793
5,680	Fastenal Company	255,032
7,500	Federal Signal Corporation	99,300
8,331	Flowserve Corporation	587,502
40,700	Fluor Corporation	2,718,353
10,380	Fortune Brands Home and Security, Inc.	426,722
15,560	GATX Corporation	908,237
2,550	General Cable Corporation	38,454
5,680	Graco, Inc.	414,526
21,171	Granite Construction, Inc.	673,450
8,750	Hertz Global Holdings, Inc.[a]	222,163

Shares	Common Stock (40.1%)	Value
Industrials (4.9%) - continued
33,800	HNI Corporation	$1,216,462
6,365	Honeywell International, Inc.	592,709
4,150	Huntington Ingalls Industries, Inc.	432,472
13,000	Ingersoll-Rand plc	732,680
5,950	Insperity, Inc.	162,673
80,150	Interface, Inc.	1,293,621
6,320	Jacobs Engineering Group, Inc.[a]	308,542
3,950	JB Hunt Transport Services, Inc.	292,498
9,200	KAR Auction Services, Inc.	263,396
34,850	Korn/Ferry International[a]	867,765
20,900	Landstar System, Inc.	1,508,771
2,517	Manitowoc Company, Inc.	59,024
3,800	Manpower, Inc.	266,380
4,500	Meritor, Inc.[a]	48,825
9,180	Nielsen NV	406,949
1,250	Old Dominion Freight Line, Inc.[a]	88,300
16,375	Oshkosh Corporation	722,956
4,028	Parker Hannifin Corporation	459,796
5,370	Pentair, Ltd.	351,681
17,473	Progressive Waste Solutions, Ltd.	450,279
18,090	Quanta Services, Inc.[a]	656,486
27,320	Ritchie Brothers Auctioneers, Inc.	611,695
14,970	Robert Half International, Inc.	733,530
4,272	Roper Industries, Inc.	624,951
65,400	Southwest Airlines Company	2,208,558
1,750	Spirit Aerosystems Holdings, Inc.[a]	66,605
7,361	Stericycle, Inc.[a]	857,998
12,280	Tennant Company	823,865
37,600	Union Pacific Corporation	4,076,592
8,250	United Rentals, Inc.[a]	916,575
1,300	United Technologies Corporation	137,280
3,350	WABCO Holdings, Inc.[a]	304,683

	Total	42,896,908

Information Technology (9.5%)
13,657	Agilent Technologies, Inc.	778,176
10,400	Akamai Technologies, Inc.[a]	621,920
1,050	Alibaba Group Holding, Ltd.[a]	93,293
3,300	Alliance Data Systems Corporationa	819,291
6,000	Amdocs, Ltd.	275,280
6,990	Amphenol Corporation	698,021
5,325	ANSYS, Inc.[a]	402,943
107,714	Apple, Inc.[b]	10,852,185
34,784	Applied Materials, Inc.	751,682
12,500	Arris Group, Inc.[a]	354,437
7,400	Aspen Technology, Inc.[a]	279,128
164,400	Atmel Corporation[a]	1,328,352
4,547	Autodesk, Inc.[a]	250,540
3,400	AVG Technologies NVa	56,372
2,700	Booz Allen Hamilton Holding Corporation	63,180
17,450	Broadcom Corporation	705,329
31,670	Broadridge Financial Solutions, Inc.	1,318,422
29,900	Brocade Communications Systems, Inc.	325,013

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (40.1%)	Value
Information Technology (9.5%) - continued
5,800	CDW Corporation	$180,090
12,212	Ciena Corporation[a]	204,185
3,150	Cirrus Logic, Inc.[a]	65,677
60,850	Cisco Systems, Inc.	1,531,594
12,260	Citrix Systems, Inc.[a]	874,628
6,800	Computer Sciences Corporation	415,820
44,600	Corning, Inc.	862,564
5,850	Digital River, Inc.[a]	84,942
3,300	Diodes, Inc.[a]	78,936
16,680	DST Systems, Inc.	1,399,786
27,424	eBay, Inc.[a]	1,553,021
7,450	Electronic Arts, Inc.[a]	265,294
150,200	EMC Corporation	4,394,852
36,950	Emulex Corporation[a]	182,533
6,185	Euronet Worldwide, Inc.[a]	295,581
4,952	F5 Networks, Inc.[a]	588,000
58,400	Facebook, Inc.[a]	4,615,936
15,450	Fairchild Semiconductor International, Inc.[a]	239,939
7,130	FEI Company	537,745
20,290	Fortinet, Inc.[a]	512,627
5,460	Gartner, Inc.[a]	401,146
5,673	Google, Inc.[a]	3,275,363
6,373	Google, Inc., Class Aa	3,749,937
15,280	Guidewire Software, Inc.[a]	677,515
1,910	IAC InterActiveCorp	125,869
1,650	iGATE Corporation[a]	60,588
5,360	Imperva, Inc.[a]	153,993
10,050	Infinera Corporation[a]	107,234
10,850	Inphi Corporation[a]	156,023
1,600	International Business Machines Corporation	303,728
42,110	Juniper Networks, Inc.	932,736
7,915	Lexmark International, Inc.	336,387
10,370	LinkedIn Corporation[a]	2,154,782
4,200	Liquidity Services, Inc.[a]	57,750
18,250	Marvell Technology Group, Ltd.	246,010
31,650	MasterCard, Inc.	2,339,568
2,740	Measurement Specialties, Inc.[a]	234,571
4,822	Microchip Technology, Inc.	227,743
13,970	Microsoft Corporation	647,649
98,532	NetApp, Inc.	4,232,935
4,235	Nice Systems, Ltd. ADR	172,746
8,353	Nuance Communications, Inc.[a]	128,762
57,118	NVIDIA Corporation	1,053,827
11,770	NXP Semiconductors NVa	805,421
15,800	Oracle Corporation	604,824
23,456	Plantronics, Inc.	1,120,728
4,900	Polycom, Inc.[a]	60,196
15,390	QLIK Technologies, Inc.[a]	416,146
50,020	QUALCOMM, Inc.[b]	3,739,995
8,200	Red Hat, Inc.[a]	460,430
44,700	Salesforce.com, Inc.[a]	2,571,591
6,250	Sanmina Corporation[a]	130,375
8,660	ServiceNow, Inc.[a]	509,035
26,347	Sonus Networks, Inc.[a]	90,107
10,600	SunPower Corporation[a]	359,128
7,800	Symantec Corporation	183,378
4,760	Synopsys, Inc.[a]	188,948
3,150	Take-Two Interactive Software, Inc.[a]	72,671
10,200	Teradata Corporation[a]	427,584

Shares	Common Stock (40.1%)	Value
Information Technology (9.5%) - continued
20,951	Teradyne, Inc.	$406,240
22,430	Texas Instruments, Inc.	1,069,687
19,910	Textura Corporation[a]	525,624
21,850	Ubiquiti Networks, Inc.[a]	820,031
930	Ultimate Software Group, Inc.[a]	131,604
2,650	Unisys Corporation[a]	62,037
10,193	VeriFone Systems, Inc.[a]	350,435
28,035	Virtusa Corporation[a]	996,925
11,300	Visa, Inc.	2,411,081
36,350	VMware, Inc.[a]	3,411,084
732	WebMD Health Corporation[a]	30,605
2,100	Workday, Inc.[a]	173,250
37,700	Xerox Corporation	498,771
1,550	Yelp, Inc.[a]	105,788

	Total	83,367,895

Materials (1.2%)
1,600	Agnico Eagle Mines, Ltd.	46,448
4,120	Airgas, Inc.	455,878
3,500	Albemarle Corporation	206,150
9,900	Alcoa, Inc.	159,291
1,150	Avery Dennison Corporation	51,347
1,600	Ball Corporation	101,232
9,700	Barrick Gold Corporation	142,202
8,528	Celanese Corporation	499,059
850	Compass Minerals International, Inc.	71,638
4,400	Crown Holdings, Inc.[a]	195,888
8,490	Dow Chemical Company	445,216
11,150	Eagle Materials, Inc.	1,135,404
2,800	Eastman Chemical Company	226,492
5,550	Eldorado Gold Corporation	37,407
7,922	FMC Corporation	453,059
1,250	Franco-Nevada Corporation	61,100
15,000	Freeport-McMoRan, Inc.	489,750
6,750	Goldcorp, Inc.	155,452
11,550	Graphic Packaging Holding Company[a]	143,567
5,382	H.B. Fuller Company	213,665
26,400	Horsehead Holding Corporation[a]	436,392
1,550	Innophos Holdings, Inc.	85,390
4,850	International Paper Company	231,539
9,150	Kinross Gold Corporation[a]	30,195
500	Martin Marietta Materials, Inc.	64,470
24,740	Materials Select Sector SPDR Fund	1,226,857
1,700	MeadWestvaco Corporation	69,598
4,100	Newmont Mining Corporation	94,505
6,230	Nucor Corporation	338,164
13,100	Owens-Illinois, Inc.[a]	341,255
5,150	Packaging Corporation of America	328,673
1,500	Rock-Tenn Company	71,370
550	Royal Gold, Inc.	35,717
2,100	Sealed Air Corporation	73,248
7,304	Silgan Holdings, Inc.	343,288
9,813	Silver Wheaton Corporation	195,573
1,450	Sonoco Products Company	56,970
6,600	Southern Copper Corporation	195,690
25,020	Steel Dynamics, Inc.	565,702
5,600	Teck Resources, Ltd.	105,784

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (40.1%)	Value
Materials (1.2%) - continued
2,150	Tronox, Ltd.	$56,008
1,050	U.S. Silica Holdings, Inc.	65,636
1,000	Vulcan Materials Company	60,230
1,450	Worthington Industries, Inc.	53,969
7,400	Yamana Gold, Inc.	44,400

	Total	10,460,868

Telecommunications Services (0.3%)
14,050	AT&T, Inc.	495,122
16,536	Cogent Communications Holdings	555,775
3,746	SBA Communications Corporation[a]	415,431
3,975	TW Telecom, Inc.[a]	165,400
13,758	Verizon Communications, Inc.	687,762
16,550	Vonage Holdings Corporation[a]	54,284

	Total	2,373,774

Utilities (0.4%)
2,400	Atmos Energy Corporation	114,480
1,100	Edison International, Inc.	61,512
6,240	Laclede Group, Inc.	289,536
8,890	NiSource, Inc.	364,312
28,560	NorthWestern Corporation	1,295,482
18,390	PG&E Corporation	828,286
8,790	Portland General Electric Company	282,335
9,700	Public Service Enterprise Group, Inc.	361,228
3,850	Southern Company	168,052
5,900	Wisconsin Energy Corporation	253,700

	Total	4,018,923

	Total Common Stock (cost $283,594,611)	350,194,301

Principal Amount	Long-Term Fixed Income (2.2%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036[c]	477,253

	Total	477,253

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
38,090	0.605%, 12/25/2035[d]	21,408
	Residential Asset Securitization Trust
50,261	0.535%, 8/25/2037[d]	20,154
	Sequoia Mortgage Trust
19,040	2.664%, 9/20/2046	795
161,244	2.664%, 9/20/2046	137,658
	WaMu Mortgage Pass Through Certificates
69,997	2.226%, 9/25/2036	63,644
102,482	2.362%, 10/25/2036	94,301

	Total	337,960

Principal Amount	Long-Term Fixed Income (2.2%)	Value
Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
$250,000	5.509%, 9/15/2039	$267,669
	Government National Mortgage Association
37,734	2.164%, 3/16/2033	37,890
9,032	3.214%, 1/16/2040	9,088

	Total	314,647

Financials (<0.1%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[e]	205,504

	Total	205,504

Mortgage-Backed Securities (0.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
875,000	3.000%, 10/1/2029[f]	899,746
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
875,000	4.000%, 10/1/2044[f]	921,210
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
900,000	3.500%, 10/1/2029[f]	946,055
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,825,000	3.500%, 10/1/2044[f]	1,865,350
1,675,000	4.000%, 10/1/2044[f]	1,765,136
1,575,000	4.500%, 10/1/2044[f]	1,699,277

	Total	8,096,774

U.S. Government and Agencies (1.1%)
	Federal National Mortgage Association
665,000	0.875%, 5/21/2018	651,276
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	200,372
	U.S. Treasury Bonds
2,540,000	3.000%, 5/15/2042	2,452,687
	U.S. Treasury Notes
275,000	1.625%, 4/30/2019	273,969
850,000	1.875%, 6/30/2020	845,219
250,000	1.625%, 8/15/2022	237,383
100,000	2.500%, 8/15/2023	100,594
2,800,000	3.625%, 2/15/2044	3,025,750
	U.S. Treasury Notes, TIPS
1,339,884	0.125%, 4/15/2018	1,350,561

	Total	9,137,811

	Total Long-Term Fixed Income (cost $18,259,718)	18,569,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (11.6%)[g]	Value
	Federal Home Loan Bank Discount Notes
28,000,000	0.021%, 10/3/2014	$27,999,967
2,000,000	0.075%, 10/8/2014	1,999,971
1,200,000	0.080%, 10/15/2014[b]	1,199,963
10,000,000	0.070%, 10/22/2014	9,999,592
2,200,000	0.085%, 10/29/2014[b]	2,199,855
2,000,000	0.055%, 11/12/2014	1,999,871
5,000,000	0.035%, 11/14/2014	4,999,786
3,000,000	0.025%, 11/21/2014	2,999,894
27,000,000	0.020%, 11/26/2014	26,999,160
2,000,000	0.070%, 12/3/2014	1,999,755
4,000,000	0.070%, 12/5/2014	3,999,494
4,000,000	0.050%, 12/17/2014	3,999,572
	Federal Home Loan Mortgage Corporation Discount Notes
9,000,000	0.065%, 11/20/2014[b]	8,999,187
2,000,000	0.030%, 12/10/2014	1,999,883

	Total Short-Term Investments (at amortized cost)	101,395,950

	Total Investments (cost $768,575,570) 100.3%	$875,337,185

	Other Assets and Liabilities, Net (0.3%)	(2,577,154)

	Total Net Assets 100.0%	$872,760,031

a	Non-income producing security.
b	At September 30, 2014, $25,754,614 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $205,504 or 0.0% of total net assets.

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$127,125,755
Gross unrealized depreciation	(20,364,140)

Net unrealized appreciation (depreciation)	$106,761,615

Cost for federal income tax purposes	$768,575,570

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	384,164,048	384,164,048	–	–
Fixed Income Mutual Funds	21,012,937	21,012,937	–	–
Common Stock
Consumer Discretionary	54,018,973	54,018,973	–	–
Consumer Staples	11,028,385	11,028,385	–	–
Energy	42,812,139	42,514,565	297,574	–
Financials	49,744,116	49,744,116	–	–
Health Care	49,472,320	49,472,320	–	–
Industrials	42,896,908	42,896,908	–	–
Information Technology	83,367,895	83,367,895	–	–
Materials	10,460,868	10,460,868	–	–
Telecommunications Services	2,373,774	2,373,774	–	–
Utilities	4,018,923	4,018,923	–	–
Long-Term Fixed Income
Asset-Backed Securities	477,253	–	477,253	–
Collateralized Mortgage Obligations	337,960	–	337,960	–
Commercial Mortgage-Backed
Securities	314,647	–	314,647	–
Financials	205,504	–	205,504	–
Mortgage-Backed Securities	8,096,774	–	8,096,774	–
U.S. Government and Agencies	9,137,811	–	9,137,811	–
Short-Term Investments	101,395,950	–	101,395,950	–

Total	$875,337,185	$755,073,712	$120,263,473	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,383,421	6,383,421	–	–

Total Asset Derivatives	$6,383,421	$6,383,421	$–	$–

Liability Derivatives
Futures Contracts	2,695,475	2,620,579	74,896	–

Total Liability Derivatives	$2,695,475	$2,620,579	$74,896	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(75)	December 2014	($16,420,084)	($16,413,281)	$6,803
5-Yr. U.S. Treasury Bond Futures	(144)	December 2014	(17,064,973)	(17,029,125)	35,848
10-Yr. U.S. Treasury Bond Futures	(45)	December 2014	(5,648,769)	(5,608,828)	39,941
30-Yr. U.S. Treasury Bond Futures	60	December 2014	8,324,918	8,274,375	(50,543)
Eurex EURO STOXX 50 Futures	1,356	December 2014	54,932,840	54,857,944	(74,896)
Mini MSCI EAFE Index Futures	324	December 2014	30,643,615	29,803,140	(840,475)
Russell 2000 Index Mini-Futures	(646)	December 2014	(73,710,344)	(70,840,360)	2,869,984
S&P 400 Index Mini-Futures	(562)	December 2014	(80,166,325)	(76,735,480)	3,430,845
S&P 500 Index Futures	297	December 2014	147,613,118	145,938,375	(1,674,743)
Ultra Long Term U.S. Treasury Bond Futures	53	December 2014	8,137,318	8,082,500	(54,818)
Total Futures Contracts					$3,687,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Opportunity Income Plus	$7,094,444	$181,105	$2,800,000	443,455	$4,531,669	$180,887
Partner Small Cap Growth	68,748,387	7,785,264	–	4,044,547	65,096,990	–
Partner Small Cap Value	19,488,107	545,987	–	708,951	18,214,939	42,323
Small Cap Stock	30,462,701	398,737	–	1,737,044	29,591,931	66,315
Partner Mid Cap Value	27,057,173	3,929,059	–	1,693,599	29,080,612	181,886
Mid Cap Stock	44,367,253	2,238,876	–	2,633,658	47,232,286	147,439
Partner Worldwide Allocation	112,823,728	2,293,241	–	11,481,744	110,661,046	2,293,241
Large Cap Value	43,220,812	551,300	–	2,807,135	45,432,365	551,300
Large Cap Stock	36,941,866	335,055	–	3,155,081	38,853,879	335,055
High Yield	9,193,170	1,312,267	5,277,393	1,030,872	5,144,874	383,615
Income	6,048,407	2,950,957	4,687,919	422,023	4,423,178	199,141
Limited Maturity Bond	8,294,764	5,837,702	7,237,919	702,727	6,913,216	141,379
Cash Management Trust- Collateral Investment	–	2,881,369	2,881,369	–	–	321
Total Value and Income Earned	413,740,812				405,176,985	4,522,902

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Basic Materials (0.1%)
	Axalta Coating Systems US Holdings, Inc.,Term Loan
$811,859	3.750%, 2/1/2020	$794,777
	Fortescue Metals Group, Ltd., Term Loan
1,029,105	3.750%, 6/30/2019	1,006,434
	Ineos Group Holdings, Ltd., Term Loan
1,371,598	3.750%, 5/4/2018	1,342,067
	NewPage Corporation, Term Loan
1,400,000	9.500%, 2/11/2021	1,398,600
	Wausau Paper Corporation, Term Loan
798,000	6.500%, 7/30/2020	784,035

	Total	5,325,913

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
1,100,400	3.750%, 10/9/2019	1,069,589
	Berry Plastics Group, Inc., Term Loan
1,807,475	3.500%, 2/8/2020	1,758,782
	Silver II Borrower, Term Loan
461,935	4.000%, 12/13/2019	453,417
	STHI Holding Corporation, Term Loan
280,000	4.500%, 8/6/2021	277,376

	Total	3,559,164

Communications Services (0.6%)
	Atlantic Broadband Penn, LLC, Term Loan
573,867	3.250%, 11/30/2019	560,237
	Birch Communication Inc., Term Loan
1,450,000	7.750%, 7/17/2020	1,413,750
	Cengage Learning Aquisitions, Term Loan
2,606,900	7.000%, 3/31/2020	2,601,321
	Cequel Communications, LLC, Term Loan
587,728	3.500%, 2/14/2019	576,855
	Charter Communications Operating, LLC, Term Loan
241,938	3.000%, 7/1/2020	234,592
	Clear Channel Communications, Inc., Term Loan
11,795	3.804%, 1/29/2016	11,669
1,398,024	6.904%, 1/30/2019	1,334,121
449,628	7.654%, 7/30/2019	439,674
	Cumulus Media Holdings, Inc., Term Loan
892,361	4.250%, 12/23/2020	876,370
	Fairpoint Communications, Term Loan
1,206,625	7.500%, 2/14/2019	1,222,468

Principal Amount	Bank Loans (2.0%)[a]	Value
Communications Services (0.6%) - continued
	Grande Communications Networks, LLC, Term Loan
$735,692	4.500%, 5/29/2020	$731,094
	Hargray Communications Group, Inc., Term Loan
1,041,813	4.750%, 6/26/2019	1,040,948
	Integra Telecom Holdings, Inc., Term Loan
733,825	5.250%, 2/22/2019	727,632
250,000	9.750%, 2/21/2020	249,582
	Intelsat Jackson Holdings SA, Term Loan
1,097,851	3.750%, 6/30/2019	1,078,639
	Level 3 Communications, Inc., Term Loan
1,555,000	4.000%, 1/15/2020	1,525,844
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,830,000	4.500%, 1/7/2022	1,814,756
	LTS Buyer, LLC, Term Loan
548,062	4.000%, 4/13/2020	537,901
39,215	8.000%, 4/12/2021	38,989
	McGraw-Hill Global Education, LLC, Term Loan
1,116,117	5.750%, 3/22/2019	1,116,954
	Mediacom Broadband, LLC, Term Loan
627,200	4.000%, 1/20/2020	609,952
	NEP Broadcasting, LLC, Term Loan
68,571	9.500%, 7/22/2020	68,229
	NEP/NCP Holdco, Inc., Term Loan
1,812,503	4.250%, 1/22/2020	1,764,164
	NTelos, Inc., Term Loan
362,600	5.750%, 11/9/2019	361,088
	Syniverse Holdings, Inc., Term Loan
950,131	4.000%, 4/23/2019	931,128
	TNS, Inc., Term Loan
715,986	5.000%, 2/14/2020	711,511
	Univision Communications, Inc., Term Loan
1,676,221	4.000%, 3/1/2020	1,643,753
	Virgin Media Investment Holdings, Ltd., Term Loan
1,505,000	3.500%, 6/7/2020	1,463,959
	WideOpenWest Finance, LLC, Term Loan
1,605,550	4.750%, 4/1/2019	1,598,630
	XO Communications, LLC, Term Loan
298,500	4.250%, 3/20/2021	295,079
	Yankee Cable Acquisition, LLC, Term Loan
943,697	4.500%, 3/1/2020	940,158

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Communications Services (0.6%) - continued
	Zayo Group, LLC, Term Loan
$1,465,750	4.000%, 7/2/2019	$1,442,664

	Total	29,963,711

Consumer Cyclical (0.4%)
	Amaya Gaming Group, Inc., Term Loan
525,000	5.000%, 8/1/2021	517,592
	Bally Technologies, Inc., Term Loan
592,894	4.250%, 11/25/2020	589,681
	Burlington Coat Factory Warehouse Corporation, Term Loan
900,823	4.250%, 8/13/2021	890,500
	Ceridian Corporation, Term Loan
348,998	4.152%, 5/9/2017	347,473
348,998	4.500%, 5/9/2017	344,636
	Chrysler Group, LLC, Term Loan
822,252	3.500%, 5/24/2017	815,057
	Golden Nugget, Inc., Delayed Draw
150,364	5.500%, 11/21/2019	150,991
	Golden Nugget, Inc., Term Loan
350,849	5.500%, 11/21/2019	352,312
	Hilton Worldwide Finance, LLC, Term Loan
846,140	3.500%, 10/26/2020	832,035
	J.C. Penney Corporation, Inc., Term Loan
365,375	6.000%, 5/22/2018	364,187
	Las Vegas Sands, LLC, Term Loan
4,664,750	3.250%, 12/19/2020	4,631,117
	Marina District Finance Company, Inc., Term Loan
3,166,075	6.750%, 8/15/2018	3,159,743
	MGM Resorts International, Term Loan
766,350	3.500%, 12/20/2019	751,981
	Mohegan Tribal Gaming Authority, Term Loan
1,488,750	5.500%, 11/19/2019	1,460,836
	Rite Aid Corporation, Term Loan
182,695	3.500%, 2/21/2020	179,117
365,000	5.750%, 8/21/2020	369,106
	ROC Finance, LLC, Term Loan
1,341,450	5.000%, 6/20/2019	1,279,971
	Scientific Games International, Inc., Term Loan
412,920	4.250%, 10/18/2020	404,405
	Seminole Indian Tribe of Florida, Term Loan
411,700	3.000%, 4/29/2020	408,485
	Seven Seas Cruises S de RL, LLC, Term Loan
1,185,521	3.750%, 12/21/2018	1,176,630

Principal Amount	Bank Loans (2.0%)[a]	Value
Consumer Cyclical (0.4%) - continued
	Toys R Us, Inc., Term Loan
$1,229,819	5.250%, 5/25/2018	$1,133,992

	Total	20,159,847

Consumer Non-Cyclical (0.3%)
	Albertsons, Inc., Term Loan
1,079,134	4.750%, 3/21/2019	1,073,069
	Biomet, Inc., Term Loan
929,638	3.655%, 7/25/2017	922,182
	Catalina Marketing Corporation, Term Loan
304,237	4.500%, 4/9/2021	295,643
	CHS/Community Health Systems, Inc., Term Loan
216,624	3.485%, 1/25/2017	215,320
577,376	4.250%, 1/27/2021	575,263
	Del Monte Corporation, Term Loan
149,566	3.500%, 3/9/2020	143,396
	Hologic, Inc., Term Loan
762,861	3.250%, 8/1/2019	754,637
	JBS USA, LLC, Term Loan
804,656	3.750%, 5/25/2018	792,586
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,885,275	4.750%, 6/30/2021	1,860,823
	Roundy’s Supermarkets, Inc., Term Loan
1,539,354	5.750%, 3/3/2021	1,454,043
	Supervalu, Inc., Term Loan
1,108,130	4.500%, 3/21/2019	1,086,588
	Van Wagner Communications, LLC, Term Loan
667,875	7.250%, 8/3/2018	666,205
	Visant Corporation, Term Loan
1,979,646	7.000%, 9/23/2021	1,953,674

	Total	11,793,429

Energy (0.1%)
	Arch Coal, Inc., Term Loan
3,194,938	6.250%, 5/16/2018	2,920,365
	Energy Solutions, LLC, Term Loan
603,488	6.750%, 5/29/2020	611,031
	Expro Holdings UK 2, Ltd., Term Loan
450,000	0.000%, 9/2/2021[b,c]	447,561
	Fieldwood Energy, LLC, Term Loan
96,059	8.375%, 9/30/2020	96,179
	Houston Fuel Oil Terminal, LLC, Term Loan
360,000	4.250%, 8/19/2021	356,400
	McJunkin Red Man Corporation, Term Loan
613,800	5.517%, 11/8/2019	612,904

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Energy (0.1%) - continued
	Offshore Group Investment, Ltd., Term Loan
$989,925	5.750%, 3/28/2019	$947,240
	Pacific Drilling SA, Term Loan
488,812	4.500%, 6/3/2018	471,909
	TerraForm Power Operating, LLC, Term Loan
304,238	4.750%, 7/23/2019	304,998

	Total	6,768,587

Financials (0.1%)
	DJO Finance, LLC, Term Loan
1,145,966	4.250%, 9/15/2017	1,136,180
	GEO Group, Inc., Term Loan
242,925	3.250%, 4/3/2020	242,014
	Harland Clarke Holdings Corporation, Term Loan
735,938	6.000%, 8/4/2019	738,697
	MoneyGram International, Inc., Term Loan
965,300	4.250%, 3/27/2020	946,602
	WaveDivision Holdings, LLC, Term Loan
1,459,012	4.000%, 10/15/2019	1,433,480

	Total	4,496,973

Technology (0.1%)
	First Data Corporation, Term Loan
1,540,000	3.655%, 3/23/2018	1,508,723
640,000	3.655%, 9/24/2018	626,003
	Freescale Semiconductor, Inc., Term Loan
876,700	4.250%, 2/28/2020	862,594
595,980	5.000%, 1/15/2021	593,280
	Infor US, Inc., Term Loan
1,201,724	3.750%, 6/3/2020	1,173,435

	Total	4,764,035

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,036,875	3.750%, 6/27/2019	1,017,693
	Delta Air Lines, Inc., Term Loan
1,226,280	3.250%, 4/20/2017	1,210,339
	OSG Bulk Ships, Inc., Term Loan
748,125	5.250%, 8/5/2019	742,828
	United Air Lines, Inc., Term Loan
605,775	3.500%, 4/1/2019	594,229
130,000	3.750%, 9/15/2021	128,320

	Total	3,693,409

Utilities (0.1%)
	Calpine Corporation, Term Loan
181,705	4.000%, 4/1/2018	180,011
1,254,400	4.000%, 10/9/2019	1,240,991
	Intergen NV, Term Loan
483,875	5.500%, 6/15/2020	484,180

Principal Amount	Bank Loans (2.0%)[a]	Value
Utilities (0.1%) - continued
	NGPL PipeCo, LLC, Term Loan
$1,063,601	6.750%, 9/15/2017	$1,058,613

	Total	2,963,795

	Total Bank Loans (cost $94,720,660)	93,488,863

Shares	Mutual Funds (43.6%)	Value
Equity Mutual Funds (36.8%)
5,844,908	Thrivent Partner Small Cap Growth Portfolio	94,073,789
3,483,432	Thrivent Partner Small Cap Value Portfolio	89,499,128
4,604,230	Thrivent Small Cap Stock Portfolio	78,436,749
7,570,495	Thrivent Partner Mid Cap Value Portfolio	129,992,218
14,848,287	Thrivent Mid Cap Stock Portfolio	266,290,660
47,730,280	Thrivent Partner Worldwide Allocation Portfolio	460,024,438
19,283,176	Thrivent Large Cap Value Portfolio	312,090,489
22,340,673	Thrivent Large Cap Stock Portfolio	275,118,686

	Total	1,705,526,157

Fixed Income Mutual Funds (6.8%)
25,594,894	Thrivent High Yield Portfolio	127,738,995
13,650,335	Thrivent Income Portfolio	143,067,793
4,256,140	Thrivent Limited Maturity Bond Portfolio	41,870,628

	Total	312,677,416

	Total Mutual Funds (cost $1,727,722,377)	2,018,203,573

Shares	Common Stock (27.6%)	Value
Consumer Discretionary (4.2%)
9,350	Aaron’s, Inc.	227,392
4,800	Alpine Electronics, Inc.	79,255
46,742	Amazon.com, Inc.[d]	15,071,490
6,400	Aoyama Trading Company, Ltd.	149,162
24,150	Apollo Group, Inc.[d]	607,372
23,550	AutoZone, Inc.[d]	12,002,493
11,400	Bank Mandiri Persero Tbk PTd	287,166
39,550	Barnes & Noble, Inc.[d]	780,717
800	Bayerische Motoren Werke AG	64,886
75,100	Best Buy Company, Inc.	2,522,609
5,800	Big Lots, Inc.	249,690
10,050	BJ’s Restaurants, Inc.[d]	361,700
24,080	BorgWarner, Inc.	1,266,849
2,000	Bridgestone Corporation	66,150
5,100	Brinker International, Inc.	259,029
75,650	Cablevision Systems Corporation[e]	1,324,631
12,700	Carnival Corporation	510,159
6,600	Casio Computer Company, Ltd.[e]	110,294
33,300	Cato Corporation	1,147,518
52,950	CBS Corporation	2,832,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (27.6%)	Value
Consumer Discretionary (4.2%) - continued
7,150	Charter Communications, Inc.[d]	$1,082,296
60,290	Cheesecake Factory, Inc.	2,743,195
10,450	Children’s Place Retail Stores, Inc.	498,047
1,600	Chiyoda Company, Ltd.	32,339
16,700	Coinstar, Inc.[d]	936,870
369,786	Comcast Corporation	19,887,091
14,550	Crocs, Inc.[d]	183,039
600	Daimler AG	45,820
99,139	Delphi Automotive plc	6,081,186
7,550	DeVry Education Group, Inc.	323,215
11,722	Discovery Communications, Inc., Class Ad	443,092
11,722	Discovery Communications, Inc., Class Cd	436,996
26,900	DISH Network Corporation[d]	1,737,202
80,946	Dollar Tree, Inc.[d]	4,538,642
21,190	Dunkin’ Brands Group, Inc.	949,736
12,900	EDION Corporation	81,514
100	Forbo Holding AG	102,179
96,050	Ford Motor Company	1,420,579
12,900	General Motors Company	412,026
23,000	G-III Apparel Group, Ltd.[d]	1,905,780
10,400	Hakuhodo Dy Holdings, Inc.	105,283
12,990	Halfords Group plc	99,478
13,400	Harman International Industries, Inc.	1,313,736
18,500	Haseko Corporation	142,962
1,600	Heiwa Corporation	31,614
121,250	Home Depot, Inc.	11,123,475
17,698	Home Retail Group plc	47,665
24,750	HomeAway, Inc.[d]	878,625
7,000	Honda Motor Company, Ltd.	240,169
90,040	Houghton Mifflin Harcourt Company[d]	1,750,378
14,100	Iconix Brand Group, Inc.[d]	520,854
65,049	Ignite Restaurant Group, Inc.[d]	390,294
10,950	iRobot Corporationd,[e]	333,428
27,330	Jarden Corporation[d]	1,642,806
6,500	JM AB	207,247
19,950	Kirkland’s, Inc.[d]	321,395
167,500	Kohl’s Corporation	10,222,525
173,627	Las Vegas Sands Corporation	10,801,336
52,000	Li & Fung, Ltd.	59,066
27,350	Liberty Interactive Corporation[d]	780,022
25,449	Limited Brands, Inc.	1,704,574
108,260	Lowe’s Companies, Inc.	5,729,119
71,000	Luk Fook Holdings International, Ltd.	206,513
43,400	Macy’s, Inc.	2,525,012
34,990	Marriott International, Inc.	2,445,801
9,250	Marriott Vacations Worldwide Corporation[d]	586,543
100,662	MDC Partners, Inc.	1,931,704
850	Michael Kors Holdings, Ltd.[d]	60,682
22,800	Nautilus, Inc.[d]	272,916
2,800	Next plc	299,696
122,200	NIKE, Inc.	10,900,240
11,800	NOK Corporation	270,891
109,680	NutriSystem, Inc.	1,685,782
18,200	Omnicom Group, Inc.	1,253,252

Shares	Common Stock (27.6%)	Value
Consumer Discretionary (4.2%) - continued
31,050	Orbitz Worldwide, Inc.[d]	$244,364
11,243	O’Reilly Automotive, Inc.[d]	1,690,497
24,870	Papa John’s International, Inc.	994,551
9,800	Persimmon plc	210,871
14,000	PetSmart, Inc.[e]	981,260
4,583	Publicis Groupe SA	314,067
14,610	PVH Corporation	1,770,001
4,020	Ralph Lauren Corporation	662,215
500	Rinnai Corporation	41,484
18,710	Ross Stores, Inc.	1,414,102
38,800	Ruby Tuesday, Inc.[d]	228,532
26,400	Scientific Games Corporationd,[e]	284,328
15,000	Scripps Networks Interactive, Inc.	1,171,350
5,000	Sekisui House, Ltd.	58,929
38,000	Select Comfort Corporation[d]	794,960
11,172	Slater & Gordon, Ltd.	59,999
18,700	Smith & Wesson Holding Corporationd,[e]	176,528
157,800	Starbucks Corporation	11,907,588
22,640	Starwood Hotels & Resorts Worldwide, Inc.	1,883,874
10,900	Sumitomo Forestry Company, Ltd.	117,283
25,980	Time Warner Cable, Inc.	3,727,870
50,090	Toll Brothers, Inc.[d]	1,560,804
13,710	Tractor Supply Company	843,302
127,500	Tuesday Morning Corporationd,[e]	2,474,137
12,300	Ulta Salon Cosmetics & Fragrance, Inc.[d]	1,453,491
18,070	Under Armour, Inc.[d]	1,248,637
200	Valora Holding AG	41,493
20,502	VF Corporation	1,353,747
6,100	WH Smith plc	106,715
1,800	Wolters Kluwer NV	48,001
1,800	WPP plc	36,060
23,900	Wyndham Worldwide Corporation	1,942,114
4,050	Wynn Resorts, Ltd.	757,674
14,250	Zumiez, Inc.[d]	400,425

	Total	195,648,567

Consumer Staples (0.9%)
61,600	Anheuser-Busch InBev NV ADR	6,828,360
41,506	Annie’s, Inc.[d]	1,905,125
13,598	Britvic plc	146,777
5,100	Coca-Cola Enterprises, Inc.	226,236
6,300	Colgate-Palmolive Company	410,886
127,300	CVS Health Corporation	10,131,807
9,050	Green Mountain Coffee Roasters, Inc.	1,177,677
16,020	Greencore Group plc	60,771
19,490	Hain Celestial Group, Inc.[d]	1,994,802
12,050	Ingredion, Inc.	913,269
8,100	J Sainsbury plc	32,938
4,000	Kesko Oyj	142,774
18,370	Kimberly-Clark Corporation	1,976,061
1,400	KOSE Corporation	59,569
6,100	Kroger Company	317,200
2,600	Matsumotokiyoshi Holdings Company, Ltd.	76,740

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (27.6%)	Value
Consumer Staples (0.9%) - continued
8,400	Molson Coors Brewing Company	$625,296
75,510	Mondelez International, Inc.	2,587,350
23,910	Monster Beverage Corporation[d]	2,191,830
2,000	Nestle SA	146,982
10,978	Pantry, Inc.[d]	222,085
18,800	Parmalat SPA	59,364
20,616	Philip Morris International, Inc.	1,719,374
8,000	Pilgrim’s Pride Corporation[d]	244,480
10,000	Pinnacle Foods, Inc.	326,500
1,200	Rallye SA	52,419
6,300	Reckitt Benckiser Group plc	544,680
174,400	Rite Aid Corporation[d]	844,096
5,180	SalMar ASA	91,407
5,300	Suedzucker AG	82,820
9,900	Tate & Lyle plc	94,365
10,090	United Natural Foods, Inc.[d]	620,131
10,800	Wal-Mart Stores, Inc.	825,876
89,000	WhiteWave Foods Company[d]	3,233,370
25,796	Whole Foods Market, Inc.	983,086

	Total	41,896,503

Energy (3.5%)
4,700	Atwood Oceanics, Inc.[d]	205,343
8,400	Baker Hughes, Inc.	546,504
83,681	BP plc	612,151
44,896	BW Offshore, Ltd.	56,089
89,656	Cabot Oil & Gas Corporation	2,930,855
226,108	Cameron International Corporation[d]	15,009,049
43,850	Canadian Natural Resources, Ltd.	1,703,134
2,400	CAT Oil AG	45,483
12,850	Chesapeake Energy Corporation	295,421
45,780	Chevron Corporation	5,462,470
2,270	Cimarex Energy Company	287,223
167,800	Cobalt International Energy, Inc.[d]	2,282,080
28,650	Comstock Resources, Inc.	533,463
23,960	Concho Resources, Inc.[d]	3,004,344
5,050	ConocoPhillips	386,426
13,350	Denbury Resources, Inc.	200,651
1,700	Energen Corporation	122,808
16,500	Energy XXI, Ltd.[e]	187,275
8,000	Eni SPA[e]	189,811
12,730	Ensco plc	525,876
125,622	EOG Resources, Inc.	12,439,090
67,831	EQT Corporation	6,209,250
13,700	ERG SPA	168,799
5,500	Exterran Holdings, Inc.	243,705
82,750	Exxon Mobil Corporation	7,782,637
10,450	Green Plains, Inc.	390,726
6,000	Gulfmark Offshore, Inc.	188,100
1,900	Gulfport Energy Corporation[d]	101,460
208,900	Halcon Resources Corporation[d,e]	827,244
3,240	Helmerich & Payne, Inc.	317,099
5,600	Hess Corporation	528,192
14,870	HollyFrontier Corporation	649,522
24,600	Kosmos Energy, Ltd.[d]	245,016
400,348	Marathon Oil Corporation	15,049,081
34,200	Marathon Petroleum Corporation	2,895,714
48,160	Market Vectors Oil Service ETF	2,389,218

Shares	Common Stock (27.6%)	Value
Energy (3.5%) - continued
62,100	Nabors Industries, Ltd.	$1,413,396
37,910	National Oilwell Varco, Inc.	2,884,951
11,400	Neste Oil Oyj	234,701
5,340	Noble Corporation	118,655
3,650	Noble Energy, Inc.	249,514
93,120	Oasis Petroleum, Inc.[d]	3,893,347
15,250	Occidental Petroleum Corporation	1,466,287
3,430	Oceaneering International, Inc.	223,533
3,065	Oil States International, Inc.[d]	189,724
1,780	Paragon Offshore plc[d]	10,947
42,650	Patterson-UTI Energy, Inc.	1,387,404
444	Paz Oil Company, Ltd.	70,067
36,969	Peabody Energy Corporation[e]	457,676
146,250	Petroleo Brasileiro SA ADR[e]	2,075,288
1,070	Pioneer Natural Resources Company	210,758
7,100	QEP Resources, Inc.	218,538
2,340	Range Resources Corporation	158,675
31,650	Rex Energy Corporation[d]	401,006
22,110	Rosetta Resources, Inc.[d]	985,222
92,800	Rowan Companies plc	2,348,768
22,264	Royal Dutch Shell plc	849,881
15,200	Royal Dutch Shell plc, Class B	600,913
39,400	SandRidge Energy, Inc.d,[e]	169,026
167,520	Schlumberger, Ltd.	17,035,109
14,050	Seadrill, Ltd.[e]	375,978
18,100	Showa Shell Sekiyu KK	172,681
34,690	SM Energy Company	2,705,820
153,950	Southwestern Energy Company[d]	5,380,552
2,561	Statoil ASA	69,725
2,101	Subsea 7 SA	30,004
46,400	Suncor Energy, Inc. ADR	1,677,360
25,850	Superior Energy Services, Inc.	849,689
3,100	Total SA	200,739
138,800	Total SA ADR[e]	8,945,660
79,386	Trinidad Drilling, Ltd.	594,713
745,880	Weatherford International, Ltd.[d]	15,514,304
10,190	Whiting Petroleum Corporation[d]	790,235
11,800	Woodside Petroleum, Ltd.	418,990
11,450	WPX Energy, Inc.[d]	275,487

	Total	160,666,632

Financials (4.1%)
23,500	Aberdeen Asset Management plc	151,610
19,550	ACE, Ltd.	2,050,209
23,238	Affiliated Managers Group, Inc.[d]	4,655,966
4,600	Allianz SE	742,591
29,830	Allied World Assurance Company Holdings AG	1,098,937
36,540	Allstate Corporation	2,242,460
19,100	American Assets Trust, Inc.	629,727
44,400	American International Group, Inc.	2,398,488
16,210	Ameriprise Financial, Inc.	1,999,990
6,700	Amlin plc	47,010
26,300	AmTrust Financial Services, Inc.[e]	1,047,266
11,860	Argo Group International Holdings, Ltd.	596,677
17,400	Assicurazioni Generali SPA	364,830

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (27.6%)	Value
Financials (4.1%) - continued
6,800	Assurant, Inc.	$437,240
24,410	Assured Guaranty, Ltd.	540,926
2,900	AXA SA	71,435
30,500	Banco Santander SA	291,997
14,700	Bank Leumi Le-Israel BMd	59,537
345,740	Bank of America Corporation	5,894,867
10,200	Banner Corporation	392,394
62,590	BBCN Bancorp, Inc.	913,188
49,550	Berkshire Hathaway, Inc.[d]	6,844,837
61,700	Blackstone Group, LP	1,942,316
18,550	Boston Private Financial Holdings, Inc.	229,835
13,200	Camden Property Trust	904,596
39,500	Capital One Financial Corporation	3,223,990
10,900	Cash America International, Inc.	477,420
22,900	Catlin Group, Ltd.	193,092
7,600	CBRE Group, Inc.[d]	226,024
23,700	Challenger, Ltd.	147,483
29,000	Cheung Kong Holdings, Ltd.	477,048
234,917	Citigroup, Inc.	12,173,399
7,065	CNA Financial Corporation	268,682
135,000	CNO Financial Group, Inc.	2,289,600
5,700	CNP Assurances	107,293
70,050	Comerica, Inc.	3,492,693
6,900	Commonwealth Bank of Australia	454,314
14,561	Credit Agricole SA	219,487
16,350	Crown Castle International Corporation	1,316,665
2,600	Daito Trust Construction Company, Ltd.[e]	307,457
13,100	DDR Corporation	219,163
1,535	Delta Lloyd NV	36,987
46,255	Deutsche Bank AG	1,612,449
15,300	Digital Realty Trust, Inc.	954,414
60,289	Discover Financial Services	3,882,009
49,200	Duke Realty Corporation	845,256
58,700	Education Realty Trust, Inc.	603,436
5,000	EXOR SPA	193,295
11,590	Extra Space Storage, Inc.	597,696
17,700	FBR & Company[d]	487,104
44,500	First Horizon National Corporation	546,460
98,400	First Niagara Financial Group, Inc.	819,672
77,600	First Republic Bank	3,831,888
18,300	FlexiGroup, Ltd.	53,872
10,132	Friends Life Group, Ltd.	50,457
16,000	Fukuoka Financial Group, Inc.	76,324
29,700	Fulton Financial Corporation	329,076
1,900	GAM Holding AGd	32,730
23,516	Gaming and Leisure Properties, Inc.	726,644
9,900	General Growth Properties, Inc.	233,145
42,650	Government Properties Income Trust	934,462
33,900	Green Dot Corporation[d]	716,646
83,940	Hanmi Financial Corporation	1,692,230
600	Hannover Rueckversicherung SE	48,426
7,000	Hanover Insurance Group, Inc.	429,940

Shares	Common Stock (27.6%)	Value
Financials (4.1%) - continued
39,372	HCC Insurance Holdings, Inc.	$1,901,274
4,659	Hiscox, Ltd.	47,583
59,895	Host Hotels & Resorts, Inc.	1,277,560
386,450	Huntington Bancshares, Inc.	3,760,158
5,260	Intercontinental Exchange, Inc.	1,025,963
30,484	Intermediate Capital Group plc	193,569
67,384	Intesa Sanpaolo SPA	179,617
118,060	Invesco, Ltd.	4,661,009
46,000	iShares Barclays 1-3 Year Credit Bond Fund	4,842,880
47,920	iShares Russell 2000 Index Fund	5,240,052
30,800	Israel Discount Bank, Ltd.[d]	52,985
126,610	J.P. Morgan Chase & Company	7,626,986
78,550	KeyCorp	1,047,071
29,950	Lazard, Ltd.	1,518,465
21,500	Link REIT	124,069
9,850	M&T Bank Corporation	1,214,407
30,400	MBIA, Inc.[d]	279,072
98,040	MetLife, Inc.	5,266,709
4,400	Mid-America Apartment Communities, Inc.	288,860
43,200	Mizuho Financial Group, Inc.	77,120
150,350	Morgan Stanley	5,197,599
1,900	Muenchener Rueckversicherungs- Gesellschaft AG	374,810
39,650	NASDAQ OMX Group, Inc.	1,681,953
1,700	National Australia Bank, Ltd.	48,354
12,300	Natixis	84,623
21,750	Northern Trust Corporation	1,479,652
16,100	Old Mutual plc	47,225
15,000	Oversea-Chinese Banking Corporation, Ltd.	114,425
30,110	PacWest Bancorp	1,241,435
31,250	Parkway Properties, Inc.	586,875
47,390	Pebblebrook Hotel Trust	1,769,543
14,000	Phoenix Group Holdings	165,026
37,300	Popular, Inc.[d]	1,097,926
22,900	Prudential Financial, Inc.	2,013,826
10,400	RLJ Lodging Trust	296,088
1,800	Sampo Oyj	87,033
1,500	SCOR SE	46,849
5,400	Sompo Japan Nipponkoa Holdings, Inc.	130,996
2,950	Sovran Self Storage, Inc.	219,362
343,750	SPDR Euro Stoxx 50 ETF	13,646,875
96,545	SPDR S&P 500 ETF Trust	19,021,296
4,300	Standard Chartered plc	79,312
3,000	Sun Hung Kai Properties, Ltd.	42,567
16,650	Sunstone Hotel Investors, Inc.	230,103
24,300	SVB Financial Group[d]	2,723,787
200	Swiss Life Holding AGd	47,659
1,000	Swiss Re AG	79,582
74,590	Synovus Financial Corporation	1,763,308
8,080	T. Rowe Price Group, Inc.	633,472
48,860	TD Ameritrade Holding Corporation	1,630,458
48,910	Terreno Realty Corporation	920,975
10,810	Texas Capital Bancshares, Inc.[d]	623,521
12,800	UnipolSai Assicurazioni SPA	36,032

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (27.6%)	Value
Financials (4.1%) - continued
21,614	United Overseas Bank, Ltd.	$378,909
15,550	W.R. Berkley Corporation	743,290
43,673	Wells Fargo & Company	2,265,319
47,740	Western Alliance Bancorp[d]	1,140,986
17,607	Westpac Banking Corporation	494,289
8,750	Weyerhaeuser Company	278,775
78,580	Zions Bancorporation	2,283,535
3,300	Zurich Insurance Group AGd	982,090

	Total	189,232,506

Health Care (4.0%)
4,750	Abaxis, Inc.	240,873
10,100	Abbott Laboratories	420,059
7,700	Acceleron Pharma, Inc.[d,e]	232,848
48,150	Acorda Therapeutics, Inc.[d]	1,631,322
55,354	Actavis, Inc.[d]	13,355,813
2,600	Actelion, Ltd.	304,528
48,050	Aetna, Inc.	3,892,050
73,300	Affymetrix, Inc.[d,e]	584,934
40,200	Akorn, Inc.[d]	1,458,054
5,100	Alexion Pharmaceuticals, Inc.[d]	845,682
18,450	Align Technology, Inc.[d]	953,496
82,350	Allscripts Healthcare Solutions, Inc.[d]	1,104,725
19,214	AmerisourceBergen Corporation	1,485,242
32,800	Amgen, Inc.	4,607,088
23,800	AMN Healthcare Services, Inc.[d]	373,660
6,400	AmSurg Corporation[d]	320,320
58,830	Baxter International, Inc.	4,222,229
2,800	Biogen Idec, Inc.[d]	926,268
25,450	BioMarin Pharmaceutical, Inc.[d]	1,836,472
88,290	BioScrip, Inc.[d,e]	610,084
246,800	Boston Scientific Corporation[d]	2,914,708
13,950	Bruker Corporation[d]	258,284
8,987	C.R. Bard, Inc.	1,282,535
30,950	Cardinal Health, Inc.	2,318,774
26,124	Catamaran Corporation[d]	1,101,127
35,850	Centene Corporation[d]	2,965,154
274,870	Cerner Corporation[d]	16,374,006
6,600	Charles River Laboratories International, Inc.[d]	394,284
7,500	Community Health Systems, Inc.[d]	410,925
6,450	Cooper Companies, Inc.	1,004,587
10,260	Covance, Inc.[d]	807,462
41,170	Covidien plc	3,561,617
2,100	CSL, Ltd.	136,134
5,710	Cubist Pharmaceuticals, Inc.[d]	378,801
20,900	DENTSPLY International, Inc.	953,040
23,800	Endo International plc[d]	1,626,492
22,460	Envision Healthcare Holdings, Inc.[d]	778,913
67,144	ExamWorks Group, Inc.[d,e]	2,198,966
28,000	Express Scripts Holding Company[d]	1,977,640
250,650	Gilead Sciences, Inc.[d]	26,681,692
18,044	GlaxoSmithKline plc	412,197
4,850	Greatbatch, Inc.[d]	206,659
900	Grifols SA	36,779
4,400	H. Lundbeck AS	98,250
9,000	HCA Holdings, Inc.[d]	634,680

Shares	Common Stock (27.6%)	Value
Health Care (4.0%) - continued
5,400	Hikma Pharmaceuticals plc	$151,282
87,650	Hologic, Inc.[d]	2,132,524
4,660	ICON plc[d]	266,692
12,600	Illumina, Inc.[d]	2,065,392
145,316	Johnson & Johnson	15,489,232
2,000	Kaken Pharmaceutical Company, Ltd.	45,095
6,900	KYORIN Holdings, Inc.	140,122
6,100	Mallinckrodt, LLC[d]	549,915
12,450	McKesson Corporation	2,423,642
18,900	Medicines Company[d]	421,848
125,140	Merck & Company, Inc.	7,418,299
7,030	Mettler-Toledo International, Inc.[d]	1,800,594
14,850	Molina Healthcare, Inc.[d]	628,155
41,700	Neurocrine Biosciences, Inc.[d]	653,439
8,400	Novartis AG	791,014
53,800	Novavax, Inc.[d,e]	224,346
60,114	NuVasive, Inc.[d]	2,096,175
30,400	PAREXEL International Corporation[d]	1,917,936
22,700	PerkinElmer, Inc.	989,720
18,050	Perrigo Company plc	2,710,930
77,900	Pfizer, Inc.	2,303,503
10,900	PharMerica Corporation[d]	266,287
6,300	Providence Service Corporation[d]	304,794
9,700	Qiagen NVd	220,869
6,600	Quintiles Transnational Holdings, Inc.[d]	368,148
33,200	Spectrum Pharmaceuticals, Inc.[d,e]	270,248
14,100	Team Health Holdings, Inc.[d]	817,659
18,940	Teleflex, Inc.	1,989,458
1,000	Teva Pharmaceutical Industries, Ltd.	53,820
2,250	Thermo Fisher Scientific, Inc.	273,825
71,236	UnitedHealth Group, Inc.	6,144,105
30,230	Universal Health Services, Inc.	3,159,035
111,650	Vertex Pharmaceuticals, Inc.[d]	12,539,411
28,050	Volcano Corporation[d]	298,452
9,750	Waters Corporation[d]	966,420
14,450	WellPoint, Inc.	1,728,509

	Total	183,540,348

Industrials (3.1%)
6,100	3M Company	864,248
8,600	AAR Corporation	207,690
3,700	Actividades de Construccion y Servicios SA	141,820
700	Adecco SA	47,321
51,200	ADT Corporation[e]	1,815,552
2,500	Aica Kogyo Company, Ltd.	53,118
36,413	Air New Zealand, Ltd.	55,220
20,579	AMETEK, Inc.	1,033,272
27,880	Apogee Enterprises, Inc.	1,109,624
4,082	Arcadis NV	135,017
1,300	Atlas Copco AB	33,597
15,049	B/E Aerospace, Inc.[d]	1,263,213
12,000	Berendsen plc	190,150
86,900	Boeing Company	11,069,322
16,700	Bradken, Ltd.	62,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (27.6%)	Value
Industrials (3.1%) - continued
13,180	Briggs & Stratton Corporation[e]	$237,504
300	Bucher Industries AG	77,004
9,100	Cardno, Ltd.	47,972
14,400	Caterpillar, Inc.	1,426,032
39,190	CLARCOR, Inc.	2,472,105
123,900	CSX Corporation	3,972,234
20,460	Curtiss-Wright Corporation	1,348,723
7,200	Daifuku Company, Ltd.	84,762
400,600	Delta Air Lines, Inc.	14,481,690
4,300	Deutsche Lufthansa AG	67,520
1,000	DKSH Holding AG	74,338
12,700	Downer EDI, Ltd.	48,980
700	Duerr AG	50,798
1,692	Elbit Systems, Ltd.	104,919
66,614	EMCOR Group, Inc.	2,661,895
15,570	Esterline Technologies Corporation[d]	1,732,474
17,460	Fastenal Company	783,954
29,800	Federal Signal Corporation	394,552
24,718	Flowserve Corporation	1,743,113
163,750	Fluor Corporation	10,936,863
32,390	Fortune Brands Home and Security, Inc.	1,331,553
36,120	GATX Corporation	2,108,324
10,200	General Cable Corporation	153,816
200	Georg Fischer AG	117,408
1,500	Go-Ahead Group plc	61,726
17,690	Graco, Inc.	1,291,016
42,323	Granite Construction, Inc.	1,346,295
20,000	Hanwa Company, Ltd.	74,797
34,800	Hertz Global Holdings, Inc.[d]	883,572
3,900	Hino Motors, Ltd.	54,574
67,500	HNI Corporation	2,429,325
35,422	Honeywell International, Inc.	3,298,497
1,900	Hoshizaki Electric Company, Ltd.	88,662
12,800	Huntington Ingalls Industries, Inc.	1,333,888
1,000	Implenia AG	54,558
1,100	Inaba Denki Sangyo Company, Ltd.	36,971
63,700	Ingersoll-Rand plc	3,590,132
23,650	Insperity, Inc.	646,591
160,170	Interface, Inc.	2,585,144
7,900	Intrum Justitia AB	222,093
17,700	ITOCHU Corporation	216,170
35,440	Jacobs Engineering Group, Inc.[d]	1,730,181
1,200	Jardine Matheson Holdings, Ltd.	71,507
12,046	JB Hunt Transport Services, Inc.	892,006
800	Kanamoto Company, Ltd.	29,588
36,700	KAR Auction Services, Inc.	1,050,721
4,500	Komatsu, Ltd.	104,000
69,650	Korn/Ferry International[d]	1,734,285
47,000	Landstar System, Inc.	3,392,930
3,400	Legrand SA	176,908
3,700	Leighton Holdings, Ltd.	62,584
7,243	Manitowoc Company, Inc.	169,848
11,100	Manpower, Inc.	778,110
18,000	Meritor, Inc.[d]	195,300
4,000	Minebea Company, Ltd.	54,589
7,000	Mineral Resources, Ltd.	53,175
19,168	Mitie Group plc	89,161
5,300	Monadelphous Group, Ltd.	59,194

Shares	Common Stock (27.6%)	Value
Industrials (3.1%) - continued
27,890	Nielsen NV	$1,236,364
6,200	Nitto Kogyo Corporation	124,424
54	Northgate plc	424
22,000	NTN Corporation	99,384
4,950	Old Dominion Freight Line, Inc.[d]	349,668
50,616	Oshkosh Corporation	2,234,696
11,807	Parker Hannifin Corporation	1,347,769
29,890	Pentair, Ltd.	1,957,496
34,920	Progressive Waste Solutions, Ltd.	899,888
60,860	Quanta Services, Inc.[d]	2,208,609
54,590	Ritchie Brothers Auctioneers, Inc.	1,222,270
45,740	Robert Half International, Inc.	2,241,260
13,252	Roper Industries, Inc.	1,938,635
376	Saft Groupe SA	12,794
4,600	Securitas AB	50,950
3,000	Seino Holdings Company, Ltd.	24,049
8,600	Seven Group Holdings, Ltd.	50,836
4,600	Siemens AG	547,366
218,770	Southwest Airlines Company	7,387,863
7,000	Spirit Aerosystems Holdings, Inc.[d]	266,420
22,323	Stericycle, Inc.[d]	2,601,969
6,100	Sumitomo Corporation	67,326
2,700	Takasago Thermal Engineering Company, Ltd.	34,865
2,200	Teleperformance SA	136,067
24,530	Tennant Company	1,645,718
19,000	Toppan Printing Company, Ltd.	136,544
141,600	Union Pacific Corporation	15,352,272
25,270	United Rentals, Inc.[d]	2,807,497
5,200	United Technologies Corporation	549,120
9,800	WABCO Holdings, Inc.[d]	891,310
4,140	WS Atkins plc	88,158

	Total	141,909,869

Information Technology (6.5%)
42,445	Agilent Technologies, Inc.	2,418,516
41,350	Akamai Technologies, Inc.[d]	2,472,730
3,950	Alibaba Group Holding, Ltd.[d]	350,958
9,650	Alliance Data Systems Corporation[d]	2,395,806
23,850	Amdocs, Ltd.	1,094,238
21,380	Amphenol Corporation	2,135,007
16,284	ANSYS, Inc.[d]	1,232,210
410,996	Apple, Inc.[f]	41,407,847
101,002	Applied Materials, Inc.	2,182,653
49,650	Arris Group, Inc.[d]	1,407,826
29,550	Aspen Technology, Inc.[d]	1,114,626
328,600	Atmel Corporation[d]	2,655,088
13,998	Autodesk, Inc.[d]	771,290
13,500	AVG Technologies NVd	223,830
2,150	Bank Mandiri Persero Tbk PTd	33,497
10,850	Booz Allen Hamilton Holding Corporation	253,890
69,450	Broadcom Corporation	2,807,169
63,300	Broadridge Financial Solutions, Inc.	2,635,179
118,950	Brocade Communications Systems, Inc.	1,292,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (27.6%)	Value
Information Technology (6.5%) - continued
1,900	Brother Industries, Ltd.	$35,112
700	Cap Gemini SA	50,200
23,050	CDW Corporation	715,703
5,800	Check Point Software Technologies, Ltd.[d]	401,592
37,425	Ciena Corporation[d]	625,746
12,550	Cirrus Logic, Inc.[d]	261,667
328,040	Cisco Systems, Inc.	8,256,767
47,010	Citrix Systems, Inc.[d]	3,353,693
27,050	Computer Sciences Corporation	1,654,107
177,350	Corning, Inc.	3,429,949
2,900	Dialog Semiconductor plc[d]	80,971
23,250	Digital River, Inc.[d]	337,590
13,200	Diodes, Inc.[d]	315,744
33,330	DST Systems, Inc.	2,797,054
102,448	eBay, Inc.[d]	5,801,630
5,400	Econocom Group	48,736
2,994	Electrocomponents plc	10,779
29,450	Electronic Arts, Inc.[d]	1,048,715
604,050	EMC Corporation	17,674,503
146,900	Emulex Corporation[d]	725,686
19,114	Euronet Worldwide, Inc.[d]	913,458
15,024	F5 Networks, Inc.[d]	1,783,950
219,800	Facebook, Inc.[d]	17,372,992
61,400	Fairchild Semiconductor International, Inc.[d]	953,542
14,260	FEI Company	1,075,489
62,180	Fortinet, Inc.[d]	1,570,978
16,200	FUJIFILM Holdings NPV	497,779
16,760	Gartner, Inc.[d]	1,231,357
21,123	Google, Inc.[d]	12,195,575
24,023	Google, Inc., Class Ad	14,135,373
30,530	Guidewire Software, Inc.[d]	1,353,700
14,000	Hitachi Kokusai Electric, Inc.	197,421
2,100	Hitachi Maxell, Ltd.	33,144
6,200	Hoya Corporation	208,198
5,810	IAC InterActiveCorp	382,879
6,600	iGATE Corporation[d]	242,352
16,570	Imperva, Inc.[d]	476,056
39,950	Infinera Corporation[d]	426,267
500	Ingenico	51,063
43,100	Inphi Corporation[d]	619,778
6,300	International Business Machines Corporation	1,195,929
150,627	Juniper Networks, Inc.	3,336,388
200	Keyence Corporation	86,837
31,599	Lexmark International, Inc.[e]	1,342,958
38,820	LinkedIn Corporation[d]	8,066,408
16,700	Liquidity Services, Inc.[d,e]	229,625
72,550	Marvell Technology Group, Ltd.	977,974
119,200	MasterCard, Inc.	8,811,264
5,480	Measurement Specialties, Inc.[d]	469,143
14,635	Microchip Technology, Inc.[e]	691,211
51,820	Microsoft Corporation	2,402,375
6,500	NEC Networks & System Integration Corporation	146,906
388,539	NetApp, Inc.	16,691,635
13,021	Nice Systems, Ltd. ADR	531,127
25,391	Nuance Communications, Inc.[d]	391,402
168,329	NVIDIA Corporation	3,105,670
39,810	NXP Semiconductors NVd	2,724,198

Shares	Common Stock (27.6%)	Value
Information Technology (6.5%) - continued
53,000	Oki Electric Industry Company, Ltd.	$124,018
7,600	Optimal Payments plc[d]	63,184
87,700	Oracle Corporation	3,357,156
33,442	Pace plc	160,799
46,874	Plantronics, Inc.	2,239,640
19,600	Polycom, Inc.[d]	240,786
47,110	QLIK Technologies, Inc.[d]	1,273,854
190,711	QUALCOMM, Inc.	14,259,461
23,950	Red Hat, Inc.[d]	1,344,793
900	Rohm Company, Ltd.	56,669
168,500	Salesforce.com, Inc.[d]	9,693,805
24,950	Sanmina Corporation[d]	520,457
1,800	Seiko Epson Corporation	86,729
26,570	ServiceNow, Inc.[d]	1,561,785
104,787	Sonus Networks, Inc.[d]	358,372
30,800	SunPower Corporation[d,e]	1,043,504
30,850	Symantec Corporation	725,284
14,740	Synopsys, Inc.[d]	585,104
12,500	Take-Two Interactive Software, Inc.[d]	288,375
4,600	TE Connectivity, Ltd.	254,334
34,400	Telefonaktiebolaget LM Ericsson	433,745
56,900	Teradata Corporation[d]	2,385,248
60,754	Teradyne, Inc.	1,178,020
112,800	Texas Instruments, Inc.	5,379,432
39,790	Textura Corporation[d,e]	1,050,456
49,880	Ubiquiti Networks, Inc.[d,e]	1,871,996
2,680	Ultimate Software Group, Inc.[d]	379,247
2,700	ULVAC, Inc.[d]	33,980
10,650	Unisys Corporation[d]	249,317
31,480	VeriFone Systems, Inc.[d]	1,082,282
56,020	Virtusa Corporation[d]	1,992,071
42,650	Visa, Inc.	9,100,231
136,950	VMware, Inc.[d,e]	12,851,388
8,100	VTech Holdings, Ltd.	99,935
2,898	WebMD Health Corporation[d]	121,165
2,700	Wincor Nixdorf AG	138,083
6,200	Workday, Inc.[d]	511,500
149,850	Xerox Corporation	1,982,515
4,950	Yelp, Inc.[d]	337,838

	Total	302,850,249

Materials (0.8%)
5,400	Agnico Eagle Mines, Ltd.	156,762
12,570	Airgas, Inc.	1,390,870
10,950	Albemarle Corporation	644,955
32,900	Alcoa, Inc.	529,361
3,800	Avery Dennison Corporation	169,670
5,300	Ball Corporation	335,331
32,150	Barrick Gold Corporation	471,319
39,837	Celanese Corporation	2,331,261
150,496	Centamin plc	149,191
3,400	Compass Minerals International, Inc.	286,552
16,600	Crown Holdings, Inc.[d]	739,032
46,880	Dow Chemical Company	2,458,387
22,950	Eagle Materials, Inc.	2,336,998
11,200	Eastman Chemical Company	905,968
18,450	Eldorado Gold Corporation	124,353
24,106	FMC Corporation	1,378,622

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (27.6%)	Value
Materials (0.8%) - continued
4,150	Franco-Nevada Corporation	$202,852
53,150	Freeport-McMoRan, Inc.	1,735,347
22,350	Goldcorp, Inc.	514,721
45,850	Graphic Packaging Holding Company[d]	569,916
10,748	H.B. Fuller Company	426,696
6,000	Hitachi Metals, Ltd.	108,147
1,500	Holmen AB	45,542
52,760	Horsehead Holding Corporation[d]	872,123
6,200	Innophos Holdings, Inc.	341,558
16,100	International Paper Company	768,614
30,300	Kinross Gold Corporation[d]	99,990
10,000	Kureha Corporation	49,285
1,650	Martin Marietta Materials, Inc.	212,751
49,440	Materials Select Sector SPDR Fund	2,451,730
5,700	MeadWestvaco Corporation	233,358
13,600	Newmont Mining Corporation	313,480
36,500	Nippon Light Metal Holdings Company, Ltd.	52,584
6,000	Nippon Paper Industries Company, Ltd.	89,838
34,800	Nucor Corporation	1,888,944
41,000	Oji Holdings Corporation	155,218
5,400	Orica, Ltd.	89,120
39,200	Owens-Illinois, Inc.[d]	1,021,160
19,900	Packaging Corporation of America	1,270,018
15,400	Petra Diamonds, Ltd.d	47,484
5,100	Rock-Tenn Company	242,658
1,900	Royal Gold, Inc.	123,386
7,000	Sealed Air Corporation	244,160
22,612	Silgan Holdings, Inc.	1,062,764
31,042	Silver Wheaton Corporation	618,667
5,800	Sonoco Products Company	227,882
26,300	Southern Copper Corporation[e]	779,795
72,620	Steel Dynamics, Inc.	1,641,938
7,100	Stora Enso OYJ	58,906
13,000	Sumitomo Metal Mining Company, Ltd.	182,959
18,600	Teck Resources, Ltd.	351,354
13,000	Toagosei Company, Ltd.	53,666
41,000	Tosoh Corporation	166,350
8,650	Tronox, Ltd.	225,333
4,100	U.S. Silica Holdings, Inc.	256,291
9,500	UPM-Kymmene Oyj	135,046
3,450	Vulcan Materials Company	207,793
5,800	Worthington Industries, Inc.	215,876
24,500	Yamana Gold, Inc.	147,000

	Total	34,910,932

Telecommunications Services (0.2%)
55,800	AT&T, Inc.	1,966,392
138,100	Bezeq Israel Telecommunication Corporation, Ltd.	238,392
27,415	BT Group plc	168,163
33,050	Cogent Communications Holdings	1,110,811
8,600	Elisa Oyj	227,827
6,700	Freenet AG	173,726
6,200	iiNet, Ltd.	44,114

Shares	Common Stock (27.6%)	Value
Telecommunications Services (0.2%) - continued
11,800	Nippon Telegraph & Telephone Corporation	$731,769
11,536	SBA Communications Corporation[d]	1,279,342
21,000	Singapore Telecommunications, Ltd.	62,511
147,100	Telecom Italia SPA[d]	168,250
22,200	Telstra Corporation, Ltd.	103,003
12,353	TW Telecom, Inc.[d]	514,008
76,379	Verizon Communications, Inc.	3,818,186
162,490	Vodafone Group plc	535,438
65,800	Vonage Holdings Corporation[d]	215,824

	Total	11,357,756

Utilities (0.3%)
229,500	A2A SPA	226,876
9,650	Atmos Energy Corporation	460,305
5,400	E.ON SE	98,613
4,500	Edison International, Inc.	251,640
83,800	Electricidade de Portugal SA	365,425
3,200	Electricite de France	104,982
3,200	Endesa SA	126,375
68,900	Enel SPA	364,491
10,100	Fortum Oyj	246,259
25,600	IREN SpA	32,100
12,480	Laclede Group, Inc.	579,072
49,510	NiSource, Inc.	2,028,920
57,080	NorthWestern Corporation	2,589,149
101,740	PG&E Corporation	4,582,369
17,580	Portland General Electric Company	564,670
28,200	Public Service Enterprise Group, Inc.	1,050,168
600	Red Electrica Corporacion SA	51,935
15,450	Southern Company	674,392
9,500	United Utilities Group plc	124,096
1,900	Verbund AG	38,265
23,450	Wisconsin Energy Corporation	1,008,350

	Total	15,568,452

	Total Common Stock (cost $1,044,060,212)	1,277,581,814

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Asset-Backed Securities (0.7%)
	Access Group, Inc.
$523,038	0.655%, 2/25/2036[g,h]	520,252
	Ally Auto Receivables Trust 2013-SN1
674,864	0.720%, 5/20/2016	675,356
	BA Credit Card Trust
650,000	0.534%, 6/15/2021[h]	649,441
	Barclays Dryrock Issuance Trust
1,300,000	0.514%, 12/16/2019[h]	1,301,248
	Capital One Multi-Asset Execution Trust
800,000	0.534%, 1/18/2022[h]	800,836

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Asset-Backed Securities (0.7%) - continued
	Chase Issuance Trust
$875,000	1.150%, 1/15/2019	$874,264
	Chesapeake Funding, LLC
454,395	0.606%, 1/7/2025[g,h]	453,754
	Citibank Credit Card Issuance Trust
1,500,000	1.020%, 2/22/2019	1,493,636
	Countrywide Asset-Backed Certificates
884,172	5.530%, 4/25/2047	861,640
	Edlinc Student Loan Funding Trust
413,223	3.185%, 10/1/2025*,h	418,388
	Enterprise Fleet Financing, LLC
215,141	1.060%, 3/20/2019[g]	215,837
1,000,000	0.870%, 9/20/2019[g]	999,885
	FirstEnergy Ohio PIRM Special Purpose Trust
370,662	0.679%, 1/15/2019	370,628
	FNA Trust
230,575	1.980%, 1/10/2018*	230,921
	Ford Credit Auto Owner Trust
485,000	2.260%, 11/15/2025[g]	484,620
	GE Equipment Transportation, LLC
650,000	0.690%, 11/25/2016	650,933
	Golden Credit Card Trust
540,000	0.404%, 2/15/2018[g,h]	539,774
250,000	0.586%, 9/15/2018[g,h]	250,643
	GreatAmerica Leasing Receivables
1,500,000	0.610%, 5/15/2016[g]	1,500,216
	Hertz Fleet Lease Funding, LP
1,050,000	0.704%, 12/10/2027[g,h]	1,051,759
	Hyundai Floorplan Master Owner Trust
877,500	0.504%, 5/15/2018[g,h]	878,841
	Master Credit Card Trust
529,100	0.780%, 4/21/2017[g]	529,339
	Morgan Stanley Capital, Inc.
1,038,297	0.305%, 2/25/2037[h]	661,006
	Motor plc
502,667	0.655%, 2/15/2021[g]	503,101
775,600	0.635%, 8/25/2021[g,h]	776,648
	Oscar U.S. Funding Trust
300,000	1.720%, 4/15/2019*	300,059
	OZLM VIII, Ltd.
385,000	1.715%, 10/17/2026*,h	384,673
	Penarth Master Issuer plc
1,055,000	0.544%, 11/18/2017[g,h]	1,056,320
	Renaissance Home Equity Loan Trust
1,430,099	5.746%, 5/25/2036[i]	1,069,525
2,800,000	6.011%, 5/25/2036[i]	2,055,858
1,239,201	5.580%, 11/25/2036[i]	780,108
	SLM Student Loan Trust
838,926	0.754%, 7/15/2022[g,h]	839,553
1,321,967	0.754%, 8/15/2022[g,h]	1,324,265
1,050,990	0.634%, 4/25/2023[g,h]	1,051,830

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Asset-Backed Securities (0.7%) - continued
$450,000	1.204%, 5/17/2027[g,h]	$454,225
	U.S. Small Business Administration
569,428	3.191%, 3/10/2024	586,610
	Vericrest Opportunity Loan Transferee
1,094,134	3.125%, 4/27/2054[g]	1,094,110
	Volvo Financial Equipment, LLC
650,000	0.740%, 3/15/2017[g]	650,728
1,000,000	0.820%, 4/16/2018[g]	997,261
	World Financial Network Credit Card Master Trust
350,000	0.534%, 12/15/2019[h]	350,244
650,000	0.910%, 3/16/2020	649,496
	World Omni Automobile Lease Securitization Trust
650,000	1.400%, 2/15/2019	655,862
	World Omni Master Owner Trust
540,000	0.504%, 2/15/2018[g,h]	540,528

	Total	32,534,221

Basic Materials (0.2%)
	ArcelorMittal
670,000	6.000%, 3/1/2021	704,338
	First Quantum Minerals, Ltd.
355,000	6.750%, 2/15/2020[g]	358,550
355,000	7.000%, 2/15/2021[g]	359,881
	FMG Resources Pty. Ltd.
670,000	6.875%, 2/1/2018[e,g]	688,425
	Freeport-McMoRan Copper & Gold, Inc.
614,000	2.375%, 3/15/2018	615,558
	Glencore Funding, LLC
223,000	1.700%, 5/27/2016[g]	224,513
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
630,000	8.875%, 2/1/2018	641,813
	Ineos Finance plc
630,000	7.500%, 5/1/2020[g]	670,950
	LyondellBasell Industries NV
392,000	6.000%, 11/15/2021	457,065
	Mosaic Company
276,000	5.450%, 11/15/2033	305,078
	Sappi Papier Holding GmbH
375,000	6.625%, 4/15/2021[g]	388,125
	Trinseo Materials Operating SCA
670,000	8.750%, 2/1/2019	705,175
	Vale Overseas, Ltd.
359,000	6.250%, 1/23/2017	395,503
	Yamana Gold, Inc.
325,000	4.950%, 7/15/2024[g]	323,527

	Total	6,838,501

Capital Goods (0.1%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[g]	104,587

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Capital Goods (0.1%) - continued
	CNH Capital, LLC
$630,000	3.625%, 4/15/2018	$615,825
	Crown Americas Capital Corporation IV
670,000	4.500%, 1/15/2023	633,150
	Eaton Corporation
189,000	4.000%, 11/2/2032	186,975
	Harsco Corporation
349,000	2.700%, 10/15/2015	347,691
	Ingersoll-Rand Global Holding Company, Ltd.
384,000	6.875%, 8/15/2018	449,731
	L-3 Communications Corporation
384,000	1.500%, 5/28/2017	381,186
	Martin Marietta Materials, Inc.
230,000	1.333%, 6/30/2017[g,h]	230,991
	Reynolds Group Issuer, Inc.
629,634	5.750%, 10/15/2020	640,653
	Roper Industries, Inc.
376,000	2.050%, 10/1/2018	372,462
	RSC Equipment Rental, Inc.
630,000	8.250%, 2/1/2021	681,975
	Textron, Inc.
150,000	5.600%, 12/1/2017	166,561

	Total	4,811,787

Collateralized Mortgage Obligations (0.4%)
	Alm Loan Funding CLO
385,000	1.664%, 10/17/2026*,h	384,401
	Apidos CLO XVIII
375,000	1.646%, 7/22/2026*,h	374,086
	Babson CLO, Ltd.
385,000	1.656%, 10/17/2026*,h	384,889
	Birchwood Park CLO, Ltd.
385,000	1.674%, 7/15/2026*,h	384,587
	BlueMountain CLO, Ltd.
385,000	1.480%, 10/15/2026*,h	385,575
	Carlyle Global Market Strategies CLO, Ltd.
385,000	1.532%, 7/20/2023*,h	382,951
400,000	1.733%, 10/15/2026*,h	399,581
	Cent CLO 16, LP
385,000	1.710%, 8/1/2024*,h	385,000
	Cent CLO 22, Ltd.
400,000	1.715%, 11/7/2026*,c,h	400,000
	Citigroup Mortgage Loan Trust, Inc.
519,470	5.500%, 11/25/2035	483,895
	CitiMortgage Alternative Loan Trust
1,756,610	5.750%, 4/25/2037	1,518,185
	Countrywide Alternative Loan Trust
784,890	5.264%, 10/25/2035	655,597
466,212	6.500%, 8/25/2036	364,357
327,594	6.000%, 1/25/2037	297,604
1,589,903	5.500%, 5/25/2037	1,386,929
1,296,494	7.000%, 10/25/2037	1,038,225

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Collateralized Mortgage Obligations (0.4%) - continued
	Countrywide Home Loans, Inc.
$648,433	5.750%, 4/25/2037	$589,401
	Deutsche Alt-A Securities Mortgage Loan Trust
501,359	6.000%, 10/25/2021	447,910
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
200,143	5.500%, 10/25/2021	193,492
	Dryden 34 Senior Loan Fund CLO
385,000	1.717%, 10/15/2026*,h	384,456
	Federal Home Loan Mortgage Corporation
1,679,100	3.000%, 2/15/2033[j]	258,828
	Federal National Mortgage Association
3,561,496	3.500%, 1/25/2033[j]	541,017
	HomeBanc Mortgage Trust
2,542,246	2.203%, 4/25/2037	1,896,205
	J.P. Morgan Mortgage Trust
153,783	2.509%, 10/25/2036	137,724
1,613,195	0.535%, 1/25/2037[h]	1,013,435
1,787,590	6.250%, 8/25/2037	1,278,633
	Madison Park Funding XIV CLO, Ltd.
425,000	1.681%, 7/20/2026*,h	424,775
	MASTR Alternative Loans Trust
357,058	6.500%, 7/25/2034	365,924
933,203	0.605%, 12/25/2035[h]	524,504
	Merrill Lynch Alternative Note Asset Trust
394,206	6.000%, 3/25/2037	368,611
	Neuberger Berman CLO, Ltd.
300,000	1.701%, 8/4/2025*,h	300,144
	Octagon Investment Partners XX CLO, Ltd.
385,000	1.675%, 8/12/2026*,h	384,591
	Residential Asset Securitization Trust
1,256,510	0.535%, 8/25/2037[h]	503,845
	Sequoia Mortgage Trust
967,466	2.664%, 9/20/2046	825,950
101,546	2.664%, 9/20/2046	4,241
	Symphony CLO, Ltd.
385,000	1.335%, 1/9/2023*,h,k	385,000
	Voya CLO 2014-3, Ltd.
385,000	1.649%, 7/25/2026*,h	384,221
	WaMu Mortgage Pass Through Certificates
254,536	2.226%, 9/25/2036	231,432
502,161	2.362%, 10/25/2036	462,074
3,449,886	2.042%, 11/25/2036	3,060,853

	Total	24,193,128

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Commercial Mortgage-Backed Securities (0.7%)
	Banc of America Commercial Mortgage, Inc.
$2,800,000	5.781%, 4/10/2049	$3,038,490
3,675,000	5.790%, 6/10/2049	3,983,744
	Bear Stearns Commercial Mortgage Securities, Inc.
1,532,378	5.331%, 2/11/2044	1,633,288
	CGBAM Commercial Mortgage Trust
350,000	1.254%, 5/15/2030[g,h]	350,350
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,166,300
	Commercial Mortgage Pass- Through Certificates
780,000	1.207%, 6/8/2030[g,h]	780,531
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	3,023,499
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	3,586,761
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
758,129	0.727%, 12/25/2016	756,057
	Federal National Mortgage Association
550,000	1.272%, 1/25/2017	553,663
	Government National Mortgage Association
85,591	2.164%, 3/16/2033	85,946
20,488	3.214%, 1/16/2040	20,614
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,910,620
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
204,722	0.854%, 4/15/2028[g,h]	204,645
850,000	1.104%, 12/15/2028[g,h]	850,041
1,300,000	5.892%, 2/12/2049	1,394,883
	LSTAR Commercial Mortgage Trust
824,303	1.519%, 1/20/2041[g]	822,741
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	969,169
	SCG Trust 2013-SRP1
425,000	1.554%, 11/15/2026[g,h]	426,235
	Wachovia Bank Commercial Mortgage Trust
2,100,000	5.603%, 10/15/2048	2,259,638

	Total	30,817,215

Communications Services (0.4%)
	21st Century Fox America, Inc.
350,000	6.900%, 3/1/2019	414,906

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Communications Services (0.4%) - continued
	AMC Networks, Inc.
$630,000	4.750%, 12/15/2022	$622,125
	America Movil SAB de CV
425,000	1.235%, 9/12/2016[h]	429,751
328,000	5.000%, 10/16/2019	364,415
	American Tower Corporation
184,000	7.000%, 10/15/2017	209,464
345,000	3.450%, 9/15/2021	338,239
	AT&T, Inc.
245,000	1.148%, 11/27/2018[h]	249,302
349,000	3.875%, 8/15/2021	365,812
	British Sky Broadcasting Group plc
335,000	2.625%, 9/16/2019[g]	334,798
	British Telecommunications plc
245,000	1.625%, 6/28/2016	247,270
	CBS Corporation
180,000	2.300%, 8/15/2019	177,561
	CC Holdings GS V, LLC
133,000	2.381%, 12/15/2017	134,546
	CCO Holdings, LLC
630,000	7.375%, 6/1/2020	666,225
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	535,000
	Columbus International, Inc.
355,000	7.375%, 3/30/2021[g]	369,200
	Comcast Corporation
205,000	4.650%, 7/15/2042	211,682
252,000	4.750%, 3/1/2044	265,855
	Cox Communications, Inc.
184,000	9.375%, 1/15/2019[g]	234,826
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[g]	105,346
	Digicel, Ltd.
670,000	6.000%, 4/15/2021[g]	663,300
	DIRECTV Holdings, LLC
252,000	1.750%, 1/15/2018	250,784
212,000	5.875%, 10/1/2019	242,955
141,000	4.450%, 4/1/2024	146,845
	Frontier Communications Corporation
450,000	6.875%, 1/15/2025	444,375
	Hughes Satellite Systems Corporation
630,000	6.500%, 6/15/2019	669,375
	Intelsat Jackson Holdings SA
630,000	7.250%, 4/1/2019	661,500
	Level 3 Financing, Inc.
630,000	8.625%, 7/15/2020	681,975
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	119,823
	Numericable Group SA
670,000	6.000%, 5/15/2022[g]	675,025
	SBA Tower Trust
105,000	5.101%, 4/17/2017[g]	111,093

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Communications Services (0.4%) - continued
	SES Global Americas Holdings GP
$365,000	2.500%, 3/25/2019[g]	$362,886
	Sprint Communications, Inc.
629,634	9.000%, 11/15/2018[g]	727,227
	Telefonica Emisiones SAU
329,000	3.992%, 2/16/2016	342,355
319,000	3.192%, 4/27/2018	329,006
	Time Warner Cable, Inc.
210,000	5.000%, 2/1/2020	233,362
336,000	6.550%, 5/1/2037	423,865
	T-Mobile USA, Inc.
670,000	6.125%, 1/15/2022	673,350
	Unitymedia Hessen GmbH & Company KG
385,000	5.500%, 1/15/2023[g]	388,850
	Univision Communications, Inc.
630,000	6.875%, 5/15/2019[g]	656,775
	UPCB Finance V, Ltd.
630,000	7.250%, 11/15/2021[g]	674,100
	Verizon Communications, Inc.
87,000	1.100%, 11/1/2017	85,814
350,000	1.005%, 6/17/2019[h]	354,852
70,000	2.625%, 2/21/2020[g]	69,122
230,000	4.500%, 9/15/2020	248,826
276,000	5.150%, 9/15/2023	305,634
353,000	6.400%, 9/15/2033	430,031
188,000	5.050%, 3/15/2034	199,188
66,000	6.550%, 9/15/2043	82,460
	Viacom, Inc.
206,000	2.500%, 9/1/2018	208,589
	Wind Acquisition Finance SA
435,000	7.375%, 4/23/2021[g]	437,175
	Windstream Corporation
670,000	7.750%, 10/1/2021	713,550

	Total	18,890,390

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
635,000	8.000%, 6/15/2019	673,894
	Cinemark USA, Inc.
630,000	4.875%, 6/1/2023	600,075
	CVS Health Corporation
110,000	2.250%, 8/12/2019	108,883
	Delphi Corporation
329,000	6.125%, 5/15/2021	361,078
	Ford Motor Company
205,000	7.450%, 7/16/2031	270,667
	Ford Motor Credit Company, LLC
396,000	1.684%, 9/8/2017	394,257
230,000	2.375%, 1/16/2018	232,120
241,000	5.000%, 5/15/2018	263,207
	General Motors Company
159,000	3.500%, 10/2/2018	161,584
384,000	6.250%, 10/2/2043	449,280
	General Motors Financial Company, Inc.
630,000	3.250%, 5/15/2018	633,150

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Consumer Cyclical (0.2%) - continued
	Hilton Worldwide Finance, LLC
$670,000	5.625%, 10/15/2021[g]	$690,100
	Home Depot, Inc.
235,000	4.875%, 2/15/2044	254,991
	Hyundai Capital America
273,000	1.450%, 2/6/2017[g]	272,803
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[g]	652,050
	KB Home
328,000	4.750%, 5/15/2019	318,980
	L Brands, Inc.
630,000	5.625%, 2/15/2022	656,775
	Lennar Corporation
630,000	4.125%, 12/1/2018	623,700
	Macy’s Retail Holdings, Inc.
102,000	4.375%, 9/1/2023	107,622
275,000	3.625%, 6/1/2024	272,053
	Nissan Motor Acceptance Corporation
330,000	0.784%, 3/3/2017[g,h]	331,106
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	116,000
226,000	4.000%, 12/31/2018	225,717
	Toyota Motor Credit Corporation
75,000	1.750%, 5/22/2017	75,952
	TRW Automotive, Inc.
234,000	7.250%, 3/15/2017[g]	257,400
	Western Union Company
256,000	2.375%, 12/10/2015	260,040
	Wynn Las Vegas, LLC
630,000	5.375%, 3/15/2022	641,025

	Total	9,904,509

Consumer Non-Cyclical (0.3%)
	AbbVie, Inc.
484,000	2.000%, 11/6/2018	476,533
	Altria Group, Inc.
235,000	9.700%, 11/10/2018	302,727
330,000	4.000%, 1/31/2024	336,747
	Anheuser-Busch InBev Finance, Inc.
296,000	0.640%, 2/1/2019[h]	295,748
	Anheuser-Busch InBev Worldwide, Inc.
380,000	7.750%, 1/15/2019	458,770
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	350,211
	CareFusion Corporation
288,000	6.375%, 8/1/2019	332,207
	Celgene Corporation
476,000	1.900%, 8/15/2017	479,531
66,000	2.300%, 8/15/2018	66,321
	CHS/Community Health Systems, Inc.
630,000	7.125%, 7/15/2020	667,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Consumer Non-Cyclical (0.3%) - continued
	ConAgra Foods, Inc.
$325,000	1.900%, 1/25/2018	$323,052
	Coventry Health Care, Inc.
347,000	5.950%, 3/15/2017	384,192
	CVS Health Corporation
188,000	6.125%, 9/15/2039	231,595
	Endo Finance LLC & Endo Finco, Inc.
630,000	7.000%, 7/15/2019[g]	659,925
	Express Scripts Holding Company
188,000	2.650%, 2/15/2017	193,322
	Forest Laboratories, Inc.
425,000	4.375%, 2/1/2019[g]	447,338
	Fresenius Medical Care US Finance II, Inc.
630,000	5.875%, 1/31/2022[g]	667,800
	Hawk Acquisition Sub, Inc.
629,634	4.250%, 10/15/2020	625,699
	HCA, Inc.
670,000	3.750%, 3/15/2019	654,925
	IMS Health, Inc.
863,000	6.000%, 11/1/2020[g]	884,575
	JBS Finance II, Ltd.
670,000	8.250%, 1/29/2018*	698,475
	Kroger Company
116,000	1.200%, 10/17/2016	115,982
	Lorillard Tobacco Company
235,000	2.300%, 8/21/2017[e]	237,793
252,000	8.125%, 6/23/2019	308,274
	Mattel, Inc.
235,000	1.700%, 3/15/2018	233,146
	Medco Health Solutions, Inc.
301,000	7.125%, 3/15/2018	350,446
	Mondelez International, Inc.
247,000	0.760%, 2/1/2019[h]	246,896
	Mylan, Inc.
235,000	7.875%, 7/15/2020[g]	256,334
	Pernod Ricard SA
112,000	2.950%, 1/15/2017[g]	115,459
188,000	5.750%, 4/7/2021[g]	214,106
	Perrigo Company, Ltd.
483,000	1.300%, 11/8/2016[g]	483,443
240,000	2.300%, 11/8/2018[g]	238,399
	Safeway, Inc.
10,000	3.400%, 12/1/2016	10,097
	Spectrum Brands Escrow Corporation
630,000	6.375%, 11/15/2020	656,775
	Sysco Corporation
132,000	2.350%, 10/2/2019[c]	132,003
88,000	4.350%, 10/2/2034[c]	89,279
	Tenet Healthcare Corporation
670,000	8.125%, 4/1/2022	735,325
	Thermo Fisher Scientific, Inc.
292,000	1.300%, 2/1/2017	291,107
282,000	2.400%, 2/1/2019	282,436

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Consumer Non-Cyclical (0.3%) - continued
	Tyson Foods, Inc.
$207,000	4.500%, 6/15/2022	$219,386
	Valeant Pharmaceuticals International
630,000	6.875%, 12/1/2014[g]	650,475
	WM Wrigley Jr. Company
165,000	2.000%, 10/20/2017[g]	166,543

	Total	15,571,197

Energy (0.3%)
	Boardwalk Pipelines, Ltd.
330,000	5.875%, 11/15/2016	357,292
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	287,640
	Calumet Specialty Products Partners, LP
670,000	6.500%, 4/15/2021[g]	636,500
	CNOOC Nexen Finance 2014 ULC
345,000	1.625%, 4/30/2017	345,096
	CNPC General Capital, Ltd.
192,000	1.450%, 4/16/2016[g]	191,941
192,000	2.750%, 4/19/2017[g]	195,263
	Concho Resources, Inc.
629,634	5.500%, 10/1/2022	648,523
	Continental Resources, Inc.
384,000	5.000%, 9/15/2022	405,120
	Crestwood Midstream Partners, LP
400,000	6.125%, 3/1/2022	401,000
	Devon Energy Corporation
536,000	1.200%, 12/15/2016	536,400
	El Paso, LLC
230,000	7.800%, 8/1/2031	278,300
	Enbridge, Inc.
437,000	0.684%, 6/2/2017[h]	438,382
	Energy XXI Gulf Coast, Inc.
670,000	7.500%, 12/15/2021	656,600
	Ensco plc
220,000	4.500%, 10/1/2024	220,741
	EQT Corporation
162,000	5.150%, 3/1/2018	175,232
118,000	8.125%, 6/1/2019	144,531
	Hess Corporation
352,000	8.125%, 2/15/2019	433,922
	Kinder Morgan, Inc.
220,000	5.000%, 2/15/2021[g]	229,350
	Linn Energy, LLC
629,634	6.250%, 11/1/2019	614,680
	Marathon Petroleum Corporation
88,000	3.625%, 9/15/2024	86,140
176,000	4.750%, 9/15/2044	168,954
	MEG Energy Corporation
630,000	6.500%, 3/15/2021[g]	645,750
	Murphy Oil Corporation
87,000	2.500%, 12/1/2017	88,368

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Energy (0.3%) - continued
	Offshore Group Investment, Ltd.
$630,000	7.500%, 11/1/2019[e]	$584,325
	Petrobras Global Finance BV
423,000	2.000%, 5/20/2016	422,979
300,000	3.115%, 3/17/2020[h]	305,610
	Petroleos Mexicanos
220,000	3.500%, 7/18/2018	228,140
	Plains All American Pipeline, LP
325,000	3.600%, 11/1/2024	318,965
	Range Resources Corporation
150,000	5.000%, 8/15/2022	153,375
	Regency Energy Partners, LP
670,000	5.000%, 10/1/2022	659,950
	Sabine Pass Liquefaction, LLC
670,000	5.750%, 5/15/2024[g]	681,725
	Sinopec Capital 2013, Ltd.
330,000	1.250%, 4/24/2016[g]	329,184
	Suncor Energy, Inc.
197,000	6.100%, 6/1/2018	225,162
	Total Capital International SA
190,000	0.584%, 6/19/2019[h]	190,086
	Transocean, Inc.
345,000	6.000%, 3/15/2018	372,003
	Weatherford International, Ltd.
320,000	9.625%, 3/1/2019	410,821
	Williams Companies, Inc.
192,000	3.700%, 1/15/2023	181,368

	Total	13,249,418

Financials (1.0%)
	Abbey National Treasury Services plc
308,000	0.644%, 9/29/2017[h]	307,996
132,000	3.050%, 8/23/2018	136,802
	ABN AMRO Bank NV
359,000	2.500%, 10/30/2018[g]	362,522
	Achmea Hypotheekbank NV
283,000	3.200%, 11/3/2014[g]	283,696
	Air Lease Corporation
220,000	2.125%, 1/15/2018	218,350
	American Express Credit Corporation
350,000	0.784%, 3/18/2019[h]	351,532
	American International Group, Inc.
480,000	8.250%, 8/15/2018	586,298
145,000	2.300%, 7/16/2019	143,937
	ANZ New Zealand International, Ltd.
294,000	1.400%, 4/27/2017[g]	293,244
	Australia and New Zealand Banking Group, Ltd.
365,000	0.494%, 6/13/2017[g,h]	364,801
	Aviation Capital Group Corporation
132,000	3.875%, 9/27/2016[g]	135,767
	Banco Santander Chile
435,000	1.134%, 4/11/2017[g,h]	436,298

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (1.0%) - continued
	Bank of America Corporation
$264,000	1.700%, 8/25/2017	$262,859
480,000	5.750%, 12/1/2017	534,097
578,000	1.303%, 3/22/2018[h]	588,733
476,000	5.650%, 5/1/2018	529,454
295,000	1.105%, 4/1/2019[h]	296,554
188,000	4.000%, 4/1/2024	189,959
201,000	5.875%, 2/7/2042	240,840
368,000	8.000%, 12/29/2049[l]	396,752
	Bank of Montreal
370,000	0.834%, 4/9/2018[h]	373,220
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
420,000	0.644%, 3/10/2017[g,h]	421,223
145,000	2.850%, 9/8/2021[g]	143,041
	Banque Federative du Credit Mutuel SA
329,000	1.084%, 1/20/2017[g,h]	331,546
	Barclays Bank plc
280,000	10.179%, 6/12/2021[g]	380,750
	BBVA Banco Continental SA
350,000	2.250%, 7/29/2016[g]	352,625
	Berkshire Hathaway Finance Corporation
160,000	1.600%, 5/15/2017	161,752
	BioMed Realty, LP
282,000	2.625%, 5/1/2019	280,155
	BNP Paribas SA
231,000	1.250%, 12/12/2016	231,459
386,000	2.375%, 9/14/2017	392,633
	BPCE SA
300,000	1.083%, 2/10/2017[e,h]	302,797
378,000	1.625%, 2/10/2017	379,555
	Capital One Financial Corporation
379,000	6.150%, 9/1/2016	414,119
235,000	2.450%, 4/24/2019	234,014
	Citigroup, Inc.
440,000	5.500%, 2/15/2017	476,970
300,000	0.774%, 3/10/2017[h]	300,509
230,000	6.000%, 8/15/2017	257,595
245,000	1.003%, 4/8/2019[h]	245,974
385,000	8.500%, 5/22/2019	481,237
274,000	4.050%, 7/30/2022	277,516
	CoBank ACB
120,000	0.834%, 6/15/2022*,h	112,800
	Compass Bank
308,000	1.850%, 9/29/2017	307,966
264,000	2.750%, 9/29/2019	263,732
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
228,000	3.950%, 11/9/2022	228,971
	Credit Agricole SA
260,000	1.625%, 4/15/2016[g]	262,529
290,000	1.034%, 4/15/2019[g,h]	292,358
	Credit Suisse AG
231,000	5.400%, 1/14/2020	257,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (1.0%) - continued
	CyrusOne, LP
$630,000	6.375%, 11/15/2022	$658,350
	DDR Corporation
384,000	9.625%, 3/15/2016	431,061
	Denali Borrower, LLC
670,000	5.625%, 10/15/2020[g]	689,263
	Deutsche Bank AG
340,000	1.350%, 5/30/2017	337,673
	Discover Bank
235,000	8.700%, 11/18/2019	293,390
	Discover Financial Services
188,000	6.450%, 6/12/2017	210,579
	DnB Boligkreditt AS
605,000	1.450%, 3/21/2018[g]	599,000
	Eksportfinans ASA
80,000	3.000%, 11/17/2014	80,192
111,000	5.500%, 5/25/2016	117,005
	Fifth Third Bancorp
286,000	5.450%, 1/15/2017	311,030
145,000	2.875%, 10/1/2021	142,736
	General Electric Capital Corporation
661,000	6.000%, 8/7/2019	770,908
390,000	1.234%, 3/15/2023[h]	391,572
414,000	6.750%, 3/15/2032	545,833
	Genworth Financial, Inc.
336,000	7.700%, 6/15/2020	402,794
	Goldman Sachs Group, Inc.
285,000	2.375%, 1/22/2018	287,959
390,000	1.436%, 4/30/2018[h]	398,523
205,000	1.334%, 11/15/2018[h]	208,559
271,000	7.500%, 2/15/2019	323,146
374,000	5.375%, 3/15/2020	416,400
366,000	5.250%, 7/27/2021	405,748
	Hartford Financial Services Group, Inc.
177,000	4.000%, 10/15/2017	189,399
309,000	5.125%, 4/15/2022	344,642
	HBOS plc
288,000	6.750%, 5/21/2018[g]	325,772
	HCP, Inc.
67,000	6.000%, 1/30/2017	74,002
	Health Care REIT, Inc.
304,000	4.700%, 9/15/2017	330,202
58,000	2.250%, 3/15/2018	58,516
	HSBC Bank plc
495,000	0.874%, 5/15/2018[g,h]	499,264
	HSBC Holdings plc
176,000	5.250%, 3/14/2044	186,851
440,000	5.625%, 12/29/2049[e,l]	436,920
	HSBC USA, Inc.
241,000	1.625%, 1/16/2018	240,133
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	66,703
	Huntington National Bank
282,000	1.350%, 8/2/2016	283,387
	Icahn Enterprises, LP
500,000	6.000%, 8/1/2020	513,750

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (1.0%) - continued
	ING Bank NV
$282,000	4.125%, 11/21/2023	$286,915
	ING Capital Funding Trust III
265,000	3.833%, 12/29/2049[h,l]	265,000
	International Lease Finance Corporation
383,000	2.184%, 6/15/2016[h]	379,170
	Intesa Sanpaolo SPA
317,000	3.125%, 1/15/2016	324,288
141,000	3.875%, 1/16/2018	147,027
288,000	3.875%, 1/15/2019	298,778
	J.P. Morgan Chase & Company
210,000	0.754%, 2/15/2017[h]	210,988
451,000	2.000%, 8/15/2017	454,845
200,000	1.800%, 1/25/2018	199,571
351,000	6.300%, 4/23/2019	407,137
50,000	3.200%, 1/25/2023	48,809
176,000	3.875%, 9/10/2024	172,540
372,000	7.900%, 4/29/2049[l]	402,690
	Kookmin Bank
334,000	1.110%, 1/27/2017[g,h]	336,492
	Liberty Mutual Group, Inc.
60,000	4.950%, 5/1/2022[g]	64,595
56,000	6.500%, 5/1/2042[g]	68,260
	Liberty Property, LP
289,000	5.500%, 12/15/2016	313,423
	Lloyds Banking Group plc
288,000	5.920%, 9/29/2049[g,l]	290,880
	Macquarie Bank, Ltd.
305,000	5.000%, 2/22/2017[g]	328,682
440,000	1.026%, 3/24/2017[g,h]	443,880
	MasterCard, Inc.
235,000	2.000%, 4/1/2019	233,179
	Merrill Lynch & Company, Inc.
610,000	6.050%, 5/16/2016	654,965
225,000	6.400%, 8/28/2017	253,101
	MetLife, Inc.
220,000	1.903%, 12/15/2017[c,k]	220,672
	Metropolitan Life Global Funding I
282,000	1.300%, 4/10/2017[g]	281,556
	Mizuho Bank, Ltd.
290,000	0.663%, 4/16/2017[g,h]	290,218
282,000	1.850%, 3/21/2018[g]	281,617
	Morgan Stanley
391,000	4.750%, 3/22/2017	420,173
270,000	6.250%, 8/28/2017	303,357
528,000	6.625%, 4/1/2018	604,678
260,000	1.514%, 4/25/2018[h]	267,314
155,000	4.875%, 11/1/2022	163,755
329,000	4.100%, 5/22/2023	328,091
	Murray Street Investment Trust I
572,000	4.647%, 3/9/2017	612,246
	National City Corporation
288,000	6.875%, 5/15/2019	341,254
	Nomura Holdings, Inc.
390,000	1.684%, 9/13/2016[h]	397,256
235,000	2.750%, 3/19/2019	235,412

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (1.0%) - continued
	PNC Bank NA
$448,000	1.150%, 11/1/2016	$449,278
	Pricoa Global Funding I
368,000	1.350%, 8/18/2017[g]	366,155
	Prologis, LP
370,000	7.375%, 10/30/2019	449,558
	Prudential Financial, Inc.
145,000	2.350%, 8/15/2019	143,889
	RBS Capital Trust III
115,000	2.073%, 9/29/2049[h,l]	112,700
	Realty Income Corporation
58,000	2.000%, 1/31/2018	57,973
	Regions Bank
540,000	7.500%, 5/15/2018	629,574
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	114,475
252,000	5.000%, 6/1/2021	276,506
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[g]	230,079
	Royal Bank of Canada
341,000	2.200%, 7/27/2018	345,023
	Royal Bank of Scotland Group plc
625,000	1.173%, 3/31/2017[h]	627,458
440,000	5.125%, 5/28/2024	432,327
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	132,872
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[g]	365,015
	SLM Corporation
75,000	3.875%, 9/10/2015	75,938
138,000	6.250%, 1/25/2016	143,244
125,000	4.625%, 9/25/2017	126,406
	SpareBank 1 Boligkreditt AS
605,000	1.250%, 5/2/2018[g]	593,959
	Sumitomo Mitsui Banking Corporation
555,000	1.300%, 1/10/2017	555,074
	Suncorp-Metway, Ltd.
674,000	0.934%, 3/28/2017[g,h]	673,992
	Svenska Handelsbanken AB
282,000	1.625%, 3/21/2018	280,658
330,000	0.725%, 6/17/2019[h]	331,679
	Swedbank Hypotek AB
605,000	1.375%, 3/28/2018[g]	599,216
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[g,l]	131,250
	Synchrony Financial
155,000	3.000%, 8/15/2019	155,425
160,000	3.750%, 8/15/2021	161,445
85,000	4.250%, 8/15/2024	85,011
	UBS AG/Stamford, Connecticut
116,000	5.875%, 12/20/2017	130,601
	Ventas Realty, LP
313,000	1.550%, 9/26/2016	315,151

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Financials (1.0%) - continued
	Voya Financial, Inc.
$344,000	2.900%, 2/15/2018	$353,901
	WEA Finance, LLC
308,000	1.750%, 9/15/2017[g]	308,451
	Wells Fargo & Company
105,000	2.100%, 5/8/2017	107,087
264,000	1.400%, 9/8/2017	263,216

	Total	47,853,862

Foreign Government (<0.1%)
	Corporacion Andina de Fomento
230,000	1.500%, 8/8/2017	231,320
	European Investment Bank
445,000	1.875%, 3/15/2019	446,602
330,000	2.125%, 10/15/2021	324,998
	Kommunalbanken AS
175,000	2.750%, 5/5/2015[g]	177,621
	Sweden Government International Bond
100,000	0.375%, 12/22/2015[g]	99,975
500,000	0.375%, 3/29/2016[g]	499,453

	Total	1,779,969

Mortgage-Backed Securities (3.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
11,900,000	3.000%, 10/1/2029[c]	12,236,544
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
407,282	1.961%, 6/1/2043[h]	414,490
12,300,000	4.000%, 10/1/2044[c]	12,949,588
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
17,775,000	3.500%, 10/1/2029[c]	18,684,581
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,654,550	2.078%, 1/1/2043[h]	1,712,376
2,765,801	2.057%, 3/1/2043[h]	2,855,078
2,595,748	1.738%, 7/1/2043[h]	2,630,809
750,085	2.010%, 7/1/2043[h]	765,350
665,495	2.107%, 8/1/2043[h]	681,022
38,850,000	3.500%, 10/1/2044[c]	39,708,950
34,550,000	4.000%, 10/1/2044[c]	36,409,222
34,714,000	4.500%, 10/1/2044[c]	37,453,150

	Total	166,501,160

Technology (0.1%)
	Amphenol Corporation
188,000	2.550%, 1/30/2019	189,221
	Apple, Inc.
440,000	0.537%, 5/6/2019[h]	440,397
	Baidu, Inc.
250,000	2.750%, 6/9/2019	248,242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Technology (0.1%) - continued
	Cisco Systems, Inc.
$300,000	0.734%, 3/1/2019[h]	$302,219
	EMC Corporation
196,000	1.875%, 6/1/2018	194,843
	Fidelity National Information Services, Inc.
336,000	1.450%, 6/5/2017	334,041
	First Data Corporation
630,000	7.375%, 6/15/2019[g]	663,138
	Freescale Semiconductor, Inc.
670,000	6.000%, 1/15/2022[g]	680,050
	Hewlett-Packard Company
329,000	5.400%, 3/1/2017	360,634
247,000	1.174%, 1/14/2019[h]	250,319
	Iron Mountain, Inc.
630,000	6.000%, 8/15/2023	645,750
	Micron Semiconductor Asia Pte, Ltd.
202,500	1.258%, 1/15/2019	202,242
	Oracle Corporation
245,000	0.814%, 1/15/2019[h]	247,489
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[g]	94,278
	Tyco Electronics Group SA
368,000	6.550%, 10/1/2017	419,038
	Xerox Corporation
240,000	7.200%, 4/1/2016	261,348
	Xilinx, Inc.
240,000	2.125%, 3/15/2019	238,515

	Total	5,771,764

Transportation (0.1%)
	American Airlines Pass Through Trust
141,595	4.950%, 1/15/2023	151,337
	Avis Budget Car Rental, LLC
365,000	5.125%, 6/1/2022[g]	358,612
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	88,698
76,000	5.750%, 3/15/2033	90,864
	Continental Airlines, Inc.
156,879	4.150%, 4/11/2024	160,016
	CSX Corporation
115,000	3.700%, 11/1/2023	118,519
	Delta Air Lines, Inc.
254,000	6.750%, 5/23/2017	266,700
101,514	4.950%, 5/23/2019	109,001
26,904	4.750%, 5/7/2020	28,922
	ERAC USA Finance, LLC
116,000	1.400%, 4/15/2016[g]	116,820
67,000	2.800%, 11/1/2018[g]	68,555
	Kansas City Southern de Mexico SA de CV
120,000	0.935%, 10/28/2016[h]	120,641
	Korea Expressway Corporation
282,000	1.625%, 4/28/2017[g]	281,295

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Transportation (0.1%) - continued
	Virgin Australia Holdings, Ltd.
$102,354	5.000%, 10/23/2023[g]	$106,448

	Total	2,066,428

U.S. Government and Agencies (4.9%)
	Federal Home Loan Bank
2,830,000	0.875%, 5/24/2017	2,822,520
	Federal National Mortgage Association
700,000	4.375%, 10/15/2015	730,367
1,535,000	0.875%, 5/21/2018	1,503,321
2,835,000	2.625%, 9/6/2024	2,788,716
405,000	6.250%, 5/15/2029	547,674
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	473,607
	U.S. Treasury Bonds
4,150,000	6.500%, 11/15/2026	5,806,107
2,900,000	5.250%, 11/15/2028	3,731,030
2,050,000	4.375%, 5/15/2040	2,506,765
39,845,000	3.000%, 5/15/2042	38,475,328
	U.S. Treasury Bonds, TIPS
1,728,543	0.125%, 4/15/2019	1,732,730
101,117	2.375%, 1/15/2025	118,433
66,138	2.125%, 2/15/2040	81,847
579,920	0.750%, 2/15/2042	531,034
	U.S. Treasury Notes
1,390,000	2.625%, 2/29/2016	1,435,446
500,000	0.625%, 10/15/2016	499,804
1,035,000	1.000%, 10/31/2016	1,042,358
2,250,000	0.625%, 12/15/2016	2,245,255
3,350,000	3.250%, 3/31/2017	3,546,812
1,035,000	0.875%, 7/15/2017	1,031,442
3,605,000	1.000%, 5/31/2018	3,551,206
18,370,000	1.250%, 10/31/2018	18,140,375
3,865,000	1.625%, 4/30/2019	3,850,506
3,000,000	1.625%, 6/30/2019	2,984,064
7,850,000	1.750%, 9/30/2019	7,839,575
26,075,000	1.875%, 6/30/2020	25,928,328
685,000	1.625%, 8/15/2022	650,429
2,250,000	1.750%, 5/15/2023	2,132,577
7,600,000	2.500%, 8/15/2023	7,645,129
14,300,000	3.625%, 2/15/2044	15,452,937
	U.S. Treasury Notes, TIPS
29,889,720	0.125%, 4/15/2018	30,127,911
615,806	0.125%, 1/15/2022	601,662
36,358,893	0.125%, 1/15/2023	35,177,229

	Total	225,732,524

Utilities (0.2%)
	AES Corporation
630,000	7.375%, 7/1/2021	705,600
	American Electric Power Company, Inc.
116,000	1.650%, 12/15/2017	115,949
	Atlas Pipeline Partners, LP
630,000	4.750%, 11/15/2021	586,687
	Calpine Corporation
670,000	5.375%, 1/15/2023	648,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Utilities (0.2%) - continued
	Commonwealth Edison Company
$128,000	6.950%, 7/15/2018	$149,145
	Dayton Power and Light Company
132,000	1.875%, 9/15/2016	133,756
	DCP Midstream Operating, LP
282,000	2.500%, 12/1/2017	287,741
	Duke Energy Corporation
235,000	0.612%, 4/3/2017[h]	235,817
168,000	2.100%, 6/15/2018	169,243
	Electricite de France
308,000	0.694%, 1/20/2017[g,h]	308,440
	Enel Finance International NV
84,000	6.250%, 9/15/2017[g]	94,320
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	63,982
368,000	4.650%, 6/1/2021	390,738
	Enterprise Products Operating, LLC
180,000	7.034%, 1/15/2068	203,400
252,000	5.100%, 2/15/2045	265,811
	Exelon Generation Company, LLC
300,000	5.200%, 10/1/2019	332,635
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	69,457
	MidAmerican Energy Holdings Company
120,000	1.100%, 5/15/2017	119,032
272,000	5.750%, 4/1/2018	307,166
235,000	6.500%, 9/15/2037	303,858
	NiSource Finance Corporation
288,000	6.400%, 3/15/2018	328,714
166,000	6.800%, 1/15/2019	195,226
	Northeast Utilities
75,000	1.450%, 5/1/2018	73,806
	Northern States Power Company
480,000	4.125%, 5/15/2044	482,508
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	648,900
	ONEOK Partners, LP
113,000	8.625%, 3/1/2019	140,674
	Pacific Gas & Electric Company
347,000	5.625%, 11/30/2017	388,694
	PG&E Corporation
140,000	2.400%, 3/1/2019	140,163
	PPL Capital Funding, Inc.
461,000	1.900%, 6/1/2018	459,021
144,000	3.500%, 12/1/2022	144,935
	Sempra Energy
440,000	6.150%, 6/15/2018	502,632
	Southern Company
220,000	1.300%, 8/15/2017	218,930
	TransAlta Corporation
336,000	1.900%, 6/3/2017	336,051
	Williams Companies, Inc.
192,000	7.875%, 9/1/2021	231,280

Principal Amount	Long-Term Fixed Income (13.2%)	Value
Utilities (0.2%) - continued
	Williams Partners, LP
$60,000	7.250%, 2/1/2017	$67,568

	Total	9,850,104

	Total Long-Term Fixed Income (cost $613,869,538)	616,366,177

Shares	Collateral Held for Securities Loaned (1.0%)	Value
46,036,498	Thrivent Cash Management Trust	46,036,498

	Total Collateral Held for Securities Loaned (cost $46,036,498)	46,036,498

Shares or Principal Amount	Short-Term Investments (16.8%)[m]	Value
	Federal Home Loan Bank Discount Notes
13,000,000	0.044%, 10/3/2014	12,999,969
27,000,000	0.075%, 10/8/2014	26,999,606
38,000,000	0.075%, 10/10/2014	37,999,291
24,022,000	0.080%, 10/15/2014[f]	24,021,254
32,000,000	0.084%, 10/17/2014	31,998,809
47,000,000	0.063%, 10/22/2014	46,998,282
9,700,000	0.079%, 10/29/2014[f]	9,699,408
17,000,000	0.085%, 10/31/2014	16,998,796
83,000,000	0.079%, 11/5/2014	82,993,589
112,000,000	0.059%, 11/12/2014	111,992,300
27,000,000	0.043%, 11/14/2014[f]	26,998,576
25,000,000	0.025%, 11/19/2014	24,999,150
36,000,000	0.025%, 11/21/2014	35,998,725
33,629,000	0.024%, 11/26/2014	33,627,744
37,000,000	0.071%, 12/3/2014	36,995,411
19,000,000	0.070%, 12/5/2014[f]	18,997,599
49,000,000	0.050%, 12/17/2014	48,994,760
3,000,000	0.030%, 12/19/2014	2,999,802
116,000,000	0.032%, 12/24/2014	115,991,364
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.068%, 11/17/2014	4,999,556
4,000,000	0.065%, 11/20/2014	3,999,639
4,000,000	0.064%, 11/24/2014	3,999,619
3,000,000	0.030%, 12/10/2014	2,999,825
	Federal National Mortgage Association Discount Notes
9,929,000	0.040%, 11/12/2014	9,928,537
	U.S. Treasury Bills
200,000	0.029%, 11/6/2014[n]	199,994
900,000	0.005%, 11/13/2014[n]	899,994

	Total Short-Term Investments (at amortized cost)	775,331,599

	Total Investments (cost $4,301,740,884) 104.2%	$4,827,008,524

	Other Assets and Liabilities, Net (4.2%)	(193,997,742)

	Total Net Assets 100.0%	$4,633,010,782

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	At September 30, 2014, $51,855,643 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $54,581,874 or 1.2% of total net assets.

h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	Security is fair valued.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At September 30, 2014, $779,994 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Portfolio owned as of September 30, 2014.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$384,808
Apidos CLO XVIII, 7/22/2026	6/25/2014	374,062
Babson CLO, Ltd., 10/17/2026	8/15/2014	384,808
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	385,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	384,611
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	400,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	385,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	385,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	400,000
CoBank ACB, 6/15/2022	10/18/2013	112,698
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	385,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	416,463
FNA Trust, 1/10/2018	4/29/2013	230,565
JBS Finance II, Ltd., 1/29/2018	8/11/2014	708,214
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	424,490
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	300,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	385,000
Oscar U.S. Funding Trust, 4/15/2019	9/19/2014	299,927
OZLM VIII, Ltd., 10/17/2026	8/7/2014	382,805
Symphony CLO, Ltd., 1/9/2023	9/15/2014	385,000
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	384,422

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$563,150,129
Gross unrealized depreciation	(37,882,489)

Net unrealized appreciation (depreciation)	$525,267,640

Cost for federal income tax purposes	$4,301,740,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Moderately Aggressive Allocation Portfolio’sassets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,325,913	–	5,325,913	–
Capital Goods	3,559,164	–	3,559,164	–
Communications Services	29,963,711	–	27,160,269	2,803,442
Consumer Cyclical	20,159,847	–	18,983,217	1,176,630
Consumer Non-Cyclical	11,793,429	–	10,334,638	1,458,791
Energy	6,768,587	–	6,463,589	304,998
Financials	4,496,973	–	3,063,493	1,433,480
Technology	4,764,035	–	4,764,035	–
Transportation	3,693,409	–	3,693,409	–
Utilities	2,963,795	–	2,963,795	–
Mutual Funds
Equity Mutual Funds	1,705,526,157	1,705,526,157	–	–
Fixed Income Mutual Funds	312,677,416	312,677,416	–	–
Common Stock
Consumer Discretionary	195,648,567	192,171,482	3,477,085	–
Consumer Staples	41,896,503	40,304,897	1,591,606	–
Energy	160,666,632	156,351,885	4,314,747	–
Financials	189,232,506	181,190,507	8,041,999	–
Health Care	183,540,348	181,371,127	2,169,221	–
Industrials	141,909,869	137,634,418	4,275,451	–
Information Technology	302,850,249	300,205,961	2,644,288	–
Materials	34,910,932	33,527,596	1,383,336	–
Telecommunications Services	11,357,756	8,904,563	2,453,193	–
Utilities	15,568,452	13,789,035	1,779,417	–
Long-Term Fixed Income
Asset-Backed Securities	32,534,221	–	31,584,853	949,368
Basic Materials	6,838,501	–	6,838,501	–
Capital Goods	4,811,787	–	4,811,787	–
Collateralized Mortgage Obligations	24,193,128	–	23,023,128	1,170,000
Commercial Mortgage-Backed Securities	30,817,215	–	30,817,215	–
Communications Services	18,890,390	–	18,890,390	–
Consumer Cyclical	9,904,509	–	9,904,509	–
Consumer Non-Cyclical	15,571,197	–	15,571,197	–
Energy	13,249,418	–	13,249,418	–
Financials	47,853,862	–	47,520,390	333,472
Foreign Government	1,779,969	–	1,779,969	–
Mortgage-Backed Securities	166,501,160	–	166,501,160	–
Technology	5,771,764	–	5,771,764	–
Transportation	2,066,428	–	2,066,428	–
U.S. Government and Agencies	225,732,524	–	225,732,524	–
Utilities	9,850,104	–	9,850,104	–
Collateral Held for Securities Loaned	46,036,498	46,036,498	–	–
Short-Term Investments	775,331,599	–	775,331,599	–

Total	$4,827,008,524	$3,309,691,542	$1,507,686,801	$9,630,181

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	9,329,714	9,329,714	–	–

Total Asset Derivatives	$9,329,714	$9,329,714	$–	$–

Liability Derivatives
Futures Contracts	8,510,125	8,281,371	228,754	–

Total Liability Derivatives	$8,510,125	$8,281,371	$228,754	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(1,160)	December 2014	($253,963,962)	($253,858,750)	$105,212
5-Yr. U.S. Treasury Bond Futures	(735)	December 2014	(86,991,849)	(86,919,490)	72,359
10-Yr. U.S. Treasury Bond Futures	250	December 2014	31,043,731	31,160,157	116,426
30-Yr. U.S. Treasury Bond Futures	900	December 2014	124,824,857	124,115,625	(709,232)
Eurex EURO STOXX 50 Futures	5,921	December 2014	239,767,019	239,538,265	(228,754)
Mini MSCI EAFE Index Futures	991	December 2014	93,745,416	91,157,135	(2,588,281)
Russell 2000 Index Mini-Futures	9	December 2014	1,050,771	986,940	(63,831)
S&P 400 Index Mini-Futures	(1,480)	December 2014	(211,114,917)	(202,079,200)	9,035,717
S&P 500 Index Futures	850	December 2014	422,387,088	417,668,750	(4,718,338)
Ultra Long Term U.S. Treasury Bond Futures	195	December 2014	29,939,189	29,737,500	(201,689)
Total Futures Contracts					$819,589

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Partner Small Cap Growth	$99,350,542	$11,250,739	$–	5,844,908	$94,073,789	$–
Partner Small Cap Value	95,754,838	2,682,706	–	3,483,432	89,499,128	207,953
Small Cap Stock	80,744,824	1,056,897	–	4,604,230	78,436,749	175,776
Partner Mid Cap Value	120,947,314	17,563,147	–	7,570,495	129,992,218	813,044
Mid Cap Stock	250,137,905	12,622,547	–	14,848,287	266,290,660	831,246
Partner Worldwide Allocation	469,014,832	9,533,135	–	47,730,280	460,024,438	9,533,135
Large Cap Value	296,898,574	3,787,069	–	19,283,176	312,090,489	3,787,069
Large Cap Stock	261,579,999	2,372,475	–	22,340,673	275,118,686	2,372,475
High Yield	126,092,487	5,691,619	2,000,975	25,594,894	127,738,995	5,691,238
Income	141,401,371	5,886,236	6,092,804	13,650,335	143,067,793	4,107,822
Limited Maturity Bond	42,310,425	547,692	1,069,359	4,256,140	41,870,628	548,463
Cash Management Trust- Collateral Investment	34,022,252	215,859,566	203,845,320	46,036,498	46,036,498	237,947
Total Value and Income Earned	2,018,255,363				2,064,240,071	28,306,168

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Basic Materials (0.4%)
	Alpha Natural Resources, Inc., Term Loan
$4,236,985	3.500%, 5/22/2020	$3,774,433
	Axalta Coating Systems US Holdings, Inc.,Term Loan
2,832,065	3.750%, 2/1/2020	2,772,479
	Fortescue Metals Group, Ltd., Term Loan
2,175,822	3.750%, 6/30/2019	2,127,889
	HCA, Inc., Term Loan
1,485,000	2.904%, 3/31/2017	1,474,070
	Ineos Group Holdings, Ltd., Term Loan
3,870,063	3.750%, 5/4/2018	3,786,740
	NewPage Corporation, Term Loan
8,000,000	9.500%, 2/11/2021	7,992,000
	Tronox Pigments BV, Term Loan
2,979,874	4.000%, 3/19/2020	2,954,188
	Wausau Paper Corporation, Term Loan
5,386,500	6.500%, 7/30/2020	5,292,236

	Total	30,174,035

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
2,333,437	3.750%, 10/9/2019	2,268,101
	Berry Plastics Group, Inc., Term Loan
6,323,700	3.500%, 2/8/2020	6,153,340
	Silver II Borrower, Term Loan
1,612,058	4.000%, 12/13/2019	1,582,331
	STHI Holding Corporation, Term Loan
1,860,000	4.500%, 8/6/2021	1,842,572

	Total	11,846,344

Communications Services (1.4%)
	Atlantic Broadband Penn, LLC, Term Loan
1,214,983	3.250%, 11/30/2019	1,186,127
	Birch Communication Inc., Term Loan
8,125,000	7.750%, 7/17/2020	7,921,875
	Cengage Learning Aquisitions, Term Loan
6,009,800	7.000%, 3/31/2020	5,996,939
	Cequel Communications, LLC, Term Loan
2,059,436	3.500%, 2/14/2019	2,021,337
	Charter Communications Operating, LLC, Term Loan
849,250	3.000%, 7/1/2020	823,467
4,443,750	3.000%, 1/3/2021	4,306,749
	Clear Channel Communications, Inc., Term Loan
30,753	3.804%, 1/29/2016	30,427
3,645,170	6.904%, 1/30/2019	3,478,549

Principal Amount	Bank Loans (4.4%)[a]	Value
Communications Services (1.4%) - continued
$1,172,348	7.654%, 7/30/2019	$1,146,392
	Cumulus Media Holdings, Inc., Term Loan
3,118,845	4.250%, 12/23/2020	3,062,955
	Fairpoint Communications, Term Loan
4,215,800	7.500%, 2/14/2019	4,271,153
	Grande Communications Networks, LLC, Term Loan
2,577,392	4.500%, 5/29/2020	2,561,283
	Hargray Communications Group, Inc., Term Loan
3,663,625	4.750%, 6/26/2019	3,660,584
	Integra Telecom Holdings, Inc., Term Loan
2,570,850	5.250%, 2/22/2019	2,549,152
1,010,000	9.750%, 2/21/2020	1,008,313
	Intelsat Jackson Holdings SA, Term Loan
2,274,236	3.750%, 6/30/2019	2,234,437
	Level 3 Communications, Inc., Term Loan
3,305,000	4.000%, 1/15/2020	3,243,031
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,290,000	4.500%, 1/7/2022	2,270,924
1,000,000	7.750%, 7/7/2023	991,250
	LTS Buyer, LLC, Term Loan
3,197,768	4.000%, 4/13/2020	3,138,481
135,988	8.000%, 4/12/2021	135,206
	McGraw-Hill Global Education, LLC, Term Loan
3,505,071	5.750%, 3/22/2019	3,507,700
	Mediacom Broadband, LLC, Term Loan
1,327,900	4.000%, 1/20/2020	1,291,383
	NEP Broadcasting, LLC, Term Loan
242,857	9.500%, 7/22/2020	241,643
	NEP/NCP Holdco, Inc., Term Loan
9,298,930	4.250%, 1/22/2020	9,050,928
	NTelos, Inc., Term Loan
1,249,500	5.750%, 11/9/2019	1,244,290
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,384,160	5.500%, 7/31/2018	1,376,381
	Syniverse Holdings, Inc., Term Loan
3,315,764	4.000%, 4/23/2019	3,249,448
	TNS, Inc., Term Loan
5,550,059	5.000%, 2/14/2020	5,515,371
	Univision Communications, Inc., Term Loan
3,774,989	4.000%, 3/1/2020	3,701,867
	Virgin Media Investment Holdings, Ltd., Term Loan
7,500,000	3.500%, 6/7/2020	7,295,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Communications Services (1.4%) - continued
	WideOpenWest Finance, LLC, Term Loan
$5,614,500	4.750%, 4/1/2019	$5,590,302
	XO Communications, LLC, Term Loan
3,880,500	4.250%, 3/20/2021	3,836,029
	Yankee Cable Acquisition, LLC, Term Loan
3,789,230	4.500%, 3/1/2020	3,775,021
	Zayo Group, LLC, Term Loan
9,500,468	4.000%, 7/2/2019	9,350,836

	Total	115,065,305

Consumer Cyclical (0.8%)
	Amaya Gaming Group, Inc., Term Loan
3,535,000	5.000%, 8/1/2021	3,485,121
	Bally Technologies, Inc., Term Loan
3,039,049	4.250%, 11/25/2020	3,022,577
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,884,432	4.250%, 8/13/2021	1,862,836
	Ceridian Corporation, Term Loan
2,159,268	4.152%, 5/9/2017	2,149,832
2,494,039	4.500%, 5/9/2017	2,462,863
	Chrysler Group, LLC, Term Loan
2,900,038	3.500%, 5/24/2017	2,874,663
	Golden Nugget, Inc., Delayed Draw
527,017	5.500%, 11/21/2019	529,215
	Golden Nugget, Inc., Term Loan
1,229,707	5.500%, 11/21/2019	1,234,835
	Hilton Worldwide Finance, LLC, Term Loan
10,486,096	3.500%, 10/26/2020	10,311,293
	J.C. Penney Corporation, Inc., Term Loan
3,930,250	6.000%, 5/22/2018	3,917,477
	Las Vegas Sands, LLC, Term Loan
2,133,875	3.250%, 12/19/2020	2,118,490
	Marina District Finance Company, Inc., Term Loan
2,714,488	6.750%, 8/15/2018	2,709,059
	MGM Resorts International, Term Loan
2,623,275	3.500%, 12/20/2019	2,574,089
	Mohegan Tribal Gaming Authority, Term Loan
6,749,000	5.500%, 11/19/2019	6,622,456
	Rite Aid Corporation, Term Loan
632,024	3.500%, 2/21/2020	619,649
1,285,000	5.750%, 8/21/2020	1,299,456
	ROC Finance, LLC, Term Loan
6,167,700	5.000%, 6/20/2019	5,885,034

Principal Amount	Bank Loans (4.4%)[a]	Value
Consumer Cyclical (0.8%) - continued
	Scientific Games International, Inc., Term Loan
$7,975,571	4.250%, 10/18/2020	$7,811,115
	Seminole Indian Tribe of Florida, Term Loan
1,445,425	3.000%, 4/29/2020	1,434,136
	Seven Seas Cruises S de RL, LLC, Term Loan
2,511,124	3.750%, 12/21/2018	2,492,291
	Toys R Us, Inc., Term Loan
2,566,964	5.250%, 5/25/2018	2,366,946

	Total	67,783,433

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
6,911,985	4.750%, 3/21/2019	6,873,140
	Biomet, Inc., Term Loan
2,417,058	3.655%, 7/25/2017	2,397,674
	Catalina Marketing Corporation, Term Loan
3,890,250	4.500%, 4/9/2021	3,780,350
	CHS/Community Health Systems, Inc., Term Loan
458,973	3.485%, 1/25/2017	456,210
1,223,315	4.250%, 1/27/2021	1,218,837
	Del Monte Corporation, Term Loan
839,500	3.500%, 3/9/2020	804,870
	Hologic, Inc., Term Loan
1,617,106	3.250%, 8/1/2019	1,599,674
	JBS USA, LLC, Term Loan
2,816,296	3.750%, 5/25/2018	2,774,051
	Ortho-Clinical Diagnostics, Inc., Term Loan
9,640,837	4.750%, 6/30/2021	9,515,796
	Roundy’s Supermarkets, Inc., Term Loan
3,486,471	5.750%, 3/3/2021	3,293,251
	Supervalu, Inc., Term Loan
8,122,249	4.500%, 3/21/2019	7,964,353
	Van Wagner Communications, LLC, Term Loan
2,330,250	7.250%, 8/3/2018	2,324,424
	Visant Corporation, Term Loan
5,236,719	7.000%, 9/23/2021	5,168,013

	Total	48,170,643

Energy (0.3%)
	Arch Coal, Inc., Term Loan
3,459,986	6.250%, 5/16/2018	3,162,635
	Energy Solutions, LLC, Term Loan
6,608,437	6.750%, 5/29/2020	6,691,043
	Expro Holdings UK 2, Ltd., Term Loan
3,000,000	0.000%, 9/2/2021[b,c]	2,983,740

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Energy (0.3%) - continued
	Fieldwood Energy, LLC, Term Loan
$2,079,009	3.875%, 9/28/2018	$2,045,225
660,000	8.375%, 9/30/2020	660,825
	Houston Fuel Oil Terminal, LLC, Term Loan
2,400,000	4.250%, 8/19/2021	2,376,000
	McJunkin Red Man Corporation, Term Loan
2,143,350	5.517%, 11/8/2019	2,140,221
	Offshore Group Investment, Ltd., Term Loan
3,334,225	5.750%, 3/28/2019	3,190,453
	Pacific Drilling SA, Term Loan
2,394,687	4.500%, 6/3/2018	2,311,879
	TerraForm Power Operating, LLC, Term Loan
2,069,813	4.750%, 7/23/2019	2,074,987

	Total	27,637,008

Financials (0.3%)
	DJO Finance, LLC, Term Loan
2,930,586	4.250%, 9/15/2017	2,905,559
	GEO Group, Inc., Term Loan
850,237	3.250%, 4/3/2020	847,049
	Harland Clarke Holdings Corporation, Term Loan
4,524,063	7.000%, 5/22/2018	4,560,843
490,625	6.000%, 8/4/2019	492,465
	MoneyGram International, Inc., Term Loan
3,393,325	4.250%, 3/27/2020	3,327,596
	MPH Acquisition Holdings, LLC, Term Loan
2,409,091	4.000%, 3/31/2021	2,350,381
	TransUnion, LLC, Term Loan
7,810,750	4.000%, 4/9/2021	7,678,983
	WaveDivision Holdings, LLC, Term Loan
3,595,950	4.000%, 10/15/2019	3,533,021

	Total	25,695,897

Technology (0.2%)
	Avago Technologies, Ltd., Term Loan
2,992,500	3.750%, 5/6/2021	2,962,964
	First Data Corporation, Term Loan
7,025,000	3.655%, 3/23/2018	6,882,323
1,355,000	3.655%, 9/24/2018	1,325,366
	Freescale Semiconductor, Inc., Term Loan
3,058,600	4.250%, 2/28/2020	3,009,387
3,118,500	5.000%, 1/15/2021	3,104,373
	Infor US, Inc., Term Loan
1,788,607	3.750%, 6/3/2020	1,746,503

	Total	19,030,916

Principal Amount	Bank Loans (4.4%)[a]	Value
Transportation (0.2%)
	American Airlines, Inc., Term Loan
$3,663,625	3.750%, 6/27/2019	$3,595,848
	Delta Air Lines, Inc., Term Loan
2,995,648	3.250%, 4/20/2017	2,956,704
	OSG Bulk Ships, Inc., Term Loan
4,922,662	5.250%, 8/5/2019	4,887,810
	United Air Lines, Inc., Term Loan
2,122,675	3.500%, 4/1/2019	2,082,217
900,000	3.750%, 9/15/2021	888,372

	Total	14,410,951

Utilities (0.1%)
	Calpine Corporation, Term Loan
628,600	4.000%, 4/1/2018	622,742
2,655,800	4.000%, 10/9/2019	2,627,409
	Intergen NV, Term Loan
1,698,500	5.500%, 6/15/2020	1,699,570
	NGPL PipeCo, LLC, Term Loan
2,260,710	6.750%, 9/15/2017	2,250,107

	Total	7,199,828

	Total Bank Loans (cost $371,774,301)	367,014,360

Shares	Mutual Funds (36.7%)	Value
Equity Mutual Funds (21.9%)
6,587,309	Thrivent Partner Small Cap Growth Portfolio	106,022,741
4,493,008	Thrivent Partner Small Cap Value Portfolio	115,437,953
3,657,193	Thrivent Small Cap Stock Portfolio	62,303,202
7,195,521	Thrivent Partner Mid Cap Value Portfolio	123,553,568
12,265,522	Thrivent Mid Cap Stock Portfolio	219,971,098
54,413,534	Thrivent Partner Worldwide Allocation Portfolio	524,437,642
26,828,993	Thrivent Large Cap Value Portfolio	434,216,522
20,701,632	Thrivent Large Cap Stock Portfolio	254,934,393

	Total	1,840,877,119

Fixed Income Mutual Funds (14.8%)
40,386,872	Thrivent High Yield Portfolio	201,562,803
61,525,308	Thrivent Income Portfolio	644,840,602
40,796,393	Thrivent Limited Maturity Bond Portfolio	401,342,674

	Total	1,247,746,079

	Total Mutual Funds (cost $2,721,972,127)	3,088,623,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Asset-Backed Securities (1.0%)
	Access Group, Inc.
$1,126,544	0.655%, 2/25/2036[d,e]	$1,120,543
	Ally Auto Receivables Trust 2013-SN1
1,453,553	0.720%, 5/20/2016	1,454,614
	BA Credit Card Trust
1,750,000	0.534%, 6/15/2021[e]	1,748,495
	Barclays Dryrock Issuance Trust
3,500,000	0.514%, 12/16/2019[e]	3,503,360
	Capital One Multi-Asset Execution Trust
2,250,000	0.534%, 1/18/2022[e]	2,252,351
	Chase Issuance Trust
2,400,000	1.150%, 1/15/2019	2,397,982
	Chesapeake Funding, LLC
2,726,371	0.606%, 1/7/2025[d,e]	2,722,527
	Citibank Credit Card Issuance Trust
3,800,000	1.020%, 2/22/2019	3,783,877
	Countrywide Asset-Backed Certificates
1,768,344	5.530%, 4/25/2047	1,723,281
	Edlinc Student Loan Funding Trust
114,617	3.185%, 10/1/2025*,e	116,049
	Enterprise Fleet Financing, LLC
3,356,198	1.060%, 3/20/2019[d]	3,367,059
1,500,000	0.870%, 9/20/2019[d]	1,499,827
	FirstEnergy Ohio PIRM Special Purpose Trust
798,349	0.679%, 1/15/2019	798,277
	FNA Trust
496,623	1.980%, 1/10/2018*	497,368
	Ford Credit Auto Owner Trust
1,350,000	2.260%, 11/15/2025[d]	1,348,943
	GE Equipment Transportation, LLC
1,400,000	0.690%, 11/25/2016	1,402,010
	Golden Credit Card Trust
150,000	0.404%, 2/15/2018[d,e]	149,937
2,000,000	0.586%, 9/15/2018[d,e]	2,005,146
	GreatAmerica Leasing Receivables
4,000,000	0.610%, 5/15/2016[d]	4,000,576
	Hertz Fleet Lease Funding, LP
3,225,000	0.704%, 12/10/2027[d,e]	3,230,402
	Hyundai Floorplan Master Owner Trust
1,890,000	0.504%, 5/15/2018[d,e]	1,892,888
	Master Credit Card Trust
1,139,600	0.780%, 4/21/2017[d]	1,140,115
	Morgan Stanley Capital, Inc.
3,018,555	0.305%, 2/25/2037[e]	1,921,688
	Motor plc
1,082,667	0.655%, 2/15/2021[d]	1,083,601
1,551,200	0.635%, 8/25/2021[d,e]	1,553,295
	Ohio Phase-In-Recovery Funding, LLC
3,152,541	0.958%, 7/2/2018	3,157,223

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Asset-Backed Securities (1.0%) - continued
	Oscar U.S. Funding Trust
$1,125,000	1.720%, 4/15/2019*	$1,125,220
	OZLM VIII, Ltd.
1,400,000	1.715%, 10/17/2026*,e	1,398,810
	Penarth Master Issuer plc
3,185,000	0.544%, 11/18/2017[d,e]	3,188,984
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036[f]	4,772,527
3,717,604	5.580%, 11/25/2036[f]	2,340,325
	SLM Student Loan Trust
2,936,240	0.754%, 7/15/2022[d,e]	2,938,437
515,228	0.754%, 8/15/2022[d,e]	516,124
2,627,475	0.634%, 4/25/2023[d,e]	2,629,575
125,000	1.204%, 5/17/2027[d,e]	126,173
	U.S. Small Business Administration
998,996	3.191%, 3/10/2024	1,029,141
	Vericrest Opportunity Loan Transferee
2,884,535	3.125%, 4/27/2054[d]	2,884,471
	Volvo Financial Equipment, LLC
1,400,000	0.740%, 3/15/2017[d]	1,401,568
2,000,000	0.820%, 4/16/2018[d]	1,994,522
	World Financial Network Credit Card Master Trust
1,300,000	0.534%, 12/15/2019[e]	1,300,906
1,400,000	0.910%, 3/16/2020	1,398,915
	World Omni Automobile Lease Securitization Trust
2,600,000	1.400%, 2/15/2019	2,623,447
	World Omni Master Owner Trust
150,000	0.504%, 2/15/2018[d,e]	150,147

	Total	81,690,726

Basic Materials (0.2%)
	ArcelorMittal
1,425,000	6.000%, 3/1/2021	1,498,031
	First Quantum Minerals, Ltd.
621,000	6.750%, 2/15/2020[d]	627,210
621,000	7.000%, 2/15/2021[d]	629,539
	FMG Resources Pty. Ltd.
1,470,000	6.875%, 2/1/2018[d,g]	1,510,425
	Freeport-McMoRan Copper & Gold, Inc.
1,580,000	2.375%, 3/15/2018	1,584,010
	Glencore Funding, LLC
781,000	1.700%, 5/27/2016[d]	786,299
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
1,100,000	8.875%, 2/1/2018	1,120,625
	Ineos Finance plc
1,100,000	7.500%, 5/1/2020[d]	1,171,500
	LyondellBasell Industries NV
1,280,000	6.000%, 11/15/2021	1,492,458
	Mosaic Company
1,008,000	5.450%, 11/15/2033	1,114,198

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Basic Materials (0.2%) - continued
	Sappi Papier Holding GmbH
$700,000	6.625%, 4/15/2021[d]	$724,500
	Trinseo Materials Operating SCA
1,400,000	8.750%, 2/1/2019	1,473,500
	Vale Overseas, Ltd.
1,202,000	6.250%, 1/23/2017	1,324,220
	Yamana Gold, Inc.
1,285,000	4.950%, 7/15/2024[d]	1,279,175

	Total	16,335,690

Capital Goods (0.2%)
	BAE Systems plc
640,000	3.500%, 10/11/2016[d]	669,355
	Brand Energy & Infrastructure Services, Inc.
625,000	8.500%, 12/1/2021[d]	628,125
	CNH Capital, LLC
1,100,000	3.625%, 4/15/2018	1,075,250
	Crown Americas Capital Corporation IV
1,470,000	4.500%, 1/15/2023	1,389,150
	Eaton Corporation
640,000	4.000%, 11/2/2032	633,144
	Harsco Corporation
1,197,000	2.700%, 10/15/2015	1,192,511
	Ingersoll-Rand Global Holding Company, Ltd.
1,328,000	6.875%, 8/15/2018	1,555,322
	L-3 Communications Corporation
1,336,000	1.500%, 5/28/2017	1,326,210
	Martin Marietta Materials, Inc.
960,000	1.333%, 6/30/2017[d,e]	964,137
	Reynolds Group Issuer, Inc.
1,101,432	5.750%, 10/15/2020	1,120,707
	Roper Industries, Inc.
1,280,000	2.050%, 10/1/2018	1,267,955
	RSC Equipment Rental, Inc.
1,100,000	8.250%, 2/1/2021	1,190,750
	Textron, Inc.
785,000	5.600%, 12/1/2017	871,668

	Total	13,884,284

Collateralized Mortgage Obligations (0.9%)
	Alm Loan Funding CLO
1,400,000	1.664%, 10/17/2026*,e	1,397,821
	Alternative Loan Trust
1,709,898	6.000%, 6/25/2036	1,530,796
	Apidos CLO XVIII
1,400,000	1.646%, 7/22/2026*,e	1,396,586
	Babson CLO, Ltd.
1,400,000	1.656%, 10/17/2026*,e	1,399,598
	Birchwood Park CLO, Ltd.
1,400,000	1.674%, 7/15/2026*,e	1,398,500
	BlueMountain CLO, Ltd.
1,400,000	1.480%, 10/15/2026*,e	1,402,090

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Carlyle Global Market Strategies CLO, Ltd.
$1,400,000	1.532%, 7/20/2023*,e	$1,392,548
1,400,000	1.733%, 10/15/2026*,e	1,398,533
	Cent CLO 16, LP
1,400,000	1.710%, 8/1/2024*,e	1,400,000
	Cent CLO 22, Ltd.
1,400,000	1.715%, 11/7/2026*,c,e	1,400,000
	Citigroup Mortgage Loan Trust, Inc.
1,212,097	5.500%, 11/25/2035	1,129,089
	CitiMortgage Alternative Loan Trust
4,015,109	5.750%, 4/25/2037	3,470,138
	Countrywide Alternative Loan Trust
2,968,932	5.264%, 10/25/2035	2,479,866
1,654,020	6.000%, 4/25/2036	1,438,898
764,387	6.000%, 1/25/2037	694,409
4,611,160	5.500%, 5/25/2037	4,022,481
3,756,021	7.000%, 10/25/2037	3,007,799
	Countrywide Home Loans, Inc.
1,458,975	5.750%, 4/25/2037	1,326,152
	Deutsche Alt-A Securities Mortgage Loan Trust
1,152,809	6.000%, 10/25/2021	1,029,911
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
467,000	5.500%, 10/25/2021	451,481
	Dryden 34 Senior Loan Fund CLO
1,400,000	1.717%, 10/15/2026*,e	1,398,021
	Federal Home Loan Mortgage Corporation
5,655,915	3.000%, 2/15/2033[h]	871,842
	Federal National Mortgage Association
12,100,506	3.500%, 1/25/2033[h]	1,838,154
	First Horizon Alternative Mortgage Securities Trust 2006-FA4
3,809,505	6.000%, 8/25/2036[e]	3,209,512
	GSR Mortgage Loan Trust
1,366,619	0.345%, 8/25/2046[e]	1,313,635
	HomeBanc Mortgage Trust
2,111,704	2.203%, 4/25/2037	1,575,074
	J.P. Morgan Alternative Loan Trust
2,306,135	6.500%, 3/25/2036	2,040,909
	J.P. Morgan Mortgage Trust
843,791	2.601%, 6/25/2036	716,960
358,827	2.509%, 10/25/2036	321,356
4,465,093	0.535%, 1/25/2037[e]	2,805,043
4,798,268	6.250%, 8/25/2037	3,432,120
	Madison Park Funding XIV CLO, Ltd.
1,525,000	1.681%, 7/20/2026*,e	1,524,192

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	MASTR Alternative Loans Trust
$829,296	6.500%, 7/25/2034	$849,888
2,780,564	0.605%, 12/25/2035[e]	1,562,807
	Merrill Lynch Alternative Note Asset Trust
919,814	6.000%, 3/25/2037	860,093
	Neuberger Berman CLO, Ltd.
1,100,000	1.701%, 8/4/2025*,e	1,100,529
	Octagon Investment Partners XX CLO, Ltd.
1,400,000	1.675%, 8/12/2026*,e	1,398,513
	RALI Series 2006-QA9 Trust
9,725,822	0.335%, 11/25/2036[e]	7,081,391
	Residential Asset Securitization Trust
3,794,659	0.535%, 8/25/2037[e]	1,521,613
	Sequoia Mortgage Trust
256,403	2.664%, 9/20/2046	10,709
3,869,866	2.664%, 9/20/2046	3,303,801
	Symphony CLO, Ltd.
1,400,000	1.335%, 1/9/2023*,e,i	1,400,000
	Voya CLO 2014-3, Ltd.
1,400,000	1.649%, 7/25/2026*,e	1,397,168
	WaMu Mortgage Pass Through Certificates
356,350	2.226%, 9/25/2036	324,005
1,250,279	2.362%, 10/25/2036	1,150,469
3,449,886	2.042%, 11/25/2036	3,060,853

	Total	79,235,353

Commercial Mortgage-Backed Securities (0.8%)
	Banc of America Commercial Mortgage, Inc.
7,200,000	5.781%, 4/10/2049	7,813,260
4,975,000	5.790%, 6/10/2049	5,392,960
	Bear Stearns Commercial Mortgage Securities, Inc.
3,136,445	5.331%, 2/11/2044	3,342,987
	CGBAM Commercial Mortgage Trust
5,460,000	1.254%, 5/15/2030[d,e]	5,465,460
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,204,846
	Commercial Mortgage Pass-Through Certificates
1,680,000	1.207%, 6/8/2030[d,e]	1,681,144
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,774,711
	Credit Suisse Mortgage Capital Certificates
8,875,000	5.509%, 9/15/2039	9,502,241

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Commercial Mortgage-Backed Securities (0.8%) - continued
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
$210,592	0.727%, 12/25/2016	$210,016
	Federal National Mortgage Association
1,250,000	1.272%, 1/25/2017	1,258,326
	Government National Mortgage Association
112,281	2.164%, 3/16/2033	112,746
26,877	3.214%, 1/16/2040	27,043
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	5,076,791
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
440,939	0.854%, 4/15/2028[d,e]	440,773
2,300,000	1.104%, 12/15/2028[d,e]	2,300,110
3,650,000	5.892%, 2/12/2049	3,916,403
	LSTAR Commercial Mortgage Trust
2,126,701	1.519%, 1/20/2041[d]	2,122,671
	Morgan Stanley Capital, Inc.
2,650,000	5.406%, 3/15/2044	2,853,663
	SCG Trust 2013-SRP1
1,150,000	1.554%, 11/15/2026[d,e]	1,153,341
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	5,810,497

	Total	69,459,989

Communications Services (0.6%)
	21st Century Fox America, Inc.
1,250,000	6.900%, 3/1/2019	1,481,807
	AMC Networks, Inc.
1,100,000	4.750%, 12/15/2022	1,086,250
	America Movil SAB de CV
1,125,000	1.235%, 9/12/2016[e]	1,137,576
1,114,000	5.000%, 10/16/2019	1,237,676
	American Tower Corporation
672,000	7.000%, 10/15/2017	765,000
1,240,000	3.450%, 9/15/2021	1,215,700
	AT&T, Inc.
695,000	1.148%, 11/27/2018[e]	707,204
1,212,000	3.875%, 8/15/2021	1,270,386
	British Sky Broadcasting Group plc
1,200,000	2.625%, 9/16/2019[d]	1,199,278
	British Telecommunications plc
829,000	1.625%, 6/28/2016	836,681
	CBS Corporation
665,000	2.300%, 8/15/2019	655,991
	CC Holdings GS V, LLC
690,000	2.381%, 12/15/2017	698,018
	CCO Holdings, LLC
1,100,000	7.375%, 6/1/2020	1,163,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Communications Services (0.6%) - continued
	CenturyLink, Inc.
$1,000,000	6.450%, 6/15/2021	$1,070,000
	Cequel Communications Escrow 1, LLC
1,440,000	6.375%, 9/15/2020[d]	1,481,400
	Columbus International, Inc.
1,470,000	7.375%, 3/30/2021[d]	1,528,800
	Comcast Corporation
539,000	4.650%, 7/15/2042	556,570
990,000	4.750%, 3/1/2044	1,044,429
	Cox Communications, Inc.
672,000	9.375%, 1/15/2019[d]	857,625
	Crown Castle Towers, LLC
540,000	4.174%, 8/15/2017[d]	568,866
	Digicel, Ltd.
1,490,000	6.000%, 4/15/2021[d]	1,475,100
	DIRECTV Holdings, LLC
988,000	1.750%, 1/15/2018	983,234
707,000	5.875%, 10/1/2019	810,232
480,000	4.450%, 4/1/2024	499,898
	Frontier Communications Corporation
950,000	6.875%, 1/15/2025	938,125
	Hughes Satellite Systems Corporation
1,100,000	6.500%, 6/15/2019	1,168,750
	Intelsat Jackson Holdings SA
1,100,000	7.250%, 4/1/2019	1,155,000
	Level 3 Financing, Inc.
1,100,000	8.625%, 7/15/2020	1,190,750
	Nippon Telegraph & Telephone Corporation
584,000	1.400%, 7/18/2017	583,140
	Numericable Group SA
1,470,000	6.000%, 5/15/2022[d]	1,481,025
	SBA Tower Trust
575,000	5.101%, 4/17/2017[d]	608,364
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[d]	1,029,006
	Sprint Communications, Inc.
1,101,432	9.000%, 11/15/2018[d]	1,272,154
	Telefonica Emisiones SAU
1,120,000	3.992%, 2/16/2016	1,165,462
1,110,000	3.192%, 4/27/2018	1,144,817
	Time Warner Cable, Inc.
825,000	5.000%, 2/1/2020	916,778
1,320,000	6.550%, 5/1/2037	1,665,185
	T-Mobile USA, Inc.
1,470,000	6.125%, 1/15/2022	1,477,350
	Unitymedia Hessen GmbH & Company KG
725,000	5.500%, 1/15/2023[d]	732,250
	Univision Communications, Inc.
1,100,000	6.875%, 5/15/2019[d]	1,146,750
	UPCB Finance V, Ltd.
1,100,000	7.250%, 11/15/2021[d]	1,177,000

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Communications Services (0.6%) - continued
	Verizon Communications, Inc.
$453,000	1.100%, 11/1/2017	$446,826
945,000	1.005%, 6/17/2019[e]	958,100
326,000	2.625%, 2/21/2020[d]	321,910
840,000	4.500%, 9/15/2020	908,757
1,008,000	5.150%, 9/15/2023	1,116,228
1,212,000	6.400%, 9/15/2033	1,476,480
650,000	5.050%, 3/15/2034	688,682
304,000	6.550%, 9/15/2043	379,815
	Viacom, Inc.
640,000	2.500%, 9/1/2018	648,044
	Wind Acquisition Finance SA
820,000	7.375%, 4/23/2021[d]	824,100
	Windstream Corporation
1,470,000	7.750%, 10/1/2021	1,565,550

	Total	52,517,369

Consumer Cyclical (0.4%)
	Chrysler Group, LLC
1,115,000	8.000%, 6/15/2019	1,183,294
	Cinemark USA, Inc.
1,100,000	4.875%, 6/1/2023	1,047,750
	CVS Health Corporation
400,000	2.250%, 8/12/2019	395,936
	Delphi Corporation
1,118,000	6.125%, 5/15/2021	1,227,005
	Ford Motor Company
625,000	7.450%, 7/16/2031	825,204
	Ford Motor Credit Company, LLC
1,424,000	1.684%, 9/8/2017	1,417,733
960,000	2.375%, 1/16/2018	968,848
874,000	5.000%, 5/15/2018	954,536
	General Motors Company
586,000	3.500%, 10/2/2018	595,522
1,328,000	6.250%, 10/2/2043	1,553,760
	General Motors Financial Company, Inc.
1,100,000	3.250%, 5/15/2018	1,105,500
	GLP Capital, LP
1,465,000	4.875%, 11/1/2020	1,493,846
	Hilton Worldwide Finance, LLC
1,465,000	5.625%, 10/15/2021[d]	1,508,950
	Home Depot, Inc.
800,000	4.875%, 2/15/2044	868,056
	Hyundai Capital America
1,072,000	1.450%, 2/6/2017[d]	1,071,228
	Jaguar Land Rover Automotive plc
1,100,000	5.625%, 2/1/2023[d]	1,138,500
	KB Home
615,000	4.750%, 5/15/2019	598,088
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,146,750
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,089,000
	Macy’s Retail Holdings, Inc.
419,000	4.375%, 9/1/2023	442,095
1,075,000	3.625%, 6/1/2024	1,063,479

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Consumer Cyclical (0.4%) - continued
	Nissan Motor Acceptance Corporation
$1,130,000	0.784%, 3/3/2017[d,e]	$1,133,788
	Royal Caribbean Cruises, Ltd.
1,450,000	5.250%, 11/15/2022	1,464,500
	Toll Brothers Finance Corporation
620,000	8.910%, 10/15/2017	719,200
684,000	4.000%, 12/31/2018	683,145
	Toyota Motor Credit Corporation
380,000	1.750%, 5/22/2017	384,823
	TRW Automotive, Inc.
860,000	7.250%, 3/15/2017[d]	946,000
	West Corporation
1,470,000	5.375%, 7/15/2022[d]	1,356,075
	Western Union Company
825,000	2.375%, 12/10/2015	838,019
	Wynn Las Vegas, LLC
1,100,000	5.375%, 3/15/2022	1,119,250

	Total	30,339,880

Consumer Non-Cyclical (0.6%)
	AbbVie, Inc.
1,760,000	2.000%, 11/6/2018	1,732,847
	Altria Group, Inc.
800,000	9.700%, 11/10/2018	1,030,561
1,120,000	4.000%, 1/31/2024	1,142,897
	Anheuser-Busch InBev Finance, Inc.
805,000	0.640%, 2/1/2019[e]	804,316
	Anheuser-Busch InBev Worldwide, Inc.
1,265,000	7.750%, 1/15/2019	1,527,219
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,192,208
	CareFusion Corporation
1,002,000	6.375%, 8/1/2019	1,155,804
	Celgene Corporation
1,590,000	1.900%, 8/15/2017	1,601,795
304,000	2.300%, 8/15/2018	305,478
	CHS/Community Health Systems, Inc.
1,100,000	7.125%, 7/15/2020	1,166,000
	ConAgra Foods, Inc.
1,116,000	1.900%, 1/25/2018	1,109,312
	Cott Beverages, Inc.
1,470,000	5.375%, 7/1/2022[d]	1,422,225
	Coventry Health Care, Inc.
1,158,000	5.950%, 3/15/2017	1,282,116
	CVS Health Corporation
652,000	6.125%, 9/15/2039	803,191
	Endo Finance LLC & Endo Finco, Inc.
1,100,000	7.000%, 7/15/2019[d]	1,152,250
	Envision Healthcare Corporation
1,450,000	5.125%, 7/1/2022[d]	1,428,250

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Consumer Non-Cyclical (0.6%) - continued
	Express Scripts Holding Company
$640,000	2.650%, 2/15/2017	$658,118
	Forest Laboratories, Inc.
1,500,000	4.375%, 2/1/2019[d]	1,578,842
	Fresenius Medical Care US Finance II, Inc.
1,100,000	5.875%, 1/31/2022[d]	1,166,000
	Hawk Acquisition Sub, Inc.
1,101,432	4.250%, 10/15/2020	1,094,548
	HCA, Inc.
1,470,000	3.750%, 3/15/2019	1,436,925
	IMS Health, Inc.
1,497,000	6.000%, 11/1/2020[d]	1,534,425
	JBS Finance II, Ltd.
1,470,000	8.250%, 1/29/2018*	1,532,475
	Kroger Company
608,000	1.200%, 10/17/2016	607,905
	Lorillard Tobacco Company
800,000	2.300%, 8/21/2017[g]	809,506
800,000	8.125%, 6/23/2019	978,647
	Mattel, Inc.
800,000	1.700%, 3/15/2018	793,687
	Medco Health Solutions, Inc.
1,400,000	7.125%, 3/15/2018	1,629,982
	Mondelez International, Inc.
672,000	0.760%, 2/1/2019[e]	671,716
	Mylan, Inc.
800,000	7.875%, 7/15/2020[d]	872,626
	Ortho-Clinical Diagnostics, Inc.
1,500,000	6.625%, 5/15/2022[d]	1,366,875
	Pernod Ricard SA
632,000	2.950%, 1/15/2017[d]	651,521
640,000	5.750%, 4/7/2021[d]	728,873
	Perrigo Company, Ltd.
1,815,000	1.300%, 11/8/2016[d]	1,816,666
835,000	2.300%, 11/8/2018[d]	829,429
	Safeway, Inc.
62,000	3.400%, 12/1/2016	62,601
	Spectrum Brands Escrow Corporation
1,100,000	6.375%, 11/15/2020	1,146,750
	Sysco Corporation
480,000	2.350%, 10/2/2019[c]	480,010
320,000	4.350%, 10/2/2034[c]	324,652
	Tenet Healthcare Corporation
1,470,000	8.125%, 4/1/2022	1,613,325
	Thermo Fisher Scientific, Inc.
960,000	1.300%, 2/1/2017	957,065
960,000	2.400%, 2/1/2019	961,485
	Tyson Foods, Inc.
756,000	4.500%, 6/15/2022	801,235
	Valeant Pharmaceuticals International
1,100,000	6.875%, 12/1/2014[d]	1,135,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Consumer Non-Cyclical (0.6%) - continued
	WM Wrigley Jr. Company
$760,000	2.000%, 10/20/2017[d]	$767,107

	Total	47,865,215

Energy (0.4%)
	Boardwalk Pipelines, Ltd.
1,200,000	5.875%, 11/15/2016	1,299,242
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,180,524
	Calumet Specialty Products Partners, LP
1,470,000	6.500%, 4/15/2021[d]	1,396,500
	CNOOC Nexen Finance 2014 ULC
983,000	1.625%, 4/30/2017	983,272
	CNPC General Capital, Ltd.
668,000	1.450%, 4/16/2016[d]	667,794
668,000	2.750%, 4/19/2017[d]	679,353
	Concho Resources, Inc.
1,101,432	5.500%, 10/1/2022	1,134,475
	Continental Resources, Inc.
1,336,000	5.000%, 9/15/2022	1,409,480
	Crestwood Midstream Partners, LP
775,000	6.125%, 3/1/2022	776,937
	Devon Energy Corporation
1,478,000	1.200%, 12/15/2016	1,479,102
	El Paso, LLC
870,000	7.800%, 8/1/2031	1,052,700
	Enbridge, Inc.
1,368,000	0.684%, 6/2/2017[e]	1,372,326
	Energy XXI Gulf Coast, Inc.
700,000	7.750%, 6/15/2019	696,500
770,000	7.500%, 12/15/2021	754,600
	Ensco plc
800,000	4.500%, 10/1/2024	802,694
	EQT Corporation
659,000	5.150%, 3/1/2018	712,828
770,000	8.125%, 6/1/2019	943,129
	Hess Corporation
1,330,000	8.125%, 2/15/2019	1,639,535
	Kinder Morgan, Inc.
800,000	5.000%, 2/15/2021[d]	834,000
	Linn Energy, LLC
1,101,432	6.250%, 11/1/2019	1,075,273
	Marathon Petroleum Corporation
320,000	3.625%, 9/15/2024	313,235
640,000	4.750%, 9/15/2044	614,377
	MEG Energy Corporation
1,100,000	6.500%, 3/15/2021[d]	1,127,500
	Murphy Oil Corporation
450,000	2.500%, 12/1/2017	457,078
	Offshore Group Investment, Ltd.
1,100,000	7.500%, 11/1/2019[g]	1,020,250
	Petrobras Global Finance BV
1,440,000	2.000%, 5/20/2016	1,439,928
810,000	3.115%, 3/17/2020[e]	825,147

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Energy (0.4%) - continued
	Petroleos Mexicanos
$711,000	3.500%, 7/18/2018	$737,307
	Plains All American Pipeline, LP
1,200,000	3.600%, 11/1/2024	1,177,716
	Range Resources Corporation
260,000	5.000%, 8/15/2022	265,850
	Regency Energy Partners, LP
1,470,000	5.000%, 10/1/2022	1,447,950
	Sabine Pass Liquefaction, LLC
1,470,000	5.750%, 5/15/2024[d]	1,495,725
	Sinopec Capital 2013, Ltd.
1,120,000	1.250%, 4/24/2016[d]	1,117,232
	Suncor Energy, Inc.
719,000	6.100%, 6/1/2018	821,784
	Total Capital International SA
690,000	0.584%, 6/19/2019[e]	690,314
	Transocean, Inc.
1,279,000	6.000%, 3/15/2018	1,379,109
	Weatherford International, Ltd.
1,085,000	9.625%, 3/1/2019	1,392,939
	Williams Companies, Inc.
751,000	3.700%, 1/15/2023	709,412

	Total	37,923,117

Financials (1.9%)
	Abbey National Treasury Services plc
1,120,000	0.644%, 9/29/2017[e]	1,119,987
608,000	3.050%, 8/23/2018	630,118
	ABN AMRO Bank NV
1,187,000	2.500%, 10/30/2018[d]	1,198,644
	Achmea Hypotheekbank NV
371,000	3.200%, 11/3/2014[d]	371,913
	Air Lease Corporation
800,000	2.125%, 1/15/2018	794,000
	American Express Credit Corporation
945,000	0.784%, 3/18/2019[e]	949,136
	American International Group, Inc.
1,660,000	8.250%, 8/15/2018	2,027,615
525,000	2.300%, 7/16/2019	521,152
	ANZ New Zealand International, Ltd.
1,155,000	1.400%, 4/27/2017[d]	1,152,032
	Australia and New Zealand Banking Group, Ltd.
1,295,000	0.494%, 6/13/2017[d,e]	1,294,294
	Aviation Capital Group Corporation
608,000	3.875%, 9/27/2016[d]	625,353
	Banco Santander Chile
1,200,000	1.134%, 4/11/2017[d,e]	1,203,580
	Bank of America Corporation
960,000	1.700%, 8/25/2017	955,852
1,665,000	5.750%, 12/1/2017	1,852,647
2,125,000	1.303%, 3/22/2018[e]	2,164,459
1,712,000	5.650%, 5/1/2018	1,904,254

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Financials (1.9%) - continued
$840,000	1.105%, 4/1/2019[e]	$844,426
640,000	4.000%, 4/1/2024	646,669
718,000	5.875%, 2/7/2042	860,316
1,344,000	8.000%, 12/29/2049[j]	1,449,007
	Bank of Montreal
1,325,000	0.834%, 4/9/2018[e]	1,336,531
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,650,000	0.644%, 3/10/2017[d,e]	1,654,805
530,000	2.850%, 9/8/2021[d]	522,840
	Banque Federative du Credit Mutuel SA
1,118,000	1.084%, 1/20/2017[d,e]	1,126,652
	Barclays Bank plc
970,000	10.179%, 6/12/2021[d]	1,319,027
	BBVA Banco Continental SA
1,185,000	2.250%, 7/29/2016[d]	1,193,888
	Berkshire Hathaway Finance Corporation
780,000	1.600%, 5/15/2017	788,539
	BioMed Realty, LP
960,000	2.625%, 5/1/2019	953,719
	BNP Paribas SA
798,000	1.250%, 12/12/2016	799,586
1,294,000	2.375%, 9/14/2017	1,316,237
	BPCE SA
805,000	1.083%, 2/10/2017[e]	812,504
1,352,000	1.625%, 2/10/2017	1,357,562
	Capital One Financial Corporation
1,228,000	6.150%, 9/1/2016	1,341,788
820,000	2.450%, 4/24/2019	816,559
	Citigroup, Inc.
1,654,000	5.500%, 2/15/2017	1,792,974
800,000	0.774%, 3/10/2017[e]	801,358
798,000	6.000%, 8/15/2017	893,741
700,000	1.003%, 4/8/2019[e]	702,782
1,261,000	8.500%, 5/22/2019	1,576,208
875,000	4.050%, 7/30/2022	886,229
	CoBank ACB
495,000	0.834%, 6/15/2022*,e	465,300
	Compass Bank
1,120,000	1.850%, 9/29/2017	1,119,876
960,000	2.750%, 9/29/2019	959,025
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
795,000	3.950%, 11/9/2022	798,384
	Credit Agricole SA
1,040,000	1.625%, 4/15/2016[d]	1,050,115
820,000	1.034%, 4/15/2019[d,e]	826,668
	Credit Suisse AG
808,000	5.400%, 1/14/2020	901,264
	CyrusOne, LP
1,100,000	6.375%, 11/15/2022	1,149,500
	DDR Corporation
1,390,000	9.625%, 3/15/2016	1,560,351
	Denali Borrower, LLC
1,470,000	5.625%, 10/15/2020[d]	1,512,263

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Financials (1.9%) - continued
	Deutsche Bank AG
$1,175,000	1.350%, 5/30/2017	$1,166,959
	Discover Bank
800,000	8.700%, 11/18/2019	998,775
	Discover Financial Services
640,000	6.450%, 6/12/2017	716,865
	DnB Boligkreditt AS
1,644,000	1.450%, 3/21/2018[d]	1,627,695
	Eksportfinans ASA
390,000	3.000%, 11/17/2014	390,936
548,000	5.500%, 5/25/2016	577,647
	Fifth Third Bancorp
991,000	5.450%, 1/15/2017	1,077,729
530,000	2.875%, 10/1/2021	521,724
	General Electric Capital Corporation
2,425,000	6.000%, 8/7/2019	2,828,219
840,000	1.234%, 3/15/2023[e]	843,385
1,367,000	6.750%, 3/15/2032	1,802,303
	Genworth Financial, Inc.
1,320,000	7.700%, 6/15/2020	1,582,405
	Goldman Sachs Group, Inc.
1,030,000	2.375%, 1/22/2018	1,040,692
840,000	1.436%, 4/30/2018[e]	858,357
620,000	1.334%, 11/15/2018[e]	630,764
925,000	7.500%, 2/15/2019	1,102,990
1,410,000	5.375%, 3/15/2020	1,569,850
1,330,000	5.250%, 7/27/2021	1,474,441
	Hartford Financial Services Group, Inc.
841,000	4.000%, 10/15/2017	899,912
865,000	5.125%, 4/15/2022	964,773
	HBOS plc
1,002,000	6.750%, 5/21/2018[d]	1,133,416
	HCP, Inc.
294,000	6.000%, 1/30/2017	324,726
	Health Care REIT, Inc.
1,095,000	4.700%, 9/15/2017	1,189,378
300,000	2.250%, 3/15/2018	302,671
	HSBC Bank plc
1,765,000	0.874%, 5/15/2018[d,e]	1,780,205
	HSBC Holdings plc
665,000	5.250%, 3/14/2044	706,001
1,600,000	5.625%, 12/29/2049[g,j]	1,588,800
	HSBC USA, Inc.
930,000	1.625%, 1/16/2018	926,653
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	307,237
	Huntington National Bank
960,000	1.350%, 8/2/2016	964,723
	Icahn Enterprises, LP
1,430,000	6.000%, 8/1/2020	1,469,325
	ING Bank NV
960,000	4.125%, 11/21/2023	976,733
	ING Capital Funding Trust III
1,015,000	3.833%, 12/29/2049[e,j]	1,015,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Financials (1.9%) - continued
	International Lease Finance Corporation
$1,060,000	2.184%, 6/15/2016[e]	$1,049,400
	Intesa Sanpaolo SPA
972,000	3.125%, 1/15/2016	994,346
480,000	3.875%, 1/16/2018	500,518
1,000,000	3.875%, 1/15/2019	1,037,424
	J.P. Morgan Chase & Company
825,000	0.754%, 2/15/2017[e]	828,882
1,617,000	2.000%, 8/15/2017	1,630,785
687,000	1.800%, 1/25/2018	685,525
1,265,000	6.300%, 4/23/2019	1,467,317
320,000	3.200%, 1/25/2023	312,378
640,000	3.875%, 9/10/2024	627,420
1,255,000	7.900%, 4/29/2049[j]	1,358,537
	Kookmin Bank
1,182,000	1.110%, 1/27/2017[d,e]	1,190,818
	Liberty Mutual Group, Inc.
292,000	4.950%, 5/1/2022[d]	314,365
316,000	6.500%, 5/1/2042[d]	385,183
	Liberty Property, LP
830,000	5.500%, 12/15/2016	900,141
	Lloyds Banking Group plc
1,002,000	5.920%, 9/29/2049[d,j]	1,012,020
	Macquarie Bank, Ltd.
1,025,000	5.000%, 2/22/2017[d]	1,104,588
1,245,000	1.026%, 3/24/2017[d,e]	1,255,978
	MasterCard, Inc.
655,000	2.000%, 4/1/2019	649,924
	Merrill Lynch & Company, Inc.
2,240,000	6.050%, 5/16/2016	2,405,117
895,000	6.400%, 8/28/2017	1,006,781
	MetLife, Inc.
800,000	1.903%, 12/15/2017[c,i]	802,442
	Metropolitan Life Global Funding I
930,000	1.300%, 4/10/2017[d]	928,535
	Mizuho Bank, Ltd.
820,000	0.663%, 4/16/2017[d,e]	820,617
960,000	1.850%, 3/21/2018[d]	958,694
	Morgan Stanley
1,390,000	4.750%, 3/22/2017	1,493,709
860,000	6.250%, 8/28/2017	966,250
1,920,000	6.625%, 4/1/2018	2,198,830
560,000	1.514%, 4/25/2018[e]	575,753
670,000	4.875%, 11/1/2022	707,843
1,120,000	4.100%, 5/22/2023	1,116,907
	Murray Street Investment Trust I
2,080,000	4.647%, 3/9/2017	2,226,349
	National City Corporation
1,045,000	6.875%, 5/15/2019	1,238,231
	Nomura Holdings, Inc.
840,000	1.684%, 9/13/2016[e]	855,629
820,000	2.750%, 3/19/2019	821,437
	PNC Bank NA
1,887,000	1.150%, 11/1/2016	1,892,382
	Pricoa Global Funding I
1,344,000	1.350%, 8/18/2017[d]	1,337,260

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Financials (1.9%) - continued
	Prologis, LP
$1,216,000	7.375%, 10/30/2019	$1,477,466
	Prudential Financial, Inc.
530,000	2.350%, 8/15/2019	525,940
	RBS Capital Trust III
415,000	2.073%, 9/29/2049[e,j]	406,700
	Realty Income Corporation
302,000	2.000%, 1/31/2018	301,861
	Regions Bank
1,773,000	7.500%, 5/15/2018	2,067,100
	Reinsurance Group of America, Inc.
500,000	5.625%, 3/15/2017	545,118
990,000	5.000%, 6/1/2021	1,086,275
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[d]	660,226
	Royal Bank of Canada
1,120,000	2.200%, 7/27/2018	1,133,214
	Royal Bank of Scotland Group plc
1,954,000	1.173%, 3/31/2017[e]	1,961,683
1,600,000	5.125%, 5/28/2024	1,572,098
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	823,808
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[d]	1,025,041
	SLM Corporation
480,000	3.875%, 9/10/2015	486,000
535,000	6.250%, 1/25/2016	555,330
400,000	4.625%, 9/25/2017	404,500
	SpareBank 1 Boligkreditt AS
1,644,000	1.250%, 5/2/2018[d]	1,613,999
	Sumitomo Mitsui Banking Corporation
1,805,000	1.300%, 1/10/2017[g]	1,805,240
	Suncorp-Metway, Ltd.
2,095,000	0.934%, 3/28/2017[d,e]	2,094,975
	Svenska Handelsbanken AB
960,000	1.625%, 3/21/2018	955,430
1,190,000	0.725%, 6/17/2019[e]	1,196,055
	Swedbank Hypotek AB
1,644,000	1.375%, 3/28/2018[d]	1,628,282
	Swiss RE Capital I, LP
750,000	6.854%, 5/29/2049[d,j]	787,500
	Synchrony Financial
560,000	3.000%, 8/15/2019	561,535
600,000	3.750%, 8/15/2021	605,420
300,000	4.250%, 8/15/2024	300,038
	UBS AG/Stamford, Connecticut
351,000	5.875%, 12/20/2017	395,180
	Ventas Realty, LP
1,152,000	1.550%, 9/26/2016	1,159,918
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,219,105
	WEA Finance, LLC
1,120,000	1.750%, 9/15/2017[d]	1,121,641

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Financials (1.9%) - continued
	Wells Fargo & Company
$1,071,000	2.100%, 5/8/2017	$1,092,287
960,000	1.400%, 9/8/2017	957,151

	Total	162,447,449

Foreign Government (0.1%)
	Corporacion Andina de Fomento
840,000	1.500%, 8/8/2017	844,822
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,219,374
1,195,000	2.125%, 10/15/2021	1,176,885
	Kommunalbanken AS
300,000	2.750%, 5/5/2015[d]	304,494
	Sweden Government International Bond
200,000	0.375%, 12/22/2015[d]	199,950
1,000,000	0.375%, 3/29/2016[d]	998,905

	Total	4,744,430

Mortgage-Backed Securities (8.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
46,895,000	3.000%, 10/1/2029[c]	48,221,238
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,382,081	1.961%, 6/1/2043[e]	6,495,026
48,845,000	4.000%, 10/1/2044[c]	51,424,602
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
76,425,000	3.500%, 10/1/2029[c]	80,335,812
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
6,524,016	2.078%, 1/1/2043[e]	6,752,031
10,837,013	2.057%, 3/1/2043[e]	11,186,820
10,187,539	1.738%, 7/1/2043[e]	10,325,142
11,683,562	2.010%, 7/1/2043[e]	11,921,331
10,401,225	2.107%, 8/1/2043[e]	10,643,918
161,225,000	3.500%, 10/1/2044[c]	164,789,588
150,932,500	4.000%, 10/1/2044[c]	159,054,555
156,444,000	4.500%, 10/1/2044[c]	168,788,402

	Total	729,938,465

Technology (0.2%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	514,319
	Apple, Inc.
1,250,000	0.537%, 5/6/2019[e]	1,251,127
	Baidu, Inc.
1,000,000	2.750%, 6/9/2019	992,968
	Cisco Systems, Inc.
800,000	0.734%, 3/1/2019[e]	805,918
	EMC Corporation
1,106,000	1.875%, 6/1/2018	1,099,470

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Technology (0.2%) - continued
	Fidelity National Information Services, Inc.
$1,169,000	1.450%, 6/5/2017	$1,162,183
	First Data Corporation
1,100,000	7.375%, 6/15/2019[d]	1,157,860
	Freescale Semiconductor, Inc.
1,470,000	6.000%, 1/15/2022[d]	1,492,050
	Hewlett-Packard Company
1,120,000	5.400%, 3/1/2017	1,227,691
672,000	1.174%, 1/14/2019[e]	681,030
	Iron Mountain, Inc.
1,100,000	6.000%, 8/15/2023	1,127,500
	Micron Semiconductor Asia Pte, Ltd.
540,000	1.258%, 1/15/2019	539,311
	Oracle Corporation
1,010,000	0.814%, 1/15/2019[e]	1,020,262
	Samsung Electronics America, Inc.
600,000	1.750%, 4/10/2017[d]	601,778
	Tyco Electronics Group SA
1,254,000	6.550%, 10/1/2017	1,427,916
	Xerox Corporation
899,000	7.200%, 4/1/2016	978,967
	Xilinx, Inc.
640,000	2.125%, 3/15/2019	636,040

	Total	16,716,390

Transportation (0.1%)
	American Airlines Pass Through Trust
731,575	4.950%, 1/15/2023	781,908
	Avis Budget Car Rental, LLC
1,475,000	5.125%, 6/1/2022[d]	1,449,187
	Canadian Pacific Railway Company
405,000	7.125%, 10/15/2031	552,657
480,000	5.750%, 3/15/2033	573,879
	Continental Airlines, Inc.
765,379	4.150%, 4/11/2024	780,687
	CSX Corporation
532,000	3.700%, 11/1/2023	548,278
	Delta Air Lines, Inc.
1,082,000	6.750%, 5/23/2017	1,136,100
435,061	4.950%, 5/23/2019	467,146
134,519	4.750%, 5/7/2020	144,608
	ERAC USA Finance, LLC
604,000	1.400%, 4/15/2016[d]	608,269
294,000	2.800%, 11/1/2018[d]	300,824
	Kansas City Southern de Mexico SA de CV
495,000	0.935%, 10/28/2016[e]	497,643
	Korea Expressway Corporation
960,000	1.625%, 4/28/2017[d]	957,600
	Virgin Australia Holdings, Ltd.
414,067	5.000%, 10/23/2023[d]	430,630

	Total	9,229,416

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
U.S. Government and Agencies (7.2%)
	Federal Home Loan Bank
$3,640,000	0.875%, 5/24/2017	$3,630,379
	Federal National Mortgage Association
750,000	4.375%, 10/15/2015	782,537
2,290,000	0.875%, 5/21/2018	2,242,739
3,535,000	2.625%, 9/6/2024	3,477,288
540,000	6.250%, 5/15/2029	730,232
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	631,476
	U.S. Treasury Bonds
4,750,000	5.250%, 11/15/2028	6,111,169
2,975,000	4.375%, 5/15/2040	3,637,866
66,460,000	3.000%, 5/15/2042	64,175,438
	U.S. Treasury Bonds, TIPS
4,372,197	0.125%, 4/15/2019	4,382,786
132,716	2.375%, 1/15/2025	155,443
93,696	2.125%, 2/15/2040	115,949
1,001,680	0.750%, 2/15/2042	917,241
	U.S. Treasury Notes
1,785,000	2.625%, 2/29/2016	1,843,361
52,000,000	0.375%, 3/31/2016	52,012,168
13,225,000	0.625%, 10/15/2016	13,219,829
1,225,000	1.000%, 10/31/2016	1,233,709
50,780,000	0.625%, 12/15/2016	50,672,905
4,350,000	3.250%, 3/31/2017	4,605,562
52,655,000	0.875%, 7/15/2017	52,473,972
20,000,000	1.000%, 5/31/2018	19,701,560
69,355,000	1.250%, 10/31/2018	68,488,063
5,640,000	1.625%, 4/30/2019	5,618,850
7,800,000	1.625%, 6/30/2019	7,758,566
6,750,000	1.750%, 9/30/2019	6,741,036
40,245,000	1.875%, 6/30/2020	40,018,622
6,910,000	1.625%, 8/15/2022	6,561,259
2,300,000	1.750%, 5/15/2023	2,179,968
25,300,000	2.500%, 8/15/2023	25,450,231
37,000,000	2.750%, 2/15/2024	37,870,092
50,000,000	3.625%, 2/15/2044	54,031,250
	U.S. Treasury Notes, TIPS
31,332,672	0.125%, 4/15/2018	31,582,362
810,548	0.125%, 1/15/2022	791,931
34,996,402	0.125%, 1/15/2023	33,859,019

	Total	607,704,858

Utilities (0.4%)
	AES Corporation
1,100,000	7.375%, 7/1/2021	1,232,000
	American Electric Power Company, Inc.
600,000	1.650%, 12/15/2017	599,738
	Atlas Pipeline Partners, LP
1,100,000	4.750%, 11/15/2021	1,024,375
	Calpine Corporation
1,470,000	5.375%, 1/15/2023	1,422,225
	Commonwealth Edison Company
480,000	6.950%, 7/15/2018	559,292
	Dayton Power and Light Company
608,000	1.875%, 9/15/2016	616,088

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Utilities (0.4%) - continued
	DCP Midstream Operating, LP
$960,000	2.500%, 12/1/2017	$979,544
	Duke Energy Corporation
800,000	0.612%, 4/3/2017[e]	802,782
948,000	2.100%, 6/15/2018	955,014
	Electricite de France
1,068,000	0.694%, 1/20/2017[d,e]	1,069,527
	Enel Finance International NV
474,000	6.250%, 9/15/2017[d]	532,232
	Energy Transfer Partners, LP
310,000	9.700%, 3/15/2019	396,688
1,344,000	4.650%, 6/1/2021	1,427,042
	Enterprise Products Operating, LLC
650,000	7.034%, 1/15/2068	734,500
990,000	5.100%, 2/15/2045	1,044,259
	Exelon Generation Company, LLC
1,077,000	5.200%, 10/1/2019	1,194,158
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	304,780
	MidAmerican Energy Holdings Company
555,000	1.100%, 5/15/2017	550,522
927,000	5.750%, 4/1/2018	1,046,848
775,000	6.500%, 9/15/2037	1,002,085
	NiSource Finance Corporation
689,000	6.400%, 3/15/2018	786,403
900,000	6.800%, 1/15/2019	1,058,457
	Northeast Utilities
465,000	1.450%, 5/1/2018	457,600
	Northern States Power Company
1,670,000	4.125%, 5/15/2044	1,678,728
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,133,000
	ONEOK Partners, LP
640,000	8.625%, 3/1/2019	796,735
	Pacific Gas & Electric Company
1,301,000	5.625%, 11/30/2017	1,457,324
	PG&E Corporation
485,000	2.400%, 3/1/2019	485,565
	PPL Capital Funding, Inc.
1,625,000	1.900%, 6/1/2018	1,618,024
508,000	3.500%, 12/1/2022	511,297
	Sempra Energy
1,640,000	6.150%, 6/15/2018	1,873,446
	Southern Company
800,000	1.300%, 8/15/2017	796,109
	TransAlta Corporation
1,213,000	1.900%, 6/3/2017	1,213,183
	Williams Companies, Inc.
664,000	7.875%, 9/1/2021	799,842

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (23.7%)	Value
Utilities (0.4%) - continued
	Williams Partners, LP
$294,000	7.250%, 2/1/2017	$331,085

	Total	32,490,497

	Total Long-Term Fixed Income (cost $1,979,359,934)	1,992,523,128

Shares	Common Stock (20.7%)	Value
Consumer Discretionary (3.0%)
13,350	Aaron’s, Inc.	324,672
6,500	Alpine Electronics, Inc.	107,325
65,292	Amazon.com, Inc.[k]	21,052,752
8,600	Aoyama Trading Company, Ltd.	200,437
34,450	Apollo Group, Inc.[k]	866,417
33,500	AutoZone, Inc.[k]	17,073,610
16,300	Bank Mandiri Persero Tbk PTk	410,597
56,450	Barnes & Noble, Inc.[k]	1,114,323
1,100	Bayerische Motoren Werke AG	89,219
107,200	Best Buy Company, Inc.	3,600,848
8,300	Big Lots, Inc.	357,315
14,400	BJ’s Restaurants, Inc.[k]	518,256
20,310	BorgWarner, Inc.	1,068,509
2,600	Bridgestone Corporation	85,995
7,300	Brinker International, Inc.	370,767
107,950	Cablevision Systems Corporation[g]	1,890,205
18,100	Carnival Corporation	727,077
8,800	Casio Computer Company, Ltd.[g]	147,059
47,550	Cato Corporation	1,638,573
103,450	CBS Corporation	5,534,575
10,250	Charter Communications, Inc.[k]	1,551,543
61,370	Cheesecake Factory, Inc.	2,792,335
14,950	Children’s Place Retail Stores, Inc.	712,517
2,100	Chiyoda Company, Ltd.	42,445
23,850	Coinstar, Inc.[k]	1,337,985
517,594	Comcast Corporation	27,836,205
20,750	Crocs, Inc.[k]	261,035
800	Daimler AG	61,094
157,078	Delphi Automotive plc	9,635,165
10,800	DeVry Education Group, Inc.	462,348
6,777	Discovery Communications, Inc., Class Ak	256,171
6,777	Discovery Communications, Inc., Class Ck	252,647
24,450	DISH Network Corporation[k]	1,578,981
86,510	Dollar Tree, Inc.[k]	4,850,616
12,360	Dunkin’ Brands Group, Inc.	553,975
17,200	EDION Corporation	108,685
100	Forbo Holding AG	102,179
137,050	Ford Motor Company	2,026,969
18,450	General Motors Company	589,293
27,700	G-III Apparel Group, Ltd.[k]	2,295,222
13,900	Hakuhodo Dy Holdings, Inc.	140,714
17,321	Halfords Group plc	132,645
14,575	Harman International Industries, Inc.	1,428,933
24,700	Haseko Corporation	190,873
2,100	Heiwa Corporation	41,493
170,650	Home Depot, Inc.	15,655,431

Shares	Common Stock (20.7%)	Value
Consumer Discretionary (3.0%) - continued
23,663	Home Retail Group plc	$63,730
14,180	HomeAway, Inc.[k]	503,390
9,400	Honda Motor Company, Ltd.	322,512
96,830	Houghton Mifflin Harcourt Company[k]	1,882,375
20,100	Iconix Brand Group, Inc.[k]	742,494
69,959	Ignite Restaurant Group, Inc.[k]	419,754
15,600	iRobot Corporationg,[k]	475,020
15,930	Jarden Corporation[k]	957,552
8,700	JM AB	277,392
28,500	Kirkland’s, Inc.[k]	459,135
234,850	Kohl’s Corporation	14,332,895
242,965	Las Vegas Sands Corporation	15,114,853
68,000	Li & Fung, Ltd.	77,240
39,000	Liberty Interactive Corporation[k]	1,112,280
14,735	Limited Brands, Inc.	986,950
211,670	Lowe’s Companies, Inc.	11,201,576
94,000	Luk Fook Holdings International, Ltd.	273,411
61,900	Macy’s, Inc.	3,601,342
20,330	Marriott International, Inc.	1,421,067
13,250	Marriott Vacations Worldwide Corporation[k]	840,183
108,237	MDC Partners, Inc.	2,077,068
800	Michael Kors Holdings, Ltd.[k]	57,112
32,550	Nautilus, Inc.[k]	389,624
3,700	Next plc	396,027
170,350	NIKE, Inc.	15,195,220
15,700	NOK Corporation	360,423
117,940	NutriSystem, Inc.	1,812,738
16,550	Omnicom Group, Inc.	1,139,633
44,300	Orbitz Worldwide, Inc.[k]	348,641
6,533	O’Reilly Automotive, Inc.[k]	982,302
26,750	Papa John’s International, Inc.	1,069,733
13,000	Persimmon plc	279,727
20,000	PetSmart, Inc.	1,401,800
6,112	Publicis Groupe SA	418,848
8,410	PVH Corporation	1,018,871
2,370	Ralph Lauren Corporation	390,410
700	Rinnai Corporation	58,077
10,940	Ross Stores, Inc.	826,845
55,350	Ruby Tuesday, Inc.[k]	326,012
37,650	Scientific Games Corporationg,[k]	405,491
13,650	Scripps Networks Interactive, Inc.	1,065,929
6,700	Sekisui House, Ltd.	78,964
54,250	Select Comfort Corporation[k]	1,134,910
14,896	Slater & Gordon, Ltd.	79,998
26,650	Smith & Wesson Holding Corporationg,[k]	251,576
220,900	Starbucks Corporation	16,669,114
13,160	Starwood Hotels & Resorts Worldwide, Inc.	1,095,044
14,600	Sumitomo Forestry Company, Ltd.	157,094
50,510	Time Warner Cable, Inc.	7,247,680
39,540	Toll Brothers, Inc.[k]	1,232,066
7,932	Tractor Supply Company	487,897
137,130	Tuesday Morning Corporationg,[k]	2,661,008
17,550	Ulta Salon Cosmetics & Fragrance, Inc.[k]	2,073,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (20.7%)	Value
Consumer Discretionary (3.0%) - continued
10,520	Under Armour, Inc.[k]	$726,932
200	Valora Holding AG	41,493
11,962	VF Corporation	789,851
8,200	WH Smith plc	143,453
2,400	Wolters Kluwer NV	64,002
2,400	WPP plc	48,080
34,150	Wyndham Worldwide Corporation	2,775,029
2,340	Wynn Resorts, Ltd.	437,767
20,350	Zumiez, Inc.[k]	571,835

	Total	255,929,389

Consumer Staples (0.7%)
86,300	Anheuser-Busch InBev NV ADR	9,566,355
44,635	Annie’s, Inc.[k]	2,048,746
18,130	Britvic plc	195,696
7,300	Coca-Cola Enterprises, Inc.	323,828
9,000	Colgate-Palmolive Company	586,980
218,360	CVS Health Corporation	17,379,272
8,200	Green Mountain Coffee Roasters, Inc.	1,067,066
21,360	Greencore Group plc	81,028
11,310	Hain Celestial Group, Inc.[k]	1,157,578
10,950	Ingredion, Inc.	829,900
10,800	J Sainsbury plc	43,917
5,400	Kesko Oyj	192,745
35,970	Kimberly-Clark Corporation	3,869,293
1,900	KOSE Corporation	80,844
8,750	Kroger Company	455,000
3,500	Matsumotokiyoshi Holdings Company, Ltd.	103,304
7,650	Molson Coors Brewing Company	569,466
143,562	Mondelez International, Inc.	4,919,152
13,880	Monster Beverage Corporation[k]	1,272,380
2,600	Nestle SA	191,077
15,677	Pantry, Inc.[k]	317,146
25,100	Parmalat SPA	79,257
40,316	Philip Morris International, Inc.	3,362,354
11,450	Pilgrim’s Pride Corporation[k]	349,912
14,250	Pinnacle Foods, Inc.	465,262
1,700	Rallye SA	74,260
8,400	Reckitt Benckiser Group plc	726,240
248,900	Rite Aid Corporation[k]	1,204,676
6,908	SalMar ASA	121,900
7,100	Suedzucker AGg	110,948
13,200	Tate & Lyle plc	125,820
5,860	United Natural Foods, Inc.[k]	360,156
21,100	Wal-Mart Stores, Inc.	1,613,517
94,980	WhiteWave Foods Company[k]	3,450,623
31,196	Whole Foods Market, Inc.	1,188,880

	Total	58,484,578

Energy (2.8%)
4,280	Atwood Oceanics, Inc.[k]	186,993
11,950	Baker Hughes, Inc.	777,467
111,608	BP plc	816,445
59,874	BW Offshore, Ltd.	74,802
125,309	Cabot Oil & Gas Corporation	4,096,351
326,431	Cameron International Corporation[k]	21,668,490

Shares	Common Stock (20.7%)	Value
Energy (2.8%) - continued
67,850	Canadian Natural Resources, Ltd.	$2,635,294
3,100	CAT Oil AG	58,749
18,350	Chesapeake Energy Corporation	421,866
80,810	Chevron Corporation	9,642,249
2,070	Cimarex Energy Company	261,917
259,700	Cobalt International Energy, Inc.[k]	3,531,920
40,900	Comstock Resources, Inc.	761,558
26,645	Concho Resources, Inc.[k]	3,341,017
7,250	ConocoPhillips	554,770
12,100	Denbury Resources, Inc.	181,863
1,550	Energen Corporation	111,972
23,550	Energy XXI, Ltd.[g]	267,293
10,700	Eni SPA[g]	253,872
15,630	Ensco plc	645,675
200,174	EOG Resources, Inc.	19,821,229
117,579	EQT Corporation	10,763,182
18,300	ERG SPA	225,476
7,850	Exterran Holdings, Inc.[g]	347,834
118,050	Exxon Mobil Corporation	11,102,602
14,900	Green Plains, Inc.	557,111
8,600	Gulfmark Offshore, Inc.	269,610
1,700	Gulfport Energy Corporation[k]	90,780
298,100	Halcon Resources Corporationg,[k]	1,180,476
2,920	Helmerich & Payne, Inc.	285,780
8,000	Hess Corporation	754,560
10,390	HollyFrontier Corporation	453,835
35,100	Kosmos Energy, Ltd.[k]	349,596
628,971	Marathon Oil Corporation	23,643,020
52,950	Marathon Petroleum Corporation	4,483,277
51,790	Market Vectors Oil Service ETF	2,569,302
88,650	Nabors Industries, Ltd.	2,017,674
56,870	National Oilwell Varco, Inc.	4,327,807
15,200	Neste Oil Oyj	312,935
4,840	Noble Corporation	107,545
3,280	Noble Energy, Inc.	224,221
128,700	Oasis Petroleum, Inc.[k]	5,380,947
23,600	Occidental Petroleum Corporation	2,269,140
3,120	Oceaneering International, Inc.	203,330
2,800	Oil States International, Inc.[k]	173,320
1,613	Paragon Offshore plc[k]	9,920
60,850	Patterson-UTI Energy, Inc.	1,979,450
634	Paz Oil Company, Ltd.	100,051
21,550	Peabody Energy Corporation[g]	266,789
226,400	Petroleo Brasileiro SA ADR[g]	3,212,616
990	Pioneer Natural Resources Company	195,000
10,150	QEP Resources, Inc.	312,417
2,090	Range Resources Corporation	141,723
34,040	Rex Energy Corporation[k]	431,287
23,770	Rosetta Resources, Inc.[k]	1,059,191
140,490	Rowan Companies plc	3,555,802
29,720	Royal Dutch Shell plc	1,134,498
20,300	Royal Dutch Shell plc, Class B	802,535
56,250	SandRidge Energy, Inc.g,[k]	241,313
262,150	Schlumberger, Ltd.	26,658,033
20,050	Seadrill, Ltd.[g]	536,538
24,100	Showa Shell Sekiyu KK	229,924
42,110	SM Energy Company	3,284,580
195,970	Southwestern Energy Company[k]	6,849,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (20.7%)	Value
Energy (2.8%) - continued
3,416	Statoil ASA	$93,003
2,802	Subsea 7 SA	40,015
71,800	Suncor Energy, Inc. ADR	2,595,570
30,850	Superior Energy Services, Inc.	1,014,039
4,200	Total SA	271,969
247,850	Total SA ADR[g]	15,973,933
85,365	Trinidad Drilling, Ltd.	639,504
1,055,066	Weatherford International, Ltd.[k]	21,945,373
12,960	Whiting Petroleum Corporation[k]	1,005,048
15,700	Woodside Petroleum, Ltd.	557,470
16,350	WPX Energy, Inc.[k]	393,381

	Total	237,735,275

Financials (3.2%)
31,400	Aberdeen Asset Management plc	202,576
38,150	ACE, Ltd.	4,000,790
18,575	Affiliated Managers Group, Inc.[k]	3,721,687
6,100	Allianz SE	984,740
36,930	Allied World Assurance Company Holdings AG	1,360,501
71,500	Allstate Corporation	4,387,955
20,400	American Assets Trust, Inc.	672,588
63,350	American International Group, Inc.	3,422,167
9,470	Ameriprise Financial, Inc.	1,168,409
9,000	Amlin plc	63,148
37,550	AmTrust Financial Services, Inc.[g]	1,495,241
12,750	Argo Group International Holdings, Ltd.	641,453
23,200	Assicurazioni Generali SPA	486,439
9,750	Assurant, Inc.	626,925
26,240	Assured Guaranty, Ltd.	581,478
3,900	AXA SA	96,068
40,700	Banco Santander SA	389,649
19,600	Bank Leumi Le-Israel BMk	79,383
676,220	Bank of America Corporation	11,529,551
14,550	Banner Corporation	559,739
67,330	BBCN Bancorp, Inc.	982,345
70,700	Berkshire Hathaway, Inc.[k]	9,766,498
120,500	Blackstone Group, LP	3,793,340
26,500	Boston Private Financial Holdings, Inc.	328,335
12,000	Camden Property Trust	822,360
77,300	Capital One Financial Corporation	6,309,226
15,550	Cash America International, Inc.	681,090
30,600	Catlin Group, Ltd.	258,018
10,900	CBRE Group, Inc.[k]	324,166
31,600	Challenger, Ltd.	196,644
39,000	Cheung Kong Holdings, Ltd.	641,548
407,307	Citigroup, Inc.	21,106,649
10,089	CNA Financial Corporation	383,685
145,170	CNO Financial Group, Inc.	2,462,083
7,700	CNP Assurances	144,940
134,350	Comerica, Inc.	6,698,691
9,200	Commonwealth Bank of Australia	605,752
19,447	Credit Agricole SA	293,136
23,300	Crown Castle International Corporation	1,876,349

Shares	Common Stock (20.7%)	Value
Financials (3.2%) - continued
3,400	Daito Trust Construction Company, Ltd.[g]	$402,059
18,700	DDR Corporation	312,851
2,047	Delta Lloyd NV	49,323
90,338	Deutsche Bank AGg	3,149,183
13,900	Digital Realty Trust, Inc.	867,082
51,649	Discover Financial Services	3,325,679
44,800	Duke Realty Corporation	769,664
63,110	Education Realty Trust, Inc.	648,771
6,700	EXOR SPA	259,015
12,460	Extra Space Storage, Inc.	642,562
25,250	FBR & Company[k]	694,880
63,500	First Horizon National Corporation	779,780
140,400	First Niagara Financial Group, Inc.	1,169,532
58,780	First Republic Bank	2,902,556
24,400	FlexiGroup, Ltd.	71,830
13,544	Friends Life Group, Ltd.	67,449
22,000	Fukuoka Financial Group, Inc.	104,945
42,400	Fulton Financial Corporation	469,792
2,600	GAM Holding AGk	44,788
21,362	Gaming and Leisure Properties, Inc.	660,086
14,100	General Growth Properties, Inc.	332,055
60,800	Government Properties Income Trust	1,332,128
48,350	Green Dot Corporation[k]	1,022,119
90,260	Hanmi Financial Corporation	1,819,642
800	Hannover Rueckversicherung SE	64,568
10,000	Hanover Insurance Group, Inc.	614,200
37,763	HCC Insurance Holdings, Inc.	1,823,575
6,111	Hiscox, Ltd.	62,413
54,546	Host Hotels & Resorts, Inc.	1,163,466
460,850	Huntington Bancshares, Inc.	4,484,070
3,050	Intercontinental Exchange, Inc.	594,903
40,712	Intermediate Capital Group plc	258,515
89,962	Intesa Sanpaolo SPA	239,801
217,530	Invesco, Ltd.	8,588,084
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,949,440
51,530	iShares Russell 2000 Index Fund	5,634,805
41,200	Israel Discount Bank, Ltd.[k]	70,876
176,478	J.P. Morgan Chase & Company	10,631,035
71,500	KeyCorp	953,095
27,207	Lazard, Ltd.	1,379,395
28,500	Link REIT	164,463
8,950	M&T Bank Corporation	1,103,445
43,400	MBIA, Inc.[k]	398,412
192,120	MetLife, Inc.	10,320,686
6,300	Mid-America Apartment Communities, Inc.	413,595
57,600	Mizuho Financial Group, Inc.	102,827
281,500	Morgan Stanley	9,731,455
2,500	Muenchener Rueckversicherungs-Gesellschaft AG	493,172
36,100	NASDAQ OMX Group, Inc.	1,531,362
2,300	National Australia Bank, Ltd.	65,420
16,500	Natixis	113,519

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (20.7%)	Value
Financials (3.2%) - continued
19,750	Northern Trust Corporation	$1,343,592
21,500	Old Mutual plc	63,065
19,000	Oversea-Chinese Banking Corporation, Ltd.	144,938
32,380	PacWest Bancorp	1,335,027
33,610	Parkway Properties, Inc.	631,196
50,960	Pebblebrook Hotel Trust	1,902,846
18,700	Phoenix Group Holdings	220,427
53,250	Popular, Inc.[k]	1,567,414
32,650	Prudential Financial, Inc.	2,871,241
14,850	RLJ Lodging Trust	422,780
2,400	Sampo Oyj	116,044
2,100	SCOR SE	65,589
7,200	Sompo Japan Nipponkoa Holdings, Inc.	174,662
4,250	Sovran Self Storage, Inc.	316,030
481,200	SPDR Euro Stoxx 50 ETF	19,103,640
116,896	SPDR S&P 500 ETF Trust	23,030,850
100	St. Galler Kantonalbank AG	36,425
5,700	Standard Chartered plc	105,135
5,000	Sun Hung Kai Properties, Ltd.	70,946
23,750	Sunstone Hotel Investors, Inc.	328,225
35,900	SVB Financial Group[k]	4,024,031
300	Swiss Life Holding AGk	71,488
1,300	Swiss Re AG	103,457
80,200	Synovus Financial Corporation	1,895,928
4,740	T. Rowe Price Group, Inc.	371,616
28,440	TD Ameritrade Holding Corporation	949,043
52,580	Terreno Realty Corporation	990,081
11,630	Texas Capital Bancshares, Inc.[k]	670,818
17,000	UnipolSai Assicurazioni SPA	47,856
28,819	United Overseas Bank, Ltd.	505,218
22,250	W.R. Berkley Corporation	1,063,550
85,698	Wells Fargo & Company	4,445,155
51,340	Western Alliance Bancorp[k]	1,227,026
23,475	Westpac Banking Corporation	659,024
12,500	Weyerhaeuser Company	398,250
62,410	Zions Bancorporation	1,813,635
4,400	Zurich Insurance Group AGk	1,309,453

	Total	264,389,411

Health Care (3.0%)
6,800	Abaxis, Inc.	344,828
14,450	Abbott Laboratories	600,975
11,000	Acceleron Pharma, Inc.[g,k]	332,640
47,550	Acorda Therapeutics, Inc.[k]	1,610,994
70,610	Actavis, Inc.[k]	17,036,781
3,500	Actelion, Ltd.	409,941
68,550	Aetna, Inc.	5,552,550
104,600	Affymetrix, Inc.[g,k]	834,708
43,220	Akorn, Inc.[k]	1,567,589
7,300	Alexion Pharmaceuticals, Inc.[k]	1,210,486
19,850	Align Technology, Inc.[k]	1,025,848
75,000	Allscripts Healthcare Solutions, Inc.[k]	1,006,125
11,188	AmerisourceBergen Corporation	864,832
57,600	Amgen, Inc.	8,090,496
34,000	AMN Healthcare Services, Inc.[k]	533,800
9,100	AmSurg Corporation[k]	455,455
115,700	Baxter International, Inc.	8,303,789

Shares	Common Stock (20.7%)	Value
Health Care (3.0%) - continued
4,000	Biogen Idec, Inc.[k]	$1,323,240
14,790	BioMarin Pharmaceutical, Inc.[k]	1,067,246
94,930	BioScrip, Inc.g,[k]	655,966
352,150	Boston Scientific Corporation[k]	4,158,891
19,900	Bruker Corporation[k]	368,449
8,151	C.R. Bard, Inc.	1,163,229
44,200	Cardinal Health, Inc.	3,311,464
15,232	Catamaran Corporation[k]	642,029
44,400	Centene Corporation[k]	3,672,324
360,750	Cerner Corporation[k]	21,489,877
9,400	Charles River Laboratories International, Inc.[k]	561,556
10,700	Community Health Systems, Inc.[k]	586,253
3,700	Cooper Companies, Inc.	576,275
6,030	Covance, Inc.[k]	474,561
80,710	Covidien plc	6,982,222
2,900	CSL, Ltd.	187,995
3,280	Cubist Pharmaceuticals, Inc.[k]	217,595
29,800	DENTSPLY International, Inc.	1,358,880
33,950	Endo International plc[k]	2,320,143
13,030	Envision Healthcare Holdings, Inc.[k]	451,880
72,150	ExamWorks Group, Inc.[g,k]	2,362,913
54,600	Express Scripts Holding Company[k]	3,856,398
350,350	Gilead Sciences, Inc.[k]	37,294,757
24,060	GlaxoSmithKline plc	549,627
6,900	Greatbatch, Inc.[k]	294,009
1,300	Grifols SA	53,126
5,900	H. Lundbeck AS	131,744
12,900	HCA Holdings, Inc.[k]	909,708
7,200	Hikma Pharmaceuticals plc	201,709
94,550	Hologic, Inc.[k]	2,300,401
6,233	ICON plc[k]	356,715
12,900	Illumina, Inc.[k]	2,114,568
219,553	Johnson & Johnson	23,402,154
3,000	Kaken Pharmaceutical Company, Ltd.	67,642
9,200	KYORIN Holdings, Inc.	186,829
5,550	Mallinckrodt, LLC[k]	500,333
17,750	McKesson Corporation	3,455,393
27,000	Medicines Company[k]	602,640
245,020	Merck & Company, Inc.	14,524,786
4,131	Mettler-Toledo International, Inc.[k]	1,058,073
21,200	Molina Healthcare, Inc.[k]	896,760
44,900	Neurocrine Biosciences, Inc.[k]	703,583
11,300	Novartis AG	1,064,103
76,800	Novavax, Inc.[g,k]	320,256
64,620	NuVasive, Inc.[k]	2,253,299
43,400	PAREXEL International Corporation[k]	2,738,106
32,400	PerkinElmer, Inc.	1,412,640
10,440	Perrigo Company plc	1,567,984
152,000	Pfizer, Inc.	4,494,640
15,550	PharMerica Corporation[k]	379,887
9,000	Providence Service Corporation[k]	435,420
13,850	Qiagen NVg,k	315,365
9,400	Quintiles Transnational Holdings, Inc.[k]	524,332

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (20.7%)	Value
Health Care (3.0%) - continued
47,400	Spectrum Pharmaceuticals, Inc.[g,k]	$385,836
8,250	Team Health Holdings, Inc.[k]	478,418
20,370	Teleflex, Inc.	2,139,665
1,300	Teva Pharmaceutical Industries, Ltd.	69,966
3,250	Thermo Fisher Scientific, Inc.	395,525
121,376	UnitedHealth Group, Inc.	10,468,680
32,420	Universal Health Services, Inc.	3,387,890
154,040	Vertex Pharmaceuticals, Inc.[k]	17,300,232
40,000	Volcano Corporation[k]	425,600
8,850	Waters Corporation[k]	877,212
20,650	WellPoint, Inc.	2,470,153

	Total	251,080,989

Industrials (2.1%)
8,750	3M Company	1,239,700
12,300	AAR Corporation	297,045
4,900	Actividades de Construccion y Servicios SA	187,816
900	Adecco SA	60,841
46,600	ADT Corporation[g]	1,652,436
3,400	Aica Kogyo Company, Ltd.	72,241
48,639	Air New Zealand, Ltd.	73,761
11,994	AMETEK, Inc.	602,219
29,990	Apogee Enterprises, Inc.	1,193,602
5,410	Arcadis NV	178,942
1,700	Atlas Copco AB	43,934
8,695	B/E Aerospace, Inc.[k]	729,858
16,000	Berendsen plc	253,533
130,200	Boeing Company	16,584,876
22,300	Bradken, Ltd.	82,874
18,778	Briggs & Stratton Corporation	338,380
400	Bucher Industries AG	102,672
12,200	Cardno, Ltd.	64,315
20,550	Caterpillar, Inc.	2,035,066
42,140	CLARCOR, Inc.	2,658,191
242,500	CSX Corporation	7,774,550
22,010	Curtiss-Wright Corporation	1,450,899
9,500	Daifuku Company, Ltd.	111,838
563,350	Delta Air Lines, Inc.	20,365,103
5,800	Deutsche Lufthansa AG	91,073
1,400	DKSH Holding AG	104,074
17,000	Downer EDI, Ltd.	65,563
900	Duerr AG	65,312
2,213	Elbit Systems, Ltd.	137,225
71,281	EMCOR Group, Inc.	2,848,389
16,740	Esterline Technologies Corporation[k]	1,862,660
10,100	Fastenal Company	453,490
42,500	Federal Signal Corporation	562,700
20,158	Flowserve Corporation	1,421,542
245,900	Fluor Corporation	16,423,661
18,830	Fortune Brands Home and Security, Inc.	774,101
32,060	GATX Corporation	1,871,342
14,600	General Cable Corporation	220,168
200	Georg Fischer AG	117,408
2,000	Go-Ahead Group plc	82,301
10,300	Graco, Inc.	751,694
45,512	Granite Construction, Inc.	1,447,737

Shares	Common Stock (20.7%)	Value
Industrials (2.1%) - continued
27,000	Hanwa Company, Ltd.	$100,976
49,650	Hertz Global Holdings, Inc.[k]	1,260,614
5,200	Hino Motors, Ltd.	72,765
72,200	HNI Corporation	2,598,478
69,572	Honeywell International, Inc.	6,478,545
2,500	Hoshizaki Electric Company, Ltd.	116,660
12,950	Huntington Ingalls Industries, Inc.	1,349,520
1,400	Implenia AG	76,381
1,400	Inaba Denki Sangyo Company, Ltd.	47,054
113,950	Ingersoll-Rand plc	6,422,222
33,750	Insperity, Inc.	922,725
172,234	Interface, Inc.	2,779,857
10,600	Intrum Justitia AB	297,998
23,700	ITOCHU Corporation	289,448
69,070	Jacobs Engineering Group, Inc.[k]	3,371,997
1,600	Jardine Matheson Holdings, Ltd.	95,342
7,010	JB Hunt Transport Services, Inc.	519,090
1,100	Kanamoto Company, Ltd.	40,684
52,350	KAR Auction Services, Inc.	1,498,781
6,000	Komatsu, Ltd.	138,667
74,920	Korn/Ferry International[k]	1,865,508
53,950	Landstar System, Inc.	3,894,650
4,500	Legrand SA	234,142
5,000	Leighton Holdings, Ltd.	84,573
6,542	Manitowoc Company, Inc.	153,410
10,050	Manpower, Inc.	704,505
25,750	Meritor, Inc.[k]	279,387
6,000	Minebea Company, Ltd.	81,884
9,400	Mineral Resources, Ltd.	71,406
25,489	Mitie Group plc	118,563
7,100	Monadelphous Group, Ltd.	79,298
16,180	Nielsen NV	717,259
8,100	Nitto Kogyo Corporation	162,554
72	Northgate plc	565
30,000	NTN Corporation	135,524
7,050	Old Dominion Freight Line, Inc.[k]	498,012
51,958	Oshkosh Corporation	2,293,946
10,731	Parker Hannifin Corporation	1,224,944
58,440	Pentair, Ltd.	3,827,236
37,548	Progressive Waste Solutions, Ltd.	967,612
53,120	Quanta Services, Inc.[k]	1,927,725
58,710	Ritchie Brothers Auctioneers, Inc.[g]	1,314,517
26,540	Robert Half International, Inc.	1,300,460
7,702	Roper Industries, Inc.	1,126,726
543	Saft Groupe SA	18,477
6,100	Securitas AB	67,564
4,000	Seino Holdings Company, Ltd.	32,065
11,500	Seven Group Holdings, Ltd.	67,978
6,100	Siemens AG	725,855
237,830	Southwest Airlines Company	8,031,519
10,000	Spirit Aerosystems Holdings, Inc.[k]	380,600
12,975	Stericycle, Inc.[k]	1,512,366
8,200	Sumitomo Corporation	90,504
3,600	Takasago Thermal Engineering Company, Ltd.	46,487
2,900	Teleperformance SA	179,361
26,370	Tennant Company	1,769,163

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (20.7%)	Value
Industrials (2.1%) - continued
25,000	Toppan Printing Company, Ltd.	$179,664
198,200	Union Pacific Corporation	21,488,844
14,720	United Rentals, Inc.[k]	1,635,392
7,400	United Technologies Corporation	781,440
8,850	WABCO Holdings, Inc.[k]	804,908
5,553	WS Atkins plc	118,247

	Total	176,927,776

Information Technology (4.8%)
24,594	Agilent Technologies, Inc.	1,401,366
59,000	Akamai Technologies, Inc.[k]	3,528,200
5,750	Alibaba Group Holding, Ltd.[k]	510,888
8,750	Alliance Data Systems Corporation[k]	2,172,363
34,100	Amdocs, Ltd.	1,564,508
12,370	Amphenol Corporation	1,235,268
9,406	ANSYS, Inc.[k]	711,752
580,849	Apple, Inc.	58,520,537
92,031	Applied Materials, Inc.	1,988,790
70,900	Arris Group, Inc.[k]	2,010,369
42,200	Aspen Technology, Inc.[k]	1,591,784
351,400	Atmel Corporation[k]	2,839,312
8,069	Autodesk, Inc.[k]	444,602
19,250	AVG Technologies NVk	319,165
2,900	Bank Mandiri Persero Tbk PTk	45,182
15,500	Booz Allen Hamilton Holding Corporation	362,700
99,100	Broadcom Corporation	4,005,622
68,070	Broadridge Financial Solutions, Inc.	2,833,754
169,750	Brocade Communications Systems, Inc.	1,845,182
2,600	Brother Industries, Ltd.	48,048
1,000	Cap Gemini SA	71,714
32,850	CDW Corporation	1,019,993
7,750	Check Point Software Technologies, Ltd.[g,k]	536,610
21,777	Ciena Corporation[k]	364,111
17,900	Cirrus Logic, Inc.[k]	373,215
627,520	Cisco Systems, Inc.	15,794,678
61,910	Citrix Systems, Inc.[k]	4,416,659
38,650	Computer Sciences Corporation	2,363,447
253,100	Corning, Inc.	4,894,954
3,900	Dialog Semiconductor plc[k]	108,892
33,200	Digital River, Inc.[k]	482,064
18,850	Diodes, Inc.[k]	450,892
35,840	DST Systems, Inc.	3,007,693
136,574	eBay, Inc.[k]	7,734,186
7,200	Econocom Group	64,981
3,992	Electrocomponents plc	14,373
42,000	Electronic Arts, Inc.[k]	1,495,620
902,900	EMC Corporation	26,418,854
209,600	Emulex Corporation[k]	1,035,424
11,128	Euronet Worldwide, Inc.[k]	531,807
8,742	F5 Networks, Inc.[k]	1,038,025
306,250	Facebook, Inc.[k]	24,206,000
87,650	Fairchild Semiconductor International, Inc.[k]	1,361,205
15,330	FEI Company	1,156,189
36,140	Fortinet, Inc.[k]	913,077
21,700	FUJIFILM Holdings NPV	666,778

Shares	Common Stock (20.7%)	Value
Information Technology (4.8%) - continued
9,740	Gartner, Inc.[k]	$715,598
29,634	Google, Inc.[k]	17,109,486
33,684	Google, Inc., Class Ak	19,820,002
32,830	Guidewire Software, Inc.[k]	1,455,682
19,000	Hitachi Kokusai Electric, Inc.	267,928
2,800	Hitachi Maxell, Ltd.	44,192
8,200	Hoya Corporation	275,358
3,380	IAC InterActiveCorp	222,742
9,450	iGATE Corporation[k]	347,004
9,620	Imperva, Inc.[k]	276,383
57,000	Infinera Corporation[k]	608,190
700	Ingenico	71,488
61,550	Inphi Corporation[k]	885,089
9,050	International Business Machines Corporation	1,717,961
191,274	Juniper Networks, Inc.	4,236,719
200	Keyence Corporation	86,837
45,102	Lexmark International, Inc.[g]	1,916,835
52,390	LinkedIn Corporation[k]	10,886,118
23,850	Liquidity Services, Inc.[g,k]	327,938
103,550	Marvell Technology Group, Ltd.	1,395,854
166,850	MasterCard, Inc.	12,333,552
5,900	Measurement Specialties, Inc.[k]	505,099
8,528	Microchip Technology, Inc.[g]	402,777
73,890	Microsoft Corporation	3,425,540
8,600	NEC Networks & System Integration Corporation	194,368
569,270	NetApp, Inc.	24,455,839
7,596	Nice Systems, Ltd. ADR	309,841
14,786	Nuance Communications, Inc.[k]	227,926
138,616	NVIDIA Corporation	2,557,465
26,020	NXP Semiconductors NVk	1,780,549
71,000	Oki Electric Industry Company, Ltd.	166,137
10,100	Optimal Payments plc[k]	83,968
171,300	Oracle Corporation	6,557,364
44,560	Pace plc	214,258
50,406	Plantronics, Inc.	2,408,399
27,950	Polycom, Inc.[k]	343,366
27,390	QLIK Technologies, Inc.[k]	740,626
267,692	QUALCOMM, Inc.	20,015,331
21,750	Red Hat, Inc.[k]	1,221,262
1,200	Rohm Company, Ltd.	75,558
235,850	Salesforce.com, Inc.[k]	13,568,451
35,600	Sanmina Corporation[k]	742,616
2,400	Seiko Epson Corporation	115,639
15,447	ServiceNow, Inc.[k]	907,975
149,518	Sonus Networks, Inc.[k]	511,352
28,000	SunPower Corporation[g,k]	948,640
44,000	Symantec Corporation	1,034,440
8,520	Synopsys, Inc.[k]	338,201
17,850	Take-Two Interactive Software, Inc.[k]	411,800
6,100	TE Connectivity, Ltd.	337,269
45,900	Telefonaktiebolaget LM Ericsson	578,747
111,300	Teradata Corporation[k]	4,665,696
55,327	Teradyne, Inc.	1,072,791
204,570	Texas Instruments, Inc.	9,755,943
42,790	Textura Corporation[g,k]	1,129,656
50,350	Ubiquiti Networks, Inc.[g,k]	1,889,636
1,550	Ultimate Software Group, Inc.[k]	219,341
3,600	ULVAC, Inc.[k]	45,307

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (20.7%)	Value
Information Technology (4.8%) - continued
15,250	Unisys Corporation[k]	$357,003
18,241	VeriFone Systems, Inc.[k]	627,126
60,236	Virtusa Corporation[k]	2,141,992
59,500	Visa, Inc.	12,695,515
191,850	VMware, Inc.[g,k]	18,003,204
10,900	VTech Holdings, Ltd.	134,480
4,149	WebMD Health Corporation[k]	173,470
3,500	Wincor Nixdorf AG	178,996
5,650	Workday, Inc.[k]	466,125
213,850	Xerox Corporation	2,829,235
2,890	Yelp, Inc.[k]	197,243

	Total	405,265,351

Materials (0.6%)
8,350	Agnico Eagle Mines, Ltd.	242,401
7,270	Airgas, Inc.	804,425
6,270	Albemarle Corporation	369,303
50,950	Alcoa, Inc.	819,785
5,900	Avery Dennison Corporation	263,435
8,200	Ball Corporation	518,814
49,800	Barrick Gold Corporation	730,068
65,905	Celanese Corporation	3,856,761
200,687	Centamin plc	198,946
4,850	Compass Minerals International, Inc.	408,758
24,350	Crown Holdings, Inc.[k]	1,084,062
91,700	Dow Chemical Company	4,808,748
25,200	Eagle Materials, Inc.	2,566,116
16,000	Eastman Chemical Company	1,294,240
28,550	Eldorado Gold Corporation	192,427
14,012	FMC Corporation	801,346
6,450	Franco-Nevada Corporation	315,276
79,950	Freeport-McMoRan, Inc.	2,610,367
34,650	Goldcorp, Inc.	797,990
65,400	Graphic Packaging Holding Company[k]	812,922
11,560	H.B. Fuller Company	458,932
8,000	Hitachi Metals, Ltd.	144,197
2,000	Holmen AB	60,722
56,730	Horsehead Holding Corporation[k]	937,747
8,850	Innophos Holdings, Inc.	487,547
24,900	International Paper Company	1,188,726
46,950	Kinross Gold Corporation[k]	154,935
13,000	Kureha Corporation	64,070
2,600	Martin Marietta Materials, Inc.	335,244
53,160	Materials Select Sector SPDR Fund	2,636,204
8,850	MeadWestvaco Corporation	362,319
21,050	Newmont Mining Corporation	485,202
48,800	Nippon Light Metal Holdings Company, Ltd.	70,304
8,000	Nippon Paper Industries Company, Ltd.	119,784
68,270	Nucor Corporation	3,705,696
55,000	Oji Holdings Corporation	208,219
7,200	Orica, Ltd.	118,826
40,700	Owens-Illinois, Inc.[k]	1,060,235
28,850	Packaging Corporation of America	1,841,207
20,500	Petra Diamonds, Ltd.[k]	63,210
7,900	Rock-Tenn Company	375,882

Shares	Common Stock (20.7%)	Value
Materials (0.6%) - continued
2,950	Royal Gold, Inc.	$191,573
10,800	Sealed Air Corporation	376,704
23,024	Silgan Holdings, Inc.	1,082,128
28,386	Silver Wheaton Corporation	565,733
8,300	Sonoco Products Company	326,107
37,550	Southern Copper Corporation[g]	1,113,358
66,130	Steel Dynamics, Inc.	1,495,199
9,500	Stora Enso OYJ	78,818
18,000	Sumitomo Metal Mining Company, Ltd.	253,328
28,750	Teck Resources, Ltd.	543,088
17,000	Toagosei Company, Ltd.	70,179
55,000	Tosoh Corporation	223,152
12,350	Tronox, Ltd.	321,718
5,900	U.S. Silica Holdings, Inc.	368,809
12,700	UPM-Kymmene Oyj	180,535
5,350	Vulcan Materials Company	322,230
8,300	Worthington Industries, Inc.	308,926
37,950	Yamana Gold, Inc.	227,700

	Total	46,424,683

Telecommunications Services (0.2%)
79,650	AT&T, Inc.	2,806,866
184,100	Bezeq Israel Telecommunication Corporation, Ltd.	317,798
36,582	BT Group plc	224,393
35,533	Cogent Communications Holdings	1,194,264
11,500	Elisa Oyj	304,653
9,000	Freenet AG	233,363
8,300	iiNet, Ltd.	59,056
15,700	Nippon Telegraph & Telephone Corporation	973,624
6,696	SBA Communications Corporation[k]	742,587
27,000	Singapore Telecommunications, Ltd.	80,371
100	Swisscom AG	56,683
196,200	Telecom Italia SPA[g,k]	224,410
29,600	Telstra Corporation, Ltd.	137,338
7,105	TW Telecom, Inc.[k]	295,639
149,106	Verizon Communications, Inc.	7,453,809
216,772	Vodafone Group plc	714,308
93,850	Vonage Holdings Corporation[k]	307,828

	Total	16,126,990

Utilities (0.3%)
306,100	A2A SPA	302,601
13,750	Atmos Energy Corporation	655,875
7,200	E.ON SE	131,485
6,450	Edison International, Inc.	360,684
111,700	Electricidade de Portugal SA	487,088
4,300	Electricite de France	141,070
4,300	Endesa SA	169,816
91,800	Enel SPA	485,635
13,400	Fortum Oyj	326,720
34,200	IREN SpA	42,883
13,420	Laclede Group, Inc.	622,688
96,990	NiSource, Inc.	3,974,650
61,380	NorthWestern Corporation	2,784,197
198,800	PG&E Corporation	8,953,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (20.7%)	Value
Utilities (0.3%) - continued
18,900	Portland General Electric Company	$607,068
25,650	Public Service Enterprise Group, Inc.	955,206
800	Red Electrica Corporacion SA	69,246
22,050	Southern Company	962,482
12,700	United Utilities Group plc	165,896
2,500	Verbund AG	50,349
33,500	Wisconsin Energy Corporation	1,440,500

	Total	23,690,091

	Total Common Stock (cost $1,436,829,653)	1,736,054,533

Shares	Collateral Held for Securities Loaned (0.7%)	Value
62,727,168	Thrivent Cash Management Trust	62,727,168

	Total Collateral Held for Securities Loaned (cost $62,727,168)	62,727,168

Shares or Principal Amount	Short-Term Investments (22.5%)[l]	Value
	Federal Home Loan Bank Discount Notes
67,000,000	0.062%, 10/3/2014	66,999,782
85,000,000	0.075%, 10/8/2014	84,998,760
191,100,000	0.075%, 10/10/2014	191,096,399
32,100,000	0.084%, 10/15/2014[m]	32,098,956
176,490,000	0.082%, 10/17/2014	176,483,548
26,000,000	0.085%, 10/22/2014	25,998,711
29,000,000	0.065%, 10/24/2014	28,998,796
74,700,000	0.070%, 10/29/2014[m]	74,695,957
53,200,000	0.082%, 10/31/2014	53,196,352
148,800,000	0.078%, 11/5/2014[m]	148,788,707
64,000,000	0.058%, 11/12/2014	63,995,637
75,700,000	0.045%, 11/14/2014[m]	75,695,838
141,670,000	0.049%, 11/19/2014	141,660,563
50,000,000	0.025%, 11/21/2014	49,998,229
171,700,000	0.059%, 11/26/2014	171,684,259
6,050,000	0.040%, 11/28/2014	6,049,610
51,000,000	0.071%, 12/3/2014	50,993,674
84,600,000	0.065%, 12/5/2014[m]	84,590,071
77,000,000	0.050%, 12/17/2014	76,991,765
7,000,000	0.030%, 12/19/2014	6,999,539
87,000,000	0.032%, 12/24/2014	86,993,567
5,000,000	0.035%, 12/26/2014	4,999,582
	Federal Home Loan Mortgage Corporation Discount Notes
20,000,000	0.015%, 10/14/2014	19,999,892
12,000,000	0.068%, 11/17/2014	11,998,935
4,000,000	0.065%, 11/20/2014	3,999,639
27,000,000	0.064%, 11/24/2014	26,997,426
3,000,000	0.030%, 12/10/2014	2,999,825
6,100,000	0.040%, 12/11/2014	6,099,519

Shares or Principal Amount	Short-Term Investments (22.5%)[l]	Value
	Federal National Mortgage Association Discount Notes
44,000,000	0.075%, 10/14/2014	$43,998,808
32,000,000	0.070%, 10/29/2014	31,998,258
14,000,000	0.075%, 11/12/2014	13,998,775
10,739,000	0.060%, 11/19/2014	10,738,127
4,475,000	0.040%, 12/10/2014	4,474,652
	Liberty Street Funding, LLC
6,100,000	0.001%, 10/1/2014	6,100,000
	U.S. Treasury Bills
1,800,000	0.013%, 11/6/2014[n]	1,799,976
800,000	0.006%, 11/13/2014[n]	799,994

	Total Short-Term Investments (at amortized cost)	1,890,012,128

	Total Investments (cost $8,462,675,311) 108.7%	$9,136,954,515

	Other Assets and Liabilities, Net (8.7%)	(731,717,340)

	Total Net Assets 100.0%	$8,405,237,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $157,662,154 or 1.9% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
f

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Security is fair valued.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At September 30, 2014, $71,995,031 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At September 30, 2014, $1,219,986 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Portfolio owned as of September 30, 2014.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$1,399,300
Apidos CLO XVIII, 7/22/2026	6/25/2014	1,396,500
Babson CLO, Ltd., 10/17/2026	8/15/2014	1,399,300
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	1,400,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	1,398,586
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	1,400,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	1,400,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	1,400,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	1,400,000
CoBank ACB, 6/15/2022	10/18/2013	464,877
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	1,400,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	115,515
FNA Trust, 1/10/2018	4/29/2013	496,602
JBS Finance II, Ltd., 1/29/2018	8/11/2014	1,553,831
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	1,523,170
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	1,100,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	1,400,000
Oscar U.S. Funding Trust, 4/15/2019	9/19/2014	1,124,725
OZLM VIII, Ltd., 10/17/2026	8/7/2014	1,392,020
Symphony CLO, Ltd., 1/9/2023	9/15/2014	1,400,000
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	1,397,900

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$719,690,007
Gross unrealized depreciation	(45,410,803)

Net unrealized appreciation (depreciation)	$674,279,204

Cost for federal income tax purposes	$8,462,675,311

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	30,174,035	–	30,174,035	–
Capital Goods	11,846,344	–	11,846,344	–
Communications Services	115,065,305	–	100,095,033	14,970,272
Consumer Cyclical	67,783,433	–	65,291,142	2,492,291
Consumer Non-Cyclical	48,170,643	–	43,072,168	5,098,475
Energy	27,637,008	–	25,562,021	2,074,987
Financials	25,695,897	–	22,162,876	3,533,021
Technology	19,030,916	–	19,030,916	–
Transportation	14,410,951	–	14,410,951	–
Utilities	7,199,828	–	7,199,828	–
Mutual Funds
Equity Mutual Funds	1,840,877,119	1,840,877,119	–	–
Fixed Income Mutual Funds	1,247,746,079	1,247,746,079	–	–
Long-Term Fixed Income
Asset-Backed Securities	81,690,726	–	79,952,089	1,738,637
Basic Materials	16,335,690	–	16,335,690	–
Capital Goods	13,884,284	–	13,884,284	–
Collateralized Mortgage Obligations	79,235,353	–	75,035,353	4,200,000
Commercial Mortgage-Backed Securities	69,459,989	–	69,459,989	–
Communications Services	52,517,369	–	52,517,369	–
Consumer Cyclical	30,339,880	–	30,339,880	–
Consumer Non-Cyclical	47,865,215	–	47,865,215	–
Energy	37,923,117	–	37,923,117	–
Financials	162,447,449	–	161,179,707	1,267,742
Foreign Government	4,744,430	–	4,744,430	–
Mortgage-Backed Securities	729,938,465	–	729,938,465	–
Technology	16,716,390	–	16,716,390	–
Transportation	9,229,416	–	9,229,416	–
U.S. Government and Agencies	607,704,858	–	607,704,858	–
Utilities	32,490,497	–	32,490,497	–
Common Stock
Consumer Discretionary	255,929,389	251,338,755	4,590,634	–
Consumer Staples	58,484,578	56,357,542	2,127,036	–
Energy	237,735,275	232,124,027	5,611,248	–
Financials	264,389,411	253,618,660	10,770,751	–
Health Care	251,080,989	248,158,307	2,922,682	–
Industrials	176,927,776	171,261,367	5,666,409	–
Information Technology	405,265,351	401,757,304	3,508,047	–
Materials	46,424,683	44,570,393	1,854,290	–
Telecommunications Services	16,126,990	12,800,993	3,325,997	–
Utilities	23,690,091	21,317,302	2,372,789	–
Collateral Held for Securities Loaned	62,727,168	62,727,168	–	–
Short-Term Investments	1,890,012,128	–	1,890,012,128	–

Total	$9,136,954,515	$4,844,655,016	$4,256,924,074	$35,375,425

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,843,977	4,843,977	–	–

Total Asset Derivatives	$4,843,977	$4,843,977	$–	$–

Liability Derivatives
Futures Contracts	23,651,186	23,371,767	279,419	–

Total Liability Derivatives	$23,651,186	$23,371,767	$279,419	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(3,640)	December 2014	($796,637,041)	($796,591,250)	$45,791
5-Yr. U.S. Treasury Bond Futures	(320)	December 2014	(37,830,000)	(37,842,499)	(12,499)
10-Yr. U.S. Treasury Bond Futures	1,565	December 2014	195,100,285	195,062,586	(37,699)
30-Yr. U.S. Treasury Bond Futures	2,430	December 2014	336,898,310	335,112,187	(1,786,123)
Eurex EURO STOXX 50 Futures	10,174	December 2014	411,875,822	411,596,403	(279,419)
Mini MSCI EAFE Index Futures	1,833	December 2014	173,837,183	168,608,505	(5,228,678)
Russell 2000 Index Mini-Futures	1,472	December 2014	171,859,386	161,419,520	(10,439,866)
S&P 400 Index Mini-Futures	(786)	December 2014	(112,118,626)	(107,320,440)	4,798,186
S&P 500 Index Futures	934	December 2014	464,042,667	458,944,250	(5,098,417)
Ultra Long Term U.S. Treasury Bond Futures	743	December 2014	114,075,985	113,307,500	(768,485)
Total Futures Contracts					($18,807,209)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Partner Small Cap Growth	$111,969,730	$12,679,772	$–	6,587,309	$106,022,741	$–
Partner Small Cap Value	123,506,706	3,460,213	–	4,493,008	115,437,953	268,222
Small Cap Stock	64,136,532	839,506	–	3,657,193	62,303,202	139,621
Partner Mid Cap Value	114,956,666	16,693,226	–	7,195,521	123,553,568	772,773
Mid Cap Stock	206,628,012	10,426,936	–	12,265,522	219,971,098	686,656
Partner Worldwide Allocation	534,686,884	10,867,977	–	54,413,534	524,437,642	10,867,977
Large Cap Value	413,079,767	5,269,010	–	26,828,993	434,216,522	5,269,010
Large Cap Stock	242,388,982	2,198,416	–	20,701,632	254,934,393	2,198,416
High Yield	196,151,522	8,896,745	221,756	40,386,872	201,562,803	8,896,149
Income	623,763,330	26,111,383	13,155,451	61,525,308	644,840,602	18,236,246
Limited Maturity Bond	396,082,117	5,172,985	645,936	40,796,393	401,342,674	5,180,215
Cash Management Trust- Collateral Investment	67,924,410	610,841,157	616,038,399	62,727,168	62,727,168	340,771
Total Value and Income Earned	3,095,274,658				3,151,350,366	52,856,056

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Basic Materials (0.3%)
	Alpha Natural Resources, Inc., Term Loan
$1,922,977	3.500%, 5/22/2020	$1,713,046
	Axalta Coating Systems US Holdings, Inc., Term Loan
1,524,595	3.750%, 2/1/2020	1,492,517
	Fortescue Metals Group, Ltd., Term Loan
1,455,449	3.750%, 6/30/2019	1,423,385
	Ineos Group Holdings, Ltd., Term Loan
2,305,844	3.750%, 5/4/2018	2,256,199
	NewPage Corporation, Term Loan
1,050,000	9.500%, 2/11/2021	1,048,950
	Wausau Paper Corporation, Term Loan
1,296,750	6.500%, 7/30/2020	1,274,057

	Total	9,208,154

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,788,150	3.750%, 10/9/2019	1,738,082
	Berry Plastics Group, Inc., Term Loan
3,417,950	3.500%, 2/8/2020	3,325,870
	Silver II Borrower, Term Loan
872,020	4.000%, 12/13/2019	855,940
	STHI Holding Corporation, Term Loan
465,000	4.500%, 8/6/2021	460,643

	Total	6,380,535

Communications Services (1.5%)
	Atlantic Broadband Penn, LLC, Term Loan
932,533	3.250%, 11/30/2019	910,386
	Birch Communication Inc., Term Loan
2,000,000	7.750%, 7/17/2020	1,950,000
	Cengage Learning Aquisitions, Term Loan
3,905,375	7.000%, 3/31/2020	3,897,018
	Cequel Communications, LLC, Term Loan
1,099,003	3.500%, 2/14/2019	1,078,672
	Charter Communications Operating, LLC, Term Loan
454,250	3.000%, 7/1/2020	440,459
2,221,875	3.000%, 1/3/2021	2,153,375
	Clear Channel Communications, Inc., Term Loan
16,810	3.804%, 1/29/2016	16,632
1,992,484	6.904%, 1/30/2019	1,901,407
640,816	7.654%, 7/30/2019	626,629
	Cumulus Media Holdings, Inc., Term Loan
1,683,116	4.250%, 12/23/2020	1,652,954

Principal Amount	Bank Loans (4.4%)[a]	Value
Communications Services (1.5%) - continued
	Fairpoint Communications, Term Loan
$2,275,350	7.500%, 2/14/2019	$2,305,225
	Grande Communications Networks, LLC, Term Loan
1,343,009	4.500%, 5/29/2020	1,334,615
	Hargray Communications Group, Inc., Term Loan
1,910,812	4.750%, 6/26/2019	1,909,227
	Integra Telecom Holdings, Inc., Term Loan
1,344,525	5.250%, 2/22/2019	1,333,177
460,000	9.750%, 2/21/2020	459,232
	Intelsat Jackson Holdings SA, Term Loan
1,255,968	3.750%, 6/30/2019	1,233,989
	Level 3 Communications, Inc., Term Loan
2,540,000	4.000%, 1/15/2020	2,492,375
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
875,000	4.500%, 1/7/2022	867,711
	LTS Buyer, LLC, Term Loan
1,467,551	4.000%, 4/13/2020	1,440,343
72,737	8.000%, 4/12/2021	72,319
	McGraw-Hill Global Education, LLC, Term Loan
1,955,914	5.750%, 3/22/2019	1,957,381
	Mediacom Broadband, LLC, Term Loan
1,019,200	4.000%, 1/20/2020	991,172
	NEP Broadcasting, LLC, Term Loan
134,286	9.500%, 7/22/2020	133,614
	NEP/NCP Holdco, Inc., Term Loan
3,398,444	4.250%, 1/22/2020	3,307,807
	NTelos, Inc., Term Loan
671,300	5.750%, 11/9/2019	668,501
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
461,387	5.500%, 7/31/2018	458,794
	Syniverse Holdings, Inc., Term Loan
1,793,615	4.000%, 4/23/2019	1,757,742
	TNS, Inc., Term Loan
1,347,738	5.000%, 2/14/2020	1,339,314
	Univision Communications, Inc., Term Loan
3,000,907	4.000%, 3/1/2020	2,942,779
	Virgin Media Investment Holdings, Ltd., Term Loan
2,825,000	3.500%, 6/7/2020	2,747,962
	WideOpenWest Finance, LLC, Term Loan
2,999,325	4.750%, 4/1/2019	2,986,398
	XO Communications, LLC, Term Loan
592,025	4.250%, 3/20/2021	585,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Communications Services (1.5%) - continued
	Yankee Cable Acquisition, LLC, Term Loan
$1,781,468	4.500%, 3/1/2020	$1,774,787
	Zayo Group, LLC, Term Loan
2,680,273	4.000%, 7/2/2019	2,638,059

	Total	52,365,295

Consumer Cyclical (0.8%)
	Amaya Gaming Group, Inc., Term Loan
880,000	5.000%, 8/1/2021	867,583
	Bally Technologies, Inc., Term Loan
1,375,962	4.250%, 11/25/2020	1,368,504
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,175,963	4.250%, 8/13/2021	1,162,487
	Ceridian Corporation, Term Loan
581,663	4.152%, 5/9/2017	579,121
581,663	4.500%, 5/9/2017	574,393
	Chrysler Group, LLC, Term Loan
1,511,565	3.500%, 5/24/2017	1,498,339
	Golden Nugget, Inc., Delayed Draw
263,509	5.500%, 11/21/2019	264,608
	Golden Nugget, Inc., Term Loan
614,854	5.500%, 11/21/2019	617,418
	Hilton Worldwide Finance, LLC, Term Loan
1,996,798	3.500%, 10/26/2020	1,963,512
	J.C. Penney Corporation, Inc., Term Loan
1,989,813	6.000%, 5/22/2018	1,983,346
	Las Vegas Sands, LLC, Term Loan
1,985,000	3.250%, 12/19/2020	1,970,688
	Marina District Finance Company, Inc., Term Loan
1,920,488	6.750%, 8/15/2018	1,916,646
	MGM Resorts International, Term Loan
1,409,887	3.500%, 12/20/2019	1,383,452
	Mohegan Tribal Gaming Authority, Term Loan
3,374,500	5.500%, 11/19/2019	3,311,228
	Rite Aid Corporation, Term Loan
340,700	3.500%, 2/21/2020	334,029
695,000	5.750%, 8/21/2020	702,819
	ROC Finance, LLC, Term Loan
2,504,700	5.000%, 6/20/2019	2,389,910
	Scientific Games International, Inc., Term Loan
3,087,446	4.250%, 10/18/2020	3,023,783
	Seminole Indian Tribe of Florida, Term Loan
774,175	3.000%, 4/29/2020	768,129

Principal Amount	Bank Loans (4.4%)[a]	Value
Consumer Cyclical (0.8%) - continued
	Seven Seas Cruises S de RL, LLC, Term Loan
$1,930,016	3.750%, 12/21/2018	$1,915,540
	Toys R Us, Inc., Term Loan
1,585,392	5.250%, 5/25/2018	1,461,858

	Total	30,057,393

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
3,503,517	4.750%, 3/21/2019	3,483,827
	Biomet, Inc., Term Loan
460,171	3.655%, 7/25/2017	456,480
	Catalina Marketing Corporation, Term Loan
478,800	4.500%, 4/9/2021	465,274
	CHS/Community Health Systems, Inc., Term Loan
352,015	3.485%, 1/25/2017	349,895
938,235	4.250%, 1/27/2021	934,801
	Del Monte Corporation, Term Loan
284,658	3.500%, 3/9/2020	272,916
	Hologic, Inc., Term Loan
1,243,622	3.250%, 8/1/2019	1,230,216
	JBS USA, LLC, Term Loan
1,508,730	3.750%, 5/25/2018	1,486,099
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,396,500	4.750%, 6/30/2021	1,378,387
	Roundy’s Supermarkets, Inc., Term Loan
2,064,177	5.750%, 3/3/2021	1,949,781
	Supervalu, Inc., Term Loan
4,242,573	4.500%, 3/21/2019	4,160,098
	Van Wagner Communications, LLC, Term Loan
1,184,625	7.250%, 8/3/2018	1,181,663
	Visant Corporation, Term Loan
2,548,404	7.000%, 9/23/2021	2,514,969

	Total	19,864,406

Energy (0.3%)
	Arch Coal, Inc., Term Loan
2,652,125	6.250%, 5/16/2018	2,424,202
	Energy Solutions, LLC, Term Loan
548,625	6.750%, 5/29/2020	555,483
	Expro Holdings UK 2, Ltd., Term Loan
750,000	0.000%, 9/2/2021[b,c]	745,935
	Fieldwood Energy, LLC, Term Loan
891,004	3.875%, 9/28/2018	876,525
389,261	8.375%, 9/30/2020	389,748
	Houston Fuel Oil Terminal, LLC, Term Loan
600,000	4.250%, 8/19/2021	594,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Energy (0.3%) - continued
	McJunkin Red Man Corporation, Term Loan
$1,074,150	5.517%, 11/8/2019	$1,072,582
	Offshore Group Investment, Ltd., Term Loan
1,822,250	5.750%, 3/28/2019	1,743,674
	Pacific Drilling SA, Term Loan
1,264,000	4.500%, 6/3/2018	1,220,291
	TerraForm Power Operating, LLC, Term Loan
508,725	4.750%, 7/23/2019	509,997

	Total	10,132,437

Financials (0.2%)
	DJO Finance, LLC, Term Loan
1,944,539	4.250%, 9/15/2017	1,927,933
	GEO Group, Inc., Term Loan
454,250	3.250%, 4/3/2020	452,547
	Harland Clarke Holdings Corporation, Term Loan
2,257,187	7.000%, 5/22/2018	2,275,538
245,313	6.000%, 8/4/2019	246,232
	MoneyGram International, Inc., Term Loan
1,812,400	4.250%, 3/27/2020	1,777,294
	WaveDivision Holdings, LLC, Term Loan
2,470,987	4.000%, 10/15/2019	2,427,745

	Total	9,107,289

Technology (0.2%)
	First Data Corporation, Term Loan
2,090,000	3.655%, 3/23/2018	2,047,552
1,040,000	3.655%, 9/24/2018	1,017,255
	Freescale Semiconductor, Inc., Term Loan
1,645,044	4.250%, 2/28/2020	1,618,575
	Infor US, Inc., Term Loan
1,062,335	3.750%, 6/3/2020	1,037,328

	Total	5,720,710

Transportation (0.2%)
	American Airlines, Inc., Term Loan
1,910,813	3.750%, 6/27/2019	1,875,462
	Delta Air Lines, Inc., Term Loan
1,549,281	3.250%, 4/20/2017	1,529,141
	OSG Bulk Ships, Inc., Term Loan
1,197,000	5.250%, 8/5/2019	1,188,525
	United Air Lines, Inc., Term Loan
1,132,750	3.500%, 4/1/2019	1,111,160
225,000	3.750%, 9/15/2021	222,093

	Total	5,926,381

Utilities (0.1%)
	Calpine Corporation, Term Loan
338,855	4.000%, 4/1/2018	335,697

Principal Amount	Bank Loans (4.4%)[a]	Value
Utilities (0.1%) - continued
$2,043,300	4.000%, 10/9/2019	$2,021,457
	Intergen NV, Term Loan
883,813	5.500%, 6/15/2020	884,369
	NGPL PipeCo, LLC, Term Loan
1,740,034	6.750%, 9/15/2017	1,731,874

	Total	4,973,397

	Total Bank Loans (cost $155,949,800)	153,735,997

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Asset-Backed Securities (1.7%)
	Access Group, Inc.
1,569,115	0.655%, 2/25/2036[d,e]	1,560,756
	Ally Auto Receivables Trust 2013-SN1
2,024,591	0.720%, 5/20/2016	2,026,069
	BA Credit Card Trust
1,100,000	0.534%, 6/15/2021[e]	1,099,054
	Barclays Dryrock Issuance Trust
1,000,000	0.514%, 12/16/2019[e]	1,000,960
	Capital One Multi-Asset Execution Trust
1,350,000	0.534%, 1/18/2022[e]	1,351,411
	Chase Issuance Trust
1,475,000	1.150%, 1/15/2019	1,473,759
	Chesapeake Funding, LLC
2,090,218	0.606%, 1/7/2025[d,e]	2,087,271
	Citibank Credit Card Issuance Trust
2,000,000	1.020%, 2/22/2019	1,991,514
	Countrywide Asset-Backed Certificates
1,768,344	5.530%, 4/25/2047	1,723,281
	Edlinc Student Loan Funding Trust
1,246,908	3.185%, 10/1/2025*,e	1,262,495
	FirstEnergy Ohio PIRM Special Purpose Trust
1,111,986	0.679%, 1/15/2019	1,111,885
	FNA Trust
691,725	1.980%, 1/10/2018*	692,762
	Ford Credit Auto Owner Trust
810,000	2.260%, 11/15/2025[d]	809,366
	GE Equipment Transportation, LLC
1,950,000	0.690%, 11/25/2016	1,952,800
	Golden Credit Card Trust
1,620,000	0.404%, 2/15/2018[d,e]	1,619,321
1,000,000	0.586%, 9/15/2018[d,e]	1,002,573
	GreatAmerica Leasing Receivables
2,500,000	0.610%, 5/15/2016[d]	2,500,360
	Hertz Fleet Lease Funding, LP
2,200,000	0.704%, 12/10/2027[d,e]	2,203,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Asset-Backed Securities (1.7%) - continued
	Hyundai Floorplan Master Owner Trust
$2,632,500	0.504%, 5/15/2018[d,e]	$2,636,522
	Master Credit Card Trust
1,587,300	0.780%, 4/21/2017[d]	1,588,017
	Morgan Stanley Capital, Inc.
2,001,666	0.305%, 2/25/2037[e]	1,274,311
	Motor plc
1,508,000	0.655%, 2/15/2021[d]	1,509,302
	Oscar U.S. Funding Trust
650,000	1.720%, 4/15/2019*	650,127
	OZLM VIII, Ltd.
825,000	1.715%, 10/17/2026*,e	824,299
	Penarth Master Issuer plc
2,200,000	0.544%, 11/18/2017[d,e]	2,202,752
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036[f]	4,038,292
2,478,403	5.580%, 11/25/2036[f]	1,560,216
	SLM Student Loan Trust
3,084,590	0.754%, 8/15/2022[d,e]	3,089,951
1,751,650	0.634%, 4/25/2023[d,e]	1,753,050
1,350,000	1.204%, 5/17/2027[d,e]	1,362,674
	U.S. Small Business Administration
429,568	3.191%, 3/10/2024	442,531
	Vericrest Opportunity Loan Transferee
2,163,401	3.125%, 4/27/2054[d]	2,163,354
	Volvo Financial Equipment, LLC
1,950,000	0.740%, 3/15/2017[d]	1,952,184
	World Financial Network Credit Card Master Trust
1,950,000	0.910%, 3/16/2020	1,948,489
	World Omni Automobile Lease Securitization Trust
2,100,000	1.400%, 2/15/2019	2,118,938
	World Omni Master Owner Trust
1,620,000	0.504%, 2/15/2018[d,e]	1,621,583

	Total	60,205,914

Basic Materials (0.5%)
	ArcelorMittal
1,300,000	6.000%, 3/1/2021	1,366,625
	First Quantum Minerals, Ltd.
847,000	6.750%, 2/15/2020[d]	855,470
847,000	7.000%, 2/15/2021[d]	858,646
	FMG Resources Pty. Ltd.
1,450,000	6.875%, 2/1/2018[d,g]	1,489,875
	Freeport-McMoRan Copper & Gold, Inc.
1,759,000	2.375%, 3/15/2018	1,763,464
	Glencore Funding, LLC
625,000	1.700%, 5/27/2016[d]	629,240
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
1,500,000	8.875%, 2/1/2018	1,528,125

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Basic Materials (0.5%) - continued
	Ineos Finance plc
$1,500,000	7.500%, 5/1/2020[d]	$1,597,500
	LyondellBasell Industries NV
1,020,000	6.000%, 11/15/2021	1,189,303
	Mosaic Company
744,000	5.450%, 11/15/2033	822,384
	Sappi Papier Holding GmbH
845,000	6.625%, 4/15/2021[d]	874,575
	Trinseo Materials Operating SCA
1,380,000	8.750%, 2/1/2019	1,452,450
	Vale Overseas, Ltd.
938,000	6.250%, 1/23/2017	1,033,376
	Yamana Gold, Inc.
890,000	4.950%, 7/15/2024[d]	885,966

	Total	16,346,999

Capital Goods (0.3%)
	BAE Systems plc
620,000	3.500%, 10/11/2016[d]	648,438
	CNH Capital, LLC
1,500,000	3.625%, 4/15/2018	1,466,250
	Crown Americas Capital Corporation IV
1,450,000	4.500%, 1/15/2023	1,370,250
	Eaton Corporation
508,000	4.000%, 11/2/2032	502,558
	Harsco Corporation
978,000	2.700%, 10/15/2015	974,332
	Ingersoll-Rand Global Holding Company, Ltd.
992,000	6.875%, 8/15/2018	1,161,807
	L-3 Communications Corporation
992,000	1.500%, 5/28/2017	984,731
	Martin Marietta Materials, Inc.
750,000	1.333%, 6/30/2017[d,e]	753,233
	Reynolds Group Issuer, Inc.
1,412,019	5.750%, 10/15/2020	1,436,729
	Roper Industries, Inc.
1,016,000	2.050%, 10/1/2018	1,006,439
	RSC Equipment Rental, Inc.
1,500,000	8.250%, 2/1/2021	1,623,750
	Textron, Inc.
680,000	5.600%, 12/1/2017	755,075

	Total	12,683,592

Collateralized Mortgage Obligations (1.5%)
	Alm Loan Funding CLO
825,000	1.664%, 10/17/2026*,e	823,716
	Alternative Loan Trust
2,039,878	6.000%, 6/25/2036	1,826,213
	Apidos CLO XVIII
825,000	1.646%, 7/22/2026*,e	822,988
	Babson CLO, Ltd.
825,000	1.656%, 10/17/2026*,e	824,763
	Birchwood Park CLO, Ltd.
825,000	1.674%, 7/15/2026*,e	824,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Collateralized Mortgage Obligations (1.5%) - continued
	BlueMountain CLO, Ltd.
$825,000	1.480%, 10/15/2026*,e	$826,232
	Carlyle Global Market Strategies CLO, Ltd.
825,000	1.532%, 7/20/2023*,e	820,608
825,000	1.733%, 10/15/2026*,e	824,135
	Cent CLO 16, LP
825,000	1.710%, 8/1/2024*,e	825,000
	Cent CLO 22, Ltd.
825,000	1.715%, 11/7/2026*,c,e	825,000
	Citigroup Mortgage Loan Trust, Inc.
657,996	5.500%, 11/25/2035	612,934
	CitiMortgage Alternative Loan Trust
2,208,310	5.750%, 4/25/2037	1,908,576
	Countrywide Alternative Loan Trust
3,122,497	5.264%, 10/25/2035	2,608,135
1,243,231	6.500%, 8/25/2036	971,617
414,953	6.000%, 1/25/2037	376,965
4,287,432	5.500%, 5/25/2037	3,740,081
2,440,460	7.000%, 10/25/2037	1,954,306
	Countrywide Home Loans, Inc.
810,542	5.750%, 4/25/2037	736,751
	Deutsche Alt-A Securities Mortgage Loan Trust
632,915	6.000%, 10/25/2021	565,442
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
253,514	5.500%, 10/25/2021	245,090
	Dryden 34 Senior Loan Fund CLO
825,000	1.717%, 10/15/2026*,e	823,834
	Federal Home Loan Mortgage Corporation
9,719,938	3.000%, 4/15/2028[h]	1,198,272
6,372,210	3.000%, 2/15/2033[h]	982,256
	Federal National Mortgage Association
13,574,389	3.500%, 1/25/2033[h]	2,062,047
	Greenpoint Mortgage Funding Trust
1,399,426	0.355%, 10/25/2045[e]	1,103,711
	HomeBanc Mortgage Trust
1,187,065	2.203%, 4/25/2037	885,405
	J.P. Morgan Mortgage Trust
194,792	2.509%, 10/25/2036	174,450
3,284,004	0.535%, 1/25/2037[e]	2,063,064
3,434,054	6.250%, 8/25/2037	2,456,321
	Madison Park Funding XIV CLO, Ltd.
900,000	1.681%, 7/20/2026*,e	899,523
	MASTR Alternative Loans Trust
472,238	6.500%, 7/25/2034	483,964
2,285,395	0.605%, 12/25/2035[e]	1,284,499

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Collateralized Mortgage Obligations (1.5%) - continued
	Merrill Lynch Alternative Note Asset Trust
$499,328	6.000%, 3/25/2037	$466,907
	Neuberger Berman CLO, Ltd.
700,000	1.701%, 8/4/2025*,e	700,337
	Octagon Investment Partners XX CLO, Ltd.
825,000	1.675%, 8/12/2026*,e	824,124
	RALI Series 2006-QA9 Trust
4,950,269	0.335%, 11/25/2036[e]	3,604,301
	Residential Accredit Loans, Inc.
921,457	5.750%, 9/25/2035	834,166
	Residential Asset Securitization Trust
3,116,144	0.535%, 8/25/2037[e]	1,249,536
	Sequoia Mortgage Trust
95,199	2.664%, 9/20/2046	3,976
3,386,133	2.664%, 9/20/2046	2,890,826
	Symphony CLO, Ltd.
825,000	1.335%, 1/9/2023*,e,i	825,000
	Voya CLO 2014-3, Ltd.
825,000	1.649%, 7/25/2026*,e	823,332
	WaMu Mortgage Pass Through Certificates
489,981	2.226%, 9/25/2036	445,507
464,584	2.362%, 10/25/2036	427,497
1,501,991	2.042%, 11/25/2036	1,332,616

	Total	51,808,139

Commercial Mortgage-Backed Securities (1.4%)
	Banc of America Commercial Mortgage, Inc.
4,600,000	5.781%, 4/10/2049	4,991,805
6,000,000	5.790%, 6/10/2049	6,504,072
	Bear Stearns Commercial Mortgage Securities, Inc.
1,792,255	5.331%, 2/11/2044	1,910,278
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,816,079
	Commercial Mortgage Pass- Through Certificates
2,340,000	1.207%, 6/8/2030[d,e]	2,341,594
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	4,967,177
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	6,209,915
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
2,274,387	0.727%, 12/25/2016	2,268,172
	Federal National Mortgage Association
1,700,000	1.272%, 1/25/2017	1,711,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Commercial Mortgage-Backed Securities (1.4%) - continued
	Government National Mortgage Association
$40,495	2.164%, 3/16/2033	$40,663
9,693	3.214%, 1/16/2040	9,753
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,384,527
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
614,165	0.854%, 4/15/2028[d,e]	613,934
1,450,000	1.104%, 12/15/2028[d,e]	1,450,070
2,300,000	5.892%, 2/12/2049	2,467,870
	LSTAR Commercial Mortgage Trust
1,318,884	1.519%, 1/20/2041[d]	1,316,385
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,884,494
	SCG Trust 2013-SRP1
700,000	1.554%, 11/15/2026[d,e]	702,033
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,712,262

	Total	48,302,407

Communications Services (1.3%)
	21st Century Fox America, Inc.
960,000	6.900%, 3/1/2019	1,138,028
	AMC Networks, Inc.
1,500,000	4.750%, 12/15/2022	1,481,250
	America Movil SAB de CV
750,000	1.235%, 9/12/2016[e]	758,384
889,000	5.000%, 10/16/2019	987,697
	American Tower Corporation
496,000	7.000%, 10/15/2017	564,643
950,000	3.450%, 9/15/2021	931,383
	AT&T, Inc.
415,000	1.148%, 11/27/2018[e]	422,287
963,000	3.875%, 8/15/2021	1,009,391
	British Sky Broadcasting Group plc
940,000	2.625%, 9/16/2019[d]	939,434
	British Telecommunications plc
635,000	1.625%, 6/28/2016	640,883
	CBS Corporation
390,000	2.300%, 8/15/2019	384,716
	CC Holdings GS V, LLC
653,000	2.381%, 12/15/2017	660,589
	CCO Holdings, LLC
1,500,000	7.375%, 6/1/2020	1,586,250
	CenturyLink, Inc.
1,150,000	6.450%, 6/15/2021	1,230,500
	Columbus International, Inc.
1,175,000	7.375%, 3/30/2021[d]	1,222,000
	Comcast Corporation
418,000	4.650%, 7/15/2042	431,626
792,000	4.750%, 3/1/2044	835,543

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Communications Services (1.3%) - continued
	Cox Communications, Inc.
$496,000	9.375%, 1/15/2019[d]	$633,009
	Crown Castle Towers, LLC
480,000	4.174%, 8/15/2017[d]	505,658
	Digicel, Ltd.
650,000	6.000%, 4/15/2021[d]	643,500
	DIRECTV Holdings, LLC
792,000	1.750%, 1/15/2018	788,179
600,000	5.875%, 10/1/2019	687,608
381,000	4.450%, 4/1/2024	396,794
	Frontier Communications Corporation
970,000	6.875%, 1/15/2025	957,875
	Hughes Satellite Systems Corporation
1,500,000	6.500%, 6/15/2019	1,593,750
	Intelsat Jackson Holdings SA
1,500,000	7.250%, 4/1/2019	1,575,000
	Level 3 Financing, Inc.
1,500,000	8.625%, 7/15/2020	1,623,750
	Nippon Telegraph & Telephone Corporation
504,000	1.400%, 7/18/2017	503,258
	Numericable Group SA
1,450,000	6.000%, 5/15/2022[d]	1,460,875
	SBA Tower Trust
505,000	5.101%, 4/17/2017[d]	534,302
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[d]	616,410
	Sprint Communications, Inc.
1,412,019	9.000%, 11/15/2018[d]	1,630,882
	Telefonica Emisiones SAU
858,000	3.992%, 2/16/2016	892,827
858,000	3.192%, 4/27/2018	884,913
	Time Warner Cable, Inc.
660,000	5.000%, 2/1/2020	733,422
1,056,000	6.550%, 5/1/2037	1,332,148
	T-Mobile USA, Inc.
1,450,000	6.125%, 1/15/2022	1,457,250
	Unitymedia Hessen GmbH & Company KG
875,000	5.500%, 1/15/2023[d]	883,750
	Univision Communications, Inc.
1,500,000	6.875%, 5/15/2019[d]	1,563,750
	UPCB Finance V, Ltd.
1,500,000	7.250%, 11/15/2021[d]	1,605,000
	Verizon Communications, Inc.
398,000	1.100%, 11/1/2017	392,576
590,000	1.005%, 6/17/2019[e]	598,179
302,000	2.625%, 2/21/2020[d]	298,211
620,000	4.500%, 9/15/2020	670,749
744,000	5.150%, 9/15/2023	823,883
996,000	6.400%, 9/15/2033	1,213,345
508,000	5.050%, 3/15/2034	538,231
282,000	6.550%, 9/15/2043	352,329
	Viacom, Inc.
508,000	2.500%, 9/1/2018	514,385

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Communications Services (1.3%) - continued
	Windstream Corporation
$1,455,000	7.750%, 10/1/2021	$1,549,575

	Total	45,679,977

Consumer Cyclical (0.7%)
	Chrysler Group, LLC
1,430,000	8.000%, 6/15/2019	1,517,587
	Cinemark USA, Inc.
1,500,000	4.875%, 6/1/2023	1,428,750
	CVS Health Corporation
235,000	2.250%, 8/12/2019	232,613
	Delphi Corporation
858,000	6.125%, 5/15/2021	941,655
	Ford Motor Company
515,000	7.450%, 7/16/2031	679,968
	Ford Motor Credit Company, LLC
1,125,000	1.684%, 9/8/2017	1,120,049
745,000	2.375%, 1/16/2018	751,867
680,000	5.000%, 5/15/2018	742,659
	General Motors Company
423,000	3.500%, 10/2/2018	429,874
992,000	6.250%, 10/2/2043	1,160,640
	General Motors Financial Company, Inc.
1,500,000	3.250%, 5/15/2018	1,507,500
	Hilton Worldwide Finance, LLC
1,450,000	5.625%, 10/15/2021[d]	1,493,500
	Home Depot, Inc.
633,000	4.875%, 2/15/2044	686,849
	Hyundai Capital America
858,000	1.450%, 2/6/2017[d]	857,382
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[d]	1,552,500
	KB Home
729,000	4.750%, 5/15/2019	708,953
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,563,750
	Lennar Corporation
1,500,000	4.125%, 12/1/2018[g]	1,485,000
	Macy’s Retail Holdings, Inc.
375,000	4.375%, 9/1/2023	395,670
820,000	3.625%, 6/1/2024	811,212
	Nissan Motor Acceptance Corporation
890,000	0.784%, 3/3/2017[d,e]	892,983
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	672,800
462,000	4.000%, 12/31/2018	461,422
	Toyota Motor Credit Corporation
325,000	1.750%, 5/22/2017	329,125
	TRW Automotive, Inc.
669,000	7.250%, 3/15/2017[d]	735,900
	Western Union Company
636,000	2.375%, 12/10/2015	646,037

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Consumer Cyclical (0.7%) - continued
	Wynn Las Vegas, LLC
$1,500,000	5.375%, 3/15/2022	$1,526,250

	Total	25,332,495

Consumer Non-Cyclical (1.1%)
	AbbVie, Inc.
1,375,000	2.000%, 11/6/2018	1,353,787
	Altria Group, Inc.
599,000	9.700%, 11/10/2018	771,632
895,000	4.000%, 1/31/2024	913,297
	Anheuser-Busch InBev Finance, Inc.
501,000	0.640%, 2/1/2019[e]	500,574
	Anheuser-Busch InBev Worldwide, Inc.
1,015,000	7.750%, 1/15/2019	1,225,397
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	946,315
	CareFusion Corporation
744,000	6.375%, 8/1/2019	858,202
	Celgene Corporation
1,005,000	1.900%, 8/15/2017	1,012,455
282,000	2.300%, 8/15/2018	283,371
	CHS/Community Health Systems, Inc.
1,500,000	7.125%, 7/15/2020	1,590,000
	ConAgra Foods, Inc.
870,000	1.900%, 1/25/2018	864,786
	Coventry Health Care, Inc.
852,000	5.950%, 3/15/2017	943,318
	CVS Health Corporation
508,000	6.125%, 9/15/2039	625,799
	Endo Finance LLC & Endo Finco, Inc.
1,500,000	7.000%, 7/15/2019[d]	1,571,250
	Express Scripts Holding Company
508,000	2.650%, 2/15/2017	522,382
	Forest Laboratories, Inc.
1,000,000	4.375%, 2/1/2019[d]	1,052,561
	Fresenius Medical Care US Finance II, Inc.
1,500,000	5.875%, 1/31/2022[d]	1,590,000
	Hawk Acquisition Sub, Inc.
1,502,019	4.250%, 10/15/2020	1,492,631
	HCA, Inc.
1,450,000	3.750%, 3/15/2019	1,417,375
	IMS Health, Inc.
859,000	6.000%, 11/1/2020[d]	880,475
	JBS Finance II, Ltd.
1,450,000	8.250%, 1/29/2018*	1,511,625
	Kroger Company
572,000	1.200%, 10/17/2016	571,910
	Lorillard Tobacco Company
604,000	2.300%, 8/21/2017[g]	611,177
635,000	8.125%, 6/23/2019	776,801

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Mattel, Inc.
$590,000	1.700%, 3/15/2018	$585,344
	Medco Health Solutions, Inc.
1,110,000	7.125%, 3/15/2018	1,292,343
	Mondelez International, Inc.
418,000	0.760%, 2/1/2019[e]	417,824
	Mylan, Inc.
626,000	7.875%, 7/15/2020[d]	682,830
	Pernod Ricard SA
600,000	2.950%, 1/15/2017[d]	618,532
508,000	5.750%, 4/7/2021[d]	578,543
	Perrigo Company, Ltd.
1,421,000	1.300%, 11/8/2016[d]	1,422,305
603,000	2.300%, 11/8/2018[d]	598,977
	Safeway, Inc.
58,000	3.400%, 12/1/2016	58,562
	Spectrum Brands Escrow Corporation
1,500,000	6.375%, 11/15/2020	1,563,750
	Sysco Corporation
375,000	2.350%, 10/2/2019[c]	375,008
250,000	4.350%, 10/2/2034[c]	253,634
	Tenet Healthcare Corporation
1,450,000	8.125%, 4/1/2022	1,591,375
	Thermo Fisher Scientific, Inc.
762,000	1.300%, 2/1/2017	759,671
762,000	2.400%, 2/1/2019	763,179
	Tyson Foods, Inc.
558,000	4.500%, 6/15/2022	591,388
	Valeant Pharmaceuticals International
1,410,000	6.875%, 12/1/2014[d]	1,455,825
	WM Wrigley Jr. Company
705,000	2.000%, 10/20/2017[d]	711,593

	Total	38,207,803

Energy (0.9%)
	Boardwalk Pipelines, Ltd.
938,000	5.875%, 11/15/2016	1,015,574
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	844,943
	Calumet Specialty Products Partners, LP
1,460,000	6.500%, 4/15/2021[d]	1,387,000
	CNOOC Nexen Finance 2014 ULC
762,000	1.625%, 4/30/2017	762,211
	CNPC General Capital, Ltd.
496,000	1.450%, 4/16/2016[d]	495,847
496,000	2.750%, 4/19/2017[d]	504,430
	Concho Resources, Inc.
1,412,019	5.500%, 10/1/2022	1,454,380
	Continental Resources, Inc.
992,000	5.000%, 9/15/2022	1,046,560
	Crestwood Midstream Partners, LP
850,000	6.125%, 3/1/2022	852,125

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Energy (0.9%) - continued
	Devon Energy Corporation
$1,144,000	1.200%, 12/15/2016	$1,144,853
	El Paso, LLC
675,000	7.800%, 8/1/2031	816,750
	Enbridge, Inc.
896,000	0.684%, 6/2/2017[e]	898,833
	Ensco plc
625,000	4.500%, 10/1/2024	627,104
	EQT Corporation
500,000	5.150%, 3/1/2018	540,841
754,000	8.125%, 6/1/2019	923,532
	Hess Corporation
1,005,000	8.125%, 2/15/2019	1,238,897
	Kinder Morgan, Inc.
625,000	5.000%, 2/15/2021[d]	651,563
	Linn Energy, LLC
1,412,019	6.250%, 11/1/2019	1,378,484
	Marathon Petroleum Corporation
250,000	3.625%, 9/15/2024	244,715
500,000	4.750%, 9/15/2044	479,982
	MEG Energy Corporation
1,500,000	6.500%, 3/15/2021[d]	1,537,500
	Murphy Oil Corporation
403,000	2.500%, 12/1/2017	409,338
	Offshore Group Investment, Ltd.
1,500,000	7.500%, 11/1/2019[g]	1,391,250
	Petrobras Global Finance BV
1,200,000	2.000%, 5/20/2016	1,199,940
505,000	3.115%, 3/17/2020[e]	514,443
	Petroleos Mexicanos
426,000	3.500%, 7/18/2018	441,762
	Plains All American Pipeline, LP
950,000	3.600%, 11/1/2024	932,359
	Range Resources Corporation
370,000	5.000%, 8/15/2022	378,325
	Regency Energy Partners, LP
1,450,000	5.000%, 10/1/2022	1,428,250
	Sabine Pass Liquefaction, LLC
1,450,000	5.750%, 5/15/2024[d]	1,475,375
	Sinopec Capital 2013, Ltd.
870,000	1.250%, 4/24/2016[d]	867,850
	Suncor Energy, Inc.
576,000	6.100%, 6/1/2018	658,341
	Total Capital International SA
410,000	0.584%, 6/19/2019[e]	410,187
	Transocean, Inc.
1,029,000	6.000%, 3/15/2018	1,109,541
	Weatherford International, Ltd.
744,000	9.625%, 3/1/2019	955,158
	Williams Companies, Inc.
496,000	3.700%, 1/15/2023	468,533

	Total	31,486,776

Financials (3.6%)
	Abbey National Treasury Services plc
875,000	0.644%, 9/29/2017[e]	874,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Financials (3.6%) - continued
$564,000	3.050%, 8/23/2018	$584,518
	ABN AMRO Bank NV
958,000	2.500%, 10/30/2018[d]	967,398
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[d]	220,541
	Air Lease Corporation
625,000	2.125%, 1/15/2018	620,313
	American Express Credit Corporation
590,000	0.784%, 3/18/2019[e]	592,582
	American International Group, Inc.
1,240,000	8.250%, 8/15/2018	1,514,604
315,000	2.300%, 7/16/2019	312,691
	ANZ New Zealand International, Ltd.
924,000	1.400%, 4/27/2017[d]	921,625
	Australia and New Zealand Banking Group, Ltd.
780,000	0.494%, 6/13/2017[d,e]	779,575
	Aviation Capital Group Corporation
564,000	3.875%, 9/27/2016[d]	580,097
	Banco Santander Chile
710,000	1.134%, 4/11/2017[d,e]	712,118
	Bank of America Corporation
750,000	1.700%, 8/25/2017	746,759
1,340,000	5.750%, 12/1/2017	1,491,019
1,425,000	1.303%, 3/22/2018[e]	1,451,461
1,334,000	5.650%, 5/1/2018	1,483,806
500,000	1.105%, 4/1/2019[e]	502,634
508,000	4.000%, 4/1/2024	513,294
552,000	5.875%, 2/7/2042	661,412
992,000	8.000%, 12/29/2049[j]	1,069,505
	Bank of Montreal
800,000	0.834%, 4/9/2018[e]	806,962
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,320,000	0.644%, 3/10/2017[d,e]	1,323,844
315,000	2.850%, 9/8/2021[d]	310,745
	Banque Federative du Credit Mutuel SA
858,000	1.084%, 1/20/2017[d,e]	864,640
	Barclays Bank plc
770,000	10.179%, 6/12/2021[d]	1,047,063
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[d]	936,975
	Berkshire Hathaway Finance Corporation
660,000	1.600%, 5/15/2017	667,225
	BioMed Realty, LP
762,000	2.625%, 5/1/2019	757,014
	BNP Paribas SA
672,000	1.250%, 12/12/2016	673,335
1,031,000	2.375%, 9/14/2017	1,048,718
	BPCE SA
500,000	1.083%, 2/10/2017[e,g]	504,661
1,056,000	1.625%, 2/10/2017	1,060,344

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Financials (3.6%) - continued
	Capital One Financial Corporation
$1,149,000	6.150%, 9/1/2016	$1,255,467
635,000	2.450%, 4/24/2019	632,336
	Citigroup, Inc.
1,250,000	5.500%, 2/15/2017	1,355,029
500,000	0.774%, 3/10/2017[e]	500,849
571,000	6.000%, 8/15/2017	639,506
415,000	1.003%, 4/8/2019[e]	416,649
1,005,000	8.500%, 5/22/2019	1,256,217
690,000	4.050%, 7/30/2022	698,855
	CoBank ACB
395,000	0.834%, 6/15/2022*,e	371,300
	Compass Bank
875,000	1.850%, 9/29/2017	874,903
750,000	2.750%, 9/29/2019	749,238
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
650,000	3.950%, 11/9/2022	652,767
	Credit Agricole SA
850,000	1.625%, 4/15/2016[d]	858,267
485,000	1.034%, 4/15/2019[d,e]	488,944
	Credit Suisse AG
652,000	5.400%, 1/14/2020	727,258
	CyrusOne, LP
1,500,000	6.375%, 11/15/2022	1,567,500
	DDR Corporation
992,000	9.625%, 3/15/2016	1,113,575
	Denali Borrower, LLC
1,450,000	5.625%, 10/15/2020[d]	1,491,687
	Deutsche Bank AG
800,000	1.350%, 5/30/2017	794,526
	Discover Bank
635,000	8.700%, 11/18/2019	792,778
	Discover Financial Services
526,000	6.450%, 6/12/2017	589,173
	DnB Boligkreditt AS
1,024,000	1.450%, 3/21/2018[d]	1,013,844
	Eksportfinans ASA
330,000	3.000%, 11/17/2014	330,792
465,000	5.500%, 5/25/2016	490,156
	Fifth Third Bancorp
755,000	5.450%, 1/15/2017	821,075
310,000	2.875%, 10/1/2021	305,159
	General Electric Capital Corporation
1,665,000	6.000%, 8/7/2019	1,941,850
1,170,000	1.234%, 3/15/2023[e]	1,174,715
1,080,000	6.750%, 3/15/2032	1,423,912
	Genworth Financial, Inc.
1,056,000	7.700%, 6/15/2020	1,265,924
	Goldman Sachs Group, Inc.
750,000	2.375%, 1/22/2018	757,786
1,170,000	1.436%, 4/30/2018[e]	1,195,568
430,000	1.334%, 11/15/2018[e]	437,466
740,000	7.500%, 2/15/2019	882,392
950,000	5.375%, 3/15/2020	1,057,701
910,000	5.250%, 7/27/2021	1,008,828

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Financials (3.6%) - continued
	Hartford Financial Services Group, Inc.
$715,000	4.000%, 10/15/2017	$765,086
700,000	5.125%, 4/15/2022	780,741
	HBOS plc
744,000	6.750%, 5/21/2018[d]	841,579
	HCP, Inc.
284,000	6.000%, 1/30/2017	313,681
	Health Care REIT, Inc.
930,000	4.700%, 9/15/2017	1,010,157
268,000	2.250%, 3/15/2018	270,386
	HSBC Bank plc
1,065,000	0.874%, 5/15/2018[d,e]	1,074,175
	HSBC Holdings plc
526,000	5.250%, 3/14/2044	558,431
1,250,000	5.625%, 12/29/2049[g,j]	1,241,250
	HSBC USA, Inc.
705,000	1.625%, 1/16/2018	702,463
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	285,002
	Huntington National Bank
757,000	1.350%, 8/2/2016	760,724
	Icahn Enterprises, LP
1,100,000	6.000%, 8/1/2020	1,130,250
	ING Bank NV
762,000	4.125%, 11/21/2023	775,282
	ING Capital Funding Trust III
825,000	3.833%, 12/29/2049[e,j]	825,000
	International Lease Finance Corporation
1,093,000	2.184%, 6/15/2016[e]	1,082,070
	Intesa Sanpaolo SPA
762,000	3.125%, 1/15/2016	779,518
381,000	3.875%, 1/16/2018	397,286
705,000	3.875%, 1/15/2019	731,384
	J.P. Morgan Chase & Company
660,000	0.754%, 2/15/2017[e]	663,105
1,287,000	2.000%, 8/15/2017	1,297,972
475,000	1.800%, 1/25/2018	473,980
1,020,000	6.300%, 4/23/2019	1,183,133
310,000	3.200%, 1/25/2023	302,616
500,000	3.875%, 9/10/2024	490,171
1,010,000	7.900%, 4/29/2049[j]	1,093,325
	Kookmin Bank
828,000	1.110%, 1/27/2017[d,e]	834,177
	Liberty Mutual Group, Inc.
252,000	4.950%, 5/1/2022[d]	271,301
300,000	6.500%, 5/1/2042[d]	365,680
	Liberty Property, LP
815,000	5.500%, 12/15/2016	883,873
	Lloyds Banking Group plc
744,000	5.920%, 9/29/2049[d,j]	751,440
	Macquarie Bank, Ltd.
750,000	5.000%, 2/22/2017[d]	808,235
740,000	1.026%, 3/24/2017[d,e]	746,525
	MasterCard, Inc.
395,000	2.000%, 4/1/2019	391,939

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Financials (3.6%) - continued
	Merrill Lynch & Company, Inc.
$1,750,000	6.050%, 5/16/2016	$1,878,998
705,000	6.400%, 8/28/2017	793,051
	MetLife, Inc.
625,000	1.903%, 12/15/2017[c,i]	626,908
	Metropolitan Life Global Funding I
762,000	1.300%, 4/10/2017[d]	760,800
	Mizuho Bank, Ltd.
485,000	0.663%, 4/16/2017[d,e]	485,365
762,000	1.850%, 3/21/2018[d]	760,964
	Morgan Stanley
1,075,000	4.750%, 3/22/2017	1,155,207
680,000	6.250%, 8/28/2017	764,011
1,500,000	6.625%, 4/1/2018	1,717,836
780,000	1.514%, 4/25/2018[e]	801,942
660,000	4.875%, 11/1/2022	697,278
889,000	4.100%, 5/22/2023	886,545
	Murray Street Investment Trust I
1,655,000	4.647%, 3/9/2017	1,771,446
	National City Corporation
896,000	6.875%, 5/15/2019	1,061,679
	Nomura Holdings, Inc.
1,170,000	1.684%, 9/13/2016[e]	1,191,769
635,000	2.750%, 3/19/2019	636,113
	PNC Bank NA
1,621,000	1.150%, 11/1/2016	1,625,623
	Pricoa Global Funding I
992,000	1.350%, 8/18/2017[d]	987,025
	Prologis, LP
950,000	7.375%, 10/30/2019	1,154,270
	Prudential Financial, Inc.
315,000	2.350%, 8/15/2019	312,587
	RBS Capital Trust III
245,000	2.073%, 9/29/2049[e,g,j]	240,100
	Realty Income Corporation
265,000	2.000%, 1/31/2018	264,878
	Regions Bank
1,345,000	7.500%, 5/15/2018	1,568,105
	Reinsurance Group of America, Inc.
400,000	5.625%, 3/15/2017	436,094
792,000	5.000%, 6/1/2021	869,020
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[d]	395,135
	Royal Bank of Canada
889,000	2.200%, 7/27/2018	899,488
	Royal Bank of Scotland Group plc
1,389,000	1.173%, 3/31/2017[e]	1,394,462
1,260,000	5.125%, 5/28/2024	1,238,027
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	770,659
	Skandinaviska Enskilda Banken AB
615,000	2.375%, 3/25/2019[d]	615,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Financials (3.6%) - continued
	SLM Corporation
$465,000	3.875%, 9/10/2015	$470,812
428,000	6.250%, 1/25/2016	444,264
310,000	4.625%, 9/25/2017	313,487
	SpareBank 1 Boligkreditt AS
1,024,000	1.250%, 5/2/2018[d]	1,005,313
	Sumitomo Mitsui Banking Corporation
1,430,000	1.300%, 1/10/2017	1,430,190
	Suncorp-Metway, Ltd.
1,474,000	0.934%, 3/28/2017[d,e]	1,473,982
	Svenska Handelsbanken AB
762,000	1.625%, 3/21/2018	758,373
715,000	0.725%, 6/17/2019[e]	718,638
	Swedbank Hypotek AB
1,024,000	1.375%, 3/28/2018[d]	1,014,210
	Swiss RE Capital I, LP
725,000	6.854%, 5/29/2049[d,j]	761,250
	Synchrony Financial
330,000	3.000%, 8/15/2019	330,905
480,000	3.750%, 8/15/2021	484,336
230,000	4.250%, 8/15/2024	230,029
	UBS AG/Stamford, Connecticut
308,000	5.875%, 12/20/2017	346,768
	Ventas Realty, LP
846,000	1.550%, 9/26/2016	851,815
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	975,284
	WEA Finance, LLC
875,000	1.750%, 9/15/2017[d]	876,282
	Wells Fargo & Company
970,000	2.100%, 5/8/2017	989,280
750,000	1.400%, 9/8/2017	747,774

	Total	126,401,799

Foreign Government (0.1%)
	Corporacion Andina de Fomento
620,000	1.500%, 8/8/2017	623,559
	European Investment Bank
755,000	1.875%, 3/15/2019	757,718
705,000	2.125%, 10/15/2021	694,313
	Kommunalbanken AS
25,000	2.750%, 5/5/2015[d]	25,374
	Sweden Government International Bond
200,000	0.375%, 12/22/2015[d]	199,950
500,000	0.375%, 3/29/2016[d]	499,453

	Total	2,800,367

Mortgage-Backed Securities (12.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
23,800,000	3.000%, 10/1/2029[c]	24,473,088
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
30,600,000	4.000%, 10/1/2044[c]	32,216,047

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Mortgage-Backed Securities (12.3%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$43,300,000	3.500%, 10/1/2029[c]	$45,515,743
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,727,285	2.078%, 1/1/2043[e]	4,892,504
7,879,240	2.057%, 3/1/2043[e]	8,133,574
7,391,284	1.738%, 7/1/2043[e]	7,491,117
101,650,000	3.500%, 10/1/2044[c]	103,897,421
102,050,000	4.000%, 10/1/2044[c]	107,541,566
93,496,000	4.500%, 10/1/2044[c]	100,873,414

	Total	435,034,474

Technology (0.4%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	320,065
	Apple, Inc.
745,000	0.537%, 5/6/2019[e]	745,672
	Baidu, Inc.
700,000	2.750%, 6/9/2019	695,078
	Cisco Systems, Inc.
500,000	0.734%, 3/1/2019[e]	503,698
	EMC Corporation
1,050,000	1.875%, 6/1/2018	1,043,801
	Fidelity National Information Services, Inc.
868,000	1.450%, 6/5/2017	862,939
	First Data Corporation
1,500,000	7.375%, 6/15/2019[d]	1,578,900
	Freescale Semiconductor, Inc.
1,450,000	6.000%, 1/15/2022[d]	1,471,750
	Hewlett-Packard Company
858,000	5.400%, 3/1/2017	940,499
418,000	1.174%, 1/14/2019[e]	423,617
	Iron Mountain, Inc.
1,410,000	6.000%, 8/15/2023	1,445,250
	Micron Semiconductor Asia Pte, Ltd.
337,500	1.258%, 1/15/2019	337,070
	Oracle Corporation
810,000	0.814%, 1/15/2019[e]	818,229
	Samsung Electronics America, Inc.
590,000	1.750%, 4/10/2017[d]	591,748
	Tyco Electronics Group SA
994,000	6.550%, 10/1/2017	1,131,857
	Xerox Corporation
510,000	7.200%, 4/1/2016	555,365
	Xilinx, Inc.
400,000	2.125%, 3/15/2019	397,525

	Total	13,863,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Transportation (0.2%)
	American Airlines Pass Through Trust
$707,976	4.950%, 1/15/2023	$756,685
	Avis Budget Car Rental, LLC
865,000	5.125%, 6/1/2022[d]	849,863
	Canadian Pacific Railway Company
400,000	7.125%, 10/15/2031	545,834
472,000	5.750%, 3/15/2033	564,314
	Continental Airlines, Inc.
694,070	4.150%, 4/11/2024	707,952
	CSX Corporation
494,000	3.700%, 11/1/2023	509,115
	Delta Air Lines, Inc.
885,000	6.750%, 5/23/2017	929,250
413,308	4.950%, 5/23/2019	443,789
116,583	4.750%, 5/7/2020	125,327
	ERAC USA Finance, LLC
530,000	1.400%, 4/15/2016[d]	533,746
284,000	2.800%, 11/1/2018[d]	290,592
	Kansas City Southern de Mexico SA de CV
395,000	0.935%, 10/28/2016[e]	397,109
	Korea Expressway Corporation
762,000	1.625%, 4/28/2017[d]	760,095
	Virgin Australia Holdings, Ltd.
330,323	5.000%, 10/23/2023[d]	343,536

	Total	7,757,207

U.S. Government and Agencies (9.2%)
	Federal Home Loan Bank
1,355,000	0.875%, 5/24/2017	1,351,419
	Federal National Mortgage Association
300,000	4.375%, 10/15/2015	313,015
870,000	0.875%, 5/21/2018	852,045
1,330,000	2.625%, 9/6/2024	1,308,286
205,000	6.250%, 5/15/2029	277,218
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	242,875
	U.S. Treasury Bonds
1,075,000	4.375%, 5/15/2040	1,314,523
	U.S. Treasury Bonds, TIPS
2,033,580	0.125%, 4/15/2019	2,038,505
50,559	2.375%, 1/15/2025	59,217
33,069	2.125%, 2/15/2040	40,923
448,120	0.750%, 2/15/2042	410,345
	U.S. Treasury Notes
650,000	2.625%, 2/29/2016	671,252
34,000,000	0.375%, 3/31/2016	34,007,956
475,000	1.000%, 10/31/2016	478,377
22,270,000	0.625%, 12/15/2016	22,223,033
2,000,000	1.000%, 3/31/2017	2,006,094
1,550,000	3.250%, 3/31/2017	1,641,062
2,450,000	0.875%, 7/15/2017	2,441,577
14,485,000	1.000%, 5/31/2018	14,268,855
16,875,000	1.250%, 10/31/2018	16,664,062
2,125,000	1.625%, 4/30/2019	2,117,031
3,200,000	1.625%, 6/30/2019	3,183,002

Principal Amount	Long-Term Fixed Income (36.0%)	Value
U.S. Government and Agencies (9.2%) - continued
$3,400,000	1.750%, 9/30/2019	$3,395,485
11,750,000	1.375%, 1/31/2020	11,447,073
46,075,000	1.875%, 6/30/2020	45,815,828
10,060,000	1.625%, 8/15/2022	9,552,282
1,000,000	1.750%, 5/15/2023	947,812
29,300,000	2.500%, 8/15/2023	29,473,983
18,000,000	2.750%, 2/15/2024	18,423,288
56,100,000	3.625%, 2/15/2044	60,623,062
	U.S. Treasury Notes, TIPS
28,652,904	0.125%, 4/15/2018	28,881,239
284,218	0.125%, 1/15/2022	277,690
7,328,549	0.125%, 1/15/2023	7,090,371

	Total	323,838,785

Utilities (0.8%)
	AES Corporation
1,500,000	7.375%, 7/1/2021	1,680,000
	American Electric Power Company, Inc.
536,000	1.650%, 12/15/2017	535,766
	Atlas Pipeline Partners, LP
1,500,000	4.750%, 11/15/2021	1,396,875
	Calpine Corporation
1,450,000	5.375%, 1/15/2023	1,402,875
	Commonwealth Edison Company
375,000	6.950%, 7/15/2018	436,947
	Dayton Power and Light Company
564,000	1.875%, 9/15/2016	571,503
	DCP Midstream Operating, LP
762,000	2.500%, 12/1/2017	777,513
	Duke Energy Corporation
635,000	0.612%, 4/3/2017[e]	637,208
900,000	2.100%, 6/15/2018	906,659
	Electricite de France
930,000	0.694%, 1/20/2017[d,e]	931,330
	Enel Finance International NV
450,000	6.250%, 9/15/2017[d]	505,284
	Energy Transfer Partners, LP
290,000	9.700%, 3/15/2019	371,095
992,000	4.650%, 6/1/2021	1,053,293
	Enterprise Products Operating, LLC
390,000	7.034%, 1/15/2068	440,700
792,000	5.100%, 2/15/2045	835,407
	Exelon Generation Company, LLC
870,000	5.200%, 10/1/2019	964,640
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	294,414
	MidAmerican Energy Holdings Company
515,000	1.100%, 5/15/2017	510,845
617,000	5.750%, 4/1/2018	696,770
625,000	6.500%, 9/15/2037	808,133
	NiSource Finance Corporation
421,000	6.400%, 3/15/2018	480,516
850,000	6.800%, 1/15/2019	999,654

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Utilities (0.8%) - continued
	Northeast Utilities
$435,000	1.450%, 5/1/2018	$428,077
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,246,480
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,545,000
	ONEOK Partners, LP
596,000	8.625%, 3/1/2019	741,960
	Pacific Gas & Electric Company
1,015,000	5.625%, 11/30/2017	1,136,959
	PG&E Corporation
375,000	2.400%, 3/1/2019	375,437
	PPL Capital Funding, Inc.
1,260,000	1.900%, 6/1/2018	1,254,591
372,000	3.500%, 12/1/2022	374,414
	Sempra Energy
1,285,000	6.150%, 6/15/2018	1,467,913
	Southern Company
625,000	1.300%, 8/15/2017	621,960
	TransAlta Corporation
825,000	1.900%, 6/3/2017	825,125
	Williams Companies, Inc.
496,000	7.875%, 9/1/2021	597,472
	Williams Partners, LP
255,000	7.250%, 2/1/2017	287,165

	Total	28,139,980

	Total Long-Term Fixed Income (cost $1,258,633,494)	1,267,889,777

Shares	Mutual Funds (34.6%)	Value
Equity Mutual Funds (13.5%)
1,342,036	Thrivent Partner Small Cap Value Portfolio	34,480,671
1,641,909	Thrivent Small Cap Stock Portfolio	27,971,234
2,622,430	Thrivent Partner Mid Cap Value Portfolio	45,029,489
3,088,876	Thrivent Mid Cap Stock Portfolio	55,396,206
16,163,017	Thrivent Partner Worldwide Allocation Portfolio	155,779,155
7,807,552	Thrivent Large Cap Value Portfolio	126,362,114
2,334,504	Thrivent Large Cap Stock Portfolio	28,748,719

	Total	473,767,588

Fixed Income Mutual Funds (21.1%)
19,472,626	Thrivent High Yield Portfolio	97,183,984
23,427,654	Thrivent Income Portfolio	245,542,903
40,505,139	Thrivent Limited Maturity Bond Portfolio	398,477,405

	Total	741,204,292

	Total Mutual Funds (cost $1,103,657,148)	1,214,971,880

Shares	Common Stock (17.7%)	Value
Consumer Discretionary (2.4%)
4,850	Aaron’s, Inc.	$117,952
20,406	Amazon.com, Inc.[k]	6,579,711
12,500	Apollo Group, Inc.[k]	314,375
10,400	AutoZone, Inc.[k]	5,300,464
5,900	Bank Mandiri Persero Tbk PTk	148,621
20,450	Barnes & Noble, Inc.[k]	403,683
38,900	Best Buy Company, Inc.	1,306,651
3,000	Big Lots, Inc.	129,150
5,200	BJ’s Restaurants, Inc.[k]	187,148
3,850	BorgWarner, Inc.	202,548
2,650	Brinker International, Inc.	134,593
39,200	Cablevision Systems Corporation[g]	686,392
6,550	Carnival Corporation	263,113
17,250	Cato Corporation	594,435
57,050	CBS Corporation	3,052,175
3,700	Charter Communications, Inc.[k]	560,069
16,710	Cheesecake Factory, Inc.	760,305
5,400	Children’s Place Retail Stores, Inc.	257,364
8,650	Coinstar, Inc.[k]	485,265
169,913	Comcast Corporation	9,137,921
7,500	Crocs, Inc.[k]	94,350
73,619	Delphi Automotive plc	4,515,789
3,900	DeVry Education Group, Inc.	166,959
9,750	DISH Network Corporation[k]	629,655
24,150	Dollar Tree, Inc.[k]	1,354,090
49,750	Ford Motor Company	735,802
6,700	General Motors Company	213,998
7,750	G-III Apparel Group, Ltd.[k]	642,165
5,575	Harman International Industries, Inc.	546,573
53,800	Home Depot, Inc.	4,935,612
21,010	Houghton Mifflin Harcourt Company[k]	408,434
7,300	Iconix Brand Group, Inc.[k]	269,662
15,206	Ignite Restaurant Group, Inc.[k]	91,236
5,650	iRobot Corporation[g,k]	172,043
10,350	Kirkland’s, Inc.[k]	166,739
74,350	Kohl’s Corporation	4,537,580
76,126	Las Vegas Sands Corporation	4,735,798
14,150	Liberty Interactive Corporation[k]	403,558
116,830	Lowe’s Companies, Inc.	6,182,644
22,450	Macy’s, Inc.	1,306,141
4,800	Marriott Vacations Worldwide Corporation[k]	304,368
23,487	MDC Partners, Inc.	450,716
350	Michael Kors Holdings, Ltd.[k]	24,987
11,800	Nautilus, Inc.[k]	141,246
53,700	NIKE, Inc.	4,790,040
25,590	NutriSystem, Inc.	393,318
6,600	Omnicom Group, Inc.	454,476
16,050	Orbitz Worldwide, Inc.[k]	126,314
5,810	Papa John’s International, Inc.	232,342
7,250	PetSmart, Inc.	508,152
20,100	Ruby Tuesday, Inc.[k]	118,389
13,650	Scientific Games Corporation[g,k]	147,011
5,450	Scripps Networks Interactive, Inc.	425,591
19,700	Select Comfort Corporation[k]	412,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (17.7%)	Value
Consumer Discretionary (2.4%) - continued
9,650	Smith & Wesson Holding Corporation[g,k]	$91,096
68,950	Starbucks Corporation	5,202,967
27,940	Time Warner Cable, Inc.	4,009,111
11,550	Toll Brothers, Inc.[k]	359,898
29,730	Tuesday Morning Corporation[k]	576,911
6,350	Ulta Salon Cosmetics & Fragrance, Inc.[k]	750,380
12,400	Wyndham Worldwide Corporation	1,007,624
7,400	Zumiez, Inc.[k]	207,940

	Total	83,465,764

Consumer Staples (0.6%)
26,900	Anheuser-Busch InBev NV ADR	2,981,865
9,686	Annie’s, Inc.[k]	444,587
2,650	Coca-Cola Enterprises, Inc.	117,554
3,250	Colgate-Palmolive Company	211,965
104,670	CVS Health Corporation	8,330,685
3,250	Green Mountain Coffee Roasters, Inc.	422,923
4,350	Ingredion, Inc.	329,686
19,850	Kimberly-Clark Corporation	2,135,264
3,150	Kroger Company	163,800
3,050	Molson Coors Brewing Company	227,042
76,839	Mondelez International, Inc.	2,632,888
5,686	Pantry, Inc.[k]	115,028
22,258	Philip Morris International, Inc.	1,856,317
4,150	Pilgrim’s Pride Corporation[k]	126,824
5,150	Pinnacle Foods, Inc.	168,148
90,350	Rite Aid Corporation[k]	437,294
11,600	Wal-Mart Stores, Inc.	887,052
26,220	WhiteWave Foods Company[k]	952,573
9,900	Whole Foods Market, Inc.	377,289

	Total	22,918,784

Energy (2.8%)
1,670	Atwood Oceanics, Inc.[k]	72,962
4,350	Baker Hughes, Inc.	283,011
45,615	Cabot Oil & Gas Corporation	1,491,154
127,535	Cameron International Corporation[k]	8,465,773
32,500	Canadian Natural Resources, Ltd.	1,262,300
6,650	Chesapeake Energy Corporation	152,884
41,950	Chevron Corporation	5,005,474
820	Cimarex Energy Company	103,755
124,450	Cobalt International Energy, Inc.[k]	1,692,520
14,850	Comstock Resources, Inc.	276,507
9,980	Concho Resources, Inc.[k]	1,251,392
2,600	ConocoPhillips	198,952
4,820	Denbury Resources, Inc.	72,445
600	Energen Corporation	43,344
8,550	Energy XXI, Ltd.[g]	97,043
1,150	Ensco plc	47,506
87,032	EOG Resources, Inc.	8,617,909
60,809	EQT Corporation	5,566,456
2,850	Exterran Holdings, Inc.	126,284
42,850	Exxon Mobil Corporation	4,030,042
5,400	Green Plains, Inc.	201,906
3,100	Gulfmark Offshore, Inc.	97,185

Shares	Common Stock (17.7%)	Value
Energy (2.8%) - continued
675	Gulfport Energy Corporation[k]	$36,045
108,200	Halcon Resources Corporation[g,k]	428,472
1,150	Helmerich & Payne, Inc.	112,550
2,900	Hess Corporation	273,528
1,835	HollyFrontier Corporation	80,153
12,700	Kosmos Energy, Ltd.[k]	126,492
264,163	Marathon Oil Corporation	9,929,887
25,350	Marathon Petroleum Corporation	2,146,385
11,240	Market Vectors Oil Service ETF	557,616
32,150	Nabors Industries, Ltd.	731,734
27,050	National Oilwell Varco, Inc.	2,058,505
1,900	Noble Corporation	42,218
1,300	Noble Energy, Inc.	88,868
53,440	Oasis Petroleum, Inc.[k]	2,234,326
11,300	Occidental Petroleum Corporation	1,086,495
1,240	Oceaneering International, Inc.	80,811
1,080	Oil States International, Inc.[k]	66,852
633	Paragon Offshore plc[k]	3,893
22,100	Patterson-UTI Energy, Inc.	718,913
108,450	Petroleo Brasileiro SA ADR[g]	1,538,906
405	Pioneer Natural Resources Company	79,773
3,700	QEP Resources, Inc.	113,886
840	Range Resources Corporation	56,960
7,390	Rex Energy Corporation[k]	93,631
5,160	Rosetta Resources, Inc.[k]	229,930
66,950	Rowan Companies plc	1,694,504
20,400	SandRidge Energy, Inc.[g,k]	87,516
110,050	Schlumberger, Ltd.	11,190,984
7,250	Seadrill, Ltd.	194,010
17,160	SM Energy Company	1,338,480
74,450	Southwestern Energy Company[k]	2,602,027
34,400	Suncor Energy, Inc. ADR	1,243,560
11,530	Superior Energy Services, Inc.	378,991
130,150	Total SA ADR[g]	8,388,168
18,515	Trinidad Drilling, Ltd.	138,703
364,111	Weatherford International, Ltd.[k]	7,573,509
4,750	Whiting Petroleum Corporation[k]	368,363
5,900	WPX Energy, Inc.[k]	141,954

	Total	97,414,402

Financials (2.9%)
21,050	ACE, Ltd.	2,207,514
2,393	Affiliated Managers Group, Inc.[k]	479,461
10,920	Allied World Assurance Company Holdings AG	402,293
39,330	Allstate Corporation	2,413,682
4,330	American Assets Trust, Inc.	142,760
23,000	American International Group, Inc.	1,242,460
13,600	AmTrust Financial Services, Inc.[g]	541,552
2,760	Argo Group International Holdings, Ltd.	138,856
3,500	Assurant, Inc.	225,050
5,690	Assured Guaranty, Ltd.	126,090
372,950	Bank of America Corporation	6,358,797
5,250	Banner Corporation	201,968
14,590	BBCN Bancorp, Inc.	212,868
25,650	Berkshire Hathaway, Inc.[k]	3,543,291

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (17.7%)	Value
Financials (2.9%) - continued
66,300	Blackstone Group, LP	$2,087,124
9,600	Boston Private Financial Holdings, Inc.	118,944
4,800	Camden Property Trust	328,944
42,500	Capital One Financial Corporation	3,468,850
5,650	Cash America International, Inc.	247,470
3,950	CBRE Group, Inc.[k]	117,473
193,798	Citigroup, Inc.	10,042,612
3,662	CNA Financial Corporation	139,266
31,500	CNO Financial Group, Inc.	534,240
72,650	Comerica, Inc.	3,622,329
8,450	Crown Castle International Corporation	680,478
6,750	DDR Corporation	112,928
49,705	Deutsche Bank AG	1,732,716
5,550	Digital Realty Trust, Inc.	346,209
10,200	Discover Financial Services	656,778
17,900	Duke Realty Corporation	307,522
14,040	Education Realty Trust, Inc.	144,331
2,640	Extra Space Storage, Inc.	136,145
9,150	FBR & Company[k]	251,808
23,050	First Horizon National Corporation	283,054
50,950	First Niagara Financial Group, Inc.	424,414
12,400	First Republic Bank	612,312
15,400	Fulton Financial Corporation	170,632
8,557	Gaming and Leisure Properties, Inc.	264,411
5,100	General Growth Properties, Inc.	120,105
22,100	Government Properties Income Trust	484,211
17,550	Green Dot Corporation[k]	371,007
19,580	Hanmi Financial Corporation	394,733
3,600	Hanover Insurance Group, Inc.	221,112
12,658	HCC Insurance Holdings, Inc.	611,255
21,798	Host Hotels & Resorts, Inc.	464,951
173,250	Huntington Bancshares, Inc.	1,685,722
113,100	Invesco, Ltd.	4,465,188
77,000	iShares Barclays 1-3 Year Credit Bond Fund	8,106,560
11,180	iShares Russell 2000 Index Fund	1,222,533
55,464	J.P. Morgan Chase & Company	3,341,151
28,600	KeyCorp	381,238
10,888	Lazard, Ltd.	552,022
3,550	M&T Bank Corporation	437,680
15,750	MBIA, Inc.[k]	144,585
105,920	MetLife, Inc.	5,690,022
2,250	Mid-America Apartment Communities, Inc.	147,713
148,760	Morgan Stanley	5,142,633
14,450	NASDAQ OMX Group, Inc.	612,969
7,900	Northern Trust Corporation	537,437
7,020	PacWest Bancorp	289,435
7,290	Parkway Properties, Inc.	136,906
11,050	Pebblebrook Hotel Trust	412,607
19,300	Popular, Inc.[k]	568,096
11,850	Prudential Financial, Inc.	1,042,089
5,350	RLJ Lodging Trust	152,315

Shares	Common Stock (17.7%)	Value
Financials (2.9%) - continued
1,550	Sovran Self Storage, Inc.	$115,258
150,250	SPDR Euro Stoxx 50 ETF	5,964,925
42,009	SPDR S&P 500 ETF Trust	8,276,613
8,600	Sunstone Hotel Investors, Inc.	118,852
16,290	SVB Financial Group[k]	1,825,946
17,400	Synovus Financial Corporation	411,336
13,973	Terreno Realty Corporation	263,112
2,530	Texas Capital Bancshares, Inc.[k]	145,930
8,050	W.R. Berkley Corporation	384,790
47,445	Wells Fargo & Company	2,460,972
11,140	Western Alliance Bancorp[k]	266,246
4,500	Weyerhaeuser Company	143,370
18,550	Zions Bancorporation	539,063

	Total	103,720,320

Health Care (2.5%)
2,450	Abaxis, Inc.	124,240
5,250	Abbott Laboratories	218,347
4,000	Acceleron Pharma, Inc.[g],[k]	120,960
14,550	Acorda Therapeutics, Inc.[k]	492,954
20,500	Actavis, Inc.[k]	4,946,240
24,900	Aetna, Inc.	2,016,900
37,950	Affymetrix, Inc.[g],[k]	302,841
9,380	Akorn, Inc.[k]	340,213
2,650	Alexion Pharmaceuticals, Inc.[k]	439,423
4,310	Align Technology, Inc.[k]	222,741
30,000	Allscripts Healthcare Solutions, Inc.[k]	402,450
28,400	Amgen, Inc.	3,989,064
12,350	AMN Healthcare Services, Inc.[k]	193,895
3,300	AmSurg Corporation[k]	165,165
63,780	Baxter International, Inc.	4,577,491
1,450	Biogen Idec, Inc.[k]	479,674
20,600	BioScrip, Inc.[g],[k]	142,346
127,850	Boston Scientific Corporation[k]	1,509,908
7,200	Bruker Corporation[k]	133,308
3,272	C.R. Bard, Inc.	466,947
16,050	Cardinal Health, Inc.	1,202,466
16,550	Centene Corporation[k]	1,368,851
107,350	Cerner Corporation[k]	6,394,839
3,400	Charles River Laboratories International, Inc.[k]	203,116
3,850	Community Health Systems, Inc.[k]	210,942
44,450	Covidien plc	3,845,370
10,800	DENTSPLY International, Inc.	492,480
12,300	Endo International plc[k]	840,582
15,680	ExamWorks Group, Inc.[k]	513,520
30,100	Express Scripts Holding Company[k]	2,125,963
109,950	Gilead Sciences, Inc.[k]	11,704,177
2,500	Greatbatch, Inc.[k]	106,525
4,650	HCA Holdings, Inc.[k]	327,918
36,350	Hologic, Inc.[k]	884,395
5,000	Illumina, Inc.[k]	819,600
78,426	Johnson & Johnson	8,359,427
2,200	Mallinckrodt, LLC[k]	198,330
6,450	McKesson Corporation	1,255,621
9,800	Medicines Company[k]	218,736
135,020	Merck & Company, Inc.	8,003,986
7,700	Molina Healthcare, Inc.[k]	325,710

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (17.7%)	Value
Health Care (2.5%) - continued
9,650	Neurocrine Biosciences, Inc.[k]	$151,216
27,850	Novavax, Inc.[g],[k]	116,135
13,813	NuVasive, Inc.[k]	481,659
15,750	PAREXEL International Corporation[k]	993,668
11,750	PerkinElmer, Inc.	512,300
83,700	Pfizer, Inc.	2,475,009
5,650	PharMerica Corporation[k]	138,030
3,250	Providence Service Corporation[k]	157,235
5,000	Qiagen NVg,[k]	113,850
3,400	Quintiles Transnational Holdings, Inc.[k]	189,652
17,200	Spectrum Pharmaceuticals, Inc.[g],[k]	140,008
4,420	Teleflex, Inc.	464,277
1,150	Thermo Fisher Scientific, Inc.	139,955
57,858	UnitedHealth Group, Inc.	4,990,252
11,350	Universal Health Services, Inc.	1,186,075
47,600	Vertex Pharmaceuticals, Inc.[k]	5,345,956
14,500	Volcano Corporation[k]	154,280
3,500	Waters Corporation[k]	346,920
7,500	WellPoint, Inc.	897,150

	Total	89,681,288

Industrials (1.6%)
3,150	3M Company	446,292
4,450	AAR Corporation	107,467
18,650	ADT Corporation[g]	661,329
6,500	Apogee Enterprises, Inc.	258,700
48,300	Boeing Company	6,152,454
6,799	Briggs & Stratton Corporation	122,518
7,450	Caterpillar, Inc.	737,773
9,140	CLARCOR, Inc.	576,551
133,700	CSX Corporation	4,286,422
4,770	Curtiss-Wright Corporation	314,438
182,850	Delta Air Lines, Inc.	6,610,028
15,240	EMCOR Group, Inc.	608,990
3,630	Esterline Technologies Corporation[k]	403,910
15,400	Federal Signal Corporation	203,896
6,450	Flowserve Corporation	454,854
91,200	Fluor Corporation	6,091,248
5,190	GATX Corporation	302,940
5,300	General Cable Corporation	79,924
9,873	Granite Construction, Inc.	314,060
18,000	Hertz Global Holdings, Inc.[k]	457,020
15,350	HNI Corporation	552,447
38,361	Honeywell International, Inc.	3,572,176
5,050	Huntington Ingalls Industries, Inc.	526,261
57,400	Ingersoll-Rand plc	3,235,064
12,250	Insperity, Inc.	334,915
37,363	Interface, Inc.	603,039
38,250	Jacobs Engineering Group, Inc.[k]	1,867,365
19,000	KAR Auction Services, Inc.	543,970
16,260	Korn/Ferry International[k]	404,874
13,770	Landstar System, Inc.	994,056
2,654	Manitowoc Company, Inc.	62,236
4,000	Manpower, Inc.	280,400
9,350	Meritor, Inc.[k]	101,448
2,550	Old Dominion Freight Line, Inc.[k]	180,132

Shares	Common Stock (17.7%)	Value
Industrials (1.6%) - continued
20,167	Oshkosh Corporation	$890,373
4,302	Parker Hannifin Corporation	491,073
32,140	Pentair, Ltd.	2,104,849
8,146	Progressive Waste Solutions, Ltd.	209,922
10,850	Quanta Services, Inc.[k]	393,747
12,730	Ritchie Brothers Auctioneers, Inc.	285,025
80,800	Southwest Airlines Company	2,728,616
3,600	Spirit Aerosystems Holdings, Inc.[k]	137,016
5,730	Tennant Company	384,426
62,000	Union Pacific Corporation	6,722,040
2,700	United Technologies Corporation	285,120
3,550	WABCO Holdings, Inc.[k]	322,873

	Total	57,404,277

Information Technology (3.9%)
21,400	Akamai Technologies, Inc.[k]	1,279,720
1,800	Alibaba Group Holding, Ltd.[k]	159,930
3,500	Alliance Data Systems Corporation[k]	868,945
12,350	Amdocs, Ltd.	566,618
191,234	Apple, Inc.	19,266,825
36,855	Applied Materials, Inc.	796,437
25,700	Arris Group, Inc.[k]	728,723
15,300	Aspen Technology, Inc.[k]	577,116
74,920	Atmel Corporation[k]	605,354
7,000	AVG Technologies NVk	116,060
5,600	Booz Allen Hamilton Holding Corporation	131,040
35,950	Broadcom Corporation	1,453,099
14,770	Broadridge Financial Solutions, Inc.	614,875
61,650	Brocade Communications Systems, Inc.	670,135
11,900	CDW Corporation	369,495
6,500	Cirrus Logic, Inc.[k]	135,525
338,460	Cisco Systems, Inc.	8,519,038
21,150	Citrix Systems, Inc.[k]	1,508,841
14,000	Computer Sciences Corporation	856,100
91,900	Corning, Inc.	1,777,346
12,050	Digital River, Inc.[k]	174,966
6,850	Diodes, Inc.[k]	163,852
7,770	DST Systems, Inc.	652,058
50,200	eBay, Inc.[k]	2,842,826
15,250	Electronic Arts, Inc.[k]	543,052
337,050	EMC Corporation	9,862,083
76,100	Emulex Corporation[k]	375,934
96,350	Facebook, Inc.[k]	7,615,504
31,800	Fairchild Semiconductor International, Inc.[k]	493,854
3,320	FEI Company	250,394
9,269	Google, Inc.[k]	5,351,550
10,519	Google, Inc., Class Ak	6,189,485
7,130	Guidewire Software, Inc.[k]	316,144
3,400	iGATE Corporation[k]	124,848
20,650	Infinera Corporation[k]	220,336
22,300	Inphi Corporation[k]	320,674
3,250	International Business Machines Corporation	616,947

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (17.7%)	Value
Information Technology (3.9%) - continued
70,957	Juniper Networks, Inc.	$1,571,698
16,363	Lexmark International, Inc.[g]	695,427
15,900	LinkedIn Corporation[k]	3,303,861
8,650	Liquidity Services, Inc.[k]	118,938
37,600	Marvell Technology Group, Ltd.	506,848
52,100	MasterCard, Inc.	3,851,232
1,280	Measurement Specialties, Inc.[k]	109,581
32,480	Microsoft Corporation	1,505,773
215,137	NetApp, Inc.	9,242,286
45,106	NVIDIA Corporation	832,206
94,300	Oracle Corporation	3,609,804
10,937	Plantronics, Inc.	522,570
10,150	Polycom, Inc.[k]	124,693
87,277	QUALCOMM, Inc.	6,525,701
8,700	Red Hat, Inc.[k]	488,505
73,850	Salesforce.com, Inc.[k]	4,248,590
12,900	Sanmina Corporation[k]	269,094
54,269	Sonus Networks, Inc.[k]	185,600
12,150	SunPower Corporation[g,k]	411,642
16,000	Symantec Corporation	376,160
6,450	Take-Two Interactive Software, Inc.[k]	148,801
61,200	Teradata Corporation[k]	2,565,504
22,153	Teradyne, Inc.	429,547
105,080	Texas Instruments, Inc.	5,011,265
9,280	Textura Corporation[g,k]	244,992
14,250	Ubiquiti Networks, Inc.[g,k]	534,803
5,500	Unisys Corporation[k]	128,755
13,069	Virtusa Corporation[k]	464,734
18,700	Visa, Inc.	3,990,019
60,050	VMware, Inc.[g,k]	5,635,092
1,495	WebMD Health Corporation[k]	62,506
2,250	Workday, Inc.[k]	185,625
77,600	Xerox Corporation	1,026,648

	Total	136,044,229

Materials (0.5%)
4,000	Agnico Eagle Mines, Ltd.	116,120
24,400	Alcoa, Inc.	392,596
2,800	Avery Dennison Corporation	125,020
3,900	Ball Corporation	246,753
23,850	Barrick Gold Corporation	349,641
33,600	Celanese Corporation	1,966,272
1,750	Compass Minerals International, Inc.	147,490
9,850	Crown Holdings, Inc.[k]	438,522
50,410	Dow Chemical Company	2,643,500
5,870	Eagle Materials, Inc.	597,742
5,800	Eastman Chemical Company	469,162
13,650	Eldorado Gold Corporation	92,001
3,100	Franco-Nevada Corporation	151,528
34,900	Freeport-McMoRan, Inc.	1,139,485
16,600	Goldcorp, Inc.	382,298
23,750	Graphic Packaging Holding Company[k]	295,213
2,508	H.B. Fuller Company	99,568
12,310	Horsehead Holding Corporation[k]	203,484
3,200	Innophos Holdings, Inc.	176,288
11,950	International Paper Company	570,493
22,500	Kinross Gold Corporation[k]	74,250
1,200	Martin Marietta Materials, Inc.	154,728

Shares	Common Stock (17.7%)	Value
Materials (0.5%) - continued
11,540	Materials Select Sector SPDR Fund	$572,269
4,250	MeadWestvaco Corporation	173,995
10,050	Newmont Mining Corporation	231,652
37,720	Nucor Corporation	2,047,442
17,250	Owens-Illinois, Inc.[k]	449,362
11,100	Packaging Corporation of America	708,402
3,800	Rock-Tenn Company	180,804
1,400	Royal Gold, Inc.	90,916
5,150	Sealed Air Corporation	179,632
8,954	Silgan Holdings, Inc.	420,838
7,900	Silver Wheaton Corporation	157,447
3,000	Sonoco Products Company	117,870
13,600	Southern Copper Corporation	403,240
26,480	Steel Dynamics, Inc.	598,713
13,800	Teck Resources, Ltd.	260,682
4,450	Tronox, Ltd.	115,923
2,150	U.S. Silica Holdings, Inc.	134,397
2,550	Vulcan Materials Company	153,586
3,000	Worthington Industries, Inc.	111,660
18,200	Yamana Gold, Inc.	109,200

	Total	18,050,184

Telecommunications Services (0.2%)
28,900	AT&T, Inc.	1,018,436
7,715	Cogent Communications Holdings	259,301
82,189	Verizon Communications, Inc.	4,108,628
34,050	Vonage Holdings Corporation[k]	111,684

	Total	5,498,049

Utilities (0.3%)
5,000	Atmos Energy Corporation	238,500
2,300	Edison International, Inc.	128,616
2,910	Laclede Group, Inc.	135,024
53,640	NiSource, Inc.	2,198,167
13,310	NorthWestern Corporation	603,742
109,550	PG&E Corporation	4,934,132
4,100	Portland General Electric Company	131,692
10,250	Public Service Enterprise Group, Inc.	381,710
8,000	Southern Company	349,200
12,150	Wisconsin Energy Corporation[g]	522,450

	Total	9,623,233

	Total Common Stock (cost $518,013,133)	623,820,530

Shares	Collateral Held for Securities Loaned (0.8%)	Value
27,823,120	Thrivent Cash Management Trust	27,823,120

	Total Collateral Held for Securities Loaned (cost $27,823,120)	27,823,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (18.9%)[l]	Value
	Federal Agricultural Mortgage Corporation Discount Notes
13,000,000	0.070%, 11/20/2014	$12,998,736
	Federal Home Loan Bank Discount Notes
10,000,000	0.043%, 10/3/2014	9,999,976
2,000,000	0.075%, 10/8/2014	1,999,971
52,000,000	0.074%, 10/10/2014	51,999,039
6,683,000	0.072%, 10/15/2014[m]	6,682,812
52,000,000	0.080%, 10/17/2014	51,998,147
14,000,000	0.060%, 10/22/2014	13,999,510
7,000,000	0.055%, 10/24/2014	6,999,754
44,100,000	0.071%, 10/29/2014[m]	44,097,562
12,000,000	0.085%, 10/31/2014	11,999,150
38,000,000	0.078%, 11/5/2014	37,997,107
53,000,000	0.051%, 11/12/2014	52,996,861
33,000,000	0.043%, 11/14/2014[m]	32,998,258
47,800,000	0.046%, 11/19/2014	47,796,977
73,000,000	0.025%, 11/21/2014	72,997,415
30,000,000	0.020%, 11/26/2014	29,999,067
7,000,000	0.070%, 12/3/2014	6,999,139
30,000,000	0.070%, 12/5/2014[m]	29,996,208
25,000,000	0.050%, 12/17/2014	24,997,326
25,000,000	0.034%, 12/24/2014	24,998,017
3,000,000	0.035%, 12/26/2014	2,999,749
	Federal Home Loan Mortgage Corporation Discount Notes
2,000,000	0.068%, 11/17/2014	1,999,822
2,000,000	0.065%, 11/20/2014	1,999,819
14,000,000	0.064%, 11/24/2014	13,998,653
2,000,000	0.030%, 12/10/2014	1,999,883
	Federal National Mortgage Association Discount Notes
18,000,000	0.075%, 10/14/2014	17,999,513
28,000,000	0.070%, 10/29/2014	27,998,476
13,778,000	0.075%, 11/12/2014	13,776,794
	Liberty Street Funding, LLC
5,800,000	0.001%, 10/1/2014	5,800,000
	U.S. Treasury Bills
1,500,000	0.011%, 11/6/2014[n]	1,499,983

	Total Short-Term Investments (at amortized cost)	664,623,724

	Total Investments (cost $3,728,700,419) 112.4%	$3,952,865,028

	Other Assets and Liabilities, Net (12.4%)	(435,659,713)

	Total Net Assets 100.0%	$3,517,205,315

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $118,758,629 or 3.4% of total net assets.

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
f

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

g	All or a portion of the security is on loan.
h

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

i	Security is fair valued.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At September 30, 2014, $21,498,675 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
n	At September 30, 2014, $1,019,989 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Portfolio owned as of September 30, 2014.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$824,587
Apidos CLO XVIII, 7/22/2026	6/25/2014	822,937
Babson CLO, Ltd., 10/17/2026	8/15/2014	824,588
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	825,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	824,167
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	825,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	825,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	825,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	825,000
CoBank ACB, 6/15/2022	10/18/2013	370,963
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	825,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	1,256,684
FNA Trust, 1/10/2018	4/29/2013	691,695
JBS Finance II, Ltd., 1/29/2018	8/11/2014	1,532,702
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	898,920
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	700,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	825,000
Oscar U.S. Funding Trust, 4/15/2019	9/19/2014	649,841
OZLM VIII, Ltd., 10/17/2026	8/7/2014	820,298
Symphony CLO, Ltd., 1/9/2023	9/15/2014	825,000
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	823,762

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$243,820,697
Gross unrealized depreciation	(19,656,088)

Net unrealized appreciation (depreciation)	$224,164,609

Cost for federal income tax purposes	$3,728,700,419

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	9,208,154	–	9,208,154	–
Capital Goods	6,380,535	–	6,380,535	–
Communications Services	52,365,295	–	47,951,195	4,414,100
Consumer Cyclical	30,057,393	–	28,141,853	1,915,540
Consumer Non-Cyclical	19,864,406	–	17,196,644	2,667,762
Energy	10,132,437	–	9,622,440	509,997
Financials	9,107,289	–	6,679,544	2,427,745
Technology	5,720,710	–	5,720,710	–
Transportation	5,926,381	–	5,926,381	–
Utilities	4,973,397	–	4,973,397	–
Long-Term Fixed Income
Asset-Backed Securities	60,205,914	–	57,600,530	2,605,384
Basic Materials	16,346,999	–	16,346,999	–
Capital Goods	12,683,592	–	12,683,592	–
Collateralized Mortgage Obligations	51,808,139	–	49,333,139	2,475,000
Commercial Mortgage-Backed
Securities	48,302,407	–	48,302,407	–
Communications Services	45,679,977	–	45,679,977	–
Consumer Cyclical	25,332,495	–	25,332,495	–
Consumer Non-Cyclical	38,207,803	–	38,207,803	–
Energy	31,486,776	–	31,486,776	–
Financials	126,401,799	–	125,403,591	998,208
Foreign Government	2,800,367	–	2,800,367	–
Mortgage-Backed Securities	435,034,474	–	435,034,474	–
Technology	13,863,063	–	13,863,063	–
Transportation	7,757,207	–	7,757,207	–
U.S. Government and Agencies	323,838,785	–	323,838,785	–
Utilities	28,139,980	–	28,139,980	–
Mutual Funds
Equity Mutual Funds	473,767,588	473,767,588	–	–
Fixed Income Mutual Funds	741,204,292	741,204,292	–	–
Common Stock
Consumer Discretionary	83,465,764	83,465,764	–	–
Consumer Staples	22,918,784	22,918,784	–	–
Energy	97,414,402	97,275,699	138,703	–
Financials	103,720,320	103,720,320	–	–
Health Care	89,681,288	89,681,288	–	–
Industrials	57,404,277	57,404,277	–	–
Information Technology	136,044,229	136,044,229	–	–
Materials	18,050,184	18,050,184	–	–
Telecommunications Services	5,498,049	5,498,049	–	–
Utilities	9,623,233	9,623,233	–	–
Collateral Held for Securities Loaned	27,823,120	27,823,120	–	–
Short-Term Investments	664,623,724	–	664,623,724	–

Total	$3,952,865,028	$1,866,476,827	$2,068,374,465	$18,013,736

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,068,804	2,068,804	–	–

Total Asset Derivatives	$2,068,804	$2,068,804	$–	$–

Liability Derivatives
Futures Contracts	5,394,038	5,230,811	163,227	–

Total Liability Derivatives	$5,394,038	$5,230,811	$163,227	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(2,245)	December 2014	($491,507,840)	($491,304,218)	$203,622
5-Yr. U.S. Treasury Bond Futures	(140)	December 2014	(16,550,625)	(16,556,093)	(5,468)
10-Yr. U.S. Treasury Bond Futures	590	December 2014	73,485,744	73,537,971	52,227
30-Yr. U.S. Treasury Bond Futures	1,455	December 2014	201,593,936	200,653,594	(940,342)
Eurex EURO STOXX 50 Futures	3,258	December 2014	131,967,933	131,804,706	(163,227)
Mini MSCI EAFE Index Futures	613	December 2014	58,082,820	56,386,805	(1,696,015)
Russell 2000 Index Mini-Futures	335	December 2014	39,112,021	36,736,101	(2,375,920)
S&P 400 Index Mini-Futures	(255)	December 2014	(36,374,538)	(34,817,700)	1,556,838
S&P 500 Index Futures	(44)	December 2014	(21,876,617)	(21,620,500)	256,117
Ultra Long Term U.S. Treasury Bond Futures	206	December 2014	31,628,066	31,415,000	(213,066)
Total Futures Contracts					($3,325,234)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Partner Small Cap Value	$36,890,762	$1,033,546	$–	1,342,036	$34,480,671	$80,116
Small Cap Stock	28,794,314	376,899	–	1,641,909	27,971,234	62,683
Partner Mid Cap Value	41,896,321	6,083,899	–	2,622,430	45,029,489	281,639
Mid Cap Stock	52,035,964	2,625,857	–	3,088,876	55,396,206	172,923
Partner Worldwide Allocation	158,823,593	3,228,228	–	16,163,017	155,779,155	3,228,228
Large Cap Value	120,211,070	1,533,344	–	7,807,552	126,362,114	1,533,344
Large Cap Stock	27,333,984	247,913	–	2,334,504	28,748,719	247,913
High Yield	98,379,586	4,371,239	4,037,690	19,472,626	97,183,984	4,370,946
Income	249,327,543	10,212,290	17,335,704	23,427,654	245,542,903	7,127,751
Limited Maturity Bond	415,677,168	5,266,735	23,295,167	40,505,139	398,477,405	5,274,290
Cash Management Trust- Collateral Investment	53,397,848	148,868,488	174,443,216	27,823,120	27,823,120	128,544
Total Value and Income Earned	1,282,768,153				1,242,795,000	22,508,377

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (11.2%)[a]	Value
Basic Materials (0.8%)
	Alpha Natural Resources, Inc., Term Loan
$59,547	3.500%, 5/22/2020	$53,046
	Fortescue Metals Group, Ltd., Term Loan
119,618	3.750%, 6/30/2019	116,983
	Ineos Group Holdings, Ltd., Term Loan
106,647	3.750%, 5/4/2018	104,351
	NewPage Corporation, Term Loan
135,000	9.500%, 2/11/2021	134,865
	Tronox Pigments BV, Term Loan
114,228	4.000%, 3/19/2020	113,244
	Wausau Paper Corporation, Term Loan
74,813	6.500%, 7/30/2020	73,503

	Total	595,992

Capital Goods (0.6%)
	ADS Waste Holdings, Inc., Term Loan
106,643	3.750%, 10/9/2019	103,657
	Berry Plastics Group, Inc., Term Loan
78,260	3.500%, 2/8/2020	76,152
	Rexnord, LLC, Term Loan
106,920	4.000%, 8/21/2020	105,068
	Silver II Borrower, Term Loan
102,326	4.000%, 12/13/2019	100,439
	STHI Holding Corporation, Term Loan
100,000	4.500%, 8/6/2021[b,c]	99,063

	Total	484,379

Communications Services (3.4%)
	Atlantic Broadband Penn, LLC, Term Loan
49,861	3.250%, 11/30/2019	48,677
	Birch Communication Inc., Term Loan
110,000	7.750%, 7/17/2020	107,250
	Cengage Learning Aquisitions, Term Loan
89,550	7.000%, 3/31/2020	89,358
	Charter Communications Operating, LLC, Term Loan
25,934	3.000%, 7/1/2020	25,147
53,325	3.000%, 1/3/2021	51,681
	Cincinnati Bell, Inc., Term Loan
106,920	4.000%, 9/10/2020	105,851
	Clear Channel Communications, Inc., Term Loan
108,000	6.904%, 1/30/2019	103,063
	Cumulus Media Holdings, Inc., Term Loan
59,879	4.250%, 12/23/2020[b,c]	58,806

Principal Amount	Bank Loans (11.2%)[a]	Value
Communications Services (3.4%) - continued
	Fairpoint Communications, Term Loan
$106,646	7.500%, 2/14/2019	$108,047
	Grande Communications Networks, LLC, Term Loan
106,651	4.500%, 5/29/2020	105,984
	Gray Television, Inc., Term Loan
74,820	3.750%, 6/13/2021[b,c]	73,605
	IMG Worldwide, Inc., Term Loan
89,775	5.250%, 5/6/2021	88,316
	Integra Telecom Holdings, Inc., Term Loan
106,647	5.250%, 2/22/2019	105,747
	Intelsat Jackson Holdings SA, Term Loan
77,173	3.750%, 6/30/2019	75,823
	Level 3 Communications, Inc., Term Loan
79,000	4.000%, 8/1/2019	77,519
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
120,000	4.500%, 1/7/2022	119,000
	LTS Buyer, LLC, Term Loan
89,962	4.000%, 4/13/2020	88,294
	MCC Georgia, LLC, Term Loan
79,800	3.750%, 6/30/2021	79,168
	McGraw-Hill Global Education, LLC, Term Loan
91,263	5.750%, 3/22/2019	91,332
	NEP/NCP Holdco, Inc., Term Loan
106,921	4.250%, 1/22/2020	104,069
	NTelos, Inc., Term Loan
106,640	5.750%, 11/9/2019	106,195
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
115,347	5.500%, 7/31/2018	114,698
	SBA Senior Finance II, LLC, Term Loan
99,750	0.000%, 3/24/2021[b,c]	97,520
	TNS, Inc., Term Loan
81,714	5.000%, 2/14/2020	81,203
	Univision Communications, Inc., Term Loan
106,653	4.000%, 3/1/2020	104,587
	Virgin Media Investment Holdings, Ltd., Term Loan
81,000	3.500%, 6/7/2020	78,791
	WideOpenWest Finance, LLC, Term Loan
93,316	4.750%, 4/1/2019	92,914
	XO Communications, LLC, Term Loan
99,525	4.250%, 3/20/2021[b,c]	98,384
	Yankee Cable Acquisition, LLC, Term Loan
105,969	4.500%, 3/1/2020	105,572

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (11.2%)[a]	Value
Communications Services (3.4%) - continued
	Zayo Group, LLC, Term Loan
$93,308	4.000%, 7/2/2019	$91,838

	Total	2,678,439

Consumer Cyclical (2.0%)
	Amaya Gaming Group, Inc., Term Loan
87,500	5.000%, 8/1/2021	86,265
	Bally Technologies, Inc., Term Loan
63,764	4.250%, 11/25/2020	63,419
	Burlington Coat Factory Warehouse Corporation, Term Loan
92,428	4.250%, 8/13/2021	91,369
	Ceridian Corporation, Term Loan
52,307	4.152%, 5/9/2017	52,078
52,307	4.500%, 5/9/2017	51,653
	Chrysler Group, LLC, Term Loan
89,550	3.250%, 12/31/2018	87,871
	Golden Nugget, Inc., Delayed Draw
19,056	5.500%, 11/21/2019	19,136
	Golden Nugget, Inc., Term Loan
44,464	5.500%, 11/21/2019	44,649
	Hilton Worldwide Finance, LLC, Term Loan
88,850	3.500%, 10/26/2020	87,369
	J.C. Penney Corporation, Inc., Term Loan
106,650	6.000%, 5/22/2018	106,303
	Las Vegas Sands, LLC, Term Loan
79,400	3.250%, 12/19/2020	78,828
	Marina District Finance Company, Inc., Term Loan
89,325	6.750%, 8/15/2018	89,146
	MGM Resorts International, Term Loan
69,915	3.500%, 12/20/2019	68,604
	Michaels Stores, Inc. Term Loan
90,000	4.000%, 1/28/2020	88,937
	Mohegan Tribal Gaming Authority, Term Loan
95,280	5.500%, 11/19/2019	93,494
	Pinnacle Entertainment, Inc., Term Loan
47,825	3.750%, 8/13/2020	47,147
	ROC Finance, LLC, Term Loan
106,920	5.000%, 6/20/2019	102,020
	Scientific Games International, Inc., Term Loan
107,190	4.250%, 10/18/2020	104,980
	Seminole Hard Rock Entertainment, Inc., Term Loan
49,873	0.000%, 5/14/2020[b,c]	48,855

Principal Amount	Bank Loans (11.2%)[a]	Value
Consumer Cyclical (2.0%) - continued
	Seminole Indian Tribe of Florida, Term Loan
$86,613	3.000%, 4/29/2020	$85,936
	Toys R Us, Inc., Term Loan
106,582	5.250%, 5/25/2018	98,277

	Total	1,596,336

Consumer Non-Cyclical (1.4%)
	Albertsons, Inc., Term Loan
156,942	4.750%, 3/21/2019	156,060
	Biomet, Inc., Term Loan
92,964	3.655%, 7/25/2017	92,218
	Catalina Marketing Corporation, Term Loan
89,775	4.500%, 4/9/2021	87,239
	CHS/Community Health Systems, Inc., Term Loan
14,622	3.485%, 1/25/2017	14,534
138,223	4.250%, 1/27/2021	137,717
	Del Monte Corporation, Term Loan
63,705	3.500%, 3/9/2020	61,077
	JBS USA, LLC, Term Loan
71,201	3.750%, 5/25/2018	70,133
9,975	0.000%, 9/18/2020[b,c]	9,825
	Libbey Glass, Inc., Term Loan
74,812	3.750%, 4/9/2021[b,c]	74,018
	Ortho-Clinical Diagnostics, Inc., Term Loan
109,725	4.750%, 6/30/2021	108,302
	Roundy’s Supermarkets, Inc., Term Loan
83,328	5.750%, 3/3/2021	78,710
	Supervalu, Inc., Term Loan
166,259	4.500%, 3/21/2019	163,027
	Visant Corporation, Term Loan
66,506	7.000%, 9/23/2021	65,633

	Total	1,118,493

Energy (0.9%)
	Arch Coal, Inc., Term Loan
156,134	6.250%, 5/16/2018	142,716
	Energy Solutions, LLC, Term Loan
109,725	6.750%, 5/29/2020	111,097
	Exgen Renewables I, LLC, Term Loan
59,500	5.250%, 2/6/2021	59,797
	McJunkin Red Man Corporation, Term Loan
113,925	5.517%, 11/8/2019[b,c]	113,758
	Offshore Group Investment, Ltd., Term Loan
99,520	5.750%, 3/28/2019	95,229
	Pacific Drilling SA, Term Loan
79,987	4.500%, 6/3/2018	77,222

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (11.2%)[a]	Value
Energy (0.9%) - continued
	TerraForm Power Operating, LLC, Term Loan
$109,725	4.750%, 7/23/2019	$109,999

	Total	709,818

Financials (0.7%)
	Delos Finance Sarl, Term Loan
100,000	3.500%, 3/6/2021	98,583
	DJO Finance, LLC, Term Loan
78,262	4.250%, 9/15/2017[b,c]	77,594
	Harland Clarke Holdings Corporation, Term Loan
104,625	7.000%, 5/22/2018	105,475
	MPH Acquisition Holdings, LLC, Term Loan
49,533	4.000%, 3/31/2021	48,326
	TransUnion, LLC, Term Loan
89,550	4.000%, 4/9/2021	88,039
	WaveDivision Holdings, LLC, Term Loan
86,601	4.000%, 10/15/2019	85,086

	Total	503,103

Technology (0.7%)
	Avago Technologies, Ltd., Term Loan
149,625	3.750%, 5/6/2021	148,148
	BMC Software, Inc., Term Loan
103,440	5.000%, 9/10/2020	101,630
	First Data Corporation, Term Loan
108,000	3.655%, 3/23/2018	105,806
	Freescale Semiconductor, Inc., Term Loan
106,653	4.250%, 2/28/2020	104,937
	Infor US, Inc., Term Loan
48,667	3.750%, 6/3/2020	47,521
62,670	3.750%, 6/3/2020	61,202

	Total	569,244

Transportation (0.4%)
	American Airlines, Inc., Term Loan
106,650	3.750%, 6/27/2019	104,677
	Delta Air Lines, Inc., Term Loan
119,383	3.250%, 4/20/2017	117,831
	OSG Bulk Ships, Inc., Term Loan
104,738	5.250%, 8/5/2019	103,996

	Total	326,504

Utilities (0.3%)
	Calpine Corporation, Term Loan
39,982	4.000%, 4/1/2018	39,610
69,475	4.000%, 10/31/2020	68,693

Principal Amount	Bank Loans (11.2%)[a]	Value
Utilities (0.3%) - continued
	Intergen NV, Term Loan
$106,650	5.500%, 6/15/2020	$106,717

	Total	215,020

	Total Bank Loans (cost $8,916,024)	8,797,328

Shares	Common Stock (65.9%)	Value
Consumer Discretionary (6.8%)
250	Amazon.com, Inc.[d]	80,610
6,700	Barnes & Noble, Inc.[d]	132,258
1,900	Bayerische Motoren Werke AG	203,062
5,900	Best Buy Company, Inc.	198,181
4,700	Canon Marketing Japan, Inc.	90,540
4,300	Casio Computer Company, Ltd.	71,858
500	Charter Communications, Inc.[d]	75,685
9,203	Comcast Corporation	494,937
22,300	Dixons Carphone plc	132,217
9,650	Dollar Tree, Inc.[d]	541,076
12,400	EDION Corporation	78,354
8,700	Hakuhodo Dy Holdings, Inc.	88,073
3,100	Hennes & Mauritz AB	128,185
27,212	Home Retail Group plc	73,288
10,000	Honda Motor Company, Ltd.	343,098
27,400	ITV plc	92,000
3,300	Kohl’s Corporation	201,399
7,700	Lowe’s Companies, Inc.	407,484
46,000	Luk Fook Holdings International, Ltd.	133,797
2,450	Madison Square Garden Company[d]	161,994
9,300	Nautilus, Inc.[d]	111,321
1,600	Pandora AS	124,923
1,700	REA Group, Ltd.	64,305
1,200	Renault SA	86,808
800	RTL Group SA	68,501
12,100	Sekisui House, Ltd.	142,608
59,100	Seven West Media, Ltd.	83,079
38,000	SJM Holdings, Ltd.	72,347
21,900	Sky Network Television, Ltd.	107,644
5,100	Societe Television Francaise 1	68,727
7,700	Sumitomo Forestry Company, Ltd.	82,851
5,900	Suzuki Motor Corporation	195,675
5,044	Thomson Reuters Corporation	183,652
35,480	Trinity Mirror plc[d]	97,062
400	Volkswagen AG	82,604

	Total	5,300,203

Consumer Staples (4.7%)
1,300	British American Tobacco plc	73,255
9,241	Coca-Cola Company	394,221
4,000	Coca-Cola Enterprises, Inc.	177,440
5,500	CVS Health Corporation	437,745
6,819	Imperial Tobacco Group plc	293,597
2,680	Interparfums SA	69,020
1,700	Kerry Group plc	120,477
1,700	Nestle SA	124,935
35,200	Nippon Suisan Kaisha, Ltd.[d]	92,719
7,192	Procter & Gamble Company	602,258

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (65.9%)	Value
Consumer Staples (4.7%) - continued
25,750	Rite Aid Corporation[d]	$124,630
8,788	Wal-Mart Stores, Inc.	672,018
3,052	Wesfarmers, Ltd.	112,472
4,550	WhiteWave Foods Company[d]	165,302
4,100	Whole Foods Market, Inc.	156,251
47,000	Wilmar International, Ltd.	113,684

	Total	3,730,024

Energy (7.1%)
700	Anadarko Petroleum Corporation	71,008
3,750	Apache Corporation	352,012
39,947	Bankers Petroleum, Ltd.[d]	192,254
61,200	BP plc	447,696
10,082	BW LPG, Ltd.[e]	127,254
9,800	Cabot Oil & Gas Corporation	320,362
4,600	CAT Oil AG	87,175
11,050	Comstock Resources, Inc.	205,751
14,600	Eni SPA	346,405
3,700	Ensco plc	152,847
5,450	EOG Resources, Inc.	539,659
11,200	ERG SPA	137,997
8,802	Exxon Mobil Corporation	827,828
7,650	Marathon Oil Corporation	287,563
4,864	Pacific Rubiales Energy Corporation	81,563
7,550	Pioneer Energy Services Corporation[d]	105,851
9,600	Royal Dutch Shell plc, Class B	379,524
21,900	Showa Shell Sekiyu KK	208,935
4,750	Southwestern Energy Company[d]	166,012
4,900	Total SA	317,297
2,300	Whiting Petroleum Corporation[d]	178,365

	Total	5,533,358

Financials (13.0%)
9,997	Aberdeen Asia-Pacific Income Fund, Inc.	58,982
3,042	Aflac, Inc.	177,196
11,450	AmTrust Financial Services, Inc.	455,939
3,479	Australia & New Zealand Banking Group, Ltd.	94,045
51,100	Bank Leumi Le-Israel BMd	206,963
1,941	Bank of Nova Scotia	120,053
6,450	Cash America International, Inc.	282,510
19,000	Cheung Kong Holdings, Ltd.	312,549
10,100	Citigroup, Inc.	523,382
2,200	Cohen & Steers REIT and Preferred Income Fund, Inc.	38,434
3,638	Coresite Realty Corporation	119,581
5,100	Discover Financial Services	328,389
1,500	Doubleline Income Solutions Fund	32,475
1,400	Erie Indemnity Company	106,134
9,950	F.N.B. Corporation	119,301
7,300	First Financial Bancorp	115,559
1,895	First Trust High Income Long/ Short Fund	32,386
11,600	Hang Seng Bank, Ltd.	186,144
3,450	Horace Mann Educators Corporation	98,360
42,697	HSBC Holdings plc	433,854

Shares	Common Stock (65.9%)	Value
Financials (13.0%) - continued
16,150	Huntington Bancshares, Inc.	$157,139
4,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	47,200
4,925	iShares J.P. Morgan USD Emerging Markets Bond ETF	555,786
3,870	iShares MSCI Emerging Markets Minimum Volatility ETF	231,426
13,473	iShares S&P U.S. Preferred Stock Index Fund	532,453
73,500	Israel Discount Bank, Ltd.[d]	126,441
14,150	KeyCorp	188,619
3,050	Lazard, Ltd.	154,635
9,600	Maiden Holdings, Ltd.	106,368
11,462	MFS Intermediate Income Trust	57,425
10,400	National Australia Bank, Ltd.	295,814
6,968	Nuveen Quality Preferred Income Fund II	60,691
4,377	PIMCO Dynamic Credit Income Fund	98,351
18,944	PowerShares Preferred Portfolio	273,930
900	Prudential Financial, Inc.	79,146
9,750	Regions Financial Corporation	97,890
6,284	Royal Bank of Canada	449,158
8,700	Sumitomo Mitsui Financial Group, Inc.	354,477
1,300	Swiss Re AG	103,457
7,733	Templeton Global Income Fund	61,477
8,508	Toronto-Dominion Bank	419,873
8,562	U.S. Bancorp	358,148
4,010	Vanguard MSCI Emerging Markets ETF	167,257
1,100	Vanguard Short-Term Corporate Bond ETF	87,857
3,200	W.R. Berkley Corporation	152,960
12,266	Wells Fargo & Company	636,237
3,509	Western Asset Emerging Markets Debt Fund, Inc.	60,039
6,718	Western Asset High Income Opportunity Fund, Inc.	38,897
1,200	Zurich Insurance Group AGd	357,124

	Total	10,152,511

Health Care (8.4%)
6,950	AbbVie, Inc.	401,432
1,700	Actelion, Ltd.	199,114
5,250	Aetna, Inc.	425,250
14,100	Affymetrix, Inc.[d]	112,518
2,506	AmerisourceBergen Corporation	193,714
9,200	Astellas Pharmaceutical, Inc.	137,021
1,300	Bayer AG	180,881
1,150	Biogen Idec, Inc.[d]	380,431
1,232	Boiron SA	102,950
17,650	Boston Scientific Corporation[d]	208,446
6,050	Bruker Corporation[d]	112,016
2,450	Centene Corporation[d]	202,639
1,300	CSL, Ltd.	84,273
2,708	Eli Lilly and Company	175,614
20,230	Fisher & Paykel Healthcare Corporation, Ltd.	81,964
6,137	GlaxoSmithKline plc	140,194
4,450	Globus Medical, Inc.[d]	87,532

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (65.9%)	Value
Health Care (8.4%) - continued
2,650	HCA Holdings, Inc.[d]	$186,878
6,000	Healthways, Inc.[d]	96,120
4,437	ICON plc[d]	253,930
600	Illumina, Inc.[d]	98,352
4,502	Johnson & Johnson	479,868
1,400	Lonza Group AG	168,694
850	McKesson Corporation	165,469
4,500	Medicines Company[d]	100,440
6,700	Merck & Company, Inc.	397,176
3,000	Otsuka Holdings Company, Ltd.	103,405
4,300	PAREXEL International Corporation[d]	271,287
4,350	PharMerica Corporation[d]	106,270
2,500	Quintiles Transnational Holdings, Inc.[d]	139,450
6,000	Recordati SPA	98,131
600	Roche Holding AG - BR	173,477
500	Roche Holding AG - Genusschein	147,652
2,900	WellPoint, Inc.	346,898

	Total	6,559,486

Industrials (6.9%)
3,016	3M Company	427,307
5,000	Abertis Infraestructuras SA	98,598
3,050	Altra Industrial Motion Corporation	88,938
3,800	Caterpillar, Inc.	376,314
3,500	easyJet plc	80,541
23,850	General Electric Company	611,037
200	Georg Fischer AG	117,408
25,000	Hanwa Company, Ltd.	93,497
20,000	Hutchison Whampoa, Ltd.	241,772
18,200	ITOCHU Corporation	222,277
2,400	Kanamoto Company, Ltd.	88,765
8,450	KAR Auction Services, Inc.	241,924
4,800	KONE Oyj	192,171
1,498	Lockheed Martin Corporation	273,804
900	Mabuchi Motor Company, Ltd.	78,522
8,600	Meritor, Inc.[d]	93,310
5,500	Nordex SEd	100,456
649	Northrop Grumman Corporation	85,512
3,000	Patrick Industries, Inc.[d]	127,080
5,550	Quad/Graphics, Inc.	106,838
2,976	Raytheon Company	302,421
2,800	Safran SA	181,535
3,400	Siemens AG	404,575
5,150	Southwest Airlines Company	173,915
1,928	Stantec, Inc.	126,152
28,000	Toda Corporation	140,870
10,000	TOTO, Ltd.	110,016
2,400	Woodward, Inc.	114,288
5,897	WS Atkins plc	125,572

	Total	5,425,415

Information Technology (11.5%)
1,500	Accenture plc	121,980
8,650	Akamai Technologies, Inc.[d]	517,270
2,650	Ambarella, Inc.[d]	115,726
12,700	Apple, Inc.	1,279,525
7,750	Aspen Technology, Inc.[d]	292,330
5,950	AVG Technologies NVd	98,651

Shares	Common Stock (65.9%)	Value
Information Technology (11.5%) - continued
13,600	Broadcom Corporation	$549,712
15,300	Brocade Communications Systems, Inc.	166,311
11,300	Calix, Inc.[d]	108,141
1,300	Cap Gemini SA	93,228
3,606	CGI Group, Inc.[d]	121,837
19,260	Cisco Systems, Inc.	484,774
2,800	Computer Sciences Corporation	171,220
518	Constellation Software, Inc.	130,195
14,400	Corning, Inc.	278,496
7,450	eBay, Inc.[d]	421,894
5,200	Electronic Arts, Inc.[d]	185,172
14,800	EMC Corporation	433,048
3,800	Facebook, Inc.[d]	300,352
9,100	FUJIFILM Holdings NPV	279,617
9,000	Hitachi Kokusai Electric, Inc.	126,913
7,200	Hoya Corporation	241,778
7,700	Juniper Networks, Inc.	170,555
400	Keyence Corporation	173,675
3,100	Lexmark International, Inc.	131,750
3,900	ManTech International Corporation	105,105
10,300	Marvell Technology Group, Ltd.	138,844
2,797	Melexis NV	127,515
5,250	NetApp, Inc.	225,540
3,000	NXP Semiconductors NVd	205,290
3,171	Open Text Corporation	175,404
4,723	Oracle Corporation	180,796
5,400	Pegasystems, Inc.	103,194
9,700	Polycom, Inc.[d]	119,164
1,050	QUALCOMM, Inc.	78,508
7,900	Texas Instruments, Inc.	376,751
2,600	Trend Micro, Inc.	88,097
1,400	Wincor Nixdorf AG	71,598

	Total	8,989,956

Materials (2.3%)
19,500	African Barrick Gold plc	69,168
214,313	Arrium, Ltd.	68,301
214,313	Arrium, Ltd. Rights[d]	188
250,850	Centamin plc	248,674
7,400	Dow Chemical Company	388,056
8,800	James Hardie Industries plc	92,068
87,000	Kobe Steel, Ltd.	141,285
3,450	Newmont Mining Corporation	79,522
4,000	Nippon Paint Company, Ltd.	90,232
7,733	Rio Tinto plc	378,914
3,450	Southern Copper Corporation	102,292
18,000	Tosoh Corporation	73,032
2,600	Voestalpine AG	102,672

	Total	1,834,404

Telecommunications Services (2.7%)
3,509	AT&T, Inc.	123,657
221,200	Bezeq Israel Telecommunication Corporation, Ltd.	381,841
40,156	BT Group plc	246,316
8,000	Nippon Telegraph & Telephone Corporation	496,114
86,000	Singapore Telecommunications, Ltd.	255,997

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (65.9%)	Value
Telecommunications Services (2.7%) - continued
3,758	Verizon Communications, Inc.	$187,862
109,045	Vodafone Group plc	359,326
27,350	Vonage Holdings Corporation[d]	89,708

	Total	2,140,821

Utilities (2.5%)
106,900	A2A SPA	105,678
69,200	Electricidade de Portugal SA	301,759
9,100	Endesa SA	359,379
7,200	Fortum Oyj	175,551
6,000	Gas Natural SDG SA	176,501
12,700	GDF Suez	318,523
29,700	Iberdrola SA	212,294
2,883	Otter Tail Corporation	76,890
6,400	Suez Environnement Company SA	108,252
5,000	Verbund AG	100,697

	Total	1,935,524

	Total Common Stock (cost $51,044,573)	51,601,702

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Asset-Backed Securities (0.3%)
	Bayview Opportunity Master Fund Trust IIB, LP
$102,917	3.950%, 1/28/2034*,f	102,528
	Countrywide Asset-Backed Certificates
56,587	5.530%, 4/25/2047	55,145
	Vericrest Opportunity Loan Transferee
92,448	3.625%, 3/25/2054*	92,799

	Total	250,472

Basic Materials (0.5%)
	Anglo American Capital plc
9,000	1.184%, 4/15/2016[e,g]	9,051
	ArcelorMittal
50,000	6.000%, 3/1/2021	52,562
	Dow Chemical Company
10,000	8.550%, 5/15/2019	12,568
	First Quantum Minerals, Ltd.
55,000	7.000%, 2/15/2021[e]	55,756
	FMG Resources Pty. Ltd.
26,748	6.875%, 2/1/2018[e]	27,484
	Freeport-McMoRan Copper & Gold, Inc.
12,000	2.375%, 3/15/2018	12,030
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
26,748	8.875%, 2/1/2018	27,250
	Ineos Finance plc
31,000	7.500%, 5/1/2020[e]	33,015
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	11,039

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Basic Materials (0.5%) - continued
	Mosaic Company
$8,000	3.750%, 11/15/2021	$8,300
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[e]	41,727
	Sappi Papier Holding GmbH
35,000	6.625%, 4/15/2021[e]	36,225
	Trinseo Materials Operating SCA
47,000	8.750%, 2/1/2019	49,468
	Vale Overseas, Ltd.
12,000	6.250%, 1/23/2017	13,220
	Xstrata Finance Canada, Ltd.
8,000	2.050%, 10/23/2015[e]	8,089

	Total	397,784

Capital Goods (0.4%)
	BAE Systems plc
14,000	3.500%, 10/11/2016[e]	14,642
	Brand Energy & Infrastructure Services, Inc.
25,000	8.500%, 12/1/2021[e]	25,125
	Cemex SAB de CV
55,000	5.700%, 1/11/2025[e]	52,993
	CNH Capital, LLC
26,748	3.625%, 4/15/2018	26,146
	Crown Americas Capital Corporation IV
50,000	4.500%, 1/15/2023	47,250
	Harsco Corporation
12,000	2.700%, 10/15/2015	11,955
	Ingersoll-Rand Global Holding Company, Ltd.
16,000	6.875%, 8/15/2018	18,739
	L-3 Communications Corporation
13,000	1.500%, 5/28/2017	12,905
	Martin Marietta Materials, Inc.
16,000	1.333%, 6/30/2017[e,g]	16,069
	Nortek, Inc.
26,748	8.500%, 4/15/2021	28,754
	Reynolds Group Issuer, Inc.
26,748	9.875%, 8/15/2019	28,788
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	10,896
	Textron, Inc.
14,000	4.625%, 9/21/2016	14,901
	United Rentals North America, Inc.
33,000	7.375%, 5/15/2020	35,062

	Total	344,225

Collateralized Mortgage Obligations (3.0%)
	Alternative Loan Trust
164,155	5.500%, 10/25/2035	149,570
	Banc of America Alternative Loan Trust
73,147	6.000%, 11/25/2035	63,790
	Citigroup Mortgage Loan Trust, Inc.
33,859	2.777%, 3/25/2037	25,404

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Collateralized Mortgage Obligations (3.0%) - continued
	CitiMortgage Alternative Loan Trust
$112,925	5.750%, 4/25/2037	$97,598
	Countrywide Alternative Loan Trust
93,242	6.500%, 8/25/2036	72,871
291,318	6.000%, 4/25/2037	226,947
	Credit Suisse First Boston Mortgage Securities Corporation
72,475	5.250%, 10/25/2035	72,123
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
78,709	5.500%, 11/25/2035	74,407
	HomeBanc Mortgage Trust
53,305	2.203%, 4/25/2037	39,759
112,232	0.455%, 5/25/2037[g]	97,447
	J.P. Morgan Alternative Loan Trust
171,982	6.500%, 3/25/2036	152,202
	J.P. Morgan Mortgage Trust
97,303	2.250%, 6/25/2035	97,902
112,697	2.682%, 6/25/2035	114,705
82,723	2.656%, 8/25/2035	82,975
101,200	2.612%, 1/25/2037	90,340
	MortgageIT Trust
84,157	0.415%, 12/25/2035[g]	77,879
	New York Mortgage Trust
94,508	2.633%, 5/25/2036	85,987
	Residential Accredit Loans, Inc.
89,566	5.750%, 9/25/2035	81,081
	RFMSI Trust
108,523	6.000%, 7/25/2037	99,272
	Structured Adjustable Rate Mortgage Loan Trust
103,250	2.618%, 9/25/2035	88,455
	Structured Asset Mortgage Investments, Inc.
145,926	0.465%, 12/25/2035[g]	115,161
	WaMu Mortgage Pass Through Certificates
81,985	2.362%, 10/25/2036	75,441
	Wells Fargo Mortgage Backed Securities Trust
87,571	2.615%, 3/25/2036	87,669
73,988	2.609%, 7/25/2036	72,329
74,854	6.000%, 7/25/2037	74,601

	Total	2,315,915

Communications Services (1.3%)
	21st Century Fox America, Inc.
14,000	6.900%, 3/1/2019	16,596
	AMC Networks, Inc.
26,748	7.750%, 7/15/2021	29,155
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	11,110
	American Tower Corporation
16,000	7.000%, 10/15/2017	18,214

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Communications Services (1.3%) - continued
	British Sky Broadcasting Group plc
$14,000	2.625%, 9/16/2019[e]	$13,992
	British Telecommunications plc
12,000	1.250%, 2/14/2017	11,971
	CC Holdings GS V, LLC
21,000	2.381%, 12/15/2017	21,244
	CCO Holdings, LLC
26,748	7.000%, 1/15/2019	27,784
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	37,450
	Cequel Communications Escrow 1, LLC
50,000	6.375%, 9/15/2020[e]	51,438
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[e]	52,000
	Cox Communications, Inc.
12,000	9.375%, 1/15/2019[e]	15,315
	Digicel, Ltd.
56,748	6.000%, 4/15/2021[e]	56,181
	DIRECTV Holdings, LLC
11,000	3.500%, 3/1/2016	11,384
10,000	5.875%, 10/1/2019	11,460
	Frontier Communications Corporation
55,000	6.875%, 1/15/2025	54,313
	Hughes Satellite Systems Corporation
33,000	6.500%, 6/15/2019	35,062
	Intelsat Jackson Holdings SA
26,748	7.250%, 10/15/2020	28,286
	Level 3 Financing, Inc.
33,000	8.625%, 7/15/2020	35,723
	NBC Universal Enterprise, Inc.
14,000	1.662%, 4/15/2018[e]	13,938
	Numericable Group SA
50,000	6.000%, 5/15/2022[e]	50,375
	SBA Tower Trust
16,000	5.101%, 4/17/2017[e]	16,928
	Sprint Communications, Inc.
26,748	9.000%, 11/15/2018[e]	30,894
	Telefonica Emisiones SAU
10,000	3.992%, 2/16/2016	10,406
12,000	3.192%, 4/27/2018	12,376
	Time Warner Cable, Inc.
26,000	5.000%, 2/1/2020	28,892
	T-Mobile USA, Inc.
40,000	6.633%, 4/28/2021	41,000
	Univision Communications, Inc.
40,000	7.875%, 11/1/2020[e]	42,850
	UPCB Finance V, Ltd.
40,000	7.250%, 11/15/2021[e]	42,800
	Verizon Communications, Inc.
37,000	2.625%, 2/21/2020[e]	36,536
16,000	4.500%, 9/15/2020	17,310
	WideOpenWest Finance, LLC
40,000	10.250%, 7/15/2019	43,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Communications Services (1.3%) - continued
	Wind Acquisition Finance SA
$30,000	7.375%, 4/23/2021[e]	$30,150
	Windstream Corporation
50,000	7.750%, 10/1/2021	53,250

	Total	1,009,583

Consumer Cyclical (0.9%)
	AMC Entertainment, Inc.
32,000	5.875%, 2/15/2022	32,240
	Brookfield Residential Properties, Inc.
30,000	6.125%, 7/1/2022[e]	30,150
	Chrysler Group, LLC
26,748	8.250%, 6/15/2021	29,155
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	29,528
	Daimler Finance North America, LLC
9,000	1.875%, 1/11/2018[e]	8,991
	Delphi Corporation
12,000	6.125%, 5/15/2021	13,170
	ERAC USA Finance, LLC
16,000	2.350%, 10/15/2019[e]	15,908
	Ford Motor Credit Company, LLC
28,000	1.684%, 9/8/2017	27,877
16,000	5.000%, 5/15/2018	17,474
	General Motors Financial Company, Inc.
26,748	3.250%, 5/15/2018	26,882
21,000	4.375%, 9/25/2021	21,473
	GLP Capital, LP
60,000	4.875%, 11/1/2020	61,181
	Hilton Worldwide Finance, LLC
50,000	5.625%, 10/15/2021[e]	51,500
	Hyundai Capital America
12,000	1.450%, 2/6/2017[e]	11,991
	Jaguar Land Rover Automotive plc
33,000	5.625%, 2/1/2023[e]	34,155
	KB Home
29,000	4.750%, 5/15/2019	28,203
	L Brands, Inc.
33,000	6.625%, 4/1/2021	36,300
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	16,119
	Nissan Motor Acceptance Corporation
8,000	0.784%, 3/3/2017[e,g]	8,027
	Royal Caribbean Cruises, Ltd.
51,748	5.250%, 11/15/2022	52,265
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	19,975
	TRW Automotive, Inc.
9,000	7.250%, 3/15/2017[e]	9,900
	West Corporation
50,000	5.375%, 7/15/2022[e]	46,125

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Consumer Cyclical (0.9%) - continued
	Wynn Las Vegas, LLC
$33,000	5.375%, 3/15/2022	$33,578

	Total	662,167

Consumer Non-Cyclical (1.1%)
	AbbVie, Inc.
28,000	2.000%, 11/6/2018	27,568
	Altria Group, Inc.
18,000	9.700%, 11/10/2018	23,188
	Anheuser-Busch InBev Worldwide, Inc.
12,000	7.750%, 1/15/2019	14,487
	Beam, Inc.
10,000	5.375%, 1/15/2016	10,550
	CareFusion Corporation
13,000	1.450%, 5/15/2017	12,932
	Celgene Corporation
20,000	1.900%, 8/15/2017	20,148
	CHS/Community Health Systems, Inc.
33,000	7.125%, 7/15/2020	34,980
	ConAgra Foods, Inc.
25,000	2.100%, 3/15/2018	25,023
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022[e]	53,213
	Coventry Health Care, Inc.
8,000	5.950%, 3/15/2017	8,857
	CVS Health Corporation
10,000	2.250%, 12/5/2018	10,036
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[e]	49,250
	Express Scripts Holding Company
12,000	2.650%, 2/15/2017	12,340
	Forest Laboratories, Inc.
15,000	4.375%, 2/1/2019[e]	15,788
	Fresenius Medical Care US Finance, Inc.
26,748	5.750%, 2/15/2021[e]	28,219
	Gilead Sciences, Inc.
8,000	3.050%, 12/1/2016	8,333
	Hawk Acquisition Sub, Inc.
33,000	4.250%, 10/15/2020	32,794
	HCA, Inc.
26,748	4.750%, 5/1/2023	26,146
	IMS Health, Inc.
30,000	6.000%, 11/1/2020[e]	30,750
	JBS Finance II, Ltd.
26,748	8.250%, 1/29/2018*	27,885
	Kroger Company
20,000	1.200%, 10/17/2016	19,997
	Lorillard Tobacco Company
12,000	8.125%, 6/23/2019	14,680
	McKesson Corporation
18,000	1.292%, 3/10/2017	17,936
	Medco Health Solutions, Inc.
7,000	7.125%, 3/15/2018	8,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Mondelez International, Inc.
$8,000	2.250%, 2/1/2019	$7,942
	Mylan, Inc.
16,000	1.350%, 11/29/2016	15,998
	Ortho-Clinical Diagnostics, Inc.
50,000	6.625%, 5/15/2022[e]	45,563
	Pernod Ricard SA
10,000	2.950%, 1/15/2017[e]	10,309
10,000	5.750%, 4/7/2021[e]	11,389
	Perrigo Company, Ltd.
6,000	1.300%, 11/8/2016[e]	6,006
10,000	2.300%, 11/8/2018[e]	9,933
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	26,213
	SABMiller plc
12,000	6.500%, 7/15/2018[e]	13,849
	Safeway, Inc.
3,000	3.400%, 12/1/2016	3,029
	Spectrum Brands Escrow Corporation
33,000	6.375%, 11/15/2020	34,403
	Sysco Corporation
21,000	2.350%, 10/2/2019[c]	21,000
	Tenet Healthcare Corporation
50,000	8.125%, 4/1/2022	54,875
	Thermo Fisher Scientific, Inc.
12,000	1.300%, 2/1/2017	11,963
12,000	2.400%, 2/1/2019	12,019
	Tyson Foods, Inc.
16,000	2.650%, 8/15/2019	16,030
	Valeant Pharmaceuticals International, Inc.
26,748	7.250%, 7/15/2022[e]	28,219
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[e]	26,750

	Total	888,740

Energy (0.8%)
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,910
	BP Capital Markets plc
12,000	0.657%, 11/7/2016[g]	12,017
	Buckeye Partners, LP
17,000	2.650%, 11/15/2018	16,979
	Calumet Specialty Products Partners, LP
50,000	6.500%, 4/15/2021[e]	47,500
	CNOOC Nexen Finance 2014 ULC
10,000	1.625%, 4/30/2017	10,003
	CNPC General Capital, Ltd.
13,000	2.750%, 4/19/2017[e]	13,221
	Concho Resources, Inc.
26,748	6.500%, 1/15/2022	28,420
	Continental Resources, Inc.
16,000	7.125%, 4/1/2021	17,740

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Energy (0.8%) - continued
	Devon Energy Corporation
$12,000	1.200%, 12/15/2016	$12,009
	Enbridge, Inc.
8,000	0.684%, 6/2/2017[g]	8,025
	Energy Transfer Partners, LP
10,000	6.700%, 7/1/2018	11,512
	Energy XXI Gulf Coast, Inc.
35,000	7.750%, 6/15/2019	34,825
15,000	7.500%, 12/15/2021	14,700
	EQT Corporation
10,000	8.125%, 6/1/2019	12,248
	Harvest Operations Corporation
26,748	6.875%, 10/1/2017	27,885
	Hess Corporation
8,000	8.125%, 2/15/2019	9,862
	Kinder Morgan, Inc.
14,000	5.000%, 2/15/2021[e]	14,595
	Kodiak Oil & Gas Corporation
26,748	5.500%, 1/15/2021	27,015
	Linn Energy, LLC
25,000	6.250%, 11/1/2019	24,406
26,748	8.625%, 4/15/2020	27,651
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[e]	33,289
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	37,100
	Petrobras Global Finance BV
12,000	2.000%, 5/20/2016	11,999
30,000	3.115%, 3/17/2020[g]	30,561
	Range Resources Corporation
7,715	5.000%, 8/15/2022	7,889
	Regency Energy Partners, LP
50,000	5.000%, 10/1/2022	49,250
	Sabine Pass Liquefaction, LLC
50,000	5.750%, 5/15/2024[e]	50,875
	Suncor Energy, Inc.
8,000	6.100%, 6/1/2018	9,144
	Transocean, Inc.
13,000	6.000%, 3/15/2018	14,017
	Weatherford International, Ltd.
11,000	6.000%, 3/15/2018	12,374
6,000	9.625%, 3/1/2019	7,703

	Total	646,724

Financials (2.0%)
	Abbey National Treasury Services plc
14,000	0.644%, 9/29/2017[g]	14,000
10,000	3.050%, 8/23/2018	10,364
	ABN AMRO Bank NV
12,000	2.500%, 10/30/2018[e]	12,118
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,895
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,000
	American International Group, Inc.
20,000	8.250%, 8/15/2018	24,429

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Financials (2.0%) - continued
	ANZ New Zealand International, Ltd.
$12,000	1.400%, 4/27/2017[e]	$11,969
	Aviation Capital Group Corporation
8,000	3.875%, 9/27/2016[e]	8,228
	Bank of America Corporation
18,000	5.700%, 5/2/2017	19,736
16,000	1.700%, 8/25/2017	15,931
20,000	5.750%, 12/1/2017	22,254
8,000	2.000%, 1/11/2018	7,965
31,000	1.303%, 3/22/2018[g]	31,576
25,000	5.650%, 5/1/2018	27,807
15,000	8.000%, 12/29/2049[h]	16,172
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
16,000	0.644%, 3/10/2017[e,g]	16,047
	Banque Federative du Credit Mutuel SA
12,000	1.084%, 1/20/2017[e,g]	12,093
	Barclays Bank plc
8,000	5.140%, 10/14/2020	8,630
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,060
	BBVA Banco Continental SA
16,000	2.250%, 7/29/2016[e]	16,120
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	22,623
	BNP Paribas SA
14,000	1.250%, 12/12/2016	14,028
12,000	2.375%, 9/14/2017	12,206
	BPCE SA
12,000	1.625%, 2/10/2017	12,049
	Branch Banking and Trust Company
12,000	0.664%, 12/1/2016[g]	12,059
	Caixa Economica Federal
35,000	4.250%, 5/13/2019[e]	34,825
	Capital One Financial Corporation
14,000	6.150%, 9/1/2016	15,297
	CIT Group, Inc.
30,000	3.875%, 2/19/2019	29,475
	Citigroup, Inc.
21,000	5.500%, 2/15/2017	22,764
15,000	6.000%, 8/15/2017	16,800
12,000	8.500%, 5/22/2019	15,000
	Compass Bank
14,000	1.850%, 9/29/2017	13,998
	Credit Agricole SA
12,000	1.625%, 4/15/2016[e]	12,117
	CyrusOne, LP
26,748	6.375%, 11/15/2022	27,952
	DDR Corporation
8,000	9.625%, 3/15/2016	8,980
	Denali Borrower, LLC
52,000	5.625%, 10/15/2020[e]	53,495

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Financials (2.0%) - continued
	Deutsche Bank AG
$15,000	1.350%, 5/30/2017	$14,897
	Discover Bank
4,000	8.700%, 11/18/2019	4,994
	Discover Financial Services
8,000	6.450%, 6/12/2017	8,961
	Fifth Third Bancorp
20,000	5.450%, 1/15/2017	21,750
	General Electric Capital Corporation
18,000	0.514%, 5/15/2017[g]	18,032
13,000	5.625%, 9/15/2017	14,530
7,000	1.625%, 4/2/2018	6,987
	Genworth Financial, Inc.
13,000	7.700%, 6/15/2020	15,584
	Goldman Sachs Group, Inc.
13,000	6.250%, 9/1/2017	14,602
16,000	2.375%, 1/22/2018	16,166
8,000	2.625%, 1/31/2019	7,979
12,000	7.500%, 2/15/2019	14,309
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	19,402
	HBOS plc
16,000	6.750%, 5/21/2018[e]	18,098
	HCP, Inc.
8,000	3.750%, 2/1/2016	8,307
10,000	3.750%, 2/1/2019	10,533
	Health Care REIT, Inc.
10,000	4.700%, 9/15/2017	10,862
	HSBC Holdings plc
21,000	5.625%, 12/29/2049[h]	20,853
	Huntington National Bank
7,000	1.300%, 11/20/2016	7,006
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	51,375
	ING Capital Funding Trust III
10,000	3.833%, 12/29/2049[g,h]	10,000
	International Lease Finance Corporation
10,000	2.184%, 6/15/2016[g]	9,900
30,000	5.875%, 4/1/2019	31,950
	Intesa Sanpaolo SPA
7,000	3.625%, 8/12/2015[e]	7,152
4,000	3.875%, 1/16/2018	4,171
15,000	3.875%, 1/15/2019	15,561
	J.P. Morgan Chase & Company
16,000	3.450%, 3/1/2016	16,570
8,000	0.754%, 2/15/2017[g]	8,038
8,000	2.000%, 8/15/2017	8,068
8,000	6.300%, 4/23/2019	9,279
16,000	7.900%, 4/29/2049[h]	17,320
	KeyCorp
12,000	2.300%, 12/13/2018	11,994
	Kookmin Bank
12,000	1.110%, 1/27/2017[e,g]	12,090
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[e]	4,369

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Financials (2.0%) - continued
	Liberty Property, LP
$17,000	5.500%, 12/15/2016	$18,437
	Macquarie Bank, Ltd.
9,000	5.000%, 2/22/2017[e]	9,699
	MetLife, Inc.
14,000	1.903%, 12/15/2017[c,i]	14,043
	Mizuho Corporate Bank, Ltd.
14,000	1.550%, 10/17/2017[e]	13,887
	Morgan Stanley
15,000	1.750%, 2/25/2016	15,160
20,000	6.250%, 8/28/2017	22,471
16,000	6.625%, 4/1/2018	18,324
10,000	4.875%, 11/1/2022	10,565
	Murray Street Investment Trust I
24,000	4.647%, 3/9/2017	25,689
	National City Corporation
8,000	6.875%, 5/15/2019	9,479
	Nomura Holdings, Inc.
12,000	2.000%, 9/13/2016	12,119
8,000	2.750%, 3/19/2019	8,014
	PNC Bank NA
16,000	1.150%, 11/1/2016	16,046
	Pricoa Global Funding I
16,000	1.350%, 8/18/2017[e]	15,920
	Realty Income Corporation
12,000	2.000%, 1/31/2018	11,995
	Regions Bank
16,000	7.500%, 5/15/2018	18,654
	Reinsurance Group of America, Inc.
16,000	5.625%, 3/15/2017	17,444
	Royal Bank of Scotland Group plc
12,000	5.050%, 1/8/2015	12,114
9,000	1.173%, 3/31/2017[g]	9,035
	SLM Corporation
8,000	6.250%, 1/25/2016	8,304
	Societe Generale SA
12,000	5.750%, 4/20/2016[e]	12,751
	Sumitomo Mitsui Banking Corporation
24,000	1.300%, 1/10/2017	24,003
	Suncorp-Metway, Ltd.
8,000	0.934%, 3/28/2017[e,g]	8,000
	Swiss RE Capital I, LP
12,000	6.854%, 5/29/2049[e,h]	12,600
	Synchrony Financial
22,000	1.875%, 8/15/2017	22,030
	Ventas Realty, LP
9,000	1.550%, 9/26/2016	9,062
9,000	1.250%, 4/17/2017	8,957
	Voya Financial, Inc.
12,000	2.900%, 2/15/2018	12,345
	WEA Finance, LLC
14,000	1.750%, 9/15/2017[e]	14,021
	Wells Fargo & Company
8,000	1.250%, 7/20/2016	8,047

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Financials (2.0%) - continued
$32,000	1.400%, 9/8/2017	$31,905

	Total	1,592,871

Foreign Government (0.1%)
	Corporacion Andina de Fomento
16,000	1.500%, 8/8/2017	16,092
	Uruguay Government International Bond
21,000	5.100%, 6/18/2050	20,370

	Total	36,462

Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
150,000	3.000%, 10/1/2029[c]	154,242
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
50,000	4.000%, 10/1/2044[c]	52,640
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
250,000	3.500%, 10/1/2029[c]	262,793
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
600,000	3.500%, 10/1/2044[c]	613,266
650,000	4.000%, 10/1/2044[c]	684,978
525,000	4.500%, 10/1/2044[c]	566,426

	Total	2,334,345

Technology (0.3%)
	Alliance Data Systems Corporation
30,000	5.375%, 8/1/2022[e]	29,100
	Amkor Technology, Inc.
25,000	6.625%, 6/1/2021	26,062
	EMC Corporation
8,000	1.875%, 6/1/2018	7,953
	Fidelity National Information Services, Inc.
15,000	1.450%, 6/5/2017	14,913
	First Data Corporation
26,748	7.375%, 6/15/2019[e]	28,155
	Freescale Semiconductor, Inc.
40,000	6.000%, 1/15/2022[e]	40,600
	Hewlett-Packard Company
12,000	5.400%, 3/1/2017	13,154
	Iron Mountain, Inc.
26,748	6.000%, 8/15/2023	27,417
	Tyco Electronics Group SA
16,000	6.550%, 10/1/2017	18,219
	Xerox Corporation
16,000	7.200%, 4/1/2016	17,423

	Total	222,996

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Transportation (0.2%)
	A.P. Meoller - Maersk A/S
$14,000	2.550%, 9/22/2019[e]	$14,034
	American Airlines Pass Through Trust
7,552	4.950%, 1/15/2023	8,071
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[e]	49,125
	Continental Airlines, Inc.
24,037	6.250%, 4/11/2020	25,930
	Delta Air Lines, Inc.
15,000	6.750%, 5/23/2017	15,750
10,876	4.950%, 5/23/2019	11,679
8,968	4.750%, 5/7/2020	9,641
	Korea Expressway Corporation
13,000	1.625%, 4/28/2017[e]	12,967
	United Air Lines, Inc.
8,657	10.400%, 11/1/2016	9,588

	Total	156,785

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
125,000	1.875%, 6/30/2020	124,297
17,000	3.625%, 2/15/2044	18,370

	Total	142,667

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	41,050
	AES Corporation
26,748	7.375%, 7/1/2021	29,958
	Atlas Pipeline Partners, LP
33,000	4.750%, 11/15/2021	30,731
	Calpine Corporation
50,000	5.375%, 1/15/2023	48,375
	Commonwealth Edison Company
9,000	6.950%, 7/15/2018	10,487
	DCP Midstream Operating, LP
10,000	2.500%, 12/1/2017	10,204
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,718
	Electricite de France
12,000	0.694%, 1/20/2017[e,g]	12,017
	Enel Finance International NV
10,000	5.125%, 10/7/2019[e]	11,027
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,870
	MidAmerican Energy Holdings Company
16,000	1.100%, 5/15/2017	15,871
8,000	5.750%, 4/1/2018	9,034
	NiSource Finance Corporation
16,000	6.400%, 3/15/2018	18,262
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	27,550
	ONEOK Partners, LP
10,000	2.000%, 10/1/2017	10,057
10,000	3.200%, 9/15/2018	10,364

Principal Amount	Long-Term Fixed Income (14.6%)	Value
Utilities (0.5%) - continued
	Pacific Gas & Electric Company
$10,000	5.625%, 11/30/2017	$11,202
	Panhandle Eastern Pipe Line Company, LP
12,000	6.200%, 11/1/2017	13,619
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,009
	PPL Capital Funding, Inc.
16,000	1.900%, 6/1/2018	15,931
	Sempra Energy
14,000	6.150%, 6/15/2018	15,993
	Southern Company
16,000	1.300%, 8/15/2017	15,922
	TransAlta Corporation
15,000	1.900%, 6/3/2017	15,002
	Williams Companies, Inc.
16,000	7.875%, 9/1/2021	19,273

	Total	416,526

	Total Long-Term Fixed Income (cost $11,296,897)	11,418,262

Shares or Principal Amount	Short-Term Investments (11.4%)[j]	Value
	Federal Home Loan Bank Discount Notes
400,000	0.083%, 10/29/2014[k]	399,974
	Thrivent Cash Management Trust
8,480,877	0.050%	8,480,877

	Total Short-Term Investments (at amortized cost)	8,880,851

	Total Investments (cost $80,138,345) 103.1%	$80,698,143

	Other Assets and Liabilities, Net (3.1%)	(2,394,358)

	Total Net Assets 100.0%	$78,303,785

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $2,108,916 or 2.7% of total net assets.

f

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At September 30, 2014, $399,974 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Growth and Income Plus Portfolio owned as of September 30, 2014.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 1/28/2034	1/17/2014	$102,917
JBS Finance II, Ltd., 1/29/2018	8/19/2013	27,863
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	92,047

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,362,686
Gross unrealized depreciation	(2,802,888)

Net unrealized appreciation (depreciation)	$559,798

Cost for federal income tax purposes	$80,138,345

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	595,992	–	595,992	–
Capital Goods	484,379	–	484,379	–
Communications Services	2,678,439	–	2,489,986	188,453
Consumer Cyclical	1,596,336	–	1,596,336	–
Consumer Non-Cyclical	1,118,493	–	1,048,360	70,133
Energy	709,818	–	540,022	169,796
Financials	503,103	–	418,017	85,086
Technology	569,244	–	569,244	–
Transportation	326,504	–	326,504	–
Utilities	215,020	–	215,020	–
Common Stock
Consumer Discretionary	5,300,203	2,588,597	2,711,606	–
Consumer Staples	3,730,024	2,729,865	1,000,159	–
Energy	5,533,358	3,207,258	2,326,100	–
Financials	10,152,511	6,692,559	3,459,952	–
Health Care	6,559,486	4,941,730	1,617,756	–
Industrials	5,425,415	3,022,688	2,402,727	–
Information Technology	8,989,956	7,360,099	1,629,857	–
Materials	1,834,404	569,870	1,264,534	–
Telecommunications Services	2,140,821	401,227	1,739,594	–
Utilities	1,935,524	76,890	1,858,634	–
Long-Term Fixed Income
Asset-Backed Securities	250,472	–	250,472	–
Basic Materials	397,784	–	397,784	–
Capital Goods	344,225	–	344,225	–
Collateralized Mortgage Obligations	2,315,915	–	2,315,915	–
Communications Services	1,009,583	–	1,009,583	–
Consumer Cyclical	662,167	–	662,167	–
Consumer Non-Cyclical	888,740	–	888,740	–
Energy	646,724	–	646,724	–
Financials	1,592,871	–	1,578,828	14,043
Foreign Government	36,462	–	36,462	–
Mortgage-Backed Securities	2,334,345	–	2,334,345	–
Technology	222,996	–	222,996	–
Transportation	156,785	–	156,785	–
U.S. Government and Agencies	142,667	–	142,667	–
Utilities	416,526	–	416,526	–
Short-Term Investments	8,880,851	8,480,877	399,974	–

Total	$80,698,143	$40,071,660	$40,098,972	$527,511

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,812	2,812	–	–

Total Asset Derivatives	$2,812	$2,812	$–	$–

Liability Derivatives
Futures Contracts	126,593	126,593	–	–

Total Liability Derivatives	$126,593	$126,593	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Growth and Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(31)	December 2014	($6,786,968)	($6,784,156)	$2,812
5-Yr. U.S. Treasury Bond Futures	18	December 2014	2,133,899	2,128,641	(5,258)
30-Yr. U.S. Treasury Bond Futures	1	December 2014	139,292	137,906	(1,386)
Mini MSCI EAFE Index Futures	31	December 2014	2,939,963	2,851,535	(88,428)
S&P 500 Index Mini-Futures	27	December 2014	2,681,843	2,653,425	(28,418)
Ultra Long Term U.S. Treasury Bond Futures	3	December 2014	460,603	457,500	(3,103)
Total Futures Contracts					($123,781)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Short Term Investment	$5,486,510	$30,138,528	$27,144,161	8,480,877	$8,480,877	$3,132
Total Value and Income Earned	5,486,510				8,480,877	3,132

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (18.8%)[a]	Value
Basic Materials (1.4%)
	Alpha Natural Resources, Inc., Term Loan
$491,260	3.500%, 5/22/2020	$437,629
	Fortescue Metals Group, Ltd., Term Loan
587,866	3.750%, 6/30/2019	574,915
	HCA, Inc., Term Loan
653,400	2.904%, 3/31/2017	648,591
	Ineos Group Holdings, Ltd., Term Loan
631,984	3.750%, 5/4/2018	618,377
	NewPage Corporation, Term Loan
1,100,000	9.500%, 2/11/2021	1,098,900
	Tronox Pigments BV, Term Loan
819,465	4.000%, 3/19/2020	812,402

	Total	4,190,814

Capital Goods (0.8%)
	ADS Waste Holdings, Inc., Term Loan
572,714	3.750%, 10/9/2019	556,678
	Berry Plastics Group, Inc., Term Loan
651,729	3.500%, 2/8/2020	634,172
	Rexnord, LLC, Term Loan
633,600	4.000%, 8/21/2020	622,626
	Silver II Borrower, Term Loan
592,163	4.000%, 12/13/2019	581,244
	STHI Holding Corporation, Term Loan
50,000	0.000%, 8/6/2021[b,c]	49,531

	Total	2,444,251

Communications Services (6.2%)
	Atlantic Broadband Penn, LLC, Term Loan
44,875	3.250%, 11/30/2019	43,809
	Birch Communication Inc., Term Loan
560,000	7.750%, 7/17/2020	546,000
	Cengage Learning Aquisitions, Term Loan
671,625	7.000%, 3/31/2020	670,188
	Charter Communications Operating, LLC, Term Loan
740,625	3.000%, 1/3/2021	717,792
	Cincinnati Bell, Inc., Term Loan
569,250	4.000%, 9/10/2020	563,557
	Clear Channel Communications, Inc., Term Loan
600,000	6.904%, 1/30/2019	572,574
	Cumulus Media Holdings, Inc., Term Loan
695,549	4.250%, 12/23/2020	683,085
	Fairpoint Communications, Term Loan
631,980	7.500%, 2/14/2019	640,278

Principal Amount	Bank Loans (18.8%)[a]	Value
Communications Services (6.2%) - continued
	Grande Communications Networks, LLC, Term Loan
$632,004	4.500%, 5/29/2020	$628,054
	Gray Television, Inc., Term Loan
423,937	3.750%, 6/13/2021	417,049
	Hargray Communications Group, Inc., Term Loan
513,500	4.750%, 6/26/2019	513,074
	IMG Worldwide, Inc., Term Loan
698,250	5.250%, 5/6/2021	686,903
	Integra Telecom Holdings, Inc., Term Loan
587,544	5.250%, 2/22/2019	582,585
	Intelsat Jackson Holdings SA, Term Loan
724,628	3.750%, 6/30/2019	711,947
	Level 3 Communications, Inc., Term Loan
610,000	4.000%, 8/1/2019	598,562
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
415,000	4.500%, 1/7/2022	411,543
	LTS Buyer, LLC, Term Loan
691,250	4.000%, 4/13/2020	678,434
	MCC Georgia, LLC, Term Loan
468,825	3.750%, 6/30/2021	465,112
	McGraw-Hill Global Education, LLC, Term Loan
597,932	5.750%, 3/22/2019	598,381
	NEP/NCP Holdco, Inc., Term Loan
653,404	4.250%, 1/22/2020	635,978
	NTelos, Inc., Term Loan
987,406	5.750%, 11/9/2019	983,288
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
562,892	5.500%, 7/31/2018	559,728
	SBA Senior Finance II, LLC, Term Loan
698,250	3.250%, 3/24/2021	682,637
	TNS, Inc., Term Loan
711,385	5.000%, 2/14/2020	706,938
	Univision Communications, Inc., Term Loan
587,577	4.000%, 3/1/2020	576,196
	Virgin Media Investment Holdings, Ltd., Term Loan
580,000	3.500%, 6/7/2020	564,183
	WideOpenWest Finance, LLC, Term Loan
602,356	4.750%, 4/1/2019	599,760
	WMG Acquisition Corporation, Term Loan
594,000	3.750%, 7/1/2020	572,563
	XO Communications, LLC, Term Loan
547,250	4.250%, 3/20/2021	540,978

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (18.8%)[a]	Value
Communications Services (6.2%) - continued
	Yankee Cable Acquisition, LLC, Term Loan
$598,529	4.500%, 3/1/2020	$596,285
	Zayo Group, LLC, Term Loan
657,025	4.000%, 7/2/2019	646,677

	Total	18,394,138

Consumer Cyclical (3.2%)
	Amaya Gaming Group, Inc., Term Loan
50,000	5.000%, 8/1/2021	49,295
	Bally Technologies, Inc., Term Loan
592,894	4.250%, 11/25/2020	589,681
	Booz Allen Hamilton, Inc., Term Loan
339,018	3.750%, 7/31/2019	336,051
	Burlington Coat Factory Warehouse Corporation, Term Loan
583,104	4.250%, 8/13/2021	576,421
	Ceridian Corporation, Term Loan
309,966	4.152%, 5/9/2017	308,611
309,966	4.500%, 5/9/2017	306,091
	Chrysler Group, LLC, Term Loan
696,500	3.250%, 12/31/2018	683,441
	Golden Nugget, Inc., Delayed Draw
77,415	5.500%, 11/21/2019	77,738
	Golden Nugget, Inc., Term Loan
180,635	5.500%, 11/21/2019	181,388
	Hilton Worldwide Finance, LLC, Term Loan
385,877	3.500%, 10/26/2020	379,445
	J.C. Penney Corporation, Inc., Term Loan
602,375	6.000%, 5/22/2018	600,417
	Las Vegas Sands, LLC, Term Loan
521,063	3.250%, 12/19/2020	517,306
	Marina District Finance Company, Inc., Term Loan
545,875	6.750%, 8/15/2018	544,783
	MGM Resorts International, Term Loan
543,090	3.500%, 12/20/2019	532,908
	Michaels Stores, Inc. Term Loan
665,000	4.000%, 1/28/2020	657,146
	Mohegan Tribal Gaming Authority, Term Loan
516,100	5.500%, 11/19/2019	506,423
	Pinnacle Entertainment, Inc., Term Loan
43,042	3.750%, 8/13/2020	42,432
	ROC Finance, LLC, Term Loan
742,500	5.000%, 6/20/2019	708,471
	Scientific Games International, Inc., Term Loan
605,425	4.250%, 10/18/2020	592,941

Principal Amount	Bank Loans (18.8%)[a]	Value
Consumer Cyclical (3.2%) - continued
	Seminole Hard Rock Entertainment, Inc., Term Loan
$44,886	0.000%, 5/14/2020[b,c]	$43,970
	Seminole Indian Tribe of Florida, Term Loan
544,655	3.000%, 4/29/2020	540,401
	Toys R Us, Inc., Term Loan
601,989	5.250%, 5/25/2018	555,082

	Total	9,330,442

Consumer Non-Cyclical (2.6%)
	Albertsons, Inc., Term Loan
834,209	4.750%, 3/21/2019	829,521
	Biomet, Inc., Term Loan
557,783	3.655%, 7/25/2017	553,309
	Catalina Marketing Corporation, Term Loan
688,275	4.500%, 4/9/2021	668,831
	CHS/Community Health Systems, Inc., Term Loan
203,085	3.485%, 1/25/2017	201,863
541,290	4.250%, 1/27/2021	539,309
	Del Monte Corporation, Term Loan
656,700	3.500%, 3/9/2020	629,611
	JBS USA, LLC, Term Loan
659,266	3.750%, 5/25/2018	649,377
	Libbey Glass, Inc., Term Loan
344,137	3.750%, 4/9/2021	340,483
	Ortho-Clinical Diagnostics, Inc., Term Loan
723,188	4.750%, 6/30/2021	713,808
	Roundy’s Supermarkets, Inc., Term Loan
657,971	5.750%, 3/3/2021	621,506
	Supervalu, Inc., Term Loan
521,458	4.500%, 3/21/2019	511,321
	Van Wagner Communications, LLC, Term Loan
536,250	7.250%, 8/3/2018	534,909
	Visant Corporation, Term Loan
738,951	7.000%, 9/23/2021	729,256

	Total	7,523,104

Energy (1.1%)
	Arch Coal, Inc., Term Loan
617,123	6.250%, 5/16/2018	564,088
	Energy Solutions, LLC, Term Loan
822,938	6.750%, 5/29/2020	833,224
	Exgen Renewables I, LLC, Term Loan
451,205	5.250%, 2/6/2021	453,461
	McJunkin Red Man Corporation, Term Loan
524,700	5.517%, 11/8/2019	523,934

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (18.8%)[a]	Value
Energy (1.1%) - continued
	Offshore Group Investment, Ltd., Term Loan
$313,497	5.750%, 3/28/2019	$299,979
	Pacific Drilling SA, Term Loan
587,563	4.500%, 6/3/2018	567,245

	Total	3,241,931

Financials (1.2%)
	Delos Finance Sarl, Term Loan
670,000	3.500%, 3/6/2021	660,506
	DJO Finance, LLC, Term Loan
651,750	4.250%, 9/15/2017	646,184
	Harland Clarke Holdings Corporation, Term Loan
576,406	7.000%, 5/22/2018	581,092
	MPH Acquisition Holdings, LLC, Term Loan
84,206	4.000%, 3/31/2021	82,154
	TransUnion, LLC, Term Loan
696,500	4.000%, 4/9/2021	684,750
	WaveDivision Holdings, LLC, Term Loan
740,578	4.000%, 10/15/2019	727,618

	Total	3,382,304

Technology (1.2%)
	Avago Technologies, Ltd., Term Loan
1,047,375	3.750%, 5/6/2021	1,037,038
	BMC Software, Inc., Term Loan
526,778	5.000%, 9/10/2020	517,559
	First Data Corporation, Term Loan
670,000	3.655%, 3/23/2018	656,392
	Freescale Semiconductor, Inc., Term Loan
632,016	4.250%, 2/28/2020	621,847
	Infor US, Inc., Term Loan
731,893	3.750%, 6/3/2020	714,738

	Total	3,547,574

Transportation (0.7%)
	American Airlines, Inc., Term Loan
1,056,625	3.750%, 6/27/2019	1,037,077
	Delta Air Lines, Inc., Term Loan
686,452	3.250%, 4/20/2017	677,529
	OSG Bulk Ships, Inc., Term Loan
269,325	5.250%, 8/5/2019	267,418

	Total	1,982,024

Utilities (0.4%)
	Calpine Corporation, Term Loan
651,560	4.000%, 4/1/2018	645,487

Principal Amount	Bank Loans (18.8%)a	Value
Utilities (0.4%) - continued
	Intergen NV, Term Loan
$587,563	5.500%, 6/15/2020	$587,933

	Total	1,233,420

	Total Bank Loans (cost $56,091,486)	55,270,002

Shares	Common Stock (50.6%)	Value
Consumer Discretionary (7.9%)
4,600	Amazon.com, Inc.[d]	1,483,224
2,800	AutoZone, Inc.[d]	1,427,048
21,600	Best Buy Company, Inc.	725,544
10,350	BorgWarner, Inc.	544,513
16,450	CBS Corporation	880,075
109,815	Comcast Corporation	5,905,851
13,600	Dollar Tree, Inc.[d]	762,552
56,500	Kohl’s Corporation	3,448,195
52,750	Las Vegas Sands Corporation	3,281,578
11,350	Marriott International, Inc.	793,365
41,675	MDC Partners, Inc.	799,743
17,300	Papa John’s International, Inc.	691,827
15,900	Starbucks Corporation	1,199,814
16,550	Toll Brothers, Inc.[d]	515,698
40,900	Tuesday Morning Corporation[d]	793,664

	Total	23,252,691

Consumer Staples (4.1%)
31,550	Anheuser-Busch InBev NV ADR	3,497,317
53,497	PepsiCo, Inc.	4,980,036
41,000	Wal-Mart Stores, Inc.	3,135,270
16,050	WhiteWave Foods Company[d]	583,097

	Total	12,195,720

Energy (4.7%)
21,850	Cameron International Corporation[d]	1,450,403
6,200	Concho Resources, Inc.[d]	777,418
13,600	EOG Resources, Inc.	1,346,672
77,322	Marathon Oil Corporation	2,906,534
15,075	Schlumberger, Ltd.	1,532,977
7,750	SM Energy Company	604,500
82,150	Total SA ADR[e]	5,294,567

	Total	13,913,071

Financials (11.2%)
69,121	Aberdeen Asia-Pacific Income Fund, Inc.	407,814
3,600	Affiliated Managers Group, Inc.[d]	721,296
17,050	Alexandria Real Estate Equities, Inc.	1,257,437
33,450	Assured Guaranty, Ltd.	741,252
89,554	Bank of America Corporation	1,526,896
113,500	Blackstone Group, LP	3,572,980
4,250	Boston Properties, Inc.	491,980
8,800	Camden Property Trust	603,064
15,650	Capital One Financial Corporation	1,277,353
31,538	Citigroup, Inc.	1,634,299
33,300	CNO Financial Group, Inc.	564,768

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (50.6%)	Value
Financials (11.2%) - continued
15,800	Cohen & Steers REIT and Preferred Income Fund, Inc.	$276,026
35,900	DDR Corporation	600,607
9,500	Doubleline Income Solutions Fund	205,675
6,650	Equity Residential	409,507
13,042	First Trust High Income Long/ Short Fund	222,888
9,300	Host Hotels & Resorts, Inc.	198,369
85,750	Invesco, Ltd.	3,385,410
28,250	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	333,350
21,030	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,373,235
11,390	iShares MSCI Emerging Markets Minimum Volatility ETF[e]	681,122
118,700	KeyCorp	1,582,271
22,750	Lazard, Ltd.	1,153,425
22,700	Macerich Company	1,448,941
27,550	MetLife, Inc.	1,479,986
79,271	MFS Intermediate Income Trust	397,148
48,381	Nuveen Quality Preferred Income Fund II	421,399
17,950	PacWest Bancorp	740,078
25,714	PIMCO Dynamic Credit Income Fund	577,794
4,600	Prologis, Inc.	173,420
3,100	Public Storage, Inc.	514,104
3,703	Simon Property Group, Inc.	608,847
53,482	Templeton Global Income Fund	425,182
12,615	Vanguard MSCI Emerging Markets ETF	526,172
1,850	Vornado Realty Trust	184,926
24,263	Western Asset Emerging Markets Debt Fund, Inc.	415,140
46,185	Western Asset High Income Opportunity Fund, Inc.	267,411
23,000	Zions Bancorporation	668,380

	Total	33,069,952

Health Care (6.6%)
3,850	Actavis, Inc.[d]	928,928
17,850	Amgen, Inc.	2,507,211
14,300	Becton, Dickinson and Company	1,627,483
9,550	Gilead Sciences, Inc.[d]	1,016,598
31,350	Hologic, Inc.[d]	762,746
4,850	Illumina, Inc.[d]	795,012
45,850	Johnson & Johnson	4,887,151
165,150	Pfizer, Inc.	4,883,485
13,200	Vertex Pharmaceuticals, Inc.[d]	1,482,492
5,600	Waters Corporation[d]	555,072

	Total	19,446,178

Industrials (5.2%)
18,000	ADT Corporation[e]	638,280
16,328	Boeing Company	2,079,861
20,150	Caterpillar, Inc.	1,995,454
52,450	Delta Air Lines, Inc.	1,896,068
16,100	EMCOR Group, Inc.	643,356
8,900	Flowserve Corporation	627,628
17,300	HNI Corporation	622,627

Shares	Common Stock (50.6%)	Value
Industrials (5.2%) - continued
7,700	Huntington Ingalls Industries, Inc.	$802,417
23,300	Ingersoll-Rand plc	1,313,188
36,250	Union Pacific Corporation	3,930,225
6,900	WABCO Holdings, Inc.[d]	627,555

	Total	15,176,659

Information Technology (8.0%)
850	Alibaba Group Holding, Ltd.[d]	75,523
67,650	Apple, Inc.	6,815,737
9,150	Autodesk, Inc.[d]	504,165
46,708	E2open, Inc.[d,e]	434,851
45,750	EMC Corporation	1,338,645
13,700	Facebook, Inc.[d]	1,082,848
1,750	Google, Inc.[d]	1,010,380
1,700	Google, Inc., Class Ad	1,000,297
38,400	Juniper Networks, Inc.	850,560
5,750	LinkedIn Corporation[d]	1,194,792
14,600	MasterCard, Inc.	1,079,232
26,900	NetApp, Inc.	1,155,624
31,173	QLIK Technologies, Inc.[d]	842,918
29,800	QUALCOMM, Inc.	2,228,146
8,750	ServiceNow, Inc.[d]	514,325
16,100	Teradata Corporation[d]	674,912
17,250	Ubiquiti Networks, Inc.[d,e]	647,393
2,000	Ultimate Software Group, Inc.[d]	283,020
18,700	VMware, Inc.[d,e]	1,754,808

	Total	23,488,176

Materials (1.6%)
2,300	Airgas, Inc.	254,495
2,800	Ashland, Inc.	291,480
5,800	Crown Holdings, Inc.[d]	258,216
11,400	Domtar Corporation	400,482
3,450	FMC Corporation	197,305
52,000	Materials Select Sector SPDR Fund	2,578,680
7,750	Owens-Illinois, Inc.[d]	201,888
1,350	PPG Industries, Inc.	265,599
11,600	Steel Dynamics, Inc.	262,276

	Total	4,710,421

Utilities (1.3%)
20,150	MDU Resources Group, Inc.	560,371
22,750	NorthWestern Corporation	1,031,940
51,700	Utilities Select Sector SPDR Fund	2,176,053

	Total	3,768,364

	Total Common Stock (cost $130,725,655)	149,021,232

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Asset-Backed Securities (1.2%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$456,083	0.295%, 7/25/2036[f]	423,914

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Asset-Backed Securities (1.2%) - continued
	Bayview Opportunity Master Fund Trust IIB, LP
$441,073	3.950%, 1/28/2034*,g	$439,407
	Countrywide Home Loans, Inc.
120,064	6.085%, 6/25/2021[g,h]	119,426
	Credit Based Asset Servicing and Securitization, LLC
279,222	3.768%, 12/25/2036[g]	194,691
	First Horizon ABS Trust
458,734	0.315%, 10/25/2034[f,h]	395,874
	GMAC Mortgage Corporation Loan Trust
784,178	0.335%, 8/25/2035[f,h]	688,228
487,953	0.335%, 12/25/2036[f,h]	424,491
	IndyMac Seconds Asset-Backed Trust
288,367	0.495%, 10/25/2036[f,h]	168,895
	Vericrest Opportunity Loan Transferee
290,550	3.625%, 3/25/2054*	291,653
	Wachovia Asset Securitization, Inc.
615,014	0.295%, 7/25/2037*,f,h	545,093

	Total	3,691,672

Basic Materials (0.9%)
	Anglo American Capital plc
65,000	1.184%, 4/15/2016[f,i]	65,366
	ArcelorMittal
190,000	6.000%, 3/1/2021	199,737
	Dow Chemical Company
86,000	8.550%, 5/15/2019	108,088
	Fermaca Enterprises S de RL de CV
160,000	6.375%, 3/30/2038[i]	167,600
	FMG Resources Pty. Ltd.
227,936	6.875%, 2/1/2018[e,i]	234,204
	Freeport-McMoRan Copper & Gold, Inc.
80,000	2.375%, 3/15/2018	80,203
	Groupe Office Cherifien des Phosphates SA
170,000	5.625%, 4/25/2024[i]	176,834
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
227,936	8.875%, 2/1/2018	232,210
	Ineos Finance plc
263,000	7.500%, 5/1/2020[i]	280,095
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	88,312
	Minsur SA
164,000	6.250%, 2/7/2024[i]	180,072
	Mosaic Company
52,000	3.750%, 11/15/2021	53,948
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[i]	355,580

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Basic Materials (0.9%) - continued
	Samarco Mineracao SA
$150,000	5.375%, 9/26/2024[i]	$148,155
	Trinseo Materials Operating SCA
214,000	8.750%, 2/1/2019	225,235
	Vale Overseas, Ltd.
80,000	6.250%, 1/23/2017	88,134
	Xstrata Finance Canada, Ltd.
43,000	2.050%, 10/23/2015[i]	43,481

	Total	2,727,254

Capital Goods (0.8%)
	BAE Systems plc
132,000	3.500%, 10/11/2016[i]	138,054
	Brand Energy & Infrastructure Services, Inc.
145,000	8.500%, 12/1/2021[i]	145,725
	Cemex SAB de CV
300,000	5.700%, 1/11/2025[i]	289,050
	CNH Capital, LLC
227,936	3.625%, 4/15/2018	222,807
	Crown Americas Capital Corporation IV
190,000	4.500%, 1/15/2023	179,550
	Harsco Corporation
78,000	2.700%, 10/15/2015	77,708
	Ingersoll-Rand Global Holding Company, Ltd.
106,000	6.875%, 8/15/2018	124,145
	L-3 Communications Corporation
90,000	1.500%, 5/28/2017	89,340
	Martin Marietta Materials, Inc.
106,000	1.333%, 6/30/2017[f,i]	106,457
	Nortek, Inc.
227,936	8.500%, 4/15/2021	245,031
	Reynolds Group Issuer, Inc.
227,936	9.875%, 8/15/2019	245,316
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	70,332
	Textron, Inc.
132,000	4.625%, 9/21/2016	140,492
	United Rentals North America, Inc.
273,000	7.375%, 5/15/2020	290,063

	Total	2,364,070

Collateralized Mortgage Obligations (4.0%)
	Banc of America Alternative Loan Trust
685,025	6.000%, 11/25/2035	597,398
	Countrywide Alternative Loan Trust
559,454	6.500%, 8/25/2036	437,228
	Countrywide Home Loan Mortgage Pass Through Trust
475,276	2.532%, 11/25/2035	405,644

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Collateralized Mortgage Obligations (4.0%) - continued
	Credit Suisse First Boston Mortgage Securities Corporation
$434,848	5.250%, 10/25/2035	$432,738
	Deutsche Alt-A Securities Mortgage Loan Trust
417,913	0.888%, 4/25/2047[f]	371,556
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
787,088	5.500%, 11/25/2035	744,068
	GMACM Mortgage Loan Trust
337,184	4.598%, 5/25/2035	325,670
	HarborView Mortgage Loan Trust
303,397	2.673%, 12/19/2035	273,802
	J.P. Morgan Alternative Loan Trust
781,418	6.500%, 3/25/2036	691,548
	J.P. Morgan Mortgage Trust
661,785	2.656%, 8/25/2035	663,800
607,203	2.612%, 1/25/2037	542,037
	Merrill Lynch Mortgage Investors Trust
563,311	6.250%, 8/25/2036	443,619
	MortgageIT Trust
841,567	0.415%, 12/25/2035[f]	778,787
869,772	0.355%, 4/25/2036[f]	662,423
	New York Mortgage Trust
252,021	2.633%, 5/25/2036	229,300
	Residential Accredit Loans, Inc.
479,158	5.750%, 9/25/2035	433,766
	RFMSI Trust
868,184	6.000%, 7/25/2037	794,173
	Structured Adjustable Rate Mortgage Loan Trust
377,830	5.122%, 7/25/2035	329,757
452,603	2.618%, 9/25/2035	387,747
	Structured Asset Mortgage Investments, Inc.
948,522	0.465%, 12/25/2035[f]	748,544
	Wells Fargo Mortgage Backed Securities Trust
233,524	2.615%, 3/25/2036	233,783
708,400	2.609%, 7/25/2036	692,514
499,024	6.000%, 7/25/2037	497,342

	Total	11,717,244

Commercial Mortgage-Backed Securities (0.2%)
	Banc of America Commercial Mortgage, Inc.
600,000	5.790%, 6/10/2049	650,407

	Total	650,407

Communications Services (2.1%)
	21st Century Fox America, Inc.
95,000	6.900%, 3/1/2019	112,617
	AMC Networks, Inc.
227,936	7.750%, 7/15/2021	248,450

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Communications Services (2.1%) - continued
	America Movil SAB de CV
$71,000	5.000%, 10/16/2019	$78,882
	American Tower Corporation
130,000	7.000%, 10/15/2017	147,991
	British Sky Broadcasting Group plc
102,000	2.625%, 9/16/2019[i]	101,939
	British Telecommunications plc
86,000	1.250%, 2/14/2017	85,795
	CC Holdings GS V, LLC
198,000	2.381%, 12/15/2017	200,301
	CCO Holdings, LLC
227,936	7.000%, 1/15/2019	236,769
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	246,100
	Columbus International, Inc.
205,000	7.375%, 3/30/2021[i]	213,200
	Cox Communications, Inc.
84,000	9.375%, 1/15/2019[i]	107,203
	Digicel, Ltd.
257,936	6.000%, 4/15/2021[i]	255,357
	DIRECTV Holdings, LLC
85,000	3.500%, 3/1/2016	87,966
86,000	5.875%, 10/1/2019	98,557
	Frontier Communications Corporation
300,000	6.875%, 1/15/2025	296,250
	Hughes Satellite Systems Corporation
273,000	6.500%, 6/15/2019	290,062
	Intelsat Jackson Holdings SA
227,936	7.250%, 10/15/2020	241,042
	Level 3 Financing, Inc.
273,000	8.625%, 7/15/2020	295,523
	NBC Universal Enterprise, Inc.
132,000	1.662%, 4/15/2018[i]	131,415
	SBA Tower Trust
84,000	5.101%, 4/17/2017[i]	88,874
	Sprint Communications, Inc.
227,936	9.000%, 11/15/2018[i]	263,266
	Telefonica Emisiones SAU
87,000	3.992%, 2/16/2016	90,531
78,000	3.192%, 4/27/2018	80,447
	Time Warner Cable, Inc.
182,000	5.000%, 2/1/2020	202,247
	T-Mobile USA, Inc.
250,000	6.633%, 4/28/2021	256,250
	Univision Communications, Inc.
325,000	7.875%, 11/1/2020[i]	348,156
	UPCB Finance V, Ltd.
325,000	7.250%, 11/15/2021[i]	347,750
	Verizon Communications, Inc.
237,000	2.625%, 2/21/2020[i]	234,027
106,000	4.500%, 9/15/2020	114,677
	WideOpenWest Finance, LLC
325,000	10.250%, 7/15/2019	351,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Communications Services (2.1%) - continued
	Wind Acquisition Finance SA
$190,000	7.375%, 4/23/2021[i]	$190,950

	Total	6,043,594

Consumer Cyclical (1.3%)
	AMC Entertainment, Inc.
227,000	5.875%, 2/15/2022	228,703
	Chrysler Group, LLC
227,936	8.250%, 6/15/2021	248,450
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	250,507
	Daimler Finance North America, LLC
55,000	1.875%, 1/11/2018[i]	54,944
	Delphi Corporation
78,000	6.125%, 5/15/2021	85,605
	ERAC USA Finance, LLC
106,000	2.350%, 10/15/2019[i]	105,392
	Ford Motor Credit Company, LLC
200,000	1.684%, 9/8/2017	199,120
130,000	5.000%, 5/15/2018	141,979
	General Motors Financial Company, Inc.
227,936	3.250%, 5/15/2018	229,076
150,000	4.375%, 9/25/2021	153,375
	Hyundai Capital America
84,000	1.450%, 2/6/2017[i]	83,940
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[i]	282,555
	KB Home
189,000	4.750%, 5/15/2019	183,803
	L Brands, Inc.
273,000	6.625%, 4/1/2021	300,300
	Macy’s Retail Holdings, Inc.
66,000	7.450%, 7/15/2017	75,991
	Nissan Motor Acceptance Corporation
58,000	0.784%, 3/3/2017[f,i]	58,194
	Royal Caribbean Cruises, Ltd.
517,936	5.250%, 11/15/2022	523,115
	Toll Brothers Finance Corporation
176,000	4.000%, 12/31/2018	175,780
	TRW Automotive, Inc.
60,000	7.250%, 3/15/2017[i]	66,000
	West Corporation
210,000	5.375%, 7/15/2022[i]	193,725
	Wynn Las Vegas, LLC
273,000	5.375%, 3/15/2022	277,777

	Total	3,918,331

Consumer Non-Cyclical (1.8%)
	AbbVie, Inc.
200,000	2.000%, 11/6/2018	196,914
	Altria Group, Inc.
145,000	9.700%, 11/10/2018	186,789

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Consumer Non-Cyclical (1.8%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$78,000	7.750%, 1/15/2019	$94,168
	Beam, Inc.
59,000	5.375%, 1/15/2016	62,246
	CareFusion Corporation
80,000	1.450%, 5/15/2017	79,584
	Celgene Corporation
118,000	1.900%, 8/15/2017	118,875
	CHS/Community Health Systems, Inc.
273,000	7.125%, 7/15/2020	289,380
	ConAgra Foods, Inc.
104,000	2.100%, 3/15/2018	104,097
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022[i]	193,500
	Coventry Health Care, Inc.
53,000	5.950%, 3/15/2017	58,681
	CVS Health Corporation
86,000	2.250%, 12/5/2018	86,312
	Express Scripts Holding Company
78,000	2.650%, 2/15/2017	80,208
	Forest Laboratories, Inc.
109,000	4.375%, 2/1/2019[i]	114,729
	Fresenius Medical Care US Finance, Inc.
227,936	5.750%, 2/15/2021[i]	240,473
	Gilead Sciences, Inc.
52,000	3.050%, 12/1/2016	54,167
	Grupo Bimbo SAB de CV
160,000	3.875%, 6/27/2024[i]	157,912
	Hawk Acquisition Sub, Inc.
273,000	4.250%, 10/15/2020	271,294
	HCA, Inc.
227,936	4.750%, 5/1/2023	222,807
	IMS Health, Inc.
250,000	6.000%, 11/1/2020[i]	256,250
	JBS Finance II, Ltd.
227,936	8.250%, 1/29/2018*	237,623
	Kroger Company
160,000	1.200%, 10/17/2016	159,975
	Lorillard Tobacco Company
84,000	8.125%, 6/23/2019	102,758
	McKesson Corporation
113,000	1.292%, 3/10/2017	112,599
	Medco Health Solutions, Inc.
50,000	7.125%, 3/15/2018	58,214
	Mondelez International, Inc.
56,000	2.250%, 2/1/2019	55,592
	Mylan, Inc.
104,000	1.350%, 11/29/2016	103,988
	Pernod Ricard SA
42,000	2.950%, 1/15/2017[i]	43,297
80,000	5.750%, 4/7/2021[i]	91,109
	Perrigo Company, Ltd.
39,000	1.300%, 11/8/2016[i]	39,036
88,000	2.300%, 11/8/2018[i]	87,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Consumer Non-Cyclical (1.8%) - continued
	Revlon Consumer Products Corporation
$227,936	5.750%, 2/15/2021	$223,377
	SABMiller plc
78,000	6.500%, 7/15/2018[i]	90,019
	Safeway, Inc.
17,000	3.400%, 12/1/2016	17,165
	Spectrum Brands Escrow Corporation
273,000	6.375%, 11/15/2020	284,603
	Sysco Corporation
150,000	2.350%, 10/2/2019[c]	150,003
	Thermo Fisher Scientific, Inc.
80,000	1.300%, 2/1/2017	79,755
80,000	2.400%, 2/1/2019	80,124
	Tyson Foods, Inc.
106,000	2.650%, 8/15/2019	106,198
	Valeant Pharmaceuticals International, Inc.
227,936	7.250%, 7/15/2022[i]	240,473
	WM Wrigley Jr. Company
48,000	2.000%, 10/20/2017[i]	48,449

	Total	5,280,156

Energy (1.3%)
	Boardwalk Pipelines, Ltd.
79,000	5.875%, 11/15/2016	85,534
	BP Capital Markets plc
68,000	0.657%, 11/7/2016[f]	68,099
	Buckeye Partners, LP
100,000	2.650%, 11/15/2018	99,875
	Calumet Specialty Products Partners, LP
190,000	6.500%, 4/15/2021[i]	180,500
	CNOOC Nexen Finance 2014 ULC
62,000	1.625%, 4/30/2017	62,017
	CNPC General Capital, Ltd.
90,000	2.750%, 4/19/2017[i]	91,530
160,000	2.750%, 5/14/2019[i]	159,349
	Concho Resources, Inc.
227,936	6.500%, 1/15/2022	242,182
	Continental Resources, Inc.
109,000	7.125%, 4/1/2021	120,854
	Devon Energy Corporation
78,000	1.200%, 12/15/2016	78,058
	Enbridge, Inc.
54,000	0.684%, 6/2/2017[f]	54,171
	Energy Transfer Partners, LP
88,000	6.700%, 7/1/2018	101,306
	EQT Corporation
88,000	8.125%, 6/1/2019	107,786
	Harvest Operations Corporation
227,936	6.875%, 10/1/2017	237,623
	Hess Corporation
42,000	8.125%, 2/15/2019	51,775
	Kinder Morgan, Inc.
100,000	5.000%, 2/15/2021[i]	104,250

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Energy (1.3%) - continued
	Kodiak Oil & Gas Corporation
$227,936	5.500%, 1/15/2021	$230,215
	Linn Energy, LLC
227,936	8.625%, 4/15/2020	235,629
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[i]	275,389
	Offshore Group Investment, Ltd.
325,000	7.500%, 11/1/2019[e]	301,438
	Petrobras Global Finance BV
68,000	2.000%, 5/20/2016	67,997
220,000	3.115%, 3/17/2020[f]	224,114
	Petroleos Mexicanos
119,000	3.125%, 1/23/2019[i]	121,975
	Range Resources Corporation
81,390	5.000%, 8/15/2022	83,221
	Sabine Pass Liquefaction, LLC
190,000	5.750%, 5/15/2024[i]	193,325
	Suncor Energy, Inc.
56,000	6.100%, 6/1/2018	64,005
	Transocean, Inc.
90,000	6.000%, 3/15/2018	97,044
	Weatherford International, Ltd.
80,000	6.000%, 3/15/2018	89,991
48,000	9.625%, 3/1/2019	61,623

	Total	3,890,875

Financials (5.1%)
	Abbey National Treasury Services plc
100,000	0.644%, 9/29/2017[f]	99,999
80,000	3.050%, 8/23/2018	82,910
	ABN AMRO Bank NV
78,000	2.500%, 10/30/2018[i]	78,765
	Air Lease Corporation
100,000	2.125%, 1/15/2018	99,250
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	333,125
	American International Group, Inc.
120,000	8.250%, 8/15/2018	146,575
	ANZ New Zealand International, Ltd.
81,000	1.400%, 4/27/2017[i]	80,792
	Aviation Capital Group Corporation
51,000	3.875%, 9/27/2016[i]	52,456
	Bank of America Corporation
120,000	5.700%, 5/2/2017	131,576
102,000	1.700%, 8/25/2017	101,559
135,000	5.750%, 12/1/2017	150,215
33,000	2.000%, 1/11/2018	32,856
209,000	1.303%, 3/22/2018[f]	212,881
180,000	5.650%, 5/1/2018	200,214
104,000	8.000%, 12/29/2049[j]	112,126
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
112,000	0.644%, 3/10/2017[f,i]	112,326

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Financials (5.1%) - continued
	Banque Federative du Credit Mutuel SA
$78,000	1.084%, 1/20/2017[f,i]	$78,604
	Barclays Bank plc
68,000	5.140%, 10/14/2020	73,352
	BB&T Corporation
130,000	2.050%, 6/19/2018	130,489
	BBVA Banco Continental SA
130,000	2.250%, 7/29/2016[i]	130,975
	BBVA International Preferred SA Unipersonal
640,000	5.919%, 12/29/2049[j]	652,000
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	138,002
	BNP Paribas SA
87,000	1.250%, 12/12/2016	87,173
84,000	2.375%, 9/14/2017	85,444
	BPCE SA
80,000	1.625%, 2/10/2017	80,329
320,000	5.150%, 7/21/2024[i]	329,764
	Branch Banking and Trust Company
69,000	0.664%, 12/1/2016[f]	69,341
	Caixa Economica Federal
205,000	4.250%, 5/13/2019[i]	203,975
	Capital One Financial Corporation
97,000	6.150%, 9/1/2016	105,988
	CIT Group, Inc.
225,000	3.875%, 2/19/2019	221,062
	Citigroup, Inc.
150,000	5.500%, 2/15/2017	162,603
118,000	6.000%, 8/15/2017	132,157
103,000	8.500%, 5/22/2019	128,747
	Compass Bank
97,000	1.850%, 9/29/2017	96,989
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
120,000	4.625%, 12/1/2023	124,322
	Credit Agricole SA
76,000	1.625%, 4/15/2016[i]	76,739
	Credit Suisse Group AG
320,000	7.500%, 12/11/2049[i,j]	336,000
	CyrusOne, LP
227,936	6.375%, 11/15/2022	238,193
	DDR Corporation
56,000	9.625%, 3/15/2016	62,863
	Denali Borrower, LLC
425,000	5.625%, 10/15/2020[i]	437,219
	Deutsche Bank AG
109,000	1.350%, 5/30/2017	108,254
	Discover Bank
28,000	8.700%, 11/18/2019	34,957
	Discover Financial Services
47,000	6.450%, 6/12/2017	52,645
	Fifth Third Bancorp
167,000	5.450%, 1/15/2017	181,615

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Financials (5.1%) - continued
	General Electric Capital Corporation
$112,000	0.514%, 5/15/2017[f]	$112,202
95,000	5.625%, 9/15/2017	106,182
57,000	1.625%, 4/2/2018	56,898
	Genworth Financial, Inc.
92,000	7.700%, 6/15/2020	110,289
	Goldman Sachs Group, Inc.
80,000	6.250%, 9/1/2017	89,860
100,000	2.375%, 1/22/2018	101,038
52,000	2.625%, 1/31/2019	51,866
78,000	7.500%, 2/15/2019	93,009
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	136,955
	HBOS plc
104,000	6.750%, 5/21/2018[i]	117,640
	HCP, Inc.
66,000	3.750%, 2/1/2016	68,530
88,000	3.750%, 2/1/2019	92,691
	Health Care REIT, Inc.
88,000	4.700%, 9/15/2017	95,585
	HSBC Holdings plc
150,000	5.625%, 12/29/2049[j]	148,950
	Huntington National Bank
73,000	1.300%, 11/20/2016	73,064
	Icahn Enterprises, LP
300,000	6.000%, 8/1/2020	308,250
	ING Bank NV
320,000	5.800%, 9/25/2023[i]	352,485
	ING Capital Funding Trust III
68,000	3.833%, 12/29/2049[f,j]	68,000
	International Lease Finance Corporation
80,000	2.184%, 6/15/2016[f]	79,200
250,000	5.875%, 8/15/2022	261,250
	Intesa Sanpaolo SPA
63,000	3.625%, 8/12/2015[i]	64,365
30,000	3.875%, 1/16/2018	31,282
132,000	3.875%, 1/15/2019	136,940
	J.P. Morgan Chase & Company
101,000	3.450%, 3/1/2016	104,599
53,000	0.754%, 2/15/2017[f]	53,249
53,000	2.000%, 8/15/2017	53,452
52,000	6.300%, 4/23/2019	60,317
104,000	7.900%, 4/29/2049[j]	112,580
325,000	6.750%, 8/29/2049[j]	341,412
	KeyCorp
68,000	2.300%, 12/13/2018	67,964
	Kookmin Bank
78,000	1.110%, 1/27/2017[f,i]	78,582
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[i]	38,229
	Liberty Property, LP
134,000	5.500%, 12/15/2016	145,324
	Macquarie Bank, Ltd.
57,000	5.000%, 2/22/2017[i]	61,426

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Financials (5.1%) - continued
	MetLife, Inc.
$100,000	1.903%, 12/15/2017[c,k]	$100,305
	Metropolitan Life Global Funding I
60,000	1.300%, 4/10/2017[i]	59,905
	Mizuho Corporate Bank, Ltd.
59,000	1.550%, 10/17/2017[i]	58,524
	Morgan Stanley
106,000	1.750%, 2/25/2016	107,131
165,000	6.250%, 8/28/2017	185,385
106,000	6.625%, 4/1/2018	121,394
75,000	4.875%, 11/1/2022	79,236
	Murray Street Investment Trust I
173,000	4.647%, 3/9/2017	185,172
	National City Corporation
56,000	6.875%, 5/15/2019	66,355
	Nomura Holdings, Inc.
58,000	2.000%, 9/13/2016	58,573
56,000	2.750%, 3/19/2019	56,098
	Oversea-Chinese Banking Corporation, Ltd.
165,000	4.250%, 6/19/2024[i]	164,760
	PNC Bank NA
64,000	1.150%, 11/1/2016	64,183
	Preferred Term Securities XXIII, Ltd.
783,744	0.434%, 12/22/2036*,f	583,890
	Pricoa Global Funding I
106,000	1.350%, 8/18/2017[i]	105,468
	Realty Income Corporation
95,000	2.000%, 1/31/2018	94,956
	Regions Bank
104,000	7.500%, 5/15/2018	121,251
	Reinsurance Group of America, Inc.
104,000	5.625%, 3/15/2017	113,385
	Royal Bank of Scotland Group plc
68,000	5.050%, 1/8/2015	68,646
60,000	1.173%, 3/31/2017[f]	60,236
320,000	7.640%, 3/29/2049[j]	338,400
320,000	7.648%, 8/29/2049[j]	374,400
	SLM Corporation
52,000	6.250%, 1/25/2016	53,976
	Societe Generale SA
70,000	5.750%, 4/20/2016[i]	74,383
	State Bank of India
170,000	3.622%, 4/17/2019[i]	172,519
	Sumitomo Mitsui Banking Corporation
156,000	1.300%, 1/10/2017	156,021
	Suncorp-Metway, Ltd.
41,000	0.934%, 3/28/2017[f,i]	41,000
	Swiss RE Capital I, LP
80,000	6.854%, 5/29/2049[i,j]	84,000
	Synchrony Financial
159,000	1.875%, 8/15/2017	159,219

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Financials (5.1%) - continued
	Ventas Realty, LP
$56,000	1.550%, 9/26/2016	$56,385
56,000	1.250%, 4/17/2017	55,730
	Voya Financial, Inc.
84,000	2.900%, 2/15/2018	86,418
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[k,l]	0
	WEA Finance, LLC
100,000	1.750%, 9/15/2017[i]	100,146
	Wells Fargo & Company
27,000	1.250%, 7/20/2016	27,157
196,000	1.400%, 9/8/2017	195,418

	Total	14,891,116

Foreign Government (0.5%)
	Brazil Government International Bond
160,000	5.000%, 1/27/2045	150,400
	Colombia Government International Bond
105,000	2.625%, 3/15/2023	96,600
	Corporacion Andina de Fomento
106,000	1.500%, 8/8/2017	106,609
	Costa Rica Government International Bond
170,000	7.000%, 4/4/2044[i]	170,850
	Hungary Government International Bond
240,000	4.000%, 3/25/2019	244,800
	Poland Government International Bond
119,000	4.000%, 1/22/2024	122,272
	Slovenia Government International Bond
195,000	4.125%, 2/18/2019[i]	203,044
	South Africa Government International Bond
160,000	5.375%, 7/24/2044	158,800
	Uruguay Government International Bond
130,000	5.100%, 6/18/2050	126,100

	Total	1,379,475

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
99,944	5.500%, 12/1/2017	105,940
630,000	3.000%, 10/1/2029[c]	647,817
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
13,454	9.000%, 11/1/2024	15,056
918	9.000%, 4/1/2025	1,087
760	8.500%, 9/1/2025	800
15,840	8.000%, 3/1/2027	16,001
5,539	8.000%, 6/1/2027	6,667
1,354	8.500%, 7/1/2027	1,567
3,833	8.000%, 10/1/2027	4,439

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Mortgage-Backed Securities (4.5%) - continued
$2,662	8.000%, 8/1/2030	$2,926
680,000	4.000%, 10/1/2044[c]	715,912
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
108	7.500%, 4/1/2015	109
1,250,000	3.500%, 10/1/2029[c]	1,313,965
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,717	10.500%, 8/1/2020	1,924
4,371	9.500%, 4/1/2025	4,393
930	8.500%, 11/1/2025	1,050
1,295	8.500%, 5/1/2026	1,359
1,243	8.000%, 8/1/2026	1,347
984	8.000%, 11/1/2026	1,133
15,183	8.000%, 9/1/2027	17,279
3,442	8.000%, 12/1/2027	3,496
6,627	8.500%, 4/1/2030	8,337
3,025,000	3.500%, 10/1/2044[c]	3,091,881
2,775,000	4.000%, 10/1/2044[c]	2,924,330
3,625,000	4.500%, 10/1/2044[c]	3,911,035
	Government National Mortgage Association 30-Yr. Pass Through
2,175	9.500%, 1/15/2025	2,500
7,366	7.000%, 1/15/2026	8,357
6,990	7.000%, 1/15/2026	7,749
7,177	6.000%, 5/15/2026	8,093
6,852	7.000%, 6/15/2026	7,582
5,668	8.500%, 6/15/2026	5,771
2,062	8.500%, 7/15/2026	2,371
6,960	8.000%, 9/15/2026	8,000
2,934	7.500%, 10/15/2026	3,245
895	8.000%, 11/15/2026	899
357	8.500%, 11/15/2026	359
1,387	9.000%, 12/15/2026	1,706
11,035	7.500%, 4/15/2027	12,411
3,167	8.000%, 6/20/2027	3,742
276	8.000%, 8/15/2027	278
25,253	6.500%, 10/15/2027	28,629
9,548	7.000%, 10/15/2027	11,233
914	7.000%, 11/15/2027	917
19,981	7.000%, 11/15/2027	20,612
48,884	7.000%, 7/15/2028	54,174
14,405	7.500%, 7/15/2028	15,079
20,531	6.500%, 9/15/2028	23,295
26,809	6.000%, 12/15/2028	30,421
18,281	6.500%, 1/15/2029	20,934
106,158	6.500%, 3/15/2029	120,380
18,933	6.500%, 4/15/2029	21,513
10,774	7.000%, 4/15/2029	11,560
32,964	6.000%, 6/15/2029	37,799
17,997	7.000%, 6/15/2029	20,272
9,618	8.000%, 5/15/2030	9,789
18,219	7.000%, 9/15/2031	21,782
19,192	6.500%, 2/15/2032	22,250

	Total	13,343,552

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Technology (0.5%)
	Alliance Data Systems Corporation
$195,000	5.375%, 8/1/2022[i]	$189,150
	EMC Corporation
56,000	1.875%, 6/1/2018	55,669
	Fidelity National Information Services, Inc.
109,000	1.450%, 6/5/2017	108,364
	First Data Corporation
227,936	7.375%, 6/15/2019[i]	239,925
	Freescale Semiconductor, Inc.
245,000	6.000%, 1/15/2022[i]	248,675
	Hewlett-Packard Company
90,000	5.400%, 3/1/2017	98,654
	Iron Mountain, Inc.
227,936	6.000%, 8/15/2023	233,634
	Tyco Electronics Group SA
130,000	6.550%, 10/1/2017	148,030
	Xerox Corporation
130,000	7.200%, 4/1/2016	141,564

	Total	1,463,665

Transportation (0.3%)
	A.P. Meoller - Maersk A/S
100,000	2.550%, 9/22/2019[i]	100,242
	American Airlines Pass Through Trust
52,862	4.950%, 1/15/2023	56,499
	Avis Budget Car Rental, LLC
130,000	5.125%, 6/1/2022[i]	127,725
	Continental Airlines, Inc.
204,834	6.250%, 4/11/2020	220,965
	Delta Air Lines, Inc.
107,000	6.750%, 5/23/2017	112,350
95,713	4.950%, 5/23/2019	102,772
78,918	4.750%, 5/7/2020	84,836
	Korea Expressway Corporation
93,000	1.625%, 4/28/2017[i]	92,768
	United Air Lines, Inc.
66,897	10.400%, 11/1/2016	74,088

	Total	972,245

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
100,000	1.875%, 6/30/2020	99,438
85,000	3.625%, 2/15/2044	91,853

	Total	191,291

Utilities (1.2%)
	Access Midstream Partners, LP
325,000	4.875%, 5/15/2023	333,531
	AES Corporation
227,936	7.375%, 7/1/2021	255,288
	Atlas Pipeline Partners, LP
273,000	4.750%, 11/15/2021	254,231
	Calpine Corporation
210,000	5.375%, 1/15/2023	203,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.8%)	Value
Utilities (1.2%) - continued
	Commonwealth Edison Company
$60,000	6.950%, 7/15/2018	$69,912
	DCP Midstream Operating, LP
86,000	2.500%, 12/1/2017	87,751
	El Paso Corporation
50,000	7.000%, 6/15/2017	55,125
	Electricite de France
76,000	0.694%, 1/20/2017[f,i]	76,109
320,000	5.625%, 12/29/2049[i,j]	333,088
	Enel Finance International NV
80,000	5.125%, 10/7/2019[i]	88,215
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	57,657
	MidAmerican Energy Holdings Company
116,000	1.100%, 5/15/2017	115,064
42,000	5.750%, 4/1/2018	47,430
	NiSource Finance Corporation
102,000	6.400%, 3/15/2018	116,420
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	234,774
	Oleoducto Central SA
160,000	4.000%, 5/7/2021[i]	159,872
	ONEOK Partners, LP
88,000	2.000%, 10/1/2017	88,501
75,000	3.200%, 9/15/2018	77,732
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	72,810
	Panhandle Eastern Pipe Line Company, LP
78,000	6.200%, 11/1/2017	88,521
	PG&E Corporation
57,000	2.400%, 3/1/2019	57,066
	PPL Capital Funding, Inc.
104,000	1.900%, 6/1/2018	103,554
	Sempra Energy
100,000	6.150%, 6/15/2018	114,235
	Southern Company
102,000	1.300%, 8/15/2017	101,504
	TransAlta Corporation
109,000	1.900%, 6/3/2017	109,016
	Transelec SA
160,000	4.250%, 1/14/2025[i]	158,788
	Williams Companies, Inc.
106,000	7.875%, 9/1/2021	127,686

	Total	3,587,055

	Total Long-Term Fixed Income (cost $76,282,897)	76,112,002

Shares	Preferred Stock (1.9%)	Value
Financials (1.6%)
16,000	Affiliated Managers Group, Inc., 5.250%	406,400
4,800	Agribank FCB, 6.875%[j]	512,700
288	Bank of America Corporation, Convertible, 7.250%[j]	330,192

Shares	Preferred Stock (1.9%)	Value
Financials (1.6%) - continued
25,915	Citigroup, Inc., 6.875%[j]	$682,601
6,250	Farm Credit Bank of Texas, 6.750%[i,j]	655,469
13,000	Goldman Sachs Group, Inc., 5.500%[j]	308,750
17,350	HSBC USA, Inc., 6.500%[j]	435,138
520	M&T Bank Corporation, 6.375%[j]	540,963
12,800	Morgan Stanley, 7.125%[j]	344,448
8,640	U.S. Bancorp 6.500%[j]	247,795
320	Wells Fargo & Company, Convertible, 7.500%[j]	384,803

	Total	4,849,259

Materials (0.1%)
12,800	CHS, Inc., 7.100%[j]	340,480

	Total	340,480

Utilities (0.2%)
4,800	Southern California Edison Company, 4.670%[j]	492,900

	Total	492,900

	Total Preferred Stock (cost $5,503,411)	5,682,639

Shares	Collateral Held for Securities Loaned (3.2%)	Value
9,414,303	Thrivent Cash Management Trust	9,414,303

	Total Collateral Held for Securities Loaned (cost $9,414,303)	9,414,303

Shares or Principal Amount	Short-Term Investments (7.1%)[m]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.085%, 10/29/2014[n]	199,987
100,000	0.080%, 11/5/2014[n]	99,992
100,000	0.050%, 12/17/2014[n]	99,989
	Thrivent Cash Management Trust
20,425,989	0.050%	20,425,989

	Total Short-Term Investments (at amortized cost)	20,825,957

	Total Investments (cost $298,843,709) 107.4%	$316,326,135

	Other Assets and Liabilities, Net (7.4%)	(21,877,186)

	Total Net Assets 100.0%	$294,448,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
g

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

h	All or a portion of the security is insured or guaranteed.
i

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $14,521,505 or 4.9% of total net assets.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Security is fair valued.
l	Defaulted security. Interest is not being accrued.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At September 30, 2014, $399,968 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Portfolio owned as of September 30, 2014.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 1/28/2034	1/17/2014	$441,073
JBS Finance II, Ltd., 1/29/2018	8/19/2013	237,441
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	783,745
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	289,291
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	615,014

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,611,294
Gross unrealized depreciation	(5,128,868)

Net unrealized appreciation (depreciation)	$17,482,426

Cost for federal income tax purposes	$298,843,709

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,190,814	–	4,190,814	–
Capital Goods	2,444,251	–	2,444,251	–
Communications Services	18,394,138	–	17,141,200	1,252,938
Consumer Cyclical	9,330,442	–	9,330,442	–
Consumer Non-Cyclical	7,523,104	–	6,338,818	1,184,286
Energy	3,241,931	–	2,788,470	453,461
Financials	3,382,304	–	2,654,686	727,618
Technology	3,547,574	–	3,547,574	–
Transportation	1,982,024	–	1,982,024	–
Utilities	1,233,420	–	1,233,420	–
Common Stock
Consumer Discretionary	23,252,691	23,252,691	–	–
Consumer Staples	12,195,720	12,195,720	–	–
Energy	13,913,071	13,913,071	–	–
Financials	33,069,952	33,069,952	–	–
Health Care	19,446,178	19,446,178	–	–
Industrials	15,176,659	15,176,659	–	–
Information Technology	23,488,176	23,488,176	–	–
Materials	4,710,421	4,710,421	–	–
Utilities	3,768,364	3,768,364	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,691,672	–	3,691,672	–
Basic Materials	2,727,254	–	2,727,254	–
Capital Goods	2,364,070	–	2,364,070	–
Collateralized Mortgage Obligations	11,717,244	–	11,717,244	–
Commercial Mortgage-Backed Securities	650,407	–	650,407	–
Communications Services	6,043,594	–	6,043,594	–
Consumer Cyclical	3,918,331	–	3,918,331	–
Consumer Non-Cyclical	5,280,156	–	5,280,156	–
Energy	3,890,875	–	3,890,875	–
Financials^	14,891,116	–	14,206,921	684,195
Foreign Government	1,379,475	–	1,379,475	–
Mortgage-Backed Securities	13,343,552	–	13,343,552	–
Technology	1,463,665	–	1,463,665	–
Transportation	972,245	–	972,245	–
U.S. Government and Agencies	191,291	–	191,291	–
Utilities	3,587,055	–	3,587,055	–
Preferred Stock
Financials	4,849,259	3,681,090	1,168,169	–
Materials	340,480	340,480	–	–
Utilities	492,900	–	492,900	–
Collateral Held for Securities Loaned	9,414,303	9,414,303	–	–
Short-Term Investments	20,825,957	20,425,989	399,968	–

Total	$316,326,135	$182,883,094	$129,140,543	$4,302,498

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	19,954	19,954	–	–

Total Asset Derivatives	$19,954	$19,954	$–	$–

Liability Derivatives
Futures Contracts	109,531	109,531	–	–

Total Liability Derivatives	$109,531	$109,531	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Balanced Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(220)	December 2014	($48,165,579)	($48,145,625)	$19,954
5-Yr. U.S. Treasury Bond Futures	75	December 2014	8,891,245	8,869,336	(21,909)
30-Yr. U.S. Treasury Bond Futures	5	December 2014	696,461	689,532	(6,929)
S&P 500 Index Futures	12	December 2014	5,958,575	5,896,500	(62,075)
Ultra Long Term U.S. Treasury Bond Futures	18	December 2014	2,763,617	2,744,999	(18,618)
Total Futures Contracts					($89,577)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014- September 30, 2014
Cash Management Trust- Collateral Investment	$–	$26,925,834	$17,511,531	9,414,303	$9,414,303	$13,808
Cash Management Trust- Short Term Investment	18,302,791	85,714,897	83,591,699	20,425,989	20,425,989	8,354
Total Value and Income Earned	18,302,791				29,840,292	22,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.5%)[a]	Value
Basic Materials (1.1%)
	Alpha Natural Resources, Inc., Term Loan
$326,683	3.500%, 5/22/2020	$291,020
	Fortescue Metals Group, Ltd., Term Loan
933,317	3.750%, 6/30/2019	912,756
	Ineos Group Holdings, Ltd., Term Loan
865,480	3.750%, 5/4/2018	846,846
	NewPage Corporation, Term Loan
975,000	9.500%, 2/11/2021	974,025
	Tronox Pigments BV, Term Loan
993,291	4.000%, 3/19/2020	984,729
	Wausau Paper Corporation, Term Loan
598,500	6.500%, 7/30/2020	588,026

	Total	4,597,402

Capital Goods (0.7%)
	ADS Waste Holdings, Inc., Term Loan
589,500	3.750%, 10/9/2019	572,994
	Berry Plastics Group, Inc., Term Loan
591,000	3.500%, 2/8/2020	575,078
	Rexnord, LLC, Term Loan
594,000	4.000%, 8/21/2020	583,712
	Silver II Borrower, Term Loan
568,477	4.000%, 12/13/2019	557,994
	STHI Holding Corporation, Term Loan
600,000	4.500%, 8/6/2021[b,c]	594,378

	Total	2,884,156

Communications Services (4.1%)
	Atlantic Broadband Penn, LLC, Term Loan
109,694	3.250%, 11/30/2019	107,089
	Birch Communication Inc., Term Loan
700,000	7.750%, 7/17/2020	682,500
	Cengage Learning Aquisitions, Term Loan
626,850	7.000%, 3/31/2020	625,509
	Charter Communications Operating, LLC, Term Loan
59,848	3.000%, 7/1/2020	58,031
592,500	3.000%, 1/3/2021	574,233
	Cincinnati Bell, Inc., Term Loan
297,000	4.000%, 9/10/2020	294,030
	Clear Channel Communications, Inc., Term Loan
3,465	3.804%, 1/29/2016	3,428
570,744	6.904%, 1/30/2019	544,656
132,102	7.654%, 7/30/2019	129,178
	Cumulus Media Holdings, Inc., Term Loan
441,763	4.250%, 12/23/2020	433,846

Principal Amount	Bank Loans (13.5%)[a]	Value
Communications Services (4.1%) - continued
	Fairpoint Communications, Term Loan
$59,248	7.500%, 2/14/2019	$60,026
	Grande Communications Networks, LLC, Term Loan
790,005	4.500%, 5/29/2020	785,068
	Gray Television, Inc., Term Loan
483,806	3.750%, 6/13/2021[b,c]	475,944
	Hargray Communications Group, Inc., Term Loan
592,500	4.750%, 6/26/2019	592,008
	IMG Worldwide, Inc., Term Loan
648,375	5.250%, 5/6/2021	637,839
	Integra Telecom Holdings, Inc., Term Loan
591,000	5.250%, 2/22/2019	586,012
	Intelsat Jackson Holdings SA, Term Loan
556,029	3.750%, 6/30/2019	546,298
	Level 3 Communications, Inc., Term Loan
800,000	4.000%, 1/15/2020	785,000
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
550,000	4.500%, 1/7/2022	545,418
	LTS Buyer, LLC, Term Loan
901,805	4.000%, 4/13/2020	885,086
	McGraw-Hill Global Education, LLC, Term Loan
568,166	5.750%, 3/22/2019	568,592
	NEP/NCP Holdco, Inc., Term Loan
788,045	4.250%, 1/22/2020	767,028
	NTelos, Inc., Term Loan
575,999	5.750%, 11/9/2019	573,597
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
553,664	5.500%, 7/31/2018	550,552
	SBA Senior Finance II, LLC, Term Loan
473,813	3.250%, 3/24/2021	463,218
	TNS, Inc., Term Loan
660,656	5.000%, 2/14/2020	656,527
	Univision Communications, Inc., Term Loan
896,406	4.000%, 3/1/2020	879,043
	Virgin Media Investment Holdings, Ltd., Term Loan
600,000	3.500%, 6/7/2020	583,638
	WideOpenWest Finance, LLC, Term Loan
630,746	4.750%, 4/1/2019	628,027
	WMG Acquisition Corporation, Term Loan
594,000	3.750%, 7/1/2020	572,562
	XO Communications, LLC, Term Loan
646,750	4.250%, 3/20/2021	639,338

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.5%)[a]	Value
Communications Services (4.1%) - continued
	Yankee Cable Acquisition, LLC, Term Loan
$577,773	4.500%, 3/1/2020	$575,607
	Zayo Group, LLC, Term Loan
678,996	4.000%, 7/2/2019	668,302

	Total	17,477,230

Consumer Cyclical (2.5%)
	Amaya Gaming Group, Inc., Term Loan
530,000	5.000%, 8/1/2021	522,522
	Bally Technologies, Inc., Term Loan
354,245	4.250%, 11/25/2020	352,325
	Booz Allen Hamilton, Inc., Term Loan
248,062	3.750%, 7/31/2019	245,891
	Burlington Coat Factory Warehouse Corporation, Term Loan
543,854	4.250%, 8/13/2021	537,621
	Ceridian Corporation, Term Loan
290,593	4.152%, 5/9/2017	289,323
290,593	4.500%, 5/9/2017	286,961
	Chrysler Group, LLC, Term Loan
492,366	3.500%, 5/24/2017	488,058
273,625	3.250%, 12/31/2018	268,495
	Golden Nugget, Inc., Delayed Draw
66,994	5.500%, 11/21/2019	67,273
	Golden Nugget, Inc., Term Loan
156,319	5.500%, 11/21/2019	156,971
	Hilton Worldwide Finance, LLC, Term Loan
534,649	3.500%, 10/26/2020	525,736
	J.C. Penney Corporation, Inc., Term Loan
592,500	6.000%, 5/22/2018	590,574
	Las Vegas Sands, LLC, Term Loan
496,250	3.250%, 12/19/2020	492,672
	Marina District Finance Company, Inc., Term Loan
446,625	6.750%, 8/15/2018	445,732
	MGM Resorts International, Term Loan
1,219,485	3.500%, 12/20/2019	1,196,620
	Michaels Stores, Inc. Term Loan
690,000	4.000%, 1/28/2020	681,851
	Mohegan Tribal Gaming Authority, Term Loan
446,625	5.500%, 11/19/2019	438,251
	Pinnacle Entertainment, Inc., Term Loan
452,727	3.750%, 8/13/2020	446,312
	ROC Finance, LLC, Term Loan
594,000	5.000%, 6/20/2019	566,777

Principal Amount	Bank Loans (13.5%)[a]	Value
Consumer Cyclical (2.5%) - continued
	Scientific Games International Inc., Term Loan
$100,000	0.000%, 9/17/2021[b,c]	$97,964
	Scientific Games International, Inc., Term Loan
595,500	4.250%, 10/18/2020	583,221
	Seminole Hard Rock Entertainment, Inc., Term Loan
109,722	0.000%, 5/14/2020[b,c]	107,481
	Seminole Indian Tribe of Florida, Term Loan
537,000	3.000%, 4/29/2020	532,806
	Toys R Us, Inc., Term Loan
833,397	5.250%, 5/25/2018	768,459

	Total	10,689,896

Consumer Non-Cyclical (1.6%)
	Albertsons, Inc., Term Loan
693,270	4.750%, 3/21/2019	689,374
	Biomet, Inc., Term Loan
929,638	3.655%, 7/25/2017	922,182
	Catalina Marketing Corporation, Term Loan
613,463	4.500%, 4/9/2021	596,132
	CHS/Community Health Systems, Inc., Term Loan
121,851	3.485%, 1/25/2017	121,118
448,836	4.250%, 1/27/2021	447,194
	Del Monte Corporation, Term Loan
109,724	3.500%, 3/9/2020	105,198
	Libbey Glass, Inc., Term Loan
306,731	3.750%, 4/9/2021	303,474
	Ortho-Clinical Diagnostics, Inc., Term Loan
618,450	4.750%, 6/30/2021	610,429
	Roundy’s Supermarkets, Inc., Term Loan
627,285	5.750%, 3/3/2021	592,521
	Supervalu, Inc., Term Loan
784,982	4.500%, 3/21/2019	769,722
	Van Wagner Communications, LLC, Term Loan
614,250	7.250%, 8/3/2018	612,714
	Visant Corporation, Term Loan
819,903	7.000%, 9/23/2021	809,145

	Total	6,579,203

Energy (0.8%)
	Arch Coal, Inc., Term Loan
792,654	6.250%, 5/16/2018	724,533
	Energy Solutions, LLC, Term Loan
698,250	6.750%, 5/29/2020	706,978
	Exgen Renewables I, LLC, Term Loan
436,330	5.250%, 2/6/2021	438,512

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.5%)[a]	Value
Energy (0.8%) - continued
	McJunkin Red Man Corporation, Term Loan
$445,500	5.517%, 11/8/2019	$444,850
	Offshore Group Investment, Ltd., Term Loan
405,222	5.750%, 3/28/2019	387,749
	Pacific Drilling SA, Term Loan
592,500	4.500%, 6/3/2018	572,011
	TerraForm Power Operating, LLC, Term Loan
319,200	4.750%, 7/23/2019	319,998

	Total	3,594,631

Financials (0.9%)
	Delos Finance Sarl, Term Loan
630,000	3.500%, 3/6/2021	621,073
	DJO Finance, LLC, Term Loan
617,190	4.250%, 9/15/2017	611,919
	Harland Clarke Holdings Corporation, Term Loan
581,250	7.000%, 5/22/2018	585,975
	MoneyGram International, Inc., Term Loan
522,349	4.250%, 3/27/2020	512,231
	MPH Acquisition Holdings, LLC, Term Loan
188,224	4.000%, 3/31/2021	183,637
	TransUnion, LLC, Term Loan
646,750	4.000%, 4/9/2021	635,839
	WaveDivision Holdings, LLC, Term Loan
589,500	4.000%, 10/15/2019	579,184

	Total	3,729,858

Technology (0.8%)
	Avago Technologies, Ltd., Term Loan
997,500	3.750%, 5/6/2021	987,655
	BMC Software, Inc., Term Loan
574,666	5.000%, 9/10/2020	564,610
	First Data Corporation, Term Loan
900,000	3.655%, 3/23/2018	881,721
	Freescale Semiconductor, Inc., Term Loan
591,034	4.250%, 2/28/2020	581,524
	Infor US, Inc., Term Loan
564,258	3.750%, 6/3/2020	550,975

	Total	3,566,485

Transportation (0.6%)
	American Airlines, Inc., Term Loan
1,061,562	3.750%, 6/27/2019	1,041,924
	Delta Air Lines, Inc., Term Loan
758,129	3.250%, 4/20/2017	748,273

Principal Amount	Bank Loans (13.5%)[a]	Value
Transportation (0.6%) - continued
	OSG Bulk Ships, Inc., Term Loan
$703,238	5.250%, 8/5/2019	$698,259

	Total	2,488,456

Utilities (0.4%)
	Calpine Corporation, Term Loan
440,863	4.000%, 4/1/2018	436,754
74,438	4.000%, 10/31/2020	73,600
	Intergen NV, Term Loan
592,500	5.500%, 6/15/2020	592,873
	NGPL PipeCo, LLC, Term Loan
400,519	6.750%, 9/15/2017	398,641

	Total	1,501,868

	Total Bank Loans (cost $57,849,135)	57,109,185

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Asset-Backed Securities (1.6%)
	Asset Backed Securities Corporation Home Equity Loan Trust
760,138	0.295%, 7/25/2036[d]	706,523
880,991	0.315%, 11/25/2036[d]	758,395
	Bayview Opportunity Master Fund Trust IIB, LP
1,308,035	3.623%, 7/28/2019*	1,307,910
	Countrywide Asset-Backed Certificates
530,503	5.530%, 4/25/2047	516,984
	GSAA Home Equity Trust
853,920	0.425%, 7/25/2037[d]	724,432
	J.P. Morgan Mortgage Trust
586,181	2.718%, 2/25/2036	522,328
	Renaissance Home Equity Loan Trust
406,449	5.746%, 5/25/2036[e]	303,970
632,000	6.011%, 5/25/2036[e]	464,037
938,645	5.797%, 8/25/2036[e]	612,969
	Vericrest Opportunity Loan Transferee
528,272	3.625%, 3/25/2054*	530,278

	Total	6,447,826

Basic Materials (1.1%)
	Anglo American Capital plc
92,000	1.184%, 4/15/2016[d,f]	92,518
	ArcelorMittal
730,000	6.000%, 3/1/2021	767,413
	Dow Chemical Company
64,000	8.550%, 5/15/2019	80,437
	First Quantum Minerals, Ltd.
322,000	6.750%, 2/15/2020[f]	325,220
322,000	7.000%, 2/15/2021[f]	326,428
	FMG Resources Pty. Ltd.
320,000	6.875%, 2/1/2018[f]	328,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Basic Materials (1.1%) - continued
	Freeport-McMoRan Copper & Gold, Inc.
$53,000	2.375%, 3/15/2018	$53,135
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
670,000	8.875%, 2/1/2018	682,562
	INEOS Group Holdings SA
400,000	5.875%, 2/1/2019[f]	394,000
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	70,649
	Mosaic Company
88,000	3.750%, 11/15/2021	91,296
	Sappi Papier Holding GmbH
400,000	6.625%, 4/15/2021[f]	414,000
	Trinseo Materials Operating SCA
728,000	8.750%, 2/1/2019	766,220
	Vale Overseas, Ltd.
46,000	6.250%, 1/23/2017	50,677
	Yamana Gold, Inc.
98,000	4.950%, 7/15/2024[f]	97,556

	Total	4,540,911

Capital Goods (0.9%)
	Brand Energy & Infrastructure Services, Inc.
375,000	8.500%, 12/1/2021[f]	376,875
	Cemex SAB de CV
775,000	5.700%, 1/11/2025[f]	746,712
	Crown Americas Capital Corporation IV
730,000	4.500%, 1/15/2023	689,850
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	451,000
	Harsco Corporation
132,000	2.700%, 10/15/2015	131,505
	L-3 Communications Corporation
123,000	1.500%, 5/28/2017	122,099
	Reynolds Group Issuer, Inc.
160,000	5.750%, 10/15/2020	162,800
410,000	6.875%, 2/15/2021	432,550
	RSC Equipment Rental, Inc.
160,000	8.250%, 2/1/2021	173,200
	Textron, Inc.
137,000	7.250%, 10/1/2019	163,506
	United Rentals North America, Inc.
410,000	7.375%, 5/15/2020	435,625

	Total	3,885,722

Collateralized Mortgage Obligations (14.9%)
	Adjustable Rate Mortgage Trust
1,072,000	2.778%, 11/25/2035	924,864
	Alternative Loan Trust
1,199,928	6.000%, 6/25/2036	1,074,243

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Collateralized Mortgage Obligations (14.9%) - continued
	American Home Mortgage Investment Trust
$1,492,656	6.250%, 12/25/2036[e]	$720,183
	Banc of America Alternative Loan Trust
490,166	0.655%, 4/25/2035[d]	418,296
1,353,225	6.000%, 11/25/2035	1,180,124
	Banc of America Funding Corporation
342,065	4.886%, 5/20/2036	283,776
	BCAP, LLC Trust
1,351,295	0.335%, 3/25/2037[d]	1,099,123
	Bear Stearns Adjustable Rate Mortgage Trust
288,631	2.410%, 10/25/2035[d]	286,202
322,818	2.973%, 2/25/2036	254,518
	Citicorp Mortgage Securities Trust
494,391	6.000%, 5/25/2037	507,421
	Citigroup Mortgage Loan Trust, Inc.
425,514	5.500%, 11/25/2035	396,374
931,110	2.777%, 3/25/2037	698,623
	CitiMortgage Alternative Loan Trust
602,266	5.750%, 4/25/2037	520,521
	Countrywide Alternative Loan Trust
420,534	0.555%, 2/25/2035[d]	384,586
1,033,293	2.437%, 10/25/2035	913,655
750,764	5.264%, 10/25/2035	627,092
473,792	5.500%, 2/25/2036	442,534
254,465	6.000%, 4/25/2036	221,369
621,616	6.500%, 8/25/2036	485,809
218,396	6.000%, 1/25/2037	198,403
947,499	5.500%, 5/25/2037	826,537
	Countrywide Home Loan Mortgage Pass Through Trust
1,394,142	2.532%, 11/25/2035	1,189,889
616,723	5.025%, 2/20/2036	551,816
	Deutsche Alt-A Securities Mortgage Loan Trust
928,694	0.888%, 4/25/2047[d]	825,679
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
125,089	5.500%, 10/25/2021	120,932
393,787	0.355%, 11/25/2035[d]	250,393
848,166	5.500%, 11/25/2035	801,808
	Federal Home Loan Mortgage Corporation
7,921,446	2.500%, 12/15/2022[g]	613,583
2,415,544	2.500%, 5/15/2027[g]	247,905
2,750,738	2.500%, 2/15/2028[g]	311,255
8,190,012	2.500%, 3/15/2028[g]	911,981
4,441,006	3.000%, 4/15/2028[g]	547,486
3,534,947	3.000%, 2/15/2033[g]	544,901
	Federal National Mortgage Association
3,482,282	2.500%, 2/25/2028[g]	378,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Collateralized Mortgage Obligations (14.9%) - continued
$3,005,694	3.000%, 4/25/2028[g]	$390,550
3,432,768	3.500%, 1/25/2033[g]	521,462
	First Horizon Alternative Mortgage Securities Trust
1,025,487	2.250%, 3/25/2035	922,404
	First Horizon Alternative Mortgage Securities Trust 2006-FA4
1,190,470	6.000%, 8/25/2036[d]	1,002,973
	First Horizon Mortgage Pass- Through Trust
1,009,862	2.556%, 8/25/2037	839,271
	GMACM Mortgage Loan Trust
1,798,315	4.598%, 5/25/2035	1,736,905
	Government National Mortgage Association
4,009,068	4.000%, 1/16/2027[g]	449,638
	Greenpoint Mortgage Funding Trust
726,975	0.355%, 10/25/2045[d]	573,356
	GSR Mortgage Loan Trust
227,770	0.345%, 8/25/2046[d]	218,939
	HomeBanc Mortgage Trust
410,040	2.203%, 4/25/2037	305,840
1,144,765	0.455%, 5/25/2037[d]	993,961
	IndyMac IMJA Mortgage Loan Trust
935,779	6.250%, 11/25/2037	848,405
	IndyMac Index Mortgage Loan Trust
1,354,168	4.723%, 10/25/2035	1,166,213
	J.P. Morgan Alternative Loan Trust
1,271,972	6.500%, 3/25/2036	1,125,684
	J.P. Morgan Mortgage Trust
229,691	6.500%, 1/25/2035	228,955
1,099,887	2.656%, 8/25/2035	1,103,235
471,601	2.509%, 10/25/2036	422,353
936,229	0.535%, 1/25/2037[d]	588,154
738,763	2.612%, 1/25/2037	659,478
493,939	6.250%, 8/25/2037	353,306
	Lehman Mortgage Trust
590,141	0.905%, 12/25/2035[d]	431,623
	Lehman XS Trust
960,000	5.500%, 9/25/2035[e]	844,118
	Master Asset Securitization Trust
630,300	0.655%, 6/25/2036[d]	383,025
	MASTR Alternative Loans Trust
222,386	6.500%, 7/25/2034	227,908
533,259	0.605%, 12/25/2035[d]	299,716
	Merrill Lynch Alternative Note Asset Trust
735,852	6.000%, 3/25/2037	688,074
	Morgan Stanley Mortgage Loan Trust
565,758	5.524%, 11/25/2035	408,836
	MortgageIT Trust
1,052,969	0.415%, 12/25/2035[d]	974,418

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Collateralized Mortgage Obligations (14.9%) - continued
	New Century Alternative Mortgage Loan Trust
$1,221,868	6.167%, 7/25/2036[e]	$845,259
	RALI Series 2006-QA9 Trust
1,164,769	0.335%, 11/25/2036[d]	848,071
	RALI Trust
1,648,848	5.750%, 4/25/2037	1,324,465
1,010,369	6.250%, 4/25/2037	840,393
404,359	6.000%, 6/25/2037	327,815
	Residential Accredit Loans, Inc.
829,311	5.750%, 9/25/2035	750,749
950,791	6.000%, 1/25/2037	809,236
	Residential Asset Securitization Trust
1,100,926	5.424%, 8/25/2022	1,007,633
633,533	5.500%, 4/25/2035	637,996
854,427	0.535%, 8/25/2037[d]	342,615
	RFMSI Trust
985,798	5.750%, 2/25/2036	912,104
1,355,452	6.000%, 7/25/2037	1,239,902
	Sequoia Mortgage Trust
1,612,444	2.664%, 9/20/2046	1,376,584
	Structured Adjustable Rate Mortgage Loan Trust
278,736	5.500%, 12/25/2034	271,368
1,042,290	5.122%, 7/25/2035	909,675
427,144	2.618%, 9/25/2035	365,937
823,907	4.758%, 5/25/2036	627,891
	Structured Asset Mortgage Investments, Inc.
1,601,835	0.465%, 12/25/2035[d]	1,264,119
864,721	0.365%, 5/25/2046[d]	670,539
	Suntrust Alternative Loan Trust
1,165,423	5.750%, 12/25/2035	1,046,118
	WaMu Mortgage Pass Through Certificates
877,672	4.396%, 8/25/2036	797,970
735,600	2.042%, 11/25/2036	652,649
1,101,190	1.831%, 1/25/2037	948,169
132,795	2.239%, 8/25/2046	116,107
847,796	1.918%, 3/25/2047[d]	689,226
	Washington Mutual Alternative Mortgage Pass Through Certificates
716,886	0.755%, 6/25/2035[d]	539,509
938,283	6.000%, 11/25/2035	847,507
685,535	0.868%, 2/25/2047[d]	487,303
	Wells Fargo Mortgage Backed Securities Trust
1,558,481	2.609%, 7/25/2036	1,523,532
598,829	6.000%, 7/25/2037	596,810
784,502	6.000%, 11/25/2037	787,193

	Total	62,873,522

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Commercial Mortgage-Backed Securities (0.4%)
	Credit Suisse Mortgage Capital Certificates
$1,000,000	5.509%, 9/15/2039	$1,070,675
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	709,659

	Total	1,780,334

Communications Services (2.9%)
	21st Century Fox America, Inc.
80,000	3.700%, 9/15/2024[f]	79,290
	AMC Networks, Inc.
390,000	4.750%, 12/15/2022	385,125
	American Tower Corporation
106,000	7.000%, 10/15/2017	120,670
98,000	3.450%, 9/15/2021	96,079
	CC Holdings GS V, LLC
160,000	2.381%, 12/15/2017	161,859
	CCO Holdings, LLC
400,000	6.500%, 4/30/2021	417,000
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	428,000
	Cequel Communications Escrow 1, LLC
750,000	6.375%, 9/15/2020[f]	771,563
	Columbus International, Inc.
750,000	7.375%, 3/30/2021[f]	780,000
	Digicel, Ltd.
760,000	6.000%, 4/15/2021[f]	752,400
	DIRECTV Holdings, LLC
104,000	5.875%, 10/1/2019	119,185
	DISH DBS Corporation
90,000	6.750%, 6/1/2021	96,750
400,000	5.000%, 3/15/2023	383,750
	Frontier Communications Corporation
775,000	6.875%, 1/15/2025	765,313
	Hughes Satellite Systems Corporation
570,000	6.500%, 6/15/2019	605,625
	Level 3 Escrow II, Inc.
400,000	5.375%, 8/15/2022[f]	394,000
	Numericable Group SA
770,000	6.000%, 5/15/2022[f]	775,775
	SBA Tower Trust
200,000	3.598%, 4/16/2043[f]	199,949
	Sprint Communications, Inc.
570,000	9.000%, 11/15/2018[f]	658,350
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	129,952
	Time Warner Cable, Inc.
240,000	5.000%, 2/1/2020	266,699
	T-Mobile USA, Inc.
770,000	6.125%, 1/15/2022	773,850
	Univision Communications, Inc.
160,000	6.875%, 5/15/2019[f]	166,800
410,000	7.875%, 11/1/2020[f]	439,213

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Communications Services (2.9%) - continued
	UPCB Finance V, Ltd.
$570,000	7.250%, 11/15/2021[f]	$609,900
	Verizon Communications, Inc.
66,000	2.625%, 2/21/2020[f]	65,172
98,000	4.500%, 9/15/2020	106,022
98,000	5.150%, 9/15/2023	108,522
	Wind Acquisition Finance SA
400,000	4.750%, 7/15/2020[f]	384,000
390,000	7.375%, 4/23/2021[f]	391,950
	Windstream Corporation
730,000	7.750%, 10/1/2021	777,450

	Total	12,210,213

Consumer Cyclical (1.8%)
	AMC Entertainment, Inc.
400,000	5.875%, 2/15/2022	403,000
	Brookfield Residential Properties, Inc.
570,000	6.500%, 12/15/2020[f]	591,375
	Chrysler Group, LLC
530,000	8.000%, 6/15/2019	562,462
	Delphi Corporation
132,000	6.125%, 5/15/2021	144,870
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	141,979
	General Motors Company
98,000	6.250%, 10/2/2043	114,660
	General Motors Financial Company, Inc.
570,000	3.250%, 5/15/2018	572,850
83,000	4.375%, 9/25/2021	84,868
	Hilton Worldwide Finance, LLC
730,000	5.625%, 10/15/2021[f]	751,900
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[f]	200,140
420,000	5.625%, 2/1/2023[f]	434,700
	L Brands, Inc.
570,000	5.625%, 2/15/2022	594,225
	Lennar Corporation
410,000	12.250%, 6/1/2017	503,275
160,000	4.125%, 12/1/2018	158,400
	Macy’s Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	202,643
	Royal Caribbean Cruises, Ltd.
750,000	5.250%, 11/15/2022	757,500
	Toll Brothers Finance Corporation
124,000	4.000%, 12/31/2018	123,845
	TRW Automotive, Inc.
80,000	7.250%, 3/15/2017[f]	88,000
	West Corporation
770,000	5.375%, 7/15/2022[f]	710,325
	Wynn Las Vegas, LLC
570,000	5.375%, 3/15/2022	579,975

	Total	7,720,992

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

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Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Consumer Non-Cyclical (2.3%)
	Altria Group, Inc.
$114,000	9.700%, 11/10/2018	$146,855
	Anheuser-Busch InBev Worldwide, Inc.
128,000	7.750%, 1/15/2019	154,533
	Aviv Healthcare Properties, LP
400,000	6.000%, 10/15/2021	413,000
	CareFusion Corporation
45,000	1.450%, 5/15/2017	44,766
	ConAgra Foods, Inc.
127,000	2.100%, 3/15/2018	127,118
	Cott Beverages, Inc.
770,000	5.375%, 7/1/2022[f]	744,975
	CVS Health Corporation
64,000	2.250%, 12/5/2018	64,232
	Endo Finance LLC & Endo Finco, Inc.
160,000	7.000%, 7/15/2019[f]	167,600
410,000	7.000%, 12/15/2020[f]	428,450
	Envision Healthcare Corporation
750,000	5.125%, 7/1/2022[f]	738,750
	Forest Laboratories, Inc.
97,000	4.375%, 2/1/2019[f]	102,098
	Hawk Acquisition Sub, Inc.
570,000	4.250%, 10/15/2020	566,438
	HCA, Inc.
575,000	3.750%, 3/15/2019	562,063
	Hospira, Inc.
560,000	5.200%, 8/12/2020	603,000
	IMS Health, Inc.
320,000	6.000%, 11/1/2020[f]	328,000
	JBS Finance II, Ltd.
730,000	8.250%, 1/29/2018*	761,025
	JBS USA, LLC
390,000	5.875%, 7/15/2024[f]	374,400
	Lorillard Tobacco Company
129,000	8.125%, 6/23/2019	157,807
	Medco Health Solutions, Inc.
100,000	7.125%, 3/15/2018	116,427
	Mondelez International, Inc.
86,000	2.250%, 2/1/2019	85,374
	Ortho-Clinical Diagnostics, Inc.
750,000	6.625%, 5/15/2022[f]	683,438
	Pernod Ricard SA
64,000	5.750%, 4/7/2021[f]	72,887
	Perrigo Company, Ltd.
62,000	2.300%, 11/8/2018[f]	61,586
	SABMiller plc
48,000	6.500%, 7/15/2018[f]	55,396
	Safeway, Inc.
37,000	3.400%, 12/1/2016	37,358
	Spectrum Brands Escrow Corporation
570,000	6.375%, 11/15/2020	594,225
	Tenet Healthcare Corporation
730,000	8.125%, 4/1/2022	801,175
	Thermo Fisher Scientific, Inc.
128,000	2.400%, 2/1/2019	128,198

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Consumer Non-Cyclical (2.3%) - continued
	Tyson Foods, Inc.
$98,000	4.500%, 6/15/2022	$103,864
	Valeant Pharmaceuticals International
160,000	6.875%, 12/1/2014[f]	165,200
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[f]	438,700

	Total	9,828,938

Energy (2.0%)
	Buckeye Partners, LP
98,000	2.650%, 11/15/2018	97,878
	Calumet Specialty Products Partners, LP
400,000	6.500%, 4/15/2021[f]	380,000
	Chaparral Energy, Inc.
400,000	7.625%, 11/15/2022	410,000
	CNPC General Capital, Ltd.
123,000	2.750%, 4/19/2017[f]	125,090
	Concho Resources, Inc.
570,000	5.500%, 10/1/2022	587,100
	El Paso, LLC
80,000	7.800%, 8/1/2031	96,800
	Enbridge Energy Partners, LP
810,000	8.050%, 10/1/2037	913,275
	Energy Transfer Partners, LP
62,000	6.700%, 7/1/2018	71,375
	Energy XXI Gulf Coast, Inc.
770,000	7.500%, 12/15/2021	754,600
	Ensco plc
83,000	4.500%, 10/1/2024	83,279
	EQT Corporation
60,000	5.150%, 3/1/2018	64,901
62,000	8.125%, 6/1/2019	75,940
	EQT Midstream Partners, LP
98,000	4.000%, 8/1/2024	96,603
	Hess Corporation
95,000	8.125%, 2/15/2019	117,110
	Linn Energy, LLC
570,000	6.250%, 11/1/2019	556,463
	Marathon Petroleum Corporation
75,000	3.625%, 9/15/2024	73,414
	MEG Energy Corporation
160,000	6.500%, 3/15/2021[f]	164,000
410,000	6.375%, 1/30/2023[f]	413,587
	Offshore Group Investment, Ltd.
570,000	7.500%, 11/1/2019	528,675
	Petrobras Global Finance BV
145,000	2.000%, 5/20/2016	144,993
	Plains All American Pipeline, LP
94,000	3.600%, 11/1/2024	92,254
	Range Resources Corporation
140,000	5.000%, 8/15/2022	143,150
	Regency Energy Partners, LP
730,000	5.000%, 10/1/2022	719,050
	Rosetta Resources, Inc.
400,000	5.875%, 6/1/2022	398,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

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Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Energy (2.0%) - continued
	Sabine Pass Liquefaction, LLC
$730,000	5.750%, 5/15/2024[f]	$742,775
	Suncor Energy, Inc.
86,000	6.100%, 6/1/2018	98,294
	Transocean, Inc.
120,000	6.000%, 3/15/2018	129,393
	Weatherford International, Ltd.
80,000	6.000%, 3/15/2018	89,991
62,000	9.625%, 3/1/2019	79,597
	Williams Companies, Inc.
98,000	3.700%, 1/15/2023	92,573

	Total	8,340,660

Financials (8.2%)
	Abbey National Treasury Services plc
64,000	3.050%, 8/23/2018	66,328
	ABN AMRO Bank NV
132,000	2.500%, 10/30/2018[f]	133,295
	Aegon NV
720,000	2.722%, 7/29/2049[d,h]	657,000
	AGI Life Holdings, Inc.
800,000	7.570%, 12/1/2045*	1,073,773
	Ally Financial, Inc.
100,000	5.500%, 2/15/2017	104,000
	American Express Company
750,000	6.800%, 9/1/2066	800,625
	American International Group, Inc.
50,000	8.250%, 8/15/2018	61,073
	Aviation Capital Group Corporation
96,000	3.875%, 9/27/2016[f]	98,740
	Banco do Brasil SA
1,140,000	9.000%, 12/31/2049[f,h]	1,105,914
	Bank of America Corporation
164,000	5.700%, 5/2/2017	179,820
148,000	5.650%, 5/1/2018	164,620
380,000	6.250%, 9/29/2049[h]	377,506
90,000	8.000%, 12/29/2049[h]	97,032
	Bank of New York Mellon Corporation
480,000	4.500%, 12/31/2049[h]	445,200
	Barclays Bank plc
100,000	5.140%, 10/14/2020	107,870
	BBVA Banco Continental SA
117,000	2.250%, 7/29/2016[f]	117,878
	BBVA International Preferred SA Unipersonal
1,030,000	5.919%, 12/29/2049[h]	1,049,313
	BNP Paribas SA
775,000	5.186%, 6/29/2049f,[h]	782,750
	BPCE SA
375,000	5.150%, 7/21/2024[f]	386,442
	Citigroup, Inc.
128,000	8.500%, 5/22/2019	159,996

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Financials (8.2%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$525,000	11.000%, 12/29/2049f,[h]	$694,313
	Credit Agricole SA
380,000	6.625%, 9/29/2049[f,h]	362,340
	Credit Suisse Group AG
400,000	7.500%, 12/11/2049[f,h]	420,000
760,000	6.250%, 12/29/2049[f,h]	735,300
	CyrusOne, LP
570,000	6.375%, 11/15/2022	595,650
	DDR Corporation
86,000	9.625%, 3/15/2016	96,540
	Denali Borrower, LLC
760,000	5.625%, 10/15/2020[f]	781,850
	Discover Bank
43,000	8.700%, 11/18/2019	53,684
	Discover Financial Services
90,000	6.450%, 6/12/2017	100,809
	Fifth Third Bancorp
575,000	4.900%, 12/29/2049[h]	562,695
600,000	5.100%, 12/31/2049[h]	565,500
	GE Capital Trust I
380,000	6.375%, 11/15/2067	410,400
	General Electric Capital Corporation
800,000	6.250%, 12/15/2049[h]	862,000
	Genworth Financial, Inc.
121,000	7.700%, 6/15/2020	145,054
	Goldman Sachs Group, Inc.
45,000	6.250%, 9/1/2017	50,546
43,000	2.375%, 1/22/2018	43,446
88,000	2.625%, 1/31/2019	87,774
122,000	7.500%, 2/15/2019	145,475
	Hartford Financial Services Group, Inc.
106,000	6.000%, 1/15/2019	120,977
	HBOS plc
116,000	6.750%, 5/21/2018[f]	131,214
	HCP, Inc.
64,000	3.750%, 2/1/2019	67,411
	Health Care REIT, Inc.
110,000	4.700%, 9/15/2017	119,481
	HSBC Holdings plc
750,000	5.625%, 12/29/2049[h]	744,750
380,000	6.375%, 12/29/2049[h]	379,525
	Icahn Enterprises, LP
770,000	6.000%, 8/1/2020	791,175
	ILFC E-Capital Trust II
1,575,000	6.250%, 12/21/2065d,[f]	1,543,500
	ING Capital Funding Trust III
819,000	3.833%, 12/29/2049[d,h]	819,000
	International Lease Finance Corporation
64,000	2.184%, 6/15/2016[d]	63,360
390,000	5.875%, 8/15/2022	407,550
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	42,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Financials (8.2%) - continued
$100,000	3.875%, 1/15/2019	$103,742
	J.P. Morgan Chase & Company
88,000	6.300%, 4/23/2019	102,074
166,000	3.875%, 9/10/2024	162,737
77,000	7.900%, 4/29/2049[h]	83,352
750,000	6.750%, 8/29/2049[h]	787,875
190,000	5.000%, 12/29/2049[h]	185,212
200,000	6.000%, 12/29/2049[h]	196,750
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[f]	816,375
25,000	5.000%, 6/1/2021[f]	27,306
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	787,325
	Lloyds Banking Group plc
800,000	6.413%, 1/29/2049[f,h]	854,000
865,000	5.920%, 9/29/2049[f,h]	873,650
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[f]	1,053,440
	MetLife, Inc.
400,000	6.400%, 12/15/2036	446,000
	Morgan Stanley
87,000	6.250%, 8/28/2017	97,748
64,000	4.875%, 11/1/2022	67,615
	Murray Street Investment Trust I
88,000	4.647%, 3/9/2017	94,192
	National City Corporation
86,000	6.875%, 5/15/2019	101,902
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	85,149
	Prudential Financial, Inc.
380,000	5.875%, 9/15/2042	402,800
775,000	5.625%, 6/15/2043	807,705
	QBE Capital Funding III, Ltd.
400,000	7.250%, 5/24/2041[f]	436,000
	RBS Capital Trust III
1,000,000	2.073%, 9/29/2049[d,h]	980,000
	Realty Income Corporation
78,000	2.000%, 1/31/2018	77,964
	Regions Bank
67,000	7.500%, 5/15/2018	78,114
	Reinsurance Group of America, Inc.
160,000	5.625%, 3/15/2017	174,438
	Royal Bank of Scotland Group plc
82,000	1.173%, 3/31/2017[d]	82,322
375,000	7.648%, 8/29/2049[h]	438,750
	SLM Corporation
100,000	6.250%, 1/25/2016	103,800
	Societe Generale SA
124,000	5.750%, 4/20/2016[f]	131,764
760,000	6.000%, 12/31/2049[f,h]	696,084
400,000	7.875%, 12/31/2049[f,h]	400,000
	Swiss RE Capital I, LP
823,000	6.854%, 5/29/2049[f,h]	864,150
	Synchrony Financial
94,000	1.875%, 8/15/2017	94,130
94,000	3.750%, 8/15/2021	94,849

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Financials (8.2%) - continued
	Voya Financial, Inc.
$200,000	5.650%, 5/15/2053	$201,000
129,000	2.900%, 2/15/2018	132,713
	Wells Fargo & Company
400,000	5.900%, 12/29/2049[h]	407,500
	ZFS Finance USA Trust II
977,000	6.450%, 12/15/2065[f]	1,045,390

	Total	34,489,164

Foreign Government (0.2%)
	Mexico Government International Bond
930,000	4.000%, 10/2/2023	961,155

	Total	961,155

Mortgage-Backed Securities (4.4%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
2,000,000	3.500%, 10/1/2029[c]	2,102,344
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,500,000	3.500%, 10/1/2044[c]	1,533,164
8,650,000	4.000%, 10/1/2044[c]	9,115,478
5,400,000	4.500%, 10/1/2044[c]	5,826,094

	Total	18,577,080

Technology (0.5%)
	Alliance Data Systems Corporation
420,000	5.375%, 8/1/2022[f]	407,400
	Amkor Technology, Inc.
670,000	6.625%, 6/1/2021	698,475
	First Data Corporation
570,000	7.375%, 6/15/2019[f]	599,982
	Freescale Semiconductor, Inc.
570,000	6.000%, 1/15/2022[f]	578,550

	Total	2,284,407

Transportation (0.3%)
	American Airlines Pass Through Trust
81,181	4.950%, 1/15/2023	86,767
	Avis Budget Car Rental, LLC
770,000	5.125%, 6/1/2022[f]	756,525
	Burlington Northern Santa Fe, LLC
94,000	3.400%, 9/1/2024	92,689
	Delta Air Lines, Inc.
67,435	4.950%, 5/23/2019	72,408
55,601	4.750%, 5/7/2020	59,771
	Korea Expressway Corporation
123,000	1.625%, 4/28/2017[f]	122,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.0%)	Value
Transportation (0.3%) - continued
	United Air Lines, Inc.
$78,702	10.400%, 11/1/2016	$87,162

	Total	1,278,015

U.S. Government and Agencies (0.4%)
	U.S. Treasury Notes
1,000,000	0.500%, 7/31/2016	1,000,117
500,000	0.875%, 8/15/2017	497,617

	Total	1,497,734

Utilities (2.1%)
	Access Midstream Partners, LP
390,000	4.875%, 5/15/2023	400,238
	AES Corporation
390,000	7.375%, 7/1/2021	436,800
	Atlas Pipeline Partners, LP
570,000	4.750%, 11/15/2021	530,813
	Calpine Corporation
560,000	6.000%, 1/15/2022[f]	592,200
730,000	5.375%, 1/15/2023	706,275
	Commonwealth Edison Company
82,000	6.950%, 7/15/2018	95,546
	DCP Midstream Operating, LP
129,000	2.500%, 12/1/2017	131,626
	DCP Midstream, LLC
300,000	5.850%, 5/21/2043[f]	296,250
	Electricite de France SA
1,240,000	5.250%, 12/29/2049[f,h]	1,260,150
	Enel Finance International NV
64,000	5.125%, 10/7/2019[f]	70,572
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	1,084,800
170,000	7.000%, 6/1/2067	179,712
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	97,573
	MidAmerican Energy Holdings Company
88,000	5.750%, 4/1/2018	99,377
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	401,700
	ONEOK Partners, LP
62,000	2.000%, 10/1/2017	62,353
64,000	3.200%, 9/15/2018	66,331
	PPL Capital Funding, Inc.
159,000	1.900%, 6/1/2018	158,317
	Southern California Edison Company
1,700,000	6.250%, 8/1/2049[h]	1,868,300
	TransCanada PipeLines, Ltd.
400,000	6.350%, 5/15/2067	413,000

	Total	8,951,933

	Total Long-Term Fixed Income (cost $179,011,947)	185,668,606

Shares	Common Stock (32.4%)	Value
Consumer Discretionary (2.9%)
550	Amazon.com, Inc.[i]	$177,342
15,700	Barnes & Noble, Inc.[i]	309,918
4,600	Bayerische Motoren Werke AG	491,624
13,800	Best Buy Company, Inc.	463,542
11,100	Canon Marketing Japan, Inc.	213,828
10,100	Casio Computer Company, Ltd.[j]	168,783
1,150	Charter Communications, Inc.[i]	174,076
21,500	Comcast Corporation	1,156,270
52,100	Dixons Carphone plc	308,901
22,600	Dollar Tree, Inc.[i]	1,267,182
29,000	EDION Corporation	183,248
20,300	Hakuhodo Dy Holdings, Inc.	205,504
7,300	Hennes & Mauritz AB	301,855
63,756	Home Retail Group plc	171,710
23,300	Honda Motor Company, Ltd.	799,419
64,100	ITV plc	215,226
7,800	Kohl’s Corporation	476,034
11	Lear Corporation, Warrants, $0.01, expires 11/9/2014[i]	1,924
17,900	Lowe’s Companies, Inc.	947,268
109,000	Luk Fook Holdings International, Ltd.	317,041
5,650	Madison Square Garden Company[i]	373,578
21,650	Nautilus, Inc.[i]	259,150
3,700	Pandora AS	288,884
4,100	REA Group, Ltd.	155,088
2,700	Renault SA	195,318
1,900	RTL Group SA	162,690
28,200	Sekisui House, Ltd.	332,358
138,100	Seven West Media, Ltd.	194,133
90,000	SJM Holdings, Ltd.	171,349
51,100	Sky Network Television, Ltd.	251,170
11,800	Societe Television Francaise 1	159,016
18,000	Sumitomo Forestry Company, Ltd.	193,678
13,800	Suzuki Motor Corporation	457,680
11,800	Thomson Reuters Corporation	429,638
82,898	Trinity Mirror plc[i]	226,782
1,000	Volkswagen AG	206,509

	Total	12,407,716

Consumer Staples (2.1%)
3,000	British American Tobacco plc	169,051
21,600	Coca-Cola Company	921,456
9,300	Coca-Cola Enterprises, Inc.	412,548
12,750	CVS Health Corporation	1,014,772
15,873	Imperial Tobacco Group plc	683,423
6,300	Interparfums SA	162,248
4,000	Kerry Group plc	283,475
4,000	Nestle SA	293,964
82,400	Nippon Suisan Kaisha, Ltd.[i]	217,048
16,850	Procter & Gamble Company	1,411,019
60,200	Rite Aid Corporation[i]	291,368
20,550	Wal-Mart Stores, Inc.	1,571,459
7,026	Wesfarmers, Ltd.	258,921
10,650	WhiteWave Foods Company[i]	386,915
9,550	Whole Foods Market, Inc.	363,950
110,000	Wilmar International, Ltd.	266,069

	Total	8,707,686

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (32.4%)	Value
Energy (3.0%)
1,650	Anadarko Petroleum Corporation	$167,376
8,750	Apache Corporation	821,362
93,393	Bankers Petroleum, Ltd.[i]	449,474
143,032	BP plc	1,046,321
23,572	BW LPG, Ltd.[f]	297,524
22,850	Cabot Oil & Gas Corporation	746,966
10,500	CAT Oil AG	198,987
25,750	Comstock Resources, Inc.	479,465
34,000	Eni SPA	806,696
8,600	Ensco plc	355,266
12,750	EOG Resources, Inc.	1,262,505
26,200	ERG SPA	322,813
20,550	Exxon Mobil Corporation	1,932,728
17,850	Marathon Oil Corporation	670,981
11,372	Pacific Rubiales Energy Corporation	190,693
17,600	Pioneer Energy Services Corporation[i]	246,752
22,500	Royal Dutch Shell plc, Class B	889,509
51,100	Showa Shell Sekiyu KK	487,515
11,150	Southwestern Energy Company[i]	389,693
11,500	Total SA	744,676
5,400	Whiting Petroleum Corporation[i]	418,770

	Total	12,926,072

Financials (9.5%)
7,100	Aflac, Inc.	413,575
62,400	American Capital Agency Corporation	1,326,000
26,800	AmTrust Financial Services, Inc.[j]	1,067,176
200,000	Apollo Investment Corporation	1,634,000
115,400	Ares Capital Corporation	1,864,864
8,084	Australia & New Zealand Banking Group, Ltd.	218,528
119,500	Bank Leumi Le-Israel BMi	483,993
4,538	Bank of Nova Scotia	280,680
422,520	BlackRock Enhanced Equity Dividend Trust	3,464,664
15,050	Cash America International, Inc.	659,190
46,000	Cheung Kong Holdings, Ltd.	756,697
23,600	Citigroup, Inc.	1,222,952
8,578	Coresite Realty Corporation	281,959
11,950	Discover Financial Services	769,461
3,300	Erie Indemnity Company	250,173
23,200	F.N.B. Corporation	278,168
17,000	First Financial Bancorp	269,110
120,000	Golub Capital BDC, Inc.	1,914,000
27,200	Hang Seng Bank, Ltd.	436,475
8,000	Horace Mann Educators Corporation	228,080
99,667	HSBC Holdings plc	1,012,739
37,700	Huntington Bancshares, Inc.	366,821
240,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	2,832,000
14,400	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,625,040
14,400	iShares MSCI Emerging Markets Minimum Volatility ETF	861,120
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,067,040
171,900	Israel Discount Bank, Ltd.[i]	295,716

Shares	Common Stock (32.4%)	Value
Financials (9.5%) - continued
33,050	KeyCorp	$440,556
7,150	Lazard, Ltd.	362,505
22,350	Maiden Holdings, Ltd.	247,638
24,400	National Australia Bank, Ltd.	694,024
2,000	Prudential Financial, Inc.	175,880
22,800	Regions Financial Corporation	228,912
14,692	Royal Bank of Canada	1,050,131
93,000	Solar Capital, Ltd.	1,737,240
20,200	Sumitomo Mitsui Financial Group, Inc.[j]	823,039
3,100	Swiss Re AG	246,705
19,891	Toronto-Dominion Bank[j]	981,629
232,750	Two Harbors Investment Corporation	2,250,693
19,950	U.S. Bancorp	834,509
25,000	Vanguard High Dividend Yield ETF	1,660,250
7,500	W.R. Berkley Corporation	358,500
28,650	Wells Fargo & Company	1,486,076
2,800	Zurich Insurance Group AGi	833,288

	Total	40,291,796

Health Care (3.6%)
16,200	AbbVie, Inc.	935,712
3,800	Actelion, Ltd.	445,079
12,250	Aetna, Inc.	992,250
33,000	Affymetrix, Inc.[i,j]	263,340
5,750	AmerisourceBergen Corporation	444,475
21,600	Astellas Pharmaceutical, Inc.	321,701
3,100	Bayer AG	431,331
2,750	Biogen Idec, Inc.[i]	909,727
3,029	Boiron SA	253,114
41,200	Boston Scientific Corporation[i]	486,572
14,050	Bruker Corporation[i]	260,136
5,750	Centene Corporation[i]	475,583
3,000	CSL, Ltd.	194,477
6,250	Eli Lilly and Company	405,312
47,282	Fisher & Paykel Healthcare Corporation, Ltd.	191,567
14,327	GlaxoSmithKline plc	327,286
10,350	Globus Medical, Inc.[i]	203,585
6,250	HCA Holdings, Inc.[i]	440,750
14,000	Healthways, Inc.[i]	224,280
10,261	ICON plc[i]	587,237
1,450	Illumina, Inc.[i]	237,684
10,550	Johnson & Johnson	1,124,524
3,200	Lonza Group AG	385,587
1,950	McKesson Corporation	379,607
10,400	Medicines Company[i]	232,128
15,650	Merck & Company, Inc.	927,732
7,200	Otsuka Holdings Company, Ltd.	248,172
10,000	PAREXEL International Corporation[i]	630,900
10,100	PharMerica Corporation[i]	246,743
5,850	Quintiles Transnational Holdings, Inc.[i]	326,313
14,100	Recordati SPA	230,608
1,300	Roche Holding AG - BR	375,867
1,100	Roche Holding AG - Genusschein	324,833

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (32.4%)	Value
Health Care (3.6%) - continued
6,800	WellPoint, Inc.	$813,416

	Total	15,277,628

Industrials (3.0%)
7,050	3M Company	998,844
11,500	Abertis Infraestructuras SA	226,776
7,000	Altra Industrial Motion Corporation	204,120
8,900	Caterpillar, Inc.	881,367
8,100	easyJet plc	186,395
55,750	General Electric Company	1,428,315
400	Georg Fischer AG	234,816
58,000	Hanwa Company, Ltd.	216,912
46,000	Hutchison Whampoa, Ltd.	556,076
42,600	ITOCHU Corporation	520,274
5,700	Kanamoto Company, Ltd.	210,817
19,800	KAR Auction Services, Inc.	566,874
11,400	KONE Oyj	456,405
3,450	Lockheed Martin Corporation	630,591
2,100	Mabuchi Motor Company, Ltd.	183,218
20,050	Meritor, Inc.[i]	217,543
12,800	Nordex SEi	233,789
1,400	Northrop Grumman Corporation	184,464
6,900	Patrick Industries, Inc.[i]	292,284
12,850	Quad/Graphics, Inc.	247,363
6,950	Raytheon Company	706,259
6,700	Safran SA	434,388
7,900	Siemens AG	940,042
12,050	Southwest Airlines Company	406,929
4,507	Stantec, Inc.	294,900
64,000	Toda Corporation	321,988
24,000	TOTO, Ltd.	264,038
5,700	Woodward, Inc.	271,434
13,824	WS Atkins plc	294,371

	Total	12,611,592

Information Technology (5.0%)
3,500	Accenture plc	284,620
20,200	Akamai Technologies, Inc.[i]	1,207,960
6,200	Ambarella, Inc.[i,j]	270,754
29,650	Apple, Inc.	2,987,237
18,150	Aspen Technology, Inc.[i]	684,618
13,900	AVG Technologies NVi	230,462
31,750	Broadcom Corporation	1,283,335
35,750	Brocade Communications Systems, Inc.	388,602
26,450	Calix, Inc.[i]	253,127
2,900	Cap Gemini SA	207,971
8,430	CGI Group, Inc.[i]	284,826
45,000	Cisco Systems, Inc.	1,132,650
6,500	Computer Sciences Corporation	397,475
1,210	Constellation Software, Inc.	304,123
33,650	Corning, Inc.	650,791
17,400	eBay, Inc.[i]	985,362
12,150	Electronic Arts, Inc.[i]	432,661
34,600	EMC Corporation	1,012,396
8,850	Facebook, Inc.[i]	699,504
21,300	FUJIFILM Holdings NPV	654,487
21,000	Hitachi Kokusai Electric, Inc.	296,131
16,900	Hoya Corporation	567,506
18,050	Juniper Networks, Inc.	399,807

Shares	Common Stock (32.4%)	Value
Information Technology (5.0%) - continued
900	Keyence Corporation	$390,768
7,200	Lexmark International, Inc.[j]	306,000
9,000	ManTech International Corporation	242,550
24,100	Marvell Technology Group, Ltd.	324,868
6,443	Melexis NV	293,737
12,300	NetApp, Inc.	528,408
7,050	NXP Semiconductors NVi	482,432
7,381	Open Text Corporation	408,280
11,050	Oracle Corporation	422,994
12,500	Pegasystems, Inc.	238,875
22,550	Polycom, Inc.[i]	277,027
2,450	QUALCOMM, Inc.	183,187
18,400	Texas Instruments, Inc.	877,496
5,900	Trend Micro, Inc.	199,911
3,300	Wincor Nixdorf AG	168,768

	Total	20,961,706

Materials (1.0%)
45,700	African Barrick Gold plc	162,100
501,078	Arrium, Ltd.	159,693
501,078	Arrium, Ltd. Rights[i]	439
586,470	Centamin plc	581,384
17,250	Dow Chemical Company	904,590
20,400	James Hardie Industries plc	213,430
203,000	Kobe Steel, Ltd.	329,666
8,050	Newmont Mining Corporation	185,552
10,000	Nippon Paint Company, Ltd.	225,579
18,005	Rio Tinto plc	882,237
8,050	Southern Copper Corporation	238,683
43,000	Tosoh Corporation	174,464
6,000	Voestalpine AG	236,936

	Total	4,294,753

Telecommunications Services (1.2%)
8,200	AT&T, Inc.	288,968
517,300	Bezeq Israel Telecommunication Corporation, Ltd.	892,976
93,734	BT Group plc	574,962
18,600	Nippon Telegraph & Telephone Corporation	1,153,466
202,000	Singapore Telecommunications, Ltd.	601,294
8,700	Verizon Communications, Inc.	434,913
254,963	Vodafone Group plc	840,155
63,950	Vonage Holdings Corporation[i]	209,756

	Total	4,996,490

Utilities (1.1%)
250,000	A2A SPA	247,142
161,800	Electricidade de Portugal SA	705,558
21,200	Endesa SA	837,234
16,900	Fortum Oyj	412,057
14,000	Gas Natural SDG SA	411,836
29,600	GDF Suez[j]	742,386
69,200	Iberdrola SA	494,637
6,750	Otter Tail Corporation	180,022
15,000	Suez Environnement Company SA	253,716

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (32.4%)	Value
Utilities (1.1%) - continued
11,700	Verbund AGj	$235,631

	Total	4,520,219

	Total Common Stock (cost $136,032,033)	136,995,658

Shares	Preferred Stock (4.5%)	Value
Financials (4.2%)
30,000	Affiliated Managers Group, Inc., 5.250%	762,000
5,625	Agribank FCB, 6.875%[h]	600,820
42,000	Allstate Corporation, 5.100%	1,028,580
39,710	Annaly Capital Management, Inc., 7.500%[h]	968,924
800	Bank of America Corporation, Convertible, 7.250%[h]	917,200
37,225	Citigroup, Inc., 6.875%[h]	980,507
26,020	Citigroup, Inc., 7.875%	700,458
13,380	Cobank ACB, 6.250%f,[h]	1,405,736
16,000	Countrywide Capital V, 7.000%	411,200
20,000	DDR Corporation, 6.250%[h]	490,200
4,000	Farm Credit Bank of Texas, 6.750%[f,h]	419,500
50,800	Goldman Sachs Group, Inc., 5.500%[h]	1,206,500
48,000	HSBC USA, Inc., 6.500%[h]	1,203,840
225	M&T Bank Corporation, 6.375%[h]	234,070
30,420	Morgan Stanley, 6.875%[h]	794,875
25,900	Morgan Stanley, 7.125%[h]	696,969
24,500	PNC Financial Services Group, Inc., 6.125%[h]	669,095
12,000	Principal Financial Group, Inc., 5.563%[h]	1,215,600
8,000	Royal Bank of Scotland Group plc, 7.250%[h]	202,000
28,000	U.S. Bancorp 6.500%[h]	803,040
16,000	Wells Fargo & Company, 5.850%[h]	410,080
1,125	Wells Fargo & Company, Convertible, 7.500%[h]	1,352,824

	Total	17,474,018

Materials (0.3%)
19,000	CHS, Inc., 6.750%[h,i]	484,310
31,200	CHS, Inc., 7.100%[h]	829,920

	Total	1,314,230

Utilities (<0.1%)
1,315	Southern California Edison Company, 4.670%[h]	135,034

	Total	135,034

	Total Preferred Stock (cost $18,786,423)	18,923,282

Shares	Collateral Held for Securities Loaned (1.0%)	Value
4,398,060	Thrivent Cash Management Trust	$4,398,060

	Total Collateral Held for Securities Loaned (cost $4,398,060)	4,398,060

Shares or Principal Amount	Short-Term Investments (9.2%)[k]	Value
	Federal Home Loan Bank Discount Notes
300,000	0.080%, 10/15/2014[l]	299,991
200,000	0.078%, 10/29/2014[l]	199,988
200,000	0.060%, 11/5/2014[l]	199,988
	Federal National Mortgage Association Discount Notes
100,000	0.060%, 10/15/2014[l]	99,998
200,000	0.065%, 11/5/2014[l]	199,987
	Thrivent Cash Management Trust
37,944,673	0.050%	37,944,673

	Total Short-Term Investments (at amortized cost)	38,944,625

	Total Investments (cost $435,022,223) 104.6%	$442,039,416

	Other Assets and Liabilities, Net (4.6%)	(19,525,073)

	Total Net Assets 100.0%	$422,514,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
e

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $39,832,620 or 9.4% of total net assets.

g

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At September 30, 2014, $999,952 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of September 30, 2014.

Security	Acquisition Date	Cost
AGI Life Holdings, Inc., 12/1/2045	7/19/2012	$839,296
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	1,308,035
JBS Finance II, Ltd., 1/29/2018	8/11/2014	771,627
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	525,985

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$17,072,841
Gross unrealized depreciation	(10,055,648)

Net unrealized appreciation (depreciation)	$7,017,193

Cost for federal income tax purposes	$435,022,223

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,597,402	–	4,597,402	–
Capital Goods	2,884,156	–	2,884,156	–
Communications Services	17,477,230	–	16,138,203	1,339,027
Consumer Cyclical	10,689,896	–	10,689,896	–
Consumer Non-Cyclical	6,579,203	–	5,966,489	612,714
Energy	3,594,631	–	2,836,121	758,510
Financials	3,729,858	–	3,150,674	579,184
Technology	3,566,485	–	3,566,485	–
Transportation	2,488,456	–	2,488,456	–
Utilities	1,501,868	–	1,501,868	–
Long-Term Fixed Income
Asset-Backed Securities	6,447,826	–	6,447,826	–
Basic Materials	4,540,911	–	4,540,911	–
Capital Goods	3,885,722	–	3,885,722	–
Collateralized Mortgage Obligations	62,873,522	–	62,873,522	–
Commercial Mortgage-Backed Securities	1,780,334	–	1,780,334	–
Communications Services	12,210,213	–	12,210,213	–
Consumer Cyclical	7,720,992	–	7,720,992	–
Consumer Non-Cyclical	9,828,938	–	9,828,938	–
Energy	8,340,660	–	8,340,660	–
Financials	34,489,164	–	34,489,164	–
Foreign Government	961,155	–	961,155	–
Mortgage-Backed Securities	18,577,080	–	18,577,080	–
Technology	2,284,407	–	2,284,407	–
Transportation	1,278,015	–	1,278,015	–
U.S. Government and Agencies	1,497,734	–	1,497,734	–
Utilities	8,951,933	–	8,951,933	–
Common Stock
Consumer Discretionary	12,407,716	6,035,922	6,371,794	–
Consumer Staples	8,707,686	6,373,487	2,334,199	–
Energy	12,926,072	7,491,864	5,434,208	–
Financials	40,291,796	32,178,152	8,113,644	–
Health Care	15,277,628	11,548,006	3,729,622	–
Industrials	12,611,592	7,036,387	5,575,205	–
Information Technology	20,961,706	17,185,198	3,776,508	–
Materials	4,294,753	1,328,825	2,965,928	–
Telecommunications Services	4,996,490	933,637	4,062,853	–
Utilities	4,520,219	180,022	4,340,197	–
Preferred Stock
Financials	17,474,018	15,047,962	2,426,056	–
Materials	1,314,230	1,314,230	–	–
Utilities	135,034	–	135,034	–
Collateral Held for Securities Loaned	4,398,060	4,398,060	–	–
Short-Term Investments	38,944,625	37,944,673	999,952	–

Total	$442,039,416	$148,996,425	$289,753,556	$3,289,435

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	24,489	24,489	–	–

Total Asset Derivatives	$24,489	$24,489	$–	$–

Liability Derivatives
Futures Contracts	310,377	310,377	–	–

Total Liability Derivatives	$310,377	$310,377	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Diversified Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(270)	December 2014	($59,112,302)	($59,087,813)	$24,489
5-Yr. U.S. Treasury Bond Futures	225	December 2014	26,673,734	26,608,007	(65,727)
Mini MSCI EAFE Index Futures	45	December 2014	4,267,689	4,139,325	(128,364)
S&P 500 Index Mini-Futures	76	December 2014	7,553,123	7,468,900	(84,223)
Ultra Long Term U.S. Treasury Bond Futures	31	December 2014	4,759,563	4,727,500	(32,063)
Total Futures Contracts					($285,888)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$3,011,629	$28,743,099	$27,356,668	4,398,060	$4,398,060	$17,460
Cash Management Trust- Short Term Investment	29,566,956	149,745,723	141,368,006	37,944,673	37,944,673	15,234
Total Value and Income Earned	32,578,585				42,342,733	32,694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (41.7%)[a]	Value
Basic Materials (2.9%)
	Alpha Natural Resources, Inc., Term Loan
$435,927	3.500%, 5/22/2020	$388,337
	Fortescue Metals Group, Ltd., Term Loan
252,313	3.750%, 6/30/2019	246,754
	Ineos Group Holdings, Ltd., Term Loan
251,806	3.750%, 5/4/2018	246,385
	NewPage Corporation, Term Loan
420,000	9.500%, 2/11/2021	419,580
	Tronox Pigments BV, Term Loan
273,155	4.000%, 3/19/2020	270,801
	Wausau Paper Corporation, Term Loan
249,375	6.500%, 7/30/2020	245,011

	Total	1,816,868

Capital Goods (1.9%)
	ADS Waste Holdings, Inc., Term Loan
251,797	3.750%, 10/9/2019	244,746
	Rexnord, LLC, Term Loan
277,200	4.000%, 8/21/2020	272,399
	Silver II Borrower, Term Loan
265,289	4.000%, 12/13/2019	260,397
	STHI Holding Corporation, Term Loan
395,000	4.500%, 8/6/2021[b,c]	391,299

	Total	1,168,841

Communications Services (14.1%)
	Atlantic Broadband Penn, LLC, Term Loan
79,778	3.250%, 11/30/2019	77,883
	Birch Communication Inc., Term Loan
675,000	7.750%, 7/17/2020	658,125
	Cengage Learning Aquisitions, Term Loan
721,375	7.000%, 3/31/2020	719,831
	Charter Communications Operating, LLC, Term Loan
249,369	3.000%, 7/1/2020	241,798
	Cincinnati Bell, Inc., Term Loan
123,750	4.000%, 9/10/2020	122,513
	Clear Channel Communications, Inc., Term Loan
255,000	6.904%, 1/30/2019	243,344
	Fairpoint Communications, Term Loan
251,804	7.500%, 2/14/2019	255,110
	Grande Communications Networks, LLC, Term Loan
251,814	4.500%, 5/29/2020	250,240
	Hargray Communications Group, Inc., Term Loan
222,187	4.750%, 6/26/2019	222,003

Principal Amount	Bank Loans (41.7%)[a]	Value
Communications Services (14.1%) - continued
	IMG Worldwide, Inc., Term Loan
$1,371,562	5.250%, 5/6/2021	$1,349,275
	Integra Telecom Holdings, Inc., Term Loan
251,804	5.250%, 2/22/2019	249,679
	Intelsat Jackson Holdings SA, Term Loan
160,000	3.750%, 6/30/2019	157,200
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019	274,750
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
300,000	4.500%, 1/7/2022	297,501
	LTS Buyer, LLC, Term Loan
276,500	4.000%, 4/13/2020	271,374
	McGraw-Hill Global Education, LLC, Term Loan
251,979	5.750%, 3/22/2019	252,168
	NTelos, Inc., Term Loan
59,546	5.750%, 11/9/2019	59,298
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
253,763	5.500%, 7/31/2018	252,336
	SBA Senior Finance II, LLC, Term Loan
748,125	3.250%, 3/24/2021	731,397
	TNS, Inc., Term Loan
99,098	5.000%, 2/14/2020	98,479
	Univision Communications, Inc., Term Loan
251,819	4.000%, 3/1/2020	246,941
	Virgin Media Investment Holdings, Ltd., Term Loan
255,000	3.500%, 6/7/2020	248,046
	WideOpenWest Finance, LLC, Term Loan
251,804	4.750%, 4/1/2019	250,719
	XO Communications, LLC, Term Loan
696,500	4.250%, 3/20/2021	688,518
	Yankee Cable Acquisition, LLC, Term Loan
250,205	4.500%, 3/1/2020	249,267
	Zayo Group, LLC, Term Loan
251,783	4.000%, 7/2/2019	247,817

	Total	8,715,612

Consumer Cyclical (7.1%)
	Amaya Gaming Group, Inc., Term Loan
360,000	5.000%, 8/1/2021	354,920
	Bally Technologies, Inc., Term Loan
380,347	4.250%, 11/25/2020	378,286
	Booz Allen Hamilton, Inc., Term Loan
103,359	3.750%, 7/31/2019	102,455

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (41.7%)[a]	Value
Consumer Cyclical (7.1%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$267,654	4.250%, 8/13/2021	$264,587
	Ceridian Corporation, Term Loan
135,610	4.152%, 5/9/2017	135,017
135,610	4.500%, 5/9/2017	133,915
	Chrysler Group, LLC, Term Loan
398,000	3.250%, 12/31/2018	390,537
	Golden Nugget, Inc., Delayed Draw
104,213	5.500%, 11/21/2019	104,647
	Golden Nugget, Inc., Term Loan
243,162	5.500%, 11/21/2019	244,176
	Hilton Worldwide Finance, LLC, Term Loan
78,519	3.500%, 10/26/2020	77,210
	J.C. Penney Corporation, Inc., Term Loan
251,812	6.000%, 5/22/2018	250,994
	Las Vegas Sands, LLC, Term Loan
124,063	3.250%, 12/19/2020	123,168
	Marina District Finance Company, Inc., Term Loan
367,225	6.750%, 8/15/2018	366,491
	Mohegan Tribal Gaming Authority, Term Loan
744,375	5.500%, 11/19/2019	730,418
	Pinnacle Entertainment, Inc., Term Loan
76,520	3.750%, 8/13/2020	75,435
	Scientific Games International, Inc., Term Loan
253,087	4.250%, 10/18/2020	247,869
	Seminole Hard Rock Entertainment, Inc., Term Loan
119,696	0.000%, 5/14/2020[b,c]	117,252
	Toys R Us, Inc., Term Loan
276,323	5.250%, 5/25/2018	254,792

	Total	4,352,169

Consumer Non-Cyclical (4.2%)
	Albertsons, Inc., Term Loan
277,903	4.750%, 3/21/2019	276,342
	Del Monte Corporation, Term Loan
79,800	3.500%, 3/9/2020	76,508
	JBS USA, LLC, Term Loan
1,318,532	3.750%, 5/25/2018	1,298,754
	Roundy’s Supermarkets, Inc., Term Loan
216,036	5.750%, 3/3/2021	204,063
	Supervalu, Inc., Term Loan
226,293	4.500%, 3/21/2019	221,894
	Van Wagner Communications, LLC, Term Loan
243,750	7.250%, 8/3/2018	243,140

Principal Amount	Bank Loans (41.7%)[a]	Value
Consumer Non-Cyclical (4.2%) - continued
	Visant Corporation, Term Loan
$246,317	7.000%, 9/23/2021	$243,085

	Total	2,563,786

Energy (1.9%)
	Arch Coal, Inc., Term Loan
276,471	6.250%, 5/16/2018	252,711
	Exgen Renewables I, LLC, Term Loan
322,289	5.250%, 2/6/2021	323,901
	McJunkin Red Man Corporation, Term Loan
148,500	5.517%, 11/8/2019	148,283
	Offshore Group Investment, Ltd., Term Loan
199,494	5.750%, 3/28/2019	190,892
	Pacific Drilling SA, Term Loan
251,813	4.500%, 6/3/2018	243,105

	Total	1,158,892

Financials (3.4%)
	Delos Finance Sarl, Term Loan
125,000	3.500%, 3/6/2021	123,229
	Harland Clarke Holdings Corporation, Term Loan
247,031	7.000%, 5/22/2018	249,040
	MPH Acquisition Holdings, LLC, Term Loan
321,963	4.000%, 3/31/2021	314,116
	TransUnion, LLC, Term Loan
1,368,125	4.000%, 4/9/2021	1,345,045
	WaveDivision Holdings, LLC, Term Loan
79,797	4.000%, 10/15/2019	78,400

	Total	2,109,830

Technology (2.8%)
	Avago Technologies, Ltd., Term Loan
623,437	3.750%, 5/6/2021	617,284
	BMC Software, Inc., Term Loan
268,178	5.000%, 9/10/2020	263,485
	First Data Corporation, Term Loan
255,000	3.655%, 3/23/2018	249,821
	Freescale Semiconductor, Inc., Term Loan
251,819	4.250%, 2/28/2020	247,767
	Infor US, Inc., Term Loan
340,669	3.750%, 6/3/2020	332,650

	Total	1,711,007

Transportation (1.8%)
	American Airlines, Inc., Term Loan
498,688	3.750%, 6/27/2019	489,462
	OSG Bulk Ships, Inc., Term Loan
648,375	5.250%, 8/5/2019	643,784

	Total	1,133,246

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (41.7%)[a]	Value
Utilities (1.6%)
	Calpine Corporation, Term Loan
$744,375	4.000%, 10/31/2020	$736,001
	Intergen NV, Term Loan
251,812	5.500%, 6/15/2020	251,971

	Total	987,972

	Total Bank Loans (cost $26,099,906)	25,718,223

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Asset-Backed Securities (4.3%)
	Asset Backed Securities Corporation Home Equity Loan Trust
228,041	0.295%, 7/25/2036[d]	211,957
	Bayview Opportunity Master Fund Trust IIB, LP
186,862	3.623%, 7/28/2019*	186,844
102,917	3.950%, 1/28/2034*,e	102,528
	Countrywide Asset-Backed Certificates
172,831	5.859%, 10/25/2046	134,734
191,689	5.530%, 4/25/2047	186,804
	Credit Based Asset Servicing and Securitization, LLC
111,689	3.768%, 12/25/2036[e]	77,876
	First Horizon ABS Trust
458,734	0.315%, 10/25/2034 [d,f]	395,874
	GMAC Mortgage Corporation Loan Trust
627,342	0.335%, 8/25/2035 [d,f]	550,582
	Popular ABS Mortgage Pass- Through Trust
100,000	5.297%, 11/25/2035[e]	85,287
	Renaissance Home Equity Loan Trust
247,012	5.797%, 8/25/2036[e]	161,308
195,395	5.285%, 1/25/2037[e]	114,538
	Vericrest Opportunity Loan Transferee
52,827	3.625%, 3/25/2054*	53,028
	Wachovia Asset Securitization, Inc.
410,010	0.295%, 7/25/2037*,d,f	363,395

	Total	2,624,755

Basic Materials (2.1%)
	Anglo American Capital plc
22,000	1.184%, 4/15/2016[d,g]	22,124
	ArcelorMittal
120,000	6.000%, 3/1/2021	126,150
	Dow Chemical Company
24,000	8.550%, 5/15/2019	30,164
	Fermaca Enterprises S de RL de CV
80,000	6.375%, 3/30/2038[g]	83,800
	First Quantum Minerals, Ltd.
130,000	7.000%, 2/15/2021[g]	131,788

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Basic Materials (2.1%) - continued
	FMG Resources Pty. Ltd.
$64,810	6.875%, 2/1/2018[g]	$66,592
	Freeport-McMoRan Copper & Gold, Inc.
30,000	2.375%, 3/15/2018	30,076
	Groupe Office Cherifien des Phosphates SA
65,000	5.625%, 4/25/2024[g]	67,613
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
64,810	8.875%, 2/1/2018	66,025
	Ineos Finance plc
80,000	7.500%, 5/1/2020[g]	85,200
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	28,701
	Minsur SA
63,000	6.250%, 2/7/2024[g]	69,174
	Mosaic Company
20,000	3.750%, 11/15/2021	20,749
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[g]	101,104
	Samarco Mineracao SA
75,000	5.375%, 9/26/2024[g]	74,078
	Sappi Papier Holding GmbH
80,000	6.625%, 4/15/2021[g]	82,800
	Trinseo Materials Operating SCA
119,000	8.750%, 2/1/2019	125,247
	Vale Overseas, Ltd.
30,000	6.250%, 1/23/2017	33,050
	Xstrata Finance Canada, Ltd.
20,000	2.050%, 10/23/2015[g]	20,224

	Total	1,264,659

Capital Goods (1.4%)
	BAE Systems plc
38,000	3.500%, 10/11/2016[g]	39,743
	Brand Energy & Infrastructure Services, Inc.
60,000	8.500%, 12/1/2021[g]	60,300
	Cemex SAB de CV
130,000	5.700%, 1/11/2025[g]	125,255
	CNH Capital, LLC
64,810	3.625%, 4/15/2018	63,352
	Crown Americas Capital Corporation IV
120,000	4.500%, 1/15/2023	113,400
	Harsco Corporation
30,000	2.700%, 10/15/2015	29,888
	Ingersoll-Rand Global Holding Company, Ltd.
40,000	6.875%, 8/15/2018	46,847
	L-3 Communications Corporation
33,000	1.500%, 5/28/2017	32,758
	Martin Marietta Materials, Inc.
40,000	1.333%, 6/30/2017[d,g]	40,172
	Nortek, Inc.
64,810	8.500%, 4/15/2021	69,671
	Reynolds Group Issuer, Inc.
64,810	9.875%, 8/15/2019	69,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Capital Goods (1.4%) - continued
	Roper Industries, Inc.
$34,000	2.050%, 10/1/2018	$33,680
	Textron, Inc.
38,000	4.625%, 9/21/2016	40,445
	United Rentals North America, Inc.
77,000	7.375%, 5/15/2020	81,812

	Total	847,075

Collateralized Mortgage Obligations (8.6%)
	Bear Stearns Adjustable Rate Mortgage Trust
246,779	2.430%, 10/25/2035[d]	244,702
	Bear Stearns ALT-A Trust
152,301	2.536%, 6/25/2034	151,615
	CitiMortgage Alternative Loan Trust
358,850	5.750%, 4/25/2037	310,144
	Countrywide Alternative Loan Trust
190,258	5.750%, 8/25/2035	176,416
215,072	5.500%, 10/25/2035	205,692
76,831	5.500%, 2/25/2036	71,762
109,198	6.000%, 1/25/2037	99,201
236,875	5.500%, 5/25/2037	206,634
	Deutsche Alt-A Securities Mortgage Loan Trust
139,304	0.888%, 4/25/2047[d]	123,852
	GMAC Mortgage Corporation Loan Trust
79,276	4.570%, 9/19/2035	75,907
	GMACM Mortgage Loan Trust
206,132	4.598%, 5/25/2035	199,093
	GSR Mortgage Loan Trust
27,902	0.345%, 8/25/2046[d]	26,820
	HarborView Mortgage Loan Trust
202,265	2.673%, 12/19/2035	182,535
	Impac CMB Trust
270,930	0.675%, 4/25/2035[d]	254,565
48,096	0.795%, 8/25/2035[d]	43,091
	J.P. Morgan Alternative Loan Trust
175,303	6.500%, 3/25/2036	155,142
	J.P. Morgan Mortgage Trust
130,158	6.500%, 1/25/2035	129,741
97,303	2.250%, 6/25/2035	97,902
109,382	2.682%, 6/25/2035	111,331
162,680	2.529%, 7/25/2035	162,967
231,625	2.656%, 8/25/2035	232,330
299,268	2.367%, 6/25/2036	271,310
57,925	2.509%, 10/25/2036	51,876
	MLCC Mortgage Investors, Inc.
202,810	0.815%, 8/25/2029[d]	204,485
	Morgan Stanley Mortgage Loan Trust
143,325	5.524%, 11/25/2035	103,572
	Residential Accredit Loans, Inc.
86,005	5.500%, 12/25/2034	87,360
160,514	3.549%, 9/25/2035	135,137

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Collateralized Mortgage Obligations (8.6%) - continued
	Sequoia Mortgage Trust
$254,983	0.464%, 11/20/2034[d]	$255,132
	Structured Asset Mortgage Investments, Inc.
213,053	0.465%, 12/25/2035[d]	168,135
	WaMu Mortgage Pass Through Certificates
147,574	2.362%, 10/25/2036	135,793
44,265	2.239%, 8/25/2046	38,702
	Wells Fargo Mortgage Backed Securities Trust
160,867	5.000%, 3/25/2021	164,438
262,714	2.615%, 3/25/2036	263,006
119,113	2.610%, 4/25/2036	116,723
61,130	6.000%, 7/25/2037	60,924

	Total	5,318,035

Commercial Mortgage-Backed Securities (0.3%)
	Bear Stearns Commercial Mortgage Securities, Inc.
5,862	5.845%, 6/11/2040	5,834
	Credit Suisse Mortgage Capital Certificates
118,000	5.509%, 9/15/2039	126,340
	Government National Mortgage Association
55,220	2.164%, 3/16/2033	55,449

	Total	187,623

Communications Services (4.3%)
	21st Century Fox America, Inc.
37,000	6.900%, 3/1/2019	43,861
	AMC Networks, Inc.
64,810	7.750%, 7/15/2021	70,643
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	23,331
	American Tower Corporation
38,000	7.000%, 10/15/2017	43,259
	British Sky Broadcasting Group plc
36,000	2.625%, 9/16/2019[g]	35,978
	British Telecommunications plc
30,000	1.250%, 2/14/2017	29,928
	CC Holdings GS V, LLC
67,000	2.381%, 12/15/2017	67,779
	CCO Holdings, LLC
64,810	7.000%, 1/15/2019	67,321
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	96,300
	Cequel Communications Escrow 1, LLC
130,000	6.375%, 9/15/2020[g]	133,738
	Columbus International, Inc.
120,000	7.375%, 3/30/2021[g]	124,800
	Cox Communications, Inc.
30,000	9.375%, 1/15/2019[g]	38,287
	Digicel, Ltd.
184,810	6.000%, 4/15/2021[g]	182,962

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Communications Services (4.3%) - continued
	DIRECTV Holdings, LLC
$31,000	3.500%, 3/1/2016	$32,082
29,000	5.875%, 10/1/2019	33,234
	DISH DBS Corporation
80,000	5.000%, 3/15/2023	76,750
	Frontier Communications Corporation
130,000	6.875%, 1/15/2025	128,375
	Hughes Satellite Systems Corporation
77,000	6.500%, 6/15/2019	81,812
	Intelsat Jackson Holdings SA
64,810	7.250%, 10/15/2020	68,537
	Level 3 Financing, Inc.
77,000	8.625%, 7/15/2020	83,353
	NBC Universal Enterprise, Inc.
39,000	1.662%, 4/15/2018[g]	38,827
	Numericable Group SA
120,000	6.000%, 5/15/2022[g]	120,900
	SBA Tower Trust
40,000	5.101%, 4/17/2017[g]	42,321
	Sprint Communications, Inc.
64,810	9.000%, 11/15/2018[g]	74,856
	Telefonica Emisiones SAU
23,000	3.992%, 2/16/2016	23,934
30,000	3.192%, 4/27/2018	30,941
	Time Warner Cable, Inc.
65,000	5.000%, 2/1/2020	72,231
	T-Mobile USA, Inc.
125,000	6.633%, 4/28/2021	128,125
	Univision Communications, Inc.
100,000	7.875%, 11/1/2020[g]	107,125
	UPCB Finance V, Ltd.
100,000	7.250%, 11/15/2021[g]	107,000
	Verizon Communications, Inc.
85,000	2.625%, 2/21/2020[g]	83,934
40,000	4.500%, 9/15/2020	43,274
	WideOpenWest Finance, LLC
100,000	10.250%, 7/15/2019	108,000
	Wind Acquisition Finance SA
75,000	7.375%, 4/23/2021[g]	75,375
	Windstream Corporation
120,000	7.750%, 10/1/2021	127,800

	Total	2,646,973

Consumer Cyclical (2.8%)
	AMC Entertainment, Inc.
79,000	5.875%, 2/15/2022	79,592
	Brookfield Residential Properties, Inc.
100,000	6.500%, 12/15/2020[g]	103,750
75,000	6.125%, 7/1/2022[g]	75,375
	Chrysler Group, LLC
64,810	8.250%, 6/15/2021	70,643
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	76,200
	Daimler Finance North America, LLC
21,000	1.875%, 1/11/2018[g]	20,979
	Delphi Corporation
30,000	6.125%, 5/15/2021	32,925

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Consumer Cyclical (2.8%) - continued
	ERAC USA Finance, LLC
$40,000	2.350%, 10/15/2019[g]	$39,771
	Ford Motor Credit Company, LLC
72,000	1.684%, 9/8/2017	71,683
38,000	5.000%, 5/15/2018	41,502
	General Motors Financial Company, Inc.
64,810	3.250%, 5/15/2018	65,134
56,000	4.375%, 9/25/2021	57,260
	GLP Capital, LP
120,000	4.875%, 11/1/2020	122,363
	Hilton Worldwide Finance, LLC
120,000	5.625%, 10/15/2021[g]	123,600
	Hyundai Capital America
28,000	1.450%, 2/6/2017[g]	27,980
	Jaguar Land Rover Automotive plc
77,000	5.625%, 2/1/2023[g]	79,695
	KB Home
71,000	4.750%, 5/15/2019	69,047
	L Brands, Inc.
77,000	6.625%, 4/1/2021	84,700
	Macy’s Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	41,450
	Nissan Motor Acceptance Corporation
22,000	0.784%, 3/3/2017[d,g]	22,074
	Royal Caribbean Cruises, Ltd.
119,810	5.250%, 11/15/2022	121,008
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	51,935
	TRW Automotive, Inc.
22,000	7.250%, 3/15/2017[g]	24,200
	West Corporation
120,000	5.375%, 7/15/2022[g]	110,700
	Wynn Las Vegas, LLC
77,000	5.375%, 3/15/2022	78,347

	Total	1,691,913

Consumer Non-Cyclical (3.1%)
	AbbVie, Inc.
72,000	2.000%, 11/6/2018	70,889
	Altria Group, Inc.
48,000	9.700%, 11/10/2018	61,834
	Anheuser-Busch InBev Worldwide, Inc.
30,000	7.750%, 1/15/2019	36,219
	Beam, Inc.
21,000	5.375%, 1/15/2016	22,155
	CareFusion Corporation
32,000	1.450%, 5/15/2017	31,834
	Celgene Corporation
48,000	1.900%, 8/15/2017	48,356
	CHS/Community Health Systems, Inc.
77,000	7.125%, 7/15/2020	81,620
	ConAgra Foods, Inc.
40,000	2.100%, 3/15/2018	40,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Consumer Non-Cyclical (3.1%) - continued
	Cott Beverages, Inc.
$120,000	5.375%, 7/1/2022[g]	$116,100
	Coventry Health Care, Inc.
19,000	5.950%, 3/15/2017	21,036
	CVS Health Corporation
24,000	2.250%, 12/5/2018	24,087
	Express Scripts Holding Company
30,000	2.650%, 2/15/2017	30,849
	Forest Laboratories, Inc.
37,000	4.375%, 2/1/2019[g]	38,945
	Fresenius Medical Care US Finance, Inc.
64,810	5.750%, 2/15/2021[g]	68,375
	Gilead Sciences, Inc.
20,000	3.050%, 12/1/2016	20,834
	Grupo Bimbo SAB de CV
75,000	3.875%, 6/27/2024[g]	74,021
	Hawk Acquisition Sub, Inc.
77,000	4.250%, 10/15/2020	76,519
	HCA, Inc.
64,810	4.750%, 5/1/2023	63,352
	IMS Health, Inc.
75,000	6.000%, 11/1/2020[g]	76,875
	JBS Finance II, Ltd.
64,810	8.250%, 1/29/2018*	67,564
	Kroger Company
50,000	1.200%, 10/17/2016	49,992
	Lorillard Tobacco Company
30,000	8.125%, 6/23/2019	36,699
	McKesson Corporation
35,000	1.292%, 3/10/2017	34,876
	Medco Health Solutions, Inc.
17,000	7.125%, 3/15/2018	19,793
	Mondelez International, Inc.
20,000	2.250%, 2/1/2019	19,854
	Mylan, Inc.
34,000	1.350%, 11/29/2016	33,996
	Pernod Ricard SA
26,000	2.950%, 1/15/2017[g]	26,803
26,000	5.750%, 4/7/2021[g]	29,610
	Perrigo Company, Ltd.
20,000	1.300%, 11/8/2016[g]	20,018
26,000	2.300%, 11/8/2018[g]	25,827
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	63,514
	SABMiller plc
30,000	6.500%, 7/15/2018[g]	34,623
	Safeway, Inc.
8,000	3.400%, 12/1/2016	8,078
	Spectrum Brands Escrow Corporation
77,000	6.375%, 11/15/2020	80,272
	Sysco Corporation
54,000	2.350%, 10/2/2019[c]	54,001
	Tenet Healthcare Corporation
120,000	8.125%, 4/1/2022	131,700
	Thermo Fisher Scientific, Inc.
30,000	1.300%, 2/1/2017	29,908
30,000	2.400%, 2/1/2019	30,046

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Consumer Non-Cyclical (3.1%) - continued
	Tyson Foods, Inc.
$40,000	2.650%, 8/15/2019	$40,075
	Valeant Pharmaceuticals International, Inc.
64,810	7.250%, 7/15/2022[g]	68,375
	WM Wrigley Jr. Company
20,000	2.000%, 10/20/2017[g]	20,187

	Total	1,929,748

Energy (2.7%)
	Boardwalk Pipelines, Ltd.
29,000	5.875%, 11/15/2016	31,398
	BP Capital Markets plc
30,000	0.657%, 11/7/2016[d]	30,044
	Buckeye Partners, LP
22,000	2.650%, 11/15/2018	21,973
	Calumet Specialty Products Partners, LP
120,000	6.500%, 4/15/2021[g]	114,000
	CNOOC Nexen Finance 2014 ULC
25,000	1.625%, 4/30/2017	25,007
	CNPC General Capital, Ltd.
33,000	2.750%, 4/19/2017[g]	33,561
80,000	2.750%, 5/14/2019[g]	79,674
	Concho Resources, Inc.
64,810	6.500%, 1/15/2022	68,861
	Continental Resources, Inc.
35,000	7.125%, 4/1/2021	38,806
	Devon Energy Corporation
28,000	1.200%, 12/15/2016	28,021
	Enbridge, Inc.
19,000	0.684%, 6/2/2017[d]	19,060
	Energy Transfer Partners, LP
26,000	6.700%, 7/1/2018	29,931
	Energy XXI Gulf Coast, Inc.
80,000	7.750%, 6/15/2019	79,600
40,000	7.500%, 12/15/2021	39,200
	EQT Corporation
5,000	5.150%, 3/1/2018	5,408
26,000	8.125%, 6/1/2019	31,846
	Harvest Operations Corporation
64,810	6.875%, 10/1/2017	67,564
	Hess Corporation
20,000	8.125%, 2/15/2019	24,655
	Kinder Morgan, Inc.
36,000	5.000%, 2/15/2021[g]	37,530
	Kodiak Oil & Gas Corporation
64,810	5.500%, 1/15/2021	65,458
	Linn Energy, LLC
64,810	8.625%, 4/15/2020	66,997
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[g]	77,674
	Offshore Group Investment, Ltd.
100,000	7.500%, 11/1/2019	92,750
	Petrobras Global Finance BV
40,000	2.000%, 5/20/2016	39,998
75,000	3.115%, 3/17/2020[d]	76,403
	Petroleos Mexicanos
53,000	3.125%, 1/23/2019[g]	54,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Energy (2.7%) - continued
	Range Resources Corporation
$21,382	5.000%, 8/15/2022	$21,863
	Regency Energy Partners, LP
120,000	5.000%, 10/1/2022	118,200
	Sabine Pass Liquefaction, LLC
120,000	5.750%, 5/15/2024[g]	122,100
	Suncor Energy, Inc.
20,000	6.100%, 6/1/2018	22,859
	Transocean, Inc.
32,000	6.000%, 3/15/2018	34,505
	Weatherford International, Ltd.
28,000	6.000%, 3/15/2018	31,497
18,000	9.625%, 3/1/2019	23,109

	Total	1,653,877

Financials (7.5%)
	Abbey National Treasury Services plc
40,000	0.644%, 9/29/2017[d]	40,000
26,000	3.050%, 8/23/2018	26,946
	ABN AMRO Bank NV
30,000	2.500%, 10/30/2018[g]	30,294
	Air Lease Corporation
36,000	2.125%, 1/15/2018	35,730
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	102,500
	American International Group, Inc.
40,000	8.250%, 8/15/2018	48,858
	ANZ New Zealand International, Ltd.
30,000	1.400%, 4/27/2017[g]	29,923
	Aviation Capital Group Corporation
20,000	3.875%, 9/27/2016[g]	20,571
	Bank of America Corporation
44,000	5.700%, 5/2/2017	48,244
40,000	1.700%, 8/25/2017	39,827
50,000	5.750%, 12/1/2017	55,635
20,000	2.000%, 1/11/2018	19,913
76,000	1.303%, 3/22/2018[d]	77,411
15,000	5.650%, 5/1/2018	16,684
38,000	8.000%, 12/29/2049[h]	40,969
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
36,000	0.644%, 3/10/2017[d,g]	36,105
	Banque Federative du Credit Mutuel SA
30,000	1.084%, 1/20/2017[d,g]	30,232
	Barclays Bank plc
20,000	5.140%, 10/14/2020	21,574
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,143
	BBVA Banco Continental SA
38,000	2.250%, 7/29/2016[g]	38,285
	BBVA International Preferred SA Unipersonal
115,000	5.919%, 12/29/2049[h]	117,156
	Bear Stearns Companies, LLC
45,000	6.400%, 10/2/2017	50,903

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Financials (7.5%) - continued
	BNP Paribas SA
$27,000	1.250%, 12/12/2016	$27,054
30,000	2.375%, 9/14/2017	30,516
	BPCE SA
30,000	1.625%, 2/10/2017	30,123
57,000	5.150%, 7/21/2024[g]	58,739
	Branch Banking and Trust Company
30,000	0.664%, 12/1/2016[d]	30,148
	Caixa Economica Federal
90,000	4.250%, 5/13/2019[g]	89,550
	Capital One Financial Corporation
38,000	6.150%, 9/1/2016	41,521
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	78,600
	Citigroup, Inc.
54,000	5.500%, 2/15/2017	58,537
42,000	6.000%, 8/15/2017	47,039
30,000	8.500%, 5/22/2019	37,499
	Compass Bank
36,000	1.850%, 9/29/2017	35,996
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
45,000	4.625%, 12/1/2023	46,621
	Credit Agricole SA
30,000	1.625%, 4/15/2016[g]	30,292
	Credit Suisse Group AG
57,000	7.500%, 12/11/2049[g,h]	59,850
	CyrusOne, LP
64,810	6.375%, 11/15/2022	67,726
	DDR Corporation
20,000	9.625%, 3/15/2016	22,451
	Denali Borrower, LLC
122,000	5.625%, 10/15/2020[g]	125,508
	Deutsche Bank AG
37,000	1.350%, 5/30/2017	36,747
	Discover Bank
10,000	8.700%, 11/18/2019	12,485
	Discover Financial Services
20,000	6.450%, 6/12/2017	22,402
	Fifth Third Bancorp
48,000	5.450%, 1/15/2017	52,201
	General Electric Capital Corporation
44,000	0.514%, 5/15/2017[d]	44,079
35,000	5.625%, 9/15/2017	39,120
18,000	1.625%, 4/2/2018	17,968
	Genworth Financial, Inc.
32,000	7.700%, 6/15/2020	38,361
	Goldman Sachs Group, Inc.
32,000	6.250%, 9/1/2017	35,944
40,000	2.375%, 1/22/2018	40,415
20,000	2.625%, 1/31/2019	19,949
30,000	7.500%, 2/15/2019	35,773
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	51,358

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Financials (7.5%) - continued
	HBOS plc
$40,000	6.750%, 5/21/2018[g]	$45,246
	HCP, Inc.
19,000	3.750%, 2/1/2016	19,728
25,000	3.750%, 2/1/2019	26,333
	Health Care REIT, Inc.
26,000	4.700%, 9/15/2017	28,241
	HSBC Holdings plc
54,000	5.625%, 12/29/2049[h]	53,622
	Huntington National Bank
30,000	1.300%, 11/20/2016	30,026
	Icahn Enterprises, LP
110,000	6.000%, 8/1/2020	113,025
	ING Bank NV
57,000	5.800%, 9/25/2023[g]	62,786
	ING Capital Funding Trust III
25,000	3.833%, 12/29/2049[d,h]	25,000
	International Lease Finance Corporation
26,000	2.184%, 6/15/2016[d]	25,740
85,000	5.875%, 4/1/2019	90,525
	Intesa Sanpaolo SPA
18,000	3.625%, 8/12/2015[g]	18,390
10,000	3.875%, 1/16/2018	10,427
32,000	3.875%, 1/15/2019	33,198
	J.P. Morgan Chase & Company
40,000	3.450%, 3/1/2016	41,425
20,000	0.754%, 2/15/2017[d]	20,094
20,000	2.000%, 8/15/2017	20,171
20,000	6.300%, 4/23/2019	23,199
125,000	6.750%, 8/29/2049[h]	131,313
	KeyCorp
30,000	2.300%, 12/13/2018	29,984
	Kookmin Bank
30,000	1.110%, 1/27/2017[d,g]	30,224
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[g]	10,923
	Liberty Property, LP
40,000	5.500%, 12/15/2016	43,380
	Macquarie Bank, Ltd.
30,000	5.000%, 2/22/2017[g]	32,329
	MetLife, Inc.
36,000	1.903%, 12/15/2017[c,i]	36,110
	Metropolitan Life Global Funding I
20,000	1.300%, 4/10/2017[g]	19,969
	Mizuho Corporate Bank, Ltd.
25,000	1.550%, 10/17/2017[g]	24,798
	Morgan Stanley
40,000	1.750%, 2/25/2016	40,427
50,000	6.250%, 8/28/2017	56,177
40,000	6.625%, 4/1/2018	45,809
26,000	4.875%, 11/1/2022	27,469
	Murray Street Investment Trust I
60,000	4.647%, 3/9/2017	64,222
	National City Corporation
20,000	6.875%, 5/15/2019	23,698
	Nomura Holdings, Inc.
30,000	2.000%, 9/13/2016	30,296
21,000	2.750%, 3/19/2019	21,037

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Financials (7.5%) - continued
	Oversea-Chinese Banking Corporation, Ltd.
$75,000	4.250%, 6/19/2024[g]	$74,891
	PNC Bank NA
40,000	1.150%, 11/1/2016	40,114
	Pricoa Global Funding I
40,000	1.350%, 8/18/2017[g]	39,799
	Realty Income Corporation
33,000	2.000%, 1/31/2018	32,985
	Regions Bank
40,000	7.500%, 5/15/2018	46,635
	Reinsurance Group of America, Inc.
40,000	5.625%, 3/15/2017	43,609
	Royal Bank of Scotland Group plc
30,000	5.050%, 1/8/2015	30,285
22,000	1.173%, 3/31/2017[d]	22,087
57,000	7.640%, 3/29/2049[h]	60,277
57,000	7.648%, 8/29/2049[h]	66,690
	SLM Corporation
20,000	6.250%, 1/25/2016	20,760
	Societe Generale SA
30,000	5.750%, 4/20/2016[g]	31,878
	State Bank of India
65,000	3.622%, 4/17/2019[g]	65,963
	Sumitomo Mitsui Banking Corporation
60,000	1.300%, 1/10/2017	60,008
	Suncorp-Metway, Ltd.
20,000	0.934%, 3/28/2017[d,g]	20,000
	Swiss RE Capital I, LP
30,000	6.854%, 5/29/2049[g,h]	31,500
	Synchrony Financial
56,000	1.875%, 8/15/2017	56,077
	Ventas Realty, LP
22,000	1.550%, 9/26/2016	22,151
22,000	1.250%, 4/17/2017	21,894
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	30,863
	WEA Finance, LLC
36,000	1.750%, 9/15/2017[g]	36,053
	Wells Fargo & Company
20,000	1.250%, 7/20/2016	20,116
80,000	1.400%, 9/8/2017	79,763

	Total	4,640,214

Foreign Government (1.0%)
	Azerbaijan Government International Bond
35,000	4.750%, 3/18/2024[g]	35,700
	Bahama Government International Bond
50,000	5.750%, 1/16/2024[g]	52,625
	Brazil Government International Bond
75,000	5.000%, 1/27/2045	70,500
	Colombia Government International Bond
45,000	2.625%, 3/15/2023	41,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Foreign Government (1.0%) - continued
	Corporacion Andina de Fomento
$40,000	1.500%, 8/8/2017	$40,230
	Costa Rica Government International Bond
65,000	7.000%, 4/4/2044[g]	65,325
	Hungary Government International Bond
80,000	4.000%, 3/25/2019	81,600
	Poland Government International Bond
53,000	4.000%, 1/22/2024	54,457
	Slovenia Government International Bond
70,000	4.125%, 2/18/2019[g]	72,887
	South Africa Government International Bond
75,000	5.375%, 7/24/2044	74,438
	Uruguay Government International Bond
55,000	5.100%, 6/18/2050	53,350

	Total	642,512

Mortgage-Backed Securities (7.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 10/1/2029[c]	257,070
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
48,997	5.500%, 9/1/2024	54,474
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
400,000	4.000%, 10/1/2044[c]	421,125
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
200,000	3.500%, 10/1/2029[c]	210,234
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
361,974	6.000%, 8/1/2024	408,772
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,100,000	3.500%, 10/1/2044[c]	1,124,320
1,200,000	4.000%, 10/1/2044[c]	1,264,575
1,000,000	4.500%, 10/1/2044[c]	1,078,906

	Total	4,819,476

Technology (1.0%)
	Alliance Data Systems Corporation
75,000	5.375%, 8/1/2022[g]	72,750
	Amkor Technology, Inc.
100,000	6.625%, 6/1/2021	104,250
	EMC Corporation
20,000	1.875%, 6/1/2018	19,882

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Technology (1.0%) - continued
	Fidelity National Information Services, Inc.
$37,000	1.450%, 6/5/2017	$36,784
	First Data Corporation
64,810	7.375%, 6/15/2019[g]	68,219
	Freescale Semiconductor, Inc.
105,000	6.000%, 1/15/2022[g]	106,575
	Hewlett-Packard Company
35,000	5.400%, 3/1/2017	38,366
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	66,430
	Tyco Electronics Group SA
38,000	6.550%, 10/1/2017	43,270
	Xerox Corporation
38,000	7.200%, 4/1/2016	41,380

	Total	597,906

Transportation (0.6%)
	A.P. Meoller - Maersk A/S
37,000	2.550%, 9/22/2019[g]	37,089
	American Airlines Pass Through Trust
18,879	4.950%, 1/15/2023	20,178
	Avis Budget Car Rental, LLC
105,000	5.125%, 6/1/2022[g]	103,163
	Continental Airlines, Inc.
58,241	6.250%, 4/11/2020	62,828
	Delta Air Lines, Inc.
36,000	6.750%, 5/23/2017	37,800
28,279	4.950%, 5/23/2019	30,365
23,317	4.750%, 5/7/2020	25,065
	Korea Expressway Corporation
33,000	1.625%, 4/28/2017[g]	32,917
	United Air Lines, Inc.
31,481	10.400%, 11/1/2016	34,865

	Total	384,270

U.S. Government and Agencies (0.5%)
	U.S. Treasury Notes
275,000	1.875%, 6/30/2020	273,453
55,000	3.625%, 2/15/2044	59,434

	Total	332,887

Utilities (2.3%)
	Access Midstream Partners, LP
100,000	4.875%, 5/15/2023	102,625
	AES Corporation
64,810	7.375%, 7/1/2021	72,587
	Atlas Pipeline Partners, LP
77,000	4.750%, 11/15/2021	71,706
	Calpine Corporation
100,000	6.000%, 1/15/2022[g]	105,750
120,000	5.375%, 1/15/2023	116,100
	Commonwealth Edison Company
22,000	6.950%, 7/15/2018	25,634
	DCP Midstream Operating, LP
29,000	2.500%, 12/1/2017	29,590
	El Paso Corporation
18,000	7.000%, 6/15/2017	19,845
	Electricite de France
30,000	0.694%, 1/20/2017[d,g]	30,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.3%)	Value
Utilities (2.3%) - continued
$57,000	5.625%, 12/29/2049[g,h]	$59,331
	Enel Finance International NV
26,000	5.125%, 10/7/2019[g]	28,670
	Enterprise Products Operating, LLC
70,000	7.000%, 6/1/2067	73,999
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	22,176
	MidAmerican Energy Holdings Company
39,000	1.100%, 5/15/2017	38,685
20,000	5.750%, 4/1/2018	22,586
	NiSource Finance Corporation
40,000	6.400%, 3/15/2018	45,655
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	66,754
	Oleoducto Central SA
75,000	4.000%, 5/7/2021[g]	74,940
	ONEOK Partners, LP
26,000	2.000%, 10/1/2017	26,148
26,000	3.200%, 9/15/2018	26,947
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	29,124
	Panhandle Eastern Pipe Line Company, LP
28,000	6.200%, 11/1/2017	31,777
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,022
	PPL Capital Funding, Inc.
40,000	1.900%, 6/1/2018	39,828
	Sempra Energy
36,000	6.150%, 6/15/2018	41,125
	Southern Company
40,000	1.300%, 8/15/2017	39,806
	TransAlta Corporation
37,000	1.900%, 6/3/2017	37,006
	Transelec SA
75,000	4.250%, 1/14/2025[g]	74,432
	Williams Companies, Inc.
40,000	7.875%, 9/1/2021	48,183

	Total	1,420,074

	Total Long-Term Fixed Income (cost $30,671,285)	31,001,997

Shares	Common Stock (5.2%)	Value
Financials (5.2%)
25,785	Aberdeen Asia-Pacific Income Fund, Inc.	152,131
6,200	Cohen & Steers REIT and Preferred Income Fund, Inc.	108,314
4,000	Doubleline Income Solutions Fund	86,600
5,211	First Trust High Income Long/ Short Fund	89,056
10,900	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	128,620
8,200	iShares J.P. Morgan USD Emerging Markets Bond ETF	925,370

Shares	Common Stock (5.2%)	Value
Financials (5.2%) - continued
4,495	iShares MSCI Emerging Markets Minimum Volatility ETF	$268,801
29,597	MFS Intermediate Income Trust	148,281
18,070	Nuveen Quality Preferred Income Fund II	157,390
10,814	PIMCO Dynamic Credit Income Fund	242,991
19,964	Templeton Global Income Fund	158,714
6,695	Vanguard MSCI Emerging Markets ETF	279,248
3,000	Vanguard Short-Term Corporate Bond ETF	239,610
9,049	Western Asset Emerging Markets Debt Fund, Inc.	154,828
16,794	Western Asset High Income Opportunity Fund, Inc.	97,237

	Total	3,237,191

	Total Common Stock (cost $3,198,304)	3,237,191

Shares	Preferred Stock (1.7%)	Value
Financials (1.5%)
2,850	Affiliated Managers Group, Inc., 5.250%	72,390
855	Agribank FCB, 6.875%[h]	91,325
52	Bank of America Corporation, Convertible, 7.250%[h]	59,618
4,620	Citigroup, Inc., 6.875%[h]	121,691
1,135	Farm Credit Bank of Texas, 6.750%[g,h]	119,033
2,500	Goldman Sachs Group, Inc., 5.500%[h]	59,375
3,275	HSBC USA, Inc., 6.500%[h]	82,137
49,000	J.P. Morgan Chase & Company[h]	53,042
92	M&T Bank Corporation, 6.375%[h]	95,709
2,300	Morgan Stanley, 7.125%[h]	61,893
1,539	U.S. Bancorp 6.500%[h]	44,138
57	Wells Fargo & Company, Convertible, 7.500%[h]	68,543

	Total	928,894

Materials (0.1%)
2,280	CHS, Inc., 7.100%[h]	60,648

	Total	60,648

Utilities (0.1%)
865	Southern California Edison Company, 4.670%[h]	88,825

	Total	88,825

	Total Preferred Stock (cost $1,047,394)	1,078,367

Shares or Principal Amount	Short-Term Investments (8.4%)[j]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.050%, 12/17/2014[k]	99,989

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (8.4%)[j]	Value
	Thrivent Cash Management Trust
5,056,353	0.050%	$5,056,353

	Total Short-Term Investments (at amortized cost)	5,156,342

	Total Investments (cost $66,173,231) 107.3%	$66,192,120

	Other Assets and Liabilities, Net (7.3%)	(4,487,706)

	Total Net Assets 100.0%	$61,704,414

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
e

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

f	All or a portion of the security is insured or guaranteed.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $6,216,364 or 10.1% of total net assets.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At September 30, 2014, $99,989 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Portfolio owned as of September 30, 2014.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 1/28/2034	1/17/2014	$102,917
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	186,862
JBS Finance II, Ltd., 1/29/2018	8/19/2013	67,513
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	52,599
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	410,009

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$866,978
Gross unrealized depreciation	(848,089)

Net unrealized appreciation (depreciation)	$18,889

Cost for federal income tax purposes	$66,173,231

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,816,868	–	1,816,868	–
Capital Goods	1,168,841	–	1,168,841	–
Communications Services	8,715,612	–	7,959,008	756,604
Consumer Cyclical	4,352,169	–	4,352,169	–
Consumer Non-Cyclical	2,563,786	–	1,021,892	1,541,894
Energy	1,158,892	–	834,991	323,901
Financials	2,109,830	–	2,031,430	78,400
Technology	1,711,007	–	1,711,007	–
Transportation	1,133,246	–	1,133,246	–
Utilities	987,972	–	987,972	–
Long-Term Fixed Income
Asset-Backed Securities	2,624,755	–	2,624,755	–
Basic Materials	1,264,659	–	1,264,659	–
Capital Goods	847,075	–	847,075	–
Collateralized Mortgage Obligations	5,318,035	–	5,318,035	–
Commercial Mortgage-Backed Securities	187,623	–	187,623	–
Communications Services	2,646,973	–	2,646,973	–
Consumer Cyclical	1,691,913	–	1,691,913	–
Consumer Non-Cyclical	1,929,748	–	1,929,748	–
Energy	1,653,877	–	1,653,877	–
Financials	4,640,214	–	4,604,104	36,110
Foreign Government	642,512	–	642,512	–
Mortgage-Backed Securities	4,819,476	–	4,819,476	–
Technology	597,906	–	597,906	–
Transportation	384,270	–	384,270	–
U.S. Government and Agencies	332,887	–	332,887	–
Utilities	1,420,074	–	1,420,074	–
Common Stock
Financials	3,237,191	3,237,191	–	–
Preferred Stock
Financials	928,894	665,494	263,400	–
Materials	60,648	60,648	–	–
Utilities	88,825	–	88,825	–
Short-Term Investments	5,156,342	5,056,353	99,989	–

Total	$66,192,120	$9,019,686	$54,435,525	$2,736,909

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,619	7,619	–	–

Total Asset Derivatives	$7,619	$7,619	$–	$–

Liability Derivatives
Futures Contracts	25,420	25,420	–	–

Total Liability Derivatives	$25,420	$25,420	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Opportunity Income Plus Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Opportunity Income Plus Portfolio as discussed in the Notes to Schedule of Investments.

Investments in Securities	Beginning Value January 1, 2014	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Ending Value September 30, 2014
Bank Loans
Communications Services	–	–	(3,994)	761,500	(902)	–	–	756,604
Consumer Non-Cyclical	–	(1,656)	(36,530)	1,767,173	(187,093)	–	–	1,541,894
Energy	–	(40)	(3,223)	329,875	(2,711)	–	–	323,901
Financials	–	1	(1,197)	79,800	(204)	–	–	78,400
Long-Term Fixed Income
Financials	–	–	–	36,110	–	–	–	36,110
Total	–	($1,695)	($44,944)	$2,974,458	($190,910)	$0	$0	$2,736,909

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Communications Services Securities are liquidity and credit spread of the issuer. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Consumer Non-Cyclical Securities are liquidity and credit spread of the issuer. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Energy Securities are liquidity and credit spread of the issuer. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Financials Securities are liquidity and credit spread of the issuer. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financial Securities are recent market activity based on comparable bonds. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(84)	December 2014	($18,390,494)	($18,382,875)	$7,619
5-Yr. U.S. Treasury Bond Futures	48	December 2014	5,690,397	5,676,375	(14,022)
30-Yr. U.S. Treasury Bond Futures	3	December 2014	417,876	413,718	(4,158)
Ultra Long Term U.S. Treasury Bond Futures	7	December 2014	1,074,740	1,067,500	(7,240)
Total Futures Contracts					($17,801)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Short Term Investment	$4,568,156	$46,175,440	$45,687,243	5,056,353	$5,056,353	$2,517
Total Value and Income Earned	4,568,156				5,056,353	2,517

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Partner Technology Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (99.0%)	Value
Communications Equipment (5.7%)
276	Arista Networks, Inc.[a]	$24,379
39,468	QUALCOMM, Inc.	2,951,023

	Total	2,975,402

Computers & Peripherals (15.3%)
48,169	Apple, Inc.	4,853,027
18,521	Electronics for Imaging, Inc.[a]	818,072
80,881	EMC Corporation	2,366,578

	Total	8,037,677

Consumer Discretionary (8.8%)
6,406	Amazon.com, Inc.[a]	2,065,551
1,570	Priceline Group, Inc.[a]	1,818,970
8,054	TripAdvisor, Inc.[a]	736,297

	Total	4,620,818

Electronic Equipment, Instruments & Components (2.2%)
11,727	Amphenol Corporation	1,171,058

	Total	1,171,058

Financials (6.1%)
20,398	American Tower Corporation	1,909,865
6,635	Intercontinental Exchange, Inc.	1,294,157

	Total	3,204,022

Internet Software & Services (22.9%)
3,378	Alibaba Group Holding, Ltd.[a]	300,135
24,844	eBay, Inc.[a]	1,406,916
7,196	Equinix, Inc.[a]	1,529,006
22,908	Facebook, Inc.[a]	1,810,648
11,358	Fidelity National Information Services, Inc.	639,455
2,767	Google, Inc.[a]	1,597,555
2,758	Google, Inc., Class Aa	1,622,835
9,787	LinkedIn Corporation[a]	2,033,641
3,119	Opower, Inc.[a]	58,824
41,884	Pandora Media, Inc.[a]	1,011,918

	Total	12,010,933

IT Consulting & Services (5.1%)
23,220	Cognizant Technology Solutions Corporation[a]	1,039,559
7,331	FleetCor Technologies, Inc.[a]	1,041,882
22,254	InterXion Holding NVa	616,213

	Total	2,697,654

Semiconductors & Semiconductor Equipment (4.3%)
33,718	Applied Materials, Inc.	728,646
35,872	Xilinx, Inc.	1,519,179

	Total	2,247,825

Software (23.5%)
18,885	Adobe Systems, Inc.[a]	1,306,653
28,293	Guidewire Software, Inc.[a]	1,254,512
20,044	Microsoft Corporation	929,240
9,088	NetSuite, Inc.[a]	813,739
48,394	Oracle Corporation	1,852,522

Shares	Common Stock (99.0%)	Value
Software (23.5%) - continued
15,298	Red Hat, Inc.[a]	$858,983
31,208	Salesforce.com, Inc.[a]	1,795,396
30,524	ServiceNow, Inc.[a]	1,794,201
10,844	VMware, Inc.[a]	1,017,601
8,586	Workday, Inc.[a]	708,345

	Total	12,331,192

Telecommunications Services (5.1%)
15,697	SBA Communications Corporation[a]	1,740,797
22,524	TW Telecom, Inc.[a]	937,224

	Total	2,678,021

	Total Common Stock (cost $38,566,534)	51,974,602

Shares or Principal Amount	Short-Term Investments (1.1%)[b]	Value
	Thrivent Cash Management Trust
556,326	0.050%	556,326

	Total Short-Term Investments (at amortized cost)	556,326

	Total Investments (cost $39,122,860) 100.1%	$52,530,928

	Other Assets and Liabilities, Net (0.1%)	(50,105)

	Total Net Assets 100.0%	$52,480,823

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,789,401
Gross unrealized depreciation	(381,333)

Net unrealized appreciation (depreciation)	$13,408,068

Cost for federal income tax purposes	$39,122,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Partner Technology Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	2,975,402	2,975,402	–	–
Computers & Peripherals	8,037,677	8,037,677	–	–
Consumer Discretionary	4,620,818	4,620,818	–	–
Electronic Equipment, Instruments & Components	1,171,058	1,171,058	–	–
Financials	3,204,022	3,204,022	–	–
Internet Software & Services	12,010,933	12,010,933	–	–
IT Consulting & Services	2,697,654	2,697,654	–	–
Semiconductors & Semiconductor Equipment	2,247,825	2,247,825	–	–
Software	12,331,192	12,331,192	–	–
Telecommunications Services	2,678,021	2,678,021	–	–
Short-Term Investments	556,326	556,326	–	–

Total	$52,530,928	$52,530,928	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Short Term Investment	$856,402	$6,715,075	$7,015,151	556,326	$556,326	$416
Total Value and Income Earned	856,402				556,326	416

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Partner Healthcare Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (94.9%)	Value
Biotechnology (20.8%)
27,230	Amgen, Inc.	$3,824,726
10,984	Biogen Idec, Inc.[a]	3,633,617
37,100	BioMarin Pharmaceutical, Inc.[a]	2,677,136
17,300	Incyte Corporation[a]	848,565
82,700	Innate Pharma SAa	806,278
89,548	Keryx BioPharmaceuticals, Inc.[a]	1,231,285
8,400	Medivation, Inc.[a]	830,508
31,600	NPS Pharmaceuticals, Inc.[a]	821,600
47,131	Oncomed Pharmaceuticals, Inc.[a]	892,190
31,643	Portola Pharmaceuticals, Inc.[a]	799,935
26,639	PTC Therapeutics, Inc.[a]	1,172,382

	Total	17,538,222

Health Care Equipment (17.6%)
144,671	Boston Scientific Corporation[a]	1,708,565
34,687	Covidien plc	3,000,772
43,676	Dexcom, Inc.[a]	1,746,603
21,288	HeartWare International, Inc.[a]	1,652,587
39,615	Inogen, Inc.[a]	816,465
5,575	Intuitive Surgical, Inc.[a]	2,574,647
126,027	NxStage Medical, Inc.[a]	1,654,735
73,280	Tornier NVa	1,751,392

	Total	14,905,766

Health Care Supplies (2.4%)
39,877	Align Technology, Inc.[a]	2,060,843

	Total	2,060,843

Managed Health Care (2.9%)
26,700	CIGNA Corporation	2,421,423

	Total	2,421,423

Pharmaceuticals (51.2%)
66,485	AbbVie, Inc.	3,840,174
68,583	Aspen Pharmacare Holdings, Ltd.	2,042,031
55,338	Hikma Pharmaceuticals plc	1,550,301
51,491	Mylan, Inc.[a]	2,342,326
72,299	Novartis AG	6,808,280
78,105	Novo Nordisk AS ADR	3,719,360
128,000	Pfizer, Inc.	3,784,960
22,983	Roche Holding AG - Genusschein	6,786,951
28,033	Sagent Pharmaceuticals, Inc.[a]	871,826
45,771	Sanofi	5,175,385
15,445	Sawai Pharmaceutical Company, Ltd.	888,406
5,689	Shire Pharmaceuticals Group plc ADR	1,473,736
1,640,100	Sihuan Pharmaceutical Holdings Group, Ltd.	1,228,402
37,581	Teva Pharmaceutical Industries, Ltd. ADR	2,019,979
348,597	Vectura Group plc[a]	743,886

	Total	43,276,003

	Total Common Stock (cost $64,772,798)	80,202,257

Shares or Principal Amount	Short-Term Investments (5.5%)[b]	Value
	Thrivent Cash Management Trust
4,710,000	0.050%	$4,710,000

	Total Short-Term Investments (at amortized cost)	4,710,000

	Total Investments (cost $69,482,798) 100.4%	$84,912,257

	Other Assets and Liabilities, Net (0.4%)	(379,742)

	Total Net Assets 100.0%	$84,532,515

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,810,898
Gross unrealized depreciation	(381,439)

Net unrealized appreciation (depreciation)	$15,429,459

Cost for federal income tax purposes	$69,482,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Partner Healthcare Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	17,538,222	16,731,944	806,278	–
Health Care Equipment	14,905,766	14,905,766	–	–
Health Care Supplies	2,060,843	2,060,843	–	–
Managed Health Care	2,421,423	2,421,423	–	–
Pharmaceuticals	43,276,003	18,052,361	25,223,642	–
Short-Term Investments	4,710,000	4,710,000	–	–
Total	$84,912,257	$58,882,337	$26,029,920	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Short Term Investment	$1,615,477	$21,092,730	$17,998,207	4,710,000	$4,710,000	$1,385
Total Value and Income Earned	1,615,477				4,710,000	1,385

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Natural Resources Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (98.7%)	Value
Integrated Oil & Gas (19.8%)
13,979	Chevron Corporation	$1,667,974
9,982	Occidental Petroleum Corporation	959,769
95,726	Petroleo Brasileiro SA ADR[a]	1,358,352
30,350	Suncor Energy, Inc. ADR	1,097,153
37,650	Total SA ADR[a]	2,426,543

	Total	7,509,791

Materials (13.0%)
3,500	Agnico Eagle Mines, Ltd.	101,605
21,550	Alcoa, Inc.	346,739
2,500	Avery Dennison Corporation	111,625
3,450	Ball Corporation	218,281
21,050	Barrick Gold Corporation	308,593
3,850	Crown Holdings, Inc.[b]	171,402
800	Eagle Materials, Inc.	81,464
12,050	Eldorado Gold Corporation	81,217
2,700	Franco-Nevada Corporation	131,976
21,550	Freeport-McMoRan, Inc.	703,607
14,650	Goldcorp, Inc.	337,390
10,500	International Paper Company	501,270
19,850	Kinross Gold Corporation[b]	65,505
1,100	Martin Marietta Materials, Inc.	141,834
3,750	MeadWestvaco Corporation	153,525
8,900	Newmont Mining Corporation	205,145
5,150	Owens-Illinois, Inc.[b]	134,158
2,400	Packaging Corporation of America	153,168
3,300	Rock-Tenn Company	157,014
1,250	Royal Gold, Inc.	81,175
4,550	Sealed Air Corporation	158,704
7,000	Silver Wheaton Corporation	139,510
12,200	Teck Resources, Ltd.	230,458
2,250	Vulcan Materials Company	135,518
16,050	Yamana Gold, Inc.	96,300

	Total	4,947,183

Oil & Gas Drilling (3.8%)
57,500	Rowan Companies plc	1,455,325

	Total	1,455,325

Oil & Gas Equipment & Services (20.3%)
20,650	Cameron International Corporation[b]	1,370,747
23,000	National Oilwell Varco, Inc.	1,750,300
29,050	Schlumberger, Ltd.	2,954,094
78,600	Weatherford International, Ltd.[b]	1,634,880

	Total	7,710,021

Oil & Gas Exploration & Production (34.7%)
28,700	Canadian Natural Resources, Ltd.	1,114,708
109,850	Cobalt International Energy, Inc.[b]	1,493,960
7,900	Concho Resources, Inc.[b]	990,581
18,950	EOG Resources, Inc.	1,876,429
21,250	EQT Corporation	1,945,225
41,300	Marathon Oil Corporation	1,552,467
40,450	Oasis Petroleum, Inc.[b]	1,691,214
14,250	SM Energy Company	1,111,500

Shares	Common Stock (98.7%)	Value
Oil & Gas Exploration & Production (34.7%) - continued
40,500	Southwestern Energy Company[b]	$1,415,475

	Total	13,191,559

Oil & Gas Refining & Marketing (5.0%)
22,400	Marathon Petroleum Corporation	1,896,608

	Total	1,896,608

Utilities (2.1%)
18,100	iShares North American Natural Resources ETF	809,975

	Total	809,975

	Total Common Stock (cost $36,069,128)	37,520,462

Shares	Collateral Held for Securities Loaned (8.0%)	Value
3,048,900	Thrivent Cash Management Trust	3,048,900

	Total Collateral Held for Securities Loaned (cost $3,048,900)	3,048,900

Shares or Principal Amount	Short-Term Investments (1.4%)[c]	Value
	Thrivent Cash Management Trust
537,430	0.050%	537,430

	Total Short-Term Investments (at amortized cost)	537,430

	Total Investments (cost $39,655,458) 108.1%	$41,106,792

	Other Assets and Liabilities, Net (8.1%)	(3,066,931)

	Total Net Assets 100.0%	$38,039,861

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Natural Resources Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,493,825
Gross unrealized depreciation	(3,042,491)

Net unrealized appreciation (depreciation)	$1,451,334

Cost for federal income tax purposes	$39,655,458

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Integrated Oil & Gas	7,509,791	7,509,791	–	–
Materials	4,947,183	4,947,183	–	–
Oil & Gas Drilling	1,455,325	1,455,325	–	–
Oil & Gas Equipment & Services	7,710,021	7,710,021	–	–
Oil & Gas Exploration & Production	13,191,559	13,191,559	–	–
Oil & Gas Refining & Marketing	1,896,608	1,896,608	–	–
Utilities	809,975	809,975	–	–
Collateral Held for Securities Loaned	3,048,900	3,048,900	–	–
Short-Term Investments	537,430	537,430	–	–
Total	$41,106,792	$41,106,792	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$1,771,801	$21,215,846	$19,938,747	3,048,900	$3,048,900	$12,270
Cash Management Trust- Short Term Investment	1,879,163	4,662,715	6,004,448	537,430	537,430	293
Total Value and Income Earned	3,650,964				3,586,330	12,563

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (98.0%)	Value
Brazil (13.1%)
105,279	Banco Bradesco SA ADR	$1,500,226
18,521	Lojas Renner SA	535,560
25,584	Multiplan Empreendimentos Imobiliarios SA	523,020
58,500	Petroleo Brasileiro SA ADR	871,065
8,900	Petroleo Brasileiro SA ADR[a]	126,291
64,600	Souza Cruz SA	519,650
56,800	Ultrapar Participacoes SA	1,204,571
71,605	Vale SA ADR	695,284
60,660	Vale SA ADR[a]	667,867

	Total	6,643,534

Chile (1.1%)
26,090	Banco Santander Chile SA ADR[a]	576,328

	Total	576,328

China (2.1%)
842,000	PetroChina Company, Ltd.	1,079,152

	Total	1,079,152

Hong Kong (11.0%)
254,000	AIA Group, Ltd.	1,310,830
150,500	China Mobile, Ltd.	1,761,226
167,000	Hang Lung Group, Ltd.	827,432
132,000	Hang Lung Properties, Ltd.	375,196
71,000	Swire Pacific, Ltd., Class A	913,940
100,000	Swire Pacific, Ltd., Class B	241,151
59,500	Swire Properties, Ltd.	185,387

	Total	5,615,162

Hungary (1.2%)
37,710	Richter Gedeon Nyrt	588,896

	Total	588,896

India (14.1%)
5,200	Grasim Industries, Ltd.	298,131
4,350	Grasim Industries, Ltd. GDR	249,342
14,000	Hero Motocorp, Ltd.	642,214
67,000	Hindustan Unilever, Ltd.	807,501
85,639	Housing Development Finance Corporation	1,459,605
30,000	ICICI Bank, Ltd.	695,612
28,000	Infosys, Ltd.	1,701,690
153,893	ITC, Ltd.	920,558
8,947	Ultra Tech Cement, Ltd.	380,511

	Total	7,155,164

Indonesia (2.9%)
2,522,000	Astra International Tbk PT	1,457,253

	Total	1,457,253

Luxembourg (2.4%)
26,965	Tenaris SA ADR	1,228,256

	Total	1,228,256

Malaysia (2.4%)
249,707	CIMB Group Holdings Berhad	535,039

Shares	Common Stock (98.0%)	Value
Malaysia (2.4%) - continued
120,000	Public Bank Berhad	$691,308

	Total	1,226,347

Mexico (7.3%)
16,400	Fomento Economico Mexicano SAB de CV ADR	1,509,620
4,800	Grupo Aeroportuario del Sureste SAB de CV ADR	616,752
199,577	Grupo Financiero Banorte SAB de CV ADR	1,278,107
97,300	Organizacion Soriana SAB de CV	323,186

	Total	3,727,665

Philippines (3.9%)
28,000	Ayala Corporation	461,190
917,900	Ayala Land, Inc.	715,235
367,862	Bank of the Philippine Islands	803,443

	Total	1,979,868

Poland (2.0%)
17,523	Bank Pekao SA	1,024,527

	Total	1,024,527

Portugal (0.9%)
41,629	Jeronimo Martins SGPS SA	458,097

	Total	458,097

Russia (4.5%)
28,186	Lukoil ADR	1,435,833
3,492	Magnit OJSC[b]	874,852

	Total	2,310,685

South Africa (2.6%)
44,921	Massmart Holdings, Ltd.	488,010
142,193	Truworths International, Ltd.	855,197

	Total	1,343,207

South Korea (5.6%)
3,170	E-Mart Company, Ltd.	692,693
2,510	Samsung Electronics Company, Ltd.	2,135,356

	Total	2,828,049

Taiwan (4.6%)
175,400	Taiwan Mobile Company, Ltd.	531,871
452,499	Taiwan Semiconductor Manufacturing Company, Ltd.	1,801,456

	Total	2,333,327

Thailand (4.8%)
70,300	PTT Exploration & Production pcl	346,314
70,400	Siam Cement pcl	975,506
196,800	Siam Commercial Bank pcl	1,102,433

	Total	2,424,253

Turkey (4.8%)
274,433	Akbank TAS	894,150
33,036	BIM Birlesik Magazalar AS	691,616

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (98.0%)	Value
Turkey (4.8%) - continued
248,190	Turkiye Garanti Bankasi AS	$872,329

	Total	2,458,095

United Kingdom (5.4%)
21,386	BHP Billiton plc	591,236
19,139	SABMiller plc	1,061,993
57,824	Standard Chartered plc	1,066,549

	Total	2,719,778

United States (1.3%)
9,000	Yum! Brands, Inc.	647,820

	Total	647,820

	Total Common Stock (cost $41,270,116)	49,825,463

	Collateral Held for Securities Loaned (2.7%)
1,385,250	Thrivent Cash Management Trust	1,385,250

	Total Collateral Held for Securities Loaned (cost $1,385,250)	1,385,250

Shares or Principal Amount	Short-Term Investments (3.1%)[c]
	Thrivent Cash Management Trust
1,574,257	0.050%	1,574,257

	Total Short-Term Investments (at amortized cost)	1,574,257

	Total Investments (cost $44,229,623) 103.8%	$52,784,970

	Other Assets and Liabilities, Net (3.8%)	(1,950,707)

	Total Net Assets 100.0%	$50,834,263

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,316,463
Gross unrealized depreciation	(2,761,116)

Net unrealized appreciation (depreciation)	$8,555,347

Cost for federal income tax purposes	$44,229,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,153,923	647,820	4,506,103	–
Consumer Staples	7,331,897	1,509,620	5,822,277	–
Energy	6,291,482	2,225,612	4,065,870	–
Financials	17,139,097	2,076,554	15,062,543	–
Health Care	588,896	–	588,896	–
Industrials	1,828,823	616,752	1,212,071	–
Information Technology	5,638,502	–	5,638,502	–
Materials	3,559,746	1,363,151	2,196,595	–
Telecommunications Services	2,293,097	–	2,293,097	–
Collateral Held for Securities Loaned	1,385,250	1,385,250	–	–
Short-Term Investments	1,574,257	1,574,257	–	–

Total	$52,784,970	$11,399,016	$41,385,954	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$2,223,998	$15,326,433	$16,165,181	1,385,250	$1,385,250	$3,396
Cash Management Trust- Short Term Investment	1,837,201	17,130,378	17,393,322	1,574,257	1,574,257	516
Total Value and Income Earned	4,061,199				2,959,507	3,912

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (99.4%)	Value
Diversified REITS (8.1%)
6,792	American Assets Trust, Inc.	$223,932
31,313	American Realty Capital Properties, Inc.	377,635
6,700	Armada Hoffler Properties, Inc.	60,836
1,519	Brookfield Asset Management, Inc.	68,294
66,500	Cousins Properties, Inc.	794,675
74,120	Duke Realty Corporation	1,273,382
19,343	Empire State Realty Trust, Inc.	290,532
20,176	First Potomac Realty Trust	237,068
3,150	Gladstone Commercial Corporation	53,518
35,414	Lexington Realty Trust	346,703
25,443	Liberty Property Trust	846,234
5,270	PS Business Parks, Inc.	401,258
65,610	Spirit Realty Captial, Inc.	719,742
33,150	Vornado Realty Trust	3,313,674
12,015	Washington Real Estate Investment Trust	304,941
6,300	Whitestone REIT	87,822
10,500	Winthrop Realty Trust	158,235
6,650	WP Carey, Inc.	424,070

	Total	9,982,551

Health Care REITs (10.0%)
6,400	Aviv REIT, Inc.	168,640
10,750	Brookdale Senior Living, Inc.[a]	346,365
57,742	HCP, Inc.	2,292,935
53,052	Health Care REIT, Inc.	3,308,853
24,262	Healthcare Realty Trust, Inc.	574,524
23,539	Healthcare Trust of America, Inc.	273,052
7,022	LTC Properties, Inc.	259,042
16,414	Medical Properties Trust, Inc.	201,236
3,620	National Health Investors, Inc.	206,847
7,161	Omega Healthcare Investors, Inc.	244,835
17,570	Physicians Realty Trust	241,060
17,071	Sabra Healthcare REIT, Inc.	415,167
15,872	Senior Housing Property Trust	332,042
54,220	Ventas, Inc.	3,358,929

	Total	12,223,527

Hotel & Resort REITs (10.1%)
26,928	Ashford Hospitality Trust, Inc.	275,204
19,927	Chatham Lodging Trust	459,915
21,433	Chesapeake Lodging Trust	624,772
29,095	DiamondRock Hospitality Company	368,925
14,143	FelCor Lodging Trust, Inc.	132,379
35,147	Hersha Hospitality Trust	223,886
14,600	Hilton Worldwide Holdings, Inc.[a]	359,598
24,049	Hospitality Properties Trust	645,716
164,240	Host Hotels & Resorts, Inc.	3,503,239
2,000	Hyatt Hotels Corporation[a]	121,040
7,500	La Quinta Holdings, Inc.[a]	142,425
23,190	LaSalle Hotel Properties	794,026
21,608	Pebblebrook Hotel Trust	806,843
36,830	RLJ Lodging Trust	1,048,550
6,706	Starwood Hotels & Resorts Worldwide, Inc.	558,006
68,574	Strategic Hotels & Resorts, Inc.[a]	798,887

Shares	Common Stock (99.4%)	Value
Hotel & Resort REITs (10.1%) - continued
42,457	Summit Hotel Properties, Inc.	$457,686
60,523	Sunstone Hotel Investors, Inc.	836,428
2,500	Wyndham Worldwide Corporation	203,150

	Total	12,360,675

Industrial REITS (5.3%)
85,316	DCT Industrial Trust, Inc.	640,723
7,724	EastGroup Properties, Inc.	467,997
34,246	First Industrial Realty Trust, Inc.	579,100
110,423	Prologis, Inc.	4,162,947
13,150	Rexford Industrial Realty, Inc.	181,996
16,150	STAG Industrial, Inc.	334,467
10,123	Terreno Realty Corporation	190,616

	Total	6,557,846

Mortgage REITS (0.9%)
5,000	Apollo Commercial Real Estate Finance, Inc.	78,550
11,250	Blackstone Mortgage Trust, Inc.	304,875
7,350	Colony Financial, Inc.	164,493
4,000	NorthStar Asset Management Corporation, Inc.[a]	73,680
12,800	NorthStar Realty Finance Corporation	226,176
3,550	Starwood Property Trust, Inc.	77,958
10,150	Western Asset Mortgage Capital Corporation	150,017

	Total	1,075,749

Office REITS (13.5%)
16,112	Alexandria Real Estate Equities, Inc.	1,188,260
36,162	BioMed Realty Trust, Inc.	730,472
36,268	Boston Properties, Inc.	4,198,384
35,930	Brandywine Realty Trust	505,535
8,053	City Office REIT, Inc.	109,360
5,646	Coresite Realty Corporation	185,584
16,457	Corporate Office Properties Trust	423,274
7,600	CyrusOne, Inc.	182,704
16,968	Digital Realty Trust, Inc.	1,058,464
41,957	Douglas Emmett, Inc.	1,077,036
21,750	DuPont Fabros Technology, Inc.	588,120
5,800	Franklin Street Properties Corporation	65,076
23,512	Highwoods Properties, Inc.	914,617
17,799	Hudson Pacific Properties, Inc.	438,923
20,763	Kilroy Realty Corporation	1,234,153
16,405	Mack-Cali Realty Corporation	313,499
20,970	Parkway Properties, Inc.	393,817
16,963	Piedmont Office Realty Trust, Inc.	299,227
1,500	QTS Realty Trust, Inc.	45,525
25,077	SL Green Realty Corporation	2,540,802

	Total	16,492,832

Real Estate Development (0.1%)
900	Howard Hughes Corporation[a]	135,000

	Total	135,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (99.4%)	Value
Real Estate Operating Companies (0.5%)
29,043	Forest City Enterprises, Inc.[a]	$568,081

	Total	568,081

Real Estate Services (0.2%)
2,000	CBRE Group, Inc.[a]	59,480
1,700	Jones Lang LaSalle, Inc.	214,778

	Total	274,258

Residential REITS (17.0%)
22,253	American Campus Communities, Inc.	811,122
21,700	American Homes 4 Rent	366,513
35,284	Apartment Investment & Management Company	1,122,737
10,059	Associated Estates Realty Corporation	176,133
31,854	AvalonBay Communities, Inc.	4,490,458
25,851	Camden Property Trust	1,771,569
21,888	Campus Crest Communities, Inc.	140,083
38,814	Education Realty Trust, Inc.	399,008
12,978	Equity Lifestyle Properties, Inc.	549,748
64,090	Equity Residential	3,946,662
17,385	Essex Property Trust, Inc.	3,107,569
8,087	Home Properties, Inc.	470,987
7,000	Independence Realty Trust, Inc.	67,760
11,474	Mid-America Apartment Communities, Inc.	753,268
17,835	Post Properties, Inc.	915,649
10,303	Sun Communities, Inc.	520,302
43,594	UDR, Inc.	1,187,936

	Total	20,797,504

Retail REITS (24.8%)
25,663	Acadia Realty Trust	707,786
5,450	Agree Realty Corporation	149,221
6,543	AmREIT, Inc.	150,293
17,027	Brixmor Property Group, Inc.	379,021
39,239	CBL & Associates Properties, Inc.	702,378
10,925	Cedar Realty Trust, Inc.	64,458
109,706	DDR Corporation	1,835,381
16,517	Equity One, Inc.	357,263
23,632	Excel Trust, Inc.	278,149
12,295	Federal Realty Investment Trust	1,456,466
122,505	General Growth Properties, Inc.	2,884,993
30,124	Glimcher Realty Trust	407,879
18,332	Inland Real Estate Corporation	181,670
56,687	Kimco Realty Corporation	1,242,012
9,436	Kite Realty Group Trust	228,729
25,266	Macerich Company	1,612,729
18,286	National Retail Properties, Inc.	632,147
9,526	Pennsylvania Real Estate Investment Trust	189,948
31,548	Ramco-Gershenson Properties Trust	512,655
7,850	Realty Income Corporation	320,201
20,392	Regency Centers Corporation	1,097,701
15,272	Retail Opportunity Investments Corporation	224,498
16,500	Retail Properties of America, Inc.	241,395

Shares	Common Stock (99.4%)	Value
Retail REITS (24.8%) - continued
1,138	Saul Centers, Inc.	$53,190
69,661	Simon Property Group, Inc.	11,453,662
21,363	Tanger Factory Outlet Centers, Inc.	698,997
13,741	Taubman Centers, Inc.	1,003,093
6,500	Urstadt Biddle Properties, Inc.	131,950
30,580	Washington Prime Group, Inc.	534,538
23,142	Weingarten Realty Investors	728,973

	Total	30,461,376

Specialized REITS (8.9%)
13,500	American Tower Corporation	1,264,005
7,500	Catchmark Timber Trust, Inc.	82,200
4,900	CBS Outdoor Americas, Inc.	146,706
7,744	Corrections Corporation of America	266,084
4,800	Crown Castle International Corporation	386,544
45,672	CubeSmart	821,182
16,227	EPR Properties	822,384
29,220	Extra Space Storage, Inc.	1,506,875
2,900	Geo Group, Inc.	110,838
4,500	Iron Mountain, Inc.	146,925
3,465	Plum Creek Timber Company, Inc.	135,170
24,683	Public Storage, Inc.	4,093,429
4,494	Rayonier, Inc. REIT	139,943
4,099	Sovran Self Storage, Inc.	304,802
22,007	Weyerhaeuser Company	701,143

	Total	10,928,230

	Total Common Stock (cost $125,446,563)	121,857,629

Shares or Principal Amount	Short-Term Investments (0.4%)[b]	Value
	Thrivent Cash Management Trust
488,349	0.050%	488,349

	Total Short-Term Investments (at amortized cost)	488,349

	Total Investments (cost $125,934,912) 99.8%	$122,345,978

	Other Assets and Liabilities, Net 0.2%	194,113

	Total Net Assets 100.0%	$122,540,091

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Real Estate Securities Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,515,463
Gross unrealized depreciation	(19,104,397)

Net unrealized appreciation (depreciation)	$(3,588,934)

Cost for federal income tax purposes	$125,934,912

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	9,982,551	9,982,551	–	–
Health Care REITs	12,223,527	12,223,527	–	–
Hotel & Resort REITs	12,360,675	12,360,675	–	–
Industrial REITS	6,557,846	6,557,846	–	–
Mortgage REITS	1,075,749	1,075,749	–	–
Office REITS	16,492,832	16,492,832	–	–
Real Estate Development	135,000	135,000	–	–
Real Estate Operating Companies	568,081	568,081	–	–
Real Estate Services	274,258	274,258	–	–
Residential REITS	20,797,504	20,797,504	–	–
Retail REITS	30,461,376	30,461,376	–	–
Specialized REITS	10,928,230	10,928,230	–	–
Short-Term Investments	488,349	488,349	–	–

Total	$122,345,978	$122,345,978	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Short Term Investment	$359,706	$14,137,186	$14,008,543	488,349	$488,349	$313
Total Value and Income Earned	359,706				488,349	313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (15.9%)
13,730	American Axle & Manufacturing Holdings, Inc.[a]	$230,252
42,455	ANN, Inc.[a]	1,746,174
4,490	Asbury Automotive Group, Inc.[a]	289,246
97,670	Brunswick Corporation	4,115,814
87,321	Burlington Stores, Inc.[a]	3,480,615
29,070	Chuy’s Holdings, Inc.[a]	912,507
53,160	Core-Mark Holding Company, Inc.	2,819,606
125,480	Del Frisco’s Restaurant Group, Inc.[a]	2,401,687
13,550	Dorman Products, Inc.[a,b]	542,813
68,210	Five Below, Inc.[a,b]	2,701,798
60,170	G-III Apparel Group, Ltd.[a]	4,985,686
86,990	HomeAway, Inc.[a]	3,088,145
73,020	Imax Corporationa,[b]	2,005,129
91,650	Kate Spade & Company[a]	2,403,980
7,270	Lithia Motors, Inc.	550,266
141,320	Multimedia Games Holding Company, Inc.[a]	5,088,933
11,290	Oxford Industries, Inc.	688,577
29,800	Red Robin Gourmet Burgers, Inc.[a]	1,695,620
22,020	Restoration Hardware Holdings, Inc.[a,b]	1,751,691
13,720	Shutterfly, Inc.[a]	668,713
55,260	Skechers USA, Inc.[a]	2,945,911
65,180	Tenneco, Inc.[a]	3,409,566
27,030	Vail Resorts, Inc.	2,345,123
15,560	Zoe’s Kitchen, Inc.[a,b]	478,626

	Total	51,346,478

Consumer Staples (3.1%)
31,650	B&G Foods, Inc.	871,957
17,860	Boston Beer Company, Inc.[a,b]	3,960,634
54,170	Natural Grocers by Vitamin Cottage, Inc.[a]	881,888
69,400	United Natural Foods, Inc.[a]	4,265,324

	Total	9,979,803

Energy (4.4%)
10,470	Bonanza Creek Energy, Inc.[a]	595,743
10,920	Diamondback Energy, Inc.[a]	816,598
211,800	Kodiak Oil & Gas Corporation[a]	2,874,126
51,500	Oasis Petroleum, Inc.[a]	2,153,215
9,850	PDC Energy, Inc.[a]	495,357
198,400	Penn Virginia Corporation[a]	2,521,664
143,320	Rex Energy Corporation[a]	1,815,864
36,120	SemGroup Corporation	3,007,712

	Total	14,280,279

Financials (10.2%)
106,052	Bank of the Ozarks, Inc.	3,342,759
82,390	Chesapeake Lodging Trust	2,401,668
34,040	eHealth, Inc.[a]	821,385
128,320	Essent Group, Ltd.[a]	2,747,331
58,110	Evercore Partners, Inc.	2,731,170
73,770	Hanmi Financial Corporation	1,487,203
82,140	iShares Russell 2000 Growth Index Fund	10,652,737

Shares	Common Stock (97.1%)	Value
Financials (10.2%) - continued
135,000	Kennedy-Wilson Holdings, Inc.	$3,234,600
78,230	PacWest Bancorp	3,225,423
102,200	Western Alliance Bancorp[a]	2,442,580

	Total	33,086,856

Health Care (20.3%)
70,970	Acadia Healthcare Company, Inc.[a]	3,442,045
12,300	Air Methods Corporationa,[b]	683,265
204,394	Akorn, Inc.[a,b]	7,413,370
33,810	Align Technology, Inc.[a]	1,747,301
14,400	AtriCure, Inc.[a]	211,968
98,490	Bruker Corporation[a]	1,823,542
29,850	Cardiovascular Systems, Inc.[a]	705,356
34,870	Centene Corporation[a]	2,884,098
42,860	Cubist Pharmaceuticals, Inc.[a]	2,843,332
66,780	Cyberonics, Inc.[a]	3,416,465
255,170	Depomed, Inc.[a]	3,876,032
138,350	ExamWorks Group, Inc.[a]	4,530,963
5,880	Furiex Pharmaceuticals, Inc. Contigent Value Right[a,c]	57,330
137,580	Impax Laboratories, Inc.[a]	3,262,022
225,949	Ironwood Pharmaceuticals, Inc.[a]	2,927,169
41,070	LifePoint Hospitals, Inc.[a]	2,841,633
24,710	Natus Medical, Inc.[a]	729,192
149,620	Neurocrine Biosciences, Inc.[a]	2,344,546
91,100	NPS Pharmaceuticals, Inc.[a]	2,368,600
152,000	NuVasive, Inc.[a]	5,300,240
9,170	PAREXEL International Corporation[a]	578,535
15,850	Puma Biotechnology, Inc.[a]	3,781,335
59,400	Team Health Holdings, Inc.[a]	3,444,606
42,033	Teleflex, Inc.	4,415,146

	Total	65,628,091

Industrials (16.2%)
8,510	Chart Industries, Inc.[a,b]	520,216
5,480	Circor International, Inc.	368,968
37,620	Generac Holdings, Inc.[a,b]	1,525,115
44,300	Granite Construction, Inc.	1,409,183
65,328	H&E Equipment Services, Inc.	2,631,412
85,100	Healthcare Services Group, Inc.	2,434,711
54,960	Heico Corporation	2,566,632
35,400	Huron Consulting Group, Inc.[a]	2,158,338
182,610	Interface, Inc.	2,947,325
86,590	MasTec, Inc.[a]	2,651,386
46,920	Middleby Corporation[a]	4,135,059
137,460	On Assignment, Inc.[a]	3,690,801
118,550	PGT, Inc.[a]	1,104,886
18,370	Primoris Services Corporation	493,051
49,290	Proto Labs, Inc.[a,b]	3,401,010
97,752	Ritchie Brothers Auctioneers, Inc.[b]	2,188,667
91,470	Saia, Inc.[a]	4,533,253
67,350	Spirit Airlines, Inc.[a]	4,656,579
118,756	Swift Transportation Company[a]	2,491,501
61,920	Tutor Perini Corporation[a]	1,634,688
11,420	WageWorks, Inc.[a]	519,953
28,360	Watsco, Inc.	2,444,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (16.2%) - continued
32,900	Watts Water Technologies, Inc.	$1,916,425

	Total	52,423,224

Information Technology (22.5%)
107,530	A10 Networks, Inc.[a,b]	979,598
34,330	Ambarella, Inc.[a,b]	1,499,191
356,740	Applied Micro Circuits Corporationa,[b]	2,497,180
55,290	Applied Optoelectronics, Inc.[a]	890,169
96,110	Aspen Technology, Inc.[a]	3,625,269
36,210	Belden, Inc.	2,318,164
21,110	CalAmp Corporation[a]	371,958
83,950	Cardtronics, Inc.[a]	2,955,040
76,590	Cavium, Inc.[a]	3,808,821
86,170	ChannelAdvisor Corporation[a,b]	1,413,188
60,830	Cognex Corporation[a]	2,449,624
31,830	Coherent, Inc.[a]	1,953,407
80,970	Constant Contact, Inc.[a]	2,197,526
98,035	Cornerstone OnDemand, Inc.[a]	3,373,384
57,620	Dealertrack Technologies, Inc.[a]	2,501,284
67,201	Demandware, Inc.[a,b]	3,421,875
65,015	Digimarc Corporation	1,346,461
37,800	DST Systems, Inc.	3,172,176
40,460	Electronics for Imaging, Inc.[a]	1,787,118
126,850	Guidewire Software, Inc.[a]	5,624,529
42,150	Manhattan Associates, Inc.[a]	1,408,653
277,420	MaxLinear, Inc.[a]	1,908,650
18,620	Methode Electronics, Inc.	686,520
65,450	Monolithic Power Systems, Inc.	2,883,073
141,830	Proofpoint, Inc.[a]	5,267,566
175,260	RF Micro Devices, Inc.[a,b]	2,022,500
79,480	Rubicon Project, Inc.[a,b]	932,300
7,550	SPS Commerce, Inc.[a]	401,283
30,350	SunPower Corporation[a,b]	1,028,258
18,660	Synaptics, Inc.[a,b]	1,365,912
11,550	Tyler Technologies, Inc.[a]	1,021,020
16,650	Ultimate Software Group, Inc.[a]	2,356,142
99,290	Virtusa Corporation[a]	3,530,752

	Total	72,998,591

Materials (4.5%)
98,450	Chemtura Corporation[a]	2,296,839
250,270	Graphic Packaging Holding Company[a]	3,110,856
36,160	KapStone Paper and Packaging Corporation[a]	1,011,395
95,710	PolyOne Corporation	3,405,362
202,340	Senomyx, Inc.[a,b]	1,659,188
51,310	U.S. Silica Holdings, Inc.[b]	3,207,388

	Total	14,691,028

	Total Common Stock (cost $265,142,928)	314,434,350

Shares	Collateral Held for Securities Loaned (12.8%)	Value
41,406,233	Thrivent Cash Management Trust	$41,406,233

	Total Collateral Held for Securities Loaned (cost $41,406,233)	41,406,233

Shares or Principal Amount	Short-Term Investments (3.0%)[d]	Value
	Thrivent Cash Management Trust
9,653,214	0.050%	9,653,214

	Total Short-Term Investments (at amortized cost)	9,653,214

	Total Investments (cost $316,202,375) 112.9%	$365,493,797

	Other Assets and Liabilities, Net (12.9%)	(41,654,636)

	Total Net Assets 100.0%	$323,839,161

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is fair valued. d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$63,848,818
Gross unrealized depreciation	(14,557,396)

Net unrealized appreciation (depreciation)	$49,291,422

Cost for federal income tax purposes	$316,202,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	51,346,478	51,346,478	–	–
Consumer Staples	9,979,803	9,979,803	–	–
Energy	14,280,279	14,280,279	–	–
Financials	33,086,856	33,086,856	–	–
Health Care	65,628,091	65,570,761	–	57,330
Industrials	52,423,224	52,423,224	–	–
Information Technology	72,998,591	72,998,591	–	–
Materials	14,691,028	14,691,028	–	–
Collateral Held for Securities Loaned	41,406,233	41,406,233	–	–
Short-Term Investments	9,653,214	9,653,214	–	–

Total	$365,493,797	$365,436,467	$–	$57,330

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$29,633,978	$165,321,227	$153,548,972	41,406,233	$41,406,233	$72,539
Cash Management Trust- Short Term Investment	5,913,423	73,675,727	69,935,936	9,653,214	9,653,214	3,523
Total Value and Income Earned	35,547,401				51,059,447	76,062

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (14.2%)
218,000	Aaron’s, Inc.	$5,301,760
37,800	American Public Education, Inc.[a]	1,020,222
17,900	Ascent Capital Group, Inc.[a]	1,077,580
41,800	Brunswick Corporation	1,761,452
63,500	Crocs, Inc.[a]	798,830
59,000	CSS Industries, Inc.	1,430,750
74,900	Dorman Products, Inc.[a,b]	3,000,494
96,800	Drew Industries, Inc.	4,083,992
65,600	Ethan Allen Interiors, Inc.[b]	1,495,680
86,100	Fred’s, Inc.	1,205,400
101,000	Haverty Furniture Companies, Inc.	2,200,790
11,700	Hillenbrand, Inc.	361,413
45,000	Hooker Furniture Corporation	684,450
68,000	M/I Homes, Inc.[a]	1,347,760
19,600	MarineMax, Inc.[a]	330,260
77,800	Matthews International Corporation	3,414,642
106,000	Meritage Homes Corporation[a]	3,763,000
147,200	Modine Manufacturing Company[a]	1,747,264
56,900	New Media Investment Group, Inc.	946,247
139,000	Orient-Express Hotels, Ltd.[a]	1,620,740
162,950	Pier 1 Imports, Inc.	1,937,476
306,300	Quiksilver, Inc.[a,b]	526,836
16,700	Red Robin Gourmet Burgers, Inc.[a]	950,230
159,400	Shiloh Industries, Inc.[a]	2,711,394
190,200	Sportsman’s Warehouse Holdings, Inc.[a,b]	1,280,997
179,000	Stein Mart, Inc.	2,067,450
43,200	Steven Madden, Ltd.[a]	1,392,336
79,400	Winnebago Industries, Inc.[a]	1,728,538

	Total	50,187,983

Consumer Staples (0.9%)
249,600	Alliance One International, Inc.[a]	491,712
29,500	Pinnacle Foods, Inc.	963,175
95,400	Spartannash Company	1,855,530

	Total	3,310,417

Energy (3.6%)
25,200	Atwood Oceanics, Inc.[a]	1,100,988
26,900	C&J Energy Services, Inc.[a]	821,795
8,300	CARBO Ceramics, Inc.[b]	491,609
119,600	Cloud Peak Energy, Inc.[a]	1,509,352
24,600	Contango Oil & Gas Company[a]	817,704
32,800	Energy XXI, Ltd.[b]	372,280
96,000	Gulf Island Fabrication, Inc.	1,651,200
208,300	Hercules Offshore, Inc.[a,b]	458,260
16,600	PDC Energy, Inc.[a]	834,814
398,200	Teekay Tankers, Ltd.[b]	1,485,286
81,200	Tesco Corporation	1,611,820
152,900	Tetra Technologies, Inc.[a]	1,654,378

	Total	12,809,486

Financials (26.1%)
146,800	Ares Capital Corporation	2,372,288

Shares	Common Stock (98.3%)	Value
Financials (26.1%) - continued
38,200	Associated Estates Realty Corporation	$668,882
35,000	Assured Guaranty, Ltd.	775,600
38,100	Bank of Kentucky Financial Corporation	1,761,363
102,400	BBCN Bancorp, Inc.	1,494,016
21,650	Catchmark Timber Trust, Inc.	237,284
161,800	CBL & Associates Properties, Inc.	2,896,220
210,800	Cedar Realty Trust, Inc.	1,243,720
420,000	CoBiz Financial, Inc.	4,695,600
88,300	Columbia Banking System, Inc.	2,190,723
98,018	Compass Diversified Holdings	1,716,295
173,400	East West Bancorp, Inc.	5,895,600
97,410	Employers Holdings, Inc.	1,875,143
3,000	Enstar Group, Ltd.[a]	408,960
199,300	First Potomac Realty Trust	2,341,775
21,500	Forestar Real Estate Group, Inc.[a]	380,980
135,600	Glacier Bancorp, Inc.	3,506,616
100,000	Golub Capital BDC, Inc.	1,595,000
97,900	Hatteras Financial Corporation	1,758,284
200,000	Hercules Technology Growth Capital, Inc.	2,892,000
111,400	Home Bancshares, Inc.	3,276,274
21,500	iShares Russell 2000 Value Index Fund	2,011,540
65,000	Janus Capital Group, Inc.	945,100
67,000	JMP Group, Inc.	420,090
26,500	Kilroy Realty Corporation	1,575,160
92,750	Kite Realty Group Trust	2,248,260
91,000	LaSalle Hotel Properties	3,115,840
29,500	Main Street Capital Corporation	903,880
211,700	Meadowbrook Insurance Group, Inc.	1,238,445
70,000	National Interstate Corporation	1,953,000
19,900	Piper Jaffray Companies[a]	1,039,576
61,200	Potlatch Corporation	2,460,852
142,500	ProAssurance Corporation	6,279,975
14,200	PS Business Parks, Inc.	1,081,188
119,700	Radian Group, Inc.[b]	1,706,922
213,200	Redwood Trust, Inc.	3,534,856
96,600	Safeguard Scientifics, Inc.[a]	1,777,440
800	Safety Insurance Group, Inc.	43,128
126,400	Sandy Spring Bancorp, Inc.	2,893,296
53,700	State Auto Financial Corporation	1,101,387
39,000	SVB Financial Group[a]	4,371,510
67,685	TCP Capital Corporation	1,087,698
90,300	THL Credit, Inc.	1,164,870
70,300	Washington Real Estate Investment Trust	1,784,214
84,300	Wintrust Financial Corporation[b]	3,765,681

	Total	92,486,531

Health Care (3.8%)
17,300	Analogic Corporation	1,106,508
7,400	Atrion Corporation	2,257,074
44,300	National Healthcare Corporation	2,459,093
96,000	Triple-S Management Corporation[a]	1,910,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Health Care (3.8%) - continued
126,000	West Pharmaceutical Services, Inc.	$5,639,760

	Total	13,372,835

Industrials (26.5%)
91,500	A.O. Smith Corporation	4,326,120
101,000	Aegion Corporation[a]	2,247,250
176,000	Alaska Air Group, Inc.	7,663,040
41,000	Applied Industrial Technologies, Inc.	1,871,650
42,700	Astec Industries, Inc.	1,557,269
148,000	Beacon Roofing Supply, Inc.[a]	3,771,040
88,700	Celadon Group, Inc.	1,725,215
42,100	Circor International, Inc.	2,834,593
109,000	Comfort Systems USA, Inc.	1,476,950
80,400	ESCO Technologies, Inc.	2,796,312
57,000	Franklin Electric Company, Inc.	1,980,180
49,200	FTI Consulting, Inc.[a]	1,720,032
67,000	G & K Services, Inc.	3,710,460
46,500	Genesee & Wyoming, Inc.[a]	4,431,915
82,000	Gibraltar Industries, Inc.[a]	1,122,580
79,600	Greenbrier Companies, Inc.[b]	5,841,048
45,000	Hub Group, Inc.[a]	1,823,850
52,000	Kaman Corporation	2,043,600
136,000	Kforce, Inc.	2,661,520
42,900	Kirby Corporation[a]	5,055,765
142,000	Kratos Defense & Security Solutions, Inc.[a]	931,520
67,300	Landstar System, Inc.	4,858,387
50,000	Luxfer Holdings plc ADR	863,000
79,100	Matson, Inc.	1,979,873
125,000	McGrath Rentcorp	4,275,000
43,700	Mine Safety Appliances Company	2,158,780
150,500	Navigant Consulting, Inc.[a]	2,093,455
33,500	Nordson Corporation	2,548,345
85,400	Pike Corporation[a]	1,015,406
65,300	Quanex Building Products Corporation	1,181,277
15,600	RBC Bearings, Inc.	884,520
36,000	Sun Hydraulics Corporation	1,353,240
50,600	Universal Forest Products, Inc.	2,161,126
63,600	Universal Truckload Services, Inc.	1,542,300
51,800	UTI Worldwide, Inc.[a,b]	550,634
46,100	Waste Connections, Inc.	2,236,772
59,900	Woodward, Inc.	2,852,438

	Total	94,146,462

Information Technology (10.2%)
71,500	Advanced Energy Industries, Inc.[a]	1,343,485
3,800	Badger Meter, Inc.	191,710
58,900	Belden, Inc.	3,770,778
111,800	Brooks Automation, Inc.	1,175,018
67,900	Cabot Microelectronics Corporation[a]	2,814,455
35,300	Cognex Corporation[a]	1,421,531
69,500	Cohu, Inc.	831,915
136,200	Electro Rent Corporation	1,875,474
150,000	Electro Scientific Industries, Inc.	1,018,500

Shares	Common Stock (98.3%)	Value
Information Technology (10.2%) - continued
70,200	Entegris, Inc.[a]	$807,300
64,700	Fabrinet[a]	944,620
185,000	Intevac, Inc.[a]	1,233,950
170,400	Ixia[a]	1,557,456
22,100	Littelfuse, Inc.	1,882,478
95,000	Methode Electronics, Inc.	3,502,650
42,000	Newport Corporation[a]	744,240
113,000	Progress Software Corporation[a]	2,701,830
202,900	ShoreTel, Inc.[a]	1,349,285
330,000	Sonus Networks, Inc.[a]	1,128,600
69,000	Synnex Corporation[a]	4,459,470
81,000	Teradyne, Inc.	1,570,590

	Total	36,325,335

Materials (8.0%)
61,200	American Vanguard Corporation[b]	685,440
74,000	AptarGroup, Inc.	4,491,800
18,700	Carpenter Technology Corporation	844,305
83,500	Clearwater Paper Corporation[a]	5,019,185
25,100	Franco-Nevada Corporation	1,231,972
25,500	Haynes International, Inc.	1,172,745
115,600	Innospec, Inc.	4,150,040
52,000	Minerals Technologies, Inc.	3,208,920
127,500	Myers Industries, Inc.	2,249,100
284,700	Sandstorm Gold Ltd.[a,b]	1,224,210
42,900	Schnitzer Steel Industries, Inc.	1,031,745
75,800	Stillwater Mining Company[a]	1,139,274
223,000	Wausau Paper Corporation	1,768,390

	Total	28,217,126

Telecommunications Services (0.2%)
69,800	Premiere Global Services, Inc.[a]	835,506

	Total	835,506

Utilities (4.8%)
33,100	Black Hills Corporation	1,584,828
106,000	Cleco Corporation	5,103,900
71,000	El Paso Electric Company	2,595,050
58,500	NorthWestern Corporation	2,653,560
67,000	PNM Resources, Inc.	1,668,970
69,700	Southwest Gas Corporation	3,386,026

	Total	16,992,334

	Total Common Stock (cost $243,408,214)	348,684,015

Shares	Preferred Stock (0.2%)	Value
Health Care (0.2%)
46,367	National Healthcare Corporation, Convertible[c]	697,823

	Total	697,823

	Total Preferred Stock (cost $627,545)	697,823

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Collateral Held for Securities Loaned (5.5%)	Value
19,395,175	Thrivent Cash Management Trust	$19,395,175

	Total Collateral Held for Securities Loaned (cost $19,395,175)	19,395,175

Shares or Principal Amount	Short-Term Investments (1.6%)[d]	Value
	Thrivent Cash Management Trust
5,767,002	0.050%	5,767,002

	Total Short-Term Investments (at amortized cost)	5,767,002

	Total Investments (cost $269,197,936) 105.6%	$374,544,015

	Other Assets and Liabilities, Net (5.6%)	(19,723,770)

	Total Net Assets 100.0%	$354,820,245

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$121,331,754
Gross unrealized depreciation	(15,985,675)

Net unrealized appreciation (depreciation)	$105,346,079

Cost for federal income tax purposes	$269,197,936

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Partner Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	50,187,983	50,187,983	–	–
Consumer Staples	3,310,417	3,310,417	–	–
Energy	12,809,486	12,809,486	–	–
Financials	92,486,531	92,486,531	–	–
Health Care	13,372,835	13,372,835	–	–
Industrials	94,146,462	94,146,462	–	–
Information Technology	36,325,335	36,325,335	–	–
Materials	28,217,126	26,985,154	1,231,972	–
Telecommunications Services	835,506	835,506	–	–
Utilities	16,992,334	16,992,334	–	–
Preferred Stock
Health Care	697,823	697,823	–	–
Collateral Held for Securities Loaned	19,395,175	19,395,175	–	–
Short-Term Investments	5,767,002	5,767,002	–	–

Total	$374,544,015	$373,312,043	$1,231,972	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$6,702,600	$79,626,816	$66,934,241	19,395,175	$19,395,175	$46,198
Cash Management Trust- Short Term Investment	8,038,467	22,268,495	24,539,959	5,767,002	5,767,002	3,495
Total Value and Income Earned	14,741,067				25,162,177	49,693

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (96.6%)	Value
Consumer Discretionary (11.0%)
99,490	Cheesecake Factory, Inc.	$4,526,795
36,100	G-III Apparel Group, Ltd.[a]	2,991,246
238,070	Houghton Mifflin Harcourt Company[a]	4,628,081
164,281	Ignite Restaurant Group, Inc.[a,b]	985,686
252,051	MDC Partners, Inc.	4,836,859
274,720	NutriSystem, Inc.	4,222,446
65,380	Papa John’s International, Inc.	2,614,546
341,160	Tuesday Morning Corporation[a,b]	6,620,210

	Total	31,425,869

Consumer Staples (3.7%)
109,494	Annie’s, Inc.[a]	5,025,775
150,810	WhiteWave Foods Company[a]	5,478,927

	Total	10,504,702

Energy (5.1%)
125,550	Market Vectors Oil Service ETF	6,228,535
74,400	Oasis Petroleum, Inc.[a]	3,110,664
89,670	Rex Energy Corporation[a]	1,136,119
57,580	Rosetta Resources, Inc.[a]	2,565,765
192,662	Trinidad Drilling, Ltd.	1,443,309

	Total	14,484,392

Financials (20.3%)
25,756	Affiliated Managers Group, Inc.[a]	5,160,472
39,970	Allied World Assurance Company Holdings AG	1,472,495
62,040	American Assets Trust, Inc.	2,045,459
29,000	Argo Group International Holdings, Ltd.	1,458,990
61,280	Assured Guaranty, Ltd.	1,357,965
161,950	BBCN Bancorp, Inc.	2,362,851
355,640	CNO Financial Group, Inc.	6,031,654
155,790	Education Realty Trust, Inc.	1,601,521
30,990	Extra Space Storage, Inc.	1,598,154
235,670	Hanmi Financial Corporation	4,751,107
57,820	HCC Insurance Holdings, Inc.	2,792,128
33,000	iShares Russell 2000 Index Fund	3,608,550
79,710	PacWest Bancorp	3,286,443
89,980	Parkway Properties, Inc.	1,689,824
125,310	Pebblebrook Hotel Trust	4,679,075
13,270	SVB Financial Group[a]	1,487,434
219,740	Synovus Financial Corporation	5,194,654
147,860	Terreno Realty Corporation	2,784,204
27,070	Texas Capital Bancshares, Inc.[a]	1,561,398
125,870	Western Alliance Bancorp[a]	3,008,293

	Total	57,932,671

Health Care (10.1%)
61,100	Acorda Therapeutics, Inc.[a]	2,070,068
101,000	Akorn, Inc.[a]	3,663,270
48,090	Align Technology, Inc.[a]	2,485,291
221,010	BioScrip, Inc.[a,b]	1,527,179
188,622	ExamWorks Group, Inc.[a,b]	6,177,371
111,400	Neurocrine Biosciences, Inc.[a]	1,745,638
176,310	NuVasive, Inc.[a]	6,147,930

Shares	Common Stock (96.6%)	Value
Health Care (10.1%) - continued
47,450	Teleflex, Inc.	$4,984,148

	Total	28,800,895

Industrials (22.4%)
74,680	Apogee Enterprises, Inc.	2,972,264
98,510	CLARCOR, Inc.	6,214,011
51,240	Curtiss-Wright Corporation	3,377,741
205,304	EMCOR Group, Inc.	8,203,948
39,200	Esterline Technologies Corporation[a]	4,361,784
52,140	GATX Corporation	3,043,412
106,616	Granite Construction, Inc.	3,391,455
120,340	HNI Corporation	4,331,036
396,895	Interface, Inc.	6,405,885
183,530	Korn/Ferry International[a]	4,569,897
102,590	Landstar System, Inc.	7,405,972
87,475	Progressive Waste Solutions, Ltd.	2,254,231
139,570	Ritchie Brothers Auctioneers, Inc.[b]	3,124,972
61,680	Tennant Company	4,138,111

	Total	63,794,719

Information Technology (14.6%)
368,050	Atmel Corporation[a]	2,973,844
167,380	Broadridge Financial Solutions, Inc.	6,968,030
87,510	DST Systems, Inc.	7,343,839
35,700	FEI Company	2,692,494
79,660	Guidewire Software, Inc.[a]	3,532,124
14,450	Measurement Specialties, Inc.[a]	1,237,065
130,215	Plantronics, Inc.	6,221,673
104,780	Textura Corporation[a,b]	2,766,192
78,640	Ubiquiti Networks, Inc.[a,b]	2,951,359
141,052	Virtusa Corporation[a]	5,015,809

	Total	41,702,429

Materials (4.9%)
38,350	Eagle Materials, Inc.	3,905,181
26,905	H.B. Fuller Company	1,068,128
132,140	Horsehead Holding Corporation[a]	2,184,274
140,700	Materials Select Sector SPDR Fund	6,977,313

	Total	14,134,896

Telecommunications Services (1.0%)
86,247	Cogent Communications Holdings	2,898,762

	Total	2,898,762

Utilities (3.5%)
30,750	Laclede Group, Inc.	1,426,800
156,820	NorthWestern Corporation	7,113,355

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (96.6%)	Value
Utilities (3.5%) - continued
42,300	Portland General Electric Company	$1,358,676

	Total	9,898,831

	Total Common Stock (cost $246,308,948)	275,578,166

Shares	Collateral Held for Securities Loaned (7.1%)	Value
20,417,899	Thrivent Cash Management Trust	20,417,899

	Total Collateral Held for Securities Loaned (cost $20,417,899)	20,417,899

Shares or Principal Amount	Short-Term Investments (3.9%)[c]	Value
	Federal Home Loan Bank Discount Notes
1,100,000	0.077%, 10/8/2014	1,099,984
	Thrivent Cash Management Trust
10,012,527	0.050%	10,012,527

	Total Short-Term Investments (at amortized cost)	11,112,511

	Total Investments (cost $277,839,358) 107.6%	$307,108,576

	Other Assets and Liabilities, Net (7.6%)	(21,765,798)

	Total Net Assets 100.0%	$285,342,778

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$38,067,960
Gross unrealized depreciation	(8,798,742)

Net unrealized appreciation (depreciation)	$29,269,218

Cost for federal income tax purposes	$277,839,358

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Small Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	31,425,869	31,425,869	–	–
Consumer Staples	10,504,702	10,504,702	–	–
Energy	14,484,392	13,041,083	1,443,309	–
Financials	57,932,671	57,932,671	–	–
Health Care	28,800,895	28,800,895	–	–
Industrials	63,794,719	63,794,719	–	–
Information Technology	41,702,429	41,702,429	–	–
Materials	14,134,896	14,134,896	–	–
Telecommunications Services	2,898,762	2,898,762	–	–
Utilities	9,898,831	9,898,831	–	–
Collateral Held for Securities Loaned	20,417,899	20,417,899	–	–
Short-Term Investments	11,112,511	10,012,527	1,099,984	–

Total	$307,108,576	$304,565,283	$2,543,293	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$25,019,444	$80,803,600	$85,405,145	20,417,899	$20,417,899	$244,905
Cash Management Trust- Short Term Investment	25,721,345	104,791,277	120,500,095	10,012,527	10,012,527	6,954
Total Value and Income Earned	50,740,789				30,430,426	251,859

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (94.7%)	Value
Consumer Discretionary (13.7%)
28,700	Aeropostale, Inc.[a,b]	$94,423
6,300	American Public Education, Inc.[b]	170,037
4,700	Arctic Cat, Inc.	163,654
15,150	Barnes & Noble, Inc.[b]	299,061
6,600	Big 5 Sporting Goods Corporation	61,842
618	Biglari Holdings, Inc.[b]	209,972
8,550	BJ’s Restaurants, Inc.[b]	307,715
4,300	Blue Nile, Inc.[b]	122,765
8,600	Bob Evans Farms, Inc.	407,124
28,350	Boyd Gaming Corporation[b]	288,036
15,775	Brown Shoe Company, Inc.	427,976
10,250	Buckle, Inc.[a]	465,248
6,850	Buffalo Wild Wings, Inc.[b]	919,750
28,050	Callaway Golf Company	203,082
3,950	Capella Education Company[a]	247,270
21,500	Career Education Corporation[b]	109,220
9,300	Cato Corporation	320,478
7,900	Children’s Place Retail Stores, Inc.	376,514
13,275	Christopher & Banks Corporation[b]	131,290
7,200	Coinstar, Inc.[b]	403,920
8,700	Cracker Barrel Old Country Store, Inc.	897,753
30,800	Crocs, Inc.[b]	387,464
6,250	DineEquity, Inc.	509,937
11,250	Dorman Products, Inc.[a,b]	450,675
8,550	Drew Industries, Inc.	360,725
10,833	E.W. Scripps Company[b]	176,686
9,500	Ethan Allen Interiors, Inc.	216,600
17,393	Finish Line, Inc.	435,347
15,250	Francesca’s Holdings Corporation[a,b]	212,433
12,500	Fred’s, Inc.	175,000
6,940	FTD Companies, Inc.[b]	236,723
8,700	Genesco, Inc.[b]	650,325
6,800	G-III Apparel Group, Ltd.[b]	563,448
7,750	Group 1 Automotive, Inc.	563,502
15,500	Harte-Hanks, Inc.	98,735
7,450	Haverty Furniture Companies, Inc.	162,335
9,650	Helen of Troy, Ltd.[b]	506,818
9,100	Hibbett Sports, Inc.[a,b]	387,933
22,800	Hillenbrand, Inc.	704,292
17,350	Iconix Brand Group, Inc.[b]	640,909
14,500	Interval Leisure Group, Inc.	276,225
10,650	iRobot Corporation[a,b]	324,293
14,050	Jack in the Box, Inc.	958,069
5,400	Kirkland’s, Inc.[b]	86,994
18,900	La-Z-Boy, Inc.	374,031
8,200	Lithia Motors, Inc.	620,658
9,850	Lumber Liquidators Holdings, Inc.[a,b]	565,193
8,850	M/I Homes, Inc.[b]	175,407
6,600	Marcus Corporation	104,280
9,050	MarineMax, Inc.[b]	152,492
10,500	Marriott Vacations Worldwide Corporation[b]	665,805
10,650	Matthews International Corporation	467,429

Shares	Common Stock (94.7%)	Value
Consumer Discretionary (13.7%) - continued
16,600	Men’s Wearhouse, Inc.	$783,852
13,400	Meritage Homes Corporation[b]	475,700
3,650	Monarch Casino & Resort, Inc.[b]	43,472
11,500	Monro Muffler Brake, Inc.[a]	558,095
6,600	Movado Group, Inc.	218,196
10,850	Multimedia Games Holding Company, Inc.[b]	390,709
10,400	NutriSystem, Inc.	159,848
5,300	Oxford Industries, Inc.	323,247
10,950	Papa John’s International, Inc.	437,890
19,300	Pep Boys - Manny, Moe & Jack[b]	171,963
4,400	Perry Ellis International, Inc.[b]	89,540
7,350	PetMed Express, Inc.[a]	99,960
21,600	Pinnacle Entertainment, Inc.[b]	541,944
16,012	Pool Corporation	863,367
44,350	Quiksilver, Inc.[a,b]	76,282
5,150	Red Robin Gourmet Burgers, Inc.[b]	293,035
16,250	Regis Corporation	259,350
22,000	Ruby Tuesday, Inc.[b]	129,580
12,900	Ruth’s Hospitality Group, Inc.	142,416
17,000	Ryland Group, Inc.	565,080
9,550	Scholastic Corporation	308,656
17,800	Scientific Games Corporation[a,b]	191,706
19,550	Select Comfort Corporation[b]	408,986
8,100	Sizmek Inc.[b]	62,694
14,650	Skechers USA, Inc.[b]	780,992
12,400	Sonic Automotive, Inc.	303,924
18,502	Sonic Corporation[b]	413,705
11,500	Stage Stores, Inc.	196,765
5,300	Stamps.com, Inc.[b]	168,328
7,600	Standard Motor Products, Inc.	261,668
54,750	Standard Pacific Corporation[b]	410,077
10,250	Stein Mart, Inc.	118,387
20,725	Steven Madden, Ltd.[b]	667,967
3,950	Strayer Education, Inc.[b]	236,526
7,100	Sturm, Ruger & Company, Inc.[a]	345,699
8,450	Superior Industries International, Inc.	148,128
22,550	Texas Roadhouse, Inc.	627,792
15,950	Tuesday Morning Corporation[b]	309,510
5,750	Universal Electronic, Inc.[b]	283,877
7,850	Universal Technical Institute, Inc.	73,397
11,200	Vitamin Shoppe, Inc.[b]	497,168
7,250	VOXX International Corporation[b]	67,425
9,850	Winnebago Industries, Inc.[b]	214,434
36,750	Wolverine World Wide, Inc.	920,955
7,800	Zumiez, Inc.[b]	219,180

	Total	33,699,365

Consumer Staples (3.8%)
29,700	Alliance One International, Inc.[b]	58,509
9,550	Andersons, Inc.	600,504
6,250	Annie’s, Inc.[b]	286,875
19,550	B&G Foods, Inc.	538,603
3,200	Boston Beer Company, Inc.[a,b]	709,632
5,100	Calavo Growers, Inc.	230,214
5,450	Cal-Maine Foods, Inc.	486,848
13,750	Casey’s General Stores, Inc.	985,875
15,200	Central Garden & Pet Company[b]	122,208

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (94.7%)	Value
Consumer Staples (3.8%) - continued
59,650	Darling Ingredients, Inc.[b]	$1,092,788
9,500	Diamond Foods, Inc.[b]	271,795
6,200	Inter Parfums, Inc.	170,500
5,400	J & J Snack Foods Corporation	505,224
4,300	Medifast, Inc.[b]	141,169
7,400	Sanderson Farms, Inc.[a]	650,830
2,600	Seneca Foods Corporation[b]	74,360
18,800	Snyders-Lance, Inc.	498,200
13,700	Spartannash Company	266,465
15,300	TreeHouse Foods, Inc.[b]	1,231,650
5,070	WD-40 Company	344,557

	Total	9,266,806

Energy (4.7%)
13,100	Approach Resources, Inc.[a,b]	189,950
78,600	Arch Coal, Inc.[a]	166,632
12,700	Basic Energy Services, Inc.[b]	275,463
17,650	Bill Barrett Corporation[b]	389,006
12,900	Bristow Group, Inc.	866,880
16,750	C&J Energy Services, Inc.[b]	511,712
15,450	Carrizo Oil & Gas, Inc.[b]	831,519
22,200	Cloud Peak Energy, Inc.[b]	280,164
16,150	Comstock Resources, Inc.	300,713
5,750	Contango Oil & Gas Company[b]	191,130
7,000	Era Group, Inc.[b]	152,250
24,200	Exterran Holdings, Inc.[a]	1,072,302
42,500	Forest Oil Corporation[b]	49,725
4,700	Geospace Technologies Corporation[b]	165,205
12,100	Green Plains, Inc.	452,419
4,800	Gulf Island Fabrication, Inc.	82,560
9,700	Gulfmark Offshore, Inc.	304,095
11,750	Hornbeck Offshore Services, Inc.[b]	384,577
47,000	ION Geophysical Corporation[b]	131,130
9,550	Matrix Service Company[b]	230,346
30,350	Newpark Resources, Inc.[b]	377,554
20,850	Northern Oil and Gas, Inc.[b]	296,487
30,450	Paragon Offshore plca,[b]	187,268
13,000	PDC Energy, Inc.[b]	653,770
26,050	Penn Virginia Corporation[b]	331,095
21,400	PetroQuest Energy, Inc.[b]	120,268
22,950	Pioneer Energy Services Corporation[b]	321,759
6,850	SEACOR Holdings, Inc.[b]	512,380
20,400	Stone Energy Corporation[b]	639,744
15,850	Swift Energy Companya,[b]	152,160
24,450	Synergy Resources Corporation[a,b]	298,046
13,100	Tesco Corporation	260,035
28,750	Tetra Technologies, Inc.[b]	311,075

	Total	11,489,419

Financials (21.4%)
21,478	Acadia Realty Trust	592,363
5,200	Agree Realty Corporation	142,376
13,150	American Assets Trust, Inc.	433,556
6,750	Amerisafe, Inc.	263,993
20,900	Associated Estates Realty Corporation	365,959
8,950	Aviv REIT, Inc.	235,833

Shares	Common Stock (94.7%)	Value
Financials (21.4%) - continued
15,750	Bank Mutual Corporation	$100,957
23,350	Bank of the Ozarks, Inc.	735,992
7,100	Banner Corporation	273,137
28,750	BBCN Bancorp, Inc.	419,462
4,550	Bofi Holding, Inc.[b]	330,831
29,100	Boston Private Financial Holdings, Inc.	360,549
25,400	Brookline Bancorp, Inc.	217,170
6,150	Calamos Asset Management, Inc.	69,310
34,700	Capstead Mortgage Corporation	424,728
11,500	Cardinal Financial Corporation	196,305
7,300	Caretrust REIT, Inc.[b]	104,390
10,500	Cash America International, Inc.	459,900
25,000	Cedar Realty Trust, Inc.	147,500
19,650	Chesapeake Lodging Trust	572,798
5,700	City Holding Company	240,141
19,050	Columbia Banking System, Inc.	472,631
14,750	Community Bank System, Inc.	495,452
7,800	Coresite Realty Corporation	256,386
74,350	Cousins Properties, Inc.	888,482
34,750	CVB Financial Corporation	498,662
70,667	DiamondRock Hospitality Company	896,058
10,925	Dime Community Bancshares, Inc.	157,320
11,500	EastGroup Properties, Inc.	696,785
50,500	Education Realty Trust, Inc.	519,140
6,450	eHealth, Inc.[b]	155,639
11,400	Employers Holdings, Inc.	219,450
8,650	Encore Capital Group, Inc.[a,b]	383,282
20,300	EPR Properties	1,028,804
13,100	Evercore Partners, Inc.	615,700
17,750	EZCORP, Inc.[b]	175,903
62,850	F.N.B. Corporation	753,571
18,800	Financial Engines, Inc.[a]	643,242
37,623	First Bancorp[b]	178,709
10,400	First Cash Financial Services, Inc.[b]	582,192
33,950	First Commonwealth Financial Corporation	284,840
20,850	First Financial Bancorp	330,056
23,100	First Financial Bankshares, Inc.[a]	641,949
27,262	First Midwest Bancorp, Inc.	438,646
12,650	Forestar Real Estate Group, Inc.[b]	224,158
32,300	Franklin Street Properties Corporation	362,406
14,950	FXCM, Inc.[a]	236,958
26,296	Geo Group, Inc.	1,005,033
9,450	Getty Realty Corporation	160,650
26,850	Glacier Bancorp, Inc.	694,341
25,400	Government Properties Income Trust	556,514
11,400	Green Dot Corporation[b]	240,996
9,650	Greenhill & Company, Inc.[a]	448,628
11,462	Hanmi Financial Corporation	231,074
3,400	HCI Group, Inc.	122,366
35,250	Healthcare Realty Trust, Inc.	834,720
11,750	HFF, Inc.	340,163
20,990	Home Bancshares, Inc.	617,316

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (94.7%)	Value
Financials (21.4%) - continued
14,850	Horace Mann Educators Corporation	$423,373
8,650	Independent Bank Corporation	308,978
4,200	Infinity Property & Casualty Corporation	268,842
31,850	Inland Real Estate Corporation	315,633
20,800	Interactive Brokers Group, Inc.	518,960
12,750	Investment Technology Group, Inc.[b]	200,940
30,175	Kite Realty Group Trust	731,442
75,309	Lexington Realty Trust	737,275
12,650	LTC Properties, Inc.	466,658
13,600	MarketAxess Holdings, Inc.	841,296
23,019	MB Financial, Inc.	637,166
16,874	Meadowbrook Insurance Group, Inc.	98,713
62,750	Medical Properties Trust, Inc.	769,315
42,150	National Penn Bancshares, Inc.	409,277
3,950	Navigators Group, Inc.[b]	242,925
16,000	NBT Bancorp, Inc.	360,320
34,350	Northwest Bancshares, Inc.	415,635
37,800	Old National Bancorp	490,266
14,000	Oritani Financial Corporation	197,260
29,950	Parkway Properties, Inc.	562,461
24,950	Pennsylvania Real Estate Investment Trust	497,503
12,000	Pinnacle Financial Partners, Inc.	433,200
5,950	Piper Jaffray Companies[b]	310,828
18,200	Portfolio Recovery Associates, Inc.[b]	950,586
19,750	Post Properties, Inc.	1,013,965
25,300	PrivateBancorp, Inc.	756,723
21,100	ProAssurance Corporation	929,877
19,550	Provident Financial Services, Inc.	320,034
7,050	PS Business Parks, Inc.	536,787
32,950	Retail Opportunity Investments Corporation	484,365
13,400	RLI Corporation	580,086
10,850	S&T Bancorp, Inc.	254,541
19,100	Sabra Healthcare REIT, Inc.	464,512
4,600	Safety Insurance Group, Inc.	247,986
4,100	Saul Centers, Inc.	191,634
20,400	Selective Insurance Group, Inc.	451,656
5,900	Simmons First National Corporation	227,268
12,000	Sovran Self Storage, Inc.	892,320
30,349	Sterling Bancorp	388,164
7,550	Stewart Information Services Corporation	221,592
23,800	Stifel Financial Corporation[b]	1,115,982
68,050	Susquehanna Bancshares, Inc.	680,500
8,326	SWS Group, Inc.[b]	57,366
34,750	Tanger Factory Outlet Centers, Inc.	1,137,020
15,650	Texas Capital Bancshares, Inc.[b]	902,692
4,290	Tompkins Financial Corporation	189,103
34,382	Trustco Bank Corporation NY	221,420
13,700	UMB Financial Corporation	747,335
23,000	United Bankshares, Inc.[a]	711,390
16,225	United Community Banks, Inc.	267,063

Shares	Common Stock (94.7%)	Value
Financials (21.4%) - continued
7,700	United Fire Group, Inc.	$213,829
4,650	Universal Health Realty Income Trust	193,812
10,650	Universal Insurance Holdings, Inc.	137,705
9,300	Urstadt Biddle Properties, Inc.	188,790
13,100	ViewPoint Financial Group, Inc.	313,614
2,550	Virtus Investment Partners, Inc.	442,935
9,400	Westamerica Bancorporation[a]	437,288
25,500	Wilshire Bancorp, Inc.	235,365
16,850	Wintrust Financial Corporation	752,689
3,312	World Acceptance Corporation[a,b]	223,560

	Total	52,395,292

Health Care (10.3%)
7,650	Abaxis, Inc.	387,931
13,200	Abiomed, Inc.[a,b]	327,756
15,350	Acorda Therapeutics, Inc.[b]	520,058
26,700	Affymetrix, Inc.[a,b]	213,066
13,000	Air Methods Corporation[a,b]	722,150
25,750	Akorn, Inc.[b]	933,953
8,550	Albany Molecular Research, Inc.[b]	188,699
2,850	Almost Family, Inc.[b]	77,435
12,083	Amedisys, Inc.[b]	243,714
16,900	AMN Healthcare Services, Inc.[b]	265,330
15,050	AmSurg Corporation[b]	753,252
4,500	Analogic Corporation	287,820
5,250	Anika Therapeutics, Inc.[b]	192,465
8,950	Bio-Reference Laboratories, Inc.[a,b]	251,137
11,100	Cambrex Corporation[b]	207,348
12,675	Cantel Medical Corporation	435,767
6,300	Chemed Corporation[a]	648,270
3,800	Computer Programs and Systems, Inc.	218,462
9,900	CONMED Corporation	364,716
3,250	Corvel Corporation[b]	110,663
10,600	Cross Country Healthcare, Inc.[b]	98,474
9,100	CryoLife, Inc.	89,817
9,550	Cyberonics, Inc.[b]	488,578
7,900	Cynosure, Inc.[b]	165,900
21,200	Depomed, Inc.[b]	322,028
10,600	Emergent Biosolutions, Inc.[b]	225,886
7,300	Ensign Group, Inc.	254,040
11,400	Gentiva Health Services, Inc.[b]	191,292
9,000	Greatbatch, Inc.[b]	383,490
18,750	Haemonetics Corporation[b]	654,750
12,850	Hanger, Inc.[a,b]	263,682
7,700	HealthStream, Inc.[b]	184,877
12,850	Healthways, Inc.[b]	205,857
4,900	ICU Medical, Inc.[b]	314,482
23,700	Impax Laboratories, Inc.[b]	561,927
9,100	Integra LifeSciences Holdings Corporation[b]	451,724
10,550	Invacare Corporation	124,595
6,250	IPC The Hospitalist Company, Inc.[b]	279,938
23,550	Kindred Healthcare, Inc.	456,870
3,500	Landauer, Inc.	115,535
9,450	Lannett Company, Inc.[b]	431,676
4,500	LHC Group, Inc.[b]	104,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (94.7%)	Value
Health Care (10.3%) - continued
6,900	Ligand Pharmaceuticals, Inc.[b]	$324,231
13,800	Luminex Corporation[b]	269,100
10,500	Magellan Health Services, Inc.[b]	574,665
18,000	Masimo Corporation[b]	383,040
21,850	MedAssets, Inc.[b]	452,732
23,650	Medicines Company[b]	527,868
19,550	Medidata Solutions, Inc.[b]	865,870
15,050	Meridian Bioscience, Inc.[a]	266,234
15,575	Merit Medical Systems, Inc.[b]	185,031
11,050	Molina Healthcare, Inc.[b]	467,415
16,950	Momenta Pharmaceuticals, Inc.[b]	192,213
4,700	MWI Veterinary Supply, Inc.[b]	697,480
11,650	Natus Medical, Inc.[b]	343,791
13,125	Neogen Corporation[b]	518,438
17,100	NuVasive, Inc.[b]	596,277
13,000	Omnicell, Inc.[b]	355,290
19,650	PAREXEL International Corporation[b]	1,239,718
10,950	PharMerica Corporation[b]	267,508
18,700	Prestige Brands Holdings, Inc.[b]	605,319
4,400	Providence Service Corporation[b]	212,872
15,800	Quality Systems, Inc.	217,566
11,200	Repligen Corporation[b]	222,992
8,150	Sagent Pharmaceuticals, Inc.[b]	253,465
20,800	Spectrum Pharmaceuticals, Inc.[a,b]	169,312
4,950	SurModics, Inc.[b]	89,892
13,700	Symmetry Medical, Inc.[b]	138,233
25,750	West Pharmaceutical Services, Inc.	1,152,570

	Total	25,308,932

Industrials (14.8%)
15,362	AAON, Inc.	261,308
13,700	AAR Corporation	330,855
18,900	ABM Industries, Inc.	485,541
9,900	Aceto Corporation	191,268
24,900	Actuant Corporation	759,948
13,450	Aegion Corporation[b]	299,263
7,200	Aerovironment, Inc.[b]	216,504
10,400	Albany International Corporation	354,016
5,100	Allegiant Travel Company	630,666
2,900	American Science & Engineering, Inc.	160,602
4,450	American Woodmark Corporation[b]	164,027
10,550	Apogee Enterprises, Inc.	419,890
15,000	Applied Industrial Technologies, Inc.	684,750
8,800	Arcbest Corporation	328,240
6,850	Astec Industries, Inc.	249,819
9,150	Atlas Air Worldwide Holdings, Inc.[b]	302,133
9,300	AZZ, Inc.	388,461
17,600	Barnes Group, Inc.	534,160
17,250	Brady Corporation	387,090
16,600	Briggs & Stratton Corporation	299,132
17,750	Brink’s Company	426,710
5,300	CDI Corporation	76,956
7,950	Celadon Group, Inc.	154,628
6,400	Circor International, Inc.	430,912

Shares	Common Stock (94.7%)	Value
Industrials (14.8%) - continued
13,600	Comfort Systems USA, Inc.	$184,280
7,900	Cubic Corporation	369,720
17,500	Curtiss-Wright Corporation	1,153,600
4,650	DXP Enterprises, Inc.[b]	342,612
12,250	Dycom Industries, Inc.[b]	376,197
24,300	EMCOR Group, Inc.	971,028
6,750	Encore Wire Corporation	250,358
16,950	EnerSys, Inc.	993,948
6,402	Engility Holdings, Inc.[b]	199,550
8,700	EnPro Industries, Inc.[b]	526,611
9,600	ESCO Technologies, Inc.	333,888
4,800	Exponent, Inc.	340,224
22,700	Federal Signal Corporation	300,548
11,250	Forward Air Corporation	504,337
14,300	Franklin Electric Company, Inc.	496,782
7,250	G & K Services, Inc.	401,505
21,200	GenCorp, Inc.[a,b]	338,564
17,700	General Cable Corporation	266,916
10,500	Gibraltar Industries, Inc.[b]	143,745
15,580	Griffon Corporation	177,456
25,537	Healthcare Services Group, Inc.[a]	730,614
19,948	Heartland Express, Inc.	477,954
5,900	Heidrick & Struggles International, Inc.	121,186
12,600	Hub Group, Inc.[b]	510,678
8,300	Insperity, Inc.	226,922
24,050	Interface, Inc.	388,167
10,450	John Bean Technologies Corporation	293,959
9,850	Kaman Corporation	387,105
10,650	Kelly Services, Inc.	166,886
21,900	Knight Transportation, Inc.	599,841
18,250	Korn/Ferry International[b]	454,425
4,600	Lindsay Manufacturing Company[a]	343,850
6,200	Lydall, Inc.[b]	167,462
15,650	Matson, Inc.	391,719
16,800	Mobile Mini, Inc.	587,496
15,550	Moog, Inc.[b]	1,063,620
20,600	Mueller Industries, Inc.	587,924
1,800	National Presto Industries, Inc.[a]	109,278
17,700	Navigant Consulting, Inc.[b]	246,207
17,750	On Assignment, Inc.[b]	476,587
21,800	Orbital Sciences Corporation[b]	606,040
9,950	Orion Marine Group, Inc.[b]	99,301
16,950	PGT, Inc.[b]	157,974
3,400	Powell Industries, Inc.	138,924
13,525	Quanex Building Products Corporation	244,667
13,900	Resources Global Professionals	193,766
10,000	Roadrunner Transportation Systems, Inc.[b]	227,900
8,900	Saia, Inc.[b]	441,084
15,000	Simpson Manufacturing Company, Inc.	437,250
18,600	SkyWest, Inc.	144,708
4,650	Standex International Corporation	344,751
19,000	TASER International, Inc.[b]	293,360
13,600	Teledyne Technologies, Inc.[b]	1,278,536
6,700	Tennant Company	449,503

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (94.7%)	Value
Industrials (14.8%) - continued
23,256	Tetra Tech, Inc.	$580,935
19,400	Titan International, Inc.[a]	229,308
19,950	Toro Company	1,181,638
15,150	TrueBlue, Inc.[b]	382,689
5,650	UniFirst Corporation	545,734
14,250	United Stationers, Inc.	535,373
7,300	Universal Forest Products, Inc.	311,783
33,100	UTI Worldwide, Inc.[a,b]	351,853
2,950	Veritiv Corporation[b]	147,677
7,250	Viad Corporation	149,712
6,050	Vicor Corporation[b]	56,870
11,950	WageWorks, Inc.[b]	544,084
10,250	Watts Water Technologies, Inc.	597,062

	Total	36,213,110

Information Technology (16.3%)
13,500	Advanced Energy Industries, Inc.[b]	253,665
5,350	Agilysys, Inc.[b]	62,755
9,750	Anixter International, Inc.	827,190
5,250	Badger Meter, Inc.	264,863
3,850	Bel Fuse, Inc.	95,249
19,350	Benchmark Electronics, Inc.[b]	429,763
5,650	Black Box Corporation	131,758
16,800	Blackbaud, Inc.	660,072
14,950	Blucora, Inc.[b]	227,838
13,750	Bottomline Technologies, Inc.[b]	379,363
24,207	Brooks Automation, Inc.	254,416
8,650	Cabot Microelectronics Corporation[b]	358,542
8,600	CACI International, Inc.[b]	612,922
12,950	CalAmp Corporation[b]	228,179
16,050	Cardtronics, Inc.[b]	564,960
7,450	Ceva, Inc.[b]	100,128
15,250	Checkpoint Systems, Inc.[b]	186,507
25,500	CIBER, Inc.[b]	87,465
22,400	Cirrus Logic, Inc.[b]	467,040
9,150	Coherent, Inc.[b]	561,535
9,150	Cohu, Inc.	109,525
12,400	comScore, Inc.[b]	451,484
5,800	Comtech Telecommunications Corporation	215,470
12,600	CSG Systems International, Inc.	331,128
12,250	CTS Corporation	194,652
14,100	Daktronics, Inc.	173,289
15,950	Dealertrack Technologies, Inc.[b]	692,390
13,600	Dice Holdings, Inc.[b]	113,968
8,950	Digi International, Inc.[b]	67,125
11,550	Digital River, Inc.[b]	167,706
13,250	Diodes, Inc.[b]	316,940
7,950	DSP Group, Inc.[b]	70,516
6,200	DTS, Inc.[b]	156,550
11,150	Ebix, Inc.[a]	158,107
9,600	Electro Scientific Industries, Inc.	65,184
16,700	Electronics for Imaging, Inc.[b]	737,639
32,150	Entropic Communications, Inc.[b]	85,519
11,300	EPIQ Systems, Inc.	198,428
17,200	Exar Corporation[b]	153,940
11,250	ExlService Holdings, Inc.[b]	274,613
10,650	Fabrinet[b]	155,490
6,350	FARO Technologies, Inc.[b]	322,263

Shares	Common Stock (94.7%)	Value
Information Technology (16.3%) - continued
4,000	Forrester Research, Inc.	$147,440
49,550	GT Advanced Technologies, Inc.[a,b]	536,627
33,350	Harmonic, Inc.[b]	211,439
13,050	Heartland Payment Systems, Inc.	622,746
13,100	iGATE Corporation[b]	481,032
18,900	II-VI, Inc.[b]	222,453
14,925	Insight Enterprises, Inc.[b]	337,753
6,050	Interactive Intelligence Group[b]	252,890
20,950	Ixia[b]	191,483
16,350	j2 Global, Inc.	807,036
22,000	Kopin Corporation[b]	74,800
27,550	Kulicke and Soffa Industries, Inc.[b]	392,036
8,750	Liquidity Services, Inc.[b]	120,313
8,200	Littelfuse, Inc.	698,476
17,750	Liveperson, Inc.[b]	223,473
8,900	LogMeIn, Inc.[b]	410,023
27,000	Manhattan Associates, Inc.[b]	902,340
8,550	ManTech International Corporation	230,423
24,400	MAXIMUS, Inc.	979,172
5,850	Measurement Specialties, Inc.[b]	500,819
11,550	Mercury Computer Systems, Inc.[b]	127,165
13,700	Methode Electronics, Inc.	505,119
16,200	Micrel, Inc.	194,886
34,450	Microsemi Corporation[b]	875,374
3,300	MicroStrategy, Inc.[b]	431,772
19,200	MKS Instruments, Inc.	640,896
13,000	Monolithic Power Systems, Inc.	572,650
14,250	Monotype Imaging Holdings, Inc.	403,560
32,200	Monster Worldwide, Inc.[b]	177,100
5,550	MTS Systems Corporation[a]	378,843
8,750	Nanometrics, Inc.[b]	132,125
13,100	NETGEAR, Inc.[b]	409,375
13,450	NetScout Systems, Inc.[b]	616,010
14,450	Newport Corporation[b]	256,054
21,850	NIC, Inc.	376,257
5,450	Oplink Communications, Inc.	91,669
6,700	OSI Systems, Inc.[b]	425,316
7,600	Park Electrochemical Corporation	178,980
12,500	Perficient, Inc.[b]	187,375
7,300	Pericom Semiconductor Corporation[b]	71,102
12,250	Plexus Corporation[b]	452,392
10,900	Power Integrations, Inc.	587,619
7,550	Procera Networks, Inc.[b]	72,329
18,350	Progress Software Corporation[b]	438,748
31,800	QLogic Corporation[b]	291,288
12,000	QuinStreet, Inc.[b]	49,800
10,200	Rofin-Sinar Technologies, Inc.[b]	235,212
6,600	Rogers Corporation[b]	361,416
8,350	Rubicon Technology, Inc.[a,b]	35,488
12,050	Rudolph Technologies, Inc.[b]	109,053
29,800	Sanmina Corporation[b]	621,628
10,400	ScanSource, Inc.[b]	359,736
12,200	Super Micro Computer, Inc.[b]	358,924
14,250	Sykes Enterprises, Inc.[b]	284,715

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (94.7%)	Value
Information Technology (16.3%) - continued
13,300	Synaptics, Inc.[b]	$973,560
12,800	Synchronoss Technologies, Inc.[b]	585,984
10,000	Synnex Corporation[b]	646,300
30,250	Take-Two Interactive Software, Inc.[b]	697,868
13,050	Tangoe, Inc.[a,b]	176,828
6,450	TeleTech Holdings, Inc.[b]	158,541
16,850	Tessera Technologies, Inc.	447,873
63,350	TriQuint Semiconductor, Inc.[b]	1,208,084
19,600	TTM Technologies, Inc.[b]	133,476
11,900	Tyler Technologies, Inc.[b]	1,051,960
10,200	Ultratech, Inc.[b]	232,050
10,500	VASCO Data Security International, Inc.[b]	197,190
14,700	Veeco Instruments, Inc.[a,b]	513,765
15,550	Viasat, Inc.[b]	857,116
9,600	Virtusa Corporation[b]	341,376
8,850	XO Group, Inc.[b]	99,208

	Total	39,940,065

Materials (5.9%)
10,600	A. Schulman, Inc.	383,296
6,300	A.M. Castle & Company[b]	53,802
62,850	AK Steel Holding Corporation[b]	503,428
9,200	American Vanguard Corporation	103,040
11,150	Balchem Corporation	630,756
14,250	Boise Cascade Company[b]	429,495
19,200	Calgon Carbon Corporation[b]	372,096
18,550	Century Aluminum Company[a,b]	481,743
7,250	Clearwater Paper Corporation[b]	435,798
4,050	Deltic Timber Corporation	252,396
18,200	Flotek Industries, Inc.[a,b]	474,474
7,900	FutureFuel Corporation	93,931
23,150	Globe Specialty Metals, Inc.	421,099
18,250	H.B. Fuller Company	724,525
3,400	Hawkins, Inc.	122,264
4,500	Haynes International, Inc.	206,955
26,500	Headwaters, Inc.[b]	332,310
7,950	Innophos Holdings, Inc.	437,966
20,550	Intrepid Potash, Inc.[a,b]	317,498
6,500	Kaiser Aluminum Corporation	495,430
30,700	KapStone Paper and Packaging Corporation[b]	858,679
7,450	Koppers Holdings, Inc.	247,042
12,000	Kraton Performance Polymers, Inc.[b]	213,720
7,000	LSB Industries, Inc.[b]	249,970
7,500	Materion Corporation	230,025
9,113	Myers Industries, Inc.	160,753
6,050	Neenah Paper, Inc.	323,554
3,300	Olympic Steel, Inc.	67,881
11,550	OM Group, Inc.	299,722
15,500	PH Glatfelter Company	340,225
4,800	Quaker Chemical Corporation	344,112
11,150	RTI International Metals, Inc.[b]	274,959
11,100	Schweitzer-Mauduit International, Inc.	458,541
7,000	Stepan Company	310,660
43,150	Stillwater Mining Company[b]	648,544
24,827	SunCoke Energy, Inc.[b]	557,366
9,300	Tredegar Corporation	171,213

Shares	Common Stock (94.7%)	Value
Materials (5.9%) - continued
19,500	U.S. Silica Holdings, Inc.[a]	$1,218,945
18,200	Wausau Paper Corporation	144,326
8,400	Zep, Inc.	117,768

	Total	14,510,307

Telecommunications Services (0.6%)
31,950	8x8, Inc.[b]	213,426
3,650	Atlantic Tele-Network, Inc.	196,735
75,800	Cincinnati Bell, Inc.[b]	255,446
13,550	Consolidated Communications Holdings, Inc.[a]	339,428
11,200	General Communication, Inc.[b]	122,192
6,850	Lumos Networks Corporation	111,312
6,200	NTELOS Holdings Corporation[a]	65,968
7,850	USA Mobility, Inc.	102,128

	Total	1,406,635

Utilities (3.2%)
14,183	ALLETE, Inc.	629,583
13,950	American States Water Company	424,359
21,450	Avista Corporation	654,869
14,600	El Paso Electric Company	533,630
15,600	Laclede Group, Inc.	723,840
15,300	New Jersey Resources Corporation	772,803
9,900	Northwest Natural Gas Company[a]	418,275
14,250	NorthWestern Corporation	646,380
28,400	Piedmont Natural Gas Company, Inc.[a]	952,252
12,000	South Jersey Industries, Inc.	640,320
16,850	Southwest Gas Corporation	818,573
20,516	UIL Holdings Corporation	726,266

	Total	7,941,150

	Total Common Stock (cost $158,501,092)	232,171,081

Shares	Collateral Held for Securities Loaned (8.5%)	Value
20,756,125	Thrivent Cash Management Trust	20,756,125

	Total Collateral Held for Securities Loaned (cost $20,756,125)	20,756,125

Shares or Principal Amount	Short-Term Investments (5.5%)[c]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.080%, 10/15/2014[d]	99,997
300,000	0.080%, 10/29/2014[d]	299,981
200,000	0.071%, 11/5/2014[d]	199,986
	Federal National Mortgage Association Discount Notes
100,000	0.060%, 10/15/2014[d]	99,998

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (5.5%)[c]	Value
	Thrivent Cash Management Trust
12,780,846	0.050%	$12,780,846

	Total Short-Term Investments (at amortized cost)	13,480,808

	Total Investments (cost $192,738,025) 108.7%	$266,408,014

	Other Assets and Liabilities, Net (8.7%)	(21,250,974)

	Total Net Assets 100.0%	$245,157,040

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2014, $699,962 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$85,430,200
Gross unrealized depreciation	(11,760,211)

Net unrealized appreciation (depreciation)	$73,669,989

Cost for federal income tax purposes	$192,738,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Small Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	33,699,365	33,699,365	–	–
Consumer Staples	9,266,806	9,266,806	–	–
Energy	11,489,419	11,489,419	–	–
Financials	52,395,292	52,395,292	–	–
Health Care	25,308,932	25,308,932	–	–
Industrials	36,213,110	36,213,110	–	–
Information Technology	39,940,065	39,940,065	–	–
Materials	14,510,307	14,510,307	–	–
Telecommunications Services	1,406,635	1,406,635	–	–
Utilities	7,941,150	7,941,150	–	–
Collateral Held for Securities Loaned	20,756,125	20,756,125	–	–
Short-Term Investments	13,480,808	12,780,846	699,962	–

Total	$266,408,014	$265,708,052	$699,962	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	834,546	834,546	–	–

Total Liability Derivatives	$834,546	$834,546	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	120	December 2014	$13,993,746	$13,159,200	($834,546)
Total Futures Contracts					($834,546)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$22,919,937	$44,904,910	$47,068,722	20,756,125	$20,756,125	$104,781
Cash Management Trust- Short Term Investment	9,202,932	26,823,496	23,245,582	12,780,846	12,780,846	4,142
Total Value and Income Earned	32,122,869				33,536,971	108,923

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (95.5%)	Value
Consumer Discretionary (19.7%)
53,600	BorgWarner, Inc.	$2,819,896
60,300	Delphi Automotive plc	3,698,802
37,862	Discovery Communications, Inc., Class Aa	1,431,184
37,862	Discovery Communications, Inc., Class Ca	1,411,495
111,916	Dollar Tree, Inc.[a]	6,275,130
69,430	Dunkin’ Brands Group, Inc.	3,111,853
81,510	HomeAway, Inc.[a]	2,893,605
88,360	Jarden Corporation[a]	5,311,319
82,007	Limited Brands, Inc.	5,492,829
113,080	Marriott International, Inc.	7,904,292
36,326	O’Reilly Automotive, Inc.[a]	5,461,977
47,000	PVH Corporation	5,694,050
12,990	Ralph Lauren Corporation	2,139,843
60,200	Ross Stores, Inc.	4,549,916
71,870	Starwood Hotels & Resorts Worldwide, Inc.	5,980,303
58,980	Toll Brothers, Inc.[a]	1,837,817
43,682	Tractor Supply Company	2,686,880
58,300	Under Armour, Inc.[a]	4,028,530
67,372	VF Corporation	4,448,573
13,400	Wynn Resorts, Ltd.	2,506,872

	Total	79,685,166

Consumer Staples (4.1%)
64,760	Hain Celestial Group, Inc.[a]	6,628,186
78,770	Monster Beverage Corporation[a]	7,220,846
32,690	United Natural Foods, Inc.[a]	2,009,127
21,426	Whole Foods Market, Inc.	816,545

	Total	16,674,704

Energy (4.6%)
72,995	Cameron International Corporation[a]	4,845,408
30,877	Concho Resources, Inc.[a]	3,871,667
31,060	HollyFrontier Corporation	1,356,701
128,682	Peabody Energy Corporation[b]	1,593,083
32,890	SM Energy Company	2,565,420
118,160	Southwestern Energy Company[a]	4,129,692

	Total	18,361,971

Financials (11.3%)
41,585	Affiliated Managers Group, Inc.[a]	8,331,971
53,400	Ameriprise Financial, Inc.	6,588,492
129,760	Discover Financial Services	8,355,246
149,630	First Republic Bank	7,388,729
16,950	Intercontinental Exchange, Inc.	3,306,098
16,440	SVB Financial Group[a]	1,842,760
25,890	T. Rowe Price Group, Inc.	2,029,776
155,420	TD Ameritrade Holding Corporation	5,186,365
88,620	Zions Bancorporation	2,575,297

	Total	45,604,734

Health Care (13.9%)
27,657	Actavis, Inc.[a]	6,673,081
63,539	AmerisourceBergen Corporation	4,911,565
84,460	BioMarin Pharmaceutical, Inc.[a]	6,094,634
83,236	Catamaran Corporation[a]	3,508,397

Shares	Common Stock (95.5%)	Value
Health Care (13.9%) - continued
94,610	Cerner Corporation[a]	$5,635,918
20,710	Cooper Companies, Inc.	3,225,582
33,400	Covance, Inc.[a]	2,628,580
18,170	Cubist Pharmaceuticals, Inc.[a]	1,205,398
73,700	Envision Healthcare Holdings, Inc.[a]	2,555,916
22,975	Mettler-Toledo International, Inc.[a]	5,884,587
59,080	Perrigo Company plc	8,873,225
45,680	Team Health Holdings, Inc.[a]	2,648,983
13,600	Universal Health Services, Inc.	1,421,200
8,930	Vertex Pharmaceuticals, Inc.[a]	1,002,928

	Total	56,269,994

Industrials (17.2%)
66,418	AMETEK, Inc.	3,334,848
48,110	B/E Aerospace, Inc.[a]	4,038,353
57,050	Fastenal Company[b]	2,561,545
22,428	Flowserve Corporation	1,581,623
106,590	Fortune Brands Home and Security, Inc.	4,381,915
45,880	GATX Corporation	2,678,016
58,170	Graco, Inc.	4,245,247
39,264	JB Hunt Transport Services, Inc.	2,907,499
89,230	Nielsen NV	3,955,566
131,360	Quanta Services, Inc.[a]	4,767,054
146,990	Robert Half International, Inc.	7,202,510
42,959	Roper Industries, Inc.	6,284,472
126,280	Southwest Airlines Company	4,264,476
71,631	Stericycle, Inc.[a]	8,349,309
80,600	United Rentals, Inc.[a]	8,954,660

	Total	69,507,093

Information Technology (19.8%)
139,589	Agilent Technologies, Inc.	7,953,781
69,430	Amphenol Corporation	6,933,280
52,415	ANSYS, Inc.[a]	3,966,243
45,030	Autodesk, Inc.[a]	2,481,153
122,151	Ciena Corporation[a,b]	2,042,365
19,790	Citrix Systems, Inc.[a]	1,411,819
61,838	Euronet Worldwide, Inc.[a]	2,955,238
48,827	F5 Networks, Inc.[a]	5,797,718
200,990	Fortinet, Inc.[a]	5,078,012
54,510	Gartner, Inc.[a]	4,004,850
18,980	IAC InterActiveCorp	1,250,782
52,680	Imperva, Inc.[a]	1,513,496
7,610	LinkedIn Corporation[a]	1,581,282
46,981	Microchip Technology, Inc.[b]	2,218,913
43,668	Nice Systems, Ltd. ADR	1,781,218
83,130	Nuance Communications, Inc.[a]	1,281,449
144,121	NVIDIA Corporation	2,659,032
116,330	NXP Semiconductors NVa	7,960,462
152,980	QLIK Technologies, Inc.[a]	4,136,579
86,119	ServiceNow, Inc.[a]	5,062,075
47,000	Synopsys, Inc.[a]	1,865,665
8,730	Ultimate Software Group, Inc.[a]	1,235,382
103,477	VeriFone Systems, Inc.[a]	3,557,539
15,730	Yelp, Inc.[a]	1,073,573

	Total	79,801,906

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (95.5%)	Value
Materials (3.5%)
41,110	Airgas, Inc.	$4,548,821
36,040	Albemarle Corporation	2,122,756
28,555	Celanese Corporation	1,671,039
78,170	FMC Corporation	4,470,542
67,159	Silver Wheaton Corporation	1,338,479

	Total	14,151,637

Telecommunications Services (1.4%)
36,802	SBA Communications Corporation[a]	4,081,342
39,727	TW Telecom, Inc.[a]	1,653,040

	Total	5,734,382

	Total Common Stock (cost $288,597,075)	385,791,587

Shares	Collateral Held for Securities Loaned (1.7%)	Value
6,675,185	Thrivent Cash Management Trust	6,675,185

	Total Collateral Held for Securities Loaned (cost $6,675,185)	6,675,185

Shares or Principal Amount	Short-Term Investments (4.3%)[c]	Value
	Thrivent Cash Management Trust
17,303,409	0.050%	17,303,409

	Total Short-Term Investments (at amortized cost)	17,303,409

	Total Investments (cost $312,575,669) 101.5%	$409,770,181

	Other Assets and Liabilities, Net (1.5%)	(5,987,601)

	Total Net Assets 100.0%	$403,782,580

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$106,777,006
Gross unrealized depreciation	(9,582,494)

Net unrealized appreciation (depreciation)	$97,194,512

Cost for federal income tax purposes	$312,575,669

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	79,685,166	79,685,166	–	–
Consumer Staples	16,674,704	16,674,704	–	–
Energy	18,361,971	18,361,971	–	–
Financials	45,604,734	45,604,734	–	–
Health Care	56,269,994	56,269,994	–	–
Industrials	69,507,093	69,507,093	–	–
Information Technology	79,801,906	79,801,906	–	–
Materials	14,151,637	14,151,637	–	–
Telecommunications Services	5,734,382	5,734,382	–	–
Collateral Held for Securities Loaned	6,675,185	6,675,185	–	–
Short-Term Investments	17,303,409	17,303,409	–	–

Total	$409,770,181	$409,770,181	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$17,677,617	$62,193,700	$73,196,132	6,675,185	$6,675,185	$9,859
Cash Management Trust- Short Term Investment	12,208,592	73,627,355	68,532,538	17,303,409	17,303,409	5,223
Total Value and Income Earned	29,886,209				23,978,594	15,082

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (97.5%)	Value
Consumer Discretionary (12.7%)
56,364	AMC Networks, Inc.[a]	$3,292,785
26,875	Expedia, Inc.	2,354,788
32,697	Fossil, Inc.[a]	3,070,248
127,005	Gap, Inc.	5,294,838
66,343	GNC Holdings, Inc.	2,570,128
125,787	Liberty Interactive Corporation[a]	3,587,445
37,817	Liberty Media Corporation[a]	1,784,206
69,602	Liberty Media Corporation[a]	3,270,598
107,943	MGM Resorts International[a]	2,458,942
23,871	Mohawk Industries, Inc.[a]	3,218,288
33,393	PVH Corporation	4,045,562
22,169	Scripps Networks Interactive, Inc.	1,731,177
256,105	Staples, Inc.	3,098,871
56,416	Starwood Hotels & Resorts Worldwide, Inc.	4,694,375
120,640	Toll Brothers, Inc.[a]	3,759,142

	Total	48,231,393

Consumer Staples (4.8%)
19,195	Constellation Brands, Inc.[a]	1,673,036
23,651	Energizer Holdings, Inc.	2,914,040
30,347	Ingredion, Inc.	2,299,999
77,167	Kroger Company	4,012,684
143,076	Tyson Foods, Inc.	5,632,902
50,669	Whole Foods Market, Inc.	1,930,996

	Total	18,463,657

Energy (7.7%)
38,798	Cameron International Corporation[a]	2,575,411
140,212	Chesapeake Energy Corporation	3,223,474
35,486	Cimarex Energy Company	4,490,044
81,933	Newfield Exploration Company[a]	3,037,256
68,329	Oil States International, Inc.[a]	4,229,565
109,927	QEP Resources, Inc.	3,383,553
151,268	Southwestern Energy Company[a]	5,286,817
48,051	Tesoro Corporation	2,930,150

	Total	29,156,270

Financials (26.2%)
76,197	Arthur J. Gallagher & Company	3,456,296
33,055	AvalonBay Communities, Inc.	4,659,763
98,455	Brixmor Property Group, Inc.	2,191,608
42,692	Camden Property Trust	2,925,683
190,522	DDR Corporation	3,187,433
27,436	Everest Re Group, Ltd.	4,444,906
330,272	Fifth Third Bancorp	6,612,046
467,270	Huntington Bancshares, Inc.	4,546,537
154,485	Invesco, Ltd.	6,099,068
127,612	Lincoln National Corporation	6,837,451
50,465	M&T Bank Corporation	6,221,830
69,609	NASDAQ OMX Group, Inc.	2,952,814
290,808	Navient Corporation	5,150,210
129,137	Principal Financial Group, Inc.	6,775,818
79,062	Raymond James Financial, Inc.	4,236,142
79,275	RLJ Lodging Trust	2,256,959
24,332	Signature Bank[a]	2,726,644
454,781	SLM Corporation	3,892,925
150,268	Starwood Property Trust, Inc.	3,299,885

Shares	Common Stock (97.5%)	Value
Financials (26.2%) - continued
45,783	Taubman Centers, Inc.	$3,342,159
78,276	Unum Group	2,691,129
75,566	Validus Holdings, Ltd.	2,957,653
86,145	Voya Financial, Inc.	3,368,270
152,180	XL Group plc	5,047,811

	Total	99,881,040

Health Care (9.2%)
80,329	Cardinal Health, Inc.	6,018,249
99,686	CIGNA Corporation	9,040,523
85,311	Endo International plc[a]	5,830,154
54,836	Envision Healthcare Holdings, Inc.[a]	1,901,712
28,490	Laboratory Corporation of America Holdings[a]	2,898,858
76,708	Mylan, Inc.[a]	3,489,447
29,519	Tenet Healthcare Corporation[a]	1,753,133
40,690	Zimmer Holdings, Inc.	4,091,380

	Total	35,023,456

Industrials (11.7%)
60,488	Armstrong World Industries, Inc.[a]	3,387,328
23,659	Carlisle Companies, Inc.	1,901,710
21,042	Crane Company	1,330,065
25,961	Dun & Bradstreet Corporation	3,049,639
90,900	Fortune Brands Home and Security, Inc.	3,736,899
161,457	Hertz Global Holdings, Inc.[a]	4,099,393
98,058	ITT Corporation	4,406,726
21,788	Kansas City Southern	2,640,706
83,873	Terex Corporation	2,664,645
159,407	Textron, Inc.	5,737,058
59,432	Timken Company	2,519,322
81,971	Triumph Group, Inc.	5,332,214
77,714	United Continental Holdings, Inc.[a]	3,636,238

	Total	44,441,943

Information Technology (12.6%)
103,638	Agilent Technologies, Inc.	5,905,293
133,490	Altera Corporation	4,776,272
79,488	Analog Devices, Inc.	3,933,861
44,690	AOL, Inc.[a]	2,008,815
99,963	Applied Materials, Inc.	2,160,200
357,732	Atmel Corporationa	2,890,475
145,552	Brocade Communications Systems, Inc.	1,582,150
45,062	Check Point Software Technologies, Ltd.[a]	3,120,093
61,186	Citrix Systems, Inc.[a]	4,365,009
26,634	Global Payments, Inc.	1,861,184
84,298	Informatica Corporationa	2,886,364
162,982	Maxim Integrated Products, Inc.	4,928,576
67,494	NetApp, Inc.	2,899,542
9,486	Red Hat, Inc.[a]	532,639
321,764	Xerox Corporation	4,256,938

	Total	48,107,411

Materials (6.4%)
76,128	Celanese Corporation	4,455,011

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (97.5%)	Value
Materials (6.4%) - continued
13,751	CF Industries Holdings, Inc.	$3,839,554
34,895	Newmont Mining Corporation	804,330
63,558	Packaging Corporation of America	4,056,272
38,518	Reliance Steel & Aluminum Company	2,634,631
106,276	Steel Dynamics, Inc.	2,402,900
46,262	Timkensteel Corporation	2,150,720
49,725	Valspar Corporation	3,927,778

	Total	24,271,196

Utilities (6.2%)
64,668	Calpine Corporation[a]	1,403,296
16,787	Edison International, Inc.	938,729
168,843	FirstEnergy Corporation	5,668,060
103,655	NRG Energy, Inc.	3,159,404
62,331	PG&E Corporation	2,807,388
51,441	SCANA Corporation	2,551,988
60,046	Sempra Energy	6,327,647
18,429	Xcel Energy, Inc.	560,242

	Total	23,416,754

	Total Common Stock (cost $318,834,125)	370,993,120

Shares or Principal Amount	Short-Term Investments (1.3%)[b]	Value
	Thrivent Cash Management Trust
5,086,835	0.050%	5,086,835

	Total Short-Term Investments (at amortized cost)	5,086,835

	Total Investments (cost $323,920,960) 98.8%	$376,079,955

	Other Assets and Liabilities, Net 1.2%	4,665,654

	Total Net Assets 100.0%	$380,745,609

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$56,730,368
Gross unrealized depreciation	(4,571,373)

Net unrealized appreciation (depreciation)	$52,158,995

Cost for federal income tax purposes	$323,920,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	48,231,393	48,231,393	–	–
Consumer Staples	18,463,657	18,463,657	–	–
Energy	29,156,270	29,156,270	–	–
Financials	99,881,040	99,881,040	–	–
Health Care	35,023,456	35,023,456	–	–
Industrials	44,441,943	44,441,943	–	–
Information Technology	48,107,411	48,107,411	–	–
Materials	24,271,196	24,271,196	–	–
Utilities	23,416,754	23,416,754	–	–
Short-Term Investments	5,086,835	5,086,835	–	–

Total	$376,079,955	$376,079,955	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Short Term Investment	$3,138,588	$70,493,456	$68,545,209	5,086,835	$5,086,835	$2,422
Total Value and Income Earned	3,138,588				5,086,835	2,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (93.5%)	Value
Consumer Discretionary (8.9%)
185,450	Cheesecake Factory, Inc.	$8,437,975
242,450	DISH Network Corporation[a]	15,657,421
81,250	Harman International Industries, Inc.	7,965,750
7,650	Michael Kors Holdings, Ltd.[a]	546,134
164,000	Omnicom Group, Inc.	11,293,040
135,350	Scripps Networks Interactive, Inc.	10,569,481
286,550	Toll Brothers, Inc.[a]	8,928,898

	Total	63,398,699

Consumer Staples (4.5%)
81,450	Green Mountain Coffee Roasters, Inc.	10,599,089
108,650	Ingredion, Inc.	8,234,583
77,650	Molson Coors Brewing Company	5,780,266
210,500	WhiteWave Foods Company[a]	7,647,465

	Total	32,261,403

Energy (6.1%)
42,450	Atwood Oceanics, Inc.[a]	1,854,640
45,679	Cabot Oil & Gas Corporation	1,493,247
28,800	Cameron International Corporation[a]	1,911,744
20,500	Cimarex Energy Company	2,593,865
16,200	Concho Resources, Inc.[a]	2,031,318
120,150	Denbury Resources, Inc.	1,805,855
15,500	Energen Corporation	1,119,720
28,650	Ensco plc	1,183,531
17,220	EQT Corporation	1,576,319
17,100	Gulfport Energy Corporation[a]	913,140
29,350	Helmerich & Payne, Inc.[b]	2,872,484
46,600	HollyFrontier Corporation	2,035,488
25,250	National Oilwell Varco, Inc.	1,921,525
48,100	Noble Corporation	1,068,782
32,850	Noble Energy, Inc.	2,245,626
29,250	Oasis Petroleum, Inc.[a]	1,222,943
31,150	Oceaneering International, Inc.	2,030,045
27,800	Oil States International, Inc.[a]	1,720,820
16,033	Paragon Offshore plc[a,b]	98,603
10,000	Pioneer Natural Resources Company	1,969,700
21,100	Range Resources Corporation	1,430,791
45,150	Rowan Companies plc	1,142,746
24,300	SM Energy Company	1,895,400
104,300	Superior Energy Services, Inc.	3,428,341
27,950	Whiting Petroleum Corporation[a]	2,167,523

	Total	43,734,196

Financials (21.9%)
118,900	Camden Property Trust	8,148,217
137,900	Digital Realty Trust, Inc.	8,602,202
443,950	Duke Realty Corporation	7,627,061
225,950	First Republic Bank	11,157,411
212,121	Gaming and Leisure Properties, Inc.	6,554,539
240,770	HCC Insurance Holdings, Inc.	11,626,783
540,648	Host Hotels & Resorts, Inc.	11,532,022
1,586,100	Huntington Bancshares, Inc.	15,432,753
708,900	KeyCorp	9,449,637

Shares	Common Stock (93.5%)	Value
Financials (21.9%) - continued
270,024	Lazard, Ltd.	$13,690,217
88,700	M&T Bank Corporation[b]	10,935,823
358,000	NASDAQ OMX Group, Inc.	15,186,360
196,133	Northern Trust Corporation	13,342,928
460,022	Zions Bancorporation	13,368,239

	Total	156,654,192

Health Care (13.1%)
231,400	Acorda Therapeutics, Inc.[a]	7,839,832
743,350	Allscripts Healthcare Solutions, Inc.[a]	9,972,040
81,132	C.R. Bard, Inc.	11,578,348
117,700	Centene Corporation[a]	9,734,967
533,300	Hologic, Inc.[a]	12,975,189
88,450	Illumina, Inc.[a]	14,498,724
56,300	Mallinckrodt, LLC[a]	5,075,445
124,950	Universal Health Services, Inc.	13,057,275
87,700	Waters Corporation[a]	8,692,824

	Total	93,424,644

Industrials (14.8%)
461,994	ADT Corporation[b]	16,382,307
160,150	Flowserve Corporation	11,293,778
91,950	Huntington Ingalls Industries, Inc.	9,582,110
66,416	Manitowoc Company, Inc.	1,557,455
99,808	Manpower, Inc.	6,996,541
354,384	Oshkosh Corporation	15,646,054
106,482	Parker Hannifin Corporation	12,154,920
724,900	Southwest Airlines Company	24,479,873
88,150	WABCO Holdings, Inc.[a]	8,017,242

	Total	106,110,280

Information Technology (18.7%)
87,000	Alliance Data Systems Corporation[a]	21,599,490
912,083	Applied Materials, Inc.	19,710,114
166,654	eBay, Inc.[a]	9,437,616
413,332	Juniper Networks, Inc.	9,155,304
232,200	NetApp, Inc.	9,975,312
1,117,166	NVIDIA Corporation	20,611,713
215,950	Red Hat, Inc.[a]	12,125,592
277,750	SunPower Corporation[a,b]	9,410,170
548,622	Teradyne, Inc.	10,637,780
183,100	Ubiquiti Networks, Inc.[a,b]	6,871,743
55,950	Workday, Inc.[a]	4,615,875

	Total	134,150,709

Materials (4.2%)
282,250	Owens-Illinois, Inc.[a]	7,352,613
160,662	Silgan Holdings, Inc.	7,551,114
655,700	Steel Dynamics, Inc.	14,825,377

	Total	29,729,104

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (93.5%)	Value
Utilities (1.3%)
254,200	Public Service Enterprise Group, Inc.	$9,466,408

	Total	9,466,408

	Total Common Stock (cost $507,523,952)	668,929,635

Shares	Collateral Held for Securities Loaned (6.0%)	Value
43,094,288	Thrivent Cash Management Trust	43,094,288

	Total Collateral Held for Securities Loaned (cost $43,094,288)	43,094,288

Shares or Principal Amount	Short-Term Investments (6.5%)[c]	Value
	Thrivent Cash Management Trust
46,601,318	0.050%	46,601,318

	Total Short-Term Investments (at amortized cost)	46,601,318

	Total Investments (cost $597,219,558) 106.0%	$758,625,241

	Other Assets and Liabilities, Net (6.0%)	(43,031,038)

	Total Net Assets 100.0%	$715,594,203

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$170,214,345
Gross unrealized depreciation	(8,808,662)

Net unrealized appreciation (depreciation)	$161,405,683

Cost for federal income tax purposes	$597,219,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

Mid Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	63,398,699	63,398,699	–	–
Consumer Staples	32,261,403	32,261,403	–	–
Energy	43,734,196	43,734,196	–	–
Financials	156,654,192	156,654,192	–	–
Health Care	93,424,644	93,424,644	–	–
Industrials	106,110,280	106,110,280	–	–
Information Technology	134,150,709	134,150,709	–	–
Materials	29,729,104	29,729,104	–	–
Utilities	9,466,408	9,466,408	–	–
Collateral Held for Securities Loaned	43,094,288	43,094,288	–	–
Short-Term Investments	46,601,318	46,601,318	–	–

Total	$758,625,241	$758,625,241	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$37,473,212	$302,089,558	$296,468,482	43,094,288	$43,094,288	$143,983
Cash Management Trust- Short Term Investment	26,698,226	101,864,874	81,961,782	46,601,318	46,601,318	16,182
Total Value and Income Earned	64,171,438				89,695,606	160,165

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
Consumer Discretionary (12.3%)
5,000	Aaron’s, Inc.	$121,600
5,600	Abercrombie & Fitch Company	203,504
5,650	Advance Auto Parts, Inc.	736,195
4,600	AMC Networks, Inc.[a]	268,732
13,680	American Eagle Outfitters, Inc.	198,634
3,600	ANN, Inc.[a]	148,068
7,600	Apollo Group, Inc.[a]	191,140
10,200	Ascena Retail Group, Inc.[a]	135,660
3,000	Bally Technologies, Inc.[a,b]	242,100
4,350	Big Lots, Inc.	187,268
5,055	Brinker International, Inc.	256,743
7,200	Brunswick Corporation	303,408
3,700	Cabela’s, Inc.[a,b]	217,930
4,200	Carter’s, Inc.	325,584
3,600	Cheesecake Factory, Inc.	163,800
11,900	Chico’s FAS, Inc.	175,763
8,100	Cinemark Holdings, Inc.	275,724
5,900	CST Brands, Inc.	212,105
2,700	Deckers Outdoor Corporationa	262,386
4,450	DeVry Education Group, Inc.	190,504
7,750	Dick’s Sporting Goods, Inc.	340,070
4,300	Domino’s Pizza, Inc.	330,928
5,600	DreamWorks Animation SKG, Inc.[a,b]	152,712
11,250	Foot Locker, Inc.	626,063
11,370	Gentex Corporation	304,375
300	Graham Holdings Company	209,877
5,000	Guess ?, Inc.	109,850
7,750	Hanesbrands, Inc.	832,660
2,550	HSN, Inc.	156,494
19,300	International Game Technology	325,591
2,170	International Speedway Corporation	68,659
23,600	J.C. Penney Company, Inc.[a,b]	236,944
9,300	Jarden Corporation[a]	559,023
3,600	John Wiley and Sons, Inc.	201,996
9,850	Kate Spade & Company[a]	258,365
7,100	KB Home[b]	106,074
6,250	Lamar Advertising Company	307,812
2,850	Life Time Fitness, Inc.[a]	143,754
11,300	Live Nation Entertainment, Inc.[a]	271,426
23,550	LKQ Corporation[a]	626,194
3,000	M.D.C. Holdings, Inc.	75,960
2,850	Meredith Corporation	121,980
3,400	Murphy USA, Inc.[a]	180,404
10,150	New York Times Company	113,883
300	NVR, Inc.[a]	339,006
37,900	Office Depot, Inc.[a]	194,806
2,050	Panera Bread Company[a]	333,576
4,750	Polaris Industries, Inc.[b]	711,502
4,100	Rent-A-Center, Inc.	124,435
16,550	Service Corporation International	349,867
6,250	Signet Jewelers, Ltd.	711,938
4,820	Sotheby’s Holdings, Inc.	172,170
4,700	Tempur-Pedic International, Inc.[a]	263,999
3,550	Thor Industries, Inc.	182,825
8,450	Time, Inc.[a]	197,984
12,650	Toll Brothers, Inc.[a]	394,174
3,900	Tupperware Brands Corporation	269,256
21,364	Wendy’s Company	176,467

Shares	Common Stock (90.0%)	Value
Consumer Discretionary (12.3%) - continued
6,830	Williams-Sonoma, Inc.	$454,673

	Total	16,354,620

Consumer Staples (2.8%)
10,470	Church & Dwight Company, Inc.	734,575
7,250	Dean Foods Company	96,063
4,800	Energizer Holdings, Inc.	591,408
14,375	Flowers Foods, Inc.	263,925
3,950	Hain Celestial Group, Inc.[a]	404,282
5,800	Ingredion, Inc.	439,582
1,540	Lancaster Colony Corporation	131,331
3,500	Post Holdings, Inc.[a]	116,130
15,950	SUPERVALU, Inc.[a]	142,593
1,603	Tootsie Roll Industries, Inc.[b]	44,868
3,850	United Natural Foods, Inc.[a]	236,621
1,840	Universal Corporation[b]	81,678
13,600	WhiteWave Foods Company[a]	494,088

	Total	3,777,144

Energy (4.8%)
4,650	Atwood Oceanics, Inc.[a]	203,158
1,550	CARBO Ceramics, Inc.[b]	91,807
5,950	Dresser-Rand Group, Inc.[a]	489,447
3,100	Dril-Quip, Inc.[a]	277,140
5,700	Energen Corporation	411,768
6,650	Gulfport Energy Corporation[a]	355,110
7,650	Helix Energy Solutions Group, Inc.[a]	168,759
15,390	HollyFrontier Corporation	672,235
8,400	Oceaneering International, Inc.	547,428
4,200	Oil States International, Inc.[a]	259,980
11,450	Patterson-UTI Energy, Inc.	372,468
21,400	Peabody Energy Corporation[b]	264,932
4,800	Rosetta Resources, Inc.[a]	213,888
9,700	Rowan Companies plc	245,507
5,250	SM Energy Company	409,500
12,000	Superior Energy Services, Inc.	394,440
3,850	Tidewater, Inc.	150,266
3,550	Unit Corporation[a]	208,208
5,600	World Fuel Services Corporation	223,552
15,650	WPX Energy, Inc.[a]	376,539

	Total	6,336,132

Financials (20.0%)
3,510	Alexander & Baldwin, Inc.	126,255
5,600	Alexandria Real Estate Equities, Inc.	413,000
1,300	Alleghany Corporation[a]	543,595
8,150	American Campus Communities, Inc.	297,068
5,835	American Financial Group, Inc.	337,788
12,400	Arthur J. Gallagher & Company	562,464
5,100	Aspen Insurance Holdings, Ltd.	218,127
12,093	Associated Banc-Corp	210,660
6,770	Astoria Financial Corporation	83,880
6,600	BancorpSouth, Inc.	132,924
3,450	Bank of Hawaii Corporation	195,994
15,200	BioMed Realty Trust, Inc.	307,040
9,200	Brown & Brown, Inc.	295,780
6,650	Camden Property Trust	455,724
5,750	Cathay General Bancorp	142,773

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
Financials (20.0%) - continued
6,700	CBOE Holdings, Inc.	$358,618
3,720	City National Corporation	281,492
6,133	Commerce Bancshares, Inc.	273,808
6,800	Corporate Office Properties Trust	174,896
9,070	Corrections Corporation of America	311,645
4,250	Cullen/Frost Bankers, Inc.[b]	325,167
26,700	Duke Realty Corporation	458,706
11,150	East West Bancorp, Inc.	379,100
9,250	Eaton Vance Corporation	349,002
5,950	Equity One, Inc.	128,699
3,560	Everest Re Group, Ltd.	576,756
8,550	Extra Space Storage, Inc.	440,924
5,250	Federal Realty Investment Trust	621,915
7,450	Federated Investors, Inc.	218,732
8,350	First American Financial Corporation	226,452
18,500	First Horizon National Corporation	227,180
27,550	First Niagara Financial Group, Inc.	229,492
12,848	FirstMerit Corporation	226,125
14,650	Fulton Financial Corporation	162,322
6,400	Hancock Holding Company	205,120
3,420	Hanover Insurance Group, Inc.	210,056
7,750	HCC Insurance Holdings, Inc.	374,247
7,050	Highwoods Properties, Inc.	274,245
4,450	Home Properties, Inc.	259,168
11,700	Hospitality Properties Trust	314,145
4,550	International Bancshares Corporation	112,226
11,550	Janus Capital Group, Inc.	167,937
3,450	Jones Lang LaSalle, Inc.	435,873
3,950	Kemper Corporation	134,892
6,500	Kilroy Realty Corporation	386,360
8,150	LaSalle Hotel Properties	279,056
11,550	Liberty Property Trust	384,153
6,550	Mack-Cali Realty Corporation	125,170
2,800	Mercury General Corporation	136,668
5,850	Mid-America Apartment Communities, Inc.	384,053
9,050	MSCI, Inc.[a]	425,531
9,750	National Retail Properties, Inc.	337,058
34,561	New York Community Bancorp, Inc.[b]	548,483
18,900	Old Republic International Corporation	269,892
9,900	Omega Healthcare Investors, Inc.	338,481
7,550	PacWest Bancorp	311,287
3,157	Potlatch Corporation	126,943
4,250	Primerica, Inc.	204,935
4,700	Prosperity Bancshares, Inc.	268,699
6,120	Protective Life Corporation	424,789
9,775	Raymond James Financial, Inc.	523,744
9,812	Rayonier, Inc. REIT	305,546
17,400	Realty Income Corporation	709,746
7,200	Regency Centers Corporation	387,576
5,400	Reinsurance Group of America, Inc.	432,702
3,200	RenaissanceRe Holdings, Ltd.	319,968

Shares	Common Stock (90.0%)	Value
Financials (20.0%) - continued
10,190	SEI Investments Company	$368,470
15,850	Senior Housing Property Trust	331,582
3,900	Signature Bank[a]	437,034
7,450	SL Green Realty Corporation	754,834
32,950	SLM Corporation	282,052
3,400	StanCorp Financial Group, Inc.	214,812
3,930	SVB Financial Group[a]	440,514
10,850	Synovus Financial Corporation	256,494
4,900	Taubman Centers, Inc.	357,700
12,970	TCF Financial Corporation	201,424
5,250	Trustmark Corporation	120,934
19,653	UDR, Inc.	535,544
14,550	Umpqua Holdings Corporation	239,638
14,884	Valley National Bancorp[b]	144,226
7,975	W.R. Berkley Corporation	381,205
6,590	Waddell & Reed Financial, Inc.	340,637
7,777	Washington Federal, Inc.	158,340
11,950	Washington Prime Group, Inc.	208,886
7,030	Webster Financial Corporation	204,854
8,750	Weingarten Realty Investors	275,625

	Total	26,667,657

Health Care (8.7%)
5,700	Align Technology, Inc.[a]	294,576
13,200	Allscripts Healthcare Solutions, Inc.[a]	177,078
1,600	Bio-Rad Laboratories, Inc.[a]	181,440
4,550	Centene Corporation[a]	376,331
3,650	Charles River Laboratories International, Inc.[a]	218,051
8,966	Community Health Systems, Inc.[a]	491,247
3,750	Cooper Companies, Inc.	584,062
4,460	Covance, Inc.[a]	351,002
5,900	Cubist Pharmaceuticals, Inc.[a]	391,406
11,950	Endo International plc[a]	816,663
6,280	Health Net, Inc.[a]	289,571
6,600	Henry Schein, Inc.[a]	768,702
4,450	Hill-Rom Holdings, Inc.	184,363
6,850	HMS Holdings Corporation[a]	129,123
18,650	Hologic, Inc.[a]	453,755
3,950	IDEXX Laboratories, Inc.[a]	465,428
3,500	LifePoint Hospitals, Inc.[a]	242,165
7,800	Mednax, Inc.[a]	427,596
2,300	Mettler-Toledo International, Inc.[a]	589,099
7,720	Omnicare, Inc.	480,647
4,900	Owens & Minor, Inc.	160,426
10,950	ResMed, Inc.[b]	539,506
4,950	Salix Pharmaceuticals, Ltd.[a,b]	773,388
4,300	Sirona Dental Systems, Inc.[a]	329,724
4,600	STERIS Corporation	248,216
2,850	Techne Corporation	266,617
3,190	Teleflex, Inc.	335,078
4,400	Thoratec Corporation[a]	117,612
3,700	United Therapeutics Corporation[a]	476,005
6,750	VCA Antech, Inc.[a]	265,478
3,450	Wellcare Health Plans, Inc.[a]	208,173

	Total	11,632,528

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
Industrials (14.5%)
5,900	A.O. Smith Corporation	$278,952
3,400	Acuity Brands, Inc.	400,214
7,700	Aecom Technology Corporation[a]	259,875
6,680	AGCO Corporation	303,673
10,560	Alaska Air Group, Inc.	459,782
2,500	Alliant Techsystems, Inc.	319,100
8,150	B/E Aerospace, Inc.[a]	684,111
4,990	Carlisle Companies, Inc.	401,096
8,350	Civeo Corporation	96,944
3,900	CLARCOR, Inc.	246,012
4,300	Clean Harbors, Inc.[a,b]	231,856
4,480	Con-way, Inc.	212,800
8,800	Copart, Inc.[a]	275,572
2,650	Corporate Executive Board Company	159,186
3,850	Crane Company	243,358
3,900	Deluxe Corporation	215,124
10,300	Donaldson Company, Inc.	418,489
2,500	Esterline Technologies Corporation[a]	278,175
14,700	Exelis, Inc.	243,138
12,350	Fortune Brands Home and Security, Inc.	507,709
3,150	FTI Consulting, Inc.[a]	110,124
3,520	GATX Corporation	205,462
3,950	Genesee & Wyoming, Inc.[a]	376,475
4,700	Graco, Inc.	343,006
2,810	Granite Construction, Inc.	89,386
6,250	Harsco Corporation	133,812
4,590	Herman Miller, Inc.	137,011
3,530	HNI Corporation	127,045
4,230	Hubbell, Inc.	509,842
3,801	Huntington Ingalls Industries, Inc.	396,102
6,250	IDEX Corporation	452,312
7,100	ITT Corporation	319,074
7,140	JB Hunt Transport Services, Inc.	528,717
19,125	JetBlue Airways Corporation[a,b]	203,108
11,350	KBR, Inc.	213,721
6,090	Kennametal, Inc.	251,578
4,450	Kirby Corporation[a]	524,432
3,500	Landstar System, Inc.	252,665
3,500	Lennox International, Inc.	269,045
6,200	Lincoln Electric Holdings, Inc.	428,637
6,220	Manpower, Inc.	436,022
2,450	Mine Safety Appliances Company	121,030
3,950	MSC Industrial Direct Company, Inc.	337,567
4,630	Nordson Corporation	352,204
8,300	NOW, Inc.[a]	252,403
5,350	Old Dominion Freight Line, Inc.[a]	377,924
6,600	Oshkosh Corporation	291,390
15,500	R.R. Donnelley & Sons Company	255,130
3,500	Regal-Beloit Corporation	224,875
4,972	Rollins, Inc.	145,580
3,360	SPX Corporation	315,605
8,550	Terex Corporation	271,634
5,950	Timken Company	252,220
5,500	Towers Watson & Company	547,250
12,140	Trinity Industries, Inc.	567,181

Shares	Common Stock (90.0%)	Value
Industrials (14.5%) - continued
4,050	Triumph Group, Inc.	$263,453
5,350	URS Corporation	308,214
2,050	Valmont Industries, Inc.[b]	276,606
816	Vectrus, Inc.[a]	15,936
7,500	Wabtec Corporation	607,800
9,650	Waste Connections, Inc.	468,218
2,100	Watsco, Inc.	180,978
3,500	Werner Enterprises, Inc.	88,200
4,600	Woodward, Inc.	219,052

	Total	19,283,192

Information Technology (15.4%)
8,050	3D Systems Corporation[a,b]	373,279
8,910	ACI Worldwide, Inc.[a]	167,152
5,990	Acxiom Corporation[a]	99,134
4,330	ADTRAN, Inc.	88,895
48,750	Advanced Micro Devices, Inc.[a,b]	166,237
3,450	Advent Software, Inc.	108,882
7,200	ANSYS, Inc.[a]	544,824
6,100	AOL, Inc.[a]	274,195
10,200	Arris Group, Inc.[a]	289,221
7,720	Arrow Electronics, Inc.[a]	427,302
32,620	Atmel Corporation[a]	263,570
10,770	Avnet, Inc.	446,955
3,350	Belden, Inc.	214,467
9,350	Broadridge Financial Solutions, Inc.	389,241
22,630	Cadence Design Systems, Inc.[a,b]	389,462
12,550	CDK Global, Inc.[a]	383,905
8,350	Ciena Corporation[a]	139,612
6,750	Cognex Corporation[a]	271,822
3,400	CommVault Systems, Inc.[a]	171,360
17,150	Compuware Corporation	181,961
3,700	Concur Technologies, Inc.[a]	469,234
7,850	Convergys Corporation	139,887
4,700	Conversant, Inc.[a]	160,975
7,150	CoreLogic, Inc.[a]	193,550
9,350	Cree, Inc.[a,b]	382,882
11,400	Cypress Semiconductor Corporation	112,575
5,030	Diebold, Inc.[b]	177,660
2,410	DST Systems, Inc.	202,247
4,150	Equinix, Inc.[a]	881,792
3,050	FactSet Research Systems, Inc.	370,666
2,500	Fair Isaac Corporation	137,750
9,350	Fairchild Semiconductor International, Inc.[a]	145,206
3,250	FEI Company	245,115
10,700	Fortinet, Inc.[a]	270,336
6,950	Gartner, Inc.[a]	510,617
5,250	Global Payments, Inc.	366,870
8,550	Informatica Corporation[a]	292,752
12,150	Ingram Micro, Inc.[a]	313,592
11,450	Integrated Device Technology, Inc.[a]	182,627
3,150	InterDigital, Inc.	125,433
5,550	International Rectifier Corporation[a]	217,782
10,050	Intersil Corporation	142,810
3,050	Itron, Inc.[a]	119,895
6,510	Jack Henry & Associates, Inc.	362,347

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (90.0%)	Value
Information Technology (15.4%) - continued
18,000	JDS Uniphase Corporation[a]	$230,400
6,650	Knowles Corporation[a]	176,225
4,875	Leidos Holdings, Inc.	167,359
4,800	Lexmark International, Inc.	204,000
7,520	Mentor Graphics Corporation	154,122
7,812	National Instruments Corporation	241,625
13,050	NCR Corporation[a]	436,000
4,350	NeuStar, Inc.[a,b]	108,011
3,340	Plantronics, Inc.	159,585
10,690	Polycom, Inc.[a]	131,327
9,200	PTC, Inc.[a]	339,480
9,250	Rackspace Hosting, Inc.[a]	301,088
22,390	RF Micro Devices, Inc.[a,b]	258,381
12,450	Riverbed Technology, Inc.[a]	230,885
7,440	Rovi Corporation[a]	146,903
3,164	Science Applications International Corporation	139,944
5,290	Semtech Corporation[a]	143,623
3,100	Silicon Laboratories, Inc.[a]	125,984
14,700	Skyworks Solutions, Inc.	853,335
5,200	Solarwinds, Inc.[a]	218,660
5,350	Solera Holdings, Inc.	301,526
19,550	SunEdison, Inc.[a,b]	369,104
12,130	Synopsys, Inc.[a]	481,500
2,980	Tech Data Corporation[a]	175,403
15,900	Teradyne, Inc.	308,301
11,800	TIBCO Software, Inc.[a]	278,834
20,250	Trimble Navigation, Ltd.[a]	617,625
2,200	Ultimate Software Group, Inc.[a]	311,322
8,750	VeriFone Systems, Inc.[a]	300,825
10,520	Vishay Intertechnology, Inc.	150,331
3,000	WEX, Inc.[a]	330,960
3,900	Zebra Technologies Corporation[a]	276,783

	Total	20,585,527

Materials (6.8%)
6,120	Albemarle Corporation	360,468
5,100	AptarGroup, Inc.	309,570
5,600	Ashland, Inc.	582,960
5,040	Cabot Corporation	255,881
4,100	Carpenter Technology Corporation	185,115
12,050	Cliffs Natural Resources, Inc.[b]	125,079
9,100	Commercial Metals Company	155,337
2,600	Compass Minerals International, Inc.	219,128
5,570	Cytec Industries, Inc.	263,405
5,050	Domtar Corporation	177,407
3,900	Eagle Materials, Inc.	397,137
2,600	Greif, Inc.	113,906
10,950	Louisiana-Pacific Corporation[a]	148,810
2,660	Minerals Technologies, Inc.	164,149
850	NewMarket Corporation	323,867
6,150	Olin Corporation	155,287
7,650	Packaging Corporation of America	488,223
7,200	PolyOne Corporation	256,176
3,304	Rayonier Advanced Materials, Inc.[b]	108,735

Shares	Common Stock (90.0%)	Value
Materials (6.8%) - continued
6,050	Reliance Steel & Aluminum Company	$413,820
11,200	Rock-Tenn Company	532,896
5,050	Royal Gold, Inc.	327,947
10,400	RPM International, Inc.	476,112
3,450	Scotts Miracle-Gro Company	189,750
3,780	Sensient Technologies Corporation	197,883
3,400	Silgan Holdings, Inc.	159,800
7,930	Sonoco Products Company	311,570
18,650	Steel Dynamics, Inc.	421,676
3,000	Timkensteel Corporation	139,470
11,250	United States Steel Corporation[b]	440,662
6,010	Valspar Corporation	474,730
3,950	Worthington Industries, Inc.	147,019

	Total	9,023,975

Telecommunications Services (0.5%)
7,695	Telephone & Data Systems, Inc.	184,372
10,750	TW Telecom, Inc.[a]	447,308

	Total	631,680

Utilities (4.2%)
8,650	Alliant Energy Corporation	479,297
13,832	Aqua America, Inc.	325,467
7,850	Atmos Energy Corporation	374,445
3,450	Black Hills Corporation	165,186
4,700	Cleco Corporation	226,305
12,013	Great Plains Energy, Inc.	290,354
8,030	Hawaiian Electric Industries, Inc.[b]	213,196
3,880	IDACORP, Inc.	208,007
15,225	MDU Resources Group, Inc.	423,407
6,550	National Fuel Gas Company	458,435
15,530	OGE Energy Corporation	576,318
4,100	ONE Gas, Inc.	140,425
6,225	PNM Resources, Inc.	155,065
13,700	Questar Corporation	305,373
13,500	UGI Corporation	460,215
6,390	Vectren Corporation	254,961
10,120	Westar Energy, Inc.[b]	345,294
4,060	WGL Holdings, Inc.	171,007

	Total	5,572,757

	Total Common Stock (cost $82,105,292)	119,865,212

Shares	Collateral Held for Securities Loaned (5.3%)	Value
7,097,475	Thrivent Cash Management Trust	7,097,475

	Total Collateral Held for Securities Loaned (cost $7,097,475)	7,097,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (10.3%)[c]	Value
	Federal Home Loan Bank Discount Notes
700,000	0.079%, 10/29/2014[d]	$699,957
	Thrivent Cash Management Trust
13,075,565	0.050%	13,075,565

	Total Short-Term Investments (at amortized cost)	13,775,522

	Total Investments (cost $102,978,289) 105.6%	$140,738,209

	Other Assets and Liabilities, Net (5.6%)	(7,480,465)

	Total Net Assets 100.0%	$133,257,744

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2014, $699,957 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$41,169,777
Gross unrealized depreciation	(3,409,857)

Net unrealized appreciation (depreciation)	$37,759,920

Cost for federal income tax purposes	$102,978,289

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	16,354,620	16,354,620	–	–
Consumer Staples	3,777,144	3,777,144	–	–
Energy	6,336,132	6,336,132	–	–
Financials	26,667,657	26,667,657	–	–
Health Care	11,632,528	11,632,528	–	–
Industrials	19,283,192	19,283,192	–	–
Information Technology	20,585,527	20,585,527	–	–
Materials	9,023,975	9,023,975	–	–
Telecommunications Services	631,680	631,680	–	–
Utilities	5,572,757	5,572,757	–	–
Collateral Held for Securities Loaned	7,097,475	7,097,475	–	–
Short-Term Investments	13,775,522	13,075,565	699,957	–

Total	$140,738,209	$140,038,252	$699,957	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	624,558	624,558	–	–

Total Liability Derivatives	$624,558	$624,558	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	99	December 2014	$14,142,018	$13,517,460	($624,558)
Total Futures Contracts					($624,558)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Mid Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$8,155,102	$23,840,849	$24,898,476	7,097,475	$7,097,475	$50,455
Cash Management Trust- Short Term Investment	4,174,053	16,183,356	7,281,844	13,075,565	13,075,565	3,220
Total Value and Income Earned	12,329,155				20,173,040	53,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (86.5%)	Value
Australia (3.4%)
93,598	Amcom Telecommunications, Ltd.	$156,310
741,334	Arrium, Ltd.	236,262
741,334	Arrium, Ltd. Rights[a]	649
148,435	AWE, Ltd.[a]	238,131
138,501	BC Iron, Ltd.	195,469
2,375,087	Beach Energy, Ltd.	2,926,974
355,361	BHP Billiton, Ltd.	10,473,729
24,841	BT Investment Management, Ltd.	133,627
37,267	Cabcharge Australia, Ltd.	177,826
614,645	Challenger, Ltd.	3,824,882
97,019	Charter Hall Group	346,981
159,049	Cover-More Group, Ltd.	303,648
1,224,575	CSR, Ltd.	3,568,135
11,984	Domino’s Pizza Enterprises, Ltd.	274,649
254,078	Downer EDI, Ltd.	979,893
94,724	Drillsearch Energy, Ltd.[a]	106,983
399,439	DuluxGroup, Ltd.	1,941,459
625,320	Echo Entertainment Group, Ltd.	1,792,052
56,226	G8 Education, Ltd.	251,424
15,447	GUD Holdings, Ltd.	91,383
72,654	Hills, Ltd.	84,286
210,583	iiNet, Ltd.	1,498,336
1,785,575	Incitec Pivot, Ltd.	4,229,693
66,112	Independence Group NL	234,284
508,821	Investa Office Fund	1,491,463
7,443	Invocare, Ltd.	71,308
27,249	Karoon Gas Australia, Ltd.[a]	83,008
147,446	M2 Telecommunications Group, Ltd.	981,426
90,893	Macquarie Group, Ltd.	4,573,682
15,605	Monadelphous Group, Ltd.	174,289
1,097,425	Mount Gibson Iron, Ltd.	521,669
43,392	Northern Star Resources, Ltd.	47,323
154,016	NRW Holdings, Ltd.	115,857
152,796	Orica, Ltd.	2,521,695
18,810	Premier Investment, Ltd.	169,041
94,518	Ramsay Health Care, Ltd.	4,141,792
71,627	RCR Tomlinson, Ltd.	201,075
44,389	Sandfire Resources NL	226,502
72,098	Shopping Centres Australasia Property Group	105,971
127,727	Sigma Pharmaceuticals, Ltd.	88,179
4,527	Sirtex Medical, Ltd.	86,954
43,239	Slater & Gordon, Ltd.	232,213
260,420	Spark Infrastructure Group	419,512
14,242	Village Roadshow, Ltd.	88,170
207,932	Woolworths, Ltd.	6,226,327

	Total	56,634,521

Austria (0.7%)
176,818	AMS AG	6,685,341
51,688	CA Immobilien Anlagen AGa	1,029,220
4,449	Flughafen Wien Aktiengesellschaft	371,495
10,353	Osterreichische Post AG	496,512
84,690	Voestalpine AG	3,344,345

	Total	11,926,913

Belgium (0.7%)
88,461	Anheuser-Busch InBev NV	9,810,188
2,511	Befimmo SA	186,455

Shares	Common Stock (86.5%)	Value
Belgium (0.7%) - continued
19,585	bpost SA	$467,529
4,957	Compagnie Maritime Belge	103,223
7,656	Euronav SAa	86,717
23,656	Exmar NV	363,790
8,465	Kinepolis Group NV	325,511
10,669	Melexis NV	486,400

	Total	11,829,813

Bermuda (0.8%)
228,169	Catlin Group, Ltd.	1,923,914
7,402	Hoegh LNG Holdings, Ltd.[a]	113,195
176,675	Jardine Matheson Holdings, Ltd.	10,527,847
1,904,000	Pacific Basin Shipping, Ltd.[a]	1,027,271

	Total	13,592,227

Brazil (1.2%)
185,652	Banco Bradesco SA ADR	2,645,541
121,800	BR Properties SA	641,904
3,300	Companhia Paranaense de Energia	45,123
404,800	Embraer SA	3,983,916
193,200	Even Construtora e Incorporadora SA	428,588
34,300	Iochpe-Maxion SA	233,735
37,849	Lojas Renner SA	1,094,455
47,962	Multiplan Empreendimentos Imobiliarios SA	980,500
56,900	Natura Cosmeticos SA	864,745
142,120	Oi SAa	101,027
311,950	Petroleo Brasileiro SA ADR[b]	4,426,570
110,500	Souza Cruz SA	888,876
89,000	Ultrapar Participacoes SA ADR	1,879,680
133,490	Vale SA ADR[b]	1,469,725
72,900	WEG SA	852,672

	Total	20,537,057

Canada (3.3%)
170,181	Alimentation Couche-Tard, Inc.	5,441,476
73,581	Baytex Energy Corporation[b]	2,782,406
168,954	Brookfield Asset Management, Inc.	7,585,166
51,740	Canadian Imperial Bank of Commerce[b]	4,647,106
108,146	Canadian National Railway Company	7,677,743
192,251	Canadian Natural Resources, Ltd.	7,468,941
50,037	Entertainment One, Ltd.	256,330
61,686	Magna International, Inc.	5,854,923
45,616	Open Text Corporation	2,523,248
65,874	Royal Bank of Canada	4,708,437
136,364	Saputo, Inc.	3,814,710
55,958	Suncor Energy, Inc.	2,025,071

	Total	54,785,557

Chile (0.1%)
1,759,676	Aguas Andinas SA	1,016,386
46,315	Banco Santander Chile SA ADR[b]	1,023,099

	Total	2,039,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (86.5%)	Value
China (1.5%)
2,808,000	Air China, Ltd.	$1,774,739
481,500	Anhui Conch Cement Company, Ltd.[b]	1,536,600
1,432,000	China Shenhua Energy Company, Ltd.	3,986,118
1,374,000	CNOOC, Ltd.	2,369,559
2,772,000	Dongfeng Motor Group Company, Ltd.	4,545,055
2,190,216	FIH Mobile, Ltd.[a]	1,138,704
234,000	Haitian International Holdings, Ltd.	530,748
3,237,725	Lenovo Group, Ltd.	4,822,570
3,764,000	PetroChina Company, Ltd.	4,824,145

	Total	25,528,238

Colombia (0.2%)
63,619	Bancolombia SA ADR[b]	3,608,470

	Total	3,608,470

Cyprus (<0.1%)
49,822	Globaltrans Investment plc	418,505

	Total	418,505

Czech Republic (0.4%)
48,882	CEZ AS	1,486,065
20,522	Komercni Banka AS	4,881,277

	Total	6,367,342

Denmark (1.3%)
1,818	A P Moller - Maersk AS	4,306,559
6,851	Aktieselskabet Schouw & Company	279,992
348,425	Danske Bank AS	9,445,010
5,735	Jyske Bank ASa	309,262
47,093	Novo Nordisk AS	2,242,182
27,814	Pandora AS	2,171,626
14,653	Royal Unibrew ASa	2,433,721
8,120	Zealand Pharma ASa	94,790

	Total	21,283,142

Faroe Islands (<0.1%)
34,618	Bakkafrost PF	744,330

	Total	744,330

Finland (0.4%)
9,920	Citycon OYJ	33,077
15,119	Cramo OYJ	213,338
67,733	Orion OYJ	2,644,696
19,156	Ramirent OYJ	150,295
38,276	Sponda OYJ	172,539
419,528	Stora Enso OYJ[b]	3,480,675
2,247	Tieto OYJ	56,613

	Total	6,751,233

France (5.9%)
9,693	ABC Arbitrage	57,173
63,450	Air France-KLM[a]	594,169
10,513	Altamir	151,375
11,793	Assystem	248,168

Shares	Common Stock (86.5%)	Value
France (5.9%) - continued
603,335	AXA SA	$14,861,769
6,441	Boiron SA	538,234
4,123	Bourbon SA	111,755
172,573	Cap Gemini SA	12,375,897
6,200	Cegid Group	231,718
56,950	Christian Dior SAb	9,540,545
258,552	Compagnie de Saint-Gobain	11,813,690
23,187	Etablissements Maurel et Prom	326,286
3,784	Euler Hermes Group	403,893
396,125	GDF Suez[b]	9,935,050
21,178	Ingenico	2,162,812
9,715	Innate Pharma SAa	94,716
24,073	Ipsen SA	1,183,695
6,269	Korian Medica SA	236,637
40,756	Mercialys SA	888,753
4,904	Montupet SA	318,007
12,773	MPI	63,301
618,472	Natixis	4,255,061
26,262	Neopost SA	1,931,608
168,319	Orange SA	2,511,772
52,646	Orpea	3,271,212
14,913	Saft Groupe SA	507,441
1,959	Societe de la Tour Eiffel[a]	116,420
209,111	Technicolor SAa	1,364,034
68,958	Thales SA	3,670,112
147,000	Total SA	9,518,904
10,624	Valneva SEa	71,231
4,190	Vicat SA	271,283
77,689	Vinci SA	4,508,383

	Total	98,135,104

Germany (4.9%)
23,255	Allianz SE	3,754,119
11,686	Alstria Office REIT AGa	142,866
15,195	Aurelius AG	540,458
67,852	Balda AG	258,560
34,661	Bayer AG	4,822,697
3,043	Biotest AG	308,785
92,094	Borussia Dortmund GmbH & Company KGaA	519,252
11,207	Centrotec Sustainable AG	215,017
6,185	Comdirect Bank AG	63,887
20,525	Continental AG	3,888,014
3,927	CTS Eventim AG & Company KGaA	110,663
152,675	Daimler AG	11,659,382
6,864	Deutsche Beteiligungs AG	185,841
86,090	Deutsche Boerse AG	5,781,035
28,838	Deutsche EuroShop AG	1,246,054
194,102	Deutsche Post AG	6,187,044
70,661	Duerr AG	5,127,802
17,467	Gerresheimer AG	1,129,982
11,050	Grammer AG	425,280
35,648	Hochtief AG	2,446,555
6,498	Homag Group AG	222,228
2,766	Leoni AG	150,131
11,267	MorphoSys AGa	1,099,238
1,643	Nemetschek AG	158,199
37,668	Nordex SEa	687,997
3,319	Patrizia Immobilien AGa	44,438
1,713	R. Stahl AB	85,896

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (86.5%)	Value
Germany (4.9%) - continued
122,664	Rhoen-Klinikum AG	$3,712,755
34,973	SAF-Holland SA	429,315
8,672	SAP SE ADR[b]	625,858
39,989	Siemens AG	4,758,398
14,104	Sixt SE	452,041
49,604	Suedzucker AG	775,136
47,097	Symrise AG	2,501,781
15,132	Takkt AG	257,796
388,200	ThyssenKrupp AGa	10,135,015
130,957	TUI AG	1,950,175
90,271	United Internet AG	3,832,775
1,141	Wacker Chemie AG	137,435
4,109	Wacker Neuson SE	78,258

	Total	80,908,158

Hong Kong (3.2%)
530,800	AIA Group, Ltd.	2,739,323
859,000	BOC Hong Kong (Holdings), Ltd.	2,734,533
482,000	Brightoil Petroleum Holdings, Ltd.[a]	150,375
167,000	Cheung Kong Holdings, Ltd.	2,747,140
880,300	China Mobile, Ltd.	10,301,710
34,000	Chow Sang Sang Holdings International, Ltd.	80,996
34,400	Dah Sing Banking Group, Ltd.	61,356
115,200	Dah Sing Financial Holdings, Ltd.	699,493
147,409	Dickson Concepts, Ltd.	79,923
205,000	Emperor Entertainment Hotel, Ltd.	56,078
198,000	Emperor International Holdings, Ltd.	42,866
197,100	Esprit Holdings, Ltd.	254,812
44,000	Great Eagle Holdings, Ltd.	149,274
4,796,725	Guangzhou Automobile Group Company, Ltd.	4,634,499
228,000	Guotai Junan International Holdings, Ltd.	156,693
96,000	Haitong International Securities Group, Ltd.	55,153
365,000	Hang Lung Group, Ltd.	1,808,460
1,268,000	HKT Trust and HKT, Ltd.	1,531,754
681,900	Hutchison Whampoa, Ltd.	8,243,221
21,000	Luk Fook Holdings International, Ltd.	61,081
3,973,647	New World Development Company, Ltd.	4,629,074
730,000	NewOcean Energy Holdings, Ltd.	363,740
3,613,000	PCCW, Ltd.	2,270,674
433,000	Samson Holding, Ltd.	57,447
251,000	Shenzhou International Group Holdings, Ltd.	806,985
1,044,000	Shun Tak Holdings, Ltd.	512,429
1,358,500	Sinotruk Hong Kong, Ltd.	737,321
250,000	Sunlight Real Estate Investment Trust	100,779
113,000	Swire Pacific, Ltd., Class A	1,454,581
340,000	Swire Pacific, Ltd., Class B	819,915
78,700	Swire Properties, Ltd.	245,209
1,066,000	Truly International Holdings, Ltd.	611,127
572,000	United Laboratories International Holdings[a]	430,755

Shares	Common Stock (86.5%)	Value
Hong Kong (3.2%) - continued
54,300	VTech Holdings, Ltd.	$669,934
467,000	Weichai Power Company, Ltd.	1,687,945
410,000	Wheelock and Company, Ltd.	1,955,737

	Total	53,942,392

Hungary (0.2%)
145,411	OTP Bank Nyrt	2,462,066
82,000	Richter Gedeon Nyrt	1,280,549

	Total	3,742,615

India (0.9%)
7,344	Grasim Industries, Ltd.	421,053
8,000	Grasim Industries, Ltd. GDR	458,560
35,500	Hero Motocorp, Ltd.	1,628,470
122,000	Hindustan Unilever, Ltd.	1,470,376
150,741	Housing Development Finance Corporation	2,569,184
25,000	ICICI Bank, Ltd.	579,676
10,400	ICICI Bank, Ltd. ADR	510,640
26,000	Infosys, Ltd.	1,580,141
16,504	Infosys, Ltd. ADR[b]	998,327
299,542	ITC, Ltd.	1,791,800
42,501	Reliance Industries, Ltd. GDR[c]	1,296,281
20,696	Ultra Tech Cement, Ltd.	880,189
4,570	Ultra Tech Cement, Ltd. GDR	194,732

	Total	14,379,429

Indonesia (0.4%)
3,676,000	Astra International Tbk PT	2,124,052
772,700	Bank Mandiri Persero Tbk PT	639,027
1,217,800	Bank Rakyat Indonesia Persero Tbk PT	1,041,055
928,700	Indo Tambangraya Megah Tbk PT	1,975,491
946,000	United Tractors Tbk PT	1,544,847

	Total	7,324,472

Ireland (0.2%)
84,522	Beazley plc	371,675
39,019	DCC plc	2,159,989
43,839	Grafton Group plc	443,090
276,620	Henderson Group plc	903,168

	Total	3,877,922

Israel (0.5%)
616,273	Israel Chemicals, Ltd.	4,426,984
72,373	Teva Pharmaceutical Industries, Ltd. ADR	3,890,049

	Total	8,317,033

Italy (3.7%)
904,661	A2A SPA	894,319
15,760	Acea SpA	191,295
53,587	Ascopiave SPA	121,830
495,560	Assicurazioni Generali SPA	10,390,512
40,607	ASTM SPA	543,701
71,089	Banca Generali SPA	1,873,054
26,925	Banca IFIS SPA	531,580
1,645,538	Banca Popolare di Milano SCRL[a]	1,318,207
650,044	Beni Stabili SPA	456,479
650,044	Beni Stabili SPA, Rights[a]	13,547

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (86.5%)	Value
Italy (3.7%) - continued
14,826	Brembo SPA	$484,346
14,469	Cairo Communication SPA	101,427
82,254	Cementir Holding SpA	489,860
3,273	Cosmo Pharmaceuticals SPA	532,382
56,534	Credito Emiliano SPA	465,626
9,208	De’Longhi	184,509
863,925	Enel SPA	4,570,288
537,822	Eni SPA[b]	12,760,555
75,894	ERG SPA	935,099
501,734	Hera SPA	1,328,274
40,569	Immobiliare Grande Distribuzione SPA	33,958
40,569	Immobiliare Grande Distribuzione SPA, Rights	8,685
65,289	Indesit Company SPA[a]	878,572
12,432	Industria Macchine Automatiche SPA	411,291
5,308,025	Intesa Sanpaolo SPA	16,023,561
489,963	IREN SpA	614,363
2,856	Italmobiliare SPA	55,913
301,349	Recordati SPA	4,928,624
2,455	Reply SPA	191,616
10,717	Societa Cattolica di Assicurazioni SCRL	186,527
10,315	Societa Iniziative Autostradali e Servizi SPA	110,582

	Total	61,630,582

Japan (15.3%)
37,000	77 Bank, Ltd.	194,989
33	Advance Residence Investment Corporation	76,744
102,400	Alpine Electronics, Inc.	1,690,779
11,600	AOKI Holdings, Inc.	133,501
77,700	Aoyama Trading Company, Ltd.	1,810,923
6,900	Asahi Diamond Industrial Company, Ltd.	99,907
109,400	Asahi Group Holdings, Ltd.	3,164,524
6,000	ASKA Pharmaceutical Company, Ltd.	77,105
105,738	Avex Group Holdings, Inc.	1,603,013
194,800	Bandai Namco Holdings, Inc.	5,011,474
183,100	Bridgestone Corporation	6,056,022
122,700	Brother Industries, Ltd.	2,267,511
3,200	C.Uyemura & Company, Ltd.	164,851
96,000	Calsonic Kansei Corporation	522,262
25,300	Canon Marketing Japan, Inc.	487,373
25,400	Capcom Company, Ltd.	398,670
23,200	Century Tokyo Leasing Corporation	617,108
15,200	Chiyoda Integre Company, Ltd.	208,948
38,000	Chugoku Marine Paints, Ltd.	285,571
62,700	CKD Corporation	569,565
385,000	Clarion Company, Ltd.[a]	1,686,922
9,000	Colowide Company, Ltd.	106,058
25,100	COMSYS Holdings Corporation	433,244
31,000	Daido Metal Company, Ltd.	403,123
127,000	Daihen Corporation	493,768
24,689	Daiichikosho Company, Ltd.	663,712
9,000	Daiwa Industries, Ltd.	68,094
1,052,151	Daiwa Securities Group, Inc.	8,344,269

Shares	Common Stock (86.5%)	Value
Japan (15.3%) - continued
8,000	Denki Kogyo Company, Ltd.	$45,778
368,000	DIC Corporation	827,173
4,200	Disco Corporation	285,608
23,100	Doutor Nichires Holdings Company, Ltd.	366,064
11,000	DOWA Holdings Company, Ltd.	91,663
2,800	Dr. Ci:Labo Company, Ltd.	91,599
29,800	Eagle Industry Company, Ltd.	605,430
62,700	EDION Corporation	396,195
23,038	EIZO Corporation	531,319
16,253	EN-Japan, Inc.	315,713
8,300	Exedy Corporation	210,244
22,500	Ezaki Glico Company, Ltd.	775,908
46,575	Fancl Corporation	571,601
45,100	Foster Electric Company, Ltd.	649,389
40	Frontier Real Estate Investment Corporation	191,887
561,000	Fuji Electric Company, Ltd.	2,715,190
202,800	Fuji Heavy Industries, Ltd.	6,718,091
61,949	Fuji Machine Manufacturing Company, Ltd.	595,343
66,800	Fuji Oil Company, Ltd.	986,891
11,400	Fuji Soft, Inc.	278,225
114,039	Fujitsu General, Ltd.	1,400,856
248,000	Fujitsu, Ltd.	1,526,333
14,200	Funai Electric Company, Ltd.	145,712
9,500	Fuyo General Lease Company, Ltd.	371,271
254	Global One Real Estate Investment Corporation	716,717
25,400	G-Tekt Corporation	242,659
214,000	Hakuhodo Dy Holdings, Inc.	2,166,394
129	Hankyu REIT, Inc.	742,444
37,000	Hanwa Company, Ltd.	138,375
149,800	Hazama Ando Corporation	957,845
69,500	Hitachi Capital Corporation	1,671,376
6,600	Hitachi Koki Company, Ltd.	57,467
71,000	Hitachi Transport System, Ltd.	917,165
9,000	Hokkoku Bank, Ltd.	30,619
17,200	IBJ Leasing Company, Ltd.	400,396
4,200	Iriso Electronics Company, Ltd.	334,184
89,000	Ishihara Sangyo Kaisha, Ltd.[a]	72,982
91,100	IT Holdings Corporation	1,592,313
14,000	Iwatani Corporation	96,901
65,000	Jaccs Company, Ltd.	361,757
43,757	JAFCO Company, Ltd.	1,577,851
120,200	Japan Airlines Company, Ltd.	3,288,995
78,000	Japan Aviation Electronics Industry, Ltd.	1,779,188
30,200	Japan Communications, Inc.[a]	167,426
5,500	Japan Digital Laboratory Company, Ltd.	101,815
855	Japan Rental Housing Investments, Inc.	593,896
16,200	Japan Securities Finance Company, Ltd.	94,772
61,200	Japan Tobacco, Inc.	1,988,720
43,000	Japan Vilene Company, Ltd.	237,264
176,200	JTEKT Corporation	2,953,377
309,700	JVC Kenwood Corporation[a]	774,133
2,700	Kanematsu Electronics, Ltd.	35,772

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (86.5%)	Value
Japan (15.3%) - continued
98,100	Kao Corporation	$3,828,123
70,000	Kato Works Company, Ltd.	533,879
104,600	KDDI Corporation	6,292,342
27,800	Keihin Corporation	367,622
26,700	Kewpie Corporation	450,700
40,800	Kissei Pharmaceutical Company, Ltd.	1,023,013
74,900	KITZ Corporation	373,801
3,400	Kiyo Bank, Ltd.	48,485
1,473,000	Kobe Steel, Ltd.	2,392,108
55,359	Koei Tecmo Holdings Company, Ltd.	893,322
15,100	Komori Corporation	183,833
4,200	KOSE Corporation	178,708
49,000	Kurabo Industries, Ltd.	83,112
15,000	Kureha Corporation	73,927
216,700	Kuroda Electric Company, Ltd.	3,177,907
68,000	KYB Company, Ltd.	306,238
16,100	Kyokuto Securities Company, Ltd.	263,571
14,024	Kyoritsu Maintenance Company, Ltd.	569,737
9,800	Kyowa Exeo Corporation	127,286
331,365	LIXIL Group Corporation	7,069,341
7,600	MACNICA, Inc.	242,435
79,000	Maeda Road Construction Company, Ltd.	1,227,913
30,000	Makino Milling Machine Company, Ltd.	222,003
301,000	Marubeni Corporation[b]	2,059,711
7,477	Matsumotokiyoshi Holdings Company, Ltd.	220,686
24,200	Megmilk Snow Brand Company, Ltd.	316,301
22,400	Melco Holdings, Inc.	427,564
3,600	Micronics Japan Company ,Ltd.	202,323
164,000	Minebea Company, Ltd.	2,238,162
26,000	MIRAIT Holdings Corporation	301,019
31,100	MISUMI Group, Inc.	939,714
59,600	Mito Securities Company, Ltd.	216,822
338,400	Mitsubishi UFJ Financial Group, Inc.	1,907,126
1,057,000	Mitsui Engineering & Shipbuilding Company, Ltd.	2,380,580
25,200	Mitsui High-tec, Inc.	163,363
959,000	Mitsui O.S.K. Lines, Ltd.	3,064,126
12,000	Mitsui Sugar Company, Ltd.	40,180
11,000	Mizuno Corporation	58,289
136,000	Morinaga Milk Industry Company, Ltd.	436,605
511,270	MS and AD Insurance Group Holdings, Inc.	11,151,882
21,000	Musashi Seimitsu Industry Company, Ltd.	415,802
42,000	Nachi-Fujikoshi Corporation	307,152
2,700	Nakanishi, Inc.	99,395
25,000	NEC Networks & System Integration Corporation	565,024
16,000	Nifco, Inc.	493,463
4,000	Nifty Corporation	53,482
15,900	Nihon M&A Center, Inc.	461,271
140,000	NIPPO Corporation	2,566,040

Shares	Common Stock (86.5%)	Value
Japan (15.3%) - continued
63	Nippon Accommodations Fund, Inc.	$227,538
52,000	Nippon Flour Mills Company, Ltd.	251,626
16,000	Nippon Koei Company, Ltd.	65,427
197,200	Nippon Light Metal Holdings Company, Ltd.	284,096
136,000	Nippon Meat Packers, Inc.	2,887,652
32,000	Nippon Road Company, Ltd.	179,335
4,765,550	Nippon Sheet Glass Company[a]	5,257,644
246,800	Nippon Suisan Kaisha, Ltd.[a]	650,090
43,800	Nippon Telegraph & Telephone Corporation	2,716,226
41,000	Nippon Thompson Company, Ltd.	211,972
4,434,150	Nippon Yusen Kabushiki Kaisha	11,691,044
32,300	Nipro Corporation	268,256
16,000	Nishimatsu Construction Company, Ltd.	72,255
968,925	Nissan Motor Company, Ltd.	9,379,340
22,000	Nisshin Oillio Group, Ltd.	74,028
15,000	Nisshinbo Holdings, Inc.	126,134
96,000	Nissin Electric Company, Ltd.	570,672
17,700	Nissin Kogyo Company, Ltd.	291,501
154	Nomura Real Estate Office Fund, Inc.	705,025
71	Nomura Real Estate Residential Fund, Inc.	370,394
102,359	NS United Kaiun Kaisha, Ltd.	253,091
430,000	NTN Corporation	1,942,513
1,700	Okinawa Electric Power Company, Inc.	52,618
8,000	Okuma Corporation	63,940
65,600	OMRON Corporation	2,981,389
157	Orix JREIT, Inc.	197,362
223,000	Pacific Metals Company, Ltd.[a]	777,688
16,500	Paltac Corporation	201,914
2,900	Pilot Corporation	165,040
28,300	Pioneer Corporation[a]	77,805
15,700	Pocket Card Company, Ltd.	94,828
13,000	Pola Orbis Holdings, Inc.	510,085
75	Premier Investment Corporation	335,178
10,506	Riso Kagaku Corporation	340,442
122,599	ROHTO Pharmaceutical Company, Ltd.	1,644,163
18,700	Roland DG Corporation	770,401
7,200	Round One Corporation	43,263
37,000	Ryobi, Ltd.	107,957
6,400	Ryohin Keikaku Company, Ltd.	763,045
1,400	Ryosan Company, Ltd.	30,181
4,100	Saint Marc Holdings Company, Ltd.	206,999
14,800	Sakata Seed Corporation	188,587
4,800	San-A Company, Ltd.	159,947
149,000	Sankyu, Inc.	796,300
88,000	Sanwa Holdings Corporation	625,751
76,000	Sanyo Special Steel Company, Ltd.	280,671
215,000	Sapporo Holdings, Ltd.	826,767
17,200	Seikagaku Corporation	258,695
95,200	Seiko Epson Corporation	4,587,016
690	Sekisui House SI Investment Corporation	672,494

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (86.5%)	Value
Japan (15.3%) - continued
128,000	SENKO Company, Ltd.	$556,157
3,300	Seria Company, Ltd.	125,809
67,100	Shinko Electric Industries Company, Ltd.	488,951
311,000	Showa Denko KK	408,139
64,000	SMK Corporation	310,987
40,400	Sohgo Security Services Company, Ltd.	950,430
310,900	Sojitz Corporation	488,094
11,600	Star Micronics Company, Ltd.	170,524
937,890	Sumitomo Corporation[b]	10,351,604
10,200	Sumitomo Densetsu Company, Ltd.	135,232
642,000	Sumitomo Heavy Industries, Ltd.	3,615,959
71,000	Sumitomo Mitsui Financial Group, Inc.[b]	2,892,859
2,634,050	Sumitomo Mitsui Trust Holdings, Inc.	10,966,757
19,000	Sumitomo Seika Chemicals Company, Ltd.	108,779
8,200	Tachi-S Company, Ltd.	118,761
25,579	Taikisha, Ltd.	571,700
26,100	Tamron Company, Ltd.	501,510
4,500	TOCALO Company, Ltd.	93,603
21,000	Toei Company, Ltd.	108,961
11,000	Toho Zinc Company, Ltd.	41,882
20,900	Tokai Rubber Industries, Ltd.	184,814
15,100	Tokai Tokyo Financial Holdings, Inc.	103,844
117,300	Tokio Marine Holdings, Inc.	3,639,538
24,600	Tokyo Seimitsu Company, Ltd.	413,717
154	Tokyu REIT, Inc.	203,122
66	Top REIT, Inc.	289,100
8,300	Topre Corporation	118,075
2,600	Torii Pharmaceutical Company, Ltd.	72,034
4,100	Totetsu Kogyo Company, Ltd.	96,745
13,600	Towa Pharmaceutical Company, Ltd.	595,369
11,100	Toyo Construction Company, Ltd.	50,677
30,000	Toyo Engineering Corporation	128,580
159,000	Toyota Motor Corporation	9,355,431
5,800	TPR Company, Ltd.	139,843
14,700	ULVAC, Inc.[a]	185,004
31,900	Unipres Corporation	625,937
50,300	Wakita & Company, Ltd.	531,970
3,100	Warabeya Nichiyo Company, Ltd.	55,680
62,200	West Japan Railway Company	2,783,627
4,200	Yahagi Construction Company, Ltd.	31,066
35,500	Yokogawa Bridge Holdings Corporation	497,608
15,300	Yokohama Reito Company, Ltd.	113,350
8,100	Zeria Pharmaceutical Company, Ltd.	166,662

	Total	253,066,680

Jersey (0.7%)
40,736	Petra Diamonds, Ltd.[a]	125,606
157,371	Redefine International plc	131,387

Shares	Common Stock (86.5%)	Value
Jersey (0.7%) - continued
609,150	WPP plc	$12,203,342

	Total	12,460,335

Luxembourg (0.5%)
36,341	APERAM[a]	1,134,242
12,915	GAGFAH SAa	240,088
47,000	Tenaris SA ADR	2,140,850
165,976	Ternium SA ADR	3,991,723

	Total	7,506,903

Malaysia (0.6%)
1,550,697	CIMB Group Holdings Berhad	3,322,629
934,700	Genting Berhad	2,702,544
783,078	Malayan Banking Berhad	2,377,300
199,400	Public Bank Berhad	1,148,723

	Total	9,551,196

Mexico (0.8%)
4,352,100	America Movil SAB de CV	5,486,099
172,000	Consorcio ARA SAB de CVa	78,249
28,500	Fomento Economico Mexicano SAB de CV ADR	2,623,425
9,500	Grupo Aeroportuario del Sureste SAB de CV ADR	1,220,655
359,094	Grupo Financiero Banorte SAB de CV ADR	2,299,667
259,000	Organizacion Soriana SAB de CV	860,280

	Total	12,568,375

Netherlands (3.0%)
14,993	Aalberts Industries NV	388,176
1,987,075	Aegon NV	16,362,074
4,864	ASM International NV	176,620
65,075	ASML Holding NV	6,445,621
49,730	BE Semiconductor Industries NV	878,544
46,826	BinckBank NV	466,192
6,123	Brunel International NV	140,227
8,073	Eurocommercial Properties NV	355,512
81,575	Heineken NV	6,092,386
186,075	Koninklijke DSM NV	11,473,172
20,952	Nutreco NV	761,402
408,722	PostNL NVa	1,761,202
200,812	TomTom NVa	1,599,342
43,598	Unilever NV	1,730,202
7,789	Vastned Retail NV	356,527
20,354	Wereldhave NV	1,675,789

	Total	50,662,988

New Zealand (0.1%)
808,792	Air New Zealand, Ltd.	1,226,528
71,233	Summerset Group Holdings, Ltd.	157,806

	Total	1,384,334

Norway (0.8%)
10,476	Austevoll Seafood ASA	69,796
22,173	Borregaard ASA	127,349
43,996	BW LPG, Ltd.[c]	555,314
11,545	Cermaq ASA	173,856
120,688	DnB ASA	2,258,566
69,381	DNO International ASA[a]	217,249

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (86.5%)	Value
Norway (0.8%) - continued
35,251	Kongsberg Automotive ASA[a]	$36,695
11,311	Leroy Seafood Group ASA	435,733
100,100	Marine Harvest ASA	1,400,058
29,086	SalMar ASA	513,255
31,712	SpareBank 1 SMN	292,500
153,656	Statoil ASA	4,183,404
64,158	Yara International ASA	3,221,506

	Total	13,485,281

Panama (<0.1%)
6,375	Copa Holdings SA	683,974

	Total	683,974

Peru (0.1%)
130,240	Cia de Minas Buenaventura SA ADR	1,508,179

	Total	1,508,179

Philippines (0.2%)
2,281,000	Ayala Land, Inc.	1,777,374
601,270	Bank of the Philippine Islands	1,313,226

	Total	3,090,600

Poland (0.5%)
47,499	Bank Handlowy w Warszawie SA	1,788,753
77,525	Bank Pekao SA	4,532,696
52,328	Grupa Lotos SAa	444,402
425,537	Orange Polska SA	1,494,126

	Total	8,259,977

Portugal (0.1%)
6,184,256	Banco Espirito Santo SAa,d	781
77,346	Jeronimo Martins SGPS SA	851,138
76,064	Portucel SA	302,721
28,399	Redes Energeticas Nacionais SGPS SA	95,681

	Total	1,250,321

Russia (0.6%)
46,500	Lukoil ADR	2,368,773
5,851	Magnit OJSC[a]	1,465,853
325,026	Novolipetsk Steel OJSC GDR	4,715,357
90,291	Phosagro OAO	1,006,961
80,080	Sberbank Of Russia ADR	629,737

	Total	10,186,681

Singapore (1.0%)
5,888	Cape Plc	27,061
344,000	DBS Group Holdings, Ltd.	4,961,351
1,118,000	Ezra Holdings, Ltd.	857,659
64,000	Ho Bee Land, Ltd.	100,777
170,000	Indofood Agri Resources, Ltd.	110,468
1,006,565	Keppel Corporation, Ltd.	8,279,363
525,000	Mapletree Logistics Trust[a]	475,426
6,310	REC Solar ASA[a]	79,715
20,000	Venture Corporation, Ltd.	119,239
167,000	Wing Tai Holdings, Ltd.	230,838

Shares	Common Stock (86.5%)	Value
Singapore (1.0%) - continued
1,921,000	Yangzijiang Shipbuilding Holdings, Ltd.	$1,775,037

	Total	17,016,934

South Africa (0.3%)
89,193	AngloGold Ashanti, Ltd. ADR[a]	1,070,316
61,643	Barclays Africa Group, Ltd.	840,432
120,589	Impala Platinum Holdings, Ltd.[a]	927,790
80,584	Massmart Holdings, Ltd.	875,443
146,190	Reunert, Ltd.	767,642
197,000	Truworths International, Ltd.	1,184,825

	Total	5,666,448

South Korea (3.1%)
5,401	E-Mart Company, Ltd.	1,180,201
15,270	Hyundai Department Store Company, Ltd.	2,319,822
31,728	Hyundai Heavy Industries Company, Ltd.	4,122,698
18,712	Hyundai Mobis	4,555,463
29,739	Hyundai Motor Company	5,358,171
187,980	KB Financial Group, Inc.	6,852,983
11,115	LG Chem, Ltd.	2,690,513
32,500	POSCO	9,996,769
31,098	POSCO ADR	2,360,338
3,443	Samsung Electronics Company, Ltd.	3,856,186
27,537	Samsung Heavy Industries Company, Ltd.	657,037
25,378	Samsung Life Insurance Company, Ltd.	2,548,418
65,515	Shinhan Financial Group Company, Ltd.	3,016,089
8,662	Shinsegae Company, Ltd.	1,798,780

	Total	51,313,468

Spain (2.5%)
97,627	Abengoa SA	544,705
108,190	Abengoa SA B shares	570,113
14,167	Acciona SAa	1,057,519
96,666	Actividades de Construccion y Servicios SA	3,705,182
1,201,825	Banco Popular Espanol SAb	7,330,339
1,201,825	Banco Popular Espanol SA, Rights[a,b]	16,698
1,033,405	Banco Santander SA	9,893,491
139,313	Bankinter SA	1,177,719
68,748	Gamesa Corporacion Tecnologia SAa	755,619
138,147	Gas Natural SDG SA	4,063,850
1,248,971	Iberdrola SA	8,927,562
370,778	International Consolidated Airlines Group SAa	2,205,144
8,997	Let’s GOWEX SAa,d	1
397,357	Liberbank SAa	383,901
98,190	NH Hotel Group SAa	478,984
9,356	Papeles y Cartones de Europa SA	53,671
12,431	Prosegur Compania de Seguridad SA	77,105

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (86.5%)	Value
Spain (2.5%) - continued
192,478	Sacyr SAa	$1,031,650

	Total	42,273,253

Sweden (2.3%)
8,260	B&B Tools Aktiebolag	162,258
26,062	Bilia AB	698,051
7,738	BioGaia AB	173,719
174,753	Boliden AB	2,821,624
41,245	Castellum AB	626,330
2,631	Clas Ohlson AB	44,573
77,574	Fabege AB	985,185
36,110	Fastighets AB Balder[a]	458,033
29,962	Haldex AB	346,691
4,221	Hexpol AB	336,077
3,962	Hufvudstaden AB	49,238
13,642	Industrial and Financial Systems	415,915
116,942	Investor AB	4,117,486
53,975	JM AB	1,720,944
34,609	Klovern AB	166,543
21,444	Kungsleden AB	127,024
21,444	Kungsleden AB, Rights[a]	7,727
102,479	Loomis AB	2,921,726
102,872	Meda AB	1,441,641
91,622	NCC AB	3,032,797
7,211	Net Entertainment NE ABa	191,977
53,879	Nobia AB	468,529
25,822	Nolato AB	585,074
70,495	SAS ABa	124,254
263,664	Skandinaviska Enskilda Banken AB	3,507,954
1,096,790	Volvo AB	11,866,063
16,175	Wallenstam AB	244,574
16,976	Wihlborgs Fastigheter AB	291,224

	Total	37,933,231

Switzerland (7.8%)
52,079	Actelion, Ltd.	6,099,807
192,540	Adecco SA	13,015,885
36,326	Aryzta AGa	3,130,144
18,382	Ascom Holding AG	257,012
5,296	Autoneum Holding AGa	828,280
3,147	Bossard Holding AGa	326,299
372,004	Credit Suisse Group AG	10,291,736
218	Forbo Holding AG	222,750
564	Galenica AG	496,358
1,249	Georg Fischer AG	733,214
5,282	Givaudan SAa	8,419,503
3,992	Helvetia Holding AG	1,933,035
127,183	Holcim, Ltd.[a]	9,252,782
7,315	Implenia AG	399,090
2,149	Inficon Holding AGa	655,032
324	Kaba Holding AGa	150,438
3,247	Komax Holding AGa	464,373
23,507	Kudelski SA	305,463
822	Lindt & Spruengli AG	4,107,847
140,780	Logitech International SAa	1,802,693
183,421	Nestle SA	13,479,798
24,601	Nobel Biocare Holding AGa	435,076
204,044	Novartis AG	19,214,494
16,623	PSP Swiss Property AGa	1,393,650
90,539	Roche Holding AG - Genusschein	26,736,447

Shares	Common Stock (86.5%)	Value
Switzerland (7.8%) - continued
9,512	Schweizerische National- Versicherungs-Gesellschaft AG	$829,069
1,235	Siegfried Holding AGa	183,482
763	Sika AG	2,638,206
3,038	Straumann Holding AG	686,391
560	Tecan Group AG	58,780
9,457	U-Blox AGa	1,164,046
6,445	Zehnder Group AG	248,900

	Total	129,960,080

Taiwan (0.7%)
597,000	Advanced Semiconductor Engineering, Inc.	697,329
62,000	Asustek Computer, Inc.	591,627
275,675	Chicony Electronics Company, Ltd.	824,530
542,000	Chipbond Technology Corporation	993,156
1,762,000	Compal Electronics, Inc.	1,318,170
692,000	Mega Financial Holding Company, Ltd.	567,133
234,000	Novatek Microelectronics Corporation	1,154,834
100,000	Richtek Technology Corporation	508,197
209,000	Taiwan Life Insurance Company, Ltd.[a]	134,950
290,300	Taiwan Mobile Company, Ltd.	880,285
916,951	Taiwan Semiconductor Manufacturing Company, Ltd.	3,650,499
42,944	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	866,610
146,000	Vanguard International Semiconductor Corporation	213,221

	Total	12,400,541

Thailand (2.1%)
947,225	Bangkok Bank pcl[b]	6,125,868
187,100	Bangkok Bank Public Company, Ltd.	1,175,514
250,200	Kasikornbank pcl	1,809,640
17,052,915	Krung Thai Bank pcl[b]	12,430,926
178,100	PTT Exploration & Production pcl	877,362
509,125	PTT pcl	5,645,673
133,600	Siam Cement pcl	1,851,243
361,500	Siam Commercial Bank pcl	2,025,049
2,115,600	Thai Oil pcl	3,353,910

	Total	35,295,185

Turkey (0.3%)
522,982	Akbank TAS	1,703,966
55,340	BIM Birlesik Magazalar AS	1,158,555
53,680	Ford Otomotiv Sanayi AS	616,354
327,000	Turkiye Garanti Bankasi AS	1,149,328

	Total	4,628,203

United Kingdom (8.6%)
23,842	Abcam plc	155,475
169,033	Amlin plc	1,186,012
78,894	Ashmore Group plc	391,321
50,629	AstraZeneca plc	3,628,195

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (86.5%)	Value
United Kingdom (8.6%) - continued
1,449,350	BAE Systems plc	$11,031,907
29,919	Bank of Georgia Holdings plc	1,188,360
179,364	Bellway plc	4,533,490
44,825	Berendsen plc	710,287
30,500	Berkeley Group Holdings plc	1,107,737
30,000	BHP Billiton plc	829,379
45,751	Big Yellow Group plc	384,519
41,570	Bodycote plc	449,682
68,848	Booker Group plc	135,962
75,982	British American Tobacco plc	4,281,603
8,342	Britvic plc	90,044
273,995	Cable & Wireless Communications plc	207,511
14,199	Carillion plc	69,840
283,563	Centamin plc	281,104
44,463	Chesnara plc	255,887
22,362	Computacenter plc	228,387
20,484	Concentric AB	241,690
41,594	CSR plc	511,117
2,300	Daily Mail and General Trust plc	28,460
41,155	Diageo plc	1,186,991
65,640	Dialog Semiconductor plc[a]	1,832,737
60,458	Diploma plc	675,785
666,504	Direct Line Insurance Group plc	3,172,133
381,887	DS Smith plc	1,641,790
151,470	Elementis plc	624,350
107,905	EnQuest plc[a]	191,364
90,857	Fenner plc	467,799
57,526	Galliford Try plc	1,176,134
163,166	GlaxoSmithKline plc	3,727,364
370,925	Globo plc[a]	269,091
15,331	Go-Ahead Group plc	630,877
26,725	Great Portland Estates plc	276,235
179,956	Halfords Group plc	1,378,112
389,805	Hansteen Holdings plc	654,046
36,434	Hays plc	68,363
152,213	Hikma Pharmaceuticals plc	4,264,267
60,097	Hiscox, Ltd.	613,781
493,978	Home Retail Group plc	1,330,400
22,732	HomeServe plc	117,815
588,795	Howden Joinery Group plc	3,227,926
175,950	HSBC Holdings plc ADR[b]	8,952,337
11,303	Hunting plc	162,973
211,193	IG Group Holdings plc	2,031,327
70,415	Imperial Tobacco Group plc	3,031,766
196,455	Inchcape plc	2,042,954
191,484	Intermediate Capital Group plc	1,215,894
79,945	Interserve plc	775,121
1,515,365	ITV plc	5,088,072
9,005	J D Wetherspoon plc	116,495
25,604	John Wood Group plc	313,827
37,951	Keller Group plc	539,516
32,566	Laird plc	162,861
87,364	Lancashire Holdings, Ltd.	906,427
164,573	London Stock Exchange Group plc	4,966,345
56,341	LondonMetric Property plc	126,958
46,227	Lookers plc	100,420
699,469	Man Group plc	1,341,142
68,752	Micro Focus International plc	1,181,440
62,910	Mondi plc	1,025,965

Shares	Common Stock (86.5%)	Value
United Kingdom (8.6%) - continued
143,188	Moneysupermarket.com Group plc	$453,315
5,175	Morgan Sindall Group plc	68,835
51,604	Next plc	5,523,400
41,748	Northgate plc	327,433
103,669	Pace plc	498,472
20,726	Paragon Group of Companies plc	114,705
159,987	Pennon Group plc	2,044,619
187,697	Persimmon plc	4,038,764
147,667	Premier Oil plc	796,520
235,012	Prudential plc	5,224,603
190,903	QinetiQ Group plc	692,755
22,912	Quindell plc	53,951
11,831	Restaurant Group plc	124,770
29,287	Rightmove plc	1,018,567
2,446	Rotork plc	109,256
83,675	Royal Dutch Shell plc, Class A	3,198,072
7,532	RPC Group plc	68,114
32,588	SABMiller plc	1,808,257
41,836	Shire plc	3,609,656
74,370	Soco International plc[a]	457,824
256,773	Speedy Hire plc	293,467
15,026	Stagecoach Group plc	89,484
90,183	Standard Chartered plc	1,663,402
54,910	Stobart Group, Ltd.	98,809
14,893	SVG Capital plc[a]	99,085
1,698	Synergy Health plc	40,272
1,328,329	Taylor Wimpey plc	2,416,657
98,844	Thomas Cook Group plc[a]	190,139
72,940	Trinity Mirror plc[a]	199,540
92,298	TT Electronics plc	249,505
563,256	TUI Travel plc	3,545,013
85,376	Unilever plc	3,573,640
108,407	Vedanta Resources plc	1,746,726
4,082	Vesuvius plc	29,803
28,828	Victrex plc	748,119
85,955	WH Smith plc	1,503,716
15,476	Workspace Group plc	158,686
21,526	WS Atkins plc	458,379
15,795	Xchanging plc	47,969

	Total	140,921,468

United States (0.6%)
68,622	CTC Media, Inc.	456,336
177,959	iShares MSCI Emerging Markets Index Fund	7,395,976
35,000	Vanguard MSCI Emerging Markets ETF	1,459,850
13,000	Yum! Brands, Inc.	935,740

	Total	10,247,902

	Total Common Stock (cost $1,383,200,367)	1,441,627,077

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Argentina (0.2%)
	Arcos Dorados BV
$361,000	6.625%, 9/27/2023[c]	358,293

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Argentina (0.2%) - continued
	Argentina Government International Bond
$140,000	Zero Coupon, 6/2/2017	$123,550
42,061	8.280%, 12/31/2033[e]	35,331
1,009,467	8.280%, 12/31/2033[e]	868,142
12,572,000	0.000%, 12/15/2035[f,g]	1,190,935
9,337,000	0.000%, 12/15/2035[g]	714,281
320,000	0.000%, 12/15/2035[g]	23,360

	Total	3,313,892

Azerbaijan (0.1%)
	Azerbaijan Government International Bond
550,000	4.750%, 3/18/2024[c]	561,000
	State Oil Company of Azerbaijan Republic
400,000	5.450%, 2/9/2017	417,000
460,000	4.750%, 3/13/2023	452,640

	Total	1,430,640

Belarus (<0.1%)
	Belarus Government International Bond
289,000	8.750%, 8/3/2015	294,838

	Total	294,838

Belize (<0.1%)
	Belize Government International Bond
116,500	5.000%, 2/20/2038*,h	85,919

	Total	85,919

Brazil (0.6%)
	Banco do Estado do Rio Grande do Sul SA
200,000	7.375%, 2/2/2022	209,770
680,000	7.375%, 2/2/2022[c]	713,218
	Brazil Government International Bond
1,318,000	6.000%, 8/15/2050[i]	1,305,570
1,940,000	4.250%, 1/7/2025	1,920,599
	Brazil Letros do Tesouro Nacional
350,000	Zero Coupon, 1/1/2015[i]	139,115
	Brazil Loan Trust 1
1,150,000	5.477%, 7/24/2023*	1,178,750
1,050,000	5.477%, 7/24/2023	1,076,250
	Brazil Minas SPE via State of Minas Gerais NA
270,000	5.333%, 2/15/2028	268,313
1,480,000	5.333%, 2/15/2028*	1,461,500
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,d,e	0
	Tupy SA
450,000	6.625%, 7/17/2024[c]	457,875

	Total	8,730,960

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Bulgaria (0.1%)
	Bulgaria Government International Bond
$1,480,000	2.950%, 9/3/2024[f]	$1,871,661

	Total	1,871,661

Canada (<0.1%)
	PTTEP Canada International Finance, Ltd.
540,000	6.350%, 6/12/2042	621,437

	Total	621,437

Cayman Islands (<0.1%)
	Sun Hung Kai Properties Capital Market, Ltd.
380,000	4.500%, 2/14/2022	400,006

	Total	400,006

Chile (0.3%)
	AES Gener SA
250,000	8.375%, 12/18/2073[c]	281,250
620,000	5.250%, 8/15/2021	654,543
120,000	5.250%, 8/15/2021[c]	126,686
	Banco del Estado de Chile
500,000	4.125%, 10/7/2020	523,002
260,000	4.125%, 10/7/2020[c]	271,961
	CFR International SPA
340,000	5.125%, 12/6/2022	365,004
	Corpbanca SA
752,000	3.875%, 9/22/2019[c]	755,612
	E-CL SA
320,000	5.625%, 1/15/2021[c]	350,417
	Empresa Nacional de Telecomunicaciones SA
200,000	4.875%, 10/30/2024	204,982
670,000	4.875%, 10/30/2024[c]	686,688
	GNL Quintero SA
1,340,000	4.634%, 7/31/2029[c]	1,335,113
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 4/21/2020	131,214
210,000	3.625%, 4/3/2023	198,592

	Total	5,885,064

China (0.2%)
	Biostime International Holdings, Ltd.
2,000,000	Zero Coupon, 2/20/2019[j]	238,253
	CITIC, Ltd.
200,000	6.875%, 1/21/2018	224,346
400,000	6.625%, 4/15/2021	457,312
2,350,000	6.800%, 1/17/2023	2,709,550

	Total	3,629,461

Colombia (0.3%)
	Banco de Bogota SA
650,000	5.000%, 1/15/2017	682,500
	Bancolombia SA
200,000	5.950%, 6/3/2021	219,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Colombia (0.3%) - continued
	Colombia Government International Bond
$30,000	8.250%, 12/22/2014	$30,450
400,000	7.375%, 1/27/2017	452,000
797,000	7.375%, 3/18/2019	950,422
291,000	4.375%, 7/12/2021	307,733
490,000	4.000%, 2/26/2024	495,634
60,000	8.125%, 5/21/2024	79,500
360,000	6.125%, 1/18/2041	420,840
440,000	5.625%, 2/26/2044	484,000
	Ecopetrol SA
130,000	7.375%, 9/18/2043	157,040
	Empresa de Energia de Bogota SA
210,000	6.125%, 11/10/2021	224,280
	Empresas Publicas de Medellin ESP
277,000	7.625%, 7/29/2019	328,993
	Pacific Rubiales Energy Corporation
100,000	5.375%, 1/26/2019[c]	101,500
280,000	5.125%, 3/28/2023[c]	267,484
150,000	5.625%, 1/19/2025[c]	144,143
	Transportadora de Gas Internacional SA ESP
230,000	5.700%, 3/20/2022	242,075
200,000	5.700%, 3/20/2022[c]	210,500

	Total	5,798,594

Costa Rica (0.2%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	204,000
410,000	5.250%, 8/12/2018[c]	418,200
	Banco Nacional de Costa Rica
410,000	4.875%, 11/1/2018[c]	413,075
890,000	6.250%, 11/1/2023[c]	892,225
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	37,950
540,000	5.625%, 4/30/2043	461,700
460,000	7.000%, 4/4/2044	462,300

	Total	2,889,450

Cote D’Ivoire (0.1%)
	Ivory Coast Government International Bond
980,000	5.375%, 7/23/2024[c]	934,675

	Total	934,675

Croatia (0.5%)
	Croatia Government International Bond
3,509,000	6.250%, 4/27/2017	3,728,313
570,000	6.750%, 11/5/2019	628,425
1,200,000	6.375%, 3/24/2021	1,302,000
870,000	3.875%, 5/30/2022[f]	1,105,035
217,000	5.500%, 4/4/2023	223,510

	Total	6,987,283

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Dominican Republic (0.3%)
	Aeropuertos Dominicanos Siglo XXI SA
$200,000	9.250%, 11/13/2019	$194,000
	Dominican Republic Government International Bond
2,068,000	7.500%, 5/6/2021	2,326,500
100,000	7.500%, 5/6/2021[c]	112,500
2,600,000	14.500%, 2/10/2023[k]	68,208
120,000	6.600%, 1/28/2024	128,700
340,000	6.600%, 1/28/2024[c]	364,650
240,000	5.875%, 4/18/2024[c]	247,200
16,900,000	18.500%, 2/4/2028[c,k]	520,953
800,000	18.500%, 2/4/2028[k]	24,661
1,580,000	7.450%, 4/30/2044[c]	1,698,500

	Total	5,685,872

Ecuador (0.1%)
	Ecuador Government International Bond
200,000	7.950%, 6/20/2024	208,000
870,000	7.950%, 6/20/2024*	904,800

	Total	1,112,800

Egypt (0.1%)
	Egypt Government International Bond
800,000	5.750%, 4/29/2020	838,160
100,000	6.875%, 4/30/2040	99,500

	Total	937,660

El Salvador (0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	111,000
320,000	6.375%, 1/18/2027*	320,000
150,000	8.250%, 4/10/2032	172,875
410,000	7.650%, 6/15/2035	435,625
140,000	7.650%, 6/15/2035[c]	148,750
150,000	7.625%, 2/1/2041	157,875

	Total	1,346,125

Gabon (<0.1%)
	Gabonese Republic Government International Bond
140,000	8.200%, 12/12/2017	157,850
575,200	6.375%, 12/12/2024[c]	612,588
620,000	6.375%, 12/12/2024	660,300

	Total	1,430,738

Ghana (<0.1%)
	Ghana Government International Bond
620,000	8.500%, 10/4/2017	664,950
770,000	8.125%, 1/18/2026*	771,925

	Total	1,436,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Guatemala (0.1%)
	Agromercantil Senior Trust
$320,000	6.250%, 4/10/2019[c]	$332,400
	Guatemala Government International Bond
230,000	5.750%, 6/6/2022	253,575
480,000	4.875%, 2/13/2028	488,400
380,000	4.875%, 2/13/2028[c]	386,650

	Total	1,461,025

Honduras (0.1%)
	Honduras Government International Bond
220,000	8.750%, 12/16/2020	249,150
1,370,000	8.750%, 12/16/2020*	1,551,525
470,000	7.500%, 3/15/2024*	502,900

	Total	2,303,575

Hong Kong (0.1%)
	China Unicom Hong Kong, Ltd.
2,770,000	4.000%, 4/16/2017[l]	450,219
	Metropolitan Light International, Ltd.
400,000	5.250%, 1/17/2018	402,000

	Total	852,219

Hungary (<0.1%)
	Hungary Government International Bond
640,000	4.000%, 3/25/2019	652,800
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[c]	232,050

	Total	884,850

India (<0.1%)
	Greenko Dutch BV
480,000	8.000%, 8/1/2019[c]	472,704

	Total	472,704

Indonesia (0.6%)
	Bumi Investment Private, Ltd.
190,000	10.750%, 10/6/2017	80,750
	Indonesia Government International Bond
200,000	3.375%, 4/15/2023	186,000
320,000	3.375%, 4/15/2023[c]	297,600
200,000	5.375%, 10/17/2023	213,500
200,000	5.875%, 1/15/2024	220,500
945,000	8.500%, 10/12/2035	1,275,750
1,420,000	7.750%, 1/17/2038	1,803,400
550,000	5.250%, 1/17/2042	530,063
200,000	4.625%, 4/15/2043	176,000
790,000	6.750%, 1/15/2044	924,300
	Perusahaan Penerbit SBSN
200,000	4.000%, 11/21/2018[c]	206,000
	Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
380,000	4.350%, 9/10/2024[c]	369,550

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Indonesia (0.6%) - continued
	PT Pertamina Persero
$200,000	5.625%, 5/20/2043	$182,000
590,000	5.625%, 5/20/2043[c]	536,900
	PT Perusahaan Gas Negara Persero Tbk
1,400,000	5.125%, 5/16/2024[c]	1,403,500

	Total	8,405,813

Iraq (0.1%)
	Iraq Government International Bond
1,200,000	5.800%, 1/15/2028	1,074,000

	Total	1,074,000

Ireland (0.1%)
	MTS International Funding, Ltd.
640,000	8.625%, 6/22/2020	678,400
	Sibur Securities, Ltd.
520,000	3.914%, 1/31/2018[c]	475,800

	Total	1,154,200

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
110,000	2.803%, 12/30/2016[c]	110,000
110,000	3.839%, 12/30/2018[c]	110,751
	Israel Electric Corporation, Ltd.
230,000	5.625%, 6/21/2018[c]	243,513

	Total	464,264

Italy (<0.1%)
	Wind Acquisition Finance SA
280,000	4.000%, 7/15/2020*,f	348,793

	Total	348,793

Jamaica (<0.1%)
	Jamaica Government International Bond
590,000	7.625%, 7/9/2025	628,350

	Total	628,350

Kazakhstan (0.1%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
220,000	6.250%, 5/20/2015	225,102
	KazMunayGas National Company JSC
257,000	5.750%, 4/30/2043	240,603
430,000	11.750%, 1/23/2015	442,556
100,000	9.125%, 7/2/2018	117,000
830,000	6.375%, 4/9/2021[c]	894,491

	Total	1,919,752

Lithuania (0.1%)
	Lithuania Government International Bond
820,000	7.375%, 2/11/2020	988,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Lithuania (0.1%) - continued
$1,200,000	6.125%, 3/9/2021	$1,384,500

	Total	2,372,600

Luxembourg (0.3%)
	Gazprom Neft OAO Via GPN Capital SA
1,590,000	6.000%, 11/27/2023[c]	1,502,712
	Millicom International Cellular SA
280,000	4.750%, 5/22/2020[c]	266,700
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	207,600
	Wind Acquisition Finance SA
210,000	4.750%, 7/15/2020[c]	201,600
1,140,000	7.375%, 4/23/2021[c]	1,145,700

	Total	3,324,312

Macedonia, The Former Yugoslav Republic Of (<0.1%)
	Macedonia Government International Bond
610,000	3.975%, 7/24/2021*,f	781,636

	Total	781,636

Malaysia (<0.1%)
	Wakala Global Sukuk Berhad
420,000	4.646%, 7/6/2021	462,336

	Total	462,336

Mexico (0.8%)
	America Movil SAB de CV
2,600,000	6.000%, 6/9/2019[m]	194,886
	Cemex SAB de CV
180,000	4.750%, 1/11/2022[c,f]	227,919
270,000	5.700%, 1/11/2025[c]	260,145
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 2/8/2020[c]	216,000
	Metalsa SA de CV
350,000	4.900%, 4/24/2023[c]	339,500
	Mexican Cetes Zero Coupon,
	12/18/2014[d,m]	485,231
	Mexican Udibonos
4,480,993	5.000%, 6/16/2016[m]	361,809
	Mexico Cetes
	Zero Coupon, 10/16/2014[m]	2,017,464
23,473,200	Zero Coupon, 3/19/2015[m]	172,349
	Mexico Government International Bond
20,000	6.625%, 3/3/2015	20,500
346,000	4.000%, 10/2/2023	357,591
818,000	6.050%, 1/11/2040	965,240
1,060,000	4.750%, 3/8/2044	1,052,050
265,000	5.550%, 1/21/2045	294,415
180,000	5.750%, 10/12/2110	185,850
	Offshore Drilling Holding SA
450,000	8.375%, 9/20/2020[c]	475,875

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Mexico (0.8%) - continued
	Pemex Project Funding Master Trust
$300,000	6.625%, 6/15/2035	$348,150
	Petroleos Mexicanos
20,000	5.500%, 1/21/2021	22,010
10,000	4.875%, 1/24/2022	10,625
70,000	6.500%, 6/2/2041	80,969
420,000	6.375%, 1/23/2045	474,936
1,150,000	6.375%, 1/23/2045[c]	1,300,420
	Trust F/1401
200,000	6.950%, 1/30/2044	218,000
210,000	6.950%, 1/30/2044*	228,900

	Total	10,310,834

Mozambique (0.1%)
	Mozambique EMATUM Finance 2020 BV
1,360,000	6.305%, 9/11/2020	1,365,168

	Total	1,365,168

Netherlands (<0.1%)
	Kazakhstan Temir Zholy Finance BV
390,000	6.950%, 7/10/2042*	422,386
	Listrindo Capital BV
340,000	6.950%, 2/21/2019	359,550
	VimpelCom Holdings BV
580,000	7.504%, 3/1/2022[c]	590,875

	Total	1,372,811

Pakistan (0.1%)
	Pakistan Government International Bond
370,000	6.875%, 6/1/2017	376,475
750,000	7.250%, 4/15/2019[c]	756,563
260,000	8.250%, 4/15/2024[c]	260,000
100,000	7.875%, 3/31/2036	90,100

	Total	1,483,138

Panama (0.2%)
	Panama Government International Bond
200,000	4.300%, 4/29/2053	172,500
750,000	4.000%, 9/22/2024	748,125
286,000	8.875%, 9/30/2027	407,550
1,279,000	9.375%, 4/1/2029	1,896,118
950,000	6.700%, 1/26/2036	1,166,125
	Panama Notas del Tesoro
110,000	4.875%, 2/5/2021	116,316

	Total	4,506,734

Paraguay (0.3%)
	Banco Continental SAECA
301,000	8.875%, 10/15/2017	325,080
170,000	8.875%, 10/15/2017*	183,600
	Banco Regional SAECA
196,000	8.125%, 1/24/2019	214,620
590,000	8.125%, 1/24/2019[c]	646,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Paraguay (0.3%) - continued
	Paraguay Government International Bond
$780,000	4.625%, 1/25/2023[c]	$790,530
1,050,000	4.625%, 1/25/2023	1,064,175
1,430,000	6.100%, 8/11/2044*	1,508,650

	Total	4,732,705

Peru (0.2%)
	Abengoa Transmision Sur SA
590,000	6.875%, 4/30/2043*	654,900
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022	210,500
200,000	4.750%, 2/8/2022[c]	210,500
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021[c]	76,650
630,000	6.750%, 11/23/2021	689,850
100,000	4.625%, 4/12/2023[c]	96,500
	Peru Government International Bond
90,000	5.625%, 11/18/2050	101,700
110,000	7.350%, 7/21/2025	143,275
182,000	8.750%, 11/21/2033	276,640
670,000	6.550%, 3/14/2037	844,200

	Total	3,304,715

Philippines (0.3%)
	Alliance Global Group, Inc.
160,000	6.500%, 8/18/2017	172,800
	Energy Development Corporation
730,000	6.500%, 1/20/2021	792,050
	Philippines Government International Bond
1,292,000	4.200%, 1/21/2024	1,363,060
300,000	10.625%, 3/16/2025	471,000
350,000	7.750%, 1/14/2031	486,500
220,000	6.375%, 10/23/2034	277,200
	San Miguel Corporation
400,000	4.875%, 4/26/2023	370,000

	Total	3,932,610

Romania (0.2%)
	Romania Government International Bond
365,000	6.500%, 6/18/2018[f]	542,155
530,000	4.875%, 11/7/2019[f]	759,189
1,245,000	4.625%, 9/18/2020[f]	1,780,548
240,000	4.875%, 1/22/2024[c]	254,400
610,000	3.625%, 4/24/2024[f]	819,582

	Total	4,155,874

Russia (0.2%)
	AHML Finance, Ltd.
10,700,000	7.750%, 2/13/2018*,n	245,665
	EDC Finance, Ltd.
200,000	4.875%, 4/17/2020	180,000
300,000	4.875%, 4/17/2020[c]	270,000

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Russia (0.2%) - continued
	Gazprom Neft OAO Via GPN Capital SA
$1,134,000	4.375%, 9/19/2022	$976,658
200,000	6.000%, 11/27/2023	189,020
	Lukoil International Finance BV
310,000	6.125%, 11/9/2020	311,550
	Phosagro Bond Funding, Ltd.
230,000	4.204%, 2/13/2018	222,525
	Phosagro OAO via Phosagro Bond Funding, Ltd.
310,000	4.204%, 2/13/2018*	299,925
	Russian Foreign Bond
800,000	4.875%, 9/16/2023	789,000
	Russian Government International Bond
100,000	5.000%, 4/29/2020	101,505

	Total	3,585,848

Serbia (0.1%)
	Serbia Government International Bond
1,080,000	5.875%, 12/3/2018[c]	1,125,900

	Total	1,125,900

Singapore (<0.1%)
	Berau Capital Resources Private, Ltd.
100,000	12.500%, 7/8/2015	77,500
	Olam International, Ltd.
560,000	6.750%, 1/29/2018	582,232
130,000	7.500%, 8/12/2020	146,900

	Total	806,632

South Africa (0.3%)
	South Africa Government International Bond
1,690,000	5.875%, 5/30/2022	1,867,450
530,000	4.665%, 1/17/2024	533,975
970,000	5.875%, 9/16/2025	1,067,000
990,000	5.375%, 7/24/2044	982,575
	ZAR Sovereign Capital Fund Propriety, Ltd.
220,000	3.903%, 6/24/2020*	217,250

	Total	4,668,250

Sri Lanka (0.1%)
	Sri Lanka Government International Bond
560,000	6.000%, 1/14/2019[c]	590,800
200,000	5.125%, 4/11/2019	203,000
540,000	6.250%, 10/4/2020	571,050
250,000	6.250%, 7/27/2021	262,500
220,000	5.875%, 7/25/2022	226,600

	Total	1,853,950

Supranational (0.1%)
	Corporacion Andina de Fomento
639,000	3.750%, 1/15/2016	661,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Supranational (0.1%) - continued
$600,000	5.750%, 1/12/2017	$650,945
643,000	4.375%, 6/15/2022	687,196

	Total	1,999,506

Thailand (0.1%)
	PTT Exploration & Production pcl
1,580,000	4.875%, 12/29/2049[c,o]	1,595,800

	Total	1,595,800

Turkey (0.5%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	211,700
	Turkey Government International Bond
330,000	7.000%, 3/11/2019	369,600
1,830,000	7.000%, 6/5/2020	2,074,891
370,000	5.625%, 3/30/2021	393,125
1,920,000	5.750%, 3/22/2024	2,038,464
220,000	7.375%, 2/5/2025	261,250
50,000	8.000%, 2/14/2034	64,125
630,000	6.875%, 3/17/2036	722,169
190,000	6.750%, 5/30/2040	215,460
550,000	6.000%, 1/14/2041	569,250
370,000	6.625%, 2/17/2045	413,938

	Total	7,333,972

Ukraine (0.2%)
	Financing of Infrastructure Projects State Enterprise
430,000	9.000%, 12/7/2017	352,600
	MHP SA
200,000	8.250%, 4/2/2020	169,540
	Ukraine Government International Bond
1,800,000	6.250%, 6/17/2016	1,548,360
320,000	6.580%, 11/21/2016	272,064
460,000	8.375%, 11/3/2017	370,392
470,000	6.750%, 11/14/2017	399,594
200,000	7.400%, 4/20/2018	157,040
170,000	7.750%, 9/23/2020	145,384
	Ukreximbank Via Biz Finance plc
340,000	8.750%, 1/22/2018	256,768

	Total	3,671,742

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
469,300	5.888%, 6/15/2019	515,057
200,000	5.500%, 12/15/2021	223,500
	Ruwais Power Company PJSC
200,000	6.000%, 8/31/2036	223,767
660,000	6.000%, 8/31/2036[c]	738,430

	Total	1,700,754

United States (0.3%)
	Comcel Trust
200,000	6.875%, 2/6/2024	211,000

Principal Amount	Long-Term Fixed Income (9.7%)	Value
United States (0.3%) - continued
	Commonwealth of Puerto Rico G.O.
$2,690,000	8.000%, 7/1/2035	$2,367,254
	HSBC Bank USA NA
688,000	10.000%, 1/5/2017[p]	275,838
680,000	6.000%, 8/15/2040[q]	677,653
	Puerto Rico Sales Tax Financing Corporation Rev.
75,000	Zero Coupon, 8/1/2032	59,013
5,000	5.000%, 8/1/2043	3,582
	Puerto Rico Sales Tax Financing Corporation Rev. Ser. A
50,000	5.375%, 8/1/2039	38,151
610,000	6.000%, 8/1/2042	489,360
	Puerto Rico Sales Tax Financing Corporation Rev. Ser. C
20,000	5.375%, 8/1/2038	15,512
	Puerto Rico Sales Tax Financing Corportation Rev. Ser. A
175,000	5.500%, 8/1/2028	147,840
1,240,000	5.500%, 8/1/2042	947,137
	Puerto Rico Sales Tax Financing Corportation Rev. Ser. C
790,000	5.250%, 8/1/2041	582,925

	Total	5,815,265

Uruguay (0.3%)
	Uruguay Government International Bond
1,988,852	5.100%, 6/18/2050	1,929,186
1,362,247	4.500%, 8/14/2024	1,426,954

	Total	3,356,140

Venezuela (0.3%)
	Petroleos de Venezuela SA
1,670,000	9.000%, 11/17/2021	1,114,725
1,240,000	6.000%, 5/16/2024	635,500
366,000	6.000%, 11/15/2026	190,320
375,000	9.750%, 5/17/2035	238,125
	Venezuela Government International Bond
120,000	6.000%, 12/9/2020	74,100
500,000	9.000%, 5/7/2023	337,500
3,450,000	7.650%, 4/21/2025	2,121,750
300,000	9.250%, 5/7/2028	197,250

	Total	4,909,270

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	105,000
	Vietnam Government International Bond
310,000	6.875%, 1/15/2016	328,213

	Total	433,213

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.7%)	Value
Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
$108,000	6.750%, 2/9/2022	$116,640
210,000	6.750%, 2/9/2022[c]	226,800
	PCCW Capital No. 4, Ltd.
200,000	5.750%, 4/17/2022	214,408

	Total	557,848

Zambia (0.1%)
	Zambia Government International Bond
970,000	5.375%, 9/20/2022	921,500

	Total	921,500

	Total Long-Term Fixed Income (cost $163,551,996)	161,234,558

Shares	Preferred Stock (0.7%)	Value
Brazil (0.4%)
1,198,680	Oi SAa	832,502
128,000	Petroleo Brasileiro SA ADR	1,905,920
296,200	Vale SA	2,877,596
78,532	Vale SA ADR	762,546

	Total	6,378,564

Germany (<0.1%)
7,106	Sixt SE	182,820

	Total	182,820

Italy (<0.1%)
54,589	Unipol Gruppo Finanziario SPA	245,561

	Total	245,561

South Korea (0.3%)
5,150	Samsung Electronics Company, Ltd.	4,381,307

	Total	4,381,307

	Total Preferred Stock (cost $14,025,571)	11,188,252

Shares	Collateral Held for Securities Loaned (4.5%)	Value
75,345,636	Thrivent Cash Management Trust	75,345,636

	Total Collateral Held for Securities Loaned (cost $75,345,636)	75,345,636

Shares or Principal Amount	Short-Term Investments (2.4%)[r]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.080%, 11/7/2014[s]	99,992

Shares or Principal Amount	Short-Term Investments (2.4%)[r]	Value
	Thrivent Cash Management Trust
40,346,385	0.050%	$40,346,385

	Total Short-Term Investments (at amortized cost)	40,446,377

	Total Investments (cost $1,676,569,947) 103.8%	$1,729,841,900

	Other Assets and Liabilities, Net (3.8%)	(62,568,780)

	Total Net Assets 100.0%	$1,667,273,120

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $35,074,929 or 2.1% of total net assets.

d	Security is fair valued.
e	Defaulted security. Interest is not being accrued.
f	Principal amount is displayed in Euros.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
h

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

i	Principal amount is displayed in Brazilian Real.
j	Principal amount is displayed in Hong Kong Dollar.
k	Principal amount is displayed in Dominican Republic Pesos.
l	Principal amount is displayed in Chinese Yuan.
m	Principal amount is displayed in Mexican Pesos.
n	Principal amount is displayed in Russian Rubles.
o	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
p	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
q	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
r	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
s	At September 30, 2014, $99,992 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of September 30, 2014.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$589,971
AHML Finance, Ltd., 2/13/2018	1/31/2013	356,524
Banco Continental SAECA, 10/15/2017	10/10/2012	170,000
Belize Government International Bond, 8/20/2017	3/20/2013	111,055
Brazil Loan Trust 1, 7/24/2023	7/25/2013	1,187,987
Brazil Minas SPE via State of Minas Gerais NA, 2/15/2028	3/22/2013	1,483,868
Ecuador Government International Bond, 6/20/2024	6/17/2014	870,000
El Salvador Government International Bond, 1/18/2027	9/11/2014	320,000
Ghana Government International Bond, 1/18/2026	9/11/2014	763,540
Honduras Government International Bond, 3/15/2024	3/12/2013	470,000
Honduras Government International Bond, 12/16/2020	12/11/2013	1,370,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,623
Kazakhstan Temir Zholy Finance BV, 7/10/2042	8/1/2012	450,193
Macedonia Government International Bond, 7/24/2021	7/17/2014	811,625
Paraguay Government International Bond, 8/11/2044	8/4/2014	1,431,448
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	310,000
Trust F/1401, 1/30/2044	1/23/2014	203,883
Wind Acquisition Finance SA, 7/15/2020	6/24/2014	380,926
ZAR Sovereign Capital Fund Propriety, Ltd., 6/24/2020	9/18/2014	220,000

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$168,212,273
Gross unrealized depreciation	(114,940,320)

Net unrealized appreciation (depreciation)	$53,271,953

Cost for federal income tax purposes	$1,676,569,947

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	199,310,414	1,392,076	197,918,338	–
Consumer Staples	103,267,513	2,623,425	100,644,088	–
Energy	86,948,251	8,447,100	78,501,151	–
Financials	371,777,822	25,595,913	346,181,128	781
Health Care	112,402,616	3,890,049	108,512,567	–
Industrials	261,247,246	1,904,629	259,342,617	–
Information Technology	96,831,145	1,864,937	94,966,208	–
Materials	136,380,691	11,601,974	124,778,717	–
Telecommunications Services	36,597,025	–	36,597,024	1
Utilities	36,864,354	–	36,864,354	–
Long-Term Fixed Income
Basic Materials	4,778,839	–	4,778,839	–
Capital Goods	1,106,064	–	1,106,064	–
Communications Services	5,401,851	–	5,401,851	–
Consumer Cyclical	697,793	–	697,793	–
Consumer Non-Cyclical^	2,881,169	–	2,881,169	0
Energy	18,492,885	–	18,492,885	–
Financials	12,095,580	–	12,095,580	–
Foreign Government	103,760,682	–	102,661,629	1,099,053
Transportation	2,193,574	–	2,193,574	–
U.S. Municipal	4,650,774	–	4,650,774	–
Utilities	5,175,347	–	5,175,347	–
Preferred Stock
Energy	1,905,920	1,905,920	–	–
Financials	245,561	–	245,561	–
Industrials	182,820	–	182,820	–
Information Technology	4,381,307	–	4,381,307	–
Materials	3,640,142	762,546	2,877,596	–
Telecommunications Services	832,502	–	832,502	–
Collateral Held for Securities Loaned	75,345,636	75,345,636	–	–
Short-Term Investments	40,446,377	40,346,385	99,992	–

Total	$1,729,841,900	$175,680,590	$1,553,061,475	$1,099,835

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	139,826	129,267	10,559	–
Foreign Currency Forward Contracts	1,706,355	–	1,706,355	–

Total Asset Derivatives	$1,846,181	$129,267	$1,716,914	$–

Liability Derivatives
Futures Contracts	103,017	100,165	2,852	–
Foreign Currency Forward Contracts	960,358	–	960,358	–

Total Liability Derivatives	$1,063,375	$100,165	$963,210	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	33	December 2014	$7,223,215	$7,221,844	($1,371)
5-Yr. U.S. Treasury Bond Futures	5	December 2014	591,573	591,289	(284)
10-Yr. U.S. Treasury Bond Futures	(150)	December 2014	(18,698,413)	(18,696,095)	2,318
30-Yr. U.S. Treasury Bond Futures	(15)	December 2014	(2,063,270)	(2,068,593)	(5,323)
ASX SPI 200 Index Futures	3	December 2014	357,650	346,915	(10,735)
CME 3 Month Eurodollar Futures	(71)	September 2016	(17,425,095)	(17,405,650)	19,445
CME 3 Month Eurodollar Futures	(131)	March 2017	(31,997,633)	(31,955,813)	41,820
CME 3 Month Eurodollar Futures	(84)	June 2017	(20,487,139)	(20,450,850)	36,289
Eurex EURO STOXX 50 Futures	43	December 2014	1,742,447	1,739,595	(2,852)
FTSE 100 Index Futures	8	December 2014	877,642	856,675	(20,967)
Mini MSCI EAFE Index Futures	23	December 2014	2,176,758	2,115,654	(61,104)
SGX MSCI Singapore Index Futures	1	October 2014	58,279	57,898	(381)
Tokyo Price Index Futures	10	December 2014	1,180,088	1,209,483	29,395
Ultra Long Term U.S. Treasury Bond Futures	13	December 2014	1,971,941	1,982,500	10,559
Total Futures Contracts					$36,809

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	WBC	1,039,000	12/17/2014	$907,652	$904,395	($3,257)
Australian Dollar	DB	551,000	12/17/2014	498,473	479,616	(18,857)
Australian Dollar	CITI	282,000	12/17/2014	249,181	245,466	(3,715)
Australian Dollar	MSC	278,000	12/17/2014	250,627	241,984	(8,643)
Australian Dollar	SSB	566,000	12/17/2014	496,896	492,673	(4,223)
Australian Dollar	BNP	281,000	12/17/2014	248,756	244,596	(4,160)
Brazilian Real	MSC	2,216,948	10/14/2014 - 10/27/2014	928,806	900,378	(28,428)
Brazilian Real	UBS	2,343,414	10/14/2014	1,015,000	953,637	(61,363)
Chinese Yuan	SB	12,591,622	12/17/2014	2,036,000	2,037,942	1,942
Euro	DB	1,180,000	12/17/2014	1,521,395	1,491,055	(30,340)
Euro	MSC	1,383,000	12/17/2014	1,761,014	1,747,567	(13,447)
Euro	BB	984,000	12/17/2014	1,270,730	1,243,388	(27,342)
Euro	BNP	787,000	12/17/2014	1,000,407	994,458	(5,949)
Euro	HSBC	543,000	12/17/2014	697,792	686,138	(11,654)
Euro	BOA	975,000	12/17/2014	1,253,996	1,232,016	(21,980)
Euro	SSB	394,000	12/17/2014	508,816	497,861	(10,955)
Euro	RBC	453,581	10/30/2014 - 12/17/2014	583,815	573,122	(10,693)
Hungarian Forint	BOA	121,386,110	12/17/2014	502,000	493,040	(8,960)
Indian Rupee	DB	24,791,910	10/7/2014 - 10/29/2014	401,706	399,835	(1,871)
Indian Rupee	SB	86,054,684	10/14/2014	1,403,142	1,389,084	(14,058)
Indian Rupee	UBS	30,797,250	10/7/2014	505,827	497,893	(7,934)
Indian Rupee	BB	149,409,446	10/7/2014 - 10/27/2014	2,435,367	2,412,339	(23,028)
Indian Rupee	MSC	40,997,076	10/27/2014	669,395	659,873	(9,522)
Indian Rupee	BNP	15,313,251	10/14/2014	250,319	247,185	(3,134)
Indian Rupee	WBC	51,657,673	10/14/2014	844,563	833,852	(10,711)
Indian Rupee	HSBC	40,697,598	10/27/2014	664,017	655,053	(8,964)
Indonesian Rupiah	CITI	4,317,729,251	10/31/2014	363,966	352,586	(11,380)
Indonesian Rupiah	DB	6,134,588,101	11/3/2014	498,000	500,711	2,711
Israeli Shekel	BNP	2,742,775	12/17/2014	755,000	745,667	(9,333)
Israeli Shekel	BB	902,447	12/17/2014	252,673	245,344	(7,329)
Israeli Shekel	CITI	1,647,581	12/17/2014	459,000	447,921	(11,079)
Japanese Yen	JPM	107,337,850	12/17/2014	1,003,000	979,611	(23,389)
Japanese Yen	SB	80,838,076	12/17/2014	764,000	737,763	(26,237)
Japanese Yen	RBC	53,391,492	12/17/2014	510,000	487,274	(22,726)
Japanese Yen	BB	26,830,972	12/17/2014	255,000	244,871	(10,129)
Malaysian Ringgit	CITI	758,965	10/3/2014	232,028	231,318	(710)
Malaysian Ringgit	BB	3,928,107	10/7/2014 - 10/29/2014	1,213,443	1,196,345	(17,098)
Malaysian Ringgit	JPM	3,692,262	10/7/2014 - 10/20/2014	1,140,831	1,124,897	(15,934)
Mexican Peso	CITI	15,399,799	12/17/2014	1,155,924	1,140,963	(14,961)
Mexican Peso	RBS	6,721,904	12/17/2014	498,000	498,023	23
Mexican Peso	SB	23,223,906	12/17/2014	1,757,875	1,720,648	(37,227)
Mexican Peso	HSBC	15,254,267	12/17/2014	1,144,099	1,130,181	(13,918)
Mexican Peso	RBC	23,252,751	12/17/2014	1,766,047	1,722,785	(43,262)
Mexican Peso	JPM	6,787,047	12/17/2014	501,000	502,849	1,849
New Taiwan Dollar	MSC	30,341,801	10/17/2014	997,000	997,585	585
New Taiwan Dollar	HSBC	15,248,186	10/20/2014	501,000	501,346	346
New Taiwan Dollar	BB	15,167,428	10/27/2014	502,000	498,719	(3,281)
Philippines Peso	DB	22,507,926	10/20/2014	501,000	501,322	322
Philippines Peso	CITI	22,445,854	10/20/2014 - 10/29/2014	500,000	499,890	(110)
Polish Zloty	DB	2,268,144	12/17/2014	707,000	682,807	(24,193)
Polish Zloty	BB	1,899,418	12/17/2014	590,340	571,805	(18,535)
Polish Zloty	UBS	1,921,641	12/17/2014	590,166	578,495	(11,671)
Polish Zloty	SB	1,796,077	12/17/2014	557,598	540,695	(16,903)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Polish Zloty	BNP	1,914,843	12/17/2014	$589,491	$576,449	$(13,042)
Russian Ruble	UBS	17,187,603	11/17/2014	462,699	430,000	(32,699)
Russian Ruble	DB	9,612,880	10/2/2014 - 11/17/2014	248,067	241,668	(6,399)
Russian Ruble	HSBC	9,671,030	10/17/2014	251,000	243,455	(7,545)
Russian Ruble	JPM	4,731,776	11/17/2014	123,320	118,380	(4,940)
Russian Ruble	CSFB	57,576,446	10/2/2014 - 10/27/2014	1,511,000	1,449,093	(61,907)
Singapore Dollar	HSBC	1,268,955	12/17/2014	1,003,000	994,931	(8,069)
South Korean Won	MSC	521,493,664	10/27/2014	502,000	494,021	(7,979)
South Korean Won	SB	526,226,640	10/14/2014	498,000	498,587	587
Turkish Lira	JPM	977,670	12/17/2014	430,000	421,145	(8,855)
Turkish Lira	SB	1,143,877	12/17/2014	502,000	492,742	(9,258)
Turkish Lira	RBS	5,645,932	12/17/2014	2,508,607	2,432,067	(76,540)
Total Purchases				$51,250,866	$50,329,405	($921,461)
Sales
Australian Dollar	BB	314,500	12/17/2014	$285,071	$273,756	$11,315
Australian Dollar	MSC	96,823	12/17/2014	87,199	84,279	2,920
Australian Dollar	RBC	572,000	12/17/2014	499,859	497,896	1,963
Australian Dollar	SB	258,349	12/17/2014	234,092	224,879	9,213
Australian Dollar	BNP	1,115,000	12/17/2014	996,808	970,549	26,259
Australian Dollar	WBC	349,829	12/17/2014	316,392	304,507	11,885
Brazilian Real	BNP	1,196,670	10/22/2014	500,000	485,886	14,114
Brazilian Real	UBS	6,287,612	10/14/2014 - 10/24/2014	2,694,012	2,554,324	139,688
Brazilian Real	BB	2,122,626	10/24/2014	930,222	861,371	68,851
Brazilian Real	HSBC	1,243,208	10/27/2014	511,903	504,074	7,829
Chinese Yuan	SB	12,464,017	12/17/2014	2,011,000	2,017,292	(6,292)
Chinese Yuan	DB	15,386,463	12/17/2014	2,485,352	2,490,286	(4,934)
Chinese Yuan	HSBC	12,454,098	12/17/2014	2,005,000	2,015,685	(10,685)
Euro	JPM	6,625,996	10/30/2014 - 12/17/2014	8,582,316	8,369,734	212,582
Euro	RBS	195,500	12/17/2014	253,336	247,035	6,301
Euro	BOA	3,902,000	12/17/2014	5,093,328	4,930,591	162,737
Euro	DB	195,000	12/17/2014	252,580	246,403	6,177
Euro	SB	194,000	12/17/2014	251,878	245,140	6,738
Euro	WBC	5,830,151	10/30/2014 - 12/17/2014	7,543,422	7,366,512	176,910
Hong Kong Dollar	RBS	1,855,000	11/13/2014	239,133	238,885	248
Hungarian Forint	UBS	183,045,000	12/17/2014	761,434	743,482	17,952
Hungarian Forint	MSC	62,839,260	12/17/2014	255,608	255,237	371
Indian Rupee	UBS	30,797,250	10/7/2014	499,846	497,893	1,953
Indian Rupee	JPM	46,392,112	10/29/2014	754,000	746,379	7,621
Indian Rupee	DB	12,395,955	10/7/2014	201,266	200,403	863
Indian Rupee	BB	136,141,844	10/7/2014 - 10/27/2014	2,223,924	2,198,789	25,135
Indonesian Rupiah	JPM	4,307,449,000	10/31/2014	356,393	351,746	4,647
Israeli Shekel	MSC	3,146,998	12/17/2014	907,659	855,561	52,098
Israeli Shekel	BB	1,937,848	12/17/2014	563,131	526,834	36,297
Japanese Yen	JPM	102,152,875	12/17/2014	974,137	932,291	41,846
Japanese Yen	HSBC	26,917,616	12/17/2014	251,000	245,662	5,338
Japanese Yen	SSB	80,527,920	12/17/2014	752,000	734,932	17,068
Japanese Yen	BOA	26,999,758	12/17/2014	252,000	246,411	5,589
Japanese Yen	RBS	18,204,971	12/17/2014	166,841	166,146	695
Japanese Yen	RBC	13,595,250	12/17/2014	125,000	124,076	924
Malaysian Ringgit	WBC	1,587,594	10/20/2014	492,376	483,409	8,967
Malaysian Ringgit	BOA	1,894,573	10/3/2014	587,111	577,429	9,682
Malaysian Ringgit	CITI	758,965	10/29/2014	231,554	230,982	572
Malaysian Ringgit	DB	3,727,532	10/7/2014	1,168,000	1,135,826	32,174
Malaysian Ringgit	BNP	1,627,316	10/20/2014	503,000	495,504	7,496

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Mexican Peso	DB	13,337,152	12/17/2014	$1,001,000	$988,143	$12,857
Mexican Peso	JPM	54,997,406	12/17/2014	4,114,600	4,074,731	39,869
Mexican Peso	BOA	52,298,147	10/31/2014	3,957,035	3,886,298	70,737
New Taiwan Dollar	CITI	60,489,947	10/17/2014 - 10/20/2014	2,008,000	1,988,827	19,173
Philippines Peso	CITI	11,149,076	10/14/2014	254,000	248,357	5,643
Philippines Peso	DB	33,361,307	10/14/2014 - 10/20/2014	755,000	743,093	11,907
Polish Zloty	BB	3,336,810	12/17/2014	1,018,560	1,004,521	14,039
Polish Zloty	BNP	1,642,880	12/17/2014	501,290	494,576	6,714
Russian Ruble	JPM	28,185,160	10/20/2014 - 11/17/2014	743,512	706,501	37,011
Russian Ruble	CSFB	19,151,889	10/2/2014	509,000	483,682	25,318
Russian Ruble	BNP	39,214,483	10/27/2014	1,004,000	985,295	18,705
Russian Ruble	DB	23,588,625	10/2/2014 - 11/17/2014	625,266	591,246	34,020
Singapore Dollar	WBC	1,285,418	12/17/2014	1,026,597	1,007,839	18,758
Singapore Dollar	CITI	1,022,163	12/17/2014	814,651	801,433	13,218
Singapore Dollar	HSBC	1,472,810	12/17/2014	1,176,168	1,154,764	21,404
South Korean Won	HSBC	521,883,352	10/22/2014 - 10/23/2014	499,350	494,417	4,933
South Korean Won	BB	789,965,598	10/27/2014	753,000	748,350	4,650
South Korean Won	DB	1,053,189,436	10/14/2014	1,017,000	997,871	19,129
Turkish Lira	CITI	1,143,820	12/17/2014	509,000	492,717	16,283
Turkish Lira	RBS	3,440,201	12/17/2014	1,502,000	1,481,916	20,084
Turkish Lira	SB	1,038,519	12/17/2014	470,173	447,357	22,816
Turkish Lira	JPM	2,274,408	12/17/2014	1,019,000	979,734	39,266
Turkish Lira	MSC	1,079,401	12/17/2014	488,019	464,968	23,051
Turkish Lira	BNP	1,065,346	12/17/2014	481,164	458,913	22,251
Turkish Lira	HSBC	1,134,875	12/17/2014	513,379	488,864	24,515
Total Sales				$74,559,947	$72,892,489	$1,667,458
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$745,997

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$50,312,730	$481,332,091	$456,299,185	75,345,636	$75,345,636	$618,315
Cash Management Trust- Short Term Investment	29,071,341	305,518,121	294,243,077	40,346,385	40,346,385	11,008
Total Value and Income Earned	79,384,071				115,692,021	629,323

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (12.3%)
7,680	Brunswick Corporation	$323,635
21,860	Comcast Corporation	1,175,631
8,800	Delphi Automotive plc	539,792
3,920	Dick’s Sporting Goods, Inc.	172,009
10,480	Home Depot, Inc.	961,435
8,300	Jarden Corporation[a]	498,913
4,210	Mohawk Industries, Inc.[a]	567,592
25,120	Service Corporation International	531,037
8,520	Starbucks Corporation	642,919
9,100	Time Warner, Inc.	684,411
10,200	TJX Companies, Inc.	603,534
25,020	Twenty-First Century Fox, Inc.	857,936
7,160	Wyndham Worldwide Corporation	581,822

	Total	8,140,666

Consumer Staples (8.2%)
16,100	Coca-Cola Company	686,826
5,160	Colgate-Palmolive Company	336,535
12,360	CVS Health Corporation	983,732
4,600	Energizer Holdings, Inc.	566,766
8,950	Estee Lauder Companies, Inc.	668,744
5,410	Kroger Company	281,320
11,670	Lorillard, Inc.	699,150
11,710	Natural Grocers by Vitamin Cottage, Inc.[a]	190,639
7,330	PepsiCo, Inc.	682,350
8,530	WhiteWave Foods Company[a]	309,895

	Total	5,405,957

Energy (8.8%)
12,160	Chevron Corporation	1,450,931
3,950	Diamondback Energy, Inc.[a]	295,381
2,990	Dril-Quip, Inc.[a]	267,306
7,580	EQT Corporation	693,873
6,320	FMC Technologies, Inc.[a]	343,239
4,330	Hess Corporation	408,406
5,020	Marathon Petroleum Corporation	425,043
8,950	Occidental Petroleum Corporation	860,543
10,500	Schlumberger, Ltd.	1,067,745

	Total	5,812,467

Financials (17.4%)
18,300	American International Group, Inc.	988,566
8,430	American Tower Corporation	789,301
78,880	Bank of America Corporation	1,344,904
9,420	Capital One Financial Corporation	768,861
26,200	CBRE Group, Inc.[a]	779,188
19,000	Citigroup, Inc.	984,580
15,530	Douglas Emmett, Inc.	398,655
14,370	East West Bancorp, Inc.	488,580
2,200	Essex Property Trust, Inc.	393,250
25,410	FirstMerit Corporation	447,216
5,700	Invesco, Ltd.	225,036
17,260	J.P. Morgan Chase & Company	1,039,742

Shares	Common Stock (98.4%)	Value
Financials (17.4%) - continued
3,920	M&T Bank Corporation	$483,297
4,690	McGraw-Hill Companies, Inc.	396,071
14,260	MetLife, Inc.	766,047
25,360	Regions Financial Corporation	254,614
5,170	Reinsurance Group of America, Inc.	414,272
6,740	State Street Corporation	496,131

	Total	11,458,311

Health Care (12.4%)
19,690	Abbott Laboratories	818,907
6,110	Air Methods Corporation[a,b]	339,411
8,890	BioMarin Pharmaceutical, Inc.[a]	641,502
11,380	Bristol-Myers Squibb Company	582,428
16,500	Catamaran Corporation[a]	695,475
6,650	Cubist Pharmaceuticals, Inc.[a]	441,161
6,190	Endo International plc[a]	423,025
10,350	Gilead Sciences, Inc.[a]	1,101,757
10,990	HCA Holdings, Inc.[a]	775,015
4,630	Medivation, Inc.[a]	457,768
5,340	Salix Pharmaceuticals, Ltd.[a]	834,322
8,163	Valeant Pharmaceuticals International, Inc.[a]	1,070,986

	Total	8,181,757

Industrials (10.8%)
13,420	Alaska Air Group, Inc.	584,307
15,150	Danaher Corporation	1,151,097
8,020	FedEx Corporation	1,294,829
4,990	Genesee & Wyoming, Inc.[a]	475,597
4,410	IDEX Corporation	319,152
14,100	Ingersoll-Rand plc	794,676
7,990	Manpower, Inc.	560,099
10,090	Pall Corporation	844,533
15,510	US Airways Group, Inc.	550,295
6,350	WABCO Holdings, Inc.[a]	577,532

	Total	7,152,117

Information Technology (19.6%)
15,470	Adobe Systems, Inc.[a]	1,070,369
9,950	Agilent Technologies, Inc.	566,951
14,940	Apple, Inc.	1,505,205
6,380	Cavium, Inc.[a]	317,277
11,120	Facebook, Inc.[a]	878,925
2,940	Google, Inc., Class Aa	1,729,926
51,450	Microsoft Corporation	2,385,222
15,940	Monolithic Power Systems, Inc.	702,157
7,900	NXP Semiconductors NVa	540,597
31,580	Oracle Corporation	1,208,883
18,730	QUALCOMM, Inc.	1,400,442
21,340	Total System Services, Inc.	660,686

	Total	12,966,640

Materials (3.8%)
8,440	Ashland, Inc.	878,604
4,230	Eagle Materials, Inc.	430,741
5,000	LyondellBasell Industries NV	543,300
13,020	Rock-Tenn Company	619,491

	Total	2,472,136

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (98.4%)	Value
Telecommunications Services (2.1%)
8,610	SBA Communications Corporation[a]	$954,849
15,510	T-Mobile US, Inc.[a]	447,774

	Total	1,402,623

Utilities (3.0%)
4,540	Atmos Energy Corporation	216,558
13,760	Duke Energy Corporation	1,028,835
13,060	Edison International, Inc.	730,315

	Total	1,975,708

	Total Common Stock (cost $58,760,170)	64,968,382

Shares	Collateral Held for Securities Loaned (0.5%)	Value
351,325	Thrivent Cash Management Trust	351,325

	Total Collateral Held for Securities Loaned (cost $351,325)	351,325

Shares or Principal Amount	Short-Term Investments (1.7%)[c]	Value
	Thrivent Cash Management Trust
1,088,094	0.050%	1,088,094

	Total Short-Term Investments (at amortized cost)	1,088,094

	Total Investments (cost $60,199,589) 100.6%	$66,407,801

	Other Assets and Liabilities, Net (0.6%)	(392,338)

	Total Net Assets 100.0%	$66,015,463

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,983,626
Gross unrealized depreciation	(775,414)

Net unrealized appreciation (depreciation)	$6,208,212

Cost for federal income tax purposes	$60,199,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

Partner All Cap Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	8,140,666	8,140,666	–	–
Consumer Staples	5,405,957	5,405,957	–	–
Energy	5,812,467	5,812,467	–	–
Financials	11,458,311	11,458,311	–	–
Health Care	8,181,757	8,181,757	–	–
Industrials	7,152,117	7,152,117	–	–
Information Technology	12,966,640	12,966,640	–	–
Materials	2,472,136	2,472,136	–	–
Telecommunications Services	1,402,623	1,402,623	–	–
Utilities	1,975,708	1,975,708	–	–
Collateral Held for Securities Loaned	351,325	351,325	–	–
Short-Term Investments	1,088,094	1,088,094	–	–

Total	$66,407,801	$66,407,801	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$431,587	$5,575,145	$5,655,407	351,325	$351,325	$6,494
Cash Management Trust- Short Term Investment	818,729	8,075,538	7,806,173	1,088,094	1,088,094	375
Total Value and Income Earned	1,250,316				1,439,419	6,869

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (94.5%)	Value
Consumer Discretionary (20.2%)
128,904	Amazon.com, Inc.[a]	$41,563,806
40,900	AutoZone, Inc.[a]	20,845,094
472,659	Comcast Corporation	25,419,601
247,450	Home Depot, Inc.	22,701,063
326,850	Kohl’s Corporation	19,947,655
301,950	Las Vegas Sands Corporation	18,784,310
318,250	NIKE, Inc.	28,387,900
337,950	Starbucks Corporation	25,501,707

	Total	203,151,136

Consumer Staples (1.2%)
106,650	Anheuser-Busch InBev NV ADR	11,822,152

	Total	11,822,152

Energy (7.3%)
159,200	Cameron International Corporation[a]	10,567,696
144,600	EOG Resources, Inc.	14,318,292
191,900	Marathon Oil Corporation	7,213,521
208,519	Schlumberger, Ltd.	21,204,297
935,301	Weatherford International, Ltd.[a]	19,454,261

	Total	72,758,067

Financials (3.5%)
327,527	Citigroup, Inc.	16,972,449
307,589	J.P. Morgan Chase & Company	18,529,161

	Total	35,501,610

Health Care (16.4%)
93,000	Actavis, Inc.[a]	22,439,040
517,051	Cerner Corporation[a]	30,800,728
557,200	Gilead Sciences, Inc.[a]	59,313,940
239,800	Johnson & Johnson	25,560,282
234,400	Vertex Pharmaceuticals, Inc.[a]	26,325,464

	Total	164,439,454

Industrials (10.1%)
188,950	Boeing Company	24,068,451
803,750	Delta Air Lines, Inc.	29,055,563
274,250	Fluor Corporation	18,317,157
276,800	Union Pacific Corporation	30,010,656

	Total	101,451,827

Information Technology (35.8%)
9,150	Alibaba Group Holding, Ltd.[a]	812,978
796,057	Apple, Inc.	80,202,743
824,200	EMC Corporation	24,116,092
465,150	Facebook, Inc.[a]	36,765,456
45,139	Google, Inc.[a]	26,061,453
63,289	Google, Inc., Class Aa	37,239,880
65,300	LinkedIn Corporation[a]	13,568,687
149,800	MasterCard, Inc.	11,073,216
517,302	NetApp, Inc.	22,223,294
430,800	QUALCOMM, Inc.	32,210,916
371,200	Salesforce.com, Inc.[a]	21,355,136
148,700	Visa, Inc.	31,728,119

Shares	Common Stock (94.5%)	Value
Information Technology (35.8%) - continued
236,750	VMware, Inc.[a,b]	$22,216,620

	Total	359,574,590

	Total Common Stock (cost $720,105,110)	948,698,836

Shares	Collateral Held for Securities Loaned (2.2%)	Value
22,728,000	Thrivent Cash Management Trust	22,728,000

	Total Collateral Held for Securities Loaned (cost $22,728,000)	22,728,000

Shares or Principal Amount	Short-Term Investments (5.4%)[c]	Value
	Federal Home Loan Bank Discount Notes
3,200,000	0.085%, 10/17/2014[d]	3,199,879
800,000	0.080%, 11/5/2014[d]	799,938
	Thrivent Cash Management Trust
50,230,890	0.050%	50,230,890

	Total Short-Term Investments (at amortized cost)	54,230,707

	Total Investments (cost $797,063,817) 102.1%	$1,025,657,543

	Other Assets and Liabilities, Net (2.1%)	(21,558,855)

	Total Net Assets 100.0%	$1,004,098,689

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2014, $2,399,877 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$231,987,716
Gross unrealized depreciation	(3,393,990)

Net unrealized appreciation (depreciation)	$228,593,726

Cost for federal income tax purposes	$797,063,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	203,151,136	203,151,136	–	–
Consumer Staples	11,822,152	11,822,152	–	–
Energy	72,758,067	72,758,067	–	–
Financials	35,501,610	35,501,610	–	–
Health Care	164,439,454	164,439,454	–	–
Industrials	101,451,827	101,451,827	–	–
Information Technology	359,574,590	359,574,590	–	–
Collateral Held for Securities Loaned	22,728,000	22,728,000	–	–
Short-Term Investments	54,230,707	50,230,890	3,999,817	–

Total	$1,025,657,543	$1,021,657,726	$3,999,817	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	17,766	–	17,766	–

Total Liability Derivatives	$17,766	$–	$17,766	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	722	December 2014	$29,226,789	$29,209,023	($17,766)
Total Futures Contracts					($17,766)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$3,392,112	$142,875,275	$123,539,387	22,728,000	$22,728,000	$6,668
Cash Management Trust- Short Term Investment	43,932,944	115,606,489	109,308,543	50,230,890	50,230,890	18,689
Total Value and Income Earned	47,325,056				72,958,890	25,357

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (99.5%)	Value
Consumer Discretionary (28.2%)
9,780	Amazon.com, Inc.[a]	$3,153,463
1,600	AutoZone, Inc.[a]	815,456
12,900	CarMax, Inc.[a]	599,205
1,300	Chipotle Mexican Grill, Inc.[a]	866,567
10,200	Ctrip.com International, Ltd. ADR[a]	578,952
8,400	Delphi Automotive plc	515,256
4,700	Hanesbrands, Inc.	504,968
3,000	Harley-Davidson, Inc.	174,600
9,500	Home Depot, Inc.	871,530
13,300	Las Vegas Sands Corporation	827,393
19,100	Lowe’s Companies, Inc.	1,010,772
29,670	MGM Resorts International[a]	675,883
5,700	Michael Kors Holdings, Ltd.[a]	406,923
1,600	Netflix, Inc.[a]	721,888
5,400	NIKE, Inc.	481,680
2,170	Priceline Group, Inc.[a]	2,514,119
3,400	Ross Stores, Inc.	256,972
4,500	Sherwin-Williams Company	985,455
15,200	Starbucks Corporation	1,146,992
4,500	Starwood Hotels & Resorts Worldwide, Inc.	374,445
2,100	Tesla Motors, Inc.[a,b]	509,628
11,600	Tractor Supply Company	713,516
8,800	Twenty-First Century Fox, Inc.	301,752
4,600	Under Armour, Inc.[a]	317,860
2,800	Vipshop Holdings, Ltd. ADR[a,b]	529,228
11,300	Walt Disney Company	1,006,039
120,000	Wynn Macau, Ltd.	382,434
6,800	Wynn Resorts, Ltd.	1,272,144

	Total	22,515,120

Consumer Staples (2.9%)
3,900	Costco Wholesale Corporation	488,748
10,700	CVS Health Corporation	851,613
4,400	Estee Lauder Companies, Inc.	328,768
3,300	PepsiCo, Inc.	307,197
5,300	Walgreen Company	314,131

	Total	2,290,457

Energy (3.7%)
3,100	Concho Resources, Inc.[a]	388,709
6,000	Continental Resources, Inc.[a,b]	398,880
6,400	EQT Corporation	585,856
5,100	Pioneer Natural Resources Company	1,004,547
8,325	Range Resources Corporation	564,518

	Total	2,942,510

Financials (7.7%)
2,200	American Express Company	192,588
15,100	American Tower Corporation	1,413,813
1,300	BlackRock, Inc.	426,816
21,100	Crown Castle International Corporation	1,699,183
2,400	Intercontinental Exchange, Inc.	468,120
8,300	Invesco, Ltd.	327,684
20,500	Morgan Stanley	708,685
6,600	State Street Corporation	485,826

Shares	Common Stock (99.5%)	Value
Financials (7.7%) - continued
13,600	TD Ameritrade Holding Corporation	$453,832

	Total	6,176,547

Health Care (16.8%)
6,000	Alexion Pharmaceuticals, Inc.[a]	994,920
4,400	Allergan, Inc.	784,036
5,200	Biogen Idec, Inc.[a]	1,720,212
9,600	Celgene Corporation[a]	909,888
23,200	Gilead Sciences, Inc.[a]	2,469,640
3,500	Humana, Inc.	456,015
1,000	IDEXX Laboratories, Inc.[a]	117,830
5,800	Incyte Corporation[a]	284,490
2,000	Intuitive Surgical, Inc.[a]	923,640
8,600	McKesson Corporation	1,674,162
3,500	Pharmacyclics, Inc.[a]	411,005
1,200	Regeneron Pharmaceuticals, Inc.[a]	432,624
6,700	UnitedHealth Group, Inc.	577,875
8,300	Valeant Pharmaceuticals International, Inc.[a]	1,088,960
5,400	Vertex Pharmaceuticals, Inc.[a]	606,474

	Total	13,451,771

Industrials (12.9%)
9,600	Boeing Company	1,222,848
19,800	Danaher Corporation	1,504,404
4,700	Delta Air Lines, Inc.	169,905
3,100	FedEx Corporation	500,495
2,800	Flowserve Corporation	197,456
3,800	JB Hunt Transport Services, Inc.	281,390
5,200	Kansas City Southern	630,240
6,000	Precision Castparts Corporation	1,421,280
5,400	Roper Industries, Inc.	789,966
12,600	Tyco International, Ltd.	561,582
9,000	United Continental Holdings, Inc.[a]	421,110
7,100	United Technologies Corporation	749,760
30,700	US Airways Group, Inc.	1,089,236
1,100	W.W. Grainger, Inc.	276,815
5,900	Wabtec Corporation	478,136

	Total	10,294,623

Information Technology (24.9%)
11,272	Alibaba Group Holding, Ltd.[a]	1,001,517
12,700	Apple, Inc.	1,279,525
5,600	ASML Holding NVb	553,392
6,300	Baidu.com, Inc. ADR[a]	1,374,849
18,500	Facebook, Inc.[a]	1,462,240
5,200	Fiserv, Inc.[a]	336,102
4,290	Google, Inc.[a]	2,476,874
4,180	Google, Inc., Class Aa	2,459,554
2,800	LinkedIn Corporation[a]	581,812
22,600	MasterCard, Inc.	1,670,592
5,100	Mobileye NVa	273,309
473	NAVER Corporation	361,314
3,900	NetSuite, Inc.[a]	349,206
7,400	Pandora Media, Inc.[a]	178,784
8,200	Red Hat, Inc.[a]	460,430
17,700	Salesforce.com, Inc.[a]	1,018,281
6,100	ServiceNow, Inc.[a]	358,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (99.5%)	Value
Information Technology (24.9%) - continued
4,600	Stratasys, Ltd.[a]	$555,588
21,000	Tencent Holdings, Ltd.	312,511
10,400	Visa, Inc.	2,219,048
4,200	VMware, Inc.[a,b]	394,128
3,000	Workday, Inc.[a]	247,500

	Total	19,925,114

Materials (1.5%)
7,300	Ecolab, Inc.	838,259
2,000	Martin Marietta Materials, Inc.	257,880
1,100	Praxair, Inc.	141,900

	Total	1,238,039

Telecommunications Services (0.9%)
9,900	Softbank Corporation	691,504

	Total	691,504

	Total Common Stock (cost $46,910,802)	79,525,685

Shares	Preferred Stock (0.2%)	Value
Consumer Discretionary (0.2%)
2,943	AirBNB, Inc.[a,c]	119,818

	Total	119,818

Information Technology (<0.1%)
4,432	LivingSocial.com, Convertible[a,c]	2,039

	Total	2,039

	Total Preferred Stock (cost $153,900)	121,857

Shares	Collateral Held for Securities Loaned (2.0%)	Value
1,578,889	Thrivent Cash Management Trust	1,578,889

	Total Collateral Held for Securities Loaned (cost $1,578,889)	1,578,889

Shares or Principal Amount	Short-Term Investments (0.5%)[d]	Value
	Thrivent Cash Management Trust
432,460	0.050%	432,460

	Total Short-Term Investments (at amortized cost)	432,460

	Total Investments (cost $49,076,051) 102.2%	$81,658,891

	Other Assets and Liabilities, Net (2.2%)	(1,732,935)

	Total Net Assets 100.0%	$79,925,956

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is fair valued.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,098,574
Gross unrealized depreciation	(515,734)

Net unrealized appreciation (depreciation)	$32,582,840

Cost for federal income tax purposes	$49,076,051

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

Partner Growth Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	22,515,120	22,132,686	382,434	–
Consumer Staples	2,290,457	2,290,457	–	–
Energy	2,942,510	2,942,510	–	–
Financials	6,176,547	6,176,547	–	–
Health Care	13,451,771	13,451,771	–	–
Industrials	10,294,623	10,294,623	–	–
Information Technology	19,925,114	19,251,289	673,825	–
Materials	1,238,039	1,238,039	–	–
Telecommunications Services	691,504	–	691,504	–
Preferred Stock
Consumer Discretionary	119,818	–	–	119,818
Information Technology	2,039	–	–	2,039
Collateral Held for Securities Loaned	1,578,889	1,578,889	–	–
Short-Term Investments	432,460	432,460	–	–

Total	$81,658,891	$79,789,271	$1,747,763	$121,857

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$1,711,975	$15,525,442	$15,658,528	1,578,889	$1,578,889	$1,870
Cash Management Trust- Short Term Investment	724,634	9,316,020	9,608,194	432,460	432,460	305
Total Value and Income Earned	2,436,609				2,011,349	2,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (8.3%)
317,280	CBS Corporation	$16,974,480
359,840	Delphi Automotive plc	22,072,586
654,100	Lowe’s Companies, Inc.	34,614,972
156,610	Time Warner Cable, Inc.	22,471,969

	Total	96,134,007

Consumer Staples (6.4%)
416,070	CVS Health Corporation	33,115,011
110,500	Kimberly-Clark Corporation	11,886,485
408,872	Mondelez International, Inc.	14,009,999
124,109	Philip Morris International, Inc.	10,350,691
66,500	Wal-Mart Stores, Inc.	5,085,255

	Total	74,447,441

Energy (13.3%)
279,400	Cameron International Corporation[a]	18,546,572
144,375	Chevron Corporation	17,226,825
214,138	EOG Resources, Inc.	21,203,945
205,922	EQT Corporation	18,850,100
639,751	Marathon Oil Corporation	24,048,240
221,650	Schlumberger, Ltd.	22,539,588
499,700	Total SA ADR[b]	32,205,665

	Total	154,620,935

Financials (23.2%)
115,980	ACE, Ltd.	12,162,823
221,660	Allstate Corporation	13,603,274
2,074,990	Bank of America Corporation	35,378,580
379,900	Blackstone Group, LP	11,959,252
243,300	Capital One Financial Corporation	19,858,146
856,150	Citigroup, Inc.	44,365,693
401,600	Comerica, Inc.	20,023,776
284,432	Deutsche Bank AG	9,915,300
562,960	Invesco, Ltd.	22,225,661
594,920	MetLife, Inc.	31,959,102
763,360	Morgan Stanley	26,389,355
83,859	SVB Financial Group[a]	9,399,755
261,389	Wells Fargo & Company	13,558,247

	Total	270,798,964

Health Care (14.4%)
125,900	Amgen, Inc.	17,683,914
358,790	Baxter International, Inc.	25,750,358
234,090	Covidien plc	20,251,126
172,300	Express Scripts Holding Company[a]	12,169,549
134,585	Johnson & Johnson	14,345,415
751,700	Merck & Company, Inc.	44,560,776
478,700	Pfizer, Inc.	14,155,159
225,347	UnitedHealth Group, Inc.	19,436,179

	Total	168,352,476

Industrials (9.0%)
98,100	Boeing Company	12,495,978
751,200	CSX Corporation	24,083,472
190,000	Fluor Corporation	12,690,100
203,840	Honeywell International, Inc.	18,981,581
261,800	Ingersoll-Rand plc	14,755,048

Shares	Common Stock (97.1%)	Value
Industrials (9.0%) - continued
206,600	Jacobs Engineering Group, Inc.[a]	$10,086,212
180,440	Pentair, Ltd.	11,817,016

	Total	104,909,407

Information Technology (13.9%)
1,833,790	Cisco Systems, Inc.	46,156,494
598,800	EMC Corporation	17,520,888
483,660	Microsoft Corporation	22,422,478
392,380	NetApp, Inc.	16,856,645
539,500	Oracle Corporation	20,652,060
351,000	Teradata Corporation[a]	14,713,920
490,190	Texas Instruments, Inc.	23,377,161

	Total	161,699,646

Materials (3.2%)
188,000	Celanese Corporation	11,001,760
282,980	Dow Chemical Company	14,839,471
210,540	Nucor Corporation	11,428,111

	Total	37,269,342

Telecommunications Services (2.0%)
464,714	Verizon Communications, Inc.	23,231,053

	Total	23,231,053

Utilities (3.4%)
297,390	NiSource, Inc.	12,187,042
615,880	PG&E Corporation	27,739,235

	Total	39,926,277

	Total Common Stock (cost $832,032,380)	1,131,389,548

Shares	Collateral Held for Securities Loaned (1.8%)	Value
20,612,475	Thrivent Cash Management Trust	20,612,475

	Total Collateral Held for Securities Loaned (cost $20,612,475)	20,612,475

Shares or Principal Amount	Short-Term Investments (2.5%)[c]	Value
	Thrivent Cash Management Trust
28,752,188	0.050%	28,752,188

	Total Short-Term Investments (at amortized cost)	28,752,188

	Total Investments (cost $881,397,043) 101.4%	$1,180,754,211

	Other Assets and Liabilities, Net (1.4%)	(15,900,019)

	Total Net Assets 100.0%	$1,164,854,192

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

Large Cap Value Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$306,059,447
Gross unrealized depreciation	(6,702,279)

Net unrealized appreciation (depreciation)	$299,357,168

Cost for federal income tax purposes	$881,397,043

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	96,134,007	96,134,007	–	–
Consumer Staples	74,447,441	74,447,441	–	–
Energy	154,620,935	154,620,935	–	–
Financials	270,798,964	270,798,964	–	–
Health Care	168,352,476	168,352,476	–	–
Industrials	104,909,407	104,909,407	–	–
Information Technology	161,699,646	161,699,646	–	–
Materials	37,269,342	37,269,342	–	–
Telecommunications Services	23,231,053	23,231,053	–	–
Utilities	39,926,277	39,926,277	–	–
Collateral Held for Securities Loaned	20,612,475	20,612,475	–	–
Short-Term Investments	28,752,188	28,752,188	–	–

Total	$1,180,754,211	$1,180,754,211	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$11,313,000	$233,633,452	$224,333,977	20,612,475	$20,612,475	$88,157
Cash Management Trust- Short Term Investment	26,006,398	60,439,803	57,694,013	28,752,188	28,752,188	7,954
Total Value and Income Earned	37,319,398				49,364,663	96,111

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (93.8%)	Value
Consumer Discretionary (10.6%)
20,000	Alpine Electronics, Inc.	$330,230
41,792	Amazon.com, Inc.[a]	13,475,412
26,600	Aoyama Trading Company, Ltd.	619,956
27,750	AutoZone, Inc.[a]	14,143,065
3,300	Bayerische Motoren Werke AG	267,657
8,300	Bridgestone Corporation	274,522
27,200	Casio Computer Company, Ltd.[b]	454,546
6,600	Chiyoda Company, Ltd.	133,400
269,450	Comcast Corporation	14,491,021
2,400	Daimler AG	183,282
11,000	Delphi Automotive plc	674,740
53,200	EDION Corporation	336,165
200	Forbo Holding AG	204,357
42,900	Hakuhodo Dy Holdings, Inc.	434,291
53,572	Halfords Group plc	410,257
76,100	Haseko Corporation	588,076
6,400	Heiwa Corporation	126,454
72,913	Home Retail Group plc	196,372
29,000	Honda Motor Company, Ltd.	994,985
26,800	JM AB	854,493
231,425	Las Vegas Sands Corporation	14,396,949
208,000	Li & Fung, Ltd.	236,265
292,000	Luk Fook Holdings International, Ltd.	849,321
11,400	Next plc	1,220,192
48,500	NOK Corporation	1,113,409
40,300	Persimmon plc	867,154
18,839	Publicis Groupe SA	1,291,013
2,200	Rinnai Corporation	182,529
20,700	Sekisui House, Ltd.	243,965
46,109	Slater & Gordon, Ltd.	247,626
227,300	Starbucks Corporation	17,152,058
44,700	Sumitomo Forestry Company, Ltd.	480,967
800	Valora Holding AG	165,971
25,400	WH Smith plc	444,353
7,600	Wolters Kluwer NV	202,673
7,300	WPP plc	146,244

	Total	88,433,970

Consumer Staples (7.9%)
122,350	Anheuser-Busch InBev NV ADR	13,562,498
55,993	Britvic plc	604,391
108,550	CVS Health Corporation	8,639,494
66,000	Greencore Group plc	250,369
33,400	J Sainsbury plc	135,817
16,600	Kesko Oyj	592,513
170,200	Kimberly-Clark Corporation	18,308,414
5,900	KOSE Corporation	251,043
10,700	Matsumotokiyoshi Holdings Company, Ltd.	315,814
8,100	Nestle SA	595,277
77,100	Parmalat SPA	243,454
183,525	Philip Morris International, Inc.	15,305,985
5,200	Rallye SA	227,148
26,100	Reckitt Benckiser Group plc	2,256,531
21,292	SalMar ASA	375,722
21,900	Suedzucker AGb	342,220
40,900	Tate & Lyle plc	389,850

Shares	Common Stock (93.8%)	Value
Consumer Staples (7.9%) - continued
51,550	Wal-Mart Stores, Inc.	$3,942,028

	Total	66,338,568

Energy (9.9%)
343,927	BP plc	2,515,926
184,540	BW Offshore, Ltd.	230,549
109,750	Cameron International Corporation[a]	7,285,205
9,700	CAT Oil AG	183,826
33,100	Eni SPA[b]	785,342
39,300	Ensco plc	1,623,483
89,490	EOG Resources, Inc.	8,861,300
56,500	ERG SPA	696,143
395,000	Marathon Oil Corporation	14,848,050
47,000	Neste Oil Oyj	967,628
1,838	Paz Oil Company, Ltd.	290,053
91,797	Royal Dutch Shell plc	3,504,157
62,700	Royal Dutch Shell plc, Class B	2,478,764
101,385	Schlumberger, Ltd.	10,309,841
74,500	Showa Shell Sekiyu KK	710,761
10,530	Statoil ASA	286,688
8,636	Subsea 7 SA	123,328
12,800	Total SA	828,857
108,450	Total SA ADR[b]	6,989,603
862,200	Weatherford International, Ltd.[a]	17,933,760
48,600	Woodside Petroleum, Ltd.	1,725,671

	Total	83,178,935

Financials (16.2%)
96,800	Aberdeen Asset Management plc	624,502
100,780	ACE, Ltd.	10,568,799
18,900	Allianz SE	3,051,079
27,700	Amlin plc	194,356
71,800	Assicurazioni Generali SPA	1,505,446
12,100	AXA SA	298,056
125,700	Banco Santander SA	1,203,412
60,600	Bank Leumi Le-Israel BMa	245,439
241,134	Bank of America Corporation	4,111,335
187,650	Blackstone Group, LP	5,907,222
87,050	Capital One Financial Corporation	7,105,021
94,400	Catlin Group, Ltd.	795,978
97,600	Challenger, Ltd.	607,356
121,000	Cheung Kong Holdings, Ltd.	1,990,442
319,830	Citigroup, Inc.	16,573,591
23,700	CNP Assurances	446,114
136,500	Comerica, Inc.	6,805,890
28,200	Commonwealth Bank of Australia	1,856,760
59,866	Credit Agricole SA	902,395
10,400	Daito Trust Construction Company, Ltd.[b]	1,229,828
6,450	Delta Lloyd NV	155,416
195,250	Deutsche Bank AG	6,806,415
20,600	EXOR SPA	796,374
75,200	FlexiGroup, Ltd.	221,377
41,988	Friends Life Group, Ltd.	209,099
68,000	Fukuoka Financial Group, Inc.	324,375
7,900	GAM Holding AGa	136,088
2,400	Hannover Rueckversicherung SE	193,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (93.8%)	Value
Financials (16.2%) - continued
19,110	Hiscox, Ltd.	$195,174
125,466	Intermediate Capital Group plc	796,690
277,295	Intesa Sanpaolo SPA	739,151
277,410	Invesco, Ltd.	10,952,147
126,900	Israel Discount Bank, Ltd.[a]	218,304
369,749	J.P. Morgan Chase & Company	22,273,680
87,500	Link REIT	504,931
177,500	Mizuho Financial Group, Inc.	316,872
7,800	Muenchener Rueckversicherungs- Gesellschaft AG	1,538,695
7,300	National Australia Bank, Ltd.	207,638
50,900	Natixis	350,190
66,400	Old Mutual plc	194,767
60,000	Oversea-Chinese Banking Corporation, Ltd.	457,699
57,800	Phoenix Group Holdings	681,320
7,600	Sampo Oyj	367,473
6,500	SCOR SE	203,014
22,400	Sompo Japan Nipponkoa Holdings, Inc.	543,392
400	St. Galler Kantonalbank AG	145,700
17,700	Standard Chartered plc	326,472
16,000	Sun Hung Kai Properties, Ltd.	227,026
1,100	Swiss Life Holding AGa	262,123
4,100	Swiss Re AG	326,288
52,600	UnipolSai Assicurazioni SPA	148,071
87,817	United Overseas Bank, Ltd.	1,539,495
221,473	Wells Fargo & Company	11,487,804
72,338	Westpac Banking Corporation	2,030,778
13,500	Zurich Insurance Group AGa	4,017,640

	Total	135,918,403

Health Care (14.1%)
30,400	Actavis, Inc.[a]	7,334,912
11,000	Actelion, Ltd.	1,288,386
28,700	Amgen, Inc.	4,031,202
66,620	Baxter International, Inc.	4,781,317
125,700	Cerner Corporation[a]	7,487,949
8,800	CSL, Ltd.	570,467
161,509	Gilead Sciences, Inc.[a]	17,192,633
74,027	GlaxoSmithKline plc	1,691,073
4,000	Grifols SA	163,464
18,200	H. Lundbeck AS	406,397
22,200	Hikma Pharmaceuticals plc	621,936
19,217	ICON plc[a]	1,099,789
202,450	Johnson & Johnson	21,579,146
10,000	Kaken Pharmaceutical Company, Ltd.	225,474
28,300	KYORIN Holdings, Inc.	574,701
408,780	Merck & Company, Inc.	24,232,478
34,900	Novartis AG	3,286,477
425,150	Pfizer, Inc.	12,571,686
4,100	Teva Pharmaceutical Industries, Ltd.	220,663
73,800	Vertex Pharmaceuticals, Inc.[a]	8,288,478

	Total	117,648,628

Industrials (9.4%)
15,400	Actividades de Construccion y Servicios SA	590,278

Shares	Common Stock (93.8%)	Value
Industrials (9.4%) - continued
2,800	Adecco SA	$189,283
10,600	Aica Kogyo Company, Ltd.	225,221
150,065	Air New Zealand, Ltd.	227,573
16,932	Arcadis NV	560,047
5,400	Atlas Copco AB	139,556
49,300	Berendsen plc	781,197
126,800	Boeing Company	16,151,784
68,800	Bradken, Ltd.	255,683
1,200	Bucher Industries AG	308,015
37,600	Cardno, Ltd.[b]	198,216
92,750	Caterpillar, Inc.	9,185,033
29,500	Daifuku Company, Ltd.	347,288
313,800	Delta Air Lines, Inc.	11,343,870
17,700	Deutsche Lufthansa AG	277,929
4,200	DKSH Holding AG	312,221
52,400	Downer EDI, Ltd.	202,089
2,600	Duerr AG	188,680
6,897	Elbit Systems, Ltd.	427,674
58,742	Fluor Corporation	3,923,378
600	Georg Fischer AG	352,224
6,200	Go-Ahead Group plc	255,132
84,000	Hanwa Company, Ltd.	314,149
16,200	Hino Motors, Ltd.	226,691
7,700	Hoshizaki Electric Company, Ltd.	359,313
4,200	Implenia AG	229,142
4,300	Inaba Denki Sangyo Company, Ltd.	144,523
32,600	Intrum Justitia AB	916,485
73,000	ITOCHU Corporation	891,549
4,800	Jardine Matheson Holdings, Ltd.	286,026
3,400	Kanamoto Company, Ltd.	125,750
18,600	Komatsu, Ltd.	429,867
14,000	Legrand SA	728,443
15,500	Leighton Holdings, Ltd.[b]	262,177
20,000	Minebea Company, Ltd.	272,947
29,100	Mineral Resources, Ltd.	221,055
78,778	Mitie Group plc	366,440
22,000	Monadelphous Group, Ltd.[b]	245,713
25,100	Nitto Kogyo Corporation	503,718
224	Northgate plc	1,757
92,000	NTN Corporation	415,608
1,672	Saft Groupe SA	56,893
18,800	Securitas AB	208,230
13,000	Seino Holdings Company, Ltd.	104,212
35,500	Seven Group Holdings, Ltd.	209,846
18,700	Siemens AG	2,225,163
25,300	Sumitomo Corporation	279,239
11,100	Takasago Thermal Engineering Company, Ltd.	143,336
9,000	Teleperformance SA	556,638
76,000	Toppan Printing Company, Ltd.	546,177
188,950	Union Pacific Corporation	20,485,959
17,262	WS Atkins plc	367,581

	Total	78,566,998

Information Technology (18.2%)
5,350	Alibaba Group Holding, Ltd.[a]	475,348
396,888	Apple, Inc.	39,986,466
8,950	Bank Mandiri Persero Tbk PTa	139,441
8,000	Brother Industries, Ltd.	147,841
3,000	Cap Gemini SA	215,142

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (93.8%)	Value
Information Technology (18.2%) - continued
23,950	Check Point Software Technologies, Ltd.[a,b]	$1,658,298
201,100	Cisco Systems, Inc.	5,061,687
12,144	Dialog Semiconductor plc[a]	339,073
22,400	Econocom Group	202,164
12,296	Electrocomponents plc	44,270
647,900	EMC Corporation	18,957,554
101,525	Facebook, Inc.[a]	8,024,536
66,900	FUJIFILM Holdings NPV	2,055,643
19,144	Google, Inc.[a]	11,052,980
19,144	Google, Inc., Class Aa	11,264,521
58,000	Hitachi Kokusai Electric, Inc.	817,886
8,600	Hitachi Maxell, Ltd.	135,734
25,500	Hoya Corporation	856,296
2,200	Ingenico	224,676
700	Keyence Corporation	303,931
26,600	NEC Networks & System Integration Corporation	601,185
194,200	NetApp, Inc.	8,342,832
15,850	NXP Semiconductors NVa	1,084,616
219,000	Oki Electric Industry Company, Ltd.	512,451
31,300	Optimal Payments plc[a]	260,219
137,492	Pace plc	661,103
170,881	QUALCOMM, Inc.	12,776,772
3,800	Rohm Company, Ltd.	239,267
116,050	Salesforce.com, Inc.[a]	6,676,356
7,500	Seiko Epson Corporation	361,372
18,850	TE Connectivity, Ltd.	1,042,217
141,500	Telefonaktiebolaget LM Ericsson	1,784,155
140,350	Teradata Corporation[a]	5,883,472
11,100	ULVAC, Inc.[a]	139,697
92,805	VMware, Inc.[a,b]	8,708,821
33,200	VTech Holdings, Ltd.	409,610
10,900	Wincor Nixdorf AG	557,445

	Total	152,005,077

Materials (2.7%)
146,550	Celanese Corporation	8,576,106
618,745	Centamin plc	613,379
159,250	Dow Chemical Company	8,351,070
25,000	Hitachi Metals, Ltd.	450,614
6,300	Holmen AB	191,274
41,000	Kureha Corporation	202,067
150,400	Nippon Light Metal Holdings Company, Ltd.	216,673
24,700	Nippon Paper Industries Company, Ltd.	369,834
170,000	Oji Holdings Corporation	643,586
22,300	Orica, Ltd.	368,032
63,300	Petra Diamonds, Ltd.[a]	195,180
29,300	Stora Enso Oyj	243,092
55,000	Sumitomo Metal Mining Company, Ltd.	774,057
53,000	Toagosei Company, Ltd.	218,793
167,000	Tosoh Corporation	677,571
39,100	UPM-Kymmene Oyj	555,820

	Total	22,647,148

Shares	Common Stock (93.8%)	Value
Telecommunications Services (1.2%)
567,600	Bezeq Israel Telecommunication Corporation, Ltd.	$979,805
112,812	BT Group plc	691,985
35,600	Elisa Oyj	943,100
27,700	Freenet AG	718,239
25,600	iiNet, Ltd.	182,149
48,300	Nippon Telegraph & Telephone Corporation	2,995,290
84,000	Singapore Telecommunications, Ltd.	250,043
300	Swisscom AG	170,050
604,800	Telecom Italia SPA[a]	691,760
91,400	Telstra Corporation, Ltd.	424,076
668,190	Vodafone Group plc	2,201,823

	Total	10,248,320

Utilities (3.6%)
943,400	A2A SPA	932,615
22,400	E.ON SE	409,064
344,400	Electricidade de Portugal SA	1,501,817
13,500	Electricite de France	442,893
13,400	Endesa SA	529,195
283,200	Enel SPA	1,498,169
41,500	Fortum Oyj	1,011,856
105,400	IREN SpA	132,161
309,980	NiSource, Inc.	12,702,980
215,900	PG&E Corporation	9,724,136
2,500	Red Electrica Corporacion SA	216,395
39,300	United Utilities Group plc	513,365
7,600	Verbund AGb	153,060

	Total	29,767,706

	Total Common Stock (cost $659,662,094)	784,753,753

Shares	Collateral Held for Securities Loaned (2.3%)	Value
19,502,853	Thrivent Cash Management Trust	19,502,853

	Total Collateral Held for Securities Loaned (cost $19,502,853)	19,502,853

Shares or Principal Amount	Short-Term Investments (6.1%)[c]	Value
	Federal Home Loan Bank Discount Notes
2,700,000	0.085%, 10/17/2014	2,699,898
6,200,000	0.090%, 10/21/2014[d]	6,199,690
	Thrivent Cash Management Trust
42,231,337	0.050%	42,231,337

	Total Short-Term Investments (at amortized cost)	51,130,925

	Total Investments (cost $730,295,872) 102.2%	$855,387,531

	Other Assets and Liabilities, Net (2.2%)	(18,270,180)

	Total Net Assets 100.0%	$837,117,351

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 30, 2014, $6,199,690 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$139,584,726
Gross unrealized depreciation	(14,493,067)

Net unrealized appreciation (depreciation)	$125,091,659

Cost for federal income tax purposes	$730,295,872

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

Large Cap Stock Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	88,433,970	74,333,245	14,100,725	–
Consumer Staples	66,338,568	59,758,419	6,580,149	–
Energy	83,178,935	67,851,242	15,327,693	–
Financials	135,918,403	102,591,904	33,326,499	–
Health Care	117,648,628	108,599,590	9,049,038	–
Industrials	78,566,998	61,090,024	17,476,974	–
Information Technology	152,005,077	141,135,917	10,869,160	–
Materials	22,647,148	16,927,176	5,719,972	–
Telecommunications Services	10,248,320	–	10,248,320	–
Utilities	29,767,706	22,427,116	7,340,590	–
Collateral Held for Securities Loaned	19,502,853	19,502,853	–	–
Short-Term Investments	51,130,925	42,231,337	8,899,588	–

Total	$855,387,531	$716,448,823	$138,938,708	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	475,596	475,596	–	–

Total Asset Derivatives	$475,596	$475,596	$–	$–

Liability Derivatives
Futures Contracts	1,206,432	1,189,503	16,929	–

Total Liability Derivatives	$1,206,432	$1,189,503	$16,929	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	688	December 2014	$27,850,459	$27,833,530	($16,929)
Mini MSCI EAFE Index Futures	417	December 2014	39,547,248	38,357,745	(1,189,503)
S&P 500 Index Mini-Futures	(410)	December 2014	(40,768,346)	(40,292,750)	475,596
Total Futures Contracts					($730,836)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$–	$99,435,594	$79,932,741	19,502,853	$19,502,853	$30,231
Cash Management Trust- Short Term Investment	51,163,767	92,989,682	101,922,112	42,231,337	42,231,337	16,334
Total Value and Income Earned	51,163,767				61,734,190	46,565

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (97.8%)	Value
Consumer Discretionary (11.6%)
9,000	Amazon.com, Inc.[a]	$2,901,960
1,800	AutoNation, Inc.[a]	90,558
800	AutoZone, Inc.[a]	407,728
4,800	Bed Bath & Beyond, Inc.[a,b]	315,984
6,825	Best Buy Company, Inc.	229,252
5,400	BorgWarner, Inc.	284,094
5,150	Cablevision Systems Corporation[b]	90,177
5,150	CarMax, Inc.[a]	239,218
10,600	Carnival Corporation	425,802
11,472	CBS Corporation	613,752
700	Chipotle Mexican Grill, Inc.[a]	466,613
6,500	Coach, Inc.	231,465
61,365	Comcast Corporation	3,300,210
7,850	D.R. Horton, Inc.	161,082
3,100	Darden Restaurants, Inc.	159,526
7,050	Delphi Automotive plc	432,447
11,850	DIRECTV[a]	1,025,262
3,550	Discovery Communications, Inc., Class Aa	134,190
6,450	Discovery Communications, Inc., Class Ca	240,456
7,150	Dollar General Corporation[a]	436,937
4,850	Dollar Tree, Inc.[a]	271,939
2,350	Expedia, Inc.	205,907
2,250	Family Dollar Stores, Inc.	173,790
91,761	Ford Motor Company	1,357,145
1,150	Fossil, Inc.[a]	107,985
5,300	Gannett Company, Inc.	157,251
6,412	Gap, Inc.	267,316
2,850	Garmin, Ltd.	148,172
32,138	General Motors Company	1,026,488
3,600	Genuine Parts Company	315,756
6,500	Goodyear Tire & Rubber Company	146,802
6,500	H&R Block, Inc.	201,565
5,150	Harley-Davidson, Inc.	299,730
1,600	Harman International Industries, Inc.	156,864
2,700	Hasbro, Inc.	148,486
31,600	Home Depot, Inc.	2,898,984
9,967	Interpublic Group of Companies, Inc.	182,595
15,750	Johnson Controls, Inc.	693,000
4,800	Kohl’s Corporation	292,944
3,250	Leggett & Platt, Inc.	113,490
4,200	Lennar Corporation	163,086
5,754	Limited Brands, Inc.	385,403
23,300	Lowe’s Companies, Inc.	1,233,036
8,318	Macy’s, Inc.	483,941
5,156	Marriott International, Inc.	360,404
7,950	Mattel, Inc.	243,667
23,200	McDonald’s Corporation	2,199,592
4,900	Michael Kors Holdings, Ltd.[a]	349,811
1,450	Mohawk Industries, Inc.[a]	195,489
1,400	Netflix, Inc.[a]	631,652
6,423	Newell Rubbermaid, Inc.	221,015
11,725	News Corporation[a]	191,704
16,650	NIKE, Inc.	1,485,180
3,350	Nordstrom, Inc.	229,039
5,950	Omnicom Group, Inc.	409,717

Shares	Common Stock (97.8%)	Value
Consumer Discretionary (11.6%) - continued
2,450	O’Reilly Automotive, Inc.[a]	$368,382
2,350	PetSmart, Inc.	164,712
1,200	Priceline Group, Inc.[a]	1,390,296
8,042	Pulte Group, Inc.	142,022
1,900	PVH Corporation	230,185
1,400	Ralph Lauren Corporation	230,622
4,950	Ross Stores, Inc.	374,121
2,450	Scripps Networks Interactive, Inc.	191,321
2,000	Sherwin-Williams Company	437,980
1,400	Snap-On, Inc.	169,512
15,025	Staples, Inc.	181,802
17,750	Starbucks Corporation	1,339,415
4,500	Starwood Hotels & Resorts Worldwide, Inc.	374,445
14,950	Target Corporation	937,066
2,650	Tiffany & Company	255,222
6,558	Time Warner Cable, Inc.	941,007
20,250	Time Warner, Inc.	1,523,002
16,350	TJX Companies, Inc.	967,429
3,250	Tractor Supply Company	199,908
2,600	TripAdvisor, Inc.[a]	237,692
44,550	Twenty-First Century Fox, Inc.	1,527,620
3,950	Under Armour, Inc.[a,b]	272,945
2,400	Urban Outfitters, Inc.[a]	88,080
8,100	VF Corporation	534,843
8,972	Viacom, Inc.	690,306
37,197	Walt Disney Company	3,311,649
1,857	Whirlpool Corporation	270,472
2,972	Wyndham Worldwide Corporation	241,505
1,900	Wynn Resorts, Ltd.	355,452
10,380	Yum! Brands, Inc.	747,152

	Total	48,831,823

Consumer Staples (9.3%)
46,750	Altria Group, Inc.	2,147,695
15,218	Archer-Daniels-Midland Company	777,640
10,250	Avon Products, Inc.	129,150
3,737	Brown-Forman Corporation	337,152
4,200	Campbell Soup Company	179,466
2,950	Clorox Company	283,318
92,850	Coca-Cola Company	3,960,981
5,350	Coca-Cola Enterprises, Inc.	237,326
20,200	Colgate-Palmolive Company	1,317,444
9,900	ConAgra Foods, Inc.	327,096
3,950	Constellation Brands, Inc.[a]	344,282
10,350	Costco Wholesale Corporation	1,297,062
27,394	CVS Health Corporation	2,180,288
4,600	Dr Pepper Snapple Group, Inc.	295,826
5,300	Estee Lauder Companies, Inc.	396,016
14,500	General Mills, Inc.	731,525
2,900	Green Mountain Coffee Roasters, Inc.	377,377
3,500	Hershey Company	334,005
3,200	Hormel Foods Corporation	164,448
2,451	J.M. Smucker Company	242,624
6,000	Kellogg Company	369,600
8,842	Kimberly-Clark Corporation	951,134
14,017	Kraft Foods Group, Inc.	790,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (97.8%)	Value
Consumer Staples (9.3%) - continued
11,550	Kroger Company	$600,600
8,550	Lorillard, Inc.	512,230
3,100	McCormick & Company, Inc.	207,390
4,778	Mead Johnson Nutrition Company	459,739
3,750	Molson Coors Brewing Company	279,150
39,952	Mondelez International, Inc.	1,368,955
3,350	Monster Beverage Corporation[a]	307,095
35,530	PepsiCo, Inc.	3,307,488
36,800	Philip Morris International, Inc.	3,069,120
63,738	Procter & Gamble Company	5,337,420
7,300	Reynolds American, Inc.	430,700
5,450	Safeway, Inc.	186,935
13,900	Sysco Corporation	527,505
6,900	Tyson Foods, Inc.	271,653
20,700	Walgreen Company	1,226,889
37,250	Wal-Mart Stores, Inc.	2,848,508
8,500	Whole Foods Market, Inc.	323,935

	Total	39,437,326

Energy (9.5%)
11,922	Anadarko Petroleum Corporation	1,209,368
9,070	Apache Corporation	851,401
10,283	Baker Hughes, Inc.	669,012
9,900	Cabot Oil & Gas Corporation	323,631
4,800	Cameron International Corporation[a]	318,624
12,200	Chesapeake Energy Corporation	280,478
44,846	Chevron Corporation	5,351,025
2,050	Cimarex Energy Company	259,387
28,999	ConocoPhillips	2,219,003
5,450	Consol Energy, Inc.	206,337
8,300	Denbury Resources, Inc.	124,749
9,050	Devon Energy Corporation	617,029
1,600	Diamond Offshore Drilling, Inc.[b]	54,832
5,450	Ensco plc	225,139
12,950	EOG Resources, Inc.	1,282,309
3,550	EQT Corporation	324,967
100,640	Exxon Mobil Corporation	9,465,192
5,550	FMC Technologies, Inc.[a]	301,421
20,050	Halliburton Company	1,293,425
2,550	Helmerich & Payne, Inc.	249,568
6,150	Hess Corporation	580,068
15,550	Kinder Morgan, Inc.[b]	596,187
15,918	Marathon Oil Corporation	598,358
6,634	Marathon Petroleum Corporation	561,701
3,950	Murphy Oil Corporation	224,794
6,900	Nabors Industries, Ltd.	157,044
10,150	National Oilwell Varco, Inc.	772,415
3,200	Newfield Exploration Company[a]	118,624
5,950	Noble Corporation	132,209
8,500	Noble Energy, Inc.	581,060
18,400	Occidental Petroleum Corporation	1,769,160
4,900	ONEOK, Inc.	321,195
13,174	Phillips 66	1,071,178
3,400	Pioneer Natural Resources Company	669,698
3,900	QEP Resources, Inc.	120,042
3,950	Range Resources Corporation	267,850

Shares	Common Stock (97.8%)	Value
Energy (9.5%) - continued
30,644	Schlumberger, Ltd.	$3,116,188
8,350	Southwestern Energy Company[a]	291,833
15,804	Spectra Energy Corporation	620,465
3,000	Tesoro Corporation	182,940
8,050	Transocean, Ltd.[b]	257,358
12,400	Valero Energy Corporation	573,748
15,800	Williams Companies, Inc.	874,530

	Total	40,085,542

Financials (16.0%)
7,900	ACE, Ltd.	828,473
1,300	Affiliated Managers Group, Inc.[a]	260,468
10,700	Aflac, Inc.	623,275
10,232	Allstate Corporation	627,938
21,200	American Express Company	1,855,848
33,567	American International Group, Inc.	1,813,289
9,350	American Tower Corporation	875,440
4,450	Ameriprise Financial, Inc.	549,041
6,875	Aon plc	602,731
3,436	Apartment Investment & Management Company	109,334
1,700	Assurant, Inc.	109,310
3,051	AvalonBay Communities, Inc.	430,099
247,360	Bank of America Corporation	4,217,488
26,702	Bank of New York Mellon Corporation	1,034,168
17,000	BB&T Corporation	632,570
43,069	Berkshire Hathaway, Inc.[a]	5,949,552
3,000	BlackRock, Inc.	984,960
3,600	Boston Properties, Inc.	416,736
13,223	Capital One Financial Corporation	1,079,261
6,550	CBRE Group, Inc.[a]	194,797
26,825	Charles Schwab Corporation	788,387
5,700	Chubb Corporation	519,156
3,438	Cincinnati Financial Corporation	161,758
71,593	Citigroup, Inc.	3,709,949
7,400	CME Group, Inc.	591,667
4,300	Comerica, Inc.	214,398
7,900	Crown Castle International Corporation	636,187
10,875	Discover Financial Services	700,241
6,760	E*TRADE Financial Corporation[a]	152,708
8,500	Equity Residential	523,430
1,450	Essex Property Trust, Inc.	259,188
19,644	Fifth Third Bancorp	393,273
9,300	Franklin Resources, Inc.	507,873
14,900	General Growth Properties, Inc.	350,895
11,700	Genworth Financial, Inc.[a]	153,270
9,650	Goldman Sachs Group, Inc.	1,771,451
10,550	Hartford Financial Services Group, Inc.	392,987
10,850	HCP, Inc.	430,854
7,650	Health Care REIT, Inc.	477,131
17,891	Host Hotels & Resorts, Inc.	381,615
11,300	Hudson City Bancorp, Inc.	109,836
19,271	Huntington Bancshares, Inc.	187,507
2,700	Intercontinental Exchange, Inc.	526,635
10,200	Invesco, Ltd.	402,696
4,069	Iron Mountain, Inc.	132,853

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (97.8%)	Value
Financials (16.0%) - continued
88,548	J.P. Morgan Chase & Company	$5,334,132
20,700	KeyCorp	275,931
9,750	Kimco Realty Corporation	213,623
2,400	Legg Mason, Inc.	122,784
7,451	Leucadia National Corporation	177,632
6,194	Lincoln National Corporation	331,875
7,200	Loews Corporation	299,952
3,100	M&T Bank Corporation	382,199
3,300	Macerich Company	210,639
12,850	Marsh & McLennan Companies, Inc.	672,569
6,400	McGraw-Hill Companies, Inc.	540,480
26,532	MetLife, Inc.	1,425,299
4,400	Moody’s Corporation	415,800
36,150	Morgan Stanley	1,249,705
2,750	NASDAQ OMX Group, Inc.	116,655
9,850	Navient Corporation	174,444
5,250	Northern Trust Corporation	357,157
7,350	People’s United Financial, Inc.	106,355
4,150	Plum Creek Timber Company, Inc.	161,891
12,714	PNC Financial Services Group, Inc.	1,088,064
6,450	Principal Financial Group, Inc.	338,432
12,700	Progressive Corporation	321,056
11,796	Prologis, Inc.	444,709
10,900	Prudential Financial, Inc.	958,546
3,400	Public Storage, Inc.	563,856
32,477	Regions Financial Corporation	326,069
7,344	Simon Property Group, Inc.	1,207,500
10,000	State Street Corporation	736,100
12,550	SunTrust Banks, Inc.	477,276
6,168	T. Rowe Price Group, Inc.	483,571
3,100	Torchmark Corporation	162,347
8,031	Travelers Companies, Inc.	754,432
42,485	U.S. Bancorp	1,777,148
6,074	Unum Group	208,824
6,900	Ventas, Inc.	427,455
4,097	Vornado Realty Trust	409,536
111,790	Wells Fargo & Company	5,798,547
12,532	Weyerhaeuser Company	399,270
6,250	XL Group plc	207,312
4,750	Zions Bancorporation	138,035

	Total	67,467,930

Health Care (13.5%)
35,550	Abbott Laboratories	1,478,524
37,450	AbbVie, Inc.	2,163,112
6,246	Actavis, Inc.[a]	1,507,035
8,389	Aetna, Inc.	679,509
4,700	Alexion Pharmaceuticals, Inc.[a]	779,354
7,000	Allergan, Inc.	1,247,330
5,000	AmerisourceBergen Corporation	386,500
17,990	Amgen, Inc.	2,526,875
12,800	Baxter International, Inc.	918,656
4,500	Becton, Dickinson and Company	512,145
5,600	Biogen Idec, Inc.[a]	1,852,536
31,150	Boston Scientific Corporation[a]	367,882
38,998	Bristol-Myers Squibb Company	1,995,918
1,800	C.R. Bard, Inc.	256,878
7,975	Cardinal Health, Inc.	597,487

Shares	Common Stock (97.8%)	Value
Health Care (13.5%) - continued
4,837	CareFusion Corporation[a]	$218,874
18,900	Celgene Corporation[a]	1,791,342
7,150	Cerner Corporation[a]	425,925
6,250	CIGNA Corporation	566,812
10,600	Covidien plc	917,006
4,100	DaVita HealthCare Partners, Inc.[a]	299,874
3,350	DENTSPLY International, Inc.	152,760
2,500	Edwards Lifesciences Corporation[a]	255,375
23,200	Eli Lilly and Company	1,504,520
17,695	Express Scripts Holding Company[a]	1,249,798
35,250	Gilead Sciences, Inc.[a]	3,752,363
3,980	Hospira, Inc.[a]	207,079
3,650	Humana, Inc.	475,558
850	Intuitive Surgical, Inc.[a]	392,547
66,540	Johnson & Johnson	7,092,499
2,000	Laboratory Corporation of America Holdings[a]	203,500
2,650	Mallinckrodt, LLC[a]	238,898
5,442	McKesson Corporation	1,059,394
23,100	Medtronic, Inc.	1,431,045
67,783	Merck & Company, Inc.	4,018,176
8,850	Mylan, Inc.[a]	402,587
2,050	Patterson Companies, Inc.	84,931
2,650	PerkinElmer, Inc.	115,540
3,150	Perrigo Company plc	473,099
149,510	Pfizer, Inc.	4,421,011
3,400	Quest Diagnostics, Inc.[b]	206,312
1,750	Regeneron Pharmaceuticals, Inc.[a]	630,910
6,734	St. Jude Medical, Inc.	404,915
7,050	Stryker Corporation	569,288
2,325	Tenet Healthcare Corporation[a]	138,082
9,400	Thermo Fisher Scientific, Inc.	1,143,980
22,950	UnitedHealth Group, Inc.	1,979,437
2,150	Universal Health Services, Inc.	224,675
2,450	Varian Medical Systems, Inc.[a]	196,294
5,550	Vertex Pharmaceuticals, Inc.[a]	623,320
2,000	Waters Corporation[a]	198,240
6,500	WellPoint, Inc.	777,530
3,950	Zimmer Holdings, Inc.	397,173
11,800	Zoetis, Inc.	436,010

	Total	56,946,420

Industrials (10.0%)
15,250	3M Company	2,160,620
4,150	ADT Corporation[b]	147,159
2,251	Allegion plc	107,238
5,800	AMETEK, Inc.	291,218
15,810	Boeing Company	2,013,878
3,500	C.H. Robinson Worldwide, Inc.	232,120
14,800	Caterpillar, Inc.	1,465,644
2,300	Cintas Corporation	162,357
23,600	CSX Corporation	756,616
4,050	Cummins, Inc.	534,519
14,350	Danaher Corporation	1,090,313
8,450	Deere & Company	692,815
19,900	Delta Air Lines, Inc.	719,385
3,950	Dover Corporation	317,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (97.8%)	Value
Industrials (10.0%) - continued
900	Dun & Bradstreet Corporation	$105,723
11,344	Eaton Corporation plc	718,869
16,500	Emerson Electric Company	1,032,570
2,850	Equifax, Inc.	213,009
4,650	Expeditors International of Washington, Inc.	188,697
6,450	Fastenal Company	289,605
6,260	FedEx Corporation	1,010,677
1,750	First Solar, Inc.[a]	115,168
3,250	Flowserve Corporation	229,190
3,750	Fluor Corporation	250,463
7,500	General Dynamics Corporation	953,175
236,200	General Electric Company	6,051,444
18,475	Honeywell International, Inc.	1,720,392
8,650	Illinois Tool Works, Inc.	730,233
6,300	Ingersoll-Rand plc	355,068
3,150	Jacobs Engineering Group, Inc.[a]	153,783
2,350	Joy Global, Inc.	128,169
2,600	Kansas City Southern	315,120
2,050	L-3 Communications Holdings, Inc.	243,786
6,300	Lockheed Martin Corporation	1,151,514
8,400	Masco Corporation	200,928
7,200	Nielsen NV	319,176
7,300	Norfolk Southern Corporation	814,680
4,898	Northrop Grumman Corporation	645,360
8,387	PACCAR, Inc.	477,011
2,550	Pall Corporation	213,435
3,525	Parker Hannifin Corporation	402,379
4,549	Pentair, Ltd.	297,914
4,800	Pitney Bowes, Inc.	119,952
3,400	Precision Castparts Corporation	805,392
5,100	Quanta Services, Inc.[a]	185,079
7,350	Raytheon Company	746,907
5,970	Republic Services, Inc.	232,949
3,250	Robert Half International, Inc.	159,250
3,250	Rockwell Automation, Inc.	357,110
3,200	Rockwell Collins, Inc.	251,200
2,350	Roper Industries, Inc.	343,782
1,250	Ryder System, Inc.	112,463
16,200	Southwest Airlines Company	547,074
3,700	Stanley Black & Decker, Inc.	328,523
2,000	Stericycle, Inc.[a]	233,120
6,600	Textron, Inc.	237,534
10,500	Tyco International, Ltd.	467,985
21,200	Union Pacific Corporation	2,298,504
16,600	United Parcel Service, Inc.	1,631,614
2,250	United Rentals, Inc.[a]	249,975
20,100	United Technologies Corporation	2,122,560
1,400	W.W. Grainger, Inc.	352,310
10,199	Waste Management, Inc.	484,758
4,300	Xylem, Inc.	152,607

	Total	42,439,371

Information Technology (19.3%)
14,900	Accenture plc	1,211,668
11,150	Adobe Systems, Inc.[a]	771,468
7,815	Agilent Technologies, Inc.	445,299
4,200	Akamai Technologies, Inc.[a]	251,160
1,300	Alliance Data Systems Corporation[a]	322,751

Shares	Common Stock (97.8%)	Value
Information Technology (19.3%) - continued
7,300	Altera Corporation	$261,194
3,700	Amphenol Corporation	369,482
7,400	Analog Devices, Inc.	366,226
141,450	Apple, Inc.[c]	14,251,088
28,700	Applied Materials, Inc.	620,207
5,350	Autodesk, Inc.[a]	294,785
11,350	Automatic Data Processing, Inc.	942,958
5,900	Avago Technologies, Ltd.	513,300
12,700	Broadcom Corporation	513,334
7,562	CA, Inc.	211,282
120,450	Cisco Systems, Inc.	3,031,726
3,850	Citrix Systems, Inc.[a]	274,659
14,400	Cognizant Technology Solutions Corporation[a]	644,688
3,450	Computer Sciences Corporation	210,967
30,450	Corning, Inc.	588,903
26,600	eBay, Inc.[a]	1,506,358
7,400	Electronic Arts, Inc.[a]	263,514
47,536	EMC Corporation	1,390,903
1,800	F5 Networks, Inc.[a]	213,732
45,750	Facebook, Inc.[a]	3,616,080
6,750	Fidelity National Information Services, Inc.	380,025
5,950	Fiserv, Inc.[a]	384,578
3,300	FLIR Systems, Inc.	103,422
2,650	GameStop Corporation	109,180
6,700	Google, Inc.[a]	3,868,312
6,700	Google, Inc., Class Aa	3,942,347
2,500	Harris Corporation	166,000
44,136	Hewlett-Packard Company	1,565,504
116,300	Intel Corporation	4,049,566
21,900	International Business Machines Corporation	4,157,277
6,700	Intuit, Inc.	587,255
4,650	Jabil Circuit, Inc.	93,790
9,450	Juniper Networks, Inc.	209,317
3,900	KLA-Tencor Corporation	307,242
3,800	Lam Research Corporation	283,860
5,600	Linear Technology Corporation	248,584
23,300	MasterCard, Inc.	1,722,336
4,700	Microchip Technology, Inc.[b]	221,981
25,200	Micron Technology, Inc.[a]	863,352
193,750	Microsoft Corporation	8,982,250
5,255	Motorola Solutions, Inc.	332,536
7,500	NetApp, Inc.	322,200
12,150	NVIDIA Corporation	224,168
76,987	Oracle Corporation	2,947,062
7,700	Paychex, Inc.	340,340
39,250	QUALCOMM, Inc.	2,934,723
4,450	Red Hat, Inc.[a]	249,868
13,550	Salesforce.com, Inc.[a]	779,532
5,300	SanDisk Corporation	519,135
7,700	Seagate Technology plc	440,979
16,274	Symantec Corporation	382,602
9,650	TE Connectivity, Ltd.	533,549
3,650	Teradata Corporation[a]	153,008
25,250	Texas Instruments, Inc.	1,204,173
3,900	Total System Services, Inc.	120,744
2,650	VeriSign, Inc.[a,b]	146,068
11,650	Visa, Inc.	2,485,761
5,200	Western Digital Corporation	506,064
12,580	Western Union Company	201,783

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (97.8%)	Value
Information Technology (19.3%) - continued
25,735	Xerox Corporation	$340,474
6,300	Xilinx, Inc.	266,805
21,800	Yahoo!, Inc.[a]	888,350

	Total	81,653,834

Materials (3.3%)
4,550	Air Products and Chemicals, Inc.	592,319
1,600	Airgas, Inc.	177,040
27,814	Alcoa, Inc.	447,527
2,569	Allegheny Technologies, Inc.	95,310
2,250	Avery Dennison Corporation	100,462
3,300	Ball Corporation	208,791
2,400	Bemis Company, Inc.	91,248
1,200	CF Industries Holdings, Inc.	335,064
26,393	Dow Chemical Company	1,384,049
21,561	E.I. du Pont de Nemours and Company	1,547,217
3,550	Eastman Chemical Company	287,159
6,350	Ecolab, Inc.	729,170
3,150	FMC Corporation	180,149
24,442	Freeport-McMoRan, Inc.	798,031
1,900	International Flavors & Fragrances, Inc.	182,172
10,021	International Paper Company	478,403
10,050	LyondellBasell Industries NV	1,092,033
1,400	Martin Marietta Materials, Inc.	180,516
3,981	MeadWestvaco Corporation	162,982
12,378	Monsanto Company	1,392,649
7,550	Mosaic Company	335,296
11,798	Newmont Mining Corporation	271,944
7,500	Nucor Corporation	407,100
3,900	Owens-Illinois, Inc.[a]	101,595
3,250	PPG Industries, Inc.	639,405
6,900	Praxair, Inc.	890,100
4,952	Sealed Air Corporation	172,726
2,800	Sigma-Aldrich Corporation	380,828
3,050	Vulcan Materials Company	183,702

	Total	13,844,987

Telecommunications Services (2.4%)
122,389	AT&T, Inc.	4,312,988
13,375	CenturyLink, Inc.	546,904
23,228	Frontier Communications Corporation[b]	151,214
98,096	Verizon Communications, Inc.	4,903,819
14,157	Windstream Corporation[b]	152,613

	Total	10,067,538

Utilities (2.9%)
15,700	AES Corporation	222,626
2,805	AGL Resources, Inc.	144,009
5,700	Ameren Corporation	218,481
11,510	American Electric Power Company, Inc.	600,937
10,123	CenterPoint Energy, Inc.	247,710
6,500	CMS Energy Corporation	192,790
6,900	Consolidated Edison, Inc.	390,954
13,794	Dominion Resources, Inc.	953,027
4,150	DTE Energy Company	315,732
16,702	Duke Energy Corporation	1,248,809
7,700	Edison International, Inc.	430,584

Shares	Common Stock (97.8%)	Value
Utilities (2.9%) - continued
4,200	Entergy Corporation	$324,786
20,074	Exelon Corporation	684,323
9,884	FirstEnergy Corporation	331,806
1,865	Integrys Energy Group, Inc.	120,889
10,250	NextEra Energy, Inc.	962,270
7,409	NiSource, Inc.	303,621
7,450	Northeast Utilities	330,035
7,950	NRG Energy, Inc.	242,316
5,900	Pepco Holdings, Inc.	157,884
11,150	PG&E Corporation	502,196
2,600	Pinnacle West Capital Corporation	142,064
15,700	PPL Corporation	515,588
11,900	Public Service Enterprise Group, Inc.	443,156
3,350	SCANA Corporation	166,194
5,475	Sempra Energy	576,955
21,050	Southern Company	918,832
5,500	TECO Energy, Inc.[b]	95,590
5,350	Wisconsin Energy Corporation[b]	230,050
11,905	Xcel Energy, Inc.	361,912

	Total	12,376,126

	Total Common Stock (cost $238,228,079)	413,150,897

Shares	Collateral Held for Securities Loaned (0.6%)	Value
2,572,310	Thrivent Cash Management Trust	2,572,310

	Total Collateral Held for Securities Loaned (cost $2,572,310)	2,572,310

Shares or Principal Amount	Short-Term Investments (2.1%)[d]	Value
	Thrivent Cash Management Trust
8,777,953	0.050%	8,777,953

	Total Short-Term Investments (at amortized cost)	8,777,953

	Total Investments (cost $249,578,342) 100.5%	$424,501,160

	Other Assets and Liabilities, Net (0.5%)	(2,089,743)

	Total Net Assets 100.0%	$422,411,417

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At September 30, 2014, $1,410,500 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$183,795,664
Gross unrealized depreciation	(8,872,846)

Net unrealized appreciation (depreciation)	$174,922,818

Cost for federal income tax purposes	$249,578,342

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

Large Cap Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	48,831,823	48,831,823	–	–
Consumer Staples	39,437,326	39,437,326	–	–
Energy	40,085,542	40,085,542	–	–
Financials	67,467,930	67,467,930	–	–
Health Care	56,946,420	56,946,420	–	–
Industrials	42,439,371	42,439,371	–	–
Information Technology	81,653,834	81,653,834	–	–
Materials	13,844,987	13,844,987	–	–
Telecommunications Services	10,067,538	10,067,538	–	–
Utilities	12,376,126	12,376,126	–	–
Collateral Held for Securities Loaned	2,572,310	2,572,310	–	–
Short-Term Investments	8,777,953	8,777,953	–	–

Total	$424,501,160	$424,501,160	$–	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	97,643	97,643	–	–

Total Liability Derivatives	$97,643	$97,643	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	88	December 2014	$8,745,843	$8,648,200	($97,643)
Total Futures Contracts					($97,643)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$1,553,927	$10,573,614	$9,555,231	2,572,310	$2,572,310	$7,399
Cash Management Trust- Short Term Investment	6,939,002	14,358,770	12,519,819	8,777,953	8,777,953	2,451
Total Value and Income Earned	8,492,929				11,350,263	9,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

High Yield Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (5.8%)[a]	Value
Communications Services (2.8%)
	Birch Communication Inc., Term Loan
$4,330,000	7.750%, 7/17/2020	$4,221,750
	Cengage Learning Aquisitions, Term Loan
5,392,900	7.000%, 3/31/2020	5,381,359
	Clear Channel Communications, Inc., Term Loan
65,243	3.804%, 1/29/2016	64,550
7,733,196	6.904%, 1/30/2019	7,379,712
2,487,127	7.654%, 7/30/2019	2,432,062
	IMG Worldwide, Inc., Term Loan
3,250,000	8.250%, 5/6/2022	3,163,322
	McGraw-Hill Global Education, LLC, Term Loan
2,233,739	5.750%, 3/22/2019	2,235,414

	Total	24,878,169

Consumer Cyclical (1.2%)
	Amaya BV, Term Loan
2,695,000	8.000%, 8/1/2022	2,730,924
	Mohegan Tribal Gaming Authority, Term Loan
2,689,675	5.500%, 11/19/2019	2,639,244
	Scientific Games International, Inc., Term Loan
5,050,000	0.000%, 9/17/2021[b,c]	4,947,182

	Total	10,317,350

Consumer Non-Cyclical (0.8%)
	Albertsons, Inc., Term Loan
2,970,094	4.750%, 3/21/2019	2,953,402
	HCA, Inc., Term Loan
4,682,250	2.983%, 5/1/2018	4,623,067

	Total	7,576,469

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,650,000	6.500%, 2/28/2019	2,651,987

	Total	2,651,987

Technology (0.7%)
	First Data Corporation, Term Loan
6,540,676	3.655%, 3/23/2018	6,407,835

	Total	6,407,835

	Total Bank Loans (cost $51,927,303)	51,831,810

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
2,107,514	5.746%, 5/25/2036[d]	1,576,143

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Asset-Backed Securities (0.3%) - continued
$1,800,000	6.011%, 5/25/2036 [d]	$1,321,623

	Total	2,897,766

Basic Materials (7.3%)
	APERAM
2,645,000	7.750%, 4/1/2018*	2,750,800
	Bluescope Steel, Ltd.
1,590,000	7.125%, 5/1/2018*	1,653,600
	First Quantum Minerals, Ltd.
3,535,000	6.750%, 2/15/2020[e]	3,570,350
3,535,000	7.000%, 2/15/2021[e]	3,583,606
	FMG Resources Pty. Ltd.
1,590,000	6.000%, 4/1/2017[e,f]	1,601,925
2,165,000	6.875%, 2/1/2018[e,f]	2,224,537
5,550,000	8.250%, 11/1/2019[e,f]	5,737,313
	Graphic Packaging International, Inc.
1,600,000	7.875%, 10/1/2018	1,668,000
790,000	4.750%, 4/15/2021	788,025
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
6,410,000	8.875%, 2/1/2018	6,530,187
	INEOS Group Holdings SA
3,245,000	6.125%, 8/15/2018[e,f]	3,236,888
	Magnetation, LLC
3,720,000	11.000%, 5/15/2018[e]	3,775,800
	Midwest Vanadium, Pty. Ltd.
3,430,000	11.500%, 2/15/2018*	497,350
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,221,562
	Rayonier AM Products, Inc.
1,190,000	5.500%, 6/1/2024[e]	1,133,475
	Resolute Forest Products, Inc.
4,960,000	5.875%, 5/15/2023	4,584,900
	Ryerson, Inc.
2,100,000	9.000%, 10/15/2017	2,215,500
	Sappi Papier Holding GmbH
2,645,000	8.375%, 6/15/2019[e]	2,849,988
	Signode Industrial Group Lux SA
1,080,000	6.375%, 5/1/2022[e]	1,036,800
	Tembec Industries, Inc.
2,660,000	9.000%, 12/15/2019[c,e]	2,679,950
	Trinseo Materials Operating SCA
3,136,000	8.750%, 2/1/2019	3,300,640
	Westmoreland Coal Company
3,930,000	10.750%, 2/1/2018	4,126,500
	Westmoreland Escrow Corporation
1,350,000	10.750%, 2/1/2018[e]	1,417,500

	Total	65,185,196

Capital Goods (7.9%)
	Abengoa Finance SAU
3,250,000	7.750%, 2/1/2020[e,f]	3,493,750
	Abengoa Greenfield SA
3,460,000	6.500%, 10/1/2019[e]	3,442,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

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Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Capital Goods (7.9%) - continued
	Berry Plastics Corporation
$2,710,000	5.500%, 5/15/2022	$2,608,375
	Brand Energy & Infrastructure Services, Inc.
2,170,000	8.500%, 12/1/2021[e]	2,180,850
	Case New Holland, Inc.
2,550,000	7.875%, 12/1/2017	2,833,687
	Cemex Finance, LLC
2,695,000	9.375%, 10/12/2017[e]	3,038,613
	Cemex SAB de CV
2,750,000	5.700%, 1/11/2025[e]	2,649,625
	CNH Capital, LLC
2,150,000	3.625%, 4/15/2018	2,101,625
	CTP Transportation Products, LLC
3,245,000	8.250%, 12/15/2019*	3,464,038
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020	5,084,750
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[e]	2,778,600
	Nortek, Inc.
3,640,000	8.500%, 4/15/2021	3,913,000
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,903,750
	Reynolds Group Issuer, Inc.
1,580,000	9.000%, 4/15/2019	1,645,175
2,160,000	9.875%, 8/15/2019	2,324,700
2,100,000	5.750%, 10/15/2020	2,136,750
2,630,000	8.250%, 2/15/2021[f]	2,781,225
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	3,377,400
	Safeway Group Holding, LLC
3,175,000	7.000%, 5/15/2018[e]	3,230,563
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	3,989,850
	Tekni-Plex, Inc.
2,305,000	9.750%, 6/1/2019[e]	2,506,687
	United Rentals North America, Inc.
1,070,000	7.375%, 5/15/2020	1,136,875
1,625,000	6.125%, 6/15/2023	1,669,687
	UR Financing Escrow Corporation
4,250,000	7.625%, 4/15/2022	4,621,875

	Total	70,914,150

Communications Services (17.8%)
	Altice Financing SA
1,080,000	6.500%, 1/15/2022[e]	1,107,000
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[e]	1,176,000
540,000	8.125%, 1/15/2024[e]	577,800
	Altice SA
3,250,000	7.750%, 5/15/2022[e]	3,355,625
	AMC Networks, Inc.
4,810,000	7.750%, 7/15/2021	5,242,900
	B Communications, Ltd.
2,710,000	7.375%, 2/15/2021[e]	2,882,763

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Communications Services (17.8%) - continued
	CCO Holdings, LLC
$1,610,000	7.000%, 1/15/2019	$1,672,387
800,000	7.375%, 6/1/2020	846,000
2,165,000	5.250%, 3/15/2021	2,121,700
2,165,000	5.250%, 9/30/2022	2,118,994
	CenturyLink, Inc.
1,420,000	6.450%, 6/15/2021	1,519,400
	Cequel Communications Escrow 1, LLC
3,500,000	6.375%, 9/15/2020[e]	3,600,625
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,112,500
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[e]	5,262,400
	Digicel, Ltd.
4,210,000	8.250%, 9/1/2017[e]	4,289,148
1,680,000	7.000%, 2/15/2020*	1,730,400
3,220,000	6.000%, 4/15/2021[e]	3,187,800
	DISH DBS Corporation
2,645,000	5.125%, 5/1/2020	2,638,388
2,710,000	5.000%, 3/15/2023	2,599,906
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020*	4,920,300
	Frontier Communications Corporation
3,255,000	8.125%, 10/1/2018	3,637,462
500,000	6.250%, 9/15/2021	495,000
1,000,000	6.875%, 1/15/2025	987,500
	Gray Television, Inc.
2,710,000	7.500%, 10/1/2020	2,770,975
	Hughes Satellite Systems Corporation
4,850,000	6.500%, 6/15/2019	5,153,125
	Intelsat Jackson Holdings SA
7,470,000	7.250%, 10/15/2020	7,899,525
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022[e]	2,955,000
	Level 3 Financing, Inc.
4,230,000	8.625%, 7/15/2020	4,578,975
1,620,000	6.125%, 1/15/2021[e]	1,668,600
	McGraw-Hill Global Education Holdings, LLC
5,295,000	9.750%, 4/1/2021	5,850,975
	MDC Partners, Inc.
3,730,000	6.750%, 4/1/2020[e]	3,841,900
	Nielsen Finance, LLC
1,350,000	5.000%, 4/15/2022[e]	1,319,625
	Numericable Group SA
4,590,000	6.000%, 5/15/2022[e]	4,624,425
2,710,000	6.250%, 5/15/2024[e]	2,703,225
	Sprint Communications, Inc.
8,180,000	9.000%, 11/15/2018[e]	9,447,900
2,870,000	7.000%, 3/1/2020[e]	3,139,062
	Sprint Corporation
3,460,000	7.125%, 6/15/2024[e]	3,485,950
	T-Mobile USA, Inc.
3,790,000	6.542%, 4/28/2020	3,884,750
985,000	6.633%, 4/28/2021	1,009,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

High Yield Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Communications Services (17.8%) - continued
$1,080,000	6.125%, 1/15/2022	$1,085,400
810,000	6.731%, 4/28/2022	828,225
1,080,000	6.500%, 1/15/2024[f]	1,093,500
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[e]	5,151,000
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[e]	2,902,910
	UPCB Finance V, Ltd.
1,600,000	7.250%, 11/15/2021[e]	1,712,000
	Verizon Communications, Inc.
1,560,000	5.150%, 9/15/2023	1,727,496
	WideOpenWest Finance, LLC
6,200,000	10.250%, 7/15/2019	6,696,000
	Wind Acquisition Finance SA
4,660,000	4.750%, 7/15/2020[e]	4,473,600
5,465,000	7.375%, 4/23/2021[e]	5,492,325
	Windstream Corporation
2,170,000	7.750%, 10/1/2021	2,311,050

	Total	158,889,141

Consumer Cyclical (13.1%)
	AMC Entertainment, Inc.
2,710,000	5.875%, 2/15/2022	2,730,325
	Beazer Homes USA, Inc.
2,710,000	5.750%, 6/15/2019	2,567,725
	Best Buy Company, Inc.
2,640,000	5.000%, 8/1/2018	2,719,200
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020[e]	2,728,625
2,110,000	6.125%, 7/1/2022[e]	2,120,550
	Choice Hotels International, Inc.
6,750,000	5.750%, 7/1/2022	7,188,750
	Chrysler Group, LLC
2,770,000	8.000%, 6/15/2019	2,939,662
2,100,000	8.250%, 6/15/2021	2,289,000
	Churchill Downs, Inc.
3,536,000	5.375%, 12/15/2021[e]	3,544,840
	Cinemark USA, Inc.
5,475,000	4.875%, 6/1/2023	5,214,937
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,057,250
	Drawbridge Special Opportunities Fund, LP
3,785,000	5.000%, 8/1/2021[e]	3,747,150
	Eldorado Resorts, LLC
6,015,000	8.625%, 6/15/2019*	6,315,750
	General Motors Financial Company, Inc.
1,310,000	6.750%, 6/1/2018	1,461,469
	GLP Capital, LP
3,245,000	5.375%, 11/1/2023	3,309,900
	Hilton Worldwide Finance, LLC
3,350,000	5.625%, 10/15/2021[e]	3,450,500
	Jaguar Land Rover Automotive plc
2,490,000	4.125%, 12/15/2018[e]	2,491,743

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Consumer Cyclical (13.1%) - continued
$1,050,000	5.625%, 2/1/2023[e]	$1,086,750
	KB Home
1,070,000	7.250%, 6/15/2018	1,144,900
1,087,000	4.750%, 5/15/2019	1,057,108
2,000,000	8.000%, 3/15/2020	2,200,000
1,580,000	7.500%, 9/15/2022	1,690,600
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,727,000
1,860,000	5.625%, 2/15/2022	1,939,050
	Lear Corporation
2,760,000	4.750%, 1/15/2023	2,725,500
	LKQ Corporation
2,910,000	4.750%, 5/15/2023	2,808,150
	Mohegan Tribal Gaming Authority
3,980,000	9.750%, 9/1/2021[f]	4,024,775
	Neiman Marcus Group, Ltd., LLC
3,240,000	8.000%, 10/15/2021[e]	3,369,600
2,160,000	8.750%, 10/15/2021[e]	2,273,400
	New Cotai, LLC
4,932,931	10.625%, 5/1/2019*	5,648,206
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021[f]	3,236,213
	Scientific Games International, Inc.
4,605,000	6.625%, 5/15/2021[e,f]	3,845,175
	Seminole Indian Tribe of Florida
4,290,000	7.804%, 10/1/2020*	4,611,750
	Seven Seas Cruises S de RL, LLC
4,070,000	9.125%, 5/15/2019[e]	4,334,550
	Studio City Finance, Ltd.
5,240,000	8.500%, 12/1/2020[e]	5,567,500
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015*	2,862,000
	West Corporation
3,790,000	5.375%, 7/15/2022[e]	3,496,275

	Total	116,525,878

Consumer Non-Cyclical (9.2%)
	Aviv Healthcare Properties, LP
3,240,000	6.000%, 10/15/2021	3,345,300
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,524,250
	Cott Beverages, Inc.
3,265,000	5.375%, 7/1/2022[e]	3,158,888
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[e]	3,738,075
	Fresenius Medical Care US Finance, Inc.
2,660,000	6.500%, 9/15/2018[e]	2,919,350
2,150,000	5.750%, 2/15/2021[e]	2,268,250
	Grifols Worldwide Operations, Ltd.
2,710,000	5.250%, 4/1/2022[e]	2,676,125
	HCA, Inc.
650,000	3.750%, 3/15/2019	635,375
2,645,000	6.500%, 2/15/2020	2,889,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

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Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Consumer Non-Cyclical (9.2%) - continued
$4,810,000	5.875%, 3/15/2022	$5,056,512
3,360,000	4.750%, 5/1/2023	3,284,400
	JBS Finance II, Ltd.
4,550,000	8.250%, 1/29/2018*	4,743,375
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[e]	3,120,000
	MPH Acquisition Holdings, LLC
3,795,000	6.625%, 4/1/2022[e]	3,832,950
	Ortho-Clinical Diagnostics, Inc.
4,600,000	6.625%, 5/15/2022[e]	4,191,750
	Prestige Brands, Inc.
1,080,000	5.375%, 12/15/2021[e]	1,015,200
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021[f]	4,664,800
	Spectrum Brands Escrow Corporation
2,220,000	6.375%, 11/15/2020	2,314,350
2,030,000	6.625%, 11/15/2022	2,131,500
	Teleflex, Inc.
1,685,000	6.875%, 6/1/2019	1,765,037
2,525,000	5.250%, 6/15/2024[e]	2,474,500
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,436,875
4,335,000	8.125%, 4/1/2022	4,757,663
	TreeHouse Foods, Inc.
2,165,000	4.875%, 3/15/2022	2,132,525
	Valeant Pharmaceuticals International, Inc.
520,000	5.625%, 12/1/2021[e]	518,050
2,600,000	7.250%, 7/15/2022[e]	2,743,000
	Visant Corporation
2,700,000	10.000%, 10/1/2017	2,409,750
	VPII Escrow Corporation
1,850,000	7.500%, 7/15/2021[e]	1,979,500

	Total	81,727,012

Energy (12.4%)
	Bonanza Creek Energy, Inc.
5,085,000	6.750%, 4/15/2021	5,237,550
	Calumet Specialty Products Partners, LP
4,060,000	6.500%, 4/15/2021[e]	3,857,000
	Chaparral Energy, Inc.
4,150,000	7.625%, 11/15/2022	4,253,750
	Concho Resources, Inc.
4,740,000	6.500%, 1/15/2022	5,036,250
	Crestwood Midstream Partners, LP
2,435,000	6.125%, 3/1/2022	2,441,088
	Diamondback Energy, Inc.
3,490,000	7.625%, 10/1/2021[e]	3,760,475
	Energy XXI Gulf Coast, Inc.
2,170,000	7.750%, 6/15/2019	2,159,150
1,360,000	6.875%, 3/15/2024[e]	1,278,400
	Exterran Partners, LP
3,780,000	6.000%, 4/1/2021	3,676,050

Principal Amount	Long-Term Fixed Income(89.9%)	Value
Energy (12.4%) - continued
	Harvest Operations Corporation
$3,250,000	6.875%, 10/1/2017	$3,388,125
	Hornbeck Offshore Services, Inc.
1,590,000	5.000%, 3/1/2021	1,510,500
	Jones Energy Holdings, LLC
2,170,000	6.750%, 4/1/2022[e]	2,170,000
	Kodiak Oil & Gas Corporation
3,180,000	5.500%, 1/15/2021	3,211,800
1,580,000	5.500%, 2/1/2022	1,587,900
	Laredo Petroleum, Inc.
4,330,000	5.625%, 1/15/2022	4,243,400
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,809,062
2,195,000	7.750%, 2/1/2021	2,211,462
	Markwest Energy Partners, LP
1,729,000	6.250%, 6/15/2022	1,819,773
	MEG Energy Corporation
1,055,000	6.500%, 3/15/2021[e]	1,081,375
3,160,000	6.375%, 1/30/2023[e]	3,187,650
1,800,000	7.000%, 3/31/2024[e]	1,863,000
	Memorial Production Partners, LP
3,170,000	7.625%, 5/1/2021	3,154,150
2,160,000	6.875%, 8/1/2022[e]	2,062,800
	Northern Oil and Gas, Inc.
3,965,000	8.000%, 6/1/2020	4,024,475
	Northern Tier Energy, LLC
3,020,000	7.125%, 11/15/2020	3,186,100
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019	2,786,812
1,590,000	6.500%, 11/1/2021	1,657,575
2,000,000	6.875%, 3/15/2022	2,110,000
	Offshore Group Investment, Ltd.
4,230,000	7.125%, 4/1/2023[f]	3,727,688
	Pacific Drilling V, Ltd.
3,538,000	7.250%, 12/1/2017[e]	3,546,845
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,541,875
1,060,000	6.500%, 12/15/2021	1,091,800
1,350,000	5.250%, 11/15/2024[e]	1,302,750
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022[e]	4,489,875
	Rosetta Resources, Inc.
3,790,000	5.875%, 6/1/2024	3,723,675
	Sabine Pass Liquefaction, LLC
3,250,000	5.750%, 5/15/2024[e]	3,306,875
	Samson Investment Company
4,050,000	9.750%, 2/15/2020	3,675,375
	United Refining Company
3,062,000	10.500%, 2/28/2018	3,261,030
	Western Refining, Inc.
1,060,000	6.250%, 4/1/2021	1,060,000

	Total	110,493,460

Financials (7.7%)
	AerCap Ireland Capital, Ltd.
3,190,000	5.000%, 10/1/2021[e]	3,174,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

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Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Financials (7.7%) - continued
	Ally Financial, Inc.
$5,590,000	7.500%, 9/15/2020	$6,442,475
	Aviv Healthcare Properties, LP
5,270,000	7.750%, 2/15/2019	5,520,325
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/31/2049[e,g]	1,341,375
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 12/29/2049[f,g]	1,614,719
	CIT Group, Inc.
3,795,000	3.875%, 2/19/2019	3,728,588
	Credit Agricole SA
1,065,000	6.625%, 9/29/2049[e,f,g]	1,015,505
	CyrusOne, LP
4,540,000	6.375%, 11/15/2022	4,744,300
	DDR Corporation
780,000	4.625%, 7/15/2022	824,276
	Denali Borrower, LLC
6,680,000	5.625%, 10/15/2020[e,f]	6,872,050
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	3,963,916
	HSBC Holdings plc
1,065,000	6.375%, 12/29/2049[f,g]	1,063,669
	Icahn Enterprises, LP
5,500,000	4.875%, 3/15/2019	5,417,500
8,235,000	6.000%, 8/1/2020	8,461,462
3,240,000	5.875%, 2/1/2022	3,240,000
	ILFC E-Capital Trust II
1,895,000	6.250%, 12/21/2065[e,h]	1,857,100
	International Lease Finance Corporation
1,600,000	8.875%, 9/1/2017	1,816,000
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020*	2,709,625
	Lloyds Banking Group plc
1,080,000	6.657%, 1/29/2049[e,g]	1,166,400
	Royal Bank of Scotland Group plc
2,115,000	7.640%, 3/29/2049[g]	2,236,612
	TMX Finance, LLC
1,585,000	8.500%, 9/15/2018[e]	1,577,075

	Total	68,787,022

Technology (5.2%)
	AECOM Technology Corporation
2,660,000	5.750%, 10/15/2022[c,e]	2,669,975
	Alliance Data Systems Corporation
4,190,000	5.250%, 12/1/2017[e]	4,242,375
2,700,000	5.375%, 8/1/2022[e]	2,619,000
	Amkor Technology, Inc.
3,130,000	6.625%, 6/1/2021[f]	3,263,025
	Anixter, Inc.
3,455,000	5.125%, 10/1/2021	3,411,813

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Technology (5.2%) - continued
	Brocade Communications Systems, Inc.
$3,790,000	4.625%, 1/15/2023	$3,638,400
	First Data Corporation
500,000	7.375%, 6/15/2019[e]	526,300
1,850,000	12.625%, 1/15/2021	2,215,375
2,113,000	11.750%, 8/15/2021	2,445,798
	Flextronics International, Ltd.
3,000,000	4.625%, 2/15/2020	3,000,000
	Freescale Semiconductor, Inc.
2,110,000	8.050%, 2/1/2020	2,241,875
2,400,000	10.750%, 8/1/2020	2,664,000
	Infor US, Inc.
3,090,000	9.375%, 4/1/2019	3,337,200
	Micron Technology, Inc.
1,625,000	5.875%, 2/15/2022[e]	1,681,875
	NXP BV/NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[e]	3,761,437
	Sensata Technologies BV
4,870,000	4.875%, 10/15/2023[e]	4,699,550

	Total	46,417,998

Transportation (5.1%)
	Algeco Scotsman Global Finance plc
3,680,000	8.500%, 10/15/2018[e,f]	3,772,000
	American Airlines Pass Through Trust
3,964,262	5.600%, 7/15/2020[e]	4,083,190
	Avis Budget Car Rental, LLC
3,670,000	5.125%, 6/1/2022[e]	3,605,775
3,550,000	5.500%, 4/1/2023	3,523,375
	Continental Airlines, Inc.
1,560,000	6.125%, 4/29/2018	1,641,900
	Delta Air Lines Pass Through Trust
2,686,598	6.875%, 5/7/2019*	2,982,123
	Dynagas LNG Partners, LP
2,130,000	6.250%, 10/30/2019	2,130,000
	Eletson Holdings, Inc.
2,170,000	9.625%, 1/15/2022*	2,213,400
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	2,115,000
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019[f]	2,086,800
1,895,000	8.125%, 11/15/2021[e]	1,828,675
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[e]	1,881,000
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	3,714,200
	Ultrapetrol Bahamas, Ltd.
3,720,000	8.875%, 6/15/2021	3,924,600
	United Airlines Pass Through Trust
1,560,000	5.375%, 8/15/2021	1,610,700
	US Airways Group, Inc.
2,600,000	6.125%, 6/1/2018	2,671,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

High Yield Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.9%)	Value
Transportation (5.1%) - continued
	XPO Logistics, Inc.
$1,330,000	7.875%, 9/1/2019[e]	$1,373,225

	Total	45,157,463

Utilities (3.9%)
	Access Midstream Partners, LP
1,420,000	4.875%, 5/15/2023	1,457,275
	AES Corporation
2,900,000	7.375%, 7/1/2021	3,248,000
	Atlas Pipeline Partners, LP
4,230,000	4.750%, 11/15/2021	3,939,188
	Calpine Corporation
4,870,000	5.375%, 1/15/2023	4,711,725
	Chesapeake Midstream Partners, LP
930,000	6.125%, 7/15/2022	990,450
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,769,000
1,850,000	6.375%, 10/1/2022	1,951,750
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[e,g]	2,540,625
	Energy Future Intermediate Holding Company, LLC
2,640,000	12.250%, 3/1/2022*,i	3,118,500
	Holly Energy Partners, LP
930,000	6.500%, 3/1/2020	957,900
	Regency Energy Partners, LP
4,650,000	5.500%, 4/15/2023	4,708,125
	Targa Resources Partners, LP
4,720,000	5.250%, 5/1/2023	4,814,400

	Total	35,206,938

	Total Long-Term Fixed Income (cost $791,650,785)	802,202,024

Shares	Preferred Stock (1.0%)	Value

Financials (0.9%)
	Citigroup, Inc.,
62,331	6.875%[g]	1,641,798
	Discover Financial Services,
48,000	6.500%[g]	1,210,080
86,021	Goldman Sachs Group, Inc.,
	5.500%[g]	2,042,999
	Morgan Stanley,
20,016	6.875%[g]	523,018
	PNC Financial Services Group, Inc.,
18,720	6.125%[g]	511,243
	Wells Fargo & Company, Convertible,
1,560	7.500%[g]	1,875,916

	Total	7,805,054

Materials (0.1%)
	CHS, Inc.,
43,350	7.100%[g]	1,153,110

	Total	1,153,110

	Total Preferred Stock (cost $9,184,908)	8,958,164

Shares	Common Stock (0.1%)	Value
Consumer Discretionary (<0.1%)
237	Lear Corporation, Warrants, $0.01, expires 11/9/2014[j]	$41,461
121,520	TVMAX Holdings, Inc.[j,k]	12

	Total	41,473

Financials (0.1%)
10	New Cotai, LLC[j,k]	319,362

	Total	319,362

	Total Common Stock (cost $6,604,200)	360,835

Shares	Collateral Held for Securities Loaned (4.5%)	Value
40,480,369	Thrivent Cash Management Trust	40,480,369

	Total Collateral Held for Securities Loaned (cost $40,480,369)	40,480,369

Shares or Principal Amount	Short-Term Investments (1.4%)[l]	Value
	Federal Home Loan Bank Discount Notes
500,000	0.070%, 11/19/2014	499,953
	Thrivent Cash Management Trust
11,819,275	0.050%	11,819,275

	Total Short-Term Investments (at amortized cost)	12,319,228

	Total Investments (cost $912,166,793) 102.7%	$916,152,430

	Other Assets and Liabilities, Net (2.7%)	(24,431,508)

	Total Net Assets 100.0%	$891,720,922

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

High Yield Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $299,414,101 or 33.6% of total net assets.

f	All or a portion of the security is on loan.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
i	Defaulted security. Interest is not being accrued.
j	Non-income producing security.
k	Security is fair valued.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of September 30, 2014.

Security	Acquisition Date	Cost
APERAM, 4/1/2018	3/25/2011	$2,634,915
Bluescope Steel, Ltd., 5/1/2018	4/11/2013	1,590,000
CTP Transportation Products, LLC, 12/15/2019	12/13/2013	3,375,357
Delta Air Lines Pass Through Trust, 5/7/2019	5/3/2013	2,846,740
Digicel, Ltd., 2/15/2020	2/7/2012	1,680,000
Eileme 2 AB, 1/31/2020	1/19/2012	4,179,060
Eldorado Resorts, LLC, 6/15/2019	5/19/2011	6,011,111
Eletson Holdings, Inc., 1/15/2022	12/12/2013	2,139,989
Energy Future Intermediate Holding Company, LLC, 3/1/2022	5/7/2013	3,012,112
JBS Finance II, Ltd., 1/29/2018	7/22/2010	4,487,847
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	3,245,874
New Cotai, LLC, 5/1/2019	4/12/2013	4,767,724

Security	Acquisition Date	Cost
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	$4,022,243
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,763,347

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$25,209,164
Gross unrealized depreciation	(21,223,527)

Net unrealized appreciation (depreciation)	$3,985,637

Cost for federal income tax purposes	$912,166,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

High Yield Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	24,878,169	–	20,656,419	4,221,750
Consumer Cyclical	10,317,350	–	10,317,350	–
Consumer Non-Cyclical	7,576,469	–	7,576,469	–
Financials	2,651,987	–	2,651,987	–
Technology	6,407,835	–	6,407,835	–
Long-Term Fixed Income
Asset-Backed Securities	2,897,766	–	2,897,766	–
Basic Materials	65,185,196	–	65,185,196	–
Capital Goods	70,914,150	–	70,914,150	–
Communications Services	158,889,141	–	158,889,141	–
Consumer Cyclical	116,525,878	–	116,525,878	–
Consumer Non-Cyclical	81,727,012	–	81,727,012	–
Energy	110,493,460	–	110,493,460	–
Financials	68,787,022	–	68,787,022	–
Technology	46,417,998	–	46,417,998	–
Transportation	45,157,463	–	45,157,463	–
Utilities	35,206,938	–	35,206,938	–
Preferred Stock
Financials	7,805,054	7,805,054	–	–
Materials	1,153,110	1,153,110	–	–
Common Stock
Consumer Discretionary	41,473	41,461	–	12
Financials	319,362	–	–	319,362
Collateral Held for Securities Loaned	40,480,369	40,480,369	–	–
Short-Term Investments	12,319,228	11,819,275	499,953	–

Total	$916,152,430	$61,299,269	$850,312,037	$4,541,124

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	55,000	55,000	–	–

Total Asset Derivatives	$55,000	$55,000	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	(100)	December 2014	($9,882,500)	($9,827,500)	$55,000
Total Futures Contracts					$55,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

High Yield Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

	Value					Income Earned
	December 31,	Gross	Gross	Shares Held at	Value	January 1, 2014 -
Portfolio	2013	Purchases	Sales	September 30, 2014	September 30, 2014	September 30, 2014
Cash Management Trust- Collateral Investment	$50,419,210	$186,700,386	$196,639,227	40,480,369	$40,480,369	$104,865
Cash Management Trust- Short Term Investment	14,622,201	215,437,467	218,240,393	11,819,275	11,819,275	11,229
Total Value and Income Earned	65,041,411				52,299,644	116,094

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,617,165	3.750%, 6/30/2019	$1,581,539
	Ineos Group Holdings, Ltd., Term Loan
1,552,850	3.750%, 5/4/2018	1,519,417

	Total	3,100,956

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,572,000	3.750%, 10/9/2019	1,527,984
	Berry Plastics Group, Inc., Term Loan
1,576,000	3.500%, 2/8/2020	1,533,543

	Total	3,061,527

Communications Services (1.4%)
	Charter Communications Operating, LLC, Term Loan
948,000	3.000%, 1/3/2021	918,773
	Clear Channel Communications, Inc., Term Loan
10,081	3.804%, 1/29/2016	9,974
1,194,893	6.904%, 1/30/2019	1,140,274
384,298	7.654%, 7/30/2019	375,789
	Cumulus Media Holdings, Inc., Term Loan
1,413,641	4.250%, 12/23/2020	1,388,308
	Hargray Communications Group, Inc., Term Loan
1,560,250	4.750%, 6/26/2019	1,558,955
	Intelsat Jackson Holdings SA, Term Loan
1,789,713	3.750%, 6/30/2019	1,758,393
	Level 3 Communications, Inc., Term Loan
1,600,000	4.000%, 1/15/2020	1,570,000
	McGraw-Hill Global Education, LLC, Term Loan
674,336	5.750%, 3/22/2019	674,842
	NEP/NCP Holdco, Inc., Term Loan
1,576,090	4.250%, 1/22/2020	1,534,056
	TNS, Inc., Term Loan
1,506,846	5.000%, 2/14/2020	1,497,428
	Univision Communications, Inc., Term Loan
1,638,445	4.000%, 3/1/2020	1,606,708
	Virgin Media Investment Holdings, Ltd., Term Loan
1,600,000	3.500%, 6/7/2020	1,556,368
	WideOpenWest Finance, LLC, Term Loan
1,576,000	4.750%, 4/1/2019	1,569,208
	Yankee Cable Acquisition, LLC, Term Loan
1,540,729	4.500%, 3/1/2020	1,534,951

Principal Amount	Bank Loans (4.3%)[a]	Value
Communications Services (1.4%) - continued
	Zayo Group, LLC, Term Loan
$1,571,876	4.000%, 7/2/2019	$1,547,120

	Total	20,241,147

Consumer Cyclical (0.5%)
	Bally Technologies, Inc., Term Loan
611,539	4.250%, 11/25/2020	608,224
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,398,573	4.250%, 8/13/2021	1,382,545
	Chrysler Group, LLC, Term Loan
1,555,878	3.500%, 5/24/2017	1,542,264
	MGM Resorts International, Term Loan
943,200	3.500%, 12/20/2019	925,515
	ROC Finance, LLC, Term Loan
1,584,000	5.000%, 6/20/2019	1,511,405
	Toys R Us, Inc., Term Loan
1,526,349	5.250%, 5/25/2018	1,407,417

	Total	7,377,370

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
1,713,077	4.750%, 3/21/2019	1,703,449
	Biomet, Inc., Term Loan
1,533,902	3.655%, 7/25/2017	1,521,601
	CHS/Community Health Systems, Inc., Term Loan
433,249	3.485%, 1/25/2017	430,641
1,154,751	4.250%, 1/27/2021	1,150,525
	Roundy’s Supermarkets, Inc., Term Loan
1,342,151	5.750%, 3/3/2021	1,267,769
	Van Wagner Communications, LLC, Term Loan
975,000	7.250%, 8/3/2018	972,562
	Visant Corporation, Term Loan
1,234,200	7.000%, 9/23/2021	1,218,007

	Total	8,264,554

Energy (0.2%)
	Arch Coal, Inc., Term Loan
1,568,930	6.250%, 5/16/2018	1,434,096
	McJunkin Red Man Corporation, Term Loan
633,600	5.517%, 11/8/2019	632,675
	Offshore Group Investment, Ltd., Term Loan
788,000	5.750%, 3/28/2019	754,021

	Total	2,820,792

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
$1,572,000	4.000%, 10/15/2019	$1,544,490

	Total	1,544,490

Technology (0.5%)
	BMC Software, Inc., Term Loan
1,522,867	5.000%, 9/10/2020	1,496,217
	First Data Corporation, Term Loan
1,600,000	3.655%, 3/23/2018	1,567,504
	Freescale Semiconductor, Inc., Term Loan
1,576,090	4.250%, 2/28/2020	1,550,731
	Infor US, Inc., Term Loan
1,106,452	3.750%, 6/3/2020	1,080,406
	SunGard Data Systems, Inc., Term Loan
435,845	4.000%, 3/8/2020	430,506
	Syniverse Holdings, Inc., Term Loan
614,289	4.000%, 4/23/2019	601,622

	Total	6,726,986

Transportation (0.3%)
	American Airlines, Inc., Term Loan
1,560,250	3.750%, 6/27/2019	1,531,385
	Delta Air Lines, Inc., Term Loan
2,393,111	3.250%, 4/20/2017	2,362,001

	Total	3,893,386

Utilities (0.3%)
	Calpine Corporation, Term Loan
1,265,402	4.000%, 4/1/2018	1,253,609
1,274,000	4.000%, 10/9/2019	1,260,381
	NGPL PipeCo, LLC, Term Loan
1,424,069	6.750%, 9/15/2017	1,417,390

	Total	3,931,380

	Total Bank Loans (cost $61,954,936)	60,962,588

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Asset-Backed Securities (1.0%)
	GMAC Mortgage Corporation Loan Trust
3,136,709	0.335%, 8/25/2035[b,c]	2,752,911
3,740,975	0.335%, 12/25/2036[b,c]	3,254,435
	IndyMac Seconds Asset-Backed Trust
576,735	0.495%, 10/25/2036[b,c]	337,789
	Renaissance Home Equity Loan Trust
2,408,588	5.746%, 5/25/2036[d]	1,801,306
2,000,000	6.011%, 5/25/2036[d]	1,468,470

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Asset-Backed Securities (1.0%) - continued
	Vericrest Opportunity Loan Transferee
$2,317,604	3.625%, 10/27/2053[e]	$2,321,027
1,779,006	3.625%, 11/25/2053*	1,783,489

	Total	13,719,427

Basic Materials (4.8%)
	Alcoa, Inc.
1,260,000	5.125%, 10/1/2024	1,261,637
	Anglo American Capital plc
1,910,000	4.125%, 4/15/2021[e]	1,916,826
	ArcelorMittal
2,750,000	5.750%, 8/5/2020	2,870,313
	Barrick Gold Corporation
1,920,000	3.850%, 4/1/2022	1,846,986
1,910,000	4.100%, 5/1/2023	1,835,309
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,738,186
	First Quantum Minerals, Ltd.
1,084,000	6.750%, 2/15/2020[e]	1,094,840
1,084,000	7.000%, 2/15/2021[e]	1,098,905
	Freeport-McMoRan, Inc.
4,470,000	3.550%, 3/1/2022	4,367,838
3,175,000	3.875%, 3/15/2023	3,131,544
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[e]	2,474,669
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[e]	3,147,268
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,900,000	8.875%, 2/1/2018	1,935,625
	International Paper Company
3,190,000	4.800%, 6/15/2044	3,089,592
	Kinross Gold Corporation
1,280,000	5.950%, 3/15/2024[e]	1,301,984
	LYB International Finance BV
2,555,000	4.000%, 7/15/2023	2,643,383
1,280,000	4.875%, 3/15/2044	1,306,395
	LyondellBasell Industries NV
3,170,000	6.000%, 11/15/2021	3,696,166
	Mosaic Company
2,145,000	4.250%, 11/15/2023	2,232,516
1,590,000	5.450%, 11/15/2033	1,757,514
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	3,802,995
	Sappi Papier Holding GmbH
1,910,000	6.625%, 4/15/2021[e]	1,976,850
	Teck Resources, Ltd.
3,870,000	3.750%, 2/1/2023	3,642,363
	Trinseo Materials Operating SCA
1,719,000	8.750%, 2/1/2019	1,809,248
	Vale Overseas, Ltd.
1,900,000	4.625%, 9/15/2020	1,993,879
	Vale SA
1,930,000	5.625%, 9/11/2042	1,888,349
	Weyerhaeuser Company
1,265,000	4.625%, 9/15/2023	1,339,807

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Basic Materials (4.8%) - continued
$2,570,000	7.375%, 3/15/2032	$3,406,540
	Xstrata Finance Canada, Ltd.
2,560,000	4.250%, 10/25/2022[e]	2,565,524
	Yara International ASA
50,000	7.875%, 6/11/2019[e]	60,294

	Total	68,233,345

Capital Goods (1.6%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[e]	4,281,805
	CNH Capital, LLC
450,000	6.250%, 11/1/2016	473,625
	L-3 Communications Corporation
2,560,000	3.950%, 5/28/2024	2,540,055
	Masco Corporation
1,625,000	5.950%, 3/15/2022	1,775,313
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	716,994
2,200,000	5.250%, 11/15/2021	2,492,745
3,170,000	3.550%, 6/1/2022	3,221,487
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019	2,087,925
	Textron, Inc.
2,360,000	5.600%, 12/1/2017	2,620,556
1,280,000	4.300%, 3/1/2024	1,320,349
	United Rentals North America, Inc.
1,300,000	5.750%, 7/15/2018	1,355,250
320,000	6.125%, 6/15/2023	328,800

	Total	23,214,904

Collateralized Mortgage Obligations (1.0%)
	CitiMortgage Alternative Loan Trust
2,233,404	5.750%, 4/25/2037	1,930,264
	Countrywide Alternative Loan Trust
2,866,453	6.000%, 1/25/2037	2,604,035
	Deutsche Alt-A Securities Mortgage Loan Trust
2,321,736	0.888%, 4/25/2047[c]	2,064,197
	HomeBanc Mortgage Trust
2,357,728	2.203%, 4/25/2037	1,758,577
	Wachovia Mortgage Loan Trust, LLC
2,519,743	2.771%, 5/20/2036	2,202,349
	WaMu Mortgage Pass Through Certificates
642,909	0.445%, 10/25/2045[c]	614,386
	Washington Mutual Alternative Mortgage Pass Through Certificates
4,113,210	0.868%, 2/25/2047[c]	2,923,818

	Total	14,097,626

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Commercial Mortgage-Backed Securities (0.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
$3,136,445	5.331%, 2/11/2044	$3,342,986
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	2,029,736
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,455,427

	Total	8,828,149

Communications Services (11.6%)
	21st Century Fox America, Inc.
1,880,000	6.150%, 2/15/2041	2,230,592
	America Movil SAB de CV
4,100,000	1.235%, 9/12/2016[c]	4,145,834
2,520,000	5.000%, 3/30/2020	2,757,661
	American Tower Corporation
3,900,000	4.500%, 1/15/2018	4,163,324
3,500,000	3.450%, 9/15/2021	3,431,410
2,550,000	3.500%, 1/31/2023	2,424,237
	AT&T, Inc.
3,170,000	3.000%, 2/15/2022	3,139,340
3,190,000	4.300%, 12/15/2042	2,915,226
	British Sky Broadcasting Group plc
940,000	2.625%, 9/16/2019[e]	939,434
2,510,000	3.750%, 9/16/2024[e]	2,504,222
	CBS Corporation
2,510,000	2.300%, 8/15/2019	2,475,995
	CC Holdings GS V, LLC
1,280,000	3.849%, 4/15/2023	1,259,058
	CenturyLink, Inc.
1,920,000	5.625%, 4/1/2020	1,980,480
2,700,000	5.800%, 3/15/2022	2,767,500
	Clear Channel Worldwide Holdings, Inc.
1,930,000	6.500%, 11/15/2022	1,973,425
	Columbus International, Inc.
1,910,000	7.375%, 3/30/2021[e]	1,986,400
	Comcast Corporation
2,700,000	6.400%, 5/15/2038	3,443,993
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[e]	2,424,833
1,920,000	3.250%, 12/15/2022[e]	1,864,894
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[e]	5,319,948
	DIRECTV Holdings, LLC
2,775,000	5.000%, 3/1/2021	3,072,924
3,310,000	3.800%, 3/15/2022	3,364,185
3,190,000	4.450%, 4/1/2024	3,322,241
	DISH DBS Corporation
1,920,000	5.000%, 3/15/2023	1,842,000
	Frontier Communications Corporation
1,880,000	6.875%, 1/15/2025[f]	1,856,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
238

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Communications Services (11.6%) - continued
	Hughes Satellite Systems Corporation
$2,580,000	6.500%, 6/15/2019	$2,741,250
	Intelsat Jackson Holdings SA
1,260,000	7.500%, 4/1/2021	1,345,050
	NBC Universal Enterprise, Inc.
1,920,000	1.974%, 4/15/2019[e]	1,894,589
	NBCUniversal Media, LLC
4,510,000	4.375%, 4/1/2021	4,912,968
	News America, Inc.
1,900,000	7.625%, 11/30/2028	2,435,885
2,140,000	6.400%, 12/15/2035	2,653,174
	Numericable Group SA
1,920,000	6.000%, 5/15/2022[e]	1,934,400
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,560,038
	Qwest Corporation
3,200,000	6.500%, 6/1/2017	3,540,173
	SBA Tower Trust
3,500,000	5.101%, 4/17/2017[e]	3,703,084
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[e]	3,161,585
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[e]	1,410,937
	Sprint Corporation
1,280,000	7.125%, 6/15/2024[e]	1,289,600
	Telefonica Emisiones SAU
4,470,000	5.462%, 2/16/2021	4,978,042
1,600,000	4.570%, 4/27/2023	1,670,542
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	3,113,682
2,550,000	4.125%, 2/15/2021	2,698,711
3,830,000	4.500%, 9/15/2042	3,779,410
	Time Warner Entertainment Company, LP
3,000,000	8.375%, 3/15/2023	3,992,244
	Time Warner, Inc.
3,190,000	2.100%, 6/1/2019	3,135,237
1,600,000	7.700%, 5/1/2032	2,201,917
	T-Mobile USA, Inc.
1,910,000	6.633%, 4/28/2021	1,957,750
	Univision Communications, Inc.
1,920,000	6.750%, 9/15/2022[e]	2,054,400
	UPCB Finance VI, Ltd.
2,600,000	6.875%, 1/15/2022[e]	2,775,500
	Verizon Communications, Inc.
3,777,000	2.625%, 2/21/2020[e]	3,729,618
2,550,000	4.500%, 9/15/2020	2,758,728
3,830,000	3.450%, 3/15/2021	3,887,159
5,065,000	5.150%, 9/15/2023	5,608,824
3,820,000	6.400%, 9/15/2033	4,653,593
1,910,000	5.050%, 3/15/2034	2,023,664
3,180,000	6.550%, 9/15/2043	3,973,067
	Windstream Corporation
1,910,000	7.750%, 10/1/2021	2,034,150

	Total	164,214,627

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Consumer Cyclical (5.6%)
	American Honda Finance Corporation
$4,400,000	3.875%, 9/21/2020[e]	$4,687,791
	Chrysler Group, LLC
1,900,000	8.000%, 6/15/2019	2,016,375
	CVS Health Corporation
3,190,000	2.750%, 12/1/2022	3,043,713
1,890,000	3.375%, 8/12/2024	1,862,977
	Daimler Finance North America, LLC
2,260,000	3.875%, 9/15/2021[e]	2,396,692
	Ford Motor Credit Company, LLC
2,560,000	1.483%, 5/9/2016[c]	2,595,136
630,000	6.625%, 8/15/2017	712,202
3,830,000	2.375%, 3/12/2019	3,791,202
2,575,000	4.250%, 9/20/2022	2,711,338
2,510,000	3.664%, 9/8/2024	2,457,958
	General Motors Company
3,170,000	3.500%, 10/2/2018	3,221,512
	General Motors Financial Company, Inc.
2,410,000	4.750%, 8/15/2017	2,524,475
1,275,000	3.500%, 7/10/2019	1,284,559
1,890,000	4.375%, 9/25/2021	1,932,525
	Hilton Worldwide Finance, LLC
1,910,000	5.625%, 10/15/2021[e]	1,967,300
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[e]	2,115,276
	Hyundai Motor Manufacturing Czech SRO
2,525,000	4.500%, 4/15/2015[e]	2,569,718
	Jaguar Land Rover Automotive plc
1,910,000	4.125%, 12/15/2018[e]	1,911,337
	Johnson Controls, Inc.
3,150,000	5.250%, 12/1/2041	3,394,434
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[e]	3,383,828
	L Brands, Inc.
1,900,000	5.625%, 2/15/2022	1,980,750
	Macy’s Retail Holdings, Inc.
3,570,000	3.875%, 1/15/2022	3,718,890
1,925,000	2.875%, 2/15/2023	1,837,291
3,190,000	3.625%, 6/1/2024	3,155,813
	Marriott International, Inc.
3,250,000	3.000%, 3/1/2019	3,327,919
	QVC, Inc.
2,235,000	4.375%, 3/15/2023	2,229,830
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,144,625
3,210,000	3.125%, 2/15/2023	3,076,393
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,235,000
960,000	4.375%, 4/15/2023	914,400
	Wyndham Worldwide Corporation
1,920,000	2.500%, 3/1/2018	1,925,862

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
239

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Consumer Cyclical (5.6%) - continued
$3,220,000	4.250%, 3/1/2022	$3,260,160

	Total	80,387,281

Consumer Non-Cyclical (8.0%)
	AbbVie, Inc.
3,190,000	2.900%, 11/6/2022	3,050,032
	Activis Funding SCS
2,555,000	3.850%, 6/15/2024[e]	2,476,748
	Altria Group, Inc.
1,595,000	4.750%, 5/5/2021	1,737,536
3,175,000	4.000%, 1/31/2024	3,239,910
804,000	9.950%, 11/10/2038	1,329,383
	Baxter International, Inc.
2,550,000	3.200%, 6/15/2023	2,515,988
	Boston Scientific Corporation
3,190,000	6.000%, 1/15/2020	3,636,986
	BRF SA
3,830,000	4.750%, 5/22/2024[e]	3,772,550
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	3,141,964
	Celgene Corporation
2,250,000	1.900%, 8/15/2017	2,266,690
3,770,000	3.950%, 10/15/2020	3,993,761
	ConAgra Foods, Inc.
1,895,000	2.100%, 3/15/2018	1,896,766
1,505,000	3.200%, 1/25/2023	1,443,415
	CVS Health Corporation
1,910,000	6.125%, 9/15/2039	2,352,906
	DaVita HealthCare Partners, Inc.
1,920,000	5.125%, 7/15/2024	1,886,400
	Edwards Lifesciences Corporation
2,375,000	2.875%, 10/15/2018	2,413,843
	Express Scripts Holding Company
3,235,000	4.750%, 11/15/2021	3,532,872
1,910,000	3.500%, 6/15/2024	1,870,198
	Forest Laboratories, Inc.
2,550,000	5.000%, 12/15/2021[e]	2,725,657
	Fresenius Medical Care US Finance, Inc.
1,290,000	6.500%, 9/15/2018[e]	1,415,775
	Gilead Sciences, Inc.
1,600,000	4.800%, 4/1/2044	1,681,539
	HCA, Inc.
2,560,000	4.750%, 5/1/2023	2,502,400
	Hospira, Inc.
2,540,000	5.200%, 8/12/2020	2,735,036
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[e]	2,005,500
	Lorillard Tobacco Company
3,170,000	8.125%, 6/23/2019	3,877,890
	McKesson Corporation
2,550,000	4.883%, 3/15/2044	2,625,745
	Mondelez International, Inc.
3,830,000	4.000%, 2/1/2024	3,924,482

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Consumer Non-Cyclical (8.0%) - continued
	Pernod Ricard SA
$5,130,000	5.750%, 4/7/2021[e]	$5,842,372
1,910,000	4.450%, 1/15/2022[e]	2,018,406
	Perrigo Company, Ltd.
950,000	2.300%, 11/8/2018[e]	943,662
2,550,000	4.000%, 11/15/2023[e]	2,594,283
	Roche Holdings, Inc.
2,200,000	2.875%, 9/29/2021[e]	2,196,845
	SABMiller Holdings, Inc.
3,150,000	3.750%, 1/15/2022[e]	3,210,732
	Spectrum Brands Escrow Corporation
1,460,000	6.375%, 11/15/2020	1,522,050
	Sysco Corporation
1,100,000	3.000%, 10/2/2021[g]	1,102,071
1,260,000	4.500%, 10/2/2044[g]	1,269,206
	Tenet Healthcare Corporation
1,910,000	8.125%, 4/1/2022	2,096,225
	Thermo Fisher Scientific, Inc.
3,170,000	4.150%, 2/1/2024	3,282,091
630,000	5.300%, 2/1/2044	691,482
	Tyson Foods, Inc.
3,190,000	4.500%, 6/15/2022	3,380,874
910,000	3.950%, 8/15/2024	911,593
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[e]	2,630,400
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,067,244
	Whirlpool Corporation
3,245,000	3.700%, 3/1/2023	3,259,437
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,119,667

	Total	113,190,612

Energy (9.4%)
	Anadarko Petroleum Corporation
2,550,000	3.450%, 7/15/2024	2,504,574
3,190,000	6.450%, 9/15/2036	3,887,388
	Buckeye Partners, LP
1,910,000	4.150%, 7/1/2023	1,915,703
3,180,000	5.850%, 11/15/2043	3,385,091
	Calumet Specialty Products Partners, LP
1,910,000	6.500%, 4/15/2021[e]	1,814,500
	Canadian Natural Resources, Ltd.
3,190,000	6.250%, 3/15/2038	3,896,215
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[e]	2,759,913
	Chaparral Energy, Inc.
1,920,000	7.625%, 11/15/2022	1,968,000
	CNOOC Finance 2013, Ltd.
3,200,000	3.000%, 5/9/2023	2,973,501
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	2,050,625
	Continental Resources, Inc.
3,830,000	3.800%, 6/1/2024	3,751,546

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
240

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Energy (9.4%) - continued
	DCP Midstream Operating, LP
$2,550,000	5.600%, 4/1/2044[f]	$2,803,924
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,142,261
1,910,000	4.300%, 5/1/2024	1,897,490
	Enbridge Energy Partners, LP
2,230,000	5.200%, 3/15/2020	2,479,927
	Enbridge, Inc.
800,000	3.500%, 6/10/2024	787,182
	Energy Transfer Partners, LP
4,240,000	6.700%, 7/1/2018	4,881,113
	Energy XXI Gulf Coast, Inc.
1,600,000	6.875%, 3/15/2024[e]	1,504,000
	Ensco plc
2,200,000	4.500%, 10/1/2024	2,207,407
	Enterprise Products Operating, LLC
1,275,000	3.900%, 2/15/2024	1,293,809
	EQT Midstream Partners, LP
3,030,000	4.000%, 8/1/2024	2,986,801
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	1,997,188
	Kinder Morgan Energy Partners, LP
1,600,000	3.450%, 2/15/2023	1,528,797
	Linn Energy, LLC
1,970,000	7.750%, 2/1/2021	1,984,775
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,672,890
1,920,000	2.800%, 11/1/2022	1,837,515
	Marathon Petroleum Corporation
940,000	3.625%, 9/15/2024	920,127
1,920,000	6.500%, 3/1/2041	2,282,661
	Nexen, Inc.
1,920,000	6.400%, 5/15/2037	2,339,695
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,832,989
	Noble Holding International, Ltd.
2,560,000	3.950%, 3/15/2022[f]	2,493,350
	Oasis Petroleum, Inc.
1,920,000	6.875%, 3/15/2022	2,025,600
	Offshore Group Investment, Ltd.
1,600,000	7.500%, 11/1/2019[f]	1,484,000
	Petrobras Global Finance BV
3,190,000	4.875%, 3/17/2020	3,232,124
	Plains All American Pipeline, LP
3,140,000	3.600%, 11/1/2024[f]	3,081,690
	Regency Energy Partners, LP
640,000	5.000%, 10/1/2022	630,400
	Rosetta Resources, Inc.
1,920,000	5.875%, 6/1/2022	1,912,800
	Rowan Companies, Inc.
2,125,000	4.875%, 6/1/2022	2,207,595
1,920,000	4.750%, 1/15/2024[f]	1,930,078
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024[e]	1,943,425

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Energy (9.4%) - continued
	Spectra Energy Partners, LP
$3,200,000	4.600%, 6/15/2021	$3,474,598
	Suncor Energy, Inc.
1,910,000	6.100%, 6/1/2018	2,183,042
1,940,000	6.850%, 6/1/2039	2,567,739
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,103,677
	Transocean, Inc.
1,920,000	7.375%, 4/15/2018	2,168,778
1,280,000	6.375%, 12/15/2021	1,361,524
2,550,000	3.800%, 10/15/2022[f]	2,340,365
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	5,062,019
	Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	2,418,235
2,550,000	4.550%, 6/24/2024	2,522,644
	Williams Partners, LP
2,550,000	4.000%, 11/15/2021	2,638,118
3,810,000	4.500%, 11/15/2023	3,981,511
1,600,000	3.900%, 1/15/2025	1,588,136
1,920,000	5.400%, 3/4/2044	2,036,310

	Total	133,675,365

Financials (28.7%)
	Abbey National Treasury Services plc
2,850,000	3.050%, 8/23/2018	2,953,680
	Aegon NV
2,600,000	2.722%, 7/29/2049[c,h]	2,372,500
	Air Lease Corporation
1,260,000	2.125%, 1/15/2018	1,250,550
1,260,000	4.250%, 9/15/2024	1,239,525
	American International Group, Inc.
4,445,000	3.375%, 8/15/2020	4,577,946
3,625,000	4.125%, 2/15/2024	3,765,462
	American Tower Trust I
3,200,000	1.551%, 3/15/2018[e]	3,147,654
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,368,621
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,357,813
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,456,560
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[f]	3,233,462
	AXA SA
2,580,000	8.600%, 12/15/2030	3,470,100
	Axis Specialty Finance, LLC
2,570,000	5.875%, 6/1/2020	2,930,309
	Banco do Brasil SA
3,190,000	9.000%, 12/31/2049[e,h]	3,094,619

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
241

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Financials (28.7%) - continued
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
$1,445,000	4.125%, 11/9/2022[e]	$1,452,225
	Bank of America Corporation
3,840,000	1.303%, 3/22/2018[c]	3,911,305
3,880,000	7.625%, 6/1/2019	4,687,261
1,900,000	4.100%, 7/24/2023	1,939,704
3,830,000	4.125%, 1/22/2024	3,903,176
1,570,000	4.200%, 8/26/2024	1,556,424
1,950,000	5.875%, 2/7/2042	2,336,511
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[e]	2,597,260
	Barclays plc
1,890,000	4.375%, 9/11/2024	1,831,712
	BBVA Bancomer SA/Texas
3,535,000	6.750%, 9/30/2022[e]	3,959,200
	BPCE SA
2,535,000	5.700%, 10/22/2023[e]	2,696,505
3,190,000	5.150%, 7/21/2024[e]	3,287,333
	Caixa Economica Federal
3,190,000	4.250%, 5/13/2019[e,f]	3,174,050
	Camden Property Trust
3,140,000	3.500%, 9/15/2024	3,082,205
	Capital One Bank USA NA
5,425,000	2.250%, 2/13/2019	5,376,338
	Capital One Financial Corporation
960,000	2.450%, 4/24/2019	955,972
	Capital One NA
960,000	2.950%, 7/23/2021	944,134
	CIT Group, Inc.
3,120,000	5.250%, 3/15/2018	3,213,600
930,000	3.875%, 2/19/2019	913,725
	Citigroup, Inc.
4,475,000	3.500%, 5/15/2023	4,290,151
3,805,000	5.500%, 9/13/2025	4,143,679
1,930,000	5.950%, 12/29/2049[h]	1,929,398
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,536,882
1,300,000	5.875%, 8/15/2020	1,482,528
	Comerica, Inc.
1,910,000	3.800%, 7/22/2026	1,895,952
	Compass Bank
1,575,000	2.750%, 9/29/2019	1,573,400
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,910,000	5.750%, 12/1/2043	2,168,795
1,290,000	11.000%, 12/29/2049[e,h]	1,706,025
	Credit Suisse Group AG
1,890,000	6.500%, 8/8/2023[e]	2,055,469
1,260,000	7.500%, 12/11/2049[e,h]	1,323,000
	Credit Suisse New York, NY
1,570,000	3.625%, 9/9/2024	1,548,975
	Developers Diversified Realty Corporation
1,290,000	7.875%, 9/1/2020	1,602,963

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Financials (28.7%) - continued
	Discover Bank
$2,200,000	7.000%, 4/15/2020	$2,602,734
3,505,000	4.200%, 8/8/2023	3,628,618
	Discover Bank of Greenwood Delaware
1,600,000	4.250%, 3/13/2026	1,636,739
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,256,186
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[e]	2,055,113
	Fifth Third Bancorp
3,825,000	4.300%, 1/16/2024	3,936,931
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,860,000
	General Electric Capital Corporation
3,225,000	3.800%, 6/18/2019[e]	3,435,006
3,200,000	1.234%, 3/15/2023[c]	3,212,896
1,550,000	6.750%, 3/15/2032	2,043,577
3,200,000	7.125%, 12/15/2049[h]	3,704,000
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011*	16,000
	Goldman Sachs Group, Inc.
3,250,000	6.250%, 9/1/2017	3,650,562
1,170,000	2.900%, 7/19/2018	1,198,438
2,900,000	5.375%, 3/15/2020	3,228,770
3,275,000	5.250%, 7/27/2021	3,630,672
3,190,000	4.000%, 3/3/2024	3,212,904
3,190,000	3.850%, 7/8/2024	3,171,169
1,260,000	6.750%, 10/1/2037	1,504,172
	Hartford Financial Services Group, Inc.
4,480,000	5.125%, 4/15/2022	4,996,746
	HCP, Inc.
2,250,000	2.625%, 2/1/2020	2,217,105
2,555,000	4.200%, 3/1/2024	2,578,687
3,150,000	3.875%, 8/15/2024	3,085,872
	Health Care REIT, Inc.
1,280,000	6.125%, 4/15/2020	1,480,371
3,150,000	4.950%, 1/15/2021	3,465,554
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,763,016
	HSBC Holdings plc
3,200,000	4.875%, 1/14/2022	3,559,178
1,880,000	6.375%, 12/29/2049[f,h]	1,877,650
	HSBC USA, Inc.
1,900,000	5.000%, 9/27/2020	2,076,455
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,413,630
	Icahn Enterprises, LP
2,540,000	6.000%, 8/1/2020	2,609,850
	ILFC E-Capital Trust II
2,230,000	6.250%, 12/21/2065[c,e]	2,185,400
	ING Bank NV
3,165,000	5.800%, 9/25/2023[e]	3,486,295
	International Lease Finance Corporation
1,950,000	4.875%, 4/1/2015	1,979,250
1,600,000	5.750%, 5/15/2016	1,672,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
242

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Financials (28.7%) - continued
	Intesa Sanpaolo SPA
$2,550,000	5.017%, 6/26/2024[e]	$2,484,557
	J.P. Morgan Chase & Company
3,200,000	3.375%, 5/1/2023	3,065,402
1,570,000	3.875%, 9/10/2024	1,539,139
3,150,000	5.500%, 10/15/2040	3,609,465
2,550,000	6.750%, 8/29/2049[h]	2,678,775
2,560,000	6.000%, 12/29/2049[h]	2,518,400
	J.P. Morgan Chase Bank NA
2,580,000	6.000%, 10/1/2017	2,884,590
	Kilroy Realty, LP
3,190,000	4.250%, 8/15/2029	3,152,470
	Liberty Mutual Group, Inc.
3,535,000	4.950%, 5/1/2022[e]	3,805,749
3,190,000	4.850%, 8/1/2044[e]	3,172,723
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,080,000
1,875,000	4.750%, 10/1/2020	2,019,214
	Lincoln National Corporation
4,150,000	4.000%, 9/1/2023	4,261,834
	Lloyds Banking Group plc
2,550,000	5.920%, 9/29/2049[e,h]	2,575,500
	Macquarie Bank, Ltd.
3,215,000	1.650%, 3/24/2017[e]	3,214,701
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,517,882
3,000,000	7.750%, 5/14/2038	4,053,807
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[e]	896,000
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[e]	3,245,625
	MetLife, Inc.
2,250,000	3.600%, 4/10/2024	2,273,931
	Mizuho Bank, Ltd.
4,400,000	3.600%, 9/25/2024[e]	4,346,254
	Morgan Stanley
3,730,000	6.625%, 4/1/2018	4,271,686
3,195,000	2.125%, 4/25/2018	3,194,665
3,180,000	5.625%, 9/23/2019	3,579,646
3,400,000	5.500%, 1/26/2020	3,812,260
3,205,000	4.875%, 11/1/2022	3,386,025
2,550,000	5.000%, 11/24/2025	2,666,816
2,510,000	4.350%, 9/8/2026	2,466,871
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,207,974
	Nomura Holdings, Inc.
3,190,000	2.750%, 3/19/2019	3,195,589
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[e]	3,403,914
1,890,000	5.500%, 9/29/2049[e,f,h]	1,856,925
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,085,800
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,660,049
	Preferred Term Securities XXIII, Ltd.
3,657,475	0.434%, 12/22/2036*,c	2,724,819

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Financials (28.7%) - continued
	ProLogis, LP
$3,200,000	6.875%, 3/15/2020	$3,781,469
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,895,230
1,425,000	6.200%, 11/15/2040	1,743,499
1,930,000	5.875%, 9/15/2042	2,045,800
	RBS Capital Trust III
2,240,000	2.073%, 9/29/2049[c,f,h]	2,195,200
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,807,288
	Regency Centers, LP
1,600,000	3.750%, 6/15/2024	1,596,314
	Regions Bank
1,910,000	7.500%, 5/15/2018	2,226,825
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,258,534
3,815,000	4.700%, 9/15/2023	4,065,130
	Santander UK plc
960,000	5.000%, 11/7/2023[e]	1,007,190
	Simon Property Group, LP
1,250,000	10.350%, 4/1/2019	1,660,904
2,775,000	2.750%, 2/1/2023	2,657,187
	SLM Corporation
2,380,000	6.250%, 1/25/2016	2,470,440
4,515,000	6.000%, 1/25/2017	4,723,819
1,024,000	4.625%, 9/25/2017	1,035,520
	Societe Generale SA
1,920,000	7.875%, 12/31/2049[e,h]	1,920,000
	Sumitomo Mitsui Financial Group, Inc.
3,510,000	4.436%, 4/2/2024[e]	3,595,535
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[e,h]	4,410,000
	Synchrony Financial
1,600,000	3.750%, 8/15/2021	1,614,453
1,260,000	4.250%, 8/15/2024	1,260,159
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,635,467
	Voya Financial, Inc.
1,760,000	2.900%, 2/15/2018	1,810,655
3,215,000	5.500%, 7/15/2022	3,624,440
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[c,h]	116,250
	WEA Finance, LLC
3,770,000	2.700%, 9/17/2019[e]	3,778,939
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	2,982,312
1,910,000	4.100%, 6/3/2026	1,903,286
3,220,000	7.980%, 2/28/2049[h]	3,523,646
	XLIT, Ltd.
3,190,000	5.250%, 12/15/2043	3,507,880

	Total	407,488,632

Foreign Government (1.2%)
	Brazil Government International Bond
1,270,000	5.000%, 1/27/2045	1,193,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
243

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Foreign Government (1.2%) - continued
	Colombia Government International Bond
$3,200,000	5.625%, 2/26/2044	$3,520,000
	Corporacion Andina de Fomento
1,968,000	4.375%, 6/15/2022	2,103,269
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,781,240
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020	3,496,500
3,480,000	4.000%, 10/2/2023	3,596,580

	Total	16,691,389

Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,412,500	3.000%, 10/1/2029[g]	2,480,728
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,412,500	4.000%, 10/1/2044[g]	2,539,909
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,700,000	3.500%, 10/1/2029[g]	5,991,680
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,600,000	3.500%, 10/1/2044[g]	5,723,812
11,937,500	4.000%, 10/1/2044[g]	12,579,887
12,750,000	4.500%, 10/1/2044[g]	13,756,054

	Total	43,072,070

Technology (1.3%)
	Amkor Technology, Inc.
1,910,000	6.375%, 10/1/2022	1,976,850
	Fidelity National Information Services, Inc.
3,190,000	3.875%, 6/5/2024	3,186,600
	Freescale Semiconductor, Inc.
1,910,000	5.000%, 5/15/2021[e,f]	1,876,575
	Hewlett-Packard Company
1,890,000	2.750%, 1/14/2019	1,919,582
2,910,000	4.650%, 12/9/2021	3,151,981
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,462,245
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,346,921

	Total	17,920,754

Transportation (3.0%)
	American Airlines Pass Through Trust
2,392,632	5.600%, 7/15/2020[e]	2,464,410
2,428,732	4.000%, 7/15/2025	2,462,249
	Avis Budget Car Rental, LLC
1,920,000	5.500%, 4/1/2023	1,905,600

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Transportation (3.0%) - continued
	British Airways plc
$4,416,659	4.625%, 6/20/2024[e]	$4,670,617
	Canadian Pacific Railway Company
2,560,000	7.125%, 10/15/2031	3,493,340
	Continental Airlines, Inc.
900,775	7.250%, 11/10/2019	1,051,654
1,374,868	4.000%, 10/29/2024	1,392,054
	CSX Corporation
2,225,000	3.700%, 11/1/2023	2,293,078
1,807,000	6.220%, 4/30/2040	2,262,138
	Delta Air Lines, Inc.
1,885,263	4.950%, 5/23/2019	2,024,302
1,152,377	4.750%, 5/7/2020	1,238,806
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[e]	3,888,937
1,915,000	4.500%, 8/16/2021[e]	2,073,784
	Navios South American Logistics, Inc.
325,000	7.250%, 5/1/2022[e]	321,750
	Penske Truck Leasing Company, LP
1,945,000	2.500%, 3/15/2016[e]	1,984,546
	United Airlines Pass Through Trust
1,590,000	3.750%, 9/3/2026	1,590,000
	United Airlines, Inc.
2,240,000	4.000%, 4/11/2026	2,265,312
	US Airways Pass Through Trust
3,200,000	3.950%, 11/15/2025	3,228,000
	Virgin Australia Holdings, Ltd.
2,661,197	5.000%, 10/23/2023[e]	2,767,644

	Total	43,378,221

U.S. Government and Agencies (2.8%)
	U.S. Treasury Bonds
1,500,000	4.375%, 5/15/2041	1,839,843
287,000	3.125%, 2/15/2042	284,175
3,214,000	3.750%, 11/15/2043	3,552,473
	U.S. Treasury Bonds, TIPS
5,861,114	0.625%, 1/15/2024	5,890,420
	U.S. Treasury Notes
1,410,000	2.875%, 3/31/2018	1,483,915
4,542,000	1.000%, 5/31/2018	4,474,224
10,023,000	1.000%, 6/30/2019	9,676,114
5,160,000	3.625%, 2/15/2020	5,624,802
3,300,000	1.750%, 5/15/2023	3,127,780
	U.S. Treasury Notes, TIPS
3,372,149	0.625%, 7/15/2021	3,440,118

	Total	39,393,864

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
2,550,000	5.250%, 11/15/2022, Ser. A, AMT	2,977,355

	Total	2,977,355

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
244

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Utilities (6.2%)
	American Electric Power Company, Inc.
$2,565,000	2.950%, 12/15/2022	$2,503,094
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,658,571
	Atlas Pipeline Partners, LP
1,280,000	4.750%, 11/15/2021	1,192,000
	Calpine Corporation
1,920,000	5.375%, 1/15/2023	1,857,600
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	999,119
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,696,631
	DCP Midstream Operating, LP
2,560,000	3.875%, 3/15/2023	2,563,110
	DCP Midstream, LLC
1,750,000	5.850%, 5/21/2043[e]	1,728,125
	DPL, Inc.
3,230,000	6.500%, 10/15/2016[f]	3,423,800
	El Paso Pipeline Partners Operating Company, LLC
1,280,000	4.700%, 11/1/2042	1,135,319
	Electricite de France SA
3,200,000	5.250%, 12/29/2049[e,h]	3,252,000
	Energy Transfer Partners, LP
3,380,000	4.650%, 6/1/2021	3,588,840
	Enterprise Products Operating, LLC
2,675,000	7.034%, 1/15/2068	3,022,750
1,930,000	6.650%, 4/15/2018	2,239,066
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,164,221
2,500,000	4.000%, 10/1/2020	2,633,220
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[e]	3,897,010
	Great River Energy
19,870	5.829%, 7/1/2017*	21,382
	ITC Holdings Corporation
5,080,000	4.050%, 7/1/2023	5,266,274
	Kinder Morgan Energy Partners, LP
2,550,000	5.800%, 3/1/2021	2,859,580
1,890,000	4.150%, 2/1/2024	1,866,483
1,935,000	5.000%, 8/15/2042	1,822,907
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023	4,564,841
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,801,823
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,195,833
3,200,000	5.450%, 9/15/2020	3,603,670
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,731,010
	ONEOK Partners, LP
635,000	3.200%, 9/15/2018	658,132

Principal Amount	Long-Term Fixed Income (90.0%)	Value
Utilities (6.2%) - continued
$1,900,000	5.000%, 9/15/2023	$2,053,932
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,088,611
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,225,801
3,190,000	3.950%, 3/15/2024	3,279,288
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,405,997
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[h]	2,840,915

	Total	87,840,955

	Total Long-Term Fixed Income (cost $1,234,166,650)	1,278,324,576

Shares	Preferred Stock (2.0%)	Value
Financials (1.8%)
79,875	Allstate Corporation, 5.100%	1,956,139
64,500	Annaly Capital Management, Inc., 7.500%[h]	1,573,800
102,122	Citigroup, Inc., 7.875%	2,749,124
22,500	Cobank ACB, 6.250%[e,h]	2,363,906
31,925	Countrywide Capital V, 7.000%	820,472
64,000	DDR Corporation, 6.250%[h]	1,568,640
128,000	Discover Financial Services, 6.500%[h]	3,226,880
95,940	Goldman Sachs Group, Inc., 5.500%[h]	2,278,575
102,122	HSBC USA, Inc., 6.500%[h]	2,561,220
88,200	Morgan Stanley, 7.125%[h]	2,373,462
63,611	RBS Capital Funding Trust VII, 6.080%[h]	1,519,667
101,500	Wells Fargo & Company, 5.850%[h]	2,601,445

	Total	25,593,330

Materials (0.2%)
76,576	CHS, Inc., 7.100%[h]	2,036,922

	Total	2,036,922

	Total Preferred Stock (cost $27,363,582)	27,630,252

Shares	Collateral Held for Securities Loaned (2.1%)	Value
29,657,844	Thrivent Cash Management Trust	29,657,844

	Total Collateral Held for Securities Loaned (cost $29,657,844)	29,657,844

Shares or Principal Amount	Short-Term Investments (6.0%)[i]	Value
	Federal Home Loan Bank Discount Notes
600,000	0.085%, 10/29/2014[j]	599,960

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
245

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (6.0%)[i]	Value
	Thrivent Cash Management Trust
84,249,438	0.050%	$84,249,438
	U.S. Treasury Bill
300,000	0.020%, 10/16/2014[k]	299,998

	Total Short-Term Investments (at amortized cost)	85,149,396

	Total Investments (cost $1,438,292,408) 104.4%	$1,481,724,656

	Other Assets and Liabilities, Net (4.4%)	(61,846,968)

	Total Net Assets 100.0%	$1,419,877,688

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
d

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $232,778,216 or 16.4% of total net assets.

f	All or a portion of the security is on loan.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At September 30, 2014, $599,960 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
k	At September 30, 2014, $299,998 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of September 30, 2014.

Security	Acquisition Date	Cost
Glitnir Banki HF, 1/21/2015	5/1/2008	$50,000
Great River Energy, 7/1/2017	4/13/2009	19,870
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	3,657,475
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	1,771,958

    Definitions:

AMT	-	Subject to Alternative Minimum Tax
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$56,288,586
Gross unrealized depreciation	(12,856,338)

Net unrealized appreciation (depreciation)	$43,432,248

Cost for federal income tax purposes	$1,438,292,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
246

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,100,956	–	3,100,956	–
Capital Goods	3,061,527	–	3,061,527	–
Communications Services	20,241,147	–	18,743,719	1,497,428
Consumer Cyclical	7,377,370	–	7,377,370	–
Consumer Non-Cyclical	8,264,554	–	7,291,992	972,562
Energy	2,820,792	–	2,820,792	–
Financials	1,544,490	–	–	1,544,490
Technology	6,726,986	–	6,726,986	–
Transportation	3,893,386	–	3,893,386	–
Utilities	3,931,380	–	3,931,380	–
Long-Term Fixed Income
Asset-Backed Securities	13,719,427	–	13,719,427	–
Basic Materials	68,233,345	–	68,233,345	–
Capital Goods	23,214,904	–	23,214,904	–
Collateralized Mortgage Obligations	14,097,626	–	14,097,626	–
Commercial Mortgage-Backed Securities	8,828,149	–	8,828,149	–
Communications Services	164,214,627	–	164,214,627	–
Consumer Cyclical	80,387,281	–	80,387,281	–
Consumer Non-Cyclical	113,190,612	–	113,190,612	–
Energy	133,675,365	–	133,675,365	–
Financials	407,488,632	–	404,763,813	2,724,819
Foreign Government	16,691,389	–	16,691,389	–
Mortgage-Backed Securities	43,072,070	–	43,072,070	–
Technology	17,920,754	–	17,920,754	–
Transportation	43,378,221	–	43,378,221	–
U.S. Government and Agencies	39,393,864	–	39,393,864	–
U.S. Municipals	2,977,355	–	2,977,355	–
Utilities	87,840,955	–	87,840,955	–
Preferred Stock
Financials	25,593,330	23,229,424	2,363,906	–
Materials	2,036,922	2,036,922	–	–
Collateral Held for Securities Loaned	29,657,844	29,657,844	–	–
Short-Term Investments	85,149,396	84,249,438	899,958	–

Total	$1,481,724,656	$139,173,628	$1,335,811,729	$6,739,299

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,071,693	1,071,693	–	–

Total Asset Derivatives	$1,071,693	$1,071,693	$–	$–

Liability Derivatives
Futures Contracts	831,516	831,516	–	–

Total Liability Derivatives	$831,516	$831,516	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(595)	December 2014	($70,547,520)	($70,363,397)	$184,123
10-Yr. U.S. Treasury Bond Futures	(1,000)	December 2014	(125,528,200)	(124,640,630)	887,570
30-Yr. U.S. Treasury Bond Futures	600	December 2014	83,575,266	82,743,750	(831,516)
Total Futures Contracts					$240,177

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
247

Income Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$21,063,391	$144,654,983	$136,060,530	29,657,844	$29,657,844	$22,875
Cash Management Trust- Short Term Investment	65,827,337	254,657,150	236,235,049	84,249,438	84,249,438	28,080
Total Value and Income Earned	86,890,728				113,907,282	50,955

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
248

Bond Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (100.9%)	Value
Asset-Backed Securities (2.3%)
	Conseco Financial Corporation
$9,651	6.330%, 11/1/2029	$9,962
	Countrywide Home Loans, Inc.
120,064	6.085%, 6/25/2021[a,b]	119,427
	Credit Based Asset Servicing and Securitization, LLC
349,027	3.768%, 12/25/2036[b]	243,363
	First Horizon ABS Trust
573,417	0.315%, 10/25/2034[a,c]	494,842
	GMAC Mortgage Corporation Loan Trust
784,178	0.335%, 8/25/2035[a,c]	688,228
975,906	0.335%, 12/25/2036[a,c]	848,983
	IndyMac Seconds Asset-Backed Trust
384,490	0.495%, 10/25/2036[a,c]	225,193
	Wachovia Asset Securitization, Inc.
820,019	0.295%, 7/25/2037*,a,c	726,791

	Total	3,356,789

Basic Materials (0.8%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	35,579
	Georgia-Pacific, LLC
250,000	3.734%, 7/15/2023[d]	256,518
	Mosaic Company
400,000	4.250%, 11/15/2023	416,320
	Packaging Corporation of America
200,000	4.500%, 11/1/2023	211,529
	Xstrata Finance Canada, Ltd.
325,000	2.700%, 10/25/2017[d]	330,423

	Total	1,250,369

Capital Goods (0.6%)
	Precision Castparts Corporation
300,000	1.250%, 1/15/2018	296,115
	Roper Industries, Inc.
300,000	1.850%, 11/15/2017	301,054
	United Technologies Corporation
275,000	6.050%, 6/1/2036	346,237

	Total	943,406

Commercial Mortgage-Backed Securities (1.1%)
	Banc of America Commercial Mortgage, Inc.
645,000	5.790%, 6/10/2049	699,188
	Commercial Mortgage Pass-Through Certificates
500,000	5.306%, 12/10/2046	532,366
	Morgan Stanley Capital I
465,469	3.224%, 7/15/2049	481,038

	Total	1,712,592

Principal Amount	Long-Term Fixed Income (100.9%)	Value
Communications Services (1.8%)
	America Movil SAB de CV
$300,000	1.235%, 9/12/2016[c]	$303,354
	AT&T, Inc.
300,000	1.400%, 12/1/2017	298,305
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	194,748
	British Telecommunications plc
200,000	2.350%, 2/14/2019	200,396
	CBS Corporation
250,000	2.300%, 8/15/2019	246,613
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	158,934
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	526,727
	DIRECTV Holdings, LLC
250,000	1.750%, 1/15/2018	248,794
	NBC Universal Enterprise, Inc.
250,000	1.662%, 4/15/2018[d]	248,892
	Viacom, Inc.
250,000	2.500%, 9/1/2018	253,142

	Total	2,679,905

Consumer Cyclical (2.7%)
	California Institute of Technology
325,000	4.700%, 11/1/2111	329,552
	CVS Health Corporation
150,000	2.250%, 8/12/2019	148,476
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	40,787
	Dartmouth College
250,000	3.760%, 6/1/2043	239,022
	Ford Motor Credit Company, LLC
150,000	4.207%, 4/15/2016	156,872
350,000	3.000%, 6/12/2017	361,227
	Home Depot, Inc.
320,000	2.250%, 9/10/2018	325,080
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	211,024
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	537,391
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	482,173
	Starbucks Corporation
200,000	3.850%, 10/1/2023	208,878
	The Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	503,318
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	463,772

	Total	4,007,572

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
249

Bond Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (100.9%)	Value
Consumer Non-Cyclical (2.5%)
	Allergan, Inc.
$325,000	1.350%, 3/15/2018	$315,418
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	244,907
	Cargill, Inc.
325,000	4.100%, 11/1/2042[d]	315,787
	ConAgra Foods, Inc.
200,000	1.900%, 1/25/2018	198,801
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	240,987
	Edwards Lifesciences Corporation
300,000	2.875%, 10/15/2018	304,906
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	186,076
	Heineken NV
50,000	1.400%, 10/1/2017[d]	49,674
	McKesson Corporation
275,000	2.700%, 12/15/2022	262,692
	Mondelez International, Inc.
250,000	2.250%, 2/1/2019	248,180
	Sanofi
250,000	1.250%, 4/10/2018	246,407
	Thermo Fisher Scientific, Inc.
300,000	1.300%, 2/1/2017	299,083
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	302,760
	Wyeth, LLC
350,000	6.000%, 2/15/2036	438,026

	Total	3,653,704

Energy (1.3%)
	Cameron International Corporation
150,000	1.400%, 6/15/2017	149,885
	CNOOC Nexen Finance 2014 ULC
250,000	1.625%, 4/30/2017	250,069
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	518,043
	Marathon Oil Corporation
325,000	2.800%, 11/1/2022	311,038
	Petro-Canada
300,000	6.800%, 5/15/2038	394,226
	Petroleos Mexicanos
250,000	3.125%, 1/23/2019[d]	256,250

	Total	1,879,511

Financials (9.3%)
	American International Group, Inc.
200,000	2.300%, 7/16/2019	198,534
	American Tower Trust I
225,000	1.551%, 3/15/2018[d]	221,319
	AXA SA
27,000	8.600%, 12/15/2030	36,315

Principal Amount	Long-Term Fixed Income (100.9%)	Value
Financials (9.3%) - continued
	Bank of America Corporation
$250,000	1.700%, 8/25/2017	$248,920
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
205,000	2.850%, 9/8/2021[d]	202,231
	Barclays Bank plc
300,000	5.000%, 9/22/2016	322,044
	BNZ International Funding, Ltd.
400,000	2.350%, 3/4/2019[d]	398,632
	Boston Properties, LP
300,000	3.125%, 9/1/2023	288,375
	Caixa Economica Federal
200,000	4.250%, 5/13/2019[d]	199,000
	Camden Property Trust
100,000	2.950%, 12/15/2022	96,121
	Chubb Corporation
350,000	6.500%, 5/15/2038	472,131
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
50,000	4.625%, 12/1/2023	51,801
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[d]	198,016
	Duke Realty, LP
250,000	3.875%, 10/15/2022	252,809
	Fifth Third Bancorp
200,000	2.875%, 10/1/2021	196,877
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	572,929
	Goldman Sachs Group, Inc.
500,000	2.375%, 1/22/2018	505,190
	HCP, Inc.
325,000	3.750%, 2/1/2016	337,461
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	384,829
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	393,056
	J.P. Morgan Chase & Company
250,000	1.134%, 1/25/2018[c]	254,516
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	161,489
200,000	4.250%, 6/15/2023[d]	204,404
	Macquarie Bank, Ltd.
200,000	5.000%, 2/22/2017[d]	215,529
	Marsh & McLennan Companies, Inc.
400,000	2.550%, 10/15/2018	406,768
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	355,293
	MasterCard, Inc.
250,000	2.000%, 4/1/2019	248,063
	MetLife, Inc.
200,000	4.368%, 9/15/2023	213,801
	Morgan Stanley
150,000	4.100%, 5/22/2023	149,586
250,000	5.000%, 11/24/2025	261,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
250

Bond Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (100.9%)	Value
Financials (9.3%) - continued
	MUFG Union Bank NA
$300,000	1.500%, 9/26/2016	$302,514
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	330,646
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	338,914
	North American Development Bank
400,000	2.300%, 10/10/2018	403,645
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	316,397
	Preferred Term Securities XXIII, Ltd.
783,745	0.434%, 12/22/2036*,c	583,890
	Prudential Financial, Inc.
200,000	2.350%, 8/15/2019	198,468
	Realty Income Corporation
300,000	2.000%, 1/31/2018	299,862
	Reliance Standard Life Global Funding II
240,000	2.500%, 4/24/2019[d]	240,082
	Skandinaviska Enskilda Banken AB
300,000	1.750%, 3/19/2018[d]	298,705
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d]	194,655
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d]	256,092
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	124,405
	Swedbank AB
300,000	1.750%, 3/12/2018[d]	298,759
	Swedbank Hypotek AB
400,000	1.375%, 3/28/2018[d]	396,176
	Synchrony Financial
215,000	3.000%, 8/15/2019	215,589
	UnitedHealth Group, Inc.
325,000	1.400%, 10/15/2017	324,531
	Ventas Realty, LP
175,000	4.250%, 3/1/2022	182,375
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[e,f]	0
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	147,396
	Yale University
200,000	2.086%, 4/15/2019	200,414

	Total	13,701,007

Foreign Government (4.6%)
	Bank of England
1,000,000	0.875%, 3/17/2017[d]	998,039
	Chile Government International Bond
350,000	3.875%, 8/5/2020	373,450
	European Investment Bank
455,000	2.125%, 10/15/2021	448,103

Principal Amount	Long-Term Fixed Income (100.9%)	Value
Foreign Government (4.6%) - continued
	Export Development Canada
$150,000	0.750%, 12/15/2017	$147,486
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	503,682
	Hydro-Quebec
27,000	8.400%, 1/15/2022	35,308
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	520,094
400,000	4.375%, 1/24/2044	451,376
	Kommunalbanken AS
470,000	1.000%, 9/26/2017[d]	466,297
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	297,387
	Mexico Government International Bond
100,000	3.500%, 1/21/2021	101,341
	Philippines Government International Bond
100,000	4.200%, 1/21/2024	105,500
	Poland Government International Bond
250,000	4.000%, 1/22/2024	256,875
	Province of Manitoba
600,000	1.300%, 4/3/2017	604,196
	Province of New Brunswick
125,000	2.750%, 6/15/2018	129,956
	Province of Quebec
400,000	7.500%, 7/15/2023	532,621
	Sweden Government International Bond
325,000	0.375%, 12/22/2015[d]	324,919
300,000	0.375%, 3/29/2016[d]	299,671
	Uruguay Government International Bond
125,000	5.100%, 6/18/2050	121,250

	Total	6,717,551

Mortgage-Backed Securities (30.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
758	6.500%, 3/1/2016	776
2,778	6.000%, 6/1/2016	2,853
1,966	6.000%, 9/1/2016	2,021
41,277	7.000%, 6/1/2017	43,262
49,972	5.500%, 12/1/2017	52,970
2,087,500	3.000%, 10/1/2029[g]	2,146,537
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
9,344	8.500%, 11/1/2025	10,741
702	8.000%, 1/1/2026	788
2,087,500	4.000%, 10/1/2044[g]	2,197,745
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,250,000	3.500%, 10/1/2029[g]	6,569,824

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
251

Bond Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (100.9%)	Value
Mortgage-Backed Securities (30.5%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$1,717	10.500%, 8/1/2020	$1,924
1,327	8.000%, 12/1/2024	1,486
335	8.500%, 12/1/2025	346
1,289	8.000%, 9/1/2026	1,345
2,337	8.000%, 4/1/2030	2,782
10,400,000	3.500%, 10/1/2044[g]	10,629,938
11,062,500	4.000%, 10/1/2044[g]	11,657,801
10,500,000	4.500%, 10/1/2044[g]	11,328,515
	Government National Mortgage Association 30-Yr. Pass Through
3,653	7.500%, 3/15/2023	3,668
1,987	9.000%, 9/15/2024	2,295
2,237	8.000%, 6/15/2025	2,320
1,607	8.000%, 9/15/2026	1,831
6,973	7.500%, 10/15/2027	7,188
4,517	7.000%, 11/15/2027	4,574
3,766	6.500%, 7/15/2028	4,365
2,018	7.000%, 8/15/2028	2,121
8,188	7.500%, 11/15/2028	8,287
3,763	6.500%, 12/15/2028	4,266
22,973	6.500%, 3/15/2029	26,044
1,002	6.500%, 4/15/2029	1,136
3,907	8.000%, 10/15/2030	4,488
7,371	7.500%, 1/15/2031	8,530
4,274	7.000%, 4/15/2031	4,967
8,242	6.500%, 6/15/2031	9,454
9,810	7.000%, 9/15/2031	11,729
107,367	6.500%, 1/15/2032	124,168
16,580	6.500%, 4/15/2032	18,981

	Total	44,902,066

Technology (1.4%)
	Amphenol Corporation
200,000	2.550%, 1/30/2019	201,299
	Apple, Inc.
400,000	2.100%, 5/6/2019	400,121
400,000	2.400%, 5/3/2023	378,229
	Micron Semiconductor Asia Pte, Ltd.
270,000	1.258%, 1/15/2019	269,656
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	241,699
	Oracle Corporation
325,000	1.200%, 10/15/2017	322,656
	Xilinx, Inc.
250,000	2.125%, 3/15/2019	248,453

	Total	2,062,113

Transportation (1.1%)
	American Airlines Pass Through Trust
187,657	5.600%, 7/15/2020[d]	193,287
	Continental Airlines, Inc.
332,774	4.150%, 4/11/2024	339,429

Principal Amount	Long-Term Fixed Income (100.9%)	Value
Transportation (1.1%) - continued
	Delta Air Lines, Inc.
$217,530	4.950%, 5/23/2019	$233,574
	TTX Company
300,000	4.125%, 10/1/2023*	310,199
	Union Pacific Corporation
437,000	4.163%, 7/15/2022	474,792

	Total	1,551,281

U.S. Government and Agencies (37.5%)
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	378,332
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	970,729
325,000	1.250%, 10/2/2019	315,693
350,000	6.750%, 3/15/2031	504,264
	Federal National Mortgage Association
1,000,000	1.000%, 9/27/2017	995,786
2,690,000	0.875%, 5/21/2018	2,634,484
1,300,000	2.625%, 9/6/2024	1,278,776
500,000	5.960%, 9/11/2028	646,789
100,000	6.250%, 5/15/2029	135,228
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	259,174
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	425,032
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,216,405
4,425,000	3.000%, 5/15/2042	4,272,891
	U.S. Treasury Notes
2,250,000	0.250%, 12/31/2015	2,250,792
1,425,000	2.625%, 2/29/2016	1,471,590
5,000,000	1.000%, 10/31/2016	5,035,545
8,375,000	0.625%, 12/15/2016	8,357,337
3,250,000	3.000%, 2/28/2017	3,418,847
1,000,000	2.250%, 11/30/2017	1,032,422
2,350,000	2.375%, 6/30/2018	2,429,313
2,000,000	1.250%, 10/31/2018	1,975,000
1,075,000	1.625%, 4/30/2019	1,070,969
3,500,000	1.750%, 9/30/2019	3,495,352
1,100,000	1.875%, 6/30/2020	1,093,813
2,000,000	2.000%, 7/31/2020	2,000,624
1,000,000	2.250%, 7/31/2021	1,003,438
1,870,000	1.625%, 8/15/2022	1,775,623
400,000	1.750%, 5/15/2023	379,125
2,200,000	3.625%, 2/15/2044	2,377,375

	Total	55,200,748

Utilities (3.4%)
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	299,869
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	454,788
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	343,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
252

Bond Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (100.9%)	Value
Utilities (3.4%) - continued
	Dayton Power and Light Company
$300,000	1.875%, 9/15/2016	$303,991
	El Paso Pipeline Partners Operating Company, LLC
325,000	4.700%, 11/1/2042	288,265
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	31,919
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	249,214
	National Rural Utilities Cooperative Finance Corporation
28,000	4.023%, 11/1/2032*	28,138
	NextEra Energy Capital Holdings, Inc.
350,000	2.400%, 9/15/2019	347,766
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	358,895
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	310,643
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	327,530
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	327,109
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	319,724
	Public Service Electric And Gas Company
360,000	1.800%, 6/1/2019	355,193
	Sempra Energy
325,000	2.300%, 4/1/2017	331,713
	Southern California Gas Company
325,000	3.750%, 9/15/2042	306,993

	Total	4,985,373

	Total Long-Term Fixed Income (cost $147,195,874)	148,603,987

Shares or Principal Amount	Short-Term Investments (29.1%)[h]	Value
	Thrivent Cash Management Trust
42,845,831	0.050%	42,845,831

	Total Short-Term Investments (at amortized cost)	42,845,831

	Total Investments (cost $190,041,705) 130.0%	$191,449,818

	Other Assets and Liabilities, Net (30.0%)	(44,191,592)

	Total Net Assets 100.0%	$147,258,226

a	All or a portion of the security is insured or guaranteed.
b

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $9,820,551 or 6.7% of total net assets.

e	Defaulted security. Interest is not being accrued.
f	Security is fair valued.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of September 30, 2014.

Security	Acquisition Date	Cost
National Rural Utilities Cooperative Finance Corporation, 11/1/2032	5/23/2014	$28,318
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	783,744
TTX Company, 10/1/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	820,019

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,529,510
Gross unrealized depreciation	(2,121,397)

Net unrealized appreciation (depreciation)	$1,408,113

Cost for federal income tax purposes	$190,041,705

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
253

Bond Index Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,356,789	–	3,356,789	–
Basic Materials	1,250,369	–	1,250,369	–
Capital Goods	943,406	–	943,406	–
Commercial Mortgage-Backed Securities	1,712,592	–	1,712,592	–
Communications Services	2,679,905	–	2,679,905	–
Consumer Cyclical	4,007,572	–	4,007,572	–
Consumer Non-Cyclical	3,653,704	–	3,653,704	–
Energy	1,879,511	–	1,879,511	–
Financials^	13,701,007	–	13,117,117	583,890
Foreign Government	6,717,551	–	6,717,551	–
Mortgage-Backed Securities	44,902,066	–	44,902,066	–
Technology	2,062,113	–	2,062,113	–
Transportation	1,551,281	–	1,551,281	–
U.S. Government and Agencies	55,200,748	–	55,200,748	–
Utilities	4,985,373	–	4,985,373	–
Short-Term Investments	42,845,831	42,845,831	–	–

Total	$191,449,818	$42,845,831	$148,020,097	$583,890

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Short Term Investment	$45,080,757	$25,477,933	$27,712,859	42,845,831	$42,845,831	$15,446
Total Value and Income Earned	45,080,757				42,845,831	15,446

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
254

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Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value
Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,056,632	3.750%, 6/30/2019	$1,033,354
	Ineos Group Holdings, Ltd., Term Loan
1,223,289	3.750%, 5/4/2018	1,196,952

	Total	2,230,306

Capital Goods (0.3%)
	ADS Waste Holdings, Inc., Term Loan
1,219,658	3.750%, 10/9/2019	1,185,507
	Berry Plastics Group, Inc., Term Loan
950,525	3.500%, 2/8/2020	924,918
	Rexnord, LLC, Term Loan
683,100	4.000%, 8/21/2020	671,269
	Silver II Borrower, Term Loan
653,748	4.000%, 12/13/2019	641,693

	Total	3,423,387

Communications Services (1.9%)
	Cincinnati Bell, Inc., Term Loan
341,550	4.000%, 9/10/2020	338,135
	Clear Channel Communications, Inc., Term Loan
6,080	3.804%, 1/29/2016	6,016
995,670	6.904%, 1/30/2019	950,158
231,780	7.654%, 7/30/2019	226,648
	Fairpoint Communications, Term Loan
271,554	7.500%, 2/14/2019	275,119
	Grande Communications Networks, LLC, Term Loan
952,944	4.500%, 5/29/2020	946,988
	Hargray Communications Group, Inc., Term Loan
1,224,500	4.750%, 6/26/2019	1,223,484
	Integra Telecom Holdings, Inc., Term Loan
1,197,392	5.250%, 2/22/2019	1,187,286
	Intelsat Jackson Holdings SA, Term Loan
1,019,310	3.750%, 6/30/2019	1,001,473
	Level 3 Communications, Inc., Term Loan
275,000	4.000%, 8/1/2019	269,844
410,000	4.000%, 1/15/2020	402,312
	LTS Buyer, LLC, Term Loan
681,375	4.000%, 4/13/2020	668,742
	McGraw-Hill Global Education, LLC, Term Loan
810,218	5.750%, 3/22/2019	810,825
	NEP/NCP Holdco, Inc., Term Loan
950,579	4.250%, 1/22/2020	925,227
	NTelos, Inc., Term Loan
681,310	5.750%, 11/9/2019	678,469

Principal Amount	Bank Loans (5.1%)[a]	Value
Communications Services (1.9%) - continued
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
$1,499,506	5.500%, 7/31/2018	$1,491,079
	TNS, Inc., Term Loan
1,143,839	5.000%, 2/14/2020	1,136,690
	Univision Communications, Inc., Term Loan
1,197,460	4.000%, 3/1/2020	1,174,266
	Virgin Media Investment Holdings, Ltd., Term Loan
1,215,000	3.500%, 6/7/2020	1,181,867
	WideOpenWest Finance, LLC, Term Loan
1,197,392	4.750%, 4/1/2019	1,192,231
	WMG Acquisition Corporation, Term Loan
955,350	3.750%, 7/1/2020	920,871
	Yankee Cable Acquisition, LLC, Term Loan
1,174,551	4.500%, 3/1/2020	1,170,146
	Zayo Group, LLC, Term Loan
1,194,884	4.000%, 7/2/2019	1,176,065

	Total	19,353,941

Consumer Cyclical (0.9%)
	Bally Technologies, Inc., Term Loan
268,480	4.250%, 11/25/2020	267,025
	Booz Allen Hamilton, Inc., Term Loan
339,018	3.750%, 7/31/2019	336,051
	Burlington Coat Factory Warehouse Corporation, Term Loan
659,576	4.250%, 8/13/2021	652,017
	Ceridian Corporation, Term Loan
665,943	4.152%, 5/9/2017	663,033
665,943	4.500%, 5/9/2017	657,618
	Chrysler Group, LLC, Term Loan
950,267	3.500%, 5/24/2017	941,952
	J.C. Penney Corporation, Inc., Term Loan
1,224,500	6.000%, 5/22/2018	1,220,520
	MGM Resorts International, Term Loan
1,028,416	3.500%, 12/20/2019	1,009,133
	ROC Finance, LLC, Term Loan
955,350	5.000%, 6/20/2019	911,566
	Scientific Games International, Inc., Term Loan
1,230,700	4.250%, 10/18/2020	1,205,323
	Seminole Hard Rock Entertainment, Inc., Term Loan
478,937	3.500%, 5/14/2020	469,158
	Seminole Indian Tribe of Florida, Term Loan
863,675	3.000%, 4/29/2020	856,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
255

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value
Consumer Cyclical (0.9%) - continued
	Toys R Us, Inc., Term Loan
$680,938	5.250%, 5/25/2018	$627,880

	Total	9,818,206

Consumer Non-Cyclical (0.7%)
	Albertsons, Inc., Term Loan
1,223,371	4.750%, 3/21/2019	1,216,496
	Biomet, Inc., Term Loan
1,278,252	3.655%, 7/25/2017	1,268,000
	Del Monte Corporation, Term Loan
149,566	3.500%, 3/9/2020	143,396
	JBS USA, LLC, Term Loan
606,524	3.750%, 5/25/2018	597,427
	Roundy’s Supermarkets, Inc., Term Loan
532,374	5.750%, 3/3/2021	502,870
	Supervalu, Inc., Term Loan
1,893,208	4.500%, 3/21/2019	1,856,404
	Van Wagner Communications, LLC, Term Loan
1,009,125	7.250%, 8/3/2018	1,006,602
	Visant Corporation, Term Loan
472,929	7.000%, 9/23/2021	466,724

	Total	7,057,919

Energy (0.2%)
	Arch Coal, Inc., Term Loan
681,304	6.250%, 5/16/2018	622,753
	Offshore Group Investment, Ltd., Term Loan
477,725	5.750%, 3/28/2019	457,125
	Pacific Drilling SA, Term Loan
1,199,813	4.500%, 6/3/2018	1,158,323

	Total	2,238,201

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
1,201,250	7.000%, 5/22/2018	1,211,016
	WaveDivision Holdings, LLC, Term Loan
948,113	4.000%, 10/15/2019	931,521

	Total	2,142,537

Technology (0.4%)
	BMC Software, Inc., Term Loan
1,316,944	5.000%, 9/10/2020	1,293,898
	First Data Corporation, Term Loan
1,240,000	3.655%, 3/23/2018	1,214,816
	Freescale Semiconductor, Inc., Term Loan
1,197,461	4.250%, 2/28/2020	1,178,193
	SunGard Data Systems, Inc., Term Loan
418,412	4.000%, 3/8/2020	413,286

	Total	4,100,193

Principal Amount	Bank Loans (5.1%)[a]	Value
Transportation (0.1%)
	American Airlines, Inc., Term Loan
$1,357,813	3.750%, 6/27/2019	$1,332,693

	Total	1,332,693

Utilities (0.2%)
	Calpine Corporation, Term Loan
947,812	4.000%, 4/1/2018	938,978
238,200	4.000%, 10/31/2020	235,520
	Intergen NV, Term Loan
1,199,812	5.500%, 6/15/2020	1,200,569

	Total	2,375,067

	Total Bank Loans (cost $54,889,594)	54,072,450

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Asset-Backed Securities (15.2%)
	American Homes 4 Rent
3,285,272	1.250%, 6/17/2031[b,c]	3,265,524
	BA Credit Card Trust
4,800,000	0.534%, 6/15/2021[c]	4,795,872
	Bayview Opportunity Master Fund Trust IIB, LP
2,941,381	3.228%, 7/28/2034*	2,949,917
	Capital One Multi-Asset Execution Trust
2,750,000	1.260%, 1/15/2020	2,747,896
	Chase Issuance Trust
6,500,000	1.150%, 1/15/2019	6,494,534
	Chesapeake Funding, LLC
1,922,360	0.606%, 5/7/2024[b,c]	1,925,346
	Citibank Credit Card Issuance Trust
5,225,000	1.020%, 2/22/2019	5,202,830
	Countrywide Home Loans, Inc.
720,383	6.085%, 6/25/2021[d,e]	716,558
	Credit Based Asset Servicing and Securitization, LLC
1,675,329	3.768%, 12/25/2036[e]	1,168,143
	Edlinc Student Loan Funding Trust
2,714,605	3.185%, 10/1/2025*,c	2,748,537
	Education Loan Asset-Backed Trust I
973,083	0.605%, 6/25/2022[b,c]	972,818
	Enterprise Fleet Financing, LLC
776,121	0.720%, 4/20/2018[b]	776,524
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036*	2
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025[b]	3,572,201
	GMAC Mortgage Corporation Loan Trust
941,013	0.335%, 8/25/2035[c,d]	825,874
1,241,244	5.750%, 10/25/2036[d]	1,182,409
2,277,115	0.335%, 12/25/2036[c,d]	1,980,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
256

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Asset-Backed Securities (15.2%) - continued
	Golden Credit Card Trust
$7,200,000	0.404%, 2/15/2018[b,c]	$7,196,983
1,000,000	0.586%, 9/15/2018[b,c]	1,002,573
	Great America Leasing Receivables
3,000,000	0.780%, 6/15/2016[b]	3,003,693
	Master Credit Card Trust
10,000,000	0.780%, 4/21/2017[b]	10,004,520
	Mortgage Equity Conversion Asset Trust
4,683,674	0.590%, 1/25/2042*,c	3,981,123
4,731,284	0.580%, 2/25/2042*,c	3,785,027
	Motor plc
4,459,700	0.635%, 8/25/2021[b,c]	4,465,724
	Nationstar Agency Advance Funding Trust
4,200,000	0.997%, 2/15/2045[b]	4,196,094
	Northstar Education Finance, Inc.
3,832,048	0.856%, 12/26/2031[b,c]	3,848,069
	Oscar U.S. Funding Trust
3,000,000	1.720%, 4/15/2019*	3,000,586
	OZLM VIII, Ltd.
3,760,000	1.715%, 10/17/2026*,c	3,756,805
	Penarth Master Issuer plc
5,500,000	0.544%, 11/18/2017[b,c]	5,506,881
	Renaissance Home Equity Loan Trust
3,547,363	5.608%, 5/25/2036[e]	2,510,816
1,221,221	5.285%, 1/25/2037[e]	715,864
	Selene Non-Performing Loans, LLC
1,999,811	2.981%, 5/25/2054*,e	1,988,610
	SLM Student Loan Trust
2,446,082	0.304%, 4/27/2020[c]	2,445,243
1,589,298	1.254%, 12/15/2021[b,c]	1,594,786
2,934,207	0.304%, 4/25/2022[c]	2,931,378
2,237,175	0.754%, 8/15/2022[b,c]	2,241,063
3,252,574	0.904%, 10/16/2023[b,c]	3,265,077
2,072,230	0.555%, 3/25/2025[c]	2,072,180
6,274,963	0.675%, 3/25/2026[c]	6,315,041
2,700,000	1.204%, 5/17/2027[b,c]	2,725,348
	U.S. Residential Opportunity Fund Trust
1,646,093	3.466%, 3/25/2034*,e	1,651,525
	Vericrest Opportunity Loan Transferee
462,238	3.625%, 3/25/2054*	463,993
4,774,403	3.125%, 4/27/2054[b]	4,774,298
2,765,307	3.250%, 11/25/2053[b]	2,770,096
2,375,329	3.625%, 11/25/2053[b]	2,381,469
1,915,853	3.625%, 11/25/2053*	1,920,681
	Volvo Financial Equipment, LLC
5,000,000	0.740%, 3/15/2017[b]	5,005,600
	Wachovia Asset Securitization, Inc.
1,025,024	0.295%, 7/25/2037*,c,d	908,489
	World Financial Network Credit Card Master Trust
3,000,000	0.534%, 12/15/2019[c]	3,002,091

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Asset-Backed Securities (15.2%) - continued
$4,000,000	0.910%, 3/16/2020	$3,996,900
	World Omni Auto Receivables Trust
4,000,000	1.330%, 1/15/2018	4,032,776
	World Omni Master Owner Trust
5,400,000	0.504%, 2/15/2018[b,c]	5,405,276

	Total	160,192,624

Basic Materials (0.8%)
	Dow Chemical Company
2,000,000	2.500%, 2/15/2016	2,042,732
	Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375%, 3/15/2018	1,002,538
	Goldcorp, Inc.
1,000,000	3.625%, 6/9/2021	1,012,304
	Kinross Gold Corporation
1,100,000	5.950%, 3/15/2024[b]	1,118,893
	Mosaic Company
500,000	4.250%, 11/15/2023	520,400
	Xstrata Finance Canada, Ltd.
2,825,000	2.700%, 10/25/2017[b]	2,872,135

	Total	8,569,002

Capital Goods (0.7%)
	John Deere Capital Corporation
3,000,000	0.333%, 10/8/2014[c]	3,000,081
	Precision Castparts Corporation
2,025,000	1.250%, 1/15/2018	1,998,781
	Roper Industries, Inc.
2,250,000	1.850%, 11/15/2017	2,257,904

	Total	7,256,766

Collateralized Mortgage Obligations (9.4%)
	Alm Loan Funding CLO
3,760,000	1.664%, 10/17/2026*,c	3,754,149
	American Home Mortgage Assets Trust
2,805,389	1.038%, 11/25/2046[c]	1,538,585
	Apidos CLO XVIII
3,775,000	1.646%, 7/22/2026*,c	3,765,795
	Babson CLO, Ltd.
3,760,000	1.656%, 10/17/2026*,c	3,758,921
	BCAP, LLC Trust
1,760,310	0.335%, 3/25/2037[c]	1,431,810
	Bear Stearns Adjustable Rate Mortgage Trust
1,211,096	2.430%, 10/25/2035[c]	1,200,902
	Birchwood Park CLO, Ltd.
3,760,000	1.674%, 7/15/2026*,c	3,755,972
	BlueMountain CLO, Ltd.
3,760,000	1.480%, 10/15/2026*,c	3,765,614
	Carlyle Global Market Strategies CLO, Ltd.
3,750,000	1.532%, 7/20/2023*,c	3,730,038
3,750,000	1.733%, 10/15/2026*,c	3,746,070
	Cent CLO 16, LP
3,760,000	1.710%, 8/1/2024*,c	3,760,000
	Cent CLO 22, Ltd.
3,750,000	1.715%, 11/7/2026*,c,f	3,750,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
257

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Collateralized Mortgage Obligations (9.4%) - continued
	Countrywide Alternative Loan Trust
$714,243	5.500%, 11/25/2035	$720,786
768,312	5.500%, 2/25/2036	717,622
1,364,977	6.000%, 1/25/2037	1,240,016
	Countrywide Home Loans, Inc.
1,828,713	2.469%, 3/20/2036	1,540,306
1,666,829	2.363%, 9/20/2036	1,393,457
	Deutsche Alt-A Securities Mortgage Loan Trust
3,250,430	0.888%, 4/25/2047[c]	2,889,876
	Dryden 34 Senior Loan Fund CLO
3,760,000	1.717%, 10/15/2026*,c	3,754,685
	GSR Mortgage Loan Trust
1,621,721	0.345%, 8/25/2046[c]	1,558,847
	HarborView Mortgage Loan Trust
1,773,768	2.099%, 6/19/2034	1,763,503
	HomeBanc Mortgage Trust
1,640,158	2.203%, 4/25/2037	1,223,358
	Impac CMB Trust
1,896,508	0.675%, 4/25/2035[c]	1,781,955
576,494	0.795%, 8/25/2035[c]	516,496
	J.P. Morgan Alternative Loan Trust
2,686,908	2.553%, 3/25/2036	2,132,113
	J.P. Morgan Mortgage Trust
426,491	2.509%, 10/25/2036	381,954
	Madison Park Funding XIV CLO, Ltd.
4,150,000	1.681%, 7/20/2026*,c	4,147,802
	Master Asset Securitization Trust
1,527,265	0.655%, 6/25/2036[c]	928,099
	Neuberger Berman CLO, Ltd.
3,000,000	1.701%, 8/4/2025*,c	3,001,442
	Octagon Investment Partners XX CLO, Ltd.
3,760,000	1.675%, 8/12/2026*,c	3,756,005
	Residential Accredit Loans, Inc.
1,426,791	3.549%, 9/25/2035	1,201,218
	Sequoia Mortgage Trust
3,329,829	1.069%, 9/20/2034[c]	3,236,601
	Structured Adjustable Rate Mortgage Loan Trust
35,544	5.500%, 12/25/2034	34,604
	Symphony CLO, Ltd.
3,760,000	1.335%, 1/9/2023*,c,g	3,760,000
	Voya CLO 2014-3, Ltd.
3,760,000	1.649%, 7/25/2026*,c	3,752,395
	Wachovia Mortgage Loan Trust, LLC
1,527,117	2.771%, 5/20/2036	1,334,757
	WaMu Mortgage Pass Through Certificates
918,442	0.445%, 10/25/2045[c]	877,694
2,774,916	0.998%, 10/25/2046[c]	2,275,428
2,775,474	0.938%, 12/25/2046[c]	2,302,786
2,892,279	0.858%, 1/25/2047[c]	2,416,216

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Collateralized Mortgage Obligations (9.4%) - continued
	Washington Mutual Alternative Mortgage Pass Through Certificates
$2,148,789	1.038%, 9/25/2046[c]	$1,436,081
3,519,080	0.868%, 2/25/2047[c]	2,501,489
	Wells Fargo Mortgage Backed Securities Trust
1,017,887	2.603%, 3/25/2036	992,407
1,418,220	2.615%, 3/25/2036	1,419,792

	Total	98,947,646

Commercial Mortgage-Backed Securities (5.5%)
	Bear Stearns Commercial Mortgage Securities, Inc.
195,376	5.845%, 6/11/2040	194,469
1,792,254	5.331%, 2/11/2044	1,910,278
	Citigroup Commercial Mortgage Trust
1,250,000	5.899%, 12/10/2049	1,371,238
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,204,846
	Commercial Mortgage Pass-Through Certificates
5,000,000	1.207%, 6/8/2030[b,c]	5,003,405
1,500,000	5.306%, 12/10/2046	1,597,098
	Credit Suisse First Boston Mortgage Securities Corporation
2,605,224	4.691%, 4/15/2037	2,611,148
	Credit Suisse Mortgage Capital Certificates
3,456,975	5.467%, 9/15/2039	3,680,431
	Federal National Mortgage Association
2,850,000	1.272%, 1/25/2017	2,868,984
	Government National Mortgage Association
681,553	2.870%, 3/16/2051	687,517
2,024,738	2.164%, 3/16/2033	2,033,128
484,672	3.214%, 1/16/2040	487,656
	Greenwich Capital Commercial Funding Corporation
5,500,000	5.224%, 4/10/2037	5,632,583
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
4,500,000	1.104%, 12/15/2028[b,c]	4,500,216
6,500,000	5.429%, 12/12/2043	6,927,557
	LSTAR Commercial Mortgage Trust
2,637,769	1.519%, 1/20/2041[b]	2,632,770
	Morgan Stanley Capital, Inc.
2,008,320	5.773%, 4/12/2049	2,035,506
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,148,750
	SCG Trust 2013-SRP1
3,150,000	1.554%, 11/15/2026[b,c]	3,159,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
258

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Commercial Mortgage-Backed Securities (5.5%) - continued
	Wachovia Bank Commercial Mortgage Trust
$2,057,743	5.765%, 7/15/2045	$2,165,124

	Total	57,851,855

Communications Services (2.8%)
	America Movil SAB de CV
3,000,000	1.235%, 9/12/2016[c]	3,033,537
	American Tower Corporation
2,200,000	3.450%, 9/15/2021	2,156,887
	AT&T, Inc.
2,000,000	1.400%, 12/1/2017	1,988,698
1,835,000	1.148%, 11/27/2018[c]	1,867,221
	British Telecommunications plc
1,500,000	1.625%, 6/28/2016	1,513,898
722,000	2.350%, 2/14/2019	723,428
	CBS Corporation
1,790,000	2.300%, 8/15/2019	1,765,749
	Crown Castle Towers, LLC
2,500,000	3.214%, 8/15/2015*	2,553,425
1,650,000	4.174%, 8/15/2017[b]	1,738,201
	DIRECTV Holdings, LLC
1,125,000	1.750%, 1/15/2018	1,119,573
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,256,576
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[b]	2,240,028
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[b]	1,367,037
	Verizon Communications, Inc.
1,650,000	1.764%, 9/15/2016[c]	1,691,606
1,000,000	0.632%, 6/9/2017[c]	1,002,386
2,580,000	1.005%, 6/17/2019[c]	2,615,764
	Viacom, Inc.
1,250,000	2.500%, 9/1/2018	1,265,710

	Total	29,899,724

Consumer Cyclical (1.1%)
	CVS Health Corporation
1,065,000	2.250%, 8/12/2019	1,054,181
	Ford Motor Credit Company, LLC
2,000,000	4.207%, 4/15/2016	2,091,632
2,050,000	3.984%, 6/15/2016	2,147,110
1,000,000	3.000%, 6/12/2017	1,032,076
	Home Depot, Inc.
2,000,000	2.250%, 9/10/2018	2,031,748
	Hyundai Capital America
2,750,000	1.875%, 8/9/2016[b]	2,784,130

	Total	11,140,877

Consumer Non-Cyclical (3.1%)
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018	1,213,146
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	478,918
	Celgene Corporation
2,500,000	1.900%, 8/15/2017	2,518,545
	ConAgra Foods, Inc.
1,400,000	1.900%, 1/25/2018	1,391,610

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Consumer Non-Cyclical (3.1%) - continued
	Dr Pepper Snapple Group, Inc.
$500,000	2.000%, 1/15/2020	$487,277
	Edwards Lifesciences Corporation
1,500,000	2.875%, 10/15/2018	1,524,533
	Express Scripts Holding Company
3,000,000	2.650%, 2/15/2017	3,084,930
	Forest Laboratories, Inc.
2,750,000	4.375%, 2/1/2019[b]	2,894,543
	Gilead Sciences, Inc.
1,500,000	2.050%, 4/1/2019	1,488,648
	Heineken NV
2,650,000	1.400%, 10/1/2017[b]	2,632,733
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,545,457
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[b]	2,519,008
	Mondelez International, Inc.
1,858,000	0.760%, 2/1/2019[c]	1,857,216
2,075,000	2.250%, 2/1/2019	2,059,890
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[b]	2,554,005
	Thermo Fisher Scientific, Inc.
1,700,000	1.300%, 2/1/2017	1,694,803
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,623,917

	Total	32,569,179

Energy (2.2%)
	Cameron International Corporation
1,575,000	1.400%, 6/15/2017	1,573,795
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,001,053
	CNOOC Nexen Finance 2014 ULC
2,000,000	1.625%, 4/30/2017	2,000,554
	CNPC General Capital, Ltd.
1,000,000	2.750%, 5/14/2019[b]	995,929
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,654,044
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019[b]	1,236,921
	Enbridge, Inc.
1,700,000	0.684%, 6/2/2017[c]	1,705,375
	EQT Midstream Partners, LP
1,000,000	4.000%, 8/1/2024	985,743
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[b]	2,038,120
	Petrobras Global Finance BV
2,220,000	3.115%, 3/17/2020[c]	2,261,514
	Petroleos Mexicanos
1,500,000	2.254%, 7/18/2018[c]	1,567,500
1,000,000	3.500%, 7/18/2018	1,037,000
125,000	3.125%, 1/23/2019[b]	128,125
	Total Capital International SA
1,890,000	0.584%, 6/19/2019[c]	1,890,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
259

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Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Energy (2.2%) - continued
	Weatherford International, Ltd.
$1,500,000	6.000%, 3/15/2018	$1,687,340

	Total	23,763,873

Financials (20.1%)
	Achmea Hypotheekbank NV
805,000	3.200%, 11/3/2014[b]	806,980
	American Express Credit Corporation
2,580,000	0.784%, 3/18/2019[c]	2,591,293
	American International Group, Inc.
1,430,000	2.300%, 7/16/2019	1,419,520
	American Tower Trust I
1,650,000	1.551%, 3/15/2018[b]	1,623,009
	Australia and New Zealand Banking Group, Ltd.
5,000,000	2.400%, 11/23/2016[b]	5,145,230
	Aviation Capital Group Corporation
1,350,000	3.875%, 9/27/2016[b]	1,388,530
	Bank of America Corporation
1,800,000	1.700%, 8/25/2017	1,792,222
2,000,000	1.303%, 3/22/2018[c]	2,037,138
2,200,000	1.105%, 4/1/2019[c]	2,211,592
	Bank Of America National Association
2,000,000	5.300%, 3/15/2017	2,166,828
	Bank of Montreal
1,500,000	0.834%, 4/9/2018[c]	1,513,055
	Bank of New York Mellon Corporation
2,500,000	1.085%, 11/24/2014[c]	2,503,732
675,000	4.500%, 12/31/2049[h]	626,063
	Bank of Nova Scotia
3,000,000	2.150%, 8/3/2016[b]	3,071,406
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,445,000	2.850%, 9/8/2021[b]	1,425,480
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[b]	2,015,000
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,827,917
	BNZ International Funding, Ltd.
3,100,000	2.350%, 3/4/2019[b]	3,089,398
	Caisse Centrale Desjardins du Quebec
4,000,000	2.550%, 3/24/2016[b]	4,109,664
	Caixa Economica Federal
1,550,000	4.250%, 5/13/2019[b,i]	1,542,250
	Citigroup, Inc.
2,225,000	0.774%, 3/10/2017[c]	2,228,778
1,840,000	1.003%, 4/8/2019[c]	1,847,312
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,294,765
	CoBank ACB
1,965,000	0.834%, 6/15/2022*,c	1,847,100
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[b]	3,502,726

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Financials (20.1%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$800,000	4.625%, 12/1/2023	$828,810
	Credit Agricole SA
1,650,000	1.034%, 4/15/2019[b,c]	1,663,418
	Credit Suisse AG Guernsey
2,000,000	2.600%, 5/27/2016[b]	2,059,624
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[b]	1,631,325
990,000	7.500%, 12/11/2049[b,h]	1,039,500
	DnB Boligkreditt AS
4,900,000	1.450%, 3/21/2018[b]	4,851,402
	Fifth Third Bancorp
1,440,000	2.875%, 10/1/2021	1,417,514
	General Electric Capital Corporation
4,500,000	1.234%, 3/15/2023[c]	4,518,135
	Goldman Sachs Group, Inc.
3,550,000	2.375%, 1/22/2018	3,586,853
1,915,000	1.334%, 11/15/2018[c]	1,948,248
1,950,000	5.700%, 12/29/2049[h,i]	1,978,275
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016*	2,042,636
	HSBC USA, Inc.
1,905,000	0.533%, 6/23/2017[c]	1,904,282
	ING Bank NV
5,000,000	2.500%, 1/14/2016[b]	5,115,235
	ING Capital Funding Trust III
1,000,000	3.833%, 12/29/2049[c,h]	1,000,000
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,163,360
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[b]	1,461,504
	J.P. Morgan Chase & Company
4,000,000	1.134%, 1/25/2018[c]	4,072,248
1,750,000	3.875%, 9/10/2024	1,715,600
1,450,000	7.900%, 4/29/2049[h]	1,569,625
375,000	6.000%, 12/29/2049[h]	368,906
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	1,943,933
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	751,137
	Landwirtschaftliche Rentenbank
4,500,000	0.434%, 3/15/2016[b,c]	4,510,431
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[b]	348,800
	Macquarie Bank, Ltd.
2,275,000	5.000%, 2/22/2017[b]	2,451,647
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[b]	3,552,930
	MasterCard, Inc.
1,750,000	2.000%, 4/1/2019	1,736,439
	Metropolitan Life Global Funding I
3,250,000	3.650%, 6/14/2018[b]	3,449,605
	Mizuho Bank, Ltd.
1,650,000	0.663%, 4/16/2017[b,c]	1,651,241

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
260

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Financials (20.1%) - continued
	Mizuho Financial Group Cayman 3, Ltd.
$825,000	4.600%, 3/27/2024[b]	$857,940
	Morgan Stanley
975,000	4.100%, 5/22/2023	972,307
1,750,000	5.000%, 11/24/2025	1,830,168
1,100,000	4.350%, 9/8/2026	1,081,099
1,000,000	5.450%, 12/29/2049[h]	992,500
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,175,224
	MUFG Union Bank NA
1,900,000	1.500%, 9/26/2016	1,915,924
	National Australia Bank, Ltd.
3,350,000	2.000%, 6/20/2017[b]	3,408,193
	National Bank of Canada
2,750,000	2.200%, 10/19/2016[b]	2,819,635
	NCUA Guaranteed Notes
1,998,591	0.504%, 12/7/2020[c]	2,002,317
	Network Rail Infrastructure Finance plc
6,000,000	0.875%, 5/15/2018[b]	5,867,724
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[b]	2,607,032
	North American Development Bank
2,200,000	2.300%, 10/10/2018	2,220,049
	Prudential Financial, Inc.
1,430,000	2.350%, 8/15/2019	1,419,046
	RBS Capital Trust III
1,130,000	2.073%, 9/29/2049[c,h,i]	1,107,400
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,499,311
	Reliance Standard Life Global Funding II
1,740,000	2.500%, 4/24/2019[b]	1,740,595
	Royal Bank of Canada
4,000,000	1.200%, 9/19/2017	3,978,736
	Royal Bank of Scotland Group plc
2,205,000	1.173%, 3/31/2017[c]	2,213,670
1,000,000	6.125%, 12/15/2022	1,058,438
1,650,000	5.125%, 5/28/2024	1,621,226
	Skandinaviska Enskilda Banken AB
2,100,000	1.750%, 3/19/2018[b]	2,090,932
2,500,000	1.375%, 5/29/2018[b]	2,468,825
	SLM Corporation
700,000	4.625%, 9/25/2017	707,875
	SpareBank 1 Boligkreditt AS
3,000,000	1.250%, 5/2/2018[b]	2,945,253
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[b]	1,966,682
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[b]	1,192,261
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[b]	1,843,864
	Suncorp-Metway, Ltd.
2,570,000	0.934%, 3/28/2017[b,c]	2,569,969

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Financials (20.1%) - continued
	Svensk Exportkredit AB
$3,500,000	0.533%, 1/23/2017[c]	$3,516,195
	Svenska Handelsbanken AB
2,750,000	0.683%, 3/21/2016[c]	2,761,523
750,000	0.725%, 6/17/2019[c]	753,816
	Swedbank AB
1,750,000	1.750%, 3/12/2018[b]	1,742,762
	Synchrony Financial
1,520,000	3.000%, 8/15/2019	1,524,166
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,070,176
	USAA Capital Corporation
2,575,000	2.125%, 6/3/2019[b]	2,570,767
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053	502,500
1,500,000	2.900%, 2/15/2018	1,543,172
	Wells Fargo & Company
4,500,000	2.625%, 12/15/2016	4,655,853
925,000	3.450%, 2/13/2023	908,942
1,100,000	4.100%, 6/3/2026	1,096,134
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[b]	2,476,992
	Yale University
1,550,000	2.086%, 4/15/2019	1,553,209

	Total	211,810,053

Foreign Government (5.6%)
	Bahama Government International Bond
275,000	5.750%, 1/16/2024[b]	289,438
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,486,459
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,452,940
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,113,004
3,235,000	2.125%, 10/15/2021	3,185,961
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,066,669
	Inter-American Development Bank
3,750,000	0.194%, 2/11/2016[c]	3,749,940
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,011,056
	Kommunalbanken AS
6,000,000	2.750%, 5/5/2015[b]	6,089,880
	Kommuninvest I Sverige AB
3,500,000	1.000%, 10/24/2017[b]	3,469,515
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,387,500
325,000	3.500%, 1/21/2021	329,357
	Philippines Government International Bond
325,000	4.200%, 1/21/2024	342,875
	Poland Government International Bond
125,000	4.000%, 1/22/2024	128,438

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
261

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Foreign Government (5.6%) - continued
	Province of British Columbia
$6,500,000	2.100%, 5/18/2016	$6,658,639
	Province of Manitoba
5,100,000	1.300%, 4/3/2017	5,135,669
	Province of Ontario
3,500,000	0.284%, 8/13/2015[c]	3,501,116
	Slovenia Government International Bond
730,000	4.125%, 2/18/2019[b]	760,113

	Total	59,158,569

Mortgage-Backed Securities (6.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,875,000	3.000%, 10/1/2029[f]	8,097,713
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
854,214	6.500%, 9/1/2037	971,309
9,875,000	4.000%, 10/1/2044[f]	10,396,519
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
4,426,867	2.250%, 6/25/2025	4,497,493
18,850,000	3.500%, 10/1/2029[f]	19,814,590
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
1,244,071	5.735%, 9/1/2037[c]	1,325,789
419,216	5.456%, 10/1/2037[c]	445,565
4,800,012	2.078%, 1/1/2043[c]	4,967,774
8,001,067	2.057%, 3/1/2043[c]	8,259,333
7,567,266	1.738%, 7/1/2043[c]	7,669,477

	Total	66,445,562

Technology (1.4%)
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,418,151
	Apple, Inc.
3,300,000	0.537%, 5/6/2019[c]	3,302,977
	Cisco Systems, Inc.
2,250,000	0.734%, 3/1/2019[c]	2,266,643
	Hewlett-Packard Company
1,858,000	1.174%, 1/14/2019[c]	1,882,966
	Micron Semiconductor Asia Pte, Ltd.
1,237,500	1.258%, 1/15/2019	1,235,922
	Oracle Corporation
2,750,000	2.375%, 1/15/2019	2,786,248
	Xilinx, Inc.
1,750,000	2.125%, 3/15/2019	1,739,171

	Total	14,632,078

Transportation (1.2%)
	American Airlines Pass Through Trust
1,454,345	5.600%, 7/15/2020[b]	1,497,975
1,415,952	4.950%, 1/15/2023	1,513,370

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Transportation (1.2%) - continued
	British Airways plc
$1,478,792	4.625%, 6/20/2024[b]	$1,563,823
	Continental Airlines, Inc.
3,090,039	4.150%, 4/11/2024	3,151,840
	Delta Air Lines, Inc.
851,952	4.750%, 5/7/2020	915,848
	Kansas City Southern de Mexico SA de CV
1,640,000	0.935%, 10/28/2016[c]	1,648,758
	TTX Company
800,000	4.125%, 10/1/2023*	827,198
	Virgin Australia Holdings, Ltd.
1,721,403	5.000%, 10/23/2023[b]	1,790,259

	Total	12,909,071

U.S. Government and Agencies (14.4%)
	Federal Agricultural Mortgage Corporation
3,500,000	2.000%, 7/27/2016	3,587,416
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	485,365
4,000,000	1.250%, 10/2/2019	3,885,452
	Federal National Mortgage Association
5,000,000	1.000%, 9/27/2017	4,978,930
5,000,000	0.875%, 5/21/2018	4,896,810
8,000,000	1.875%, 2/19/2019	8,023,112
	U.S. Treasury Bonds
2,200,000	3.000%, 5/15/2042	2,124,375
	U.S. Treasury Bonds, TIPS
21,860,985	0.125%, 4/15/2019	21,913,932
	U.S. Treasury Notes
1,400,000	0.875%, 7/15/2017	1,395,187
30,600,000	0.875%, 1/31/2018	30,195,988
200,000	1.000%, 5/31/2018	197,016
4,250,000	2.375%, 6/30/2018	4,393,437
1,800,000	1.625%, 6/30/2019	1,790,438
20,655,000	1.375%, 1/31/2020	20,122,493
17,750,000	1.875%, 6/30/2020	17,650,156
8,000,000	3.625%, 2/15/2044	8,645,000
	U.S. Treasury Notes, TIPS
1,571,787	0.125%, 4/15/2018	1,584,313
925,769	1.125%, 1/15/2021	971,045
8,631,812	0.125%, 1/15/2022	8,433,548
7,044,697	0.125%, 1/15/2023	6,815,744

	Total	152,089,757

Utilities (1.5%)
	Dayton Power and Light Company
1,200,000	1.875%, 9/15/2016	1,215,964
	Electricite de France SA
1,500,000	5.250%, 12/29/2049[b,h]	1,524,375
	Enterprise Products Operating, LLC
1,650,000	7.034%, 1/15/2068	1,864,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
262

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.3%)	Value
Utilities (1.5%) - continued
	National Rural Utilities Cooperative Finance Corporation
$1,150,000	4.750%, 4/30/2043	$1,137,062
	NextEra Energy Capital Holdings, Inc.
2,575,000	2.400%, 9/15/2019	2,558,564
	Northeast Utilities
1,250,000	1.450%, 5/1/2018	1,230,108
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	280,039
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,501,746
	Public Service Electric And Gas Company
2,570,000	1.800%, 6/1/2019	2,535,685
	Sempra Energy
2,425,000	2.300%, 4/1/2017	2,475,091

	Total	16,323,134

	Total Long-Term Fixed Income (cost $968,472,580)	963,559,770

Shares	Preferred Stock (0.8%)	Value
Financials (0.5%)
20,000	Allstate Corporation, 5.100%	489,800
66,000	Citigroup, Inc., 7.875%	1,776,720
8,125	Farm Credit Bank of Texas, 6.750%[b,h]	852,109
23,000	Goldman Sachs Group, Inc., 5.500%[h]	546,250
66,000	HSBC Holdings plc, 8.000%[h]	1,758,240

	Total	5,423,119

Utilities (0.3%)
24,375	Southern California Edison Company, 4.670%[h]	2,503,008

	Total	2,503,008

	Total Preferred Stock (cost $7,778,319)	7,926,127

Shares	Collateral Held for Securities Loaned (0.4%)	Value
4,432,065	Thrivent Cash Management Trust	4,432,065

	Total Collateral Held for Securities Loaned (cost $4,432,065)	4,432,065

Shares or Principal Amount	Short-Term Investments (6.6%)[j]	Value
	Federal Home Loan Bank Discount Notes
1,300,000	0.080%, 10/15/2014[k]	1,299,960
200,000	0.085%, 10/29/2014[k]	199,987
	Thrivent Cash Management Trust
67,355,797	0.050%	67,355,797

Shares or Principal Amount	Short-Term Investments (6.6%)[j]	Value
	U.S. Treasury Bills
700,000	0.020%, 10/16/2014[l]	$699,994
500,000	0.011%, 11/13/2014[l,m]	499,993

	Total Short-Term Investments (at amortized cost)	70,055,731

	Total Investments (cost $1,105,628,289) 104.2%	$1,100,046,143

	Other Assets and Liabilities, Net (4.2%)	(43,892,171)

	Total Net Assets 100.0%	$1,056,153,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
263

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $240,828,561 or 22.8% of total net assets.

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
d	All or a portion of the security is insured or guaranteed.
e

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Security is fair valued.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	All or a portion of the security is on loan.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At September 30, 2014, $1,499,946 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	At September 30, 2014, $799,993 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
m	At September 30, 2014, $119,998 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.
*

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of September 30, 2014.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,758,120
Apidos CLO XVIII, 7/22/2026	6/25/2014	3,765,562
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,758,120
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	6/27/2014	2,941,381
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,760,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,756,203
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,750,000

Security	Acquisition Date	Cost
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	$3,750,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,760,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,750,000
CoBank ACB, 6/15/2022	10/18/2013	1,845,423
Crown Castle Towers, LLC, 8/15/2015	7/29/2010	2,500,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,760,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	2,737,043
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	214,738
GTP Acquisition Partners I, LLC, 6/15/2016	6/29/2011	2,000,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	4,145,020
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	4,683,674
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	4,731,284
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	3,000,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,760,000
Oscar U.S. Funding Trust, 4/15/2019	9/19/2014	2,999,267
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,738,568
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	1,999,811
Symphony CLO, Ltd., 1/9/2023	9/15/2014	3,760,000
TTX Company, 10/1/2023	9/19/2013	799,992
U.S. Residential Opportunity Fund Trust, 3/25/2034	3/14/2014	1,646,093
Vericrest Opportunity Loan Transferee, 3/25/2054	8/19/2014	463,969
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	1,908,262
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	3,754,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,025,024

    Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,442,446
Gross unrealized depreciation	(17,024,592)

Net unrealized appreciation (depreciation)	$(5,582,146)

Cost for federal income tax purposes	$1,105,628,289

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
264

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,230,306	–	2,230,306	–
Capital Goods	3,423,387	–	3,423,387	–
Communications Services	19,353,941	–	18,217,251	1,136,690
Consumer Cyclical	9,818,206	–	9,818,206	–
Consumer Non-Cyclical	7,057,919	–	5,453,890	1,604,029
Energy	2,238,201	–	2,238,201	–
Financials	2,142,537	–	1,211,016	931,521
Technology	4,100,193	–	4,100,193	–
Transportation	1,332,693	–	1,332,693	–
Utilities	2,375,067	–	2,375,067	–
Long-Term Fixed Income
Asset-Backed Securities	160,192,624	–	142,481,257	17,711,367
Basic Materials	8,569,002	–	8,569,002	–
Capital Goods	7,256,766	–	7,256,766	–
Collateralized Mortgage Obligations	98,947,646	–	87,677,646	11,270,000
Commercial Mortgage-Backed Securities	57,851,855	–	57,851,855	–
Communications Services	29,899,724	–	29,899,724	–
Consumer Cyclical	11,140,877	–	11,140,877	–
Consumer Non-Cyclical	32,569,179	–	32,569,179	–
Energy	23,763,873	–	23,763,873	–
Financials	211,810,053	–	209,962,953	1,847,100
Foreign Government	59,158,569	–	59,158,569	–
Mortgage-Backed Securities	66,445,562	–	66,445,562	–
Technology	14,632,078	–	14,632,078	–
Transportation	12,909,071	–	12,909,071	–
U.S. Government and Agencies	152,089,757	–	152,089,757	–
Utilities	16,323,134	–	16,323,134	–
Preferred Stock
Financials	5,423,119	4,571,010	852,109	–
Utilities	2,503,008	–	2,503,008	–
Collateral Held for Securities Loaned	4,432,065	4,432,065	–	–
Short-Term Investments	70,055,731	67,355,797	2,699,934	–

Total	$1,100,046,143	$76,358,872	$989,186,564	$34,500,707

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	542,701	542,701	–	–
Credit Default Swaps	51,251	–	51,251	–

Total Asset Derivatives	$593,952	$542,701	$51,251	$–

Liability Derivatives
Futures Contracts	6,929	6,929	–	–

Total Liability Derivatives	$6,929	$6,929	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
265

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Opportunity Income Plus Portfolio as discussed in the Notes to Schedule of Investments.

Investments in Securities	Beginning Value January 1, 2014	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Ending Value September 30, 2014
Bank Loans
Communications Services	–	1,418	10,720	1,148,773	(1,160,911)	1,136,690	–	1,136,690
Consumer Non-Cyclical	–	(824)	98,091	–	(97,267)	1,604,029	–	1,604,029
Financials	–	(29)	7,267	–	(7,238)	931,521	–	931,521
Long-Term Fixed Income
Asset-Backed Securities	14,797,796	(3,007)	1,109,864	2,999,267	(1,192,553)	–	–	17,711,367
Collateralized Mortgage Obligations	–	–	–	11,270,000	–	–	–	11,270,000
Financials	1,887,475	(815)	47,840	–	(87,400)			1,847,100

Total	$16,685,271	($3,257)	$1,273,782	$15,418,040	($2,545,369)	$3,672,240	$0	$34,500,707

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Communications Services Securities are liquidity and credit spread of the issuer. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Consumer Non-Cyclical Securities are liquidity and credit spread of the issuer. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Bank Loans Financials Securities are liquidity and credit spread of the issuer. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Asset-Backed Securities are credit spread of the issuer, cash flows, and recent market activity based on comparable bonds. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Collateralized Mortgage Obligations are recent market activity. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financial Securities are recent market activity based on comparable bonds. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(965)	December 2014	($114,417,406)	($114,118,787)	$298,619
10-Yr. U.S. Treasury Bond Futures	(275)	December 2014	(34,520,255)	(34,276,173)	244,082
30-Yr. U.S. Treasury Bond Futures	5	December 2014	696,461	689,532	(6,929)
Total Futures Contracts					$535,772

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2019	$21,780,000	$51,251	$51,251
Total Credit Default Swaps				$51,251	$51,251

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
266

Limited Maturity Bond Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

1

As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$4,107,820	$69,278,065	$68,953,820	4,432,065	$4,432,065	$8,228
Cash Management Trust- Short Term Investment	59,226,574	255,648,595	247,519,372	67,355,797	67,355,797	21,897
Total Value and Income Earned	63,334,394				71,787,862	30,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
267

Money Market Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Asset Backed Commercial Paper (21.6%)[a]	Value
	Barton Capital, LLC
$6,000,000	0.050%, 10/1/2014[b]	$6,000,000
	Dealers Capital Access Trust, LLC
1,270,000	0.200%, 10/1/2014[b]	1,270,000
1,150,000	0.200%, 10/8/2014[b]	1,149,955
	Golden Funding Corporation
2,300,000	0.100%, 10/2/2014[b]	2,299,994
	Kells Funding, LLC
1,400,000	0.232%, 10/8/2014[b,c,d]	1,400,000
1,470,000	0.235%, 11/17/2014[b,c,d]	1,469,999
	Liberty Street Funding, LLC
1,270,000	0.180%, 10/23/2014[b]	1,269,860
1,260,000	0.160%, 11/20/2014[b]	1,259,720
	Nieuw Amsterdam Receivables
3,325,000	0.030%, 10/1/2014[b]	3,325,000
1,270,000	0.160%, 10/16/2014[b]	1,269,915
	Old Line Funding, LLC
1,320,000	0.184%, 11/17/2014[b,c,d]	1,320,000
1,265,000	0.180%, 12/18/2014[b]	1,264,507
	Sydney Capital Corporation
1,260,000	0.180%, 12/24/2014[b]	1,259,471
	Thunder Bay Funding, LLC
1,330,000	0.170%, 10/15/2014[b]	1,329,912
1,240,000	0.190%, 12/19/2014[b]	1,239,483

	Total	27,127,816

Principal Amount	Certificate of Deposit (10.0%)[a]	Value
	Bank of Montreal Chicago
1,270,000	0.170%, 11/13/2014	1,270,000
1,320,000	0.233%, 4/9/2015[d]	1,320,000
	Bank of Nova Scotia/Houston
1,500,000	0.260%, 10/24/2014[d]	1,500,000
	Rabobank Nederland NY
1,380,000	0.284%, 12/1/2014[d]	1,380,000
660,000	0.282%, 5/20/2015[d]	660,076
1,290,000	0.254%, 7/17/2015[d]	1,290,000
	Skandinaviska Enskilda Banken AB
1,270,000	0.635%, 2/26/2015[d]	1,272,023
	Toronto Dominion Bank of New York
1,440,000	0.214%, 11/18/2014[d]	1,440,000
	US Bank NA
1,250,000	0.174%, 1/15/2015[d]	1,250,000
	Wells Fargo Bank NA
1,270,000	0.263%, 9/4/2015[d]	1,270,000

	Total	12,652,099

Principal Amount	Financial Company Commercial Paper (8.7%)[a]	Value
	AllianceBernstein, LP
1,100,000	0.120%, 10/1/2014	1,100,000
1,280,000	0.170%, 10/7/2014	1,279,964
	KFW
1,300,000	0.120%, 12/22/2014	1,299,645
	Svenska Handelsbanken AB
1,440,000	0.120%, 10/14/2014	1,439,938
1,275,000	0.180%, 12/22/2014	1,274,477

Principal Amount	Financial Company Commercial Paper (8.7%)[a]	Value
	US Bank NA
$4,500,000	0.100%, 10/1/2014	$4,500,000

	Total	10,894,024

Principal Amount	Government Agency Debt (28.6%)[a]	Value
	Federal Agricultural Mortgage Corporation
1,270,000	0.240%, 10/17/2014	1,270,062
1,500,000	0.350%, 7/1/2015[d]	1,501,822
	Federal Farm Credit Bank
1,140,000	0.174%, 4/23/2015[d]	1,140,391
1,140,000	0.157%, 8/3/2015[d]	1,140,296
	Federal Home Loan Bank
1,260,000	0.132%, 12/9/2014[d]	1,260,118
1,360,000	0.130%, 2/23/2015[d]	1,360,000
1,980,000	0.100%, 3/10/2015	1,979,857
1,280,000	0.130%, 8/26/2015[d]	1,280,066
	Federal Home Loan Mortgage Corporation
3,960,000	0.144%, 6/26/2015[d]	3,960,941
650,000	0.144%, 7/17/2015[d]	650,159
	Overseas Private Investment Corporation
948,274	0.110%, 10/1/2014[d]	948,274
1,300,000	0.110%, 10/7/2014[d]	1,300,000
1,390,000	0.110%, 10/7/2014[d]	1,390,000
2,300,000	0.110%, 10/7/2014[d]	2,300,000
1,420,000	0.110%, 10/7/2014[d]	1,420,000
1,410,000	0.110%, 10/7/2014[d]	1,410,000
2,920,000	0.300%, 12/9/2014	2,927,102
1,094,921	0.300%, 12/10/2014	1,097,576
1,434,202	0.420%, 4/15/2015	1,436,988
1,980,000	0.390%, 5/2/2015	1,983,215
2,540,000	0.430%, 7/12/2015	2,542,363
800,000	0.205%, 9/7/2015	800,207
900,000	0.410%, 9/7/2015	900,232

	Total	35,999,669

Shares	Investment Company (7.8%)	Value
	BlackRock Cash Funds
6,033,000	0.090%	6,033,000
	Dreyfus Institutional Cash Advantage Fund
670,000	0.060%	670,000
	Duetsche Money Market Series
3,150,037	0.050%	3,150,037

	Total	9,853,037

Principal Amount	Other Commercial Paper (15.1%)[a]	Value
	Baker Hughes, Inc.
$1,260,000	0.080%, 10/14/2014	1,259,964
	Caisse des Depots et Consignations
1,250,000	0.165%, 10/17/2014	1,249,908
1,300,000	0.170%, 12/12/2014	1,299,558
	Cargill Global Funding plc
1,200,000	0.060%, 10/7/2014	1,199,988

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
268

Money Market Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Other Commercial Paper (15.1%)[a]	Value
	Coca-Cola Company
$1,000,000	0.100%, 11/10/2014	$999,889
1,260,000	0.170%, 2/9/2015	1,259,220
	Emerson Electric Company
900,000	0.120%, 10/20/2014	899,943
	John Deere Canada, ULC
1,500,000	0.080%, 10/1/2014	1,500,000
	Long Island Power Auth.
1,500,000	0.160%, 11/3/2014	1,500,000
	Reckitt Benckiser Treasury Services plc
1,270,000	0.240%, 3/24/2015	1,268,527
	Roche Holdings, Inc.
1,260,000	0.080%, 10/22/2014	1,259,941
630,000	0.090%, 11/17/2014	629,926
630,000	0.125%, 1/12/2015	629,775
	Schlumberger Investment SA
1,260,000	0.120%, 11/26/2014	1,259,765
	Society of New York Hospital Fund
1,500,000	0.150%, 11/14/2014	1,499,725
	Total Capital Canada, Ltd.
1,260,000	0.110%, 11/26/2014	1,259,784

	Total	18,975,913

Principal Amount	Other Note (8.6%)[a]	Value
	Bank of New York Mellon Corporation
2,300,000	1.085%, 11/24/2014[d]	2,303,037
1,140,000	1.700%, 11/24/2014	1,141,129
	General Electric Capital Corporation
1,310,000	1.000%, 8/11/2015[b,d]	1,318,465
	John Deere Capital Corporation
1,150,000	0.333%, 10/8/2014[d]	1,150,019
	Nederlandse Waterschapsbank NV
1,480,000	0.285%, 10/27/2014[c,d]	1,480,034
	Royal Bank of Canada
700,000	0.282%, 10/7/2015[c,d]	700,000
	Wells Fargo Bank NA
1,370,000	0.324%, 10/15/2015[d]	1,370,000
	Westpac Banking Corporation
1,250,000	1.033%, 7/17/2015[c,d]	1,257,797

	Total	10,720,481

	Total Investments (at amortized cost) 100.4%	$126,223,039

	Other Assets and Liabilities, Net (0.4)%	(463,273)

	Total Net Assets 100.0%	$125,759,766

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $7,627,830 or 6.1% of total net assets.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.

    Definitions:

Auth.	-	Authority

Cost for federal income tax purposes	$126,223,039

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
269

Money Market Portfolio

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	27,127,816	–	27,127,816	–
Certificate of Deposit	12,652,099	–	12,652,099	–
Financial Company Commercial Paper	10,894,024	–	10,894,024	–
Government Agency Debt	35,999,669	–	35,999,669	–
Investment Company	9,853,037	9,853,037	–	–
Other Commercial Paper	18,975,913	–	18,975,913	–
Other Note	10,720,481	–	10,720,481	–

Total	$126,223,039	$9,853,037	$116,370,002	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
270

Notes to Schedule of Investments

September 30, 2014

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options are valued at the last quoted sales price. Futures contracts are valued at the settle price on the exchange on which they trade. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Portfolio are valued on the basis of amortized cost, whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser, which has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international equity securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Portfolios, except Thrivent Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset

271

Notes to Schedule of Investments

September 30, 2014

(unaudited)

a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value if the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy

272

Notes to Schedule of Investments

September 30, 2014

(unaudited)

from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures – Certain Portfolios may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements.

Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.

Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static

273

Notes to Schedule of Investments

September 30, 2014

(unaudited)

pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The amounts presented in the tables below are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral pledged. The actual amounts of collateral may be greater than amounts presented in the tables.

Unfunded Bridge Loan Commitment – The following Portfolio entered into a loan commitment with Dynegy, Inc. on September 15, 2014. Maturity of the commitment will be November 1, 2014. The Portfolio will receive a fee of 0.375%.

Portfolio	Unfunded Commitment
High Yield	$16,000,000

274

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 26, 2014		THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 26, 2014	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: November 26, 2014	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer